UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Scott Eston, Chief Executive Officer 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/2006

Date of reporting period:	08/31/2005

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period from March 1, 2005 through August 31, 2005 are filed herewith.

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Net Assets
Common Stocks	99.0%
Short-Term Investment(s)	1.9
Other Assets and Liabilities (net)	(0.9)
100.0%

Industry Sector Summary	% of Equity Investments
Construction	16.2%
Financial	16.0
Technology	11.2
Health Care	11.1
Services	8.9
Retail Stores	8.5
Utility	5.8
Consumer Goods	4.0
Oil & Gas	4.0
Automotive	3.5
Machinery	2.7
Manufacturing	2.7
Primary Process Industry	2.5
Transportation	1.7
Food & Beverage	1.1
Metals & Mining	0.1
100.0%

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Automotive — 3.4%
2,500	American Axle & Manufacturing Holdings, Inc.	64,900
4,625	ArvinMeritor, Inc.	85,794
1,800	BorgWarner, Inc.	105,228
2,000	Cooper Tire & Rubber Co.	33,800
5,700	Dana Corp.	76,722
1,500	Delphi Corp.	8,325
7,800	Goodyear Tire & Rubber Co. (The) *	131,040
3,500	Lear Corp.	131,950
1,000	Oshkosh Truck Corp.	40,110
1,000	Superior Industries International, Inc.	22,250
2,200	Tenneco Automotive, Inc. *	39,886
700	TRW Automotive Holdings Corp.	20,545
7,700	Visteon Corp.	76,076
		836,626

	Construction — 16.1%
3,400	Anthracite Capital, Inc. REIT	40,154
2,600	Apartment Investment & Management Co.	103,740
1,100	Arden Realty, Inc. REIT	41,965
1,400	AvalonBay Communities, Inc. REIT	117,656
2,700	Beazer Homes USA, Inc.	168,588
600	BRE Properties-Class A, REIT	24,840
1,200	CBL & Associates Properties, Inc. REIT	50,904
900	Centerpoint Properties Corp REIT	37,944
600	emcor Group, Inc. *	33,084
400	First Industrial Realty Trust, Inc. REIT	15,160
750	Florida Rock Industries, Inc.	42,450
1,400	Fluor Corp.	86,674
2,100	Hovnanian Enterprises, Inc. *	126,315
800	Jacobs Engineering Group, Inc. *	49,920
5,200	KB Home	385,632
700	Kilroy Realty Corp. REIT	36,897
1,700	Lafarge North America, Inc.	117,215
600	M/I Schottenstein Homes, Inc.	33,810
500	Martin Marietta Materials, Inc.	36,160

2	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Construction — continued
2,774	MDC Holdings, Inc.	211,878
2,000	Meritage Homes Corp. *	156,580
2,000	MFA Mortgage Investments, Inc. REIT	13,480
1,600	Mission West Properties REIT	17,136
2,900	National Health Investors, Inc. REIT	84,013
1,950	New Century Financial Corp. REIT	83,830
200	NVR, Inc. *	177,000
800	Pan Pacific Retail Properties, Inc. REIT	53,016
300	Post Properties, Inc. REIT	11,130
1,600	Regency Centers Corp. REIT	93,328
3,600	Ryland Group, Inc.	260,496
500	Simpson Manufacturing Co., Inc.	18,615
1,700	St. Joe Co. (The)	127,857
4,600	Standard-Pacific Corp.	202,078
600	Texas Industries, Inc.	35,886
2,400	Thornburg Mortgage, Inc. REIT	64,824
8,200	Toll Brothers, Inc. *	394,010
2,900	USG Corp. *	182,265
300	William Lyon Homes, Inc. *	45,045
2,300	York International Corp.	131,974
		3,913,549

	Consumer Goods — 4.0%
6,000	Alliance One International, Inc.	24,000
3,250	Bebe Stores, Inc.	76,440
1,800	Blyth, Inc.	44,730
400	Charles & Colvard, Ltd.	7,672
1,400	Columbia Sportswear Co. *	64,960
1,400	Ethan Allen Interiors, Inc.	45,108
1,500	Fossil, Inc. *	32,985
2,000	Furniture Brands International, Inc.	38,220
500	Herman Miller, Inc.	14,950
1,100	Kellwood Co.	26,928
1,200	K-Swiss, Inc.-Class A	36,768
3,000	La-Z-Boy, Inc.	43,170
2,000	Liz Claiborne, Inc.	82,060
3,000	Maytag Corp.	56,700
600	Parlux Fragrances, Inc.	18,822

See accompanying notes to the financial statements.	3

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Consumer Goods — continued
200	Reynolds American, Inc.	16,788
2,500	Steven Madden, Ltd. *	58,625
3,000	Timberland Co.-Class A *	98,970
3,200	Tupperware Corp.	70,144
1,800	Universal Corp	74,916
600	Watsco, Inc.	29,256
		962,212

	Financial — 15.8%
1,500	AG Edwards, Inc.	67,815
900	Amcore Financial, Inc.	27,792
700	American Capital Strategies, Ltd.	26,411
3,800	American Financial Group, Inc.	127,414
3,800	AmeriCredit Corp. *	94,772
1,200	AMERIGROUP Corp. *	40,992
3,000	AmerUs Group Co.	165,960
600	Arthur J. Gallagher & Co.	17,136
2,500	Associated Banc Corp.	81,350
3,150	Astoria Financial Corp.	87,979
500	Brown & Brown, Inc.	23,735
700	Camden National Corp.	26,607
300	Central Pacific Financial Corp.	10,374
625	Chittenden Corp.	16,850
600	City National Corp.	43,224
800	Commerce Bancshares, Inc.	42,784
1,900	Commerce Group, Inc.	110,808
1,600	Commercial Federal Corp.	54,256
1,800	CompuCredit Corp. *	75,348
1,804	Delphi Financial Group, Inc.-Class A	84,968
300	Dollar Thrifty Automotive Group, Inc. *	9,078
800	Downey Financial Corp.	50,704
2,700	Eaton Vance Corp.	69,039
5,500	First American Corp.	228,855
600	FirstFed Financial Corp. *	34,530
2,700	FirstMerit Corp.	75,492
4,800	Flagstar Bancorp, Inc.	82,800
3,700	Fremont General Corp.	84,434
1,700	GATX Corp.	68,901

4	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
500	Genworth Financial, Inc.-Class A	16,085
1,000	Great Southern Bancorp, Inc.	30,380
3,100	Greater Bay Bancorp	78,120
1,050	HCC Insurance Holdings, Inc.	27,982
1,300	Hudson United Bancorp	54,925
4,600	IMPAC Mortgage Holdings, Inc. REIT	64,216
1,600	IndyMac Bancorp, Inc.	63,728
900	Kansas City Life Insurance Co.	45,756
1,900	LaBranche & Co., Inc. *	16,302
1,300	Landamerica Financial Group, Inc.	76,856
300	MAF Bancorp, Inc.	12,879
200	Mercury General Corp.	11,746
800	Nara Bancorp, Inc.	11,144
2,200	Nationwide Financial Services, Inc.-Class A	84,832
300	Novastar Financial, Inc. REIT	10,272
3,900	People’s Bank	115,011
2,300	PMI Group (The), Inc.	93,058
1,300	Pre-Paid Legal Services, Inc.	52,637
3,100	Protective Life Corp.	127,193
5,300	Providian Financial Corp. *	98,580
900	Raymond James Financial, Inc.	27,297
1,000	Redwood Trust, Inc. REIT	50,310
1,900	Reinsurance Group of America, Inc.	81,529
1,900	Ryder System, Inc.	66,671
800	StanCorp Financial Group, Inc.	64,680
1,200	Stewart Information Services Corp.	57,684
600	Student Loan Corp.	135,600
2,100	Trustmark Corp.	57,876
500	United Fire & Casualty Co.	20,605
1,000	United Rentals, Inc. *	18,050
2,100	Universal American Financial Corp.	48,195
2,506	Washington Federal, Inc.	58,716
1,200	Webster Financial Corp.	55,104
400	WellChoice, Inc. *	28,440
600	Westamerica Bancorporation	31,326
200	Westcorp	12,350
300	WFS Financial, Inc. *	20,076
		3,856,619

See accompanying notes to the financial statements.	5

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Food & Beverage — 1.1%
1,800	Chiquita Brands International, Inc. *	45,360
200	Hansen Natural Corp.	9,930
1,600	Lancaster Colony Corp.	73,200
1,600	Mannatech, Inc.	19,904
400	Molson Coors Brewing Co.-Class B	25,644
1,300	Natures Sunshine Products, Inc.	28,080
300	Sanderson Farms, Inc.	11,079
1,500	Tyson Foods, Inc.-Class A	26,670
700	USANA Health Sciences, Inc. *	36,400
		276,267

	Health Care — 11.0%
1,700	American Pharmaceutical Partners, Inc. *	78,166
1,300	Apria Healthcare Group *	44,499
900	Cantel Medical Corp.	18,720
300	Cerner Corp. *	23,628
300	DENTSPLY International, Inc.	15,891
800	Haemonetics Corp. *	35,552
6,300	Health Net, Inc. *	290,493
1,300	Henry Schein, Inc. *	54,197
600	Hologic, Inc. *	28,938
6,700	Humana, Inc. *	322,672
500	ICU Medical, Inc. *	15,185
1,300	Idexx Laboratories, Inc. *	83,252
800	Immucor, Inc. *	18,936
500	Invitrogen Corp. *	42,365
600	Kindred Healthcare, Inc. *	18,360
8,700	King Pharmaceuticals, Inc. *	127,890
700	Kyphon, Inc. *	31,003
4,100	Lincare Holdings, Inc. *	173,594
1,000	Omnicare, Inc.	52,550
1,500	OraSure Technologies, Inc.	13,905
1,600	Owens & Minor, Inc.	45,856
3,500	Pacificare Health Systems, Inc. *	263,830
1,000	Per-Se Technologies, Inc. *	19,280
3,000	Pharmaceutical Product Development, Inc. *	168,810
1,800	PolyMedica Corp.	64,350
2,100	Priority Healthcare Corp.-Class B *	58,569

6	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Health Care — continued
1,100	RehabCare Group, Inc. *	24,717
1,400	Renal Care Group, Inc. *	65,926
2,300	Res-Care, Inc. *	34,615
600	ResMed, Inc. *	43,404
600	Respironics, Inc. *	23,496
500	Sunrise Senior Living, Inc. *	29,695
1,200	Techne Corp. *	68,364
800	Triad Hospitals, Inc. *	38,512
2,200	Universal Health Services, Inc.-Class B	112,442
2,000	Ventana Medical Systems, Inc. *	80,980
1,600	West Pharmaceutical Services, Inc.	45,360
		2,678,002

	Machinery — 2.7%
500	AGCO Corp. *	10,265
1,800	CAL Dive International, Inc. *	112,428
600	Carbo Ceramics, Inc.	36,096
200	Cummins, Inc.	17,294
1,000	FMC Technologies, Inc. *	40,210
1,000	Grant Prideco, Inc. *	36,860
800	Hydril *	54,800
800	Lincoln Electric Holdings, Inc.	30,144
1,500	Lone Star Technologies, Inc. *	82,950
700	Maverick Tube Corp. *	22,295
800	Oceaneering International, Inc. *	39,776
2,600	Oil States International, Inc. *	90,116
1,000	Stewart & Stevenson Services Corp.	24,370
800	Superior Energy Services, Inc. *	17,536
900	W-H Energy Services, Inc. *	29,205
		644,345

	Manufacturing — 2.7%
300	Aptargroup, Inc.	14,919
800	Clarcor, Inc.	22,640
3,500	Crown Holdings, Inc. *	59,115
800	Greif, Inc.-Class A	47,080
700	Harsco Corp.	41,055
1,900	Kaman Corp.-Class A	45,581

See accompanying notes to the financial statements.	7

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Manufacturing — continued
800	Longview Fibre Co.	16,160
600	Mine Safety Appliances Co.	23,640
600	Mobile Mini, Inc. *	25,152
4,300	Owens-IIlinois, Inc. *	110,940
2,300	Shaw Group (The), Inc. *	48,530
2,000	Sonoco Products Co.	56,860
2,200	SPX Corp.	100,188
1,500	Standex International Corp.	39,960
300	Walter Industries, Inc.	13,161
		664,981

	Metals & Mining — 0.1%
300	Cleveland-Cliffs, Inc.	21,324
200	Royal Gold, Inc.	4,776
		26,100

	Oil & Gas — 3.9%
600	Ashland, Inc.	36,474
800	Frontier Oil Corp.	29,320
1,100	Giant Industries, Inc. *	54,175
1,700	Helmerich & Payne, Inc.	101,014
2,300	Holly Corp.	129,582
2,700	Patterson-UTI Energy, Inc.	91,854
1,100	Premcor, Inc.	107,308
3,200	Pride International, Inc. *	80,960
700	Remington Oil & Gas Corp. *	26,971
1,400	Stone Energy Corp. *	73,346
3,700	Tesoro Corp.	213,860
400	Vintage Petroleum, Inc.	15,372
		960,236

	Primary Process Industry — 2.5%
700	Airgas, Inc.	19,691
6,400	AK Steel Holding Corp. *	50,560
1,000	Carpenter Technology Corp.	55,700
600	Chaparral Steel Co.	13,392
4,800	Commercial Metals Co.	143,664
1,000	Cytec Industries, Inc.	47,600

8	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Primary Process Industry — continued
1,400	FMC Corp. *	79,744
300	Lubrizol Corp.	12,405
1,400	Metal Management, Inc.	34,300
1,200	NS Group, Inc. *	49,944
1,000	Olympic Steel, Inc. *	16,600
400	Quanex Corp.	24,604
3,200	Ryerson Tull, Inc.	65,728
		613,932

	Retail Stores — 8.4%
3,800	7-Eleven, Inc. *	107,692
2,300	Abercrombie & Fitch Co.-Class A	127,903
1,200	Advance Auto Parts *	73,116
5,400	American Eagle Outfitters, Inc.	154,602
3,800	BJ’s Wholesale Club, Inc. *	108,490
3,000	Blockbuster, Inc.-Class A	19,710
900	Building Materials Holding Corp.	84,132
900	Cato Corp.-Class A	17,460
1,700	Chico’s FAS, Inc. *	59,007
1,200	Children’s Place *	49,092
500	Dillard’s, Inc.-Class A	11,255
4,000	Dollar Tree Stores, Inc. *	91,080
600	GameStop Corp.-Class A *	20,250
2,700	Great Atlantic & Pacific Tea Co. *	68,526
900	Group 1 Automotive, Inc. *	26,640
300	Guitar Center, Inc. *	17,220
600	Hibbett Sporting Goods, Inc. *	20,184
1,800	HOT Topic, Inc. *	27,900
1,700	Ingles Markets, Inc.-Class A	25,415
1,700	Insight Enterprises, Inc. *	32,011
1,400	Longs Drug Stores Corp.	59,360
800	Men’s Wearhouse, Inc. *	24,384
2,500	Michaels Stores, Inc.	90,750
900	Nautilus, Inc.	23,157
800	Neiman-Marcus Group, Inc.-Class A	79,120
4,000	O’Reilly Automotive, Inc. *	110,280
1,500	Pantry (The), Inc. *	53,835
3,600	Pier 1 Imports, Inc.	44,820

See accompanying notes to the financial statements.	9

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Retail Stores — continued
3,450	Rent-A-Center, Inc. *	69,690
600	Ruddick Corp.	14,022
2,000	Shopko Stores, Inc. *	49,740
2,500	Sonic Automotive, Inc.	58,625
3,600	Supervalu, Inc.	125,280
600	Too, Inc. *	15,996
1,900	United Auto Group, Inc.	64,125
500	Urban Outfitters, Inc. *	27,830
		2,052,699

	Services — 8.8%
800	Ameristar Casinos, Inc.	18,376
4,150	Applebee’s International, Inc.	91,756
2,250	Applied Industrial Technologies, Inc.	80,798
500	Aqua America, Inc.	17,130
1,700	Argosy Gaming Co. *	79,322
1,500	Banta Corp.	73,425
2,000	Bob Evans Farms, Inc.	48,380
1,400	Bright Horizons Family Solutions, Inc. *	55,048
4,100	Brinker International, Inc. *	152,315
900	California Pizza Kitchen, Inc. *	26,631
2,500	Catalina Marketing Corp.	59,850
700	CBRL Group, Inc.	25,312
650	CEC Entertainment, Inc. *	22,289
1,000	Cheesecake Factory (The) *	31,670
2,500	Darden Restaurants, Inc.	78,525
2,450	Factset Research Systems, Inc.	85,750
300	Ihop Corp.	12,048
500	Isle of Capri Casinos, Inc. *	10,995
1,500	ITT Educational Services, Inc. *	76,260
2,800	Jack in the Box, Inc. *	98,756
700	Labor Ready, Inc. *	15,904
1,000	Martha Stewart Living Omnimedia-Class A *	32,300
1,200	Nash Finch Co.	50,400
600	O’Charley’s, Inc. *	9,834
3,500	Outback Steakhouse, Inc.	145,635
1,000	Panera Bread Co.-Class A *	55,740
1,500	Papa John’s International, Inc. *	71,730

10	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Services — continued
1,800	Penn National Gaming, Inc. *	61,344
2,500	Performance Food Group Co. *	77,425
1,300	PF Chang’s China Bistro, Inc. *	66,534
700	Portfolio Recovery Associates, Inc. *	27,979
1,200	Regis Corp.	49,140
2,700	Ryan’s Restaurant Group, Inc. *	34,587
2,150	Sonic Corp. *	65,769
1,400	United Natural Foods, Inc. *	47,600
1,500	Valassis Communications, Inc. *	59,145
800	Weight Watchers International, Inc. *	45,288
2,900	World Fuel Services Corp.	94,830
		2,155,820

	Technology — 11.1%
1,600	Advanced Energy Industries, Inc. *	19,072
700	Agilysys, Inc.	12,565
500	Alliant Techsystems, Inc. *	38,465
900	American Power Conversion Corp.	23,553
6,600	Amkor Technology, Inc. *	33,660
700	Anixter International, Inc. *	26,726
900	Ansys, Inc. *	33,975
1,600	Anteon International Corp. *	73,520
3,700	Arrow Electronics, Inc. *	110,334
4,800	Avnet, Inc. *	120,240
3,900	BEA Systems, Inc. *	34,398
800	Black Box Corp.	34,376
2,225	Brightpoint, Inc. *	63,769
600	Cabot Microelectronics Corp. *	17,886
5,200	CNET Networks, Inc. *	69,576
800	Coherent, Inc. *	25,432
900	Comverse Technology, Inc. *	23,202
6,000	Convergys Corp. *	85,320
1,500	Cree, Inc. *	38,460
300	Diebold, Inc.	14,400
600	EDO Corp.	16,854
500	EndWave Corp.	15,510
1,600	Goodrich Corp.	73,312
3,600	Harris Corp.	138,996

See accompanying notes to the financial statements.	11

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
1,800	Hutchinson Technology, Inc. *	47,520
9,000	Ingram Micro, Inc.-Class A *	157,590
850	Innovative Solutions & Support, Inc. *	14,331
1,400	International Rectifier Corp. *	67,340
3,300	Ixia *	59,268
2,000	Mantech International Corp.-Class A *	62,020
1,100	Maximus, Inc.	41,426
1,700	Micros Systems, Inc. *	75,803
1,500	Microsemi Corp. *	36,135
300	MTS Systems Corp.	12,366
900	Packeteer, Inc. *	10,638
1,300	Paxar Corp. *	24,453
1,200	Photronics, Inc. *	24,924
4,600	QLogic Corp. *	158,976
900	Quality Systems, Inc.	58,500
1,000	Reynolds & Reynolds, Inc. (The)-Class A	28,540
1,100	Sybron Dental Specialties, Inc. *	42,647
1,300	Synopsys, Inc. *	24,700
2,300	Syntel, Inc.	43,125
4,600	Tech Data Corp. *	168,406
800	Teledyne Technologies, Inc. *	30,904
900	THQ, Inc. *	30,249
1,400	Unisys Corp. *	9,310
1,900	United Stationers, Inc. *	89,110
1,300	Websense, Inc. *	64,857
2,600	WESCO International, Inc. *	90,220
6,800	Western Digital Corp. *	94,180
		2,711,139

	Transportation — 1.7%
1,000	Alaska Air Group, Inc. *	33,720
3,500	America West Holdings Corp.-Class B *	24,640
8,000	AMR Corp. *	100,720
600	C.H. Robinson Worldwide, Inc.	37,050
500	CNF, Inc.	25,235
4,700	Continental Airlines, Inc.-Class B *	62,839
1,200	EGL, Inc. *	30,108
450	Forward Air Corp.	15,876

12	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Transportation — continued
1,700	Kansas City Southern *	34,187
900	Knight Transportation, Inc.	21,321
800	Landstar System, Inc. *	29,056
		414,752

	Utility — 5.7%
3,200	Allegheny Energy, Inc. *	96,512
800	Alliant Energy Corp.	24,040
16,200	Centerpoint Energy, Inc.	230,202
6,800	CMS Energy Corp. *	109,480
900	Duquesne Light Holdings, Inc.	16,335
3,400	El Paso Electric Co. *	71,264
400	Equitable Resources, Inc.	30,160
1,600	Great Plains Energy, Inc.	49,744
500	j2 Global Communications, Inc. *	18,765
1,300	MDU Resources Group, Inc.	41,834
400	National Fuel Gas Co.	12,044
3,300	Nextel Partners, Inc. *	86,592
1,000	NII Holdings, Inc.-Class B *	76,220
600	Northeast Utilities	11,952
2,400	NSTAR	70,944
400	OGE Energy Corp.	11,612
3,500	Pepco Holdings, Inc.	79,940
600	Pinnacle West Capital Corp.	26,958
1,900	PNM Resources, Inc.	56,202
1,300	Puget Energy, Inc.	29,601
300	SCANA Corp.	12,717
10,700	TECO Energy, Inc.	186,287
1,100	Wisconsin Energy Corp.	43,087
		1,392,492

	TOTAL COMMON STOCKS (COST $16,498,658)	24,159,771

See accompanying notes to the financial statements.	13

GMO Tax-Managed Small/Mid Cap Fund

(formerly GMO Tax-Managed Small Companies Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 1.9%

	Repurchase Agreement(s) — 1.9%
451,290	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $451,321, and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 2/15/26, and a market value, including accrued interest of $460,316.	451,290

	TOTAL SHORT-TERM INVESTMENT(S) (COST $451,290)	451,290

	TOTAL INVESTMENTS — 100.9%
	(Cost $16,949,948)	24,611,061

	Other Assets and Liabilities (net) — (0.9%)	(214,883)

	TOTAL NET ASSETS — 100.0%	$24,396,178

	Notes to Schedule of Investments:

	REIT - Real Estate Investment Trust
	* Non-income producing security.

14	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $16,949,948) (Note 2)	$24,611,061
Receivable for investments sold	145,963
Dividends and interest receivable	17,770
Receivable for expenses reimbursed by Manager (Note 3)	5,952

Total assets	24,780,746

Liabilities:
Payable for investments purchased	333,881
Payable to affiliate for (Note 3):
Management fee	11,340
Shareholder service fee	3,093
Trustees and Chief Compliance Officer fees	19
Accrued expenses	36,235

Total liabilities	384,568
Net assets	$24,396,178

Net assets consist of:
Paid-in capital	$19,065,031
Accumulated undistributed net investment income	16,538
Accumulated net realized loss	(2,346,504)
Net unrealized appreciation	7,661,113
$24,396,178

Net assets attributable to:
Class III shares	$24,396,178

Shares outstanding:
Class III	1,345,622

Net asset value per share:
Class III	$18.13

See accompanying notes to the financial statements.	15

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$145,069
Interest	2,127

Total investment income	147,196

Expenses:
Management fee (Note 3)	66,113
Shareholder service fee (Note 3) - Class III	18,031
Custodian, fund accounting agent and transfer agent fees	13,156
Audit and tax fees	20,700
Legal fees	276
Trustees fees and related expenses (Note 3)	126
Registration fees	920
Miscellaneous	369
Total expenses	119,691
Fees and expenses reimbursed by Manager (Note 3)	(35,236)
Net expenses	84,455

Net investment income (loss)	62,741

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,217,466

Net realized gain (loss) on investments	2,217,466

Change in net unrealized appreciation (depreciation) on investments	(786,710)

Net realized and unrealized gain (loss)	1,430,756

Net increase (decrease) in net assets resulting from operations	$1,493,497

16	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 62,741	$ 140,011
Net realized gain (loss)	2,217,466	2,855,401
Change in net unrealized appreciation (depreciation)	(786,710)	631,650

Net increase (decrease) in net assets from operations	1,493,497	3,627,062

Distributions to shareholders from:
Net investment income
Class III	(65,198)	(114,932)

Net share transactions (Note 7):
Class III	(4,117,431)	(960,466)

Purchase premiums (Notes 2 and 7):
Class III	—	5,000

Total decrease in net assets resulting from net share transactions and net purchase premiums	(4,117,431)	(955,466)
Total increase (decrease) in net assets	(2,689,132)	2,556,664

Net assets:
Beginning of period	27,085,310	24,528,646
End of period (including accumulated undistributed net investment income of $16,538 and $18,995, respectively)	$24,396,178	$27,085,310

See accompanying notes to the financial statements.	17

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005 (Unaudited)
			Year Ended February 28/29,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 16.94		$ 14.80	$ 9.66	$ 11.76	$ 10.54	$ 9.52
Income (loss) from investment operations:
Net investment income (loss)	0.05	†	0.08 †	0.08	0.11	0.15	0.12
Net realized and unrealized gain (loss)	1.19		2.13	5.14	(2.10)	1.23	1.02

Total from investment operations	1.24		2.21	5.22	(1.99)	1.38	1.14

Less distributions to shareholders:
From net investment income	(0.05)		(0.07)	(0.08)	(0.11)	(0.16)	(0.12)

Total distributions	(0.05)		(0.07)	(0.08)	(0.11)	(0.16)	(0.12)
Net asset value, end of period	$ 18.13		$ 16.94	$ 14.80	$ 9.66	$ 11.76	$ 10.54
Total Return (a)	7.31	%**	14.99%	54.21%	(17.00)%	13.25%	12.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,396		$27,085	$24,529	$20,723	$37,544	$41,042
Net expenses to average daily net assets	0.70	%*	0.70%	0.70%	0.71%	0.70%	0.70%
Net investment income to average daily net assets	0.52	%*	0.56%	0.62%	0.90%	1.30%	1.25%
Portfolio turnover rate	31	%**	90%	66%	55%	65%	131%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.29	%*	0.25%	0.31%	0.18%	0.20%	0.17%
Purchase premiums and redemption fees consisted of the following per share amounts: †	—	(b)	— (b)	—	$ 0.01	— (b)	$ 0.01

(a)          The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums which are borne by the shareholders.

(b)         Purchase premiums were less than $0.01 per share.

†                  Calculated using average shares outstanding throughout the period.

*                 Annualized.

**          Not annualized.

18	See accompanying notes to the financial statements.

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2005 (Unaudited)

1.              Organization

GMO Tax-Managed Small/Mid Cap Fund (the “Fund”) (formerly GMO Tax-Managed Small Companies Fund) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks to maximize after-tax total return through investment in common stocks of small and mid-cap companies principally traded in the U.S. The Fund’s benchmark is the Russell 2500 Index (after-tax), which is computed by the Manager by applying the maximum historical applicable individual federal income tax rate to the Russell 2500 Index’s dividend yield.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

19

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement.  These financial instruments are not actively traded on financial markets.  The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their

20

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005 the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

21

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $2,583,175, $1,587,943, and $393,614 expiring in 2009, 2010, and 2011, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$16,949,948	$7,831,708	$(170,595)	$7,661,113

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

The premium on cash purchases of Fund shares is currently 0.50% of the amount invested. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, it will waive the purchase premium with respect to that portion.  In addition, the purchase premium charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and for the year ended February 28, 2005, the Fund received $0 and $5,000 in purchase premiums, respectively.  There is no fee for redemptions, reinvested distributions or in-kind transactions.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.55% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan,

22

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.55% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $126 and $93, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $7,406,232 and $11,519,400, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders

As of August 31, 2005, 80.5% of the outstanding shares of the Fund was held by five shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 4.7% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

23

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:

Shares sold	—	$—	67,779	$ 995,000
Shares issued to shareholders in reinvestment of distributions	1,517	26,327	3,237	48,181
Shares repurchased	(254,915)	(4,143,758)	(129,455)	(2,003,647)
Purchase premiums	—	—	—	5,000

Net increase (decrease)	(253,398)	$(4,117,431)	(58,439)	$ (955,466)

24

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Tax Managed Small/Mid Cap Fund.  In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably

25

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

26

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

27

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Proxy Voting Results
August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

28

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Fund Expenses
August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

29

GMO Tax-Managed Small/Mid Cap Fund
(formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Operating
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.70%	1,000.00	1,073.10	3.66
2) Hypothetical	0.70%	1,000.00	1,021.68	3.57

* Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

30

GMO U.S. Sector Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO U.S. Sector Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.1%
Short-Term Investment(s)	4.5
Futures	(0.0)
Other Assets and Liabilities (net)	0.4
100.0%

*   The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

GMO U.S. Sector Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
142,713	GMO Real Estate Fund, Class III	2,406,139
234,028	GMO Small/Mid Cap Growth Fund, Class III	5,005,869
410,090	GMO Small/Mid Cap Value Fund, Class III	4,957,986
7,439,156	GMO U.S. Core Fund, Class III	105,933,581
1,303,100	GMO U.S. Quality Equity Fund, Class III	25,918,659
	TOTAL MUTUAL FUNDS (COST $133,727,033)	144,222,234

	SHORT-TERM INVESTMENT(S) — 0.0%

	Repurchase Agreement(s) — 0.0%
7,453	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $7,453 and an effective yield of 2.5%, collateralized by a U.S. Treasury Note with a rate of 6.0%, maturity date of 2/15/26 and market value accrued interest of $7,603.	7,453

	TOTAL SHORT-TERM INVESTMENT(S) (COST $7,453)	7,453

	TOTAL INVESTMENTS — 100.0%
	(Cost $133,734,486)	144,229,687

	Other Assets and Liabilities (net) — 0.0%	(19,083)

	TOTAL NET ASSETS — 100.0%	$144,210,604

2	See accompanying notes to the financial statements.

GMO U.S. Sector Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $133,727,033) (Notes 2 and 8)	$144,222,234
Investments in unaffiliated issuers, at value (cost $7,453) (Note 2)	7,453
Receivable for investments sold	3,000,000
Receivable for expenses reimbursed or waived by Manager (Note 3)	63,906

Total assets	147,293,593

Liabilities:
Payable for Fund shares repurchased	2,999,999
Payable to affiliate for (Note 3):
Management fee	41,081
Shareholder service fee	18,673
Trustees and Chief Compliance Officer fees	265
Accrued expenses	22,971

Total liabilities	3,082,989
Net assets	$144,210,604

Net assets consist of:
Paid-in capital	$130,564,786
Accumulated undistributed net investment income	1,220,657
Accumulated net realized gain	1,929,960
Net unrealized appreciation	10,495,201
$144,210,604

Net assets attributable to:
Class III shares	$144,210,604

Shares outstanding:
Class III	22,403,957

Net asset value per share:
Class III	$ 6.44

See accompanying notes to the financial statements.	3

GMO U.S. Sector Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,223,764
Interest	192

Total investment income	1,223,956

Expenses:
Management fee (Note 3)	247,306
Shareholder service fee (Note 3) - Class III	112,412
Custodian, fund accounting agent and transfer agent fees	8,464
Audit and tax fees	11,224
Legal fees	1,748
Trustees fees and related expenses (Note 3)	1,299
Registration fees	2,392
Miscellaneous	1,975
Total expenses	386,820
Fees and expenses reimbursed by Manager (Note 3)	(24,748)
Indirectly incurred fees waived or borne by Manager (Note 3)	(247,156)
Shareholder service fee waived (Note 3) - Class III	(112,344)
Net expenses	2,572

Net investment income (loss)	1,221,384

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,997,276
Realized gains distributions from affiliated issuers (Note 8)	948,417

Net realized gain (loss) on investments	2,945,693

Change in net unrealized appreciation (depreciation) on investments	(2,199,525)

Net realized and unrealized gain (loss)	746,168

Net increase (decrease) in net assets resulting from operations	$1,967,552

4	See accompanying notes to the financial statements.

GMO U.S. Sector Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 1,221,384	$ 1,726,696
Net realized gain (loss)	2,945,693	5,585,264
Change in net unrealized appreciation (depreciation)	(2,199,525)	1,814,127

Net increase (decrease) in net assets from operations	1,967,552	9,126,087

Distributions to shareholders from:
Net investment income
Class III	(833,499)	(2,495,238)
Net realized gains
Class III	(495,594)	(5,083,911)

	(1,329,093)	(7,579,149)
Net share transactions (Note 7):
Class III	(7,814,126)	76,428,482

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	8,348	60,143

Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(7,805,778)	76,488,625
Total increase (decrease) in net assets	(7,167,319)	78,035,563

Net assets:
Beginning of period	151,377,923	73,342,360
End of period (including accumulated undistributed net investment income of $1,220,657 and $832,772, respectively)	$144,210,604	$151,377,923

See accompanying notes to the financial statements.	5

GMO U.S. Sector Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004		2003	2002		2001

Net asset value, beginning of period	$6.41		$6.40		$4.53		$5.45	$5.11		$4.84

Income (loss) from investment operations:
Net investment income (loss) (a)†	0.05		0.11		0.08		0.09	0.11		0.14
Net realized and unrealized gain (loss)	0.04		0.34		1.89		(1.00)	0.39		0.35

Total from investment operations	0.09		0.45		1.97		(0.91)	0.50		0.49

Less distributions to shareholders:
From net investment income	(0.04)		(0.14)		(0.02)		(0.01)	(0.16)		(0.17)
From net realized gains	(0.02)		(0.30)		(0.08)		—	—		(0.05)

Total distributions	(0.06)		(0.44)		(0.10)		(0.01)	(0.16)		(0.22)

Net asset value, end of period	$6.44		$6.41		$6.40		$4.53	$5.45		$5.11
Total Return (b)	1.38	%(c)**	7.18	%(c)	43.72	%(c)	(16.78)%	9.80%		10.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144,211		$151,378		$73,342		$13,144	$ 270		$ 253
Net expenses to average daily net assets (d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.02%	0.00	%(e)	0.00	%(e)
Net investment income to average daily net assets (a)	1.63	%*	1.75%		1.43%		1.93%	1.99%		2.71%
Portfolio turnover rate	5	%**	16%		17%		24%	2%		35%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.51	%*	0.54%		0.58%		0.88%	8.97%		3.05%
Purchase and redemption fees consisted of the following per share amounts:	$0.00	(f)	$0.00	(f)	$0.00	(f)	—	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investments in underlying funds (See Note 3).
(e)	Net expenses were less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

6	See accompanying notes to the financial statements.

GMO U.S. Sector Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO U.S. Sector Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks total return greater than that of the Russell 3000 Index, its benchmark.  The Fund pursues its objective through investments in common stocks, either directly or indirectly through investments in shares of other domestic equity funds of the Trust (“underlying fund(s)”).

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) are valued at their net asset value.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities

GMO U.S. Sector Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.  Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of  February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $804,352 expiring in 2012.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$133,847,130	$10,530,449	$(147,892)	$10,382,557

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from underlying fund(s) are recorded on the ex-dividend date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value

GMO U.S. Sector Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemption of Fund shares are currently each 0.04% of the amount invested or redeemed.  For the period March 1, 2004 to June 30, 2004, the premiums on cash purchases and fees on redemptions of Fund shares were each 0.15%.  The redemption fee is only applicable to shares purchased on or after June 30, 2003.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and for the year ended February 28, 2005, the Fund received $948 and $60,023 in purchase premiums and $7,400 and $120 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.  As described in Note 1, the Fund invests in certain underlying fund(s).  The Fund will invest in Class III shares of each underlying Fund being offered.  Like the management fee (as described below), the Fund’s shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund’s investment in shares of underlying fund(s).

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees and the following expenses:  fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including

9

GMO U.S. Sector Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, “fund expenses”)), plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above), incurred indirectly by the Fund through investment in the underlying fund(s), exceed 0.33% of the Fund’s average daily net assets.  Because GMO will not waive expenses incurred indirectly by the Fund to the extent they exceed 0.33% of the Fund’s average daily net assets, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses (as defined above)) and investment-related expenses incurred indirectly by the Fund through its investment in the underlying fund(s) may exceed 0.33% of the Fund’s average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment- related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
0.299%	0.035%	0.150%	0.000%	0.484%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $931 and $558, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $6,760,181 and $13,710,000, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

10

GMO U.S. Sector Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

6.              Principal shareholders and related parties

As of August 31, 2005, 57.9% of the outstanding shares of the Fund was held by four shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.2% of the Fund’s shares was held by two related party accounts.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	366,597	$ 2,367,984	11,159,900	$70,254,066
Shares issued to shareholders in reinvestment of distributions	203,407	1,320,109	1,144,256	7,226,158
Shares repurchased	(1,775,026)	(11,502,219)	(162,091)	(1,051,742)
Purchase premiums and redemption fees	—	8,348	—	60,143
Net increase (decrease)	(1,205,022)	$(7,805,778)	12,142,065	$76,488,625

11

GMO U.S. Sector Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Real Estate Fund, Class III	$4,290,702	$—	$2,364,000	$—	$—	$2,406,139
GMO Small/Mid Cap Growth Fund, Class III (formerly GMO Small Cap Growth Fund)	5,194,424	429,123	500,000	10,211	418,913	5,005,869
GMO Small/Mid Cap Value Fund, Class III (formerly GMO Small Cap Value Fund)	6,300,437	558,998	1,800,000	80,208	478,790	4,957,986
GMO U.S. Core Fund, Class III	109,034,777	4,845,643	7,672,000	1,007,643	—	105,933,581
GMO U.S. Quality Equity Fund, Class III	26,554,454	926,417	1,374,000	125,702	50,714	25,918,659
Totals	$151,374,794	$6,760,181	$13,710,000	$1,223,764	$948,417	$144,222,234

12

GMO U.S. Sector Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Sector Fund.  In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

13

GMO U.S. Sector Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

14

GMO U.S. Sector Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

15

GMO U.S. Sector Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.   At that meeting, considerations of certain proposals were adjourned to final meetings held on March 30, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
13,118,680	0	0	0

Proposal 2C

To revise the Fund’s fundamental investment restriction with respect to investments in commodities:

Votes for	Votes against	Abstentions
9,071,575	4,047,105	0

16

GMO U.S. Sector Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

17

GMO U.S. Sector Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.49%	$1,000.00	$1,013.80	$2.51
2) Hypothetical	0.49%	$1,000.00	$1,022.74	$2.50

*  Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary *	% of Total Net Assets
Debt Obligations	101.9%
Short-Term Investment(s)	2.6
Mutual Funds	0.6
Call Options Purchased	0.1
Forward Currency Contracts	0.0
Swaps	(0.0)
Other Assets and Liabilities (net)	(5.2)
100.0%

*         The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 20.4%

	U.S. Government — 11.0%
2,964,548	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	3,223,947

	U.S. Government Agency — 9.4%
175,000	Agency for International Development Floater (Support of Botswana),Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 4.20%, due 10/01/12	174,344
1,126,125	Agency for International Development Floater (Support of C.A.B.E.I.),Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 3.60%, due 10/01/12	1,121,902
1,086,855	Agency for International Development Floater (Support of Honduras),Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 3.76%, due 10/01/11	1,079,388
53,992	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 3.88%, due 05/01/14	53,621
309,998	Small Business Administration Pool #502320,Variable Rate, Prime - 2.18%, 4.06%, due 08/25/18	310,292
		2,739,547

	TOTAL DEBT OBLIGATIONS (COST $5,946,863)	5,963,494

	MUTUAL FUNDS — 79.3%

900,391	GMO Short-Duration Collateral Fund(b)	23,131,055
9,192	GMO Special Purpose Holding Fund(b)	96,607

	TOTAL MUTUAL FUNDS (COST $22,937,218)	23,227,662

	TOTAL INVESTMENTS — 99.7%
	(Cost $28,884,081)	29,191,156

	Other Assets and Liabilities (net) — 0.3%	94,847

	TOTAL NET ASSETS — 100.0%	$29,286,003

2	See accompanying notes to the financial statements.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank of Economic Integration

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2005, which are subject to change based on the terms of the security.

(a)        Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).

(b)  Affiliated issuer.

See accompanying notes to the financial statements.	3

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $5,946,863) (Note 2)	$5,963,494
Investments in affiliated issuers, at value (cost $22,937,218) (Notes 2 and 8)	23,227,662
Cash	71,459
Interest receivable	47,189
Receivable for expenses reimbursed by Manager (Note 3)	3,163

Total assets	29,312,967

Liabilities:
Payable to affiliate for (Note 3):
Management fee	1,248
Shareholder service fee	3,747
Trustees and chief compliance officer fees	100
Accrued expenses	21,869

Total liabilities	26,964
Net assets	$29,286,003

Net assets consist of:
Paid-in capital	$34,084,900
Accumulated undistributed net investment income	85,588
Accumulated net realized loss	(5,191,560)
Net unrealized appreciation	307,075
$29,286,003

Net assets attributable to:
Class III shares	$29,286,003

Shares outstanding:
Class III	3,291,512

Net asset value per share:
Class III	$8.90

4	See accompanying notes to the financial statements.

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:

Interest	$167,427
Dividends from affiliated issuers (Note 8)	70,295

Total investment income	237,722

Expenses:
Management fee (Note 3)	7,419
Shareholder service fee (Note 3) - Class III	22,258
Custodian, fund accounting agent and transfer agent fees	2,668
Audit and tax fees	14,260
Legal fees	368
Trustees fees and related expenses (Note 3)	317
Registration fees	2,300
Miscellaneous	321
Total expenses	49,911
Fees and expenses reimbursed by Manager (Note 3)	(19,781)
Net expenses	30,130

Net investment income (loss)	207,592

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	28,266
Realized gains distributions from affiliated issuers (Note 8)	57,329

Net realized gain (loss)	85,595

Change in net unrealized appreciation (depreciation) on investments	256,756

Net realized and unrealized gain (loss)	342,351

Net increase (decrease) in net assets resulting from operations	$549,943

See accompanying notes to the financial statements.	5

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2005 (Unaudited)	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 207,592	$ 980,024
Net realized gain (loss)	85,595	(275,265)
Change in net unrealized appreciation (depreciation)	256,756	214,502

Net increase (decrease) in net assets from operations	549,943	919,261

Distributions to shareholders from:
Net investment income
Class III	(122,945)	(979,106)

Net share transactions (Note 7):
Class III	(747,923)	(14,488,949)

Total increase (decrease) in net assets	(320,925)	(14,548,794)

Net assets:
Beginning of period	29,606,928	44,155,722
End of period (including accumulated undistributed net investment income of $85,588 and $941, respectively)	$29,286,003	$29,606,928

6	See accompanying notes to the financial statements.

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004		2003	2002	2001
Net asset value, beginning of period	$ 8.77		$ 8.75	$ 8.68		$ 9.62	$ 9.92	$ 9.62

Income (loss) from investment operations:
Net investment income (loss) (a)†	0.06		0.23	0.12		0.08	0.30	0.42
Net realized and unrealized gain (loss)	0.11		(0.01)	0.07		(0.54)	0.07	0.33

Total from investment operations	0.17		0.22	0.19		(0.46)	0.37	0.75

Less distributions to shareholders:
From net investment income	(0.04)		(0.20)	(0.12)		(0.33)	(0.39)	(0.44)
From net realized gains	—		—	—		(0.15)	(0.28)	(0.01)
Return of capital	—		—	(0.00	)(b)	—	—	—

Total distributions	(0.04)		(0.20)	(0.12)		(0.48)	(0.67)	(0.45)

Net asset value, end of period	$ 8.90		$ 8.77	$ 8.75		$ 8.68	$ 9.62	$ 9.92
Total Return (c)	1.91	%**	2.49%	2.24%		(4.91)%	3.73%	7.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$ 29,286		$ 29,010	$ 44,156		$ 55,316	$ 48,347	$ 40,505
Net expenses to average daily net assets (d)	0.20	%*	0.20%	0.21%		0.21%	0.20%	0.20%
Net investment income to average daily net assets (a)	1.40	%*	2.57%	1.36%		0.88%	3.04%	4.30%
Portfolio turnover rate	14	%**	101%	4%		43%	91%	50%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.13	%*	0.10%	0.10%		0.08%	0.12%	0.09%

(a)	Net investment income for the year is affected by the timing of the declaration of dividends by other underlying fund(s) in which the Fund invests.
(b)	Return of capital was less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2005 (Unaudited)

1.              Organization

GMO Short-Duration Investment Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks to provide current income through direct and indirect investments in high-quality fixed income instruments and other funds of the Trust (“underlying fund(s)”) primarily GMO Short-Duration Collateral Fund.  The Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an

8

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 25.4% of net assets.

GMO Special Purpose Holding Fund (“SPHF”), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF.  In July of 2005, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $57,329 indirectly in conjunction with the settlement.  The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund.  To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in

9

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005 the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,151,233 and $708 expiring in 2012 and 2013, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.  At February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital losses of $7,612,470.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$29,642,904	$0	$(451,748)	$(451,748)

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal.  Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the

10

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of 0.15%.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.05% of the average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.018%)	0.021%	0.000%	0.007%	0.010%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $225 and $93, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

11

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

4.              Purchases and sales of securities

For the six months ended August 31, 2005, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$ —	$ —
Investments (non-U.S. Government securities)	4,070,295	4,634,199

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 48.6% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  One of the shareholders is another fund of the GMO Trust.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 6.3% of the Fund’s shares was held by twenty-five related parties comprised of certain GMO employee accounts, and 18.9% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

12

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005

	Shares	Amount	Shares	Amount
Class III:
Shares sold	228,596	$2,012,860	7	$64
Shares issued to shareholders in reinvestment of distributions	13,740	121,244	72,379	629,717
Shares repurchased	(326,910)	(2,882,027)	(1,402,139)	(12,208,902)
Net increase (decrease)	(84,574)	$ (747,923)	(1,329,753)	$(11,579,121)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$22,935,783	$4,070,295	$4,200,000	$70,295	$—	$23,131,055
GMO Special Purpose Holding Fund	142,566	—	—	—	57,329	96,607	*
Totals	$23,078,349	$4,070,295	$4,200,000	$70,295	$57,329	$23,227,662

* After effect of the return of capital distribution of $50,673 on April 5, 2005.

13

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Short-Duration Investment Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

14

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

15

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

16

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Proxy Voting Results
August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.   At that meeting, considerations of certain proposals were adjourned to final meetings held on April 6, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2A

To revise the Fund’s fundamental investment restriction with respect to concentration in any one industry:

Votes for	Votes against	Abstentions
2,828,175	0	0

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
2,828,175	0	0	0

17

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

18

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred *

1) Actual	0.21%	1,000.00	1,019.10	1.07
2) Hypothetical	0.21%	1,000.00	1,024.20	1.07

  *      Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

19

GMO Domestic Bond Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	100.4%
Short-Term Investment(s)	2.9
Mutual Funds	1.0
Swaps	0.9
Preferred Stocks	0.7
Call Options Purchased	0.1
Forward Currency Contracts	0.1
Futures	(0.1)
Reverse Repurchase Agreements	(3.3)
Other Assets and Liabilities (net)	(2.7)
100.0%

*            The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($) / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 9.4%

	Corporate Debt — 0.7%
2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	3,047,476

	U.S. Government — 2.5%
2,311,699	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	2,594,521
8,419,317	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	9,156,008
		11,750,529

	U.S. Government Agency — 6.2%
10,000,000	Agency for International Development Floater (Support of India),Variable Rate, 3 mo. LIBOR + .10%, 3.55%, due 02/01/27	9,925,000
4,750,000	Agency for International Development Floater (Support of Jamaica),Variable Rate, 6 mo. LIBOR + .30%, 4.35%, due 12/01/14	4,755,937
4,402,069	Agency for International Development Floater (Support of Jamaica),Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 4.58%, due 03/30/19	4,415,848
4,865,000	Agency for International Development Floater (Support of Sri Lanka),Variable Rate, 6 mo. LIBOR + .20%, 4.25%, due 06/15/12	4,852,837
4,766,670	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill + 115%, 3.70%, due 01/01/12	4,710,090
		28,659,712

	TOTAL DEBT OBLIGATIONS (COST $42,813,360)	43,457,717

	PREFERRED STOCKS — 0.7%

	Banking — 0.7%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	3,387,210

	TOTAL PREFERRED STOCKS (COST $4,314,521)	3,387,210

2	See accompanying notes to the financial statements.

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 89.0%

15,972,551	GMO Short-Duration Collateral Fund (c)	410,334,828
1,483	GMO Special Purpose Holding Fund (c)	15,582
1,211,732	Merrimac Cash Series, Premium Class	1,211,732

	TOTAL MUTUAL FUNDS (COST $406,359,763)	411,562,142

	TOTAL INVESTMENTS — 99.1%
	(Cost $452,487,644)	458,407,069

	Other Assets and Liabilities (net) — 0.9%	4,035,512

	TOTAL NET ASSETS — 100.0%	$462,442,581

	Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

	Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2005, which are subject to change based on the terms of the security.
	(a) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
	(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
	(c) Affiliated issuer.

See accompanying notes to the financial statements.	3

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Sales

4	U.S. Long Bond	December 2005	$ 472,125	$ (9,895)
14	U.S. Treasury Note 10 Yr.	September 2005	1,580,906	(17,383)
317	U.S. Treasury Note 5 Yr.	December 2005	34,354,875	(336,256)
				$(363,534)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive	Fixed		Appreciation
Amount		Date	Counterparty	(Pay)	Rate	Variable Rate	(Depreciation)
38,800,000	USD	2/28/2008	JP Morgan Chase Bank	(Pay)	4.01%	3 month LIBOR	$ 175,813
170,000,000	USD	2/28/2010	JP Morgan Chase Bank	Receive	4.23%	3 month LIBOR	(183,812)
114,000,000	USD	2/28/2013	JP Morgan Chase Bank	(Pay)	4.49%	3 month LIBOR	(934,138)
8,500,000	USD	10/24/2013	JP Morgan Chase Bank	(Pay)	4.70%	3 month LIBOR	(173,477)
							$(1,115,614)

4	See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2005 (Unaudited)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
27,000,000	USD	11/30/2005	Lehman Brothers	1 month LIBOR - 0.02%	Return on Lehman Brothers U.S. Government Index	$ 319,638
150,000,000	USD	11/30/2005	Lehman Brothers	1 month LIBOR - 0.03%	Return on Lehman Brothers U.S. Government Index	1,777,016
75,000,000	USD	1/31/2006	Lehman Brothers	1 month LIBOR - 0.02%	Return on Lehman Brothers U.S. Government Index	887,883
25,000,000	USD	4/28/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	296,586
175,000,000	USD	7/31/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	2,076,103
						$5,357,226

See accompanying notes to the financial statements.	5

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $48,339,613) (Note 2)	$ 48,056,659
Investments in affiliated issuers, at value (cost $405,148,031) (Notes 2 and 8)	410,350,410
Cash	1,702
Receivable for Fund shares sold	1,092,500
Interest receivable	217,574
Net receivable for open swap contracts (Note 2)	4,241,612
Receivable for expenses reimbursed by Manager (Note 3)	13,578

Total assets	463,974,035

Liabilities:
Payable for investments purchased	1,000,000
Payable for Fund shares repurchased	114,795
Payable to affiliate for (Note 3):
Management fee	38,759
Shareholder service fee	30,636
Trustees and Chief Compliance Officer fees	2,154
Interest payable for open swap contracts (Note 2)	120,129
Payable for variation margin on open futures contracts (Note 2)	157,906
Accrued expenses	67,075

Total liabilities	1,531,454
Net assets	$462,442,581

Net assets consist of:
Paid-in capital	$453,461,609
Accumulated undistributed net investment income	1,394,481
Distribution in excess of net realized gains	(1,211,012)
Net unrealized appreciation	8,797,503
$462,442,581

Net assets attributable to:
Class III shares	$117,698,261
Class VI shares	$344,744,320

Shares outstanding:
Class III	11,723,620
Class VI	34,298,837

Net asset value per share:
Class III	$ 10.04
Class VI	$ 10.05

6	See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$ 1,264,995
Dividends	128,027
Interest	872,822

Total investment income	2,265,844

Expenses:
Management fee (Note 3)	323,341
Shareholder service fee (Note 3) - Class III	434,596
Shareholder service fee (Note 3) - Class VI	18,486
Custodian, fund accounting agent and transfer agent fees	42,780
Audit and tax fees	22,264
Legal fees	9,660
Trustees fees and related expenses (Note 3)	6,008
Registration fees	2,392
Miscellaneous	9,527
Total expenses	869,054
Fees and expenses reimbursed by Manager (Note 3)	(80,316)
Net expenses	788,738

Net investment income (loss)	1,477,106

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,149,462
Realized gains distributions from affiliated issuers (Note 8)	9,247
Closed futures contracts	7,888,361
Closed swap contracts	(3,150,679)

Net realized gain (loss) on investments	9,896,391

Change in net unrealized appreciation (depreciation) on:
Investments	3,748,026
Open futures contracts	2,067,461
Open swap contracts	6,796,198

Net unrealized gain	12,611,685

Net realized and unrealized gain (loss)	22,508,076

Net increase (decrease) in net assets resulting from operations	$23,985,182

See accompanying notes to the financial statements.	7

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 1,477,106	$ 9,069,721
Net realized gain (loss)	9,896,391	12,152,915
Change in net unrealized appreciation (depreciation)	12,611,685	(7,068,364)

Net increase (decrease) in net assets from operations	23,985,182	14,154,272

Distributions to shareholders from:
Net investment income
Class III	(75,329)	(10,756,517)
Net realized gains
Class III	(9,293,103)	(17,124,372)
Return of capital
Class III	—	(294,354)

	(9,368,432)	(28,175,243)
Net share transactions (Note 7):
Class III	(629,061,508)	377,044,636
Class VI	340,586,858	—
Increase (decrease) in net assets resulting from net share transactions	(288,474,650)	377,044,636

Total increase (decrease) in net assets	(273,857,900)	363,023,665

Net assets:
Beginning of period	736,300,481	373,276,816
End of period (including accumulated undistributed net investment income of $1,394,481 and distributions in excess of net investment income of $7,296, respectively)	$462,442,581	$736,300,481

8	See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005 (Unaudited)
			Year Ended February 28/29,
			2005		2004(a)	2003(a)	2002(a)	2001(a) (b)

Net asset value, beginning of period	$ 9.84		$ 10.07		$ 10.08	$ 9.68	$ 9.98	$ 9.23
Income from investment operations:
Net investment income (loss) (c)†	0.03		0.16		0.23	0.22	0.41	0.60
Net realized and unrealized gain	0.29		0.04		0.24	0.86	0.22	0.73
Total from investment operations	0.32		0.20		0.47	1.08	0.63	1.33
Less distributions to shareholders:
From net investment income	(0.00	)(d)	(0.16)		(0.20)	(0.27)	(0.50)	(0.58)
From net realized gains	(0.12)		(0.27)		(0.28)	(0.41)	(0.43)	—
Return of capital	—		(0.00	)(d)	—	—	—	—
Total distributions	(0.12)		(0.43)		(0.48)	(0.68)	(0.93)	(0.58)
Net asset value, end of period	$ 10.04		$ 9.84		$ 10.07	$ 10.08	$ 9.68	$ 9.98
Total Return (e)	3.31	%**	2.02%		4.79%	11.43%	6.62%	14.91%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,698		$736,300		$373,277	$113,223	$155,000	$170,534
Net operating expenses to average daily net assets	0.25	%*	0.25%		0.25%	0.25%	0.25%	0.25%
Interest expense to average daily net assets	—		—		—	—	—	0.07	%(f)
Total net expenses to average daily net assets (g)	0.25	%*	0.25%		0.25%	0.25%	0.25%	0.32%
Net investment income to average daily net assets (c)	0.58	%*	1.57%		2.30%	2.23%	4.16%	6.37%
Portfolio turnover rate	11	%**	11%		15%	71%	19%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.03%		0.06%	0.05%	0.05%	0.05%

See accompanying notes to the financial statements.	9

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class III share outstanding throughout each period)

(a)

As a result of changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.12% and net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior year amounts, resulting in reductions to the net investment income ratio of 0.34%, 0.19% and 0.04% and to net investment income per share of $0.03, $0.02 and $0.01 in the fiscal years ending February 28/29, 2003, 2002 and 2001, respectively.

(b)

Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.

(c)	Net investment income is affected by timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.
(d)	Return of capital is less than $0.01.
(e)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses.
(g)	Net expenses exclude expenses incurred indirectly through investment in underlying fund(s) (See Note 3).
†	Calculated using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

10	See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout the period)

	Period from
	July 26, 2005
	(commencement
	of operations) through
	August 31, 2005
	(Unaudited)
Net asset value, beginning of period	$ 9.93

Income from investment operations:
Net investment income (loss) (a)†	(0.01)
Net realized and unrealized gain (loss)	0.13

Total from investment operations	0.12

Net asset value, end of period	$ 10.05
Total Return (b)	1.21	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$344,744
Net operating expenses to average daily net assets(c)	0.16	%*
Net investment income to average daily net assets(a)	(0.11	)%*
Portfolio turnover rate	11	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*

(a)	Net investment income is affected by timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying fund(s) (See Note 3).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2005.
*	Annualized
**	Not annualized

See accompanying notes to the financial statements.	11

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2005 (Unaudited)

1.              Organization

GMO Domestic Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through direct and indirect investment in U.S. investment grade securities and by investing in other funds of the Trust (“underlying fund(s)”) primarily GMO Short-Duration Collateral Fund.  The Fund’s benchmark is the Lehman Brothers U.S. Government Bond Index.

As of August 31, 2005, the Fund had two classes of shares outstanding: Class III and Class VI.  Class VI commenced operations on July 26, 2005.  The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).  Shares of the GMO Short-Duration Collateral Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has

12

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 25.0% of net assets.

GMO Special Purpose Holding Fund (“SPHF”), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF.  In July of 2005, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $9,247 indirectly in conjunction with the settlement.  The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund.  To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange

13

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures or securities it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised are added to the proceeds or offset against the amounts paid on the underlying future or security transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future or security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option.  There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the

14

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.  As of, the Fund did not hold any loan agreements.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for open indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates.  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.  Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate.  In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement.  These financial instruments are not actively traded on financial markets.  The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

15

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.  The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day.  As of August 31, 2005, the Fund did not hold any reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005 the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

16

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital losses of $4,520,455.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$452,536,574	$6,999,361	$(1,128,866)	$5,870,495

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.   Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

17

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.10% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.10% of the average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.014%)	0.017%	0.000%	0.006%	0.009%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $4,076 and $2,883 respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

For the six months ended August 31, 2005, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$ 1,279,702	$ 871,383
Investments (non-U.S. Government securities)	63,764,995	353,080,000

18

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholders and related parties

As of August 31, 2005, 73.9% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  One of the shareholders is another fund of GMO Trust.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by five related parties comprised of certain GMO employee accounts, and 87.3% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	3,156,207	$ 31,491,493	35,887,871	$358,929,046
Shares issued to shareholders in reinvestment of distributions	934,816	9,365,447	2,835,823	27,861,769
Shares repurchased	(67,185,880)	(669,918,448)	(979,771)	(9,746,179)
Net increase (decrease)	(63,094,857)	$(629,061,508)	37,743,923	$377,044,636

19

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

	Period from July 26, 2005 (commencement of operations) through August 31, 2005 (Unaudited)
	Shares	Amount
Class VI:
Shares sold	34,300,827	$340,606,858
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(1,990)	(20,000)
Net increase (decrease)	34,298,837	$340,586,858

8.     Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$689,586,013	$64,764,995	$352,830,000	$1,264,995	$ —	$409,334,828
GMO Special Purpose Holding Fund	22,996	—	—	—	9,247	15,582	*
Totals	$689,609,009	$64,764,995	$352,830,000	$1,264,995	$ 9,247	$409,350,410

* After effect of return of capital distributions of $8,173 on April 5, 2005.

20

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Domestic Bond Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

21

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

22

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

23

GMO Domestic Bond Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
66,264,283	0	162,080	0

24

GMO Domestic Bond Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

25

GMO Domestic Bond Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred

Class III
1) Actual	0.26%	$1,000.00	$1,033.10	$1.33*
2) Hypothetical	0.26%	$1,000.00	$1023.95	$1.33*

Class IV
1) Actual	0.17%	$1,000.00	$1,012.10	$0.17**
2) Hypothetical	0.17%	$1,000.00	$1,004.76	$0.17**

*

Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

**

Expenses are calculated using each Class’s annualized net expense ratio for the period July 26, 2005 through August 31, 2005, multiplied by the average account value over the period, multiplied by 36 days in the period, divided by 365 days in the year.

26

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.0%
Short-Term Investment	1.2
Other Assets and Liabilities (net)	(0.2)
100.0%

Industry Sector Summary	% of Equity Investments
Health Care	18.9%
Financial	15.8
Technology	14.0
Retail Stores	13.4
Utility	10.9
Oil & Gas	9.3
Consumer Goods	5.1
Construction	3.0
Automotive	2.9
Services	2.5
Primary Process Industry	1.0
Transportation	1.0
Manufacturing	0.8
Food & Beverage	0.7
Machinery	0.7
100.0%

1

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Automotive — 2.9%
82,669	Ford Motor Co.	824,210
21,741	General Motors Corp.	743,325
2,000	Genuine Parts Co.	91,640
10,300	Harley-Davidson, Inc.	507,378
3,500	Johnson Controls, Inc.	209,930
3,400	Paccar, Inc.	238,272
		2,614,755

	Construction — 3.0%
5,100	Centex Corp.	345,525
19,733	D.R. Horton, Inc.	728,542
2,700	Fluor Corp.	167,157
6,300	KB Home	467,208
4,500	Lennar Corp.-Class A	279,450
800	Masco Corp.	24,544
4,600	Pulte Homes, Inc.	396,520
5,300	Toll Brothers, Inc. *	254,665
		2,663,611

	Consumer Goods — 5.0%
37,600	Altria Group, Inc.	2,658,320
1,400	Black & Decker Corp.	119,420
17,500	Eastman Kodak Co.	426,475
6,400	Jones Apparel Group, Inc.	180,352
8,400	Liz Claiborne, Inc.	344,652
4,600	Mohawk Industries, Inc. *	392,748
4,900	Whirlpool Corp.	372,645
		4,494,612

	Financial — 15.7%
20,000	Aflac, Inc.	864,400
5,850	AMBAC Financial Group, Inc.	401,193
2,100	AON Corp.	62,832
22,328	Bank of America Corp.	960,774

2	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
6,600	BB&T Corp.	267,762
1,100	Bear Stearns Cos. (The), Inc.	110,550
1,600	Capital One Financial Corp.	131,584
19,000	Charles Schwab Corp. (The)	257,070
600	Chubb Corp.	52,176
8,800	Citigroup, Inc.	385,176
4,600	Comerica, Inc.	278,254
2,598	Countrywide Financial Corp.	87,786
1,600	Erie Indemnity Co.-Class A	83,424
37,800	Fannie Mae	1,929,312
10,357	Fidelity National Financial, Inc.	405,166
800	First Horizon National Corp.	31,264
6,000	Franklin Resources, Inc.	482,640
7,600	Freddie Mac	458,888
1,100	Hartford Financial Services Group, Inc.	80,355
16,610	JPMorgan Chase & Co.	562,913
1,700	KeyCorp	56,304
1,800	Lehman Brothers Holdings, Inc.	190,188
4,400	Lincoln National Corp.	218,196
5,800	Loews Corp.	508,602
600	MBIA, Inc.	34,782
42,700	MBNA Corp.	1,076,040
8,500	MGIC Investment Corp.	530,655
17,300	National City Corp.	633,699
8,950	Old Republic International Corp.	225,272
6,600	PMI Group (The), Inc.	267,036
1,200	PNC Financial Services Group, Inc.	67,476
10,600	Providian Financial Corp. *	197,160
4,600	Radian Group, Inc.	235,428
364	Regions Financial Corp.	11,910
600	Suntrust Banks, Inc.	42,168
5,600	Torchmark Corp.	295,344
21,000	UnumProvident Corp.	405,720
800	Wachovia Corp.	39,696
28,500	Washington Mutual, Inc.	1,185,030
		14,114,225

See accompanying notes to the financial statements.	3

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Food & Beverage — 0.7%
16,200	Sara Lee Corp.	307,800
13,500	Tyson Foods, Inc.-Class A	240,030
1,300	WM Wrigley Jr. Co.	92,365
		640,195

	Health Care — 18.8%
12,000	Abbott Laboratories	541,560
8,900	Aetna, Inc.	709,063
11,600	AmerisourceBergen Corp.	866,172
1,800	Bard (C.R.), Inc.	115,794
19,900	Bristol-Myers Squibb Co.	486,953
8,500	Cigna Corp.	980,220
7,400	Express Scripts, Inc. *	428,164
2,100	Forest Laboratories, Inc. *	93,240
1,700	HCA, Inc.	83,810
1,600	Health Net, Inc. *	73,776
3,200	Humana, Inc. *	154,112
51,200	Johnson & Johnson	3,245,568
1,900	Lincare Holdings, Inc. *	80,446
24,900	McKesson Corp.	1,162,083
4,100	Medco Health Solutions, Inc. *	202,007
3,400	Medtronic, Inc.	193,800
57,000	Merck & Co., Inc.	1,609,110
87,430	Pfizer, Inc.	2,226,842
17,300	Tenet Healthcare Corp. *	210,714
66,300	UnitedHealth Group, Inc.	3,414,450
		16,877,884

	Machinery — 0.7%
11,200	Caterpillar, Inc.	621,488
800	Smith International, Inc.	27,792
		649,280

4	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Manufacturing — 0.8%
200	Ball Corp.	7,502
10,500	General Electric Co.	352,905
4,700	Textron, Inc.	335,110
		695,517

	Oil & Gas — 9.2%
900	Amerada Hess Corp.	114,390
2,200	Anadarko Petroleum Corp.	199,914
10,500	Burlington Resources, Inc.	774,795
8,411	Chevron Corp.	516,435
4,900	ConocoPhillips	323,106
7,500	EOG Resources, Inc.	478,725
63,100	Exxon Mobil Corp.	3,779,690
1,600	Marathon Oil Corp.	102,896
2,400	Murphy Oil Corp.	131,160
10,900	Occidental Petroleum Corp.	905,027
1,400	Sunoco, Inc.	101,780
8,100	Valero Energy Corp.	862,650
		8,290,568

	Primary Process Industry — 1.0%
1,800	Air Products & Chemicals, Inc.	99,720
8,500	Dow Chemical Co.	367,200
4,900	Nucor Corp.	276,752
1,100	PPG Industries, Inc.	69,278
700	Praxair, Inc.	33,810
1,500	Sherwin-Williams Co. (The)	69,540
		916,300

	Retail Stores — 13.2%
10,200	Albertson’s, Inc.	205,326
8,600	Autonation, Inc. *	178,966
11,200	Bed Bath & Beyond, Inc. *	454,160
4,300	Dollar General Corp.	81,958
86,900	Home Depot, Inc.	3,503,808
18,000	Kroger Co. *	355,320

See accompanying notes to the financial statements.	5

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Retail Stores — continued
32,200	Lowe’s Cos., Inc.	2,070,782
1,600	Michaels Stores, Inc.	58,080
32,100	Safeway, Inc.	761,733
7,000	Supervalu, Inc.	243,600
12,600	Target Corp.	677,250
18,800	TJX Cos., Inc.	393,108
23,300	Walgreen Co.	1,079,489
41,000	Wal-Mart Stores, Inc.	1,843,360
		11,906,940

	Services — 2.4%
1,800	Brinker International, Inc. *	66,870
5,800	Darden Restaurants, Inc.	182,178
4,300	Gannett Co., Inc.	312,696
8,800	Marriott International, Inc.-Class A	556,248
7,000	MGM Mirage *	295,820
3,800	Omnicom Group	305,672
2,300	Outback Steakhouse, Inc.	95,703
1,000	Starbucks Corp. *	49,040
1,900	Wendy’s International, Inc.	89,566
5,100	Yum! Brands, Inc.	241,638
		2,195,431

	Technology — 13.9%
13,300	Adobe Systems, Inc.	359,632
2,800	Affiliated Computer Services, Inc.-Class A *	145,460
2,800	American Power Conversion Corp.	73,276
8,200	Autodesk, Inc.	354,240
89,300	Dell, Inc. *	3,179,080
7,700	Electronic Data Systems Corp.	172,480
19,200	EMC Corp. *	246,912
35,800	First Data Corp.	1,487,490
3,500	Fiserv, Inc. *	157,045
700	Goodrich Corp.	32,074
6,100	Harris Corp.	235,521
42,600	Hewlett-Packard Co.	1,182,576

6	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
86,700	Intel Corp.	2,229,924
2,600	Lexmark International, Inc. *	163,748
13,100	Lockheed Martin Corp.	815,344
3,800	NCR Corp. *	130,036
34,500	Oracle Corp. *	447,465
5,100	Rockwell Automation, Inc.	265,404
1,200	Rockwell Collins	57,756
20,200	Texas Instruments, Inc.	660,136
1,600	W.W. Grainger, Inc.	102,912
		12,498,511

	Transportation — 1.0%
12,200	Burlington Northern Santa Fe Corp.	646,844
2,000	C.H. Robinson Worldwide, Inc.	123,500
1,800	JB Hunt Transport Services, Inc.	32,526
1,400	Union Pacific Corp.	95,578
		898,448

	Utility — 10.7%
5,500	AES Corp. (The) *	86,570
2,600	Alltel Corp.	161,174
14,500	American Electric Power Co., Inc.	539,110
45,980	AT&T Corp.	904,886
31,500	BellSouth Corp.	828,135
3,200	Centerpoint Energy, Inc.	45,472
700	Consolidated Edison, Inc.	32,837
2,700	Constellation Energy Group, Inc.	158,625
1,700	DTE Energy Co.	77,809
13,700	Duke Energy Corp.	397,163
4,300	Edison International	193,629
12,000	El Paso Corp.	139,200
4,600	Entergy Corp.	344,586
14,700	Exelon Corp.	792,183
1,500	FirstEnergy Corp.	76,545
7,200	FPL Group, Inc.	310,248
4,400	Kinder Morgan, Inc.	420,068

See accompanying notes to the financial statements.	7

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Utility — continued
4,000	Nextel Partners, Inc. *	104,960
200	NII Holdings, Inc.-Class B *	15,244
1,300	NiSource, Inc.	31,382
4,800	PG&E Corp.	180,096
2,000	PPL Corp.	63,920
1,700	Progress Energy, Inc.	74,103
1,800	Public Service Enterprise Group, Inc.	116,190
72,726	SBC Communications, Inc.	1,751,242
1,500	Sempra Energy	67,230
5,700	Southern Co. (The)	196,080
800	TXU Corp.	77,616
43,242	Verizon Communications, Inc.	1,414,446
3,100	Xcel Energy, Inc.	59,644
		9,660,393

	TOTAL COMMON STOCKS (COST $81,515,398)	89,116,670

8	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 1.2%

	Repurchase Agreement(s) — 1.2%
1,070,525	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $1,070,599 and an effective yield of 2.5%, collateralized by a U.S. Treasury Note with a rate of 6.0%, maturity date of 2/15/26 and market value accrued interest of $1,091,936.	1,070,525

	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,070,525)	1,070,525

	TOTAL INVESTMENTS — 100.2%
	(Cost $82,585,923)	90,187,195

	Other Assets and Liabilities (net) — (0.2%)	(147,901)

	TOTAL NET ASSETS — 100.0%	$90,039,294

	Notes to Schedule of Investments:

	* Non-income producing security.

See accompanying notes to the financial statements.	9

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $82,585,923) (Note 2)	$90,187,195
Receivable for investments sold	1,107,026
Dividends and interest receivable	184,613
Receivable for expenses reimbursed by Manager (Note 3)	5,425

Total assets	91,484,259

Liabilities:
Payable for investments purchased	1,374,308
Payable to affiliate for (Note 3):
Management fee	25,294
Shareholder service fee	11,496
Trustees and Chief Compliance Officer fees	157
Accrued expenses	33,710

Total liabilities	1,444,965
Net assets	$90,039,294

Net assets consist of:
Paid-in capital	$87,104,956
Accumulated undistributed net investment income	246,555
Accumulated net realized loss	(4,913,489)
Net unrealized appreciation	7,601,272
$90,039,294

Net assets attributable to:
Class III shares	$90,039,294

Shares outstanding:
Class III	7,337,555

Net asset value per share:
Class III	$ 12.27

10	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 938,862
Interest	11,270

Total investment income	950,132

Expenses:
Management fee (Note 3)	141,312
Shareholder service fee (Note 3) - Class III	64,233
Custodian, fund accounting agent and transfer agent fees	10,764
Audit and tax fees	20,976
Legal fees	1,012
Trustees fees and related expenses (Note 3)	670
Registration fees	460
Miscellaneous	994
Total expenses	240,421
Fees and expenses reimbursed by Manager (Note 3)	(33,764)
Net expenses	206,657

Net investment income (loss)	743,475

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,244,076

Net realized gain (loss) on investments	1,244,076

Change in net unrealized appreciation (depreciation) on investments	(157,335)

Net realized and unrealized gain (loss)	1,086,741

Net increase (decrease) in net assets resulting from operations	$1,830,216

See accompanying notes to the financial statements.	11

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 743,475	$ 1,308,839
Net realized gain (loss)	1,244,076	7,043,189
Change in net unrealized appreciation (depreciation)	(157,335)	(1,829,315)

Net increase (decrease) in net assets from operations	1,830,216	6,522,713

Distributions to shareholders from:
Net investment income
Class III	(665,348)	(1,236,900)

Net share transactions (Note 7):
Class III	7,500,213	14,061,792

Total increase (decrease) in net assets	8,665,081	19,347,605

Net assets:
Beginning of period	81,374,213	62,026,608
End of period (including accumulated undistributed net investment income of $246,555 and $168,428, respectively)	$90,039,294	$81,374,213

12	See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004	2003	2002	2001
Net asset value, beginning of period	$ 12.14		$ 11.58		$ 11.24	$ 12.08	$ 12.64	$ 10.67

Income from investment operations:
Net investment income †	0.11		0.16		0.14	0.14	0.16	0.15
Net realized and unrealized gain (loss)	0.12		0.54		2.96	(2.64)	(0.86)	(0.57)

Total from investment operations	0.23		0.70		3.10	(2.50)	(0.70)	(0.42)

Less distributions to shareholders:
From net investment income	(0.10)		(0.14)		(0.14)	(0.12)	(0.14)	(0.14)

Total distributions	(0.10)		(0.14)		(0.14)	(0.12)	(0.14)	(0.14)
Net asset value, end of period	$ 12.27		$ 12.14		$ 11.58	$ 8.62	$ 11.24	$ 12.08
Total Return (a)	1.88	%**	6.12	%(b)	36.21%	(22.33)%	(5.78)%	(3.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,039		$81,374		$62,027	$40,347	$27,495	$11,418
Net expenses to average daily net assets	0.48	%*	0.48%		0.48%	0.49%	0.48%	0.48%
Net investment income to average daily net assets	1.74	%*	1.39%		1.34%	1.41%	1.36%	1.18%
Portfolio turnover rate	34	%**	87%		70%	63%	45%	161%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.08%		0.13%	0.16%	0.36%	0.54%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)	The effect of losses resulting from compliance violations and the Manager’s reimbursement of such losses had no effect on total return.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2005 (Unaudited)

1.     Organization

GMO Tax-Managed U.S. Equities Fund (the “Fund”), is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high after-tax total return primarily through investment in U.S. equity securities.  The Fund’s benchmark is the S&P 500 Index (after-tax), which is computed by the Manager by applying the maximum historical applicable individual federal tax rate to the S&P 500 Index’s dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the S&P 500 Index).

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

14

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

15

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $2,954,100 and $1,837,014 expiring in 2011 and 2012, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed

16

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

by the Code related to share ownership activity.  As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital losses of $1,366,451.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$82,588,749	$10,401,321	$(2,802,875)	$7,598,446

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $486 and $280, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

17

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $35,891,669 and $28,294,759, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholders and related party

As of August 31, 2005, 71.6% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by one related party comprised of a certain GMO employee account, and 4.9% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	770,977	$9,140,880	3,788,864	$43,065,447
Shares issued to shareholders in reinvestment of distributions	33,197	402,852	48,491	557,513
Shares repurchased	(169,245)	(2,043,519)	(2,488,925)	(29,561,168)
Net increase (decrease)	634,929	$7,500,213	1,348,430	$14,061,792

18

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Tax-Managed U.S. Equities Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

19

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

20

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

21

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Proxy Voting Results
August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

22

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.48%	1,000.00	1,018.80	2.44
2) Hypothetical	0.48%	1,000.00	1,022.79	2.45

*  Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	92.3%
Short-Term Investment(s)	5.8
Futures	0.0
Other Assets and Liabilities (net)	1.9
100.0%

Industry Sector Summary	% of Equity Investments
Health Care	33.1%
Retail Stores	18.9
Utility	16.5
Technology	10.7
Oil & Gas	8.0
Food & Beverages	4.0
Services	3.1
Automotive	2.3
Consumer Goods	2.0
Financial	0.7
Manufacturing	0.5
Transportation	0.2
100.0%

1

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.3%

	Automotive — 2.1%
47,200	Genuine Parts Co.	2,162,704
795,900	Harley-Davidson, Inc.	39,206,034
54,000	Johnson Controls, Inc.	3,238,920
		44,607,658

	Consumer Goods — 1.8%
122,000	Colgate-Palmolive Co.	6,405,000
13,500	Kimberly Clark Corp.	841,320
171,100	Liz Claiborne, Inc.	7,020,233
39,300	Mohawk Industries, Inc. *	3,355,434
301,500	Procter & Gamble Co.	16,727,220
73,200	VF Corp.	4,341,492
		38,690,699

	Financial — 0.7%
65,500	First American Corp.	2,725,455
132,600	Jefferson Pilot Corp.	6,594,198
17,900	Progressive Corp. (The)	1,725,739
62,300	Torchmark Corp.	3,285,702
		14,331,094

	Food & Beverage — 3.7%
1,106,500	Coca-Cola Co. (The)	48,686,000
67,100	PepsiCo, Inc.	3,680,435
1,316,600	Sara Lee Corp.	25,015,400
		77,381,835

	Health Care — 30.5%
287,000	Abbott Laboratories	12,952,310
86,800	Barr Pharmaceuticals, Inc. *	3,958,948
274,300	Bristol-Myers Squibb Co.	6,712,121
43,200	Cigna Corp.	4,981,824
101,900	DENTSPLY International, Inc.	5,397,643
248,600	Forest Laboratories, Inc. *	11,037,840

2	See accompanying notes to the financial statements.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Health Care — continued
96,532	Guidant Corp.	6,819,020
2,260,400	Johnson & Johnson	143,286,756
295,600	Lincare Holdings, Inc. *	12,515,704
119,700	McKesson Corp.	5,586,399
83,000	Medtronic, Inc.	4,731,000
3,370,000	Merck & Co., Inc.	95,135,100
3,557,200	Pfizer, Inc.	90,601,884
2,779,200	UnitedHealth Group, Inc.	143,128,800
2,078,600	Wyeth	95,179,094
		642,024,443

	Manufacturing — 0.5%
81,300	American Standard Cos., Inc.	3,707,280
124,000	United Technologies Corp.	6,200,000
		9,907,280

	Oil & Gas — 7.4%
560,900	Chevron Corp.	34,439,260
2,030,500	Exxon Mobil Corp.	121,626,950
		156,066,210

	Retail Stores — 17.4%
310,600	Abercrombie & Fitch Co.-Class A	17,272,466
103,300	Bed Bath & Beyond, Inc. *	4,188,815
104,600	Best Buy Co., Inc.	4,985,236
160,800	Dollar General Corp.	3,064,848
3,207,800	Home Depot, Inc.	129,338,496
405,500	Kroger Co. *	8,004,570
1,436,100	Lowe’s Cos., Inc.	92,355,591
132,350	Staples, Inc.	2,906,406
357,200	Supervalu, Inc.	12,430,560
147	Target Corp.	7,901
2,002,700	Walgreen Co.	92,785,091
		367,339,980

See accompanying notes to the financial statements.	3

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Services — 2.9%
301,800	Darden Restaurants, Inc.	9,479,538
520,900	McDonald’s Corp.	16,903,205
34,200	Omnicom Group	2,751,048
116,483	Outback Steakhouse, Inc.	4,846,858
432,100	Starbucks Corp. *	21,190,184
163,700	Sysco Corp.	5,464,306
		60,635,139

	Technology — 9.9%
916,700	Adobe Systems, Inc.	24,787,568
137,300	Affiliated Computer Services, Inc.-Class A *	7,132,735
2,205,400	Dell, Inc. *	78,512,240
229,800	Fiserv, Inc. *	10,311,126
2,735,100	Microsoft Corp.	74,941,740
277,300	Pitney Bowes, Inc.	11,993,225
		207,678,634

	Transportation — 0.1%
52,900	Expeditors International of Washington, Inc.	2,936,479

	Utility — 15.3%
771,300	Alltel Corp.	47,812,887
1,703,800	BellSouth Corp.	44,792,902
4,869,700	SBC Communications, Inc.	117,262,376
3,399,383	Verizon Communications, Inc.	111,193,818
		321,061,983

	TOTAL COMMON STOCKS (COST $1,938,860,888)	1,942,661,434

4	See accompanying notes to the financial statements.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 5.8%

	U.S. Government — 0.1%
3,000,000	U.S. Treasury Bill, 2.99%, due 9/22/05 (a)(b)	2,994,680

	Repurchase Agreement(s) — 5.7%
98,205,772	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $98,212,592, and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 2/15/26, and a market value, including accrued interest of $100,169,888.	98,205,772
20,830,035	Morgan Stanley Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $20,831,487, and an effective yield of 2.51%, collateralized by a U.S. Treasury Bond with a rate of 8.125%, maturity date of 5/15/21, and a market value, including accrued interest of $21,246,636.	20,830,035
		119,035,807

	TOTAL SHORT-TERM INVESTMENT(S) (COST $122,030,487)	122,030,487

	TOTAL INVESTMENTS — 98.1%
	(Cost $2,060,891,375)	2,064,691,921

	Other Assets and Liabilities (net) — 1.9%	39,390,914

	TOTAL NET ASSETS — 100.0%	$2,104,082,835

	Notes to Schedule of Investments:

	* Non-income producing security.
	(a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
	(b) Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.	5

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

300	S&P 500	September 2005	$91,605,000	$10,911

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

6	See accompanying notes to the financial statements.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $2,060,891,375) (Note 2)	$2,064,691,921
Receivable for investments sold	23,835,108
Receivable for Fund shares sold	115,936,092
Dividends and interest receivable	5,036,523
Receivable for expenses reimbursed by Manager (Note 3)	28,303

Total assets	2,209,527,947

Liabilities:
Payable for investments purchased	103,658,782
Payable for Fund shares repurchased	900,000
Payable to affiliate for (Note 3):
Management fee	538,409
Shareholder service fee	197,199
Trustees and Chief Compliance Officer fees	1,446
Payable for variation margin on open futures contracts (Note 2)	44,049
Accrued expenses	105,227

Total liabilities	105,445,112
Net assets	$2,104,082,835

Net assets consist of:
Paid-in capital	$2,097,462,950
Accumulated undistributed net investment income	6,929,139
Distributions in excess of net realized gain	(4,120,711)
Net unrealized appreciation	3,811,457
$2,104,082,835

Net assets attributable to:
Class III shares	$740,359,236
Class IV shares	$1,363,723,599

Shares outstanding:
Class III	37,228,657
Class IV	68,538,696

Net asset value per share:
Class III	$19.89
Class IV	$19.90

See accompanying notes to the financial statements.	7

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$16,109,600
Interest	973,661

Total investment income	17,083,261

Expenses:
Management fee (Note 3)	2,780,401
Shareholder service fee (Note 3) - Class III	454,960
Shareholder service fee (Note 3) - Class IV	566,201
Custodian, fund accounting agent and transfer agent fees	88,596
Audit and tax fees	18,860
Legal fees	15,916
Trustees fees and related expenses (Note 3)	11,814
Registration fees	13,064
Miscellaneous	18,676
Total expenses	3,968,488
Fees and expenses reimbursed by Manager (Note 3)	(144,992)
Net expenses	3,823,496

Net investment income (loss)	13,259,765

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(219,532)
Closed futures contracts	(930,120)
Net realized gain (loss) on investments	(1,149,652)
Change in net unrealized appreciation (depreciation) on:
Investments	(10,756,209)
Open futures contracts	(46,022)
Net unrealized gain (loss)	(10,802,231)

Net realized and unrealized gain (loss)	(11,951,883)

Net increase (decrease) in net assets resulting from operations	$1,307,882

8	See accompanying notes to the financial statements.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 13,259,765	$ 14,725,475
Net realized gain (loss)	(1,149,652)	762,866
Change in net unrealized appreciation (depreciation)	(10,802,231)	15,109,205

Net increase (decrease) in net assets from operations	1,307,882	30,597,546

Distributions to shareholders from:
Net investment income
Class III	(3,087,342)	(3,766,730)
Class IV	(5,203,790)	(9,021,810)

Total distributions from net investment income	(8,291,132)	(12,788,540)

Net realized gains
Class III	(1,546,553)	—
Class IV	(2,159,897)	—

Total distributions from net realized gains	(3,706,450)	—

	(11,997,582)	(12,788,540)
Net share transactions (Note 7):
Class III	277,811,152	437,911,989
Class IV	434,527,344	789,912,468

Increase (decrease) in net assets resulting from net share transactions	712,338,496	1,227,824,457

Total increase (decrease) in net assets	701,648,796	1,245,633,463

Net assets:
Beginning of period	1,402,434,039	156,800,576
End of period (including accumulated undistributed net investment income of $6,929,139 and $1,960,506, respectively)	$2,104,082,835	$1,402,434,039

See accompanying notes to the financial statements.	9

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

				Period from
				February 6, 2004
	Six Months Ended			(commencement of
	August 31, 2005		Year Ended	operations) through
	(Unaudited)		February 28, 2005	February 29, 2004
Net asset value, beginning of period	$ 20.03		$ 19.93	$ 20.00

Income (loss) from investment operations:
Net investment income (loss) †	0.16		0.39	0.01
Net realized and unrealized gain (loss)	(0.16)		(0.05)	(0.08)

Total from investment operations	0.00		0.34	(0.07)

Less distributions to shareholders:
From net investment income	(0.10)		(0.24)	—
From net realized gains	(0.04)		—	—

Total distributions	(0.14)		(0.24)	—
Net asset value, end of period	$ 19.89		$ 20.03	$ 19.93
Total Return (a)	(0.02	)%**	1.72%	(0.35	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$740,359		$463,848	$18,966
Net expenses to average daily net assets	0.48	%*	0.48%	0.47	%*
Net investment income to average daily net assets	1.55	%*	1.98%	1.22	%*
Portfolio turnover rate	33	%**	66%	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.04%	1.59	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

10	See accompanying notes to the financial statements.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

				Period from
				February 6, 2004
	Six Months Ended			(commencement of
	August 31, 2005		Year Ended	operations) through
	(Unaudited)		February 28, 2005	February 29, 2004
Net asset value, beginning of period	$ 20.03		$ 19.93	$ 20.00

Income (loss) from investment operations:
Net investment income (loss) †	0.16		0.38	0.01
Net realized and unrealized gain (loss)	(0.15)		(0.03)	(0.08)

Total from investment operations	0.01		0.35	(0.07)

Less distributions to shareholders:
From net investment income	(0.10)		(0.25)	—
From net realized gains	(0.04)		—	—

Total distributions	(0.14)		(0.24)	—
Net asset value, end of period	$ 19.90		$ 20.03	$ 19.93
Total Return (a)	0.05	%**	1.75%	(0.35	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,363,724		$938,586	$137,835
Net expenses to average daily net assets	0.44	%*	0.44%	0.44	%*
Net investment income to average daily net assets	1.59	%*	1.92%	0.99	%*
Portfolio turnover rate	33	%**	66%	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.04%	1.59	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	11

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO U.S. Quality Equity Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return primarily through investment in U.S. equity securities.  The Fund’s benchmark is the S&P 500 Index.

Throughout the six months ended August 31, 2005, the Fund had two classes of shares outstanding:  Class III and Class IV.  The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.  Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Fund’s prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

12

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these

13

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

14

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$2,062,755,699	$90,468,680	$(88,532,458)	$1,936,222

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.105% for Class IV shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

15

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $8,134 and $5,678, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $1,112,159,906 and $521,665,304, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholder and related parties

As of August 31, 2005, 25.4% of the outstanding shares of the Fund was held by one shareholder.  Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2005, 0.3% of the Fund’s shares was held by fifteen related parties, comprised of certain GMO employee accounts, and 58.3% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

16

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	20,749,421	$412,965,742	23,897,887	$471,705,564
Shares issued to shareholders in reinvestment of distributions	208,109	4,171,645	140,086	2,814,184
Shares repurchased	(6,890,835)	(139,326,235)	(1,827,592)	(36,607,759)
Net increase (decrease)	14,066,695	$277,811,152	22,210,381	$437,911,989

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class IV:
Shares sold	21,696,702	$434,730,066	39,507,112	$781,349,114
Shares issued to shareholders in reinvestment of distributions	357,658	7,172,265	449,463	9,021,810
Shares repurchased	(364,161)	(7,374,987)	(23,078)	(458,456)
Net increase (decrease)	21,690,199	$434,527,344	39,933,497	$789,912,468

17

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Quality Equity Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

18

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

19

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

20

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

21

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

22

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	0.48%	$1,000.00	$ 999.80	$2.42
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

Class IV
1) Actual	0.44%	$1,000.00	$1,000.50	$2.22
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

*  Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO Alpha Only Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	84.4%
Short-Term Investment(s)	12.5
Preferred Stocks	1.8
Private Equity Securities	0.1
Convertible Securities	0.0
Debt Obligations	0.0
Investment Funds	0.0
Rights And Warrants	0.0
Forward Currency Contracts	0.0
Swaps	0.0
Futures	(2.0)
Other Assets and Liabilities (net)	3.2
100.0%

*       The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Country Summary**	% of Investments
United States	38.7%
United Kingdom	11.2
Japan	10.3
South Korea	3.4
Netherlands	3.1
Italy	3.0
Germany	2.9
France	2.8
Canada	2.6
Taiwan	2.5
Australia	2.0
Brazil	2.0
Spain	1.7
Sweden	1.5
Belgium	1.4
Finland	1.4
South Africa	1.0
Switzerland	1.0
Hong Kong	0.9
Mexico	0.8
Ireland	0.8
Norway	0.8
Austria	0.7
China	0.6
Singapore	0.5
Denmark	0.4
Malaysia	0.4
India	0.3
Turkey	0.3
Indonesia	0.2
Thailand	0.2
Poland	0.2
Argentina	0.1
Egypt	0.1
Greece	0.1
Philippines	0.1
100.0%

**     The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 90.7%

	United States — 90.7%
	Affiliated Issuers
4,774,989	GMO Emerging Markets Fund, Class III	90,915,794
6,487,002	GMO International Growth Fund, Class III	182,090,156
6,105,667	GMO International Intrinsic Value Fund, Class III	182,070,984
896,122	GMO Real Estate Fund, Class III	15,108,621
12,728,186	GMO U.S. Core Fund, Class III	181,249,376
5,313,728	GMO U.S. Quality Equity Fund, Class III	105,690,049
		757,124,980

	TOTAL MUTUAL FUNDS (COST $718,488,247)	757,124,980

	COMMON STOCKS — 0.0%

	Italy — 0.0%
12,500	Grassetto SPA *(a)(b)	154

	TOTAL COMMON STOCKS (COST $7,040)	154

See accompanying notes to the financial statements.	3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)		Description		Value ($)

		SHORT-TERM INVESTMENT(S) — 7.3%

		Cash Equivalents — 4.7%
USD	11,200,000	ING Bank Time Deposit, 3.56%, due 09/01/05		11,200,000
USD	27,800,000	Rabobank Time Deposit, 3.56%, due 09/01/05		27,800,000
				39,000,000

		U.S. Government — 2.6%
USD	22,435,000	U.S. Treasury Bill, 3.64%, due 02/23/06 (c)(d)		22,047,772

		TOTAL SHORT-TERM INVESTMENT(S) (COST $61,037,513)		61,047,772

		TOTAL INVESTMENTS — 98.0%
		(Cost $779,532,800)		818,172,906

		Other Assets and Liabilities (net) — 2.0%		16,436,914

		TOTAL NET ASSETS — 100.0%		$834,609,820

		Notes to Schedule of Investments:

		* Non-income producing security.
		(a) Bankrupt issuer.
		(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
		(c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
		(d) Rate shown represents yield-to-maturity.

		As of August 31, 2005, 45.2% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

		Currency Abbreviations:

		AUD - Australian Dollar	JPY - Japanese Yen
		CHF - Swiss Franc	NOK - Norwegian Krone
		DKK - Danish Krone	NZD - New Zealand Dollar
		EUR - Euro	SEK - Swedish Krona
		GBP - British Pound	SGD - Singapore Dollar
		HKD - Hong Kong Dollar	USD - United States Dollar

4	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver	Currency	Value	(Depreciation)

Sales

11/29/05	AUD	28,495,957	$ 21,315,508	$62,099
11/29/05	CHF	34,174,054	27,363,856	(147,611)
11/29/05	DKK	19,738,939	3,268,456	(11,567)
11/29/05	EUR	106,521,942	131,555,912	(518,004)
11/29/05	GBP	57,952,853	104,067,599	130,997
11/29/05	HKD	55,162,075	7,098,699	(299)
11/29/05	JPY	9,901,464,064	89,931,992	806,787
11/29/05	NOK	20,709,520	3,254,442	(40,853)
11/29/05	NZD	1,286,516	884,094	3,033
11/29/05	SEK	72,884,195	9,650,856	(43,327)
11/29/05	SGD	5,892,328	3,512,795	22,792
				$264,047

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Sales

8,780	CAC 40	September 2005	$47,698,210	$241,228
5,700	DAX	September 2005	34,031,799	(1,090,181)
13,420	FTSE 100	September 2005	128,094,326	(3,512,538)
4,500	HANG SENG	September 2005	8,625,196	(8,975)
1,560	IBEX 35	September 2005	19,304,419	106,083
106,800	OMXS 30	September 2005	12,008,258	147,147
104,500	Russell 2000	September 2005	69,722,400	(2,465,411)
226,250	S&P 500	September 2005	276,341,750	(2,289,092)
480	S&P/MIB	September 2005	19,852,701	(465,596)
7,875	SPI 200	September 2005	26,376,898	(787,312)
9,630,000	TOPIX	September 2005	110,533,155	(6,898,617)
				$(17,023,264)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $61,044,553) (Note 2)	$ 61,047,926
Investments in affiliated issuers, at value (cost $718,488,247) (Notes 2 and 8)	757,124,980
Cash	16,477
Foreign currency, at value (cost $600) (Note 2)	598
Receivable for Fund shares sold	274,257,210
Interest receivable	3,859
Receivable for open forward currency contracts (Note 2)	1,025,708
Receivable for expenses reimbursed by Manager (Note 3)	272,847

Total assets	1,093,749,605

Liabilities:
Payable for investments purchased	253,847,360
Payable to affiliate for (Note 3):
Management fee	229,952
Shareholder service fee	68,985
Trustees and Chief Compliance Officer fees	355
Payable for open forward currency contracts (Note 2)	761,661
Payable for variation margin on open futures contracts (Note 2)	4,170,951
Accrued expenses	60,521

Total liabilities	259,139,785
Net assets	$834,609,820

Net assets consist of:
Paid-in capital	$823,555,250
Accumulated undistributed net investment income	1,017,875
Accumulated net realized loss	(11,844,195)
Net unrealized appreciation	21,880,890
$834,609,820

Net assets attributable to:
Class III shares	$834,609,820

Shares outstanding:
Class III	79,432,248

Net asset value per share:
Class III	$ 10.51

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$ 1,857,636
Interest	555,124

Total investment income	2,412,760

Expenses:
Management fee (Note 3)	980,730
Shareholder service fee (Note 3) - Class III	294,219
Custodian and fund accounting agent fees	47,380
Transfer agent fees	14,352
Audit and tax fees	19,504
Legal fees	2,760
Trustees fees and related expenses (Note 3)	2,725
Registration fees	2,852
Miscellaneous	3,100
Total expenses	1,367,622
Fees and expenses reimbursed by Manager (Note 3)	(40,940)
Indirectly incurred fees waived or borne by Manager (Note 3)	(852,686)
Shareholder service fee waived (Note 3) - Class III	(264,598)
Net expenses	209,398

Net investment income (loss)	2,203,362

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(185,735)
Realized gains distributions from affiliated issuers (Note 8)	5,878,818
Closed futures contracts	(11,449,978)
Foreign currency, forward contracts and foreign currency related transactions	8,808,184

Net realized gain (loss) on investments	3,051,289

Change in net unrealized appreciation (depreciation) on:
Investments	15,701,451
Open futures contracts	(14,221,250)
Foreign currency, forward contracts and foreign currency related transactions	1,373,946

Net unrealized gain (loss)	2,854,147

Net realized and unrealized gain (loss)	5,905,436

Net increase (decrease) in net assets resulting from operations	$8,108,798

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 2,203,362	$ 2,150,898
Net realized gain (loss)	3,051,289	(8,006,672)
Change in net unrealized appreciation (depreciation)	2,854,147	9,821,663

Net increase (decrease) in net assets from operations	8,108,798	3,965,889

Net share transactions (Note 7):
Class III	646,363,479	100,566,657

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	649,868	114,581

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	647,013,347	100,681,238

Total increase (decrease) in net assets	655,122,145	104,647,127

Net assets:
Beginning of period	179,487,675	74,840,548
End of period (including accumulated undistributed net investment income of $1,017,875 and overdistributed net investment income of $1,185,487, respectively)	$834,609,820	$179,487,675

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 10.26		$ 9.99	$ 9.63	$ 9.23	$ 8.73	$ 7.72

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	†	0.19 †	0.17 †	0.20 †	0.17 †	0.15
Net realized and unrealized gain (loss)	0.19		0.08	0.19	0.49	0.96	1.68

Total from investment operations	0.25		0.27	0.36	0.69	1.13	1.83

Less distributions to shareholders:
From net investment income	—		—	—	(0.29)	(0.63)	(0.82)

Total distributions	—		—	—	(0.29)	(0.63)	(0.82)
Net asset value, end of period	$ 10.51		$ 10.26	$ 9.99	$ 9.63	$ 9.23	$ 8.73
Total Return (b)	2.44	%**	2.70%	3.74%	7.61%	13.32%	24.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$834,610		$179,488	$74,841	$26,329	$16,628	$56,499
Net expenses to average daily net assets (c)	0.11	%*	0.18%	0.26%	0.64%	0.37%	0.25%
Net investment income to average daily net assets (a)	1.12	%*	1.94%	1.72%	2.06%	1.88%	1.80%
Portfolio turnover rate	2	%**	19%	11%	111%	22%	15%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.59	%*	0.62%	0.72%	0.94%	0.78%	0.64%
Purchase and redemption fees consisted of the following per share amounts: †	$ 0.02		$ 0.01	$ 0.01	—	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying fund in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

10	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Alpha Only Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return.   The Fund pursues its objective by investing primarily in shares of domestic equity, international equity and fixed income funds of the Trust (“underlying fund(s)”) or in securities of the type invested in by the underlying funds.  The Fund typically hedges the corresponding market exposure resulting from such investments by investing in futures, swap contracts, forward currency contracts and other derivatives.  To the extent the Fund’s hedges are effective, the performance of the Fund is not expected to correlate with the movements of markets generally but rather will reflect the Manager’s outperformance or underperformance relative to such markets generally.  The Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the

11

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

12

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any open written option contracts.

13

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

14

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulation, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,571,235, $523,745, $6,598,186, and $2,024,420 expiring in 2006, 2007, 2012, and 2013, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.  As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital and currency losses of $4,141,432 and $2,282,454, respectively.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$779,927,673	$38,252,119	$(6,886)	$38,245,233

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

15

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.09% of the amount invested or redeemed.  The redemption fee is only applicable to shares purchased on or after June 30, 2003 and is subject to adjustment based upon purchase premiums and redemption fees of the underlying fund(s) in which the Fund invests and the estimated transaction costs of investing directly in securities.  The Fund’s purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested.  The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund’s investments (i.e. changes in the percentage of Fund assets allocated to each underlying fund).  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $648,870 and $114,247 in purchase premiums and $998 and $334 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.50% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.  As described in Note 1, the Fund invests in certain underlying fund(s).  Like the management fee (as described below), the Fund’s shareholder service fee will be waived (but not below

16

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

zero) to the extent of the indirect shareholder service fees paid in connection with the Fund’s investment in shares of the underlying fund(s).

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, custody fees, and the following expenses:  fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, “fund expenses”)) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above), incurred indirectly by the Fund through investment in the underlying fund(s), exceed 0.50% of the Fund’s average daily net assets.  Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed 0.50% of the Fund’s average daily net assets, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses (as defined above)) and investment-related expenses incurred indirectly by the Fund through its investment in the underlying fund(s) may exceed 0.50% of the Fund’s average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
0.406%	0.045%	0.135%	<0.001%	0.586%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $2,081 and $1,025, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchase and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $590,782,731 and $8,008,682, respectively.

17

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 77.2% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the outstanding shares.  Two of the shareholders are other funds of GMO Trust.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.4% of the Fund’s shares was held by seven related parties comprised of certain GMO employee accounts, and 99.9% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:

Shares sold	62,196,861	$649,015,145	10,298,449	$103,560,173
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(254,923)	(2,651,666)	(302,412)	(2,993,516)
Purchase premiums and redemption fees	—	649,868	—	114,581
Net increase (decrease)	61,941,938	$647,013,347	9,996,037	$100,681,238

18

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the securities of these issuers during the six months ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Markets Fund, Class III	$ 16,878,480	$ 71,687,793	$ —	$ 466,089	$2,321,704	$ 90,915,794
GMO International Growth Fund, Class III	29,239,694	146,475,459	—	252,516	1,897,943	182,090,156
GMO International Intrinsic Value Fund, Class III	30,052,195	146,752,455	—	202,098	1,529,080	182,070,984
GMO International Small Companies Fund, Class III	5,549,424	1,800,000	7,008,682	—	—	—
GMO Real Estate Fund, Class III	3,717,233	11,250,000	1,000,000	—	—	15,108,621
GMO U.S. Core Fund, Class III	47,493,750	133,455,990	—	702,995	—	181,249,376
GMO U.S. Quality Equity Fund, Class III	25,915,830	80,064,029	—	233,938	130,091	105,690,049
Totals	$158,846,606	$590,782,731	$8,008,682	$1,857,636	$5,878,818	$757,124,980

19

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Alpha Only Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

20

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

21

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

22

GMO Alpha Only Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
16,429,607	0	645	0

23

GMO Alpha Only Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.69%	$1,000.00	$1,024.40	$3.52
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52

*       Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

24

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.3%
Short-Term Investment(s)	9.6
Futures	0.0
Other Assets and Liabilities (net)	(7.9)
100.0%

Industry Sector Summary	% of Equity Investments
Health Care	19.9%
Technology	14.2
Financial	13.5
Retail Stores	13.2
Utility	12.2
Oil & Gas	8.6
Automotive	4.2
Construction	3.4
Services	3.1
Consumer Goods	2.2
Manufacturing	1.6
Transportation	1.3
Primary Process Industry	1.1
Food & Beverage	0.8
Machinery	0.7
100.0%

1

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.3%

	Automotive — 4.1%
388,093	Ford Motor Co.	3,869,287
127,713	General Motors Corp. (a)	4,366,507
10,800	Genuine Parts Co.	494,856
68,000	Harley-Davidson, Inc.	3,349,680
29,200	Johnson Controls, Inc.	1,751,416
6,200	Lear Corp. (a)	233,740
12,800	Paccar, Inc.	897,024
		14,962,510

	Construction — 3.4%
26,000	Centex Corp.	1,761,500
73,500	D.R. Horton, Inc.	2,713,620
15,100	Fluor Corp.	934,841
24,400	KB Home (a)	1,809,504
23,200	Lennar Corp.-Class A	1,440,720
17,000	Masco Corp.	521,560
300	NVR, Inc. *(a)	265,500
400	Plum Creek Timber Co., Inc. REIT	14,700
19,600	Pulte Homes, Inc.	1,689,520
20,600	Toll Brothers, Inc. *(a)	989,830
		12,141,295

	Consumer Goods — 2.2%
5,800	Black & Decker Corp. (a)	494,740
10,400	Coach, Inc. *	345,176
75,900	Eastman Kodak Co. (a)	1,849,683
200	Fortune Brands, Inc.	17,396
31,700	Jones Apparel Group, Inc.	893,306
30,000	Liz Claiborne, Inc. (a)	1,230,900
19,500	Mohawk Industries, Inc. *	1,664,910
17,400	Whirlpool Corp.	1,323,270
		7,819,381

2	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — 13.2%
81,600	Aflac, Inc.	3,526,752
25,700	AMBAC Financial Group, Inc.	1,762,506
36,200	American International Group, Inc.	2,143,040
7,100	AON Corp.	212,432
30,706	Bank of America Corp.	1,321,279
8,700	BB&T Corp.	352,959
4,321	Bear Stearns Cos. (The), Inc.	434,260
73,000	Charles Schwab Corp. (The)	987,690
27,900	Citigroup, Inc.	1,221,183
18,200	Comerica, Inc.	1,100,918
9,700	Countrywide Financial Corp.	327,763
103,800	Fannie Mae	5,297,952
55,955	Fidelity National Financial, Inc.	2,188,960
24,300	Franklin Resources, Inc.	1,954,692
41,700	Freddie Mac	2,517,846
15,600	Hartford Financial Services Group, Inc.	1,139,580
66,440	JPMorgan Chase & Co.	2,251,652
10,000	KeyCorp	331,200
4,000	Legg Mason, Inc.	418,120
7,900	Lehman Brothers Holdings, Inc.	834,714
22,400	Lincoln National Corp.	1,110,816
24,100	Marsh & McLennan Cos., Inc.	676,005
2,400	MBIA, Inc. (a)	139,128
125,700	MBNA Corp.	3,167,640
25,100	MGIC Investment Corp.	1,566,993
21,500	National City Corp.	787,545
29,700	Old Republic International Corp.	747,549
8,500	PMI Group (The), Inc.	343,910
8,600	PNC Financial Services Group, Inc.	483,578
12,400	Providian Financial Corp. *	230,640
14,000	Radian Group, Inc.	716,520
5,030	Regions Financial Corp.	164,582
22,800	Torchmark Corp.	1,202,472
77,900	UnumProvident Corp.	1,505,028
6,900	Wachovia Corp.	342,378
100,700	Washington Mutual, Inc.	4,187,106
		47,697,388

See accompanying notes to the financial statements.	3

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Food & Beverage — 0.8%
100,300	Sara Lee Corp.	1,905,700
56,300	Tyson Foods, Inc.-Class A	1,001,014
		2,906,714

	Health Care — 19.5%
63,000	Abbott Laboratories	2,843,190
39,900	Aetna, Inc.	3,178,833
22,400	AmerisourceBergen Corp.	1,672,608
4,800	Barr Pharmaceuticals, Inc. *	218,928
67,200	Bristol-Myers Squibb Co.	1,644,384
36,800	Cigna Corp.	4,243,776
3,700	DENTSPLY International, Inc.	195,989
15,600	Express Scripts, Inc. *	902,616
16,500	Forest Laboratories, Inc. *	732,600
12,900	Humana, Inc. *	621,264
215,920	Johnson & Johnson	13,687,169
32,200	Lincare Holdings, Inc. *	1,363,348
81,000	McKesson Corp.	3,780,270
17,400	Medco Health Solutions, Inc. *	857,298
27,500	Medtronic, Inc.	1,567,500
268,700	Merck & Co., Inc.	7,585,401
451,390	Pfizer, Inc.	11,496,903
86,400	Tenet Healthcare Corp. *(a)	1,052,352
249,724	UnitedHealth Group, Inc.	12,860,786
		70,505,215

	Machinery — 0.7%
43,200	Caterpillar, Inc.	2,397,168

	Manufacturing — 1.6%
8,300	Ball Corp.	311,333
95,100	General Electric Co.	3,196,311
22,600	Textron, Inc.	1,611,380
9,400	United Technologies Corp.	470,000
		5,589,024

4	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 8.5%
1,400	Amerada Hess Corp.	177,940
24,100	Burlington Resources, Inc.	1,778,339
7,886	Chevron Corp.	484,200
31,866	ConocoPhillips	2,101,244
33,000	EOG Resources, Inc.	2,106,390
299,300	Exxon Mobil Corp.	17,928,070
3,900	Marathon Oil Corp.	250,809
10,800	Murphy Oil Corp.	590,220
40,400	Occidental Petroleum Corp.	3,354,412
3,000	Sunoco, Inc.	218,100
15,100	Valero Energy Corp.	1,608,150
		30,597,874

	Primary Process Industry — 1.1%
12,600	Air Products & Chemicals, Inc.	698,040
59,800	Dow Chemical Co.	2,583,360
3,100	Ecolab, Inc.	102,300
9,700	PPG Industries, Inc.	610,906
		3,994,606

	Retail Stores — 13.0%
47	ACCO Brands Corp. *	1,227
65,076	Albertson’s, Inc. (a)	1,309,980
35,900	Autonation, Inc. *	747,079
56,100	Bed Bath & Beyond, Inc. *	2,274,855
10,600	Dollar General Corp.	202,036
353,600	Home Depot, Inc.	14,257,152
77,500	Kroger Co. *	1,529,850
116,100	Lowe’s Cos., Inc.	7,466,391
133,300	Safeway, Inc.	3,163,209
27,700	Supervalu, Inc.	963,960
35,100	Target Corp.	1,886,625
53,200	TJX Cos., Inc.	1,112,412
89,200	Walgreen Co.	4,132,636
172,700	Wal-Mart Stores, Inc.	7,764,592
		46,812,004

See accompanying notes to the financial statements.	5

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Services — 3.0%
33,000	Darden Restaurants, Inc.	1,036,530
17,700	Gannett Co., Inc.	1,287,144
33,500	Marriott International, Inc.-Class A	2,117,535
22,100	McDonald’s Corp.	717,145
24,100	MGM Mirage *	1,018,466
19,000	Omnicom Group	1,528,360
13,300	Outback Steakhouse, Inc.	553,413
8,300	Starbucks Corp. *	407,032
6,300	Sysco Corp.	210,294
2,900	Weight Watchers International, Inc. *(a)	164,169
12,100	Wendy’s International, Inc.	570,394
25,800	Yum! Brands, Inc.	1,222,404
		10,832,886

	Technology — 13.9%
85,000	Adobe Systems, Inc.	2,298,400
100	Affiliated Computer Services, Inc.-Class A *	5,195
10,800	American Power Conversion Corp.	282,636
7,100	Autodesk, Inc.	306,720
372,000	Dell, Inc. *	13,243,200
600	Diebold, Inc.	28,800
10,900	Electronic Data Systems Corp.	244,160
72,200	EMC Corp. *	928,492
133,300	First Data Corp.	5,538,615
5,200	Harris Corp.	200,772
174,600	Hewlett-Packard Co.	4,846,896
355,600	Intel Corp.	9,146,032
28,600	Lexmark International, Inc. *	1,801,228
59,100	Lockheed Martin Corp.	3,678,384
39,900	Network Appliance, Inc. *	947,226
169,600	Oracle Corp. *	2,199,712
22,200	Rockwell Automation, Inc.	1,155,288
9,500	Rockwell Collins	457,235
78,700	Texas Instruments, Inc. (a)	2,571,916
5,900	W.W. Grainger, Inc.	379,488
		50,260,395

6	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Transportation — 1.3%
54,400	Burlington Northern Santa Fe Corp.	2,884,288
5,400	C.H. Robinson Worldwide, Inc.	333,450
9,400	Expeditors International of Washington, Inc.	521,794
29,000	JB Hunt Transport Services, Inc. (a)	524,030
6,100	Union Pacific Corp.	416,447
		4,680,009

	Utility — 12.0%
14,900	AES Corp. (The) *	234,526
33,900	American Electric Power Co., Inc.	1,260,402
150,206	AT&T Corp.	2,956,054
175,300	BellSouth Corp.	4,608,637
19,500	Centerpoint Energy, Inc. (a)	277,095
3,800	Consolidated Edison, Inc. (a)	178,258
13,800	Constellation Energy Group, Inc.	810,750
9,600	DTE Energy Co.	439,392
35,900	Duke Energy Corp. (a)	1,040,741
19,000	Edison International	855,570
49,500	El Paso Corp. (a)	574,200
18,100	Entergy Corp.	1,355,871
59,700	Exelon Corp.	3,217,233
5,800	FirstEnergy Corp.	295,974
36,600	FPL Group, Inc.	1,577,094
16,400	Kinder Morgan, Inc.	1,565,708
18,100	Nextel Partners, Inc. *	474,944
12,500	PG&E Corp.	469,000
1,900	Pinnacle West Capital Corp.	85,367
9,600	PPL Corp.	306,816
7,300	Progress Energy, Inc.	318,207
7,900	Public Service Enterprise Group, Inc.	509,945
378,914	SBC Communications, Inc. (a)	9,124,249
7,100	Sempra Energy	318,222
41,100	Southern Co. (The)	1,413,840
270,784	Verizon Communications, Inc.	8,857,345
11,800	Xcel Energy, Inc.	227,032
		43,352,472

	TOTAL COMMON STOCKS (COST $337,427,560)	354,548,941

See accompanying notes to the financial statements.	7

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 9.6%

	Cash Equivalents — 3.7%
13,152,446	Harris Trust & Savings Bank Eurodollar Term, 3.55%, due 9/1/05 (b)	13,152,446

	U.S. Government — 0.4%
1,500,000	U.S. Treasury Bill, 2.90%, due 9/22/05 (c)(d)	1,497,340

	Repurchase Agreement(s) — 5.5%
8,995,728	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $8,996,353 and an effective yield of 2.50%, collateralized by U.S. Treasury Bonds with a rate of 6.00%, maturity date of 2/15/26 and a market value, with accrued interest, of $9,175,644.	8,995,728
10,873,239	Merrill Lynch & Co Triparty Repurchase Agreement dated 8/31/05, due 9/21/05 with a maturity value of $10,895,756, an effective interest yield of 3.55%, collateralized by various Government obligations with aggregate market value, including accrued interest, of $11,090,878. (b)	10,873,239
		19,868,967

	TOTAL SHORT-TERM INVESTMENT(S) (COST $34,518,753)	34,518,753

	TOTAL INVESTMENTS — 107.9%
	(Cost $371,946,313)	389,067,694

	Other Assets and Liabilities (net) — (7.9%)	(28,379,077)

	TOTAL NET ASSETS — 100.0%	$360,688,617

	Notes to Schedule of Investments:

	* Non-income producing security.
	(a)	All or a portion of this security is out on loan (Note 2).
	(b)	Investment of security lending collateral (Note 2).
	(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
	(d)	Rate shown represents yield-to-maturity.

8	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

2	S&P 500	September 2005	$610,700	$3,129

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	9

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value, including securities on loan of $23,309,113 (cost $371,946,313) (Note 2)	$389,067,694
Receivable for investments sold	3,474,613
Dividends and interest receivable	795,221
Receivable for variation margin on open futures contracts (Note 2)	5,911
Receivable for expenses reimbursed by Manager (Note 3)	12,524

Total assets	393,355,963

Liabilities:
Payable for investments purchased	8,452,638
Payable upon return of securities loaned (Note 2)	24,025,685
Payable to affiliate for (Note 3):
Management fee	101,824
Shareholder service fee	40,806
Trustees and Chief Compliance Officer fees	669
Accrued expenses	45,724

Total liabilities	32,667,346
Net assets	$360,688,617

Net assets consist of:
Paid-in capital	$363,750,471
Accumulated undistributed net investment income	1,118,607
Distributions in excess of net realized gain	(21,304,971)
Net unrealized appreciation	17,124,510
$360,688,617

Net assets attributable to:
Class III shares	$218,419,741
Class IV shares	$142,268,876

Shares outstanding:
Class III	18,369,707
Class IV	11,959,897

Net asset value per share:
Class III	$11.89
Class IV	$11.90

10	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$4,008,875
Interest (including securities lending income of $29,035)	128,348

Total investment income	4,137,223

Expenses:
Management fee (Note 3)	595,384
Shareholder service fee (Note 3) - Class III	164,106
Shareholder service fee (Note 3) - Class IV	74,567
Custodian, fund accounting agent and transfer agent fees	43,424
Audit and tax fees	22,172
Legal fees	4,140
Trustees fees and related expenses (Note 3)	2,991
Registration fees	1,932
Miscellaneous	4,546
Total expenses	913,262
Fees and expenses reimbursed by Manager (Note 3)	(73,876)
Net expenses	839,386

Net investment income (loss)	3,297,837

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	14,371,884
Closed futures contracts	(145,483)

Net realized gain (loss) on investments	14,226,401

Change in net unrealized appreciation (depreciation) on:
Investments	(16,617,746)
Open futures contracts	(61,843)

Net unrealized gain (loss)	(16,679,589)

Net realized and unrealized gain (loss)	(2,453,188)

Net increase (decrease) in net assets resulting from operations	$844,649

See accompanying notes to the financial statements.	11

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:

Net investment income (loss)	$3,297,837	$5,723,625
Net realized gain (loss)	14,226,401	37,458,622
Change in net unrealized appreciation (depreciation)	(16,679,589)	(26,591,641)
Net increase (decrease) in net assets from operations	844,649	16,590,606

Distributions to shareholders from:
Net investment income
Class III	(1,855,534)	(3,121,454)
Class IV	(1,242,589)	(2,764,012)
Total distributions from net investment income	(3,098,123)	(5,885,466)
Net realized gains
Class III	(4,972,971)	(961,765)
Class IV	(3,238,317)	(620,323)
Total distributions from net realized gains	(8,211,288)	(1,582,088)

	(11,309,411)	(7,467,554)
Net share transactions (Note 7):
Class III	3,111,796	24,518,394
Class IV	4,480,906	(252,904,685)
Increase (decrease) in net assets resulting from net share transactions	7,592,702	(228,386,291)

Total increase (decrease) in net assets	(2,872,060)	(219,263,239)

Net assets:
Beginning of period	363,560,677	582,823,916
End of period (including accumulated undistributed net investment income of $1,118,607 and $918,893, respectively)	$360,688,617	$363,560,677

12	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 12.24		$ 11.76	$ 8.69	$ 11.23	$ 12.29	$ 14.35

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.17	0.13	0.12	0.15	0.17
Net realized and unrealized gain (loss)	(0.08)		0.54	3.07	(2.55)	(1.07)	(0.20)

Total from investment operations	0.03		0.71	3.20	(2.43)	(0.92)	(0.03	)(a)

Less distributions to shareholders:
From net investment income	(0.10)		(0.18)	(0.13)	(0.11)	(0.14)	(0.19)
From net realized gains	(0.28)		(0.05)	—	—	—	(1.84)

Total distributions	(0.38)		(0.23)	(0.13)	(0.11)	(0.14)	(2.03)
Net asset value, end of period	$ 11.89		$ 12.24	$ 11.76	$ 8.69	$ 11.23	$ 12.29
Total Return (b)	0.23	%**	6.16%	37.06%	(21.69)%	(7.53)%	(0.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,420		$221,661	$188,370	$163,025	$133,203	$260,432
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.81	%*	1.43%	1.26%	1.26%	1.24%	1.20%
Portfolio turnover rate	31	%**	68%	63%	62%	85%	82%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%	0.04%	0.04%	0.03%	0.05%

(a)

The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002(a)
Net asset value, beginning of period	$ 12.25		$ 11.76	$ 8.69	$ 11.23	$ 12.32

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.16	0.13	0.13	0.10
Net realized and unrealized gain (loss)	(0.07)		0.56	3.07	(2.55)	(1.08)

Total from investment operations	0.04		0.72	3.20	(2.42)	(0.98)

Less distributions to shareholders:
From net investment income	(0.11)		(0.18)	(0.13)	(0.12)	(0.11)
From net realized gains	(0.28)		(0.05)	—	—	—

Total distributions	(0.39)		(0.23)	(0.13)	(0.12)	(0.11)
Net asset value, end of period	$ 11.90		$ 12.25	$ 11.76	$ 8.69	$ 11.23
Total Return (b)	0.26	%**	6.25%	37.12%	(21.65)%	(8.00	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$142,269		$141,900	$394,454	$308,001	$248,095
Net expenses to average daily net assets	0.44	%*	0.44%	0.44%	0.44%	0.44	%*
Net investment income to average daily net assets	1.85	%*	1.37%	1.31%	1.35%	1.37	%*
Portfolio turnover rate	31	%**	68%	63%	62%	85	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%	0.04%	0.04%	0.04	%*

(a)	Period from July 2, 2001 (commencement of operations) through February 28, 2002.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2002.
*	Annualized.
**	Not annualized.

14	See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Tobacco-Free Core Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return.  The Fund seeks to achieve this objective primarily through investment in U.S. equity securities, excluding those companies that are tobacco-producing issuers (as listed within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services).  The Fund’s benchmark is the S&P 500 Index.

Throughout the six months ended August 31, 2005, the Fund offered two classes of shares:  Class III and Class IV.  The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.  Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in the Fund and with GMO, as more fully outlined in the Fund’s prospectus.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

15

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these

16

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $258,113 and $229,078, respectively.  As of August 31, 2005, the Fund had loaned securities having a market value of $23,309,113 collateralized by cash in the amount of $24,025,685, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

17

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $6,970,531 and $24,885,739 expiring in 2010 and 2011, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	(Depreciation)
$375,430,879	$33,174,162	$(19,537,347)	$13,636,815

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.105% for Class IV shares.

18

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $2,071 and $1,303, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the August 31, 2005 aggregated $113,456,298 and $107,194,456, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related party

As of August 31, 2005, 52.8% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by one related party comprised of a certain GMO employee account, and 0.8% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

19

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	300,872	$3,598,500	2,042,934	$23,836,926
Shares issued to shareholders in reinvestment of distributions	517,891	6,236,881	291,187	3,423,015
Shares repurchased	(559,203)	(6,723,585)	(237,049)	(2,741,547)
Net increase (decrease)	259,560	$3,111,796	2,097,072	$24,518,394

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class IV:
Shares sold	—	$ —	—	$ —
Shares issued to shareholders in reinvestment of distributions	371,809	4,480,906	288,504	3,384,335
Shares repurchased	—	—	(22,237,483)	(256,289,020)
Net increase (decrease)	371,809)	$4,480,906	(21,948,979)	$(252,904,685)

20

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Tobacco-Free Core Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

21

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

22

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

23

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
17,809,487	0	0	0

24

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

25

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	0.48%	$1,000.00	$1,002.30	$2.42
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

Class IV
1) Actual	0.44%	$1,000.00	$1,002.60	$2.22
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

*     Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

26

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	100.1
Short-Term Investment(s)	2.5
Mutual Funds	1.4
Call Options Purchased	1.3
Futures	0.5
Loan Assignments	0.3
Loan Participations	0.2
Promissory Notes	0.0
Put Options Purchased	0.0
Rights And Warrants	0.0
Written Options	(0.1)
Forward Currency Contracts	(0.3)
Swaps	(0.3)
Reverse Repurchase Agreements	(3.1)
Other Assets and Liabilities (net)	(2.5)
100.0%

Country/Region Summary**	% of Investments
Euro Region***	82.0
Japan	17.6
Canada	7.6
Sweden	7.5
United States	1.9
United Kingdom	(2.7)
Australia	(3.8)
Switzerland	(13.1)
Other^	3.0
100.0%

*                 The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**          The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).The table excludes short-term investments. The table includes values of derivative contracts.

***   The “Euro Region” is comprised of Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

^                  Other includes investment in GMO Emerging Country Debt Fund.

1

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value	Description	Value ($)

	DEBT OBLIGATIONS — 2.4%

	United States — 2.4%

	U.S. Government
17,789,400	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,345,972
5,000,000	U.S. Treasury Note, 3.75%, due 03/31/07	4,992,969
	Total United States	24,338,941

	TOTAL DEBT OBLIGATIONS (COST $24,259,744)	24,338,941

	CALL OPTIONS PURCHASED — 1.2%

	Cross Currency Options — 1.2%
121,700,000	AUD Call/JPY Put, Expires 9/14/2005, Strike 80.78	2,601,967
84,500,000	AUD Call/JPY Put, Expires 9/28/2005, Strike 80.88	1,835,316
63,800,000	GBP Call/JPY Put, Expires 10/28/05, Strike 185.00	7,777,489
		12,214,772

	TOTAL CALL OPTIONS PURCHASED (COST $8,456,260)	12,214,772

	MUTUAL FUNDS — 96.2%

2,599,344	GMO Emerging Country Debt Fund, Class III (c)	30,542,291
28,722,874	GMO Short-Duration Collateral Fund (c)	737,890,625
5,496	GMO Special Purpose Holding Fund (c)	57,759
8,018,211	GMO World Opportunity Overlay Fund (c)	199,493,080
1,379,908	Merrimac Cash Series, Premium Class	1,379,908

	TOTAL MUTUAL FUNDS (COST $959,906,554)	969,363,663

2	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

	Description		Value ($)

TOTAL INVESTMENTS — 99.8%
	(Cost $992,622,558)		1,005,917,376

	Other Assets and Liabilities (net) — 0.2%		1,704,546

	TOTAL NET ASSETS — 100.0%		$1,007,621,922

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(c)	Affiliated issuer (Note 8).

	AUD - Australian Dollar	JPY - Japanese Yen
	CAD - Canadian Dollar	NOK - Norwegian Krone
	CHF - Swiss Franc	NZD - New Zealand Dollar
	EUR - Euro	SEK - Swedish Krona
GBP - British Pound

See accompanying notes to the financial statements.	3

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Buys

10/25/05	AUD	27,400,000	$ 20,527,587	$(307,766)
9/02/05	CHF	1,566,000	1,244,388	7,519
9/13/05	CHF	55,200,000	43,903,221	490,247
9/20/05	EUR	29,200,000	35,939,598	80,408
9/06/05	GBP	25,000,000	45,049,056	309,997
10/11/05	JPY	10,990,000,000	99,284,483	536,922
10/04/05	NZD	131,900,000	91,069,211	1,432,701
				$2,550,028

Sales

10/25/05	AUD	46,700,000	$ 34,986,799	$106,910
11/01/05	CAD	7,100,000	5,985,853	(156,625)
9/13/05	CHF	186,900,000	148,650,579	(2,285,963)
9/20/05	EUR	145,700,000	179,328,746	(3,696,952)
9/06/05	GBP	16,600,000	29,912,573	76,455
10/11/05	JPY	1,140,000,000	10,298,845	69,315
10/04/05	NZD	26,200,000	18,089,563	(21,519)

				$(5,908,379)

4	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Forward cross currency contracts

					Net Unrealized
Settlement					Appreciation
Date	Deliver/Units of Currency		Receive/In Exchange For		(Depreciation)

9/27/05	CHF	19,764,756	EUR	12,700,000	(102,014)
10/18/05	EUR	8,400,000	NOK	66,124,800	19,512
11/08/05	EUR	10,600,000	SEK	98,421,000	(62,904)
11/08/05	SEK	16,747,200	EUR	1,800,000	6,160

					$(139,246)

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

751	Canadian Government Bond 10 Yr.	December 2005	$ 73,768,249	$ 258,677
1,744	EURO BOBL	September 2005	248,463,627	716,776
3,528	EURO Bund	September 2005	539,491,582	5,227,681
2,000	Federal Fund 30 day	September 2005	803,355,930	16,794
117	Japan Government Bond 10 Yr. (TSE)	September 2005	147,579,185	(117,979)
39	U.S. Long Bond	December 2005	4,603,219	88,199
18	U.S. Treasury Note 10 Yr.	December 2005	2,017,406	28,407
				$ 6,218,555

Sales

148	Australian Government Bond 10 Yr.	September 2005	$ 11,983,246	$ (188,144)
327	Australian Government Bond 3 Yr.	September 2005	25,353,317	(144,550)
27	Swiss Federal Bond	September 2005	2,883,430	(7,397)
579	U.S. Treasury Note 5 Yr.	December 2005	62,749,125	(599,784)
135	UK Gilt Long Bond	December 2005	27,723,315	(217,231)
				$(1,157,106)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	5

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
18,000,000	SEK	9/2/2008	JP Morgan Chase Bank	Receive	2.49%	3 month SEK STIBOR	$ 2,083
119,000,000	SEK	8/26/2010	Citigroup	Receive	2.83%	3 month SEK STIBOR	44,701
44,000,000	SEK	8/26/2010	Deutsche Bank AG	Receive	2.84%	3 month SEK STIBOR	18,549
22,600,000	CHF	12/9/2011	Deutsche Bank AG	(Pay)	2.13%	6 month CHF LIBOR	(289,831)
31,100,000	CHF	1/10/2012	Deutsche Bank AG	(Pay)	2.24%	6 month CHF LIBOR	(553,978)
103,000,000	SEK	6/30/2012	JP Morgan Chase Bank	Receive	2.95%	3 month SEK STIBOR	(39,879)
16,400,000	CHF	11/11/2014	Deutsche Bank AG	(Pay)	2.68%	6 month CHF LIBOR	(566,115)
28,000,000	CHF	6/7/2015	JP Morgan Chase Bank	(Pay)	2.26%	6 month CHF LIBOR	(141,475)
51,000,000	CHF	8/26/2015	JP Morgan Chase Bank	(Pay)	2.24%	6 month CHF LIBOR	(114,392)
110,000,000	SEK	8/26/2015	JP Morgan Chase Bank	Receive	3.35%	3 month SEK STIBOR	113,847
50,000,000	SEK	9/2/2015	Deutsche Bank AG	Receive	3.30%	3 month SEK STIBOR	20,911
							$(1,505,579)

Total Return Swaps

Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
3,000,000	USD	7/21/2006	JP Morgan Chase Bank	1 month LIBOR	JP Morgan Hedged Non-U.S. Traded Total Return Government Bond Index	$ 17,888

6	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $34,095,912) (Note 2)	$ 37,933,621
Investments in affiliated issuers, at value (cost $958,526,646) (Notes 2 and 8)	967,983,755
Foreign currency, at value (cost $2,555,160) (Note 2)	2,483,082
Receivable for investments sold	241,316,560
Interest receivable	182,719
Unrealized appreciation on open forward currency and forward cross currency contracts (Note 2)	3,136,146
Receivable for variation margin on open futures contracts (Note 2)	1,081,496
Receivable for open swap contracts	217,979
Receivable for expenses reimbursed by Manager (Note 3)	60,710

Total assets	1,254,396,068

Liabilities:
Payable for Fund shares repurchased	235,772,590
Payable to affiliate for (Note 3):
Management fee	261,423
Shareholder service fee	156,854
Trustees and Chief Compliance Officer fees	1,845
Unrealized depreciation on open forward currency and forward cross currency contracts (Note 2)	6,633,743
Periodic payments for open swap contracts (Note 2)	2,124,228
Payable for open swap contracts (Note 2)	1,705,670
Accrued expenses	117,793

Total liabilities	246,774,146
Net assets	$1,007,621,922

Net assets consist of:
Paid-in capital	$ 947,271,743
Accumulated undistributed net investment income	2,574,479
Accumulated net realized gain	44,476,800
Net unrealized appreciation	13,298,900
$1,007,621,922

Net assets attributable to:
Class III shares	$1,007,621,922

Shares outstanding:
Class III	103,242,486

Net asset value per share:
Class III	$9.76

See accompanying notes to the financial statements.	7

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affilliated issuers (Note 8)	$2,921,669
Interest (including securities lending income of $5)	568,555

Total investment income	3,490,224

Expenses:
Management fee (Note 3)	1,470,613
Shareholder service fee (Note 3) - Class III	882,368
Custodian, fund accounting agent and transfer agent fees	180,228
Audit and tax fees	33,028
Legal fees	12,328
Trustees fees and related expenses (Note 3)	9,233
Registration fees	3,772
Miscellaneous	13,884
Total expenses	2,605,454
Fees and expenses reimbursed by Manager (Note 3)	(235,704)
Indirectly incurred fees waived or borne by Manager (Note 3)	(71,137)
Shareholder service fee waived (Note 3) - Class III	(26,100)
Net expenses	2,272,513

Net investment income (loss)	1,217,711

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(4,128,800)
Investments in affiliated issuers	937,282
Realized gains distributions from affiliated issuers (Note 8)	646,764
Closed futures contracts	44,954,613
Closed swap contracts	(2,366,384)
Foreign currency, forward contracts and foreign currency related transactions	4,887,207

Net realized gain (loss) on investments	44,930,682

Change in net unrealized appreciation (depreciation) on:
Investments	2,275,853
Open futures contracts	7,399,623
Open swap contracts	(3,146,717)
Foreign currency, forward contracts and foreign currency related transactions	(50,834)

Net unrealized gain	6,477,925

Net realized and unrealized gain (loss)	51,408,607

Net increase (decrease) in net assets resulting from operations	$52,626,318

8	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 1,217,711	$ 9,829,598
Net realized gain (loss)	44,930,682	42,243,920
Change in net unrealized appreciation (depreciation)	6,477,925	1,697,459
Net increase (decrease) in net assets from operations	52,626,318	53,770,977

Distributions to shareholders from:
Net investment income
Class III	(31,858,359)	(14,187,423)
Net realized gains
Class III	(2,706,115)	—

	(34,564,474)	(14,187,423)
Net share transactions (Note 7):
Class III	(25,448,668)	752,552,732

Total increase (decrease) in net assets	(7,386,824)	792,136,286

Net assets:
Beginning of period	1,015,008,746	222,872,460
End of period (including accumulated undistributed net investment income of $2,574,479 and $33,215,127, respectively)	$1,007,621,922	$1,015,008,746

See accompanying notes to the financial statements.	9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005 (Unaudited)
			Year Ended February 28/29,
			2005	2004(a)	2003(a)	2002(a)	2001(a)(b)
Net asset value, beginning of period	$ 9.59		$ 9.16	$ 8.85	$ 9.04	$ 9.72	$ 9.70
Income from investment operations:
Net investment income (loss) (c)†	0.01		0.14	0.06	0.09	0.50	0.57
Net realized and unrealized gain (loss)	0.44		0.44	0.76	0.32	(0.13)	0.73
Total from investment operations	0.45		0.58	0.82	0.41	0.37	1.30

Less distributions to shareholders:
From net investment income	(0.26)		(0.15)	(0.51)	(0.60)	(1.05)	(1.18)
From net realized gains	(0.02)		—	—	—	—	(0.10)
Total distributions	(0.28)		(0.15)	(0.51)	(0.60)	(1.05)	(1.28)
Net asset value, end of period	$ 9.76		$ 9.59	$ 9.16	$ 8.85	$ 9.04	$ 9.72
Total Return (d)	4.73	%*	6.35%	9.53%	4.81%	4.21%	14.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,007,622		$1,015,009	$222,872	$20,219	$17,932	$ 18,102
Net expenses to average daily net assets (e)	0.39	%*	0.39%	0.38%	0.40%	0.38%	0.40%
Net investment income to average daily net assets (c)	0.21	%*	1.51%	0.68%	0.97%	5.45%	5.79%
Portfolio turnover rate	30	%**	44%	36%	66%	44%	120%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.09%	0.24%	0.51%	0.54%	0.07%

(a)

As a result of changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.25% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts resulting in increase (reductions) to the net investment income ratio of (0.05%), less than 0.00% and (0.17%) for the fiscal years ending February 28/29, 2003, 2002 and 2001, respectively and to net investment income per share of less than $(0.00), less than $0.00 and $(0.02) for the fiscal years ending February 28/29, 2003, 2002 and 2001, respectively.

(b)

Effective March 1, 2000, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%.

(c)	Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(d)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(e)	Net expenses exclude expenses incurred indirectly through investment in underlying Funds. (See Note 3).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

10	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Currency Hedged International Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through direct and indirect investments in foreign bond and currency markets (excluding Japan), primarily by investing in other GMO Funds (“underlying fund(s)”), primarily GMO Short-Duration Collateral Fund, GMO World Opportunity Overlay Fund, and GMO Emerging Country Debt Fund, and “synthetic” bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security).  The Fund’s benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan).

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Special Purpose Holding Fund, GMO World Opportunity Overlay Fund and GMO Short-Duration Collateral Fund are not publicly available for direct purchase.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or

11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).  Securities held by the underlying fund(s) may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 20.1% of net assets.

GMO Special Purpose Holding Fund (“SPHF”), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF.  In July of 2005, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $34,276 indirectly in conjunction with the settlement.  The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund.  To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with

12

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a

13

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for open purchased option contracts held by the Fund as of August 31, 2005.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases agreements from lenders it acquires direct rights against the borrower on the loan.  As of August 31, 2005, the Fund did not hold any loan agreements.

14

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for open indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

15

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day.  As of August 31, 2005, the Fund did not hold any reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $131 and $126, respectively.  As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

16

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $2,384,012 expiring in 2009.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$992,806,824	$14,331,063	$(1,220,511)	$13,110,552

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.   Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in the principal or face amount of the securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s)

17

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.   The Fund may invest in GMO Emerging Country Debt Fund (“ECDF”).  Like the management fee (as described below), the Fund’s shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund’s investment in ECDF.  The Fund does not incur any indirect shareholder service fees as a result of the Fund’s investment in GMO Short-Duration Collateral Fund (“SDCF”), GMO Special Purpose Holding Fund (“SPHF”) and GMO World Opportunity Overlay Fund (“Overlay Fund”).

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying fund(s) exceed 0.25% of the average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.  For purposes of this calculation, the Fund’s total direct annual operating expenses excludes shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees) (“Trustees fees”), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes.   Additionally, the indirect fees and operating expenses incurred through investment in underlying fund(s) exclude investment-related expenses and Trustees fees.  Through June 29, 2004, the indirect Trustees fees incurred by the Fund through its investment in ECDF were not excluded.

18

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.005)%	0.020%	0.004%	0.010%	0.029%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $6,473 and $4,281, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 were as follows:

	Purchases	Sales

U.S. Government securities	$ 5,000,000	$ —
Investments (non-U.S. Government securities)	329,537,279	345,265,550

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 50.6% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s shares outstanding.  One of the shareholders is another fund of GMO Trust.  Investment activities of these shareholders may have a material effect on the Fund.

19

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by two related parties comprised of certain GMO employee accounts, and 80.0% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	20,849,346	$ 203,263,682	84,283,097	$778,377,613
Shares issued to shareholders in reinvestment of distributions	3,235,248	31,284,851	1,290,356	12,276,816
Shares repurchased	(26,635,910)	(259,997,201)	(4,122,081)	(38,101,697)
Net increase (decrease)	(2,551,316)	$ (25,448,668)	81,451,372	$752,552,732

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class III	$ 30,230,210	$ 5,118,754	$ 6,900,000	$ 106,266	$612,488	$ 30,542,291
GMO Short-Duration Collateral Fund	746,800,324	267,415,403	288,500,000	2,815,403	—	737,890,625
GMO Special Purpose Holding Fund	85,237	—	—	—	34,276	57,759	*
GMO World Opportunity Overlay Fund	201,962,112	48,750,000	48,400,000	—	—	199,493,080
Totals	$979,077,883	$321,284,157	$343,800,000	$2,921,669	$646,764	$967,983,755

* After the effect of a return of capital distribution of $30,296 on April 5, 2005.

20

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Currency Hedged International Bond Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

21

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

22

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

23

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
94,943,344	5,287	211,670	0

24

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

25

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.42%	$ 1,000.00	$ 1,047.30	$ 2.17
2) Hypothetical	0.42%	$ 1,000.00	$ 1,023.09	$ 2.14

* Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

26

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	119.4%
Short-Term Investment(s)	0.5
Mutual Funds	0.1
Call Options Purchased	0.0
Forward Currency Contracts	0.0
Swaps	(0.0)
Futures	(0.0)
Reverse Repurchase Agreements	(20.0)
100.0%

*            The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value	Description	Value ($)

	DEBT OBLIGATIONS — 105.4%

	United States — 105.4%

	Corporate Debt — 3.4%
13,850,000	JP Morgan & Co. Series MTNA, Variable Rate, CPI + 4.00%, 7.11%, due 02/15/12	14,894,290

	U.S. Government — 102.0%
20,115,180	U.S. Treasury Inflation Indexed Bond, 3.50%, due 01/15/11 (a)	22,255,563
21,179,600	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/13 (a)	21,656,141
30,063,250	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	40,073,373
32,531,665	U.S. Treasury Inflation Indexed Note, 3.38%, due 01/15/07 (a)	33,715,991
16,975,131	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a)	18,004,248
11,266,620	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	12,252,449
1,734,045	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	1,946,195
225,076,472	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a)(b)	232,180,448
5,159,150	U.S. Treasury Inflation Indexed Note, 2.00%, due 07/15/14 (a)	5,328,435
26,484,120	U.S. Treasury Inflation Indexed Note, 1.63%, due 01/15/15 (a)	26,459,291
10,999,230	U.S. Treasury Inflation Indexed Note, 1.88%, due 07/15/15 (a)	11,234,683
23,112,992	U.S. Treasury Inflation Indexed Note, 2.38%, due 01/15/25 (a)	25,146,214
		450,253,031
	Total United States	465,147,321

	TOTAL DEBT OBLIGATIONS (COST $463,867,618)	465,147,321

2	See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 13.7%

2,338,924	GMO Short-Duration Collateral Fund (c)	60,086,968
28,918	GMO Special Purpose Holding Fund (c)	303,931

	TOTAL MUTUAL FUNDS (COST $59,208,383)	60,390,899

	TOTAL INVESTMENTS — 119.1%
	(Cost $523,076,001)	525,538,220

	Other Assets and Liabilities (net) — (19.1%)	(84,150,330)

	TOTAL NET ASSETS — 100.0%	$441,387,890

	Notes to Schedule of Investments:

	CPI - Consumer Price Index
	Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2005, which are subject to change based on the terms of the security.
	(a) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
	(b) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).
	(c) Affiliated issuer.

See accompanying notes to the financial statements.	3

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Reverse repurchase agreement

Face Value	Description	Market Value

$85,583,604	Barclays Bank, 3.40%, dated 8/5/05, to be repurchased on demand by Barclays Bank, at face value, plus accrued interest.	$ 85,801,842

Average balance outstanding		$109,444,091
Average interest rate		2.83%
Maximum balance outstanding		$174,978,515
Average shares outstanding		54,769,977
Average balance per share outstanding		$ 2.00

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

4	See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $463,867,618) (Note 2)	$465,147,321
Investments in affiliated issuers, at value (cost $59,208,383) (Notes 2 and 8)	60,390,899
Cash	830,308
Receivable for investments sold	1,500,000
Receivable for Fund shares sold	26,347,837
Interest receivable	1,649,934
Receivable for expenses reimbursed by Manager (Note 3)	28,241

Total assets	555,894,540

Liabilities:
Payable for investments purchased	26,503,012
Payable for Fund shares repurchased	2,000,000
Payable to affiliate for (Note 3):
Management fee	34,466
Shareholder service fee	51,700
Trustees and chief compliance officer fees	1,930
Payable for reverse repurchase agreements (Note 2)	85,801,842
Accrued expenses	113,700

Total liabilities	114,506,650
Net assets	$441,387,890

Net assets consist of:
Paid-in capital	$419,099,349
Accumulated undistributed net investment income	6,245,003
Accumulated net realized gain	13,581,319
Net unrealized appreciation	2,462,219
$441,387,890

Net assets attributable to:
Class III shares	$441,387,890

Shares outstanding:
Class III	$37,823,931

Net asset value per share:
Class III	$11.67

See accompanying notes to the financial statements.	5

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Interest	$15,375,169
Dividends from affiliated issuers (Note 8)	190,944

Total investment income	15,566,113

Expenses:
Management fee (Note 3)	258,774
Shareholder service fee (Note 3) - Class III	388,161
Custodian, fund accounting agent and transfer agent fees	132,572
Audit and tax fees	17,940
Legal fees	7,452
Trustees fees and related expenses (Note 3)	5,295
Registration fees	2,392
Interest expense (Note 2)	1,612,227
Miscellaneous	8,539
Total expenses	2,433,352
Fees and expenses reimbursed by Manager (Note 3)	(164,404)
Net expenses	2,268,948

Net investment income (loss)	13,297,165

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	8,824,039
Investments in affiliated issuers	(203,868)
Realized gains distributions from affiliated issuers (Note 8)	180,361
Closed futures contracts	878,777
Closed swap contracts	(239,500)

Net realized gain (loss) on investments	9,439,809

Change in net unrealized appreciation (depreciation) on:
Investments	(3,225,240)
Open futures contracts	(376,470)

Net unrealized gain (loss)	(3,601,710)

Net realized and unrealized gain (loss)	5,838,099

Net increase (decrease) in net assets resulting from operations	$19,135,264

6	See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:

Net investment income (loss)	$ 13,297,165	$ 25,845,054
Net realized gain (loss)	9,439,809	26,250,795
Change in net unrealized appreciation (depreciation)	(3,601,710)	(21,893,210)

Net increase (decrease) in net assets from operations	19,135,264	30,202,639

Distributions to shareholders from:
Net investment income
Class III	(7,040,831)	(26,930,343)
Net realized gains
Class III	(5,558,551)	(27,466,011)

	(12,599,382)	(54,396,354)
Net share transactions (Note 7):
Class III	(273,372,921)	316,804,831

Total increase (decrease) in net assets	(266,837,039)	292,611,116

Net assets:
Beginning of period	708,224,929	415,613,813
End of period (including accumulated undistributed net investment income of $6,245,003 and overdistributed net investment income of $11,331, respectively)	$441,387,890	$708,224,929

See accompanying notes to the financial statements.	7

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Statement of Cash Flows For the Six Months Ended August 31, 2005 (Unaudited)

Cash flows from operating activities:
Net investment income	$13,297,165
Net accretion	(8,255,160)
5,042,005

Investments purchased	(286,453,447)
Investments sold	653,060,126
Short-term investments, net	2,380,535
$368,987,214

Realized gain distributions from affiliated issuers	180,361

Changes in assets and liabilities:
(Increase) decrease in interest receivable	1,107,487
(Increase) decrease in receivable for fund shares sold	(26,062,837)
(Increase) decrease in receivable for securities sold	(1,500,000)
(Increase) decrease in receivable for expenses reimbursed by Manager	7,991
Increase (decrease) in payable for Fund shares repurchased	1,670,000
Increase (decrease) in payable for securities purchased	26,503,012
Increase (decrease) in payable to affiliate for:
Management fee	(20,283)
Trustees and Chief Compliance Officer fees	648
Shareholder service fee	(30,424)
Increase (decrease) in payable for variation margin on open futures contracts	187,875
Increase (decrease) in accrued expenses and other liabilities	(13,115)
Net realized and unrealized gain on swaps and futures contracts	262,807

Net cash provided (used in) operating activities	$376,322,741

Cash flows from financing activities*
Proceeds from shares sold	88,836,806
Shares redeemed	(374,134,531)
Cash Distributions paid	(674,578)
Increase (decrease) in payable for reverse repurchase agreements	(89,520,130)
Net cash provided (used in) financing activities	$(375,492,433)

Net increase in cash	830,308
Cash and cash equivalents, beginning of period	—
Cash and cash equivalents, end of period	$830,308

*Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$11,924,804

8	See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28/29,

			2005	2004	2003	2002	2001(a)
Net asset value, beginning of period	$ 11.53		$ 12.02	$ 11.72	$ 10.81	$ 10.64	$ 9.72
Income (loss) from investment operations:
Net investment income (loss)	0.30	†	0.50 †	0.30	0.51	0.30	0.71 †
Net realized and unrealized gain (loss)	0.08		(0.05)	0.56	1.25	0.29	0.90
Total from investment operations	0.38		0.45	0.86	1.76	0.59	1.61
Less distributions to shareholders:
From net investment income	(0.13)		(0.45)	(0.33)	(0.56)	(0.37)	(0.69)
From net realized gains	(0.11)		(0.49)	(0.23)	(0.29)	(0.05)	—
Total distributions	(0.24)		(0.94)	(0.56)	(0.85)	(0.42)	(0.69)
Net asset value, end of period	$ 11.67		$ 11.53	$ 12.02	$ 11.72	$ 10.81	$ 10.64

Total Return (b)	3.31	%**	3.83%	7.54%	16.67%	5.66%	16.86%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$441,388		$708,225	$415,614	$278,088	$149,274	$65,887
Net operating expenses to average daily net assets	0.25	%*	0.25%	0.25%	0.25%	0.25%	0.25%
Interest expense to average daily net assets (c)	0.63	%*	0.26%	0.13%	0.15%	0.17%	0.37%
Total net expenses to average daily net assets (d)	0.88	%*	0.51%	0.38%	0.40%	0.42%	0.62%
Net investment income to average daily net assets	5.14	%*	4.17%	3.49%	4.55%	4.15%	6.87%
Portfolio turnover rate	45	%**	161%	57%	75%	40%	32%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06%		0.05%	0.06%	0.06%	0.09%	0.11%

(a)

Effective March 1, 2000, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(d)	Net expenses exclude expenses incurred indirectly through investment in underlying fund(s). (Note 8)
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	9

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO Inflation Indexed Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through direct and indirect investments in government bonds that are indexed or otherwise “linked” to general measures of inflation in the country of issue (“inflation indexed bonds”) and other funds of the Trust (“underlying fund(s)”) primarily GMO Short-Duration Collateral Fund.  The Fund’s benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index.

Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation.  Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).  Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of the underlying fund(s) and other mutual

10

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s). As of August 31, 2005, the total value of these securities represented 6.3% of net assets.

GMO Special Purpose Holding Fund (“SPHF”), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF.  In July of 2005, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $180,361 indirectly in conjunction with the settlement.  The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund.  To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

11

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of August 31, 2005, the Fund did not hold any forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile

12

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for open indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  As of August 31, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the

13

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

collateral declines, recovery of cash by the Fund may be delayed or limited.  As of, the Fund did not hold any repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the price at which it is obligated to repurchase them under the agreement.  The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day.  As of August 31, 2005, the Fund had entered into reverse repurchase agreements having a market value plus accrued interest of $85,801,842, collateralized by securities with a market value of $89,806,616.  See the Schedule of Investments for a summary of open reverse repurchase agreements held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Statement of cash flows

The cash amounts shown in the Statement of Cash Flows are the amounts reported as cash in the Fund’s Statement of Assets and Liabilities and represent cash on hand at its custodian as of August 31, 2005.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

14

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital losses of $1,056,226.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$523,388,941	$3,127,985	$(978,706)	$2,149,279

Security transactions and related investment income

Security transactions are accounted for on trade date.   Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at fair market value of the securities received.  Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal.  Additionally, any increase in the principal or face amount of the securities is recorded as interest income.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.10% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and

15

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.10% of the average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment- related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.003%)	0.004%	0.000%	0.001%	0.002%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $3,639 and $2,510, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

For the six months ended August 31, 2005, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales

U.S. Government securities	$275,962,503	$594,160,126
Investments (non-U.S. Government securities)	10,490,944	58,900,000

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

16

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

6.     Principal shareholders and related parties

As of August 31, 2005, 65.3% of the outstanding shares of the Fund was held by four shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.1% of the Fund’s shares was held by nineteen related parties comprised of certain GMO employee accounts, and 85.2% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	7,726,960	$ 88,836,806	29,549,567	$349,328,487
Shares issued to shareholders in reinvestment of distributions	1,035,140	11,924,804	4,444,888	51,765,262
Shares repurchased	(32,387,620)	(374,134,531)	(7,123,847)	(84,288,918)
Net increase (decrease)	(23,625,520)	$(273,372,921)	26,870,608	$316,804,831

8.     Investments in affiliated issuers

A summary of the Fund’s transactions in the securities of these issuers during the six months ended, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$107,322,039	$10,490,944	$58,900,000	$190,944	$—	$60,086,968
GMO Special Purpose Holding Fund	448,523	—	—	—	180,361	303,931	*
Totals	$107,770,562	$10,490,944	$58,900,000	$190,944	$180,361	$60,390,899

* After effect of the return of capital distribution of $159,419 on April 5, 2005.

17

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Inflation Indexed Bond Fund.
In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees discussed in detail the Fund’s performance and requested additional performance information from the Manager.  The Trustees reviewed the additional performance information and had further discussions with the Manager. The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

18

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

19

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

20

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
53,838,578	0	73,447	38,930

21

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.88%	$1,000.00	$1,033.10	$4.51
2) Hypothetical	0.88%	$1,000.00	$1,020.77	$4.48

*  Expenses are calculated using the Class’s annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

GMO U.S. Core Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO U.S. Core Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.5%
Short-Term Investment(s)	4.0
Futures	0.0
Other Assets and Liabilities (net)	0.5
100.0%

Industry Sector Summary	% of Equity Investments
Health Care	19.2%
Technology	13.7
Financial	13.4
Retail Stores	13.3
Utility	11.4
Oil & Gas	7.2
Consumer Goods	5.7
Automotive	4.2
Construction	3.9
Services	3.0
Manufacturing	1.3
Transportation	1.2
Primary Process Industry	1.1
Food & Beverage	0.7
Machinery	0.7
100.0%

1

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.5%

	Automotive — 4.0%
6,150,311	Ford Motor Co.	61,318,601
2,080,416	General Motors Corp.	71,129,423
69,200	Genuine Parts Co.	3,170,744
1,040,400	Harley-Davidson, Inc.	51,250,104
371,145	Johnson Controls, Inc.	22,261,277
212,703	Lear Corp.	8,018,903
184,600	Paccar, Inc.	12,936,768
		230,085,820

	Construction — 3.7%
401,800	Centex Corp.	27,221,950
1,453,537	D.R. Horton, Inc.	53,664,586
257,400	Fluor Corp.	15,935,634
408,100	KB Home	30,264,696
317,800	Lennar Corp.-Class A	19,735,380
398,700	Masco Corp.	12,232,116
5,700	NVR, Inc. *	5,044,500
392,800	Pulte Homes, Inc.	33,859,360
327,000	Toll Brothers, Inc. *	15,712,350
		213,670,572

	Consumer Goods — 5.4%
2,680,600	Altria Group, Inc.	189,518,420
123,800	Black & Decker Corp.	10,560,140
1,211,849	Eastman Kodak Co.	29,532,760
346,600	Jones Apparel Group, Inc.	9,767,188
472,700	Liz Claiborne, Inc.	19,394,881
315,100	Mohawk Industries, Inc. *	26,903,238
366,300	Whirlpool Corp.	27,857,115
		313,533,742

2	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — 12.8%
1,058,700	Aflac, Inc.	45,757,014
497,900	AMBAC Financial Group, Inc.	34,145,982
318,800	American International Group, Inc.	18,872,960
250,200	AON Corp.	7,485,984
550,666	Bank of America Corp.	23,695,158
119,200	BB&T Corp.	4,835,944
81,279	Bear Stearns Cos. (The), Inc.	8,168,539
1,469,800	Charles Schwab Corp. (The)	19,886,394
37,400	Chubb Corp.	3,252,304
356,500	Citigroup, Inc.	15,604,005
21,400	CNA Financial Corp. *	619,958
220,300	Comerica, Inc.	13,325,947
136,600	Countrywide Financial Corp.	4,615,714
1,839,254	Fannie Mae	93,875,524
702,320	Fidelity National Financial, Inc.	27,474,758
308,700	Franklin Resources, Inc.	24,831,828
457,000	Freddie Mac	27,593,660
114,100	Goldman Sachs Group, Inc.	12,685,638
77,000	Hartford Financial Services Group, Inc.	5,624,850
1,024,658	JPMorgan Chase & Co.	34,725,660
115,700	KeyCorp	3,831,984
63,100	Legg Mason, Inc.	6,595,843
119,400	Lehman Brothers Holdings, Inc.	12,615,804
200,400	Lincoln National Corp.	9,937,836
158,900	Loews Corp.	13,933,941
534,900	Marsh & McLennan Cos., Inc.	15,003,945
41,750	MBIA, Inc.	2,420,248
2,269,718	MBNA Corp.	57,196,894
374,000	MGIC Investment Corp.	23,348,820
498,800	National City Corp.	18,271,044
269,100	Old Republic International Corp.	6,773,247
238,900	PMI Group (The), Inc.	9,665,894
64,100	PNC Financial Services Group, Inc.	3,604,343
162,900	Providian Financial Corp. *	3,029,940
270,200	Radian Group, Inc.	13,828,836
45,226	Regions Financial Corp.	1,479,795

See accompanying notes to the financial statements.	3

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
21,300	Suntrust Banks, Inc.	1,496,964
372,500	Torchmark Corp.	19,645,650
1,233,100	UnumProvident Corp.	23,823,492
74,200	Wachovia Corp.	3,681,804
1,562,723	Washington Mutual, Inc.	64,978,022
		742,242,167

	Food & Beverage — 0.7%
1,238,300	Sara Lee Corp.	23,527,700
957,300	Tyson Foods, Inc.-Class A	17,020,794
		40,548,494

	Health Care — 18.3%
889,300	Abbott Laboratories	40,134,109
536,622	Aetna, Inc.	42,752,675
417,400	AmerisourceBergen Corp.	31,167,258
1,326,952	Bristol-Myers Squibb Co.	32,470,515
517,700	Cigna Corp.	59,701,164
57,500	DENTSPLY International, Inc.	3,045,775
400,400	Express Scripts, Inc. *	23,167,144
245,300	Forest Laboratories, Inc. *	10,891,320
26,500	Health Net, Inc. *	1,221,915
169,800	Humana, Inc. *	8,177,568
3,035,400	Johnson & Johnson	192,414,006
386,266	Lincare Holdings, Inc. *	16,354,502
1,247,700	McKesson Corp.	58,230,159
295,600	Medco Health Solutions, Inc. *	14,564,212
378,400	Medtronic, Inc.	21,568,800
4,150,900	Merck & Co., Inc.	117,179,907
6,380,380	Pfizer, Inc.	162,508,279
1,082,600	Tenet Healthcare Corp. *	13,186,068
4,102,002	UnitedHealth Group, Inc.	211,253,103
631	Wyeth	28,893
		1,060,017,372

4	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Machinery — 0.7%
703,500	Caterpillar, Inc.	39,037,215

	Manufacturing — 1.2%
121,000	Ball Corp.	4,538,710
929,200	General Electric Co.	31,230,412
88,200	SPX Corp.	4,016,628
319,600	Textron, Inc.	22,787,480
163,400	United Technologies Corp.	8,170,000
		70,743,230

	Oil & Gas — 6.9%
22,200	Amerada Hess Corp.	2,821,620
420,796	Burlington Resources, Inc.	31,050,537
110,688	Chevron Corp.	6,796,243
343,200	ConocoPhillips	22,630,608
569,100	EOG Resources, Inc.	36,325,653
3,612,400	Exxon Mobil Corp.	216,382,760
13,000	Kerr-McGee Corp.	1,144,390
70,500	Marathon Oil Corp.	4,533,855
242,900	Murphy Oil Corp.	13,274,485
610,400	Occidental Petroleum Corp.	50,681,512
139,800	Valero Energy Corp.	14,888,700
		400,530,363

	Primary Process Industry — 1.0%
102,800	Air Products & Chemicals, Inc.	5,695,120
922,400	Dow Chemical Co.	39,847,680
25,900	Ecolab, Inc.	854,700
83,500	Nucor Corp.	4,716,080
148,400	PPG Industries, Inc.	9,346,232
		60,459,812

	Retail Stores — 12.8%
768,021	Albertson’s, Inc.	15,460,263
475,100	Autonation, Inc. *	9,886,831

See accompanying notes to the financial statements.	5

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Retail Stores — continued
929,600	Bed Bath & Beyond, Inc. *	37,695,280
467,800	Dollar General Corp.	8,916,268
5,368,304	Home Depot, Inc.	216,450,017
1,579,300	Kroger Co. *	31,175,382
1,922,700	Lowe’s Cos., Inc.	123,648,837
40,300	Michaels Stores, Inc.	1,462,890
1,843,100	Safeway, Inc.	43,736,763
281,200	Supervalu, Inc.	9,785,760
706,500	Target Corp.	37,974,375
1,070,036	TJX Cos., Inc.	22,374,453
1,342,200	Walgreen Co.	62,184,126
2,614,200	Wal-Mart Stores, Inc.	117,534,432
		738,285,677

	Services — 2.8%
488,800	Darden Restaurants, Inc.	15,353,208
266,700	Gannett Co., Inc.	19,394,424
558,200	Marriott International, Inc.-Class A	35,283,822
199,474	McDonald’s Corp.	6,472,931
493,600	MGM Mirage *	20,859,536
286,300	Omnicom Group	23,029,972
203,000	Outback Steakhouse, Inc.	8,446,830
102,800	Starbucks Corp. *	5,041,312
186,300	Wendy’s International, Inc.	8,782,182
455,100	Yum! Brands, Inc.	21,562,638
		164,226,855

	Technology — 13.1%
1,087,700	Adobe Systems, Inc.	29,411,408
137,700	Affiliated Computer Services, Inc.-Class A *	7,153,515
160,500	American Power Conversion Corp.	4,200,285
109,560	Autodesk, Inc.	4,732,992
5,505,300	Dell, Inc. *	195,988,680
300	Diebold, Inc.	14,400
206,300	Electronic Data Systems Corp.	4,621,120

6	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
1,256,800	EMC Corp. *	16,162,448
2,231,500	First Data Corp.	92,718,825
155,400	Harris Corp.	5,999,994
2,781,700	Hewlett-Packard Co.	77,219,992
5,539,100	Intel Corp.	142,465,652
370,800	Lexmark International, Inc. *	23,352,984
790,500	Lockheed Martin Corp.	49,200,720
367,700	Network Appliance, Inc. *	8,729,198
2,203,900	Oracle Corp. *	28,584,583
338,000	Rockwell Automation, Inc.	17,589,520
69,000	Rockwell Collins	3,320,970
1,263,700	Texas Instruments, Inc.	41,297,716
128,200	W.W. Grainger, Inc.	8,245,824
		761,010,826

	Transportation — 1.2%
789,695	Burlington Northern Santa Fe Corp.	41,869,629
26,600	C.H. Robinson Worldwide, Inc.	1,642,550
109,300	Expeditors International of Washington, Inc.	6,067,243
580,400	JB Hunt Transport Services, Inc.	10,487,828
91,100	Union Pacific Corp.	6,219,397
		66,286,647

	Utility — 10.9%
666,300	American Electric Power Co., Inc.	24,773,034
2,277,171	AT&T Corp.	44,814,725
2,238,800	BellSouth Corp.	58,858,052
533,900	Centerpoint Energy, Inc.	7,586,719
51,500	Consolidated Edison, Inc.	2,415,865
217,700	Constellation Energy Group, Inc.	12,789,875
114,200	DTE Energy Co.	5,226,934
563,900	Duke Energy Corp.	16,347,461
264,100	Edison International	11,892,423
729,800	El Paso Corp.	8,465,680
338,100	Entergy Corp.	25,327,071

See accompanying notes to the financial statements.	7

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Utility — continued
843,400	Exelon Corp.	45,450,826
65,600	FirstEnergy Corp.	3,347,568
521,000	FPL Group, Inc.	22,449,890
267,100	Kinder Morgan, Inc.	25,500,037
274,500	Nextel Partners, Inc. *	7,202,880
255,200	PG&E Corp.	9,575,104
27,700	Pinnacle West Capital Corp.	1,244,561
124,600	PPL Corp.	3,982,216
174,500	Progress Energy, Inc.	7,606,455
104,600	Public Service Enterprise Group, Inc.	6,751,930
4,972,182	SBC Communications, Inc.	119,730,143
96,500	Sempra Energy	4,325,130
635,700	Southern Co. (The)	21,868,080
800	TECO Energy, Inc.	13,928
3,991,522	Verizon Communications, Inc.	130,562,685
173,000	Xcel Energy, Inc.	3,328,520
		631,437,792

	TOTAL COMMON STOCKS (COST $5,335,817,291)	5,532,116,584

8	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 4.0%

	Repurchase Agreement(s) — 4.0%
228,956,373	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $228,972,273, an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 2/15/26, and a market value, including accrued interest of $233,535,501.	228,956,373

	TOTAL SHORT-TERM INVESTMENT(S) (COST $228,956,373)	228,956,373

	TOTAL INVESTMENTS — 99.5%
	(Cost $5,564,773,664)	5,761,072,957

	Other Assets and Liabilities (net) — 0.5%	29,279,565

	TOTAL NET ASSETS — 100.0%	$5,790,352,522

	Notes to Schedule of Investments:

	* Non-income producing security.

See accompanying notes to the financial statements.	9

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

553	S&P 500	September 2005	$168,858,550	$(902,813)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

10	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $5,564,773,664) (Note 2)	$ 5,761,072,957
Cash	5,575,500
Receivable for investments sold	77,422,643
Receivable for Fund shares sold	65,714,690
Dividends and interest receivable	11,563,338
Receivable for variation margin on open futures contracts (Note 2)	1,095,275
Receivable for expenses reimbursed by Manager (Note 3)	79,980

Total assets	5,922,524,383

Liabilities:
Payable for investments purchased	124,269,646
Payable for Fund shares repurchased	5,421,865
Payable to affiliate for (Note 3):
Management fee	1,600,399
Shareholder service fee	546,163
Administration fee - Class M	28,320
Trustees and chief compliance officer fees	8,379
Payable for 12b-1 fee - Class M	70,802
Accrued expenses	226,287

Total liabilities	132,171,861
Net assets	$5,790,352,522

Net assets consist of:
Paid-in capital	$5,500,979,974
Accumulated undistributed net investment income	16,042,226
Accumulated net realized gain	77,933,842
Net unrealized appreciation	195,396,480
$5,790,352,522

See accompanying notes to the financial statements.	11

GMO U.S. Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited) — (Continued)

Net assets attributable to:
Class II shares	$692,579,415
Class III shares	$1,955,917,082
Class IV shares	$813,990,058
Class VI shares	$2,162,989,941
Class M shares	$164,876,026

Shares outstanding:
Class II	48,727,526
Class III	137,337,417
Class IV	57,229,871
Class VI	152,095,853
Class M	11,596,320

Net asset value per share:
Class II	$14.21
Class III	$14.24
Class IV	$14.22
Class VI	$14.22
Class M	$14.22

12	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 59,117,390
Interest (including securities lending income of $463,781)	2,484,537

Total investment income	61,601,927

Expenses:
Management fee (Note 3)	8,963,326
Shareholder service fee (Note 3) - Class II	772,954
Shareholder service fee (Note 3) - Class III	1,377,018
Shareholder service fee (Note 3) - Class IV	411,153
Shareholder service fee (Note 3) - Class VI	534,181
12b-1 fee (Note 3) - Class M	209,982
Administration fee (Note 3) - Class M	167,985
Custodian, fund accounting agent and transfer agent fees	322,368
Audit and tax fees	28,428
Legal fees	56,304
Trustees fees and related expenses (Note 3)	76,708
Registration fees	26,036
Miscellaneous	66,004
Total expenses	13,012,447
Fees and expenses reimbursed by Manager (Note 3)	(463,312)
Net expenses	12,549,135

Net investment income (loss)	49,052,792

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	235,364,979
Closed futures contracts	(577,252)

Net realized gain (loss) on investments	234,787,727

Change in net unrealized appreciation (depreciation) on:
Investments	(243,121,634)
Open futures contracts	(3,085,533)

Net unrealized gain (loss)	(246,207,167)

Net realized and unrealized gain (loss)	(11,419,440)

Net increase (decrease) in net assets resulting from operations	$37,633,352

See accompanying notes to the financial statements.	13

GMO U.S. Core Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 49,052,792	$ 62,961,957
Net realized gain (loss)	234,787,727	283,977,706
Change in net unrealized appreciation (depreciation)	(246,207,167)	(18,491,670)
Net increase (decrease) in net assets from operations	37,633,352	328,447,993

Distributions to shareholders from:
Net investment income
Class II	(6,329,602)	(6,997,550)
Class III	(16,771,307)	(19,566,902)
Class IV	(7,197,820)	(10,706,945)
Class V	—	(6,305,647)
Class VI	(18,724,701)	(12,149,661)
Class M	(1,328,278)	(1,629,697)
Total distributions from net investment income	(50,351,708)	(57,356,402)

Net share transactions (Note 7):
Class II	5,929,407	102,119,316
Class III	218,964,987	134,256,887
Class IV	(42,490,377)	114,384,885
Class V	—	(468,952,049)
Class VI	412,923,929	1,129,769,693
Class M	(5,944,708)	19,795,237
Increase (decrease) in net assets resulting from net share transactions	589,383,238	1,031,373,969

Total increase (decrease) in net assets	576,664,882	1,302,465,560

Net assets:
Beginning of period	5,213,687,640	3,911,222,080
End of period (including accumulated undistributed net investment income of $16,042,226 and $17,341,142, respectively)	$5,790,352,522	$5,213,687,640

14	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.25		$13.51	$9.97	$12.89	$13.94	$16.62
Income (loss) from investment operations:
Net investment income (loss) †	0.12		0.19	0.15	0.14	0.17	0.20
Net realized and unrealized gain (loss)	(0.03)		0.72	3.54	(2.91)	(1.04)	0.03 (a)
Total from investment operations	0.09		0.91	3.69	(2.77)	(0.87)	0.23
Less distributions to shareholders:
From net investment income	(0.13)		(0.17)	(0.15)	(0.15)	(0.17)	(0.18)
From net realized gains	—		—	—	—	(0.01)	(2.73)
Total distributions	(0.13)		(0.17)	(0.15)	(0.15)	(0.18)	(2.91)
Net asset value, end of period	$14.21		$14.25	$13.51	$9.97	$12.89	$13.94
Total Return (b)	0.63	%**	6.84%	37.26%	(21.63)%	(6.29)%	0.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$692,579		$686,449	$552,424	$241,431	$176,456	$114,454
Net expenses to average daily net assets	0.55	%*	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income to average daily net assets	1.71	%*	1.39%	1.22%	1.30%	1.27%	1.21%
Portfolio turnover rate	29	%**	65%	57%	74%	69%	81%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.03%	0.03%	0.02%	0.02%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	15

GMO U.S. Core Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.28		$13.54	$9.98	$12.90	$13.95	$16.63
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.19	0.16	0.15	0.18	0.20
Net realized and unrealized gain (loss)	(0.04)		0.73	3.56	(2.92)	(1.05)	0.04 (a)
Total from investment operations	0.09		0.92	3.72	(2.77)	(0.87)	0.24
Less distributions to shareholders:
From net investment income	(0.13)		(0.18)	(0.16)	(0.15)	(0.17)	(0.19)
From net realized gains	—		—	—	—	(0.01)	(2.73)
Total distributions	(0.13)		(0.18)	(0.16)	(0.15)	(0.18)	(2.92)
Net asset value, end of period	$14.24		$14.28	$13.54	$9.98	$12.90	$13.95
Total Return (b)	0.66	%**	6.89%	37.50%	(21.59)%	(6.23)%	0.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,955,917		$1,739,392	$1,517,458	$1,141,725	$1,321,634	$1,532,124
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.78	%*	1.46%	1.32%	1.34%	1.33%	1.27%
Portfolio turnover rate	29	%**	65%	57%	74%	69%	81%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.03%	0.03%	0.02%	0.02%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

16	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.26		$13.52	$9.97	$12.89	$13.94	$16.62
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.20	0.16	0.16	0.18	0.21
Net realized and unrealized gain (loss)	(0.03)		0.73	3.55	(2.92)	(1.04)	0.04 (a)

Total from investment operations	0.10		0.93	3.71	(2.76)	(0.86)	0.25

Less distributions to shareholders:
From net investment income	(0.14)		(0.19)	(0.16)	(0.16)	(0.18)	(0.20)
From net realized gains	—		—	—	—	(0.01)	(2.73)

Total distributions	(0.14)		(0.19)	(0.16)	(0.16)	(0.19)	(2.93)
Net asset value, end of period	$14.22		$14.26	$13.52	$9.97	$12.89	$13.94
Total Return (b)	0.68	%**	6.96%	37.50%	(21.55)%	(6.20)%	0.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$813,990		$866,206	$709,525	$463,254	$744,813	$1,287,842
Net expenses to average daily net assets	0.44	%*	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income to average daily net assets	1.86	%*	1.49%	1.36%	1.39%	1.36%	1.31%
Portfolio turnover rate	29	%**	65%	57%	74%	69%	81%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.03%	0.03%	0.02%	0.02%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO U.S. Core Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class VI share outstanding throughout each period)

	Six Months Ended
	August 31, 2005	Year Ended February 28/29,
	(Unaudited)		2005	2004(a)
Net asset value, beginning of period	$14.26		$13.52	$ 11.54

Income (loss) from investment operations:
Net investment income (loss) †	0.13		0.21	0.10
Net realized and unrealized gain (loss)	(0.03)		0.72	2.01

Total from investment operations	0.10		0.93	2.11

Less distributions to shareholders:
From net investment income	(0.14)		(0.19)	(0.13)

Total distributions	(0.14)		(0.19)	(0.13)
Net asset value, end of period	$14.22		$14.26	$ 13.52
Total Return (b)	0.71	%**	7.01%	18.41	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,162,990		$1,750,325	$542,274
Net expenses to average daily net assets	0.39	%*	0.39%	0.39	%*
Net investment income to average daily net assets	1.87	%*	1.56%	1.17	%*
Portfolio turnover rate	29	%**	65%	57	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.03	%*

(a)	Period from June 30, 2003 (commencement of operations) through February 29, 2004.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2004.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO U.S. Core Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class M share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003(a)
Net asset value, beginning of period	$ 14.26		$ 13.52	$ 9.96	$ 12.89

Income (loss) from investment operations:
Net investment income (loss) †	0.11		0.16	0.12	0.11
Net realized and unrealized gain (loss)	(0.04)		0.72	3.57	(2.94)

Total from investment operations	0.07		0.88	3.69	(2.83)

Less distributions to shareholders:
From net investment income	(0.11)		(0.14)	(0.13)	(0.10)

Total distributions	(0.11)		(0.14)	(0.13)	(0.10)
Net asset value, end of period	$ 14.22		$ 14.26	$ 13.52	$ 9.96
Total Return (b)	0.51	%**	6.61%	37.23%	(22.03	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164,876		$171,316	$141,188	$60,242
Net expenses to average daily net assets	0.78	%*	0.78%	0.78%	0.78	%*
Net investment income to average daily net assets	1.49	%*	1.17%	0.98%	1.18	%*
Portfolio turnover rate	29	%**	65%	57%	74	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.03%	0.03	%*

(a)	Period from April 15, 2002 (commencement of operations) through February 28, 2003.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO U.S. Core Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in U.S. equity securities.  The Fund’s benchmark is the S&P 500 Index.

The Fund has five classes of shares outstanding:  Class II, Class III, Class IV, Class VI and Class M.  All investors of Class V were fully redeemed on February 11, 2005. Class M shares bear an administration fee and a 12b-1 fee (See Note 3).  The principal economic difference among the classes of shares is the level of fees borne by the classes.  Eligibility for and automatic conversion between the various classes of shares, excluding Class M, is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Fund’s prospectus.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon

20

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their

21

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. For the six months ended August 31, 2005, the gross compensation received and expenses paid were $1,259,546 and $795,765, respectively. As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

22

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $80,699,083 and $59,483,961 expiring in 2011 and 2012, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$5,581,650,204	$488,079,822	$(308,657,069)	$179,422,753

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, 0.105% for Class IV shares and 0.055% for Class VI shares.

23

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.  Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto.  This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO has entered into a binding agreement effective until at least October 31, 2005 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees (Class II, Class III, Class IV and Class VI only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $63,920 and $19,722, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $2,086,677,130 and $1,522,925,622, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

24

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

6.     Principal shareholder and related parties

As of August 31, 2005, 22.0% of the outstanding shares of the Fund’s shares was held by one shareholder.  Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by seven related parties comprised of certain GMO employee accounts, and 45.1% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class II:
Shares sold	4,170,901	$ 57,892,644	14,517,114	$196,443,065
Shares issued to shareholders in reinvestment of distributions	344,885	4,881,209	403,763	5,398,594
Shares repurchased	(3,948,455)	(56,844,446)	(7,644,780)	(99,722,343)
Net increase (decrease)	567,331	$ 5,929,407	7,276,097	$102,119,316

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	26,122,668	$ 367,809,057	36,783,539	$ 495,608,507
Shares issued to shareholders in reinvestment of distributions	1,018,247	14,440,260	1,206,667	16,146,675
Shares repurchased	(11,603,190)	(163,284,330)	(28,297,385)	(377,498,295)
Net increase (decrease)	15,537,725	$ 218,964,987	9,692,821	$ 134,256,887

25

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class IV:
Shares sold	11,211,296	$162,137,975	18,178,855	$246,916,299
Shares issued to shareholders in reinvestment of distributions	508,960	7,197,820	801,199	10,706,945
Shares repurchased	(15,224,674)	(211,826,172)	(10,730,981)	(143,238,359)
Net increase (decrease)	(3,504,418)	$(42,490,377)	8,249,073	$114,384,885

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class V:
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	472,290	6,305,647
Shares repurchased	—	—	(33,659,306)	(475,257,696)
Net increase (decrease)	—	$—	(33,187,016)	$(468,952,049)

26

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class VI:
Shares sold	30,546,297	$430,132,516	82,266,483	$1,125,139,100
Shares issued to shareholders in reinvestment of distributions	1,321,847	18,724,701	906,853	12,149,661
Shares repurchased	(2,510,908)	(35,933,288)	(558,401)	(7,519,068)
Net increase (decrease)	29,357,236	$412,923,929	82,614,935	$1,129,769,693

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class M:
Shares sold	211,659	$2,945,607	2,795,296	$36,318,375
Shares issued to shareholders in reinvestment of distributions	93,862	1,328,278	121,966	1,629,697
Shares repurchased	(724,910)	(10,218,593)	(1,347,005)	(18,152,835)
Net increase (decrease)	(419,389)	$(5,944,708)	1,570,257	$19,795,237

27

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.     Subsequent Event

On September 16, 2005, shareholders of the Fund holding 99.7% of the Fund’s then outstanding shares requested the redemption of their shares.  On the same day, the Fund transferred assets and liabilities (representing on a net basis 99.7% of the Fund’s net assets) to GMO U.S. Core Equity Fund in consideration for all of the outstanding shares of GMO U.S. Core Equity Fund, thereby allowing the Fund to honor the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Core Equity Fund.  The preceding events are hereafter referred to as the Redemption Transaction. The Fund continues to operate in a manner consistent with its operations prior to the Redemption Transaction.

The Redemption Transaction did not result in the recognition of gain or loss to the Fund for tax purposes.

It is expected that the Fund will be treated as being a partnership for tax purposes subsequent to the Redemption Transaction. It is possible, however, that in certain limited circumstances the Fund may elect to be treated as a regulated investment company.

On September 9, 2005, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock U.S. Core Fund in exchange for Class A shares of John Hancock U.S. Core Fund.  That transaction is subject to shareholder approval. A related filing is currently under review by the Securities and Exchange Commission.

28

GMO U.S. Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Core Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

29

GMO U.S. Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

30

GMO U.S. Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

31

GMO U.S. Core Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
210,267,296	206,916	5,932,978	6,765,916

32

GMO U.S. Core Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

33

GMO U.S. Core Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class II
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred *
1) Actual	0.55%	$1,000.00	$1,006.30	$2.78
2) Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

Class III
1) Actual	0.48%	$1,000.00	$1,006.60	$2.43
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

Class IV
1) Actual	0.44%	$1,000.00	$1,006.80	$2.23
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

Class VI
1) Actual	0.39%	$1,000.00	$1,007.10	$1.97
2) Hypothetical	0.39%	$1,000.00	$1,023.24	$1.99

Class M
1) Actual	0.78%	$1,000.00	$1,005.10	$3.94
2) Hypothetical	0.78%	$1,000.00	$1,021.27	$3.97

*  Expenses are calculated using each Class’s annualized expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO Growth Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Growth Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.2%
Short-Term Investment(s)	0.9
Rights And Warrants	0.0
Futures	0.0
Other Assets and Liabilities (net)	2.9
100.0%

Industry Sector Summary	% of Equity Investments
Health Care	25.6%
Technology	22.8
Retail Stores	16.8
Consumer Goods	7.3
Oil & Gas	7.3
Financial	5.8
Services	4.5
Utility	2.3
Machinery	1.9
Primary Process Industry	1.5
Construction	1.3
Automotive	1.0
Manufacturing	1.0
Transportation	0.9
100.0%

1

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.2%

	Automotive — 1.0%
92,100	Harley-Davidson, Inc.	4,536,846
12,200	Oshkosh Truck Corp.	489,342
21,400	Paccar, Inc.	1,499,712
		6,525,900

	Construction — 1.2%
36,400	D.R. Horton, Inc.	1,343,888
2,700	Fluor Corp.	167,157
8,500	Jacobs Engineering Group, Inc. *	530,400
15,900	Regency Centers Corp. REIT	927,447
9,900	Ryland Group, Inc.	716,364
28,600	St. Joe Co. (The)	2,151,006
41,600	Toll Brothers, Inc. *	1,998,880
		7,835,142

	Consumer Goods — 7.0%
465,684	Altria Group, Inc.	32,923,859
61,149	Bebe Stores, Inc.	1,438,224
12,700	Black & Decker Corp.	1,083,310
53,800	Coach, Inc. *	1,785,622
10,900	Columbia Sportswear Co. *	505,760
5,900	Fortune Brands, Inc.	513,182
27,600	Maytag Corp.	521,640
19,900	Mohawk Industries, Inc. *	1,699,062
17,500	Nike, Inc.-Class B	1,380,925
45,700	Procter & Gamble Co.	2,535,436
27,100	Tempur-Pedic International, Inc. *	435,497
		44,822,517

	Financial — 5.6%
132,300	Aflac, Inc.	5,718,006
19,000	AMBAC Financial Group, Inc.	1,303,020
17,000	American International Group, Inc.	1,006,400
2,900	AMERIGROUP Corp. *	99,064

2	See accompanying notes to the financial statements.

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
149,100	Charles Schwab Corp.	2,017,323
1,100	Chicago Mercantile Exchange	305,360
36,900	Eaton Vance Corp.	943,533
228,795	Fannie Mae	11,677,697
54,600	Franklin Resources, Inc.	4,392,024
10,400	Legg Mason, Inc.	1,087,112
20,300	Marsh & McLennan Cos., Inc.	569,415
190,500	MBNA Corp.	4,800,600
15,300	Radian Group, Inc.	783,054
10,300	WellChoice, Inc. *	732,330
		35,434,938

	Health Care — 24.6%
63,000	Abbott Laboratories	2,843,190
77,600	Aetna, Inc.	6,182,392
12,600	American Pharmaceutical Partners, Inc. *	579,348
29,200	AmerisourceBergen Corp.	2,180,364
8,900	Bard (C.R.), Inc.	572,537
41,000	Barr Pharmaceuticals, Inc. *	1,870,010
6,700	Bausch & Lomb, Inc.	507,793
141,700	Cardinal Health, Inc.	8,446,737
12,300	Caremark Rx, Inc. *	574,779
62,600	Express Scripts, Inc. *	3,622,036
17,100	Forest Laboratories, Inc. *	759,240
48,500	Genentech, Inc. *	4,556,090
70,000	HCA, Inc.	3,451,000
14,900	Hospira, Inc. *	593,616
602,364	Johnson & Johnson	38,183,854
70,300	Lincare Holdings, Inc. *	2,976,502
124,500	McKesson Corp.	5,810,415
49,100	Medco Health Solutions, Inc. *	2,419,157
17,000	Medtronic, Inc.	969,000
503,300	Merck & Co., Inc.	14,208,159
618,276	Pfizer, Inc.	15,747,490
38,200	Pharmaceutical Product Development, Inc. *	2,149,514
14,900	Triad Hospitals, Inc. *	717,286

See accompanying notes to the financial statements.	3

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Health Care — continued
594,100	UnitedHealth Group, Inc.	30,596,150
11,000	Universal Health Services, Inc.-Class B	562,210
10,900	WellPoint, Inc. *	809,325
74,900	Wyeth	3,429,671
23,800	Zimmer Holdings, Inc. *	1,955,646
		157,273,511

	Machinery — 1.8%
27,500	Baker Hughes, Inc.	1,615,625
94,100	Caterpillar, Inc.	5,221,609
11,300	Graco, Inc.	420,473
24,100	Grant Prideco, Inc. *	888,326
36,600	Halliburton Co.	2,268,102
9,100	Joy Global, Inc.	434,980
6,100	MSC Industrial Direct Co.-Class A	213,500
11,800	Smith International, Inc.	409,932
		11,472,547

	Manufacturing — 1.0%
8,000	American Standard Cos., Inc.	364,800
87,700	Crown Holdings, Inc. *	1,481,253
110,200	General Electric Co.	3,703,822
6,000	Mine Safety Appliances Co.	236,400
4,200	Precision Castparts Corp.	406,056
		6,192,331

	Oil & Gas — 7.0%
25,300	Burlington Resources, Inc.	1,866,887
105,900	EOG Resources, Inc.	6,759,597
541,800	Exxon Mobil Corp.	32,453,820
17,400	Murphy Oil Corp.	950,910
38,100	Patterson-UTI Energy, Inc.	1,296,162
61,900	Pride International, Inc. *	1,566,070
		44,893,446

4	See accompanying notes to the financial statements.

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Primary Process Industry — 1.4%
194,300	Dow Chemical Co.	8,393,760
9,400	Eastman Chemical Co.	450,918
11,400	Georgia Gulf Corp.	318,060
		9,162,738

	Retail Stores — 16.2%
23,800	7-Eleven, Inc. *	674,492
14,000	Abercrombie & Fitch Co.-Class A	778,540
1,386	ACCO Brands Corp. *	36,174
16,600	Advance Auto Parts *	1,011,438
146,500	American Eagle Outfitters, Inc.	4,194,295
7,400	Autozone, Inc. *	699,300
123,800	Bed Bath & Beyond, Inc. *	5,020,090
21,500	Chico’s FAS, Inc. *	746,265
30,200	CVS Corp.	886,974
98,400	Dollar General Corp.	1,875,504
69,600	Dollar Tree Stores, Inc. *	1,584,792
24,400	Family Dollar Stores, Inc.	485,072
707,400	Home Depot, Inc.	28,522,368
263,234	Lowe’s Cos., Inc.	16,928,578
57,900	Michaels Stores, Inc.	2,101,770
42,200	Nordstrom, Inc.	1,417,076
17,200	O’Reilly Automotive, Inc. *	474,204
59,000	Rent-A-Center, Inc. *	1,191,800
103,600	Target Corp.	5,568,500
130,960	TJX Cos., Inc.	2,738,374
21,600	Urban Outfitters, Inc. *	1,202,256
207,300	Walgreen Co.	9,604,209
342,700	Wal-Mart Stores, Inc.	15,407,792
1,300	Weis Markets, Inc.	49,036
		103,198,899

See accompanying notes to the financial statements.	5

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Services — 4.4%
9,500	Boyd Gaming Corp.	442,035
25,400	Brinker International, Inc. *	943,610
43,200	Cablevision Systems Corp.-Class A *	1,347,840
15,700	Copart, Inc. *	387,633
80,200	Darden Restaurants, Inc.	2,519,082
13,500	Getty Images, Inc. *	1,155,465
88,200	Marriott International, Inc.-Class A	5,575,122
28,800	McGraw-Hill Cos., Inc.	1,388,736
101,800	MGM Mirage *	4,302,068
19,800	Moody’s Corp.	972,378
21,900	Outback Steakhouse, Inc.	911,259
17,800	Panera Bread Co.-Class A *	992,172
5,900	Regis Corp.	241,605
10,400	Robert Half International, Inc.	350,272
29,100	Sonic Corp. *	890,169
28,400	Starbucks Corp. *	1,392,736
31,700	Starwood Hotels & Resorts Worldwide, Inc.	1,848,110
13,800	Wendy’s International, Inc.	650,532
33,000	Yum! Brands, Inc.	1,563,540
		27,874,364

	Technology — 21.9%
142,500	Adobe Systems, Inc.	3,853,200
28,200	Affiliated Computer Services, Inc.-Class A *	1,464,990
38,100	American Power Conversion Corp.	997,077
17,400	Amphenol Corp.-Class A	737,934
93,700	Apple Computer, Inc. *	4,397,341
45,404	Autodesk, Inc.	1,961,453
21,600	CNET Networks, Inc. *	289,008
10,200	Cognizant Technology Solutions Corp. *	464,406
51,500	Corning, Inc. *	1,027,940
29,500	Cree, Inc. *	756,380
791,000	Dell, Inc. *	28,159,600
99,000	EMC Corp. *	1,273,140
11,700	F5 Networks, Inc. *	483,093
204,500	First Data Corp.	8,496,975
41,900	Fiserv, Inc. *	1,880,053

6	See accompanying notes to the financial statements.

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
7,900	Global Payments, Inc.	519,662
11,700	Google, Inc.-Class A *	3,346,200
48,300	Harris Corp.	1,864,863
1,286,508	Intel Corp.	33,088,986
51,200	International Business Machines Corp.	4,127,744
18,900	International Rectifier Corp. *	909,090
14,200	Lexmark International, Inc. *	894,316
116,100	Lockheed Martin Corp.	7,226,064
49,100	LSI Logic Corp. *	473,324
76,900	Microsoft Corp.	2,107,060
140,900	Motorola, Inc.	3,082,892
47,200	NCR Corp. *	1,615,184
49,200	Network Appliance, Inc. *	1,168,008
232,900	Oracle Corp. *	3,020,713
14,700	Paychex, Inc.	501,711
2,200	ProcureNet, Inc. * (a)	528
40,200	QLogic Corp. *	1,389,312
55,500	Rockwell Automation, Inc.	2,888,220
29,000	Rockwell Collins	1,395,770
39,900	Symantec Corp. *	837,102
216,500	Texas Instruments, Inc.	7,075,220
23,300	Total System Services, Inc.	546,385
12,800	W.W. Grainger, Inc.	823,296
171,800	Western Digital Corp. *	2,379,430
69,700	Yahoo!, Inc. *	2,323,798
		139,847,468

	Transportation — 0.9%
75,600	AMR Corp. *	951,804
13,900	C.H. Robinson Worldwide, Inc.	858,325
9,600	CNF, Inc.	484,512
12,600	Expeditors International of Washington, Inc.	699,426
8,200	FedEx Corp.	667,808
41,600	JB Hunt Transport Services, Inc.	751,712
27,300	Landstar System, Inc. *	991,536
		5,405,123

See accompanying notes to the financial statements.	7

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Utility — 2.2%
76,300	Exelon Corp.	4,111,807
47,600	Kinder Morgan, Inc.	4,544,372
116,800	Nextel Partners, Inc.-Class A *	3,064,832
23,500	NII Holdings, Inc.-Class B *	1,791,170
4,600	TXU Corp.	446,292
		13,958,473

	TOTAL COMMON STOCKS (COST $579,727,885)	613,897,397

	RIGHTS AND WARRANTS — 0.0%

	Utility — 0.0%
3,193	Lucent Technologies, Inc. Warrants, Expires 12/10/2007 *	2,650

	TOTAL RIGHTS AND WARRANTS (COST $0)	2,650

8	See accompanying notes to the financial statements.

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 0.9%

	Repurchase Agreement(s) — 0.9%
5,954,948	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $5,955,362 and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 2/15/26, and market value, including accrued interest of $6,074,048.	5,954,948

	TOTAL SHORT-TERM INVESTMENT(S) (COST $5,954,948)	5,954,948

	TOTAL INVESTMENTS — 97.1%
	(Cost $585,682,833)	619,854,995

	Other Assets and Liabilities (net) — 2.9%	18,606,446

	TOTAL NET ASSETS — 100.0%	$638,461,441

	Notes to Schedule of Investments:

	REIT - Real Estate Investment Trust
	* Non-income producing security.
	(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See accompanying notes to the financial statements.	9

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

47	S&P 500	September 2005	$14,351,450	$127,398

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

10	See accompanying notes to the financial statements.

GMO Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $585,682,833) (Note 2)	$619,854,995
Receivable for investments sold	20,303,264
Receivable for Fund shares sold	218,081
Dividends and interest receivable	1,101,471
Receivable for variation margin on open futures contracts (Note 2)	142,246
Receivable for collateral on open futures contracts (Note 2)	456,750
Receivable for expenses reimbursed by Manager (Note 3)	17,360

Total assets	642,094,167

Liabilities:
Payable for investments purchased	2,812,289
Payable for Fund shares repurchased	429,818
Payable to affiliate for (Note 3):
Management fee	180,646
Shareholder service fee	47,786
Administration fee - Class M	45,768
Trustees and chief compliance officer fees	1,373
Payable for 12b-1 fee - Class M	115,046

Total liabilities	3,632,726
Net assets	$638,461,441

Net assets consist of:
Paid-in capital	$628,741,712
Accumulated undistributed net investment income	774,196
Accumulated net realized loss	(25,354,027)
Net unrealized appreciation	34,299,560
$638,461,441

Net assets attributable to:
Class III shares	$371,678,472
Class M shares	$266,782,969

Shares outstanding:
Class III	20,774,203
Class M	14,971,020

Net asset value per share:
Class III	$ 17.89
Class M	$ 17.82

See accompanying notes to the financial statements.	11

GMO Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$4,216,324
Interest (including securities lending income of $7,390)	172,294

Total investment income	4,388,618

Expenses:
Management fee (Note 3)	1,059,591
Shareholder service fee (Note 3) - Class III	279,341
12b-1 fee (Note 3) - Class M	337,152
Administration fee (Note 3) - Class M	269,722
Custodian, fund accounting agent and transfer agent fees	69,184
Audit and tax fees	21,712
Legal fees	7,268
Trustees fees and related expenses (Note 3)	9,331
Registration fees	10,580
Miscellaneous	7,952
Total expenses	2,071,833
Fees and expenses reimbursed by Manager (Note 3)	(112,700)
Net expenses	1,959,133

Net investment income (loss)	2,429,485

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	12,451,701
Closed futures contracts	(448,511)

Net realized gain (loss) on investments	12,003,190

Change in net unrealized appreciation (depreciation) on:
Investments	(9,224,261)
Open futures contracts	107,952

Net unrealized gain (loss)	(9,116,309)

Net realized and unrealized gain (loss)	2,886,881

Net increase (decrease) in net assets resulting from operations	$5,316,366

12	See accompanying notes to the financial statements.

GMO Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 2,429,485	$ 5,039,869
Net realized gain (loss)	12,003,190	30,516,511
Change in net unrealized appreciation (depreciation)	(9,116,309)	(28,233,791)
Net increase (decrease) in net assets from operations	5,316,366	7,322,589

Distributions to shareholders from:
Net investment income
Class III	(1,489,821)	(2,825,613)
Class M	(664,971)	(1,683,303)
Total distributions from net investment income	(2,154,792)	(4,508,916)
Net realized gains
Class III	(9,420,260)	(14,537,957)
Class M	(6,767,167)	(11,915,590)
Total distributions from net realized gains	(16,187,427)	(26,453,547)

	(18,342,219)	(30,962,463)
Net share transactions (Note 7):
Class III	21,544,926	(65,413,408)
Class M	3,216,052	78,714,651
Increase (decrease) in net assets resulting from net share transactions	24,760,978	13,301,243

Total increase (decrease) in net assets	11,735,125	(10,338,631)

Net assets:
Beginning of period	626,726,316	637,064,947
End of period (including accumulated undistributed net investment income of $774,196 and $499,503, respectively)	$638,461,441	$626,726,316

See accompanying notes to the financial statements.	13

GMO Growth Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004	2003	2002	2001(a)
Net asset value, beginning of period	$ 18.26		$ 19.03		$ 14.29	$ 18.23	$ 21.19	$ 54.45

Income (loss) from investment operations:
Net investment income (loss)	0.08	†	0.16	†	0.10	0.10	0.10	0.14
Net realized and unrealized gain (loss)	0.08		(0.02	)(b)	5.14	(3.94)	(2.97)	(10.78)

Total from investment operations	0.16		0.14		5.24	(3.84)	(2.87)	(10.64)

Less distributions to shareholders:
From net investment income	(0.07)		(0.14)		(0.14)	(0.10)	(0.09)	(0.15)
From net realized gains	(0.46)		(0.77)		(0.36)	—	—	(22.47)

Total distributions	(0.53)		(0.91)		(0.50)	(0.10)	(0.09)	(22.62)
Net asset value, end of period	$ 17.89		$ 18.26		$ 19.03	$ 14.29	$ 18.23	$ 21.19
Total Return (c)	0.88	%**	0.94%		36.93%	(21.13)%	(13.57)%	(25.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$371,678		$357,499		$437,200	$302,051	$116,306	$114,988
Net expenses to average daily net assets	0.48	%*	0.48%		0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	0.88	%*	0.89%		0.62%	0.72%	0.54%	0.27%
Portfolio turnover rate	49	%**	136%		97%	72%	101%	111%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%		0.05%	0.09%	0.07%	0.07%

(a)	Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

14	See accompanying notes to the financial statements.

GMO Growth Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004	2003(a)
Net asset value, beginning of period	$ 18.19		$ 18.97		$ 14.25	$ 15.27

Income (loss) from investment operations:
Net investment income (loss)	0.05	†	0.11	†	0.09	0.04
Net realized and unrealized gain (loss)	0.09		(0.02	)(b)	5.09	(1.01)

Total from investment operations	0.14		0.09		5.18	(0.97)

Less distributions to shareholders:
From net investment income	(0.05)		(0.10)		(0.10)	(0.05)
From net realized gains	(0.46)		(0.77)		(0.36)	—

Total distributions	(0.51)		(0.87)		(0.46)	(0.05)
Net asset value, end of period	$ 17.82		$ 18.19		$ 18.97	$ 14.25
Total Return (c)	0.72	%**	0.65%		36.58%	(6.31	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$266,783		$269,227		$199,865	$20,306
Net expenses to average daily net assets	0.78	%*	0.78%		0.78%	0.78	%*
Net investment income to average daily net assets	0.58	%*	0.61%		0.29%	0.51	%*
Portfolio turnover rate	49	%**	136%		97%	72	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%		0.05%	0.09	%*

(a)	Period from September 11, 2002 (commencement of operations) through February 28, 2003.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	15

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO Growth Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks long-term growth of capital.  The Fund’s benchmark is the Russell 1000 Growth Index.

Throughout the six months ended August 31, 2005, the Fund had two classes of shares outstanding: Class III and Class M.  Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the level of fees borne by the classes.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund

16

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.

As of August 31, 2005, the Fund did not hold any swap agreements.

17

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $295,988 and $288,598, respectively.  As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

18

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $20,637,182, $9,328,913, and $782,016 expiring in 2010, 2011, and 2012, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$593,454,732	$44,014,981	$(17,614,718)	$26,400,263

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.  Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate

19

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto.  This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO has entered into a binding agreement effective until at least October 31, 2005 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $7,767 and $2,418, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $303,209,969 and $303,111,731, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholders and related parties

As of August 31, 2005, 36.7% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by one related party comprised of a GMO employee account, and 5.1% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

20

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:

Shares sold	1,616,099	$ 29,273,321	6,639,226	$ 115,355,190
Shares issued to shareholders in reinvestment of distributions	602,739	10,902,747	984,564	17,331,567
Shares repurchased	(1,023,915)	(18,631,142)	(11,020,441)	(198,100,165)
Net increase (decrease)	1,194,923	$ 21,544,926	(3,396,651)	$ (65,413,408)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class M:
Shares sold	1,637,830	$ 29,499,362	10,764,615	$ 194,255,380
Shares issued to shareholders in reinvestment of distributions	412,318	7,432,137	775,516	13,598,893
Shares repurchased	(1,881,831)	(33,715,447)	(7,273,865)	(129,139,622)
Net increase	168,317	$ 3,216,052	4,266,266	$ 78,714,651

8.     Subsequent Event

On September 16, 2005, shareholders of the Fund holding 97.7% of the Fund’s then outstanding shares requested the redemption of their shares.  On the same day, the Fund transferred assets and liabilities (representing on a net basis 97.7% of the Fund’s net assets) to GMO U.S. Growth Fund in consideration for all of the outstanding shares of GMO U.S. Growth Fund, thereby allowing the Fund to honor the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Growth Fund.  The preceding events are hereafter referred to as the Redemption Transaction. The Fund continues to operate in a manner consistent with its operations prior to the Redemption Transaction.

The Redemption Transaction did not result in the recognition of gain or loss to the Fund for tax purposes.

21

GMO Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

It is expected that the Fund will be treated as being a partnership for tax purposes subsequent to the Redemption Transaction.

On September 9, 2005, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock Growth Fund in exchange for Class A shares of John Hancock Growth Fund.  That transaction is subject to shareholder approval. A related filing is currently under review by the Securities and Exchange Commission.

22

GMO Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Growth Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

23

GMO Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

24

GMO Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

25

GMO Growth Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
17,738,443	144,394	4,072,666	6,356,950

26

GMO Growth Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

27

GMO Growth Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred *

Class III
1) Actual	0.48%	$1,000.00	$1,008.80	$2.43
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

Class M
1) Actual	0.78%	$1,000.00	$1,007.20	$3.95
2) Hypothetical	0.78%	$1,000.00	$1,021.27	$3.97

*      Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

28

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.1
Short-Term Investment(s)	3.1
Rights And Warrants	0.0
Futures	0.0
Other Assets and Liabilities (net)	0.8
100.0%

Industry Sector Summary	% of Equity Investments
Financial	26.9%
Utility	14.8
Health Care	12.9
Retail Stores	9.1
Oil & Gas	7.6
Consumer Goods	7.0
Technology	6.7
Construction	4.8
Automotive	4.0
Services	2.3
Manufacturing	1.5
Food & Beverage	1.0
Primary Process Industry	0.6
Transportation	0.6
Machinery	0.2
100.0%

1

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Automotive — 3.9%
3,800	American Axle & Manufacturing Holdings, Inc.	98,648
5,800	ArvinMeritor, Inc.	107,590
7,000	Dana Corp.	94,220
102,054	Ford Motor Co.	1,017,478
40,682	General Motors Corp.	1,390,918
900	Genuine Parts Co.	41,238
2,100	Goodyear Tire & Rubber Co. (The) *	35,280
10,400	Harley-Davidson, Inc.	512,304
8,200	Johnson Controls, Inc.	491,836
11,800	Lear Corp.	444,860
1,200	Paccar, Inc.	84,096
		4,318,468

	Construction — 4.6%
12,500	Annaly Mortgage Management, Inc. REIT	190,000
2,000	Apartment Investment & Management Co.	79,800
2,800	Archstone-Smith Trust REIT	112,840
1,700	AvalonBay Communities, Inc. REIT	142,868
5,700	Beazer Homes USA, Inc.	355,908
1,300	CBL & Associates Properties, Inc. REIT	55,146
3,700	Centex Corp.	250,675
13,933	D.R. Horton, Inc.	514,406
8,000	Equity Office Properties Trust REIT	266,400
3,700	Equity Residential REIT	139,749
1,200	Fluor Corp.	74,292
1,300	iStar Financial, Inc. REIT	53,911
1,500	Jacobs Engineering Group, Inc. *	93,600
7,000	KB Home	519,120
2,100	Lafarge North America, Inc.	144,795
4,500	Lennar Corp.-Class A	279,450
1,600	Martin Marietta Materials, Inc.	115,712
3,731	MDC Holdings, Inc.	284,974

2	See accompanying notes to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Construction — continued
300	Plum Creek Timber Co., Inc. REIT	11,025
5,600	Pulte Homes, Inc.	482,720
1,400	Regency Centers Corp. REIT	81,662
6,600	Ryland Group, Inc.	477,576
7,000	Standard-Pacific Corp.	307,510
2,400	Toll Brothers, Inc. *	115,320
		5,149,459

	Consumer Goods — 6.7%
62,300	Altria Group, Inc.	4,404,610
1,500	Columbia Sportswear Co. *	69,600
25,000	Eastman Kodak Co.	609,250
15,700	Jones Apparel Group, Inc.	442,426
10,900	Liz Claiborne, Inc.	447,227
9,900	Maytag Corp.	187,110
8,500	Mohawk Industries, Inc. *	725,730
7,900	Whirlpool Corp.	600,795
		7,486,748

	Financial — 25.9%
25,200	Aflac, Inc.	1,089,144
1,100	AG Edwards, Inc.	49,731
200	Allmerica Financial Corp. *	8,142
10,900	AMBAC Financial Group, Inc.	747,522
4,100	American Financial Group, Inc.	137,473
4,000	American International Group, Inc.	236,800
2,000	AmeriCredit Corp. *	49,880
4,900	AmerUs Group Co.	271,068
4,600	AmSouth Bancorp	121,072
10,200	AON Corp.	305,184
2,000	Associated Banc Corp.	65,080
5,600	Astoria Financial Corp.	156,408
55,272	Bank of America Corp.	2,378,354
18,700	BB&T Corp.	758,659

See accompanying notes to the financial statements.	3

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
2,080	Bear Stearns Cos. (The), Inc.	209,040
2,400	Chubb Corp.	208,704
29,900	Citigroup, Inc.	1,308,723
12,100	Comerica, Inc.	731,929
700	Commerce Group, Inc.	40,824
800	Compass Bancshares, Inc.	37,448
2,500	Countrywide Financial Corp.	84,475
300	Downey Financial Corp.	19,014
800	Erie Indemnity Co.-Class A	41,712
42,300	Fannie Mae	2,158,992
17,037	Fidelity National Financial, Inc.	666,487
13,200	First American Corp.	549,252
7,600	First Horizon National Corp.	297,008
7,900	Flagstar Bancorp, Inc.	136,275
3,500	Franklin Resources, Inc.	281,540
13,800	Freddie Mac	833,244
400	GATX Corp.	16,212
1,200	Goldman Sachs Group, Inc.	133,416
800	Greater Bay Bancorp	20,160
2,800	Hartford Financial Services Group, Inc.	204,540
4,200	Jefferson Pilot Corp.	208,866
38,980	JPMorgan Chase & Co.	1,321,032
6,100	KeyCorp	202,032
3,000	Lehman Brothers Holdings, Inc.	316,980
8,700	Lincoln National Corp.	431,433
9,900	Loews Corp.	868,131
86,500	MBNA Corp.	2,179,800
8,600	MGIC Investment Corp.	536,898
4,800	Morgan Stanley	244,176
37,872	National City Corp.	1,387,251
4,200	Nationwide Financial Services, Inc.-Class A	161,952
14,700	Old Republic International Corp.	369,999
5,550	People’s Bank	163,669
6,700	PMI Group (The), Inc.	271,082

4	See accompanying notes to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
3,900	PNC Financial Services Group, Inc.	219,297
2,500	Protective Life Corp.	102,575
12,000	Providian Financial Corp. *	223,200
8,400	Radian Group, Inc.	429,912
5,701	Regions Financial Corp.	186,537
700	StanCorp Financial Group, Inc.	56,595
500	Student Loan Corp.	113,000
2,500	Suntrust Banks, Inc.	175,700
13,500	Torchmark Corp.	711,990
1,300	Trustmark Corp.	35,828
48,900	UnumProvident Corp.	944,748
3,000	US Bancorp	87,660
2,900	Wachovia Corp.	143,898
2,750	Washington Federal, Inc.	64,433
53,100	Washington Mutual, Inc.	2,207,898
2,300	Webster Financial Corp.	105,616
400	WellChoice, Inc. *	28,440
1,000	Zions Bancorporation	69,860
		28,924,000

	Food & Beverage — 0.9%
1,600	Corn Products International, Inc.	36,032
19,700	Sara Lee Corp.	374,300
34,924	Tyson Foods, Inc.-Class A	620,949
		1,031,281

	Health Care — 12.4%
5,800	Aetna, Inc.	462,086
9,400	AmerisourceBergen Corp.	701,898
22,800	Bristol-Myers Squibb Co.	557,916
10,200	Cigna Corp.	1,176,264
5,000	Express Scripts, Inc. *	289,300
9,800	Health Net, Inc. *	451,878
2,000	Humana, Inc. *	96,320

See accompanying notes to the financial statements.	5

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Health Care — continued
6,500	King Pharmaceuticals, Inc. *	95,550
4,700	Lincare Holdings, Inc. *	198,998
23,700	McKesson Corp.	1,106,079
3,900	Medco Health Solutions, Inc. *	192,153
86,500	Merck & Co., Inc.	2,441,895
128,200	Pfizer, Inc.	3,265,254
10,500	Tenet Healthcare Corp. *	127,890
53,500	UnitedHealth Group, Inc.	2,755,250
		13,918,731

	Machinery — 0.2%
4,600	Caterpillar, Inc.	255,254

	Manufacturing — 1.4%
22,100	General Electric Co.	742,781
7,000	Owens-IIlinois, Inc. *	180,600
1,000	Sonoco Products Co.	28,430
5,700	SPX Corp.	259,578
3,400	Textron, Inc.	242,420
2,400	United Technologies Corp.	120,000
		1,573,809

	Oil & Gas — 7.3%
900	Amerada Hess Corp.	114,390
1,500	Anadarko Petroleum Corp.	136,305
1,700	Apache Corp.	121,754
7,400	Burlington Resources, Inc.	546,046
7,277	Chevron Corp.	446,808
10,818	ConocoPhillips	713,339
4,700	EOG Resources, Inc.	300,001
58,600	Exxon Mobil Corp.	3,510,140
3,500	Helmerich & Payne, Inc.	207,970
3,400	Marathon Oil Corp.	218,654
3,400	Murphy Oil Corp.	185,810

6	See accompanying notes to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued
8,000	Occidental Petroleum Corp.	664,240
2,500	Pride International, Inc. *	63,250
2,200	Tesoro Corp.	127,160
7,500	Valero Energy Corp.	798,750
		8,154,617

	Primary Process Industry — 0.6%
2,800	Air Products & Chemicals, Inc.	155,120
7,700	Dow Chemical Co.	332,640
900	Nucor Corp.	50,832
2,000	PPG Industries, Inc.	125,960
		664,552

	Retail Stores — 8.8%
16,400	Albertson’s, Inc.	330,132
6,800	Bed Bath & Beyond, Inc. *	275,740
7,500	Dollar Tree Stores, Inc. *	170,775
82,800	Home Depot, Inc.	3,338,496
11,500	Kroger Co. *	227,010
25,200	Lowe’s Cos., Inc.	1,620,612
7,800	Rent-A-Center, Inc. *	157,560
39,300	Safeway, Inc.	932,589
11,200	Supervalu, Inc.	389,760
11,600	TJX Cos., Inc.	242,556
9,100	Walgreen Co.	421,603
37,600	Wal-Mart Stores, Inc.	1,690,496
		9,797,329

	Services — 2.2%
9,350	Applebee’s International, Inc.	206,729
9,400	Brinker International, Inc. *	349,210
1,500	CBRL Group, Inc.	54,240
2,700	Darden Restaurants, Inc.	84,807
6,100	Gannett Co., Inc.	443,592

See accompanying notes to the financial statements.	7

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Services — continued
2,600	Marriott International, Inc.-Class A	164,346
6,900	McDonald’s Corp.	223,905
2,700	MGM Mirage *	114,102
2,100	Omnicom Group	168,924
7,700	Outback Steakhouse, Inc.	320,397
2,000	Regis Corp.	81,900
3,100	Sabre Holdings Corp.	59,458
2,500	Starwood Hotels & Resorts Worldwide, Inc.	145,750
2,000	Wendy’s International, Inc.	94,280
		2,511,640

	Technology — 6.5%
2,700	Affiliated Computer Services, Inc.-Class A *	140,265
2,100	American Power Conversion Corp.	54,957
400	Arrow Electronics, Inc. *	11,928
79,200	Dell, Inc. *	2,819,520
6,100	Electronic Data Systems Corp.	136,640
19,100	EMC Corp. *	245,626
34,100	First Data Corp.	1,416,855
1,300	Goodrich Corp.	59,566
3,600	Harris Corp.	138,996
30,987	Hewlett-Packard Co.	860,199
400	IKON Office Solutions, Inc.	4,036
17,000	Ingram Micro, Inc.-Class A *	297,670
2,400	Lexmark International, Inc. *	151,152
6,300	Lockheed Martin Corp.	392,112
600	NCR Corp. *	20,532
200	Raytheon Co.	7,844
3,300	Rockwell Automation, Inc.	171,732
7,900	Tech Data Corp. *	289,219
500	W.W. Grainger, Inc.	32,160
		7,251,009

8	See accompanying notes to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Transportation — 0.5%
6,700	Burlington Northern Santa Fe Corp.	355,234
700	CNF, Inc.	35,329
3,200	Union Pacific Corp.	218,464
		609,027

	Utility — 14.2%
2,300	Alliant Energy Corp.	69,115
200	Ameren Corp.	10,986
22,200	American Electric Power Co., Inc.	825,396
76,491	AT&T Corp.	1,505,343
59,400	BellSouth Corp.	1,561,626
11,600	Centerpoint Energy, Inc.	164,836
4,900	CMS Energy Corp. *	78,890
3,400	Consolidated Edison, Inc.	159,494
3,600	Constellation Energy Group, Inc.	211,500
6,700	DTE Energy Co.	306,659
18,300	Duke Energy Corp.	530,517
2,300	Duquesne Light Holdings, Inc.	41,745
5,800	Edison International	261,174
51,100	El Paso Corp.	592,760
5,200	Entergy Corp.	389,532
13,700	Exelon Corp.	738,293
3,000	FirstEnergy Corp.	153,090
7,500	FPL Group, Inc.	323,175
1,700	Great Plains Energy, Inc.	52,853
2,500	Kinder Morgan, Inc.	238,675
2,500	NiSource, Inc.	60,350
3,000	PG&E Corp.	112,560
400	Pinnacle West Capital Corp.	17,972
4,400	PPL Corp.	140,624
9,300	Progress Energy, Inc.	405,387
4,600	Public Service Enterprise Group, Inc.	296,930
3,300	Puget Energy, Inc.	75,141
115,853	SBC Communications, Inc.	2,789,740

See accompanying notes to the financial statements.	9

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Utility — continued
4,400	Sempra Energy	197,208
8,100	Southern Co. (The)	278,640
7,500	TECO Energy, Inc.	130,575
94,052	Verizon Communications, Inc.	3,076,441
5,000	Xcel Energy, Inc.	96,200
		15,893,427

	TOTAL COMMON STOCKS (COST $100,436,543)	107,539,351

	RIGHTS AND WARRANTS — 0.0%

Technology — 0.0%

800	Seagate Technology, Inc. Rights *(a)	8

	TOTAL RIGHTS AND WARRANTS (COST $0)	8

10	See accompanying notes to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 3.1%

	Repurchase Agreement(s) — 3.1%
3,440,251	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $3,440,490 and an effective yield of 2.50%, collateralized by U.S. Treasury Bonds with a rate of 6.00%, maturity date of 2/15/26 and a market value, including accrued interest, of $3,509,057.	3,440,251

	TOTAL SHORT-TERM INVESTMENT(S) (COST $3,440,251)	3,440,251

	TOTAL INVESTMENTS — 99.2%
	(Cost $103,876,794)	110,979,610

	Other Assets and Liabilities (net) — 0.8%	856,914

	TOTAL NET ASSETS — 100.0%	$111,836,524

	Notes to Schedule of Investments:

	REIT - Real Estate Investment Trust
	* Non-income producing security.
	(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

See accompanying notes to the financial statements.	11

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

Number of			Contract	Net Unrealized Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

8	S&P 500	September 2005	$2,442,800	$(8,345)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

12	See accompanying notes to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $103,876,794) (Note 2)	$110,979,610
Receivable for investments sold	1,103,355
Dividends and interest receivable	234,725
Receivable for variation margin on open futures contracts (Note 2)	24,623
Receivable for collateral on open futures contracts (Note 2)	94,500
Receivable for expenses reimbursed by Manager (Note 3)	7,657

Total assets	112,444,470

Liabilities:
Payable for investments purchased	523,743
Payable to affiliate for (Note 3):
Management fee	31,428
Shareholder service fee	14,286
Trustees and Chief Compliance Officer fees	192
Accrued expenses	38,297

Total liabilities	607,946
Net assets	$111,836,524

Net assets consist of:
Paid-in capital	$ 98,896,461
Accumulated undistributed net investment income	395,597
Accumulated net realized gain	5,449,995
Net unrealized appreciation	7,094,471
$111,836,524

Net assets attributable to:
Class III shares	$111,836,524

Shares outstanding:
Class III	9,773,225

Net asset value per share:
Class III	$ 11.44

See accompanying notes to the financial statements.	13

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$1,465,909
Interest (including securities lending income of $16,831)	46,476

Total investment income	1,512,385

Expenses:
Management fee (Note 3)	184,539
Shareholder service fee (Note 3) - Class III	83,881
Custodian, fund accounting agent and transfer agent fees	21,804
Audit and tax fees	21,344
Legal fees	1,196
Trustees fees and related expenses (Note 3)	1,583
Registration fees	1,656
Miscellaneous	1,353
Total expenses	317,356
Fees and expenses reimbursed by Manager (Note 3)	(46,644)
Net expenses	270,712

Net investment income (loss)	1,241,673

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	6,137,547
Closed futures contracts	(20,114)

Net realized gain (loss)	6,117,433

Change in net unrealized appreciation (depreciation) on:
Investments	(4,808,331)
Open futures contracts	(8,345)

Net unrealized gain (loss)	(4,816,676)

Net realized and unrealized gain (loss)	1,300,757

Net increase (decrease) in net assets resulting from operations	$2,542,430

14	See accompanying notes to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 1,241,673	$ 1,620,898
Net realized gain (loss)	6,117,433	8,556,173
Change in net unrealized appreciation (depreciation)	(4,816,676)	439,044

Net increase (decrease) in net assets from operations	2,542,430	10,616,115

Distributions to shareholders from:
Net investment income
Class III	(1,142,774)	(1,499,897)
Net realized gains
Class III	(3,921,689)	(4,765,958)

	(5,064,463)	(6,265,855)
Net share transactions (Note 7):
Class III	1,947,397	36,129,973

Total increase (decrease) in net assets	(574,636)	40,480,233

Net assets:
Beginning of period	112,411,160	71,930,927
End of period (including accumulated undistributed net investment income of $395,597 and $296,698, respectively)	$111,836,524	$112,411,160

See accompanying notes to the financial statements.	15

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004	2003	2002	2001
Net asset value, beginning of period	$ 11.71		$ 11.36		$ 8.05	$ 10.73	$ 10.84	$ 8.79

Income (loss) from investment operations:
Net investment income (loss)	0.13	†	0.20	†	0.17 †	0.15 †	0.18 †	0.20
Net realized and unrealized gain (loss)	0.14		0.86		3.31	(2.36)	0.05	2.06

Total from investment operations	0.27		1.06		3.48	(2.21)	0.23	2.26

Less distributions to shareholders:
From net investment income	(0.12)		(0.19)		(0.17)	(0.15)	(0.20)	(0.14)
From net realized gains	(0.42)		(0.52)		—	(0.32)	(0.14)	(0.07)

Total distributions	(0.54)		(0.71)		(0.17)	(0.47)	(0.34)	(0.21)
Net asset value, end of period	$ 11.44		$ 11.71		$ 11.36	$ 8.05	$ 10.73	$ 10.84
Total Return (a)	2.27	%**	9.59%		43.68%	(21.05)%	2.16%	26.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,837		$112,411		$71,931	$61,923	$97,622	$50,864
Net expenses to average daily net assets	0.48	%*	0.48	%*	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	2.22	%*	1.79	%*	1.77%	1.56%	1.67%	2.04%
Portfolio turnover rate	27	%**	60	%**	65%	114%	61%	89%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.10	%*	0.14%	0.15%	0.09%	0.17%

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

16	See accompanying notes to the financial statements.

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO Intrinsic Value Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 25, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks long-term capital growth through investment in equity securities.  The Fund’s benchmark is the Russell 1000 Value Index.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

17

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap contracts.

18

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurred expenses related to interest and other fees paid to the intermediary. For the six months ended August 31, 2005, the gross compensation received and expenses paid were $91,834 and $75,003 respectively.  As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

19

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$104,478,057	$11,834,995	$(5,333,442)	$6,501,553

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least October 31, 2005 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $1,307 and $373, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

20

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $28,880,190 and $32,813,726, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholders and related party

As of August 31, 2005, 91.1% of the outstanding shares of the Fund was held by five shareholders, each holding in excess of 10% of the Fund’s shares outstanding.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, less that 0.1% of the Fund’s shares was held by one related party comprised of a GMO employee account, and 29.9% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

21

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005

	Shares	Amount	Shares	Amount
Class III:
Shares sold	134	$ 1,559	3,682,928	$40,787,942
Shares issued to shareholders in reinvestment of distributions	414,361	4,761,834	508,422	5,788,469
Shares repurchased	(238,093)	(2,815,996)	(929,209)	(10,446,438)
Net increase (decrease)	176,402	$1,947,397	3,262,141	$36,129,973

8.     Subsequent Event

On September 16, 2005, shareholders of the Fund holding 95.3% of the Fund’s then outstanding shares requested the redemption of their shares.  On the same day, the Fund transferred assets and liabilities (representing on a net basis 95.3% of the Fund’s net assets) to GMO U.S. Intrinsic Value Fund in consideration for all of the outstanding shares of GMO U.S. Intrinsic Value Fund, thereby allowing the Fund to honor the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Intrinsic Value Fund.  The preceding events are hereafter referred to as the Redemption Transaction. The Fund continues to operate in a manner consistent with its operations prior to the Redemption Transaction.

The Redemption Transaction did not result in the recognition of gain or loss to the Fund for tax purposes.

It is expected that the Fund will be treated as being a partnership for tax purposes subsequent to the Redemption Transaction.

On September 9, 2005, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock Intrinsic Value Fund in exchange for Class A shares of John Hancock Intrinsic Value Fund.  That transaction is subject to shareholder approval. A related filing is currently under review by the Securities and Exchange Commission.

22

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Intrinsic Value Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

23

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

24

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

25

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

26

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

27

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized Expense Ratio	Beginning Value	Ending Value	Net Expense Incurred *
1) Actual	0.48%	1,000.00	1,022.70	2.45
2) Hypothetical	0.48%	1,000.00	1,022.79	2.45

*  Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period and divided by 365 days in the year.

28

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.3%
Short-Term Investment(s)	6.7
Other Assets and Liabilities (net)	(4.0)
100.0%

Industry Sector Summary	% of Equity Investments
Technology	18.6%
Health Care	15.3
Services	12.6
Construction	10.1
Retail Stores	9.4
Financial	8.4
Oil & Gas	5.4
Consumer Goods	4.6
Machinery	4.3
Transportation	2.7
Utility	2.6
Manufacturing	2.0
Primary Process Industry	1.8
Food & Beverage	1.6
Automotive	0.4
Metals & Mining	0.2
100.0%

1

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Automotive — 0.4%
3,200	Oshkosh Truck Corp.	128,352

	Construction — 9.9%
1,300	American Woodmark Corp.	48,750
3,500	Apartment Investment & Management Co.	139,650
800	Arden Realty, Inc. REIT	30,520
2,600	AvalonBay Communities, Inc. REIT	218,504
2,100	Beazer Homes USA, Inc.	131,124
2,800	CBL & Associates Properties, Inc. REIT	118,776
400	First Industrial Realty Trust, Inc. REIT	15,160
1,500	Florida Rock Industries, Inc.	84,900
2,100	Fluor Corp.	130,011
2,600	Hovnanian Enterprises, Inc. *	156,390
3,300	Jacobs Engineering Group, Inc. *	205,920
2,000	KB Home	148,320
1,200	Kilroy Realty Corp. REIT	63,252
2,200	Martin Marietta Materials, Inc.	159,104
2,667	MDC Holdings, Inc.	203,705
2,100	Meritage Homes Corp. *	164,409
200	NVR, Inc. *	177,000
1,000	Pan Pacific Retail Properties, Inc. REIT	66,270
2,100	Regency Centers Corp. REIT	122,493
2,600	Ryland Group, Inc.	188,136
1,700	Simpson Manufacturing Co., Inc.	63,291
3,600	St. Joe Co. (The)	270,756
2,800	Standard-Pacific Corp.	123,004
400	Texas Industries, Inc.	23,924
1,300	Thor Industries, Inc.	43,160
6,400	Toll Brothers, Inc. *	307,520
2,000	USG Corp. *	125,700
		3,529,749

2	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Consumer Goods — 4.5%
10,687	Bebe Stores, Inc.	251,358
1,600	Blyth, Inc.	39,760
1,400	Carter’s, Inc.	76,174
2,000	Chattem, Inc. *	77,480
1,900	Columbia Sportswear Co. *	88,160
1,500	Deckers Outdoor Corp. *	34,950
2,100	Ethan Allen Interiors, Inc.	67,662
1,350	Fossil, Inc. *	29,686
1,300	Genesco, Inc. *	51,623
400	Genlyte Group, Inc. *	19,684
1,200	Kenneth Cole Productions, Inc.-Class A	34,380
2,200	K-Swiss, Inc.-Class A	67,408
1,200	Matthews International Corp.-Class A	48,000
3,600	Maytag Corp.	68,040
600	Middleby Corp.	39,432
2,500	Phillips-Van Heusen Corp.	83,725
800	Polaris Industries, Inc.	42,144
3,700	Quiksilver, Inc. *	56,425
1,900	Skechers U.S.A., Inc.-Class A *	31,730
1,500	Steven Madden, Ltd. *	35,175
8,900	Tempur-Pedic International, Inc. *	143,023
2,600	Timberland Co.-Class A *	85,774
3,900	Tupperware Corp.	85,488
800	Watsco, Inc.	39,008
		1,596,289

	Financial — 8.2%
2,700	AG Edwards, Inc.	122,067
1,100	AMERIGROUP Corp. *	37,576
3,300	Arthur J. Gallagher & Co.	94,248
1,400	Bank of Hawaii Corp.	71,050
1,800	Brown & Brown, Inc.	85,446
2,700	CapitalSource, Inc. *	53,460
3,300	CB Richard Ellis Group, Inc.-Class A	160,908
1,100	City National Corp.	79,244

See accompanying notes to the financial statements.	3

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
3,600	CompuCredit Corp. *	150,696
1,900	Cullen/Frost Bankers, Inc.	92,853
400	Downey Financial Corp.	25,352
300	East-West Bancorp, Inc.	10,182
5,900	Eaton Vance Corp.	150,863
2,000	Equifax, Inc.	66,080
2,600	Euronet Worldwide, Inc. *	72,852
1,300	Federated Investors, Inc.-Class B	40,378
3,200	First American Corp.	133,152
1,000	First Marblehead Corp. (The) *	28,930
300	First Midwest Bancorp, Inc.	11,382
2,900	Flagstar Bancorp, Inc.	50,025
2,200	Fremont General Corp.	50,204
1,300	GATX Corp.	52,689
2,550	HCC Insurance Holdings, Inc.	67,957
2,000	Hudson United Bancorp	84,500
1,300	IndyMac Bancorp, Inc.	51,779
600	Jefferies Group, Inc.	23,688
100	Markel Corp. *	32,475
1,100	Mercury General Corp.	64,603
1,800	Nara Bancorp, Inc.	25,074
1,200	Nasdaq Stock Market Inc.	28,200
6,100	People’s Bank	179,889
900	Pre-Paid Legal Services, Inc.	36,441
1,300	PrivateBancorp, Inc.	44,655
1,600	StanCorp Financial Group, Inc.	129,360
200	Student Loan Corp.	45,200
1,300	SVB Financial Group	61,152
3,400	TCF Financial Corp.	96,254
2,400	Universal American Financial Corp.	55,080
1,700	WellChoice, Inc. *	120,870
1,200	Westamerica Bancorporation	62,652
1,200	Wilmington Trust Corp.	43,752
800	WR Berkley Corp.	28,392
		2,921,610

4	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Food & Beverage — 1.5%
1,700	Chiquita Brands International, Inc.	42,840
3,400	Constellation Brands, Inc.-Class A *	93,568
3,900	Corn Products International, Inc.	87,828
2,100	Gold Kist, Inc.	38,808
1,100	Lancaster Colony Corp.	50,325
900	Mannatech, Inc.	11,196
4,600	Pilgrim’s Pride Corp.	155,940
900	Sanderson Farms, Inc.	33,237
700	USANA Health Sciences, Inc. *	36,400
		550,142

	Health Care — 14.9%
1,800	Amedisys, Inc. *	70,416
4,000	American Pharmaceutical Partners, Inc. *	183,920
2,000	Apria Healthcare Group *	68,460
2,200	Bausch & Lomb, Inc.	166,738
1,100	Beckman Coulter, Inc.	61,369
2,800	Beverly Enterprises, Inc. *	35,140
1,000	Biosite, Inc. *	59,790
1,000	Cantel Medical Corp.	20,800
2,900	Centene Corp. *	88,392
1,500	Cerner Corp. *	118,140
1,200	Covance, Inc. *	62,760
2,800	Dade Behring Holdings, Inc.	102,452
500	DENTSPLY International, Inc.	26,485
1,000	Diagnostic Products Corp.	54,000
2,200	Edwards Lifesciences Corp. *	96,800
2,200	First Horizon Pharmaceutical Corp. *	45,474
1,900	Genesis HealthCare Corp. *	76,190
1,100	Gentiva Health Services, Inc. *	20,834
2,600	Haemonetics Corp. *	115,544
6,400	Health Net, Inc. *	295,104
2,200	Henry Schein, Inc. *	91,718
2,100	Hologic, Inc. *	101,283
7,500	Humana, Inc. *	361,200

See accompanying notes to the financial statements.	5

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Health Care — continued
900	ICU Medical, Inc. *	27,333
1,700	Idexx Laboratories, Inc. *	108,868
3,700	Immucor, Inc. *	87,579
800	Intuitive Surgical, Inc. *	59,520
3,000	Invitrogen Corp. *	254,190
700	Kensey Nash Corp. *	21,210
1,400	Kindred Healthcare, Inc. *	42,840
1,000	KOS Pharmaceuticals, Inc. *	68,120
2,500	Kyphon, Inc. *	110,725
800	LCA-Vision, Inc.	32,840
1,000	Lifecell Corp.	23,980
1,200	LifePoint Hospitals, Inc. *	54,576
4,400	Lincare Holdings, Inc. *	186,296
2,900	Omnicare, Inc.	152,395
1,600	OraSure Technologies, Inc.	14,832
1,300	Owens & Minor, Inc.	37,258
1,200	Per-Se Technologies, Inc. *	23,136
4,300	Pharmaceutical Product Development, Inc. *	241,961
1,400	PolyMedica Corp.	50,050
2,700	Priority Healthcare Corp.-Class B *	75,303
2,800	Protein Design Labs, Inc. *	74,872
1,200	Psychiatric Solutions, Inc. *	57,360
1,500	RehabCare Group, Inc. *	33,705
800	Renal Care Group, Inc. *	37,672
2,100	ResMed, Inc. *	151,914
1,600	Respironics, Inc. *	62,656
2,700	Serologicals Corp. *	64,233
700	SFBC International, Inc. *	28,469
400	SonoSite, Inc. *	14,320
1,200	Steris Corp.	29,928
500	Sunrise Senior Living, Inc. *	29,695
2,300	Techne Corp. *	131,031
2,100	Triad Hospitals, Inc. *	101,094
600	United Surgical Partners International, Inc. *	22,986
1,200	United Therapeutics Corp. *	84,252

6	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Health Care — continued
3,200	Universal Health Services, Inc.-Class B	163,552
3,600	Ventana Medical Systems, Inc. *	145,764
3,400	Ventiv Health, Inc. *	77,180
		5,306,704

	Machinery — 4.2%
2,000	CAL Dive International, Inc. *	124,920
800	Cummins, Inc.	69,176
1,025	Engineered Support Systems, Inc.	34,953
800	FMC Technologies, Inc. *	32,168
700	Gardner Denver, Inc.	29,274
3,100	Graco, Inc.	115,351
4,900	Grant Prideco, Inc. *	180,614
1,300	Hydril *	89,050
4,050	Joy Global, Inc.	193,590
1,500	Lincoln Electric Holdings, Inc.	56,520
900	Lone Star Technologies, Inc. *	49,770
1,600	Maverick Tube Corp. *	50,960
2,800	MSC Industrial Direct Co.-Class A	98,000
1,500	Oceaneering International, Inc. *	74,580
4,600	Oil States International, Inc. *	159,436
800	Stanley Works (The)	36,600
1,200	Stewart & Stevenson Services Corp.	29,244
700	Superior Energy Services, Inc. *	15,344
1,500	Tidewater, Inc.	66,810
		1,506,360

	Manufacturing — 2.0%
300	Ball Corp.	11,253
1,100	Bemis Co., Inc.	28,765
500	Clarcor, Inc.	14,150
8,100	Crown Holdings, Inc. *	136,809
200	Greif, Inc.-Class A	11,770
1,000	Harsco Corp.	58,650
1,800	Mine Safety Appliances Co.	70,920

See accompanying notes to the financial statements.	7

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Manufacturing — continued
400	Mobile Mini, Inc. *	16,768
1,700	Mueller Industries, Inc.	44,557
1,700	Owens-IIlinois, Inc. *	43,860
1,200	Precision Castparts Corp.	116,016
1,400	Sonoco Products Co.	39,802
1,100	SPX Corp.	50,094
2,300	Timken Co.	67,551
		710,965

	Metals & Mining — 0.2%
800	Peabody Energy Corp.	57,336
200	Royal Gold, Inc.	4,776
		62,112

	Oil & Gas — 5.2%
700	Atwood Oceanics, Inc.	52,661
2,200	Frontier Oil Corp.	80,630
7,000	Grey Wolf, Inc. *	54,810
5,700	Helmerich & Payne, Inc.	338,694
2,500	Holly Corp.	140,850
7,000	Patterson-UTI Energy, Inc.	238,140
1,500	Premcor, Inc.	146,330
4,200	Pride International, Inc. *	106,260
1,700	Remington Oil & Gas Corp. *	65,501
5,400	Rowan Cos., Inc.	200,880
1,400	Swift Energy Co.	64,302
5,400	Todco-Class A *	187,488
2,500	Unit Corp. *	130,150
1,700	Vintage Petroleum, Inc.	65,331
		1,872,027

	Primary Process Industry — 1.7%
1,400	Airgas, Inc.	39,382
8,300	AK Steel Holding Corp. *	65,570
3,200	Commercial Metals Co.	95,776

8	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Primary Process Industry — continued
100	Cytec Industries, Inc.	4,760
1,100	Eastman Chemical Co.	52,767
1,800	Engelhard Corp.	51,210
900	FMC Corp. *	51,264
400	Georgia Gulf Corp.	11,160
2,600	Lyondell Chemical Co.	67,080
1,800	NS Group, Inc. *	74,916
2,100	Ryerson Tull, Inc.	43,134
600	Steel Technologies, Inc.	14,046
2,400	Worthington Industries, Inc.	43,440
		614,505

	Retail Stores — 9.1%
3,200	7-Eleven, Inc. *	90,688
3,200	Abercrombie & Fitch Co.-Class A	177,952
3,500	Advance Auto Parts *	213,255
12,200	American Eagle Outfitters, Inc.	349,286
1,700	BJ’s Wholesale Club, Inc. *	48,535
3,900	Blockbuster, Inc.-Class A	25,623
1,500	Building Materials Holding Corp.	140,220
1,000	Charlotte Russe Holding, Inc. *	13,730
5,400	Chico’s FAS, Inc. *	187,434
2,300	Children’s Place *	94,093
2,000	Christopher & Banks Corp.	32,140
3,500	Claire’s Stores, Inc.	82,180
4,000	Dollar Tree Stores, Inc. *	91,080
2,000	Finish Line-Class A	28,840
900	Great Atlantic & Pacific Tea Co. *	22,842
1,700	Guitar Center, Inc. *	97,580
3,100	Hibbett Sporting Goods, Inc. *	104,284
2,200	Insight Enterprises, Inc. *	41,426
450	JOS A. Bank Clothiers, Inc. *	17,798
2,400	Longs Drug Stores Corp.	101,760
3,900	Men’s Wearhouse, Inc. *	118,872
4,000	Michaels Stores, Inc.	145,200

See accompanying notes to the financial statements.	9

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Retail Stores — continued
2,400	Movie Gallery, Inc.	43,176
2,100	Neiman-Marcus Group, Inc.-Class A	207,690
4,800	O’Reilly Automotive, Inc. *	132,336
2,325	Pacific Sunwear of California, Inc. *	55,521
2,100	Pantry (The), Inc. *	75,369
4,100	Pier 1 Imports, Inc.	51,045
3,250	Rent-A-Center, Inc. *	65,650
1,400	Ross Stores, Inc.	34,832
1,200	Talbots, Inc.	36,840
1,400	Too, Inc. *	37,324
3,800	Urban Outfitters, Inc. *	211,508
1,900	Williams-Sonoma, Inc. *	76,475
		3,252,584

	Services — 12.2%
2,600	Ameristar Casinos, Inc.	59,722
2,975	Applebee’s International, Inc.	65,777
2,600	Applied Industrial Technologies, Inc.	93,366
3,700	Aramark Corp.-Class B	101,084
2,500	Argosy Gaming Co. *	116,650
2,800	Boyd Gaming Corp.	130,284
2,400	Bright Horizons Family Solutions, Inc. *	94,368
3,200	Brinker International, Inc. *	118,880
2,000	California Pizza Kitchen, Inc. *	59,180
4,300	Catalina Marketing Corp.	102,942
3,200	CBRL Group, Inc.	115,712
1,400	CEC Entertainment, Inc. *	48,006
2,600	Cheesecake Factory (The) *	82,342
5,600	CKE Restaurants, Inc.	65,520
500	Clean Harbors, Inc.	13,950
2,700	Copart, Inc. *	66,663
400	Corporate Executive Board Co.	32,308
1,000	CRA International, Inc. *	46,990
8,500	Darden Restaurants, Inc.	266,985
2,700	Education Management Corp. *	91,449

10	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Services — continued
3,050	Factset Research Systems, Inc.	106,750
2,500	Getty Images, Inc. *	213,975
500	Hughes Supply, Inc.	15,825
2,400	Isle of Capri Casinos, Inc. *	52,776
2,300	ITT Educational Services, Inc. *	116,932
1,800	Jack in the Box, Inc. *	63,486
5,200	Labor Ready, Inc. *	118,144
1,900	Martha Stewart Living Omnimedia-Class A *	61,370
900	Nash Finch Co.	37,800
3,200	Outback Steakhouse, Inc.	133,152
2,500	Panera Bread Co.-Class A *	139,350
1,300	Papa John’s International, Inc. *	62,166
4,300	Penn National Gaming, Inc. *	146,544
3,200	Performance Food Group Co. *	99,104
2,100	PF Chang’s China Bistro, Inc. *	107,478
1,200	Portfolio Recovery Associates, Inc. *	47,964
1,200	R.H. Donnelley Corp. *	77,148
1,400	Rare Hospitality International, Inc. *	37,436
1,600	Red Robin Gourmet Burgers, Inc. *	76,928
1,500	Regis Corp.	61,425
3,700	Resources Connection, Inc. *	107,300
2,300	Ruby Tuesday, Inc.	50,830
4,200	Sonic Corp. *	128,478
1,900	Station Casinos, Inc.	126,958
3,400	United Natural Foods, Inc. *	115,600
2,100	Valassis Communications, Inc. *	82,803
1,900	Weight Watchers International, Inc. *	107,559
1,700	West Corp. *	65,858
1,300	World Fuel Services Corp.	42,510
		4,375,827

See accompanying notes to the financial statements.	11

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Technology — 18.1%
4,133	Activision, Inc. *	92,373
2,500	Alliance Data Systems Corp. *	105,175
1,400	Alliant Techsystems, Inc. *	107,702
2,700	American Power Conversion Corp.	70,659
4,200	Amkor Technology, Inc. *	21,420
4,900	Amphenol Corp.-Class A	207,809
2,200	Anixter International, Inc. *	83,996
2,600	Ansys, Inc. *	98,150
4,400	Anteon International Corp. *	202,180
1,900	Armor Holdings, Inc. *	80,579
1,700	Blue Coat Systems, Inc.	67,048
2,200	Brightpoint, Inc. *	63,052
2,100	Cabot Microelectronics Corp. *	62,601
700	CACI International, Inc.-Class A *	43,848
2,300	Checkfree Corp. *	84,617
7,000	CNET Networks, Inc. *	93,660
2,000	Cognizant Technology Solutions Corp. *	91,060
300	Computer Programs & Systems, Inc.	9,924
1,950	Comtech Telecommunications Corp. *	68,445
3,900	Comverse Technology, Inc. *	100,542
2,500	Cree, Inc. *	64,100
1,400	Diebold, Inc.	67,200
3,200	Digital River, Inc. *	121,536
1,200	Donaldson Co., Inc.	36,768
300	DRS Technologies, Inc. *	15,435
1,100	EDO Corp.	30,899
3,600	Emulex Corp. *	77,580
1,000	Energizer Holdings, Inc. *	64,900
2,800	F5 Networks, Inc. *	115,612
1,600	Global Imaging Systems, Inc. *	52,880
2,200	Global Payments, Inc.	144,716
9,400	Harris Corp.	362,934
3,800	Hutchinson Technology, Inc. *	100,320
800	Hyperion Solutions Corp. *	34,696
4,600	Informatica Corp.	52,532

12	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
8,300	Ingram Micro, Inc.-Class A *	145,333
2,250	Innovative Solutions & Support, Inc. *	37,935
3,000	International Rectifier Corp. *	144,300
2,300	InterVoice, Inc. *	21,551
1,500	iPayment, Inc. *	58,275
800	Itron, Inc. *	37,016
3,800	Ixia *	68,248
1,000	John H. Harland Co.	41,950
4,300	Jupitermedia Corp. *	71,810
2,900	Komag, Inc.	96,744
15,200	LSI Logic Corp. *	146,528
2,500	Mantech International Corp.-Class A *	77,525
800	Maximus, Inc.	30,128
11,500	Maxtor Corp. *	55,890
3,500	McAfee, Inc. *	107,275
1,100	Metrologic Instruments, Inc. *	18,425
2,600	Micros Systems, Inc. *	115,934
4,300	Microsemi Corp. *	103,587
800	MicroStrategy, Inc.-Class A *	61,600
5,700	Nvidia Corp. *	174,876
3,800	Packeteer, Inc. *	44,916
2,800	Paxar Corp. *	52,668
1,400	Perot Systems Corp. *	20,160
3,300	Powerwave Technologies, Inc. *	34,584
6,600	QLogic Corp. *	228,096
1,800	Quality Systems, Inc.	117,000
3,400	Reynolds & Reynolds, Inc. (The)-Class A	97,036
300	Rogers Corp. *	11,721
600	ScanSource, Inc. *	26,796
4,200	SERENA Software, Inc. *	79,296
800	Sigmatel, Inc.	15,480
300	Silicon Image, Inc. *	3,099
3,800	SRA International, Inc.-Class A *	127,566
1,100	SS&C Technologies, Inc.	40,139
900	Sybron Dental Specialties, Inc. *	34,893

See accompanying notes to the financial statements.	13

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
1,500	Synaptics, Inc. *	24,750
3,600	Syntel, Inc.	67,500
1,800	Talx Corp.	64,188
2,700	Tessera Technologies, Inc. *	89,586
700	Trident Microsystems, Inc. *	24,584
1,300	United Stationers, Inc. *	60,970
1,500	Websense, Inc. *	74,835
2,700	WESCO International, Inc. *	93,690
20,700	Western Digital Corp. *	286,695
3,700	Wind River Systems, Inc. *	48,618
		6,480,744

	Transportation — 2.7%
1,300	Alaska Air Group, Inc. *	43,836
9,800	AMR Corp. *	123,382
1,700	Arkansas Best Corp.	57,239
500	C.H. Robinson Worldwide, Inc.	30,875
1,700	CNF, Inc.	85,799
5,200	Continental Airlines, Inc.-Class B *	69,524
1,300	EGL, Inc. *	32,617
7,500	JB Hunt Transport Services, Inc.	135,525
3,100	Knight Transportation, Inc.	73,439
2,700	Landstar System, Inc. *	98,064
1,700	Old Dominion Freight Line, Inc. *	54,366
3,100	Yellow Roadway Corp. *	145,235
		949,901

	Utility — 2.5%
2,800	Centerpoint Energy, Inc.	39,788
1,800	Duquesne Light Holdings, Inc.	32,670
2,300	El Paso Electric Co. *	48,208
3,000	Energen Corp.	114,960
1,400	j2 Global Communications, Inc. *	52,542
7,000	Nextel Partners, Inc. *	183,680
2,900	NII Holdings, Inc.-Class B *	221,038

14	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Utility — continued
1,500	Oneok, Inc.	51,000
1,900	PNM Resources, Inc.	56,202
4,000	UGI Corp.	110,600
		910,688

	TOTAL COMMON STOCKS (COST $29,339,149)	34,768,559

	SHORT-TERM INVESTMENT(S) — 6.7%

	Repurchase Agreement(s) — 6.7%
1,828,729	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $1,828,856 and an effective yield of 2.50%, collateralized by a U.S. Treasury Note with a rate of 6.00%, maturity date of 2/15/26 and market value, including accrued interest of $1,865,304.	1,828,729
546,124	Morgan Stanley Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $546,162 and an effective yield of 2.51%, collateralized by a U.S. Treasury Note with a rate of 8.125%, maturity date of 5/15/21 and market value, including accrued interest of $557,047.	546,124
		2,374,853

	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,374,853)	2,374,853

	TOTAL INVESTMENTS — 104.0%
	(Cost $31,714,002)	37,143,412

	Other Assets and Liabilities (net) — (4.0%)	(1,417,757)

	TOTAL NET ASSETS — 100.0%	$35,725,655

	Notes to Schedule of Investments:

	REIT - Real Estate Investment Trust
	* Non-income producing security.

See accompanying notes to the financial statements.	15

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $31,714,002) (Note 2)	$37,143,412
Cash	99,696
Receivable for investments sold	923,381
Dividends and interest receivable	15,924
Receivable for expenses reimbursed by Manager (Note 3)	8,525

Total assets	38,190,938

Liabilities:
Payable for investments purchased	816,463
Payable for Fund shares repurchased	1,593,845
Payable to affiliate for (Note 3):
Management fee	10,447
Shareholder service fee	4,749
Trustees and chief compliance officer fees	94
Accrued expenses	39,685

Total liabilities	2,465,283
Net assets	$35,725,655

Net assets consist of:
Paid-in capital	$28,841,650
Accumulated undistributed net investment income	17,173
Accumulated net realized gain	1,437,422
Net unrealized appreciation	5,429,410
$35,725,655

Net assets attributable to:
Class III shares	$35,725,655

Shares outstanding:
Class III	1,670,589

Net asset value per share:
Class III	$ 21.39

16	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 134,391
Interest (including securities lending income of $8,581)	17,417

Total investment income	151,808

Expenses:
Management fee (Note 3)	64,887
Shareholder service fee (Note 3) - Class III	29,494
Custodian, fund accounting agent and transfer agent fees	28,060
Audit and tax fees	21,252
Legal fees	460
Trustees fees and related expenses (Note 3)	586
Registration fees	1,380
Miscellaneous	564
Total expenses	146,683
Fees and expenses reimbursed by Manager (Note 3)	(51,428)
Net expenses	95,255

Net investment income (loss)	56,553

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	3,256,183
Closed futures contracts	67,986

Net realized gain (loss) on investments	3,324,169

Change in net unrealized appreciation (depreciation) on investments	(1,217,969)

Net realized and unrealized gain (loss)	2,106,200

Net increase (decrease) in net assets resulting from operations	$2,162,753

See accompanying notes to the financial statements.	17

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 56,553	$ 63,956
Net realized gain (loss)	3,324,169	4,017,654
Change in net unrealized appreciation (depreciation)	(1,217,969)	(513,101)

Net increase (decrease) in net assets from operations	2,162,753	3,568,509

Distributions to shareholders from:
Net investment income
Class III	(81,199)	(18,682)
Net realized gains
Class III	(3,032,302)	(3,738,543)

	(3,113,501)	(3,757,225)
Net share transactions (Note 7):
Class III	(2,201,092)	(2,758,263)

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	76,918	85,948

Total decrease in net assets resulting from net share transactions and net purchase premiums and redemption fees	(2,124,174)	(2,672,315)

Total increase (decrease) in net assets	(3,074,922)	(2,861,031)

Net assets:
Beginning of period	38,800,577	41,661,608
End of period (including accumulated undistributed net investment income of $17,173 and $41,819, respectively)	$35,725,655	$38,800,577

18	See accompanying notes to the financial statements.

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004		2003	2002	2001(a)
Net asset value, beginning of period	$ 21.96		$ 21.78	$ 13.52		$ 16.48	$ 19.08	$168.70
Income from investment operations:
Net investment income (loss)	0.03	†	0.03 †	—	(b)†	(0.01)†	0.01 †	(0.04)
Net realized and unrealized gain (loss)	1.32		1.96	8.28		(2.95)	(1.12)	(37.26)
Total from investment operations	1.35		1.99	8.28		(2.96)	(1.11)	(37.30)
Less distributions to shareholders:
From net investment income	(0.04)		(0.01)	(0.02)		—	—	—
From net realized gains	(1.88)		(1.80)	—		—	(1.49)	(112.32)
Total distributions	(1.92)		(1.81)	(0.02)		—	(1.49)	(112.32)
Net asset value, end of period	$ 21.39		$ 21.96	$ 21.78		$ 13.52	$ 16.48	$ 19.08
Total Return (c)	6.23	%**	10.50%	61.22%		(17.96)%	(6.36)%	(33.14)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,726		$38,801	$41,662		$17,669	$17,049	$19,957
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%		0.49%	0.48%	0.48%
Net investment income to average daily net assets	0.29	%*	0.16%	0.02%		(0.06)%	0.07%	(0.09)%
Portfolio turnover rate	42	%**	110%	97%		116%	118%	147%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.26	%*	0.26%	0.24%		0.37%	0.33%	0.19%
Purchase premiums and redemption fees consisted of the following per share amounts: †	$ 0.04		$ 0.04	$ 0.06		$ 0.03	$ 0.02	$ 0.87

(a)	Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.
(b)	Net investment income was less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Small/Mid Cap Growth Fund (the “Fund”) (formerly GMO Small Cap Growth Fund) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks long-term growth of capital.  The Fund’s benchmark is the Russell 2500 Growth Index.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but

20

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contacts.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

21

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $45,828 and $37,247, respectively.  As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

22

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $319,647 and $1,513,997 expiring in 2010 and 2011, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$31,752,135	$6,210,531	$(819,254)	$5,391,277

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.50% of the amount invested or redeemed.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and for the year ended February 28, 2005, the Fund received $25,381 and $26,911 in purchase premiums and $51,537 and $59,037 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

23

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least October 31, 2005 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $494 and $186, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $15,769,905 and $21,834,213, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders

As of August 31, 2005, 58.3% of the outstanding shares of the Fund was held by four shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  One of the shareholders is another fund of GMO Trust.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 70.9% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

24

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	233,699	$ 5,054,539	250,830	$ 5,377,242
Shares issued to shareholders in reinvestment of distributions	145,254	3,081,707	198,823	3,751,783
Shares repurchased	(475,301)	(10,337,338)	(595,450)	(11,887,288)
Purchase premiums and redemption fees	—	76,918	—	85,948
Net increase (decrease)	(96,348)	$ (2,124,174)	(145,797)	$ (2,672,315)

8.              Subsequent Event*

On September 16, 2005, shareholders of the Fund holding 95.3% of the Fund’s then outstanding shares requested the redemption of their shares.  On the same day, the Fund transferred assets and liabilities (representing on a net basis 95.3% of the Fund’s net assets) to GMO U.S. Small/Mid Cap Growth Fund in consideration for all of the outstanding shares of GMO U.S. Small/Mid Cap Growth Fund, thereby allowing the Fund to honor the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Small/Mid Cap Growth Fund.  The preceding events are hereafter referred to as the Redemption Transaction. The Fund continues to operate in a manner consistent with its operations prior to the Redemption Transaction.

The Redemption Transaction did not result in the recognition of gain or loss to the Fund for tax purposes.

It is expected that the Fund will be treated as being a partnership for tax purposes subsequent to the Redemption Transaction.

On September 9, 2005, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock Growth Opportunities Fund in exchange for Class A shares of John Hancock Growth Opportunities Fund.  That transaction is subject to shareholder approval. A related filing is currently under review by the Securities and Exchange Commission.

*       Please note that due to a printer error, the above disclosure included in Note 8 does not correspond exactly to the disclosure originally mailed to shareholders on October 27, 2005. Upon discovery of the error, revised financial reports reflecting the above disclosure were mailed to shareholders on November 3, 2005.

25

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Small/Mid Cap Growth Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

26

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

27

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

28

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.  At that meeting, considerations of certain proposals were adjourned to final meetings held on April 6, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
1,082,915	0	0	0

29

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

30

GMO Small/Mid Cap Growth Fund

(formerly GMO Small Cap Growth Fund)

(A Series of GMO Trust)

Fund Expenses— (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized Expense Ratio	Beginning Value	Ending Value	Net Expense Incurred *
1) Actual	0.48%	1,000.00	1,062.30	2.50
2) Hypothetical	0.48%	1,000.00	1,022.79	2.45

*                 Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

31

GMO Small/Mid Cap Value Fund

(formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investment(s)	3.7
Futures	0.0
Other Assets and Liabilities (net)	(0.4)
100.0%

Industry Sector Summary	% of Equity Investments
Financial	21.5%
Construction	21.1
Health Care	8.8
Retail Stores	8.2
Utility	7.4
Technology	6.3
Services	6.0
Consumer Goods	4.8
Automotive	3.9
Oil & Gas	3.3
Manufacturing	2.8
Food & Beverage	1.9
Primary Process Industry	1.5
Transportation	1.2
Machinery	1.1
Metals & Mining	0.2
100.0%

1

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Automotive — 3.8%
2,300	Aftermarket Technology Corp. *	39,560
7,900	American Axle & Manufacturing Holdings, Inc.	205,084
14,650	ArvinMeritor, Inc.	271,757
4,500	BorgWarner, Inc.	263,070
3,100	Cooper Tire & Rubber Co.	52,390
27,500	Dana Corp.	370,150
19,400	Goodyear Tire & Rubber Co. (The) *	325,920
10,000	Lear Corp.	377,000
3,700	Superior Industries International, Inc.	82,325
4,300	Tenneco Automotive, Inc. *	77,959
2,300	TRW Automotive Holdings Corp. *	67,505
16,900	Visteon Corp.	166,972
		2,299,692

	Construction — 20.4%
8,500	American Home Mortgage Acceptance Corp. REIT	271,915
1,190	American Woodmark Corp.	44,625
40,100	Annaly Mortgage Management, Inc. REIT	609,520
20,500	Anthracite Capital, Inc. REIT	242,105
27,600	Anworth Mortgage Asset Corp. REIT	244,812
8,300	Apartment Investment & Management Co.	331,170
5,000	Arden Realty, Inc. REIT	190,750
4,200	AvalonBay Communities, Inc. REIT	352,968
6,200	Beazer Homes USA, Inc.	387,128
3,500	BRE Properties, Inc.	144,900
10,251	Capstead Mortgage Corp. REIT	81,598
4,400	Catellus Development Corp. REIT	154,352
5,400	CBL & Associates Properties, Inc. REIT	229,068
3,000	Centerpoint Properties Corp REIT	126,480
600	CRIIMI MAE, Inc. REIT *	11,100
2,700	emcor Group, Inc. *	148,878
5,600	FelCor Lodging Trust, Inc. REIT *	85,400
1,600	First Industrial Realty Trust, Inc. REIT	60,640

2	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Construction — continued
600	Florida Rock Industries, Inc.	33,960
1,500	Fluor Corp.	92,865
3,500	Heritage Property Investment Trust REIT	124,985
3,900	Highwoods Properties, Inc. REIT	120,432
5,600	Hovnanian Enterprises, Inc. *	336,840
6,500	Innkeepers USA Trust REIT	102,050
900	Jacobs Engineering Group, Inc. *	56,160
11,800	KB Home	875,088
3,640	Kilroy Realty Corp. REIT	191,864
5,958	Lafarge North America, Inc.	410,804
3,000	M/I Schottenstein Homes, Inc.	169,050
1,400	Martin Marietta Materials, Inc.	101,248
7,324	MDC Holdings, Inc.	559,407
3,800	Meritage Homes Corp. *	297,502
44,366	MFA Mortgage Investments, Inc. REIT	299,027
3,100	National Health Investors, Inc. REIT	89,807
10,200	New Century Financial Corp. REIT	438,498
500	NVR, Inc. *	442,500
3,600	Pan Pacific Retail Properties, Inc. REIT	238,572
4,400	Post Properties, Inc. REIT	163,240
2,700	RAIT Investment Trust REIT	80,703
3,500	Regency Centers Corp. REIT	204,155
3,900	Ryland Group, Inc.	282,204
11,400	Standard-Pacific Corp.	500,802
2,800	Technical Olympic USA, Inc.	81,648
700	Texas Industries, Inc.	41,867
25,700	Thornburg Mortgage, Inc. REIT	694,157
13,800	Toll Brothers, Inc. *	663,090
40	United Mobile Homes, Inc. REIT	622
3,600	Universal Forest Products, Inc.	195,948
7,500	USG Corp. *	471,375
1,200	Washington Group International, Inc. *	63,408
2,600	Washington Real Estate Investment Trust REIT	80,652
4,600	York International Corp.	263,948
		12,485,887

See accompanying notes to the financial statements.	3

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Consumer Goods — 4.7%
4,000	Action Performance Cos., Inc.	50,640
6,200	Blyth, Inc.	154,070
5,500	Columbia Sportswear Co. *	255,200
5,700	Ethan Allen Interiors, Inc.	183,654
9,890	Furniture Brands International, Inc.	188,998
1,600	Kellwood Co.	39,168
7,500	La-Z-Boy, Inc.	107,925
13,200	Liz Claiborne, Inc.	541,596
700	Matthews International Corp.-Class A	28,000
9,700	Maytag Corp.	183,330
3,200	Multimedia Games, Inc. *	32,288
3,800	Reynolds American, Inc.	318,972
1,200	Russell Corp.	21,828
1,200	Snap-On, Inc.	42,600
1,800	Stanley Furniture Co., Inc.	48,258
4,346	Steven Madden, Ltd. *	101,914
6,400	Timberland Co.-Class A *	211,136
4,200	Tupperware Corp.	92,064
5,600	Universal Corp	233,072
1,550	Wolverine World Wide, Inc.	32,658
		2,867,371

	Financial — 20.8%
2,400	AG Edwards, Inc.	108,504
1,300	Allmerica Financial Corp. *	52,923
5,300	American Capital Strategies, Ltd.	199,969
13,600	American Financial Group, Inc.	456,008
600	American Physicians Capital, Inc. *	26,526
7,600	AmeriCredit Corp. *	189,544
900	AMERIGROUP Corp. *	30,744
7,600	AmerUs Group Co.	420,432
5,400	Arthur J. Gallagher & Co.	154,224
10,700	Associated Banc Corp.	348,178
10,750	Astoria Financial Corp.	300,247
2,200	Bancorpsouth, Inc.	49,478
1,200	BOK Financial Corp.	56,388

4	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
1,500	Brown & Brown, Inc.	71,205
2,400	Central Pacific Financial Corp.	82,992
300	Ceres Group, Inc. *	1,866
4,400	Colonial BancGroup (The), Inc.	102,344
6,500	Commerce Group, Inc.	379,080
3,400	Commercial Federal Corp.	115,294
4,898	Delphi Financial Group, Inc.-Class A	230,696
700	Dollar Thrifty Automotive Group, Inc. *	21,182
1,100	Downey Financial Corp.	69,718
6,400	Erie Indemnity Co.-Class A	333,696
18,516	First American Corp.	770,451
700	First Citizens BancShares, Inc.-Class A	115,500
900	FirstFed Financial Corp. *	51,795
4,500	FirstMerit Corp.	125,820
10,600	Flagstar Bancorp, Inc.	182,850
800	FPIC Insurance Group, Inc. *	27,992
9,500	Fremont General Corp.	216,790
14,100	Friedman Billings Ramsey Group, Inc.-Class A	164,970
2,100	GATX Corp.	85,113
5,900	Genworth Financial, Inc.-Class A	189,803
2,900	Greater Bay Bancorp	73,080
7,350	HCC Insurance Holdings, Inc.	195,877
3,100	Hibernia Corp.-Class A	98,425
1,100	Horace Mann Educators Corp.	21,538
2,700	Hudson United Bancorp	114,075
33,711	IMPAC Mortgage Holdings, Inc. REIT	470,606
3,400	IndyMac Bancorp, Inc.	135,422
4,100	Irwin Financial Corp.	86,100
700	ITLA Capital Corp. *	37,625
4,873	Kansas City Life Insurance Co.	247,743
4,100	Landamerica Financial Group, Inc.	242,392
2,100	MAF Bancorp, Inc.	90,153
300	Markel Corp. *	97,425
1,300	Mercury General Corp.	76,349
4,300	Nationwide Financial Services, Inc.-Class A	165,808
4,357	Novastar Financial, Inc. REIT	149,184

See accompanying notes to the financial statements.	5

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
900	Odyssey Re Holdings Corp.	22,725
2,900	People’s Bank	85,521
4,000	PMA Capital Corp.-Class A *	35,200
14,610	PMI Group (The), Inc.	591,121
1,700	Pre-Paid Legal Services, Inc.	68,833
12,900	Protective Life Corp.	529,287
1,500	Raymond James Financial, Inc.	45,495
7,900	Redwood Trust, Inc. REIT	397,449
10,700	Reinsurance Group of America, Inc.	459,137
1,200	Selective Insurance Group, Inc.	56,808
4,700	StanCorp Financial Group, Inc.	379,995
4,100	Stewart Information Services Corp.	197,087
1,900	Student Loan Corp.	429,400
3,800	Triad Guaranty, Inc. *	160,474
2,000	Trustmark Corp.	55,120
3,400	UICI	104,924
2,300	United Fire & Casualty Co.	94,783
4,600	United Rentals, Inc. *	83,030
2,500	Universal American Financial Corp. *	57,375
10,027	Washington Federal, Inc.	234,933
3,900	Webster Financial Corp.	179,088
1,900	WellChoice, Inc. *	135,090
6,800	WR Berkley Corp.	241,332
		12,678,331

	Food & Beverage — 1.8%
1,300	American Italian Pasta Co.-Class A	14,339
3,000	Chiquita Brands International, Inc.	75,600
950	Corn Products International, Inc.	21,394
4,200	Molson Coors Brewing Co.-Class B	269,262
1,350	Sanderson Farms, Inc.	49,855
260	Seaboard Corp.	333,840
2,600	Sensient Technologies Corp.	48,802
4,400	Smithfield Foods, Inc. *	122,540
10,500	Tyson Foods, Inc.-Class A	186,690
		1,122,322

6	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Health Care — 8.5%
3,700	Apria Healthcare Group *	126,651
4,600	BioScrip, Inc. *	29,072
1,300	Community Health Systems, Inc. *	47,879
1,100	DENTSPLY International, Inc.	58,267
1,000	Haemonetics Corp. *	44,440
18,500	Health Net, Inc. *	853,035
1,050	Healthcare Services Group, Inc.	19,372
4,600	Henry Schein, Inc. *	191,774
16,500	Humana, Inc. *	794,640
1,900	ICU Medical, Inc. *	57,703
1,300	Invacare Corp.	54,080
1,400	Invitrogen Corp. *	118,622
1,400	Kindred Healthcare, Inc. *	42,840
13,800	King Pharmaceuticals Inc *	202,860
11,200	Lincare Holdings, Inc. *	474,208
5,400	Omnicare, Inc.	283,770
7,600	Owens & Minor, Inc.	217,816
5,500	Pacificare Health Systems, Inc. *	414,590
6,800	Pharmaceutical Product Development, Inc. *	382,636
1,900	Priority Healthcare Corp.-Class B *	52,991
1,500	RehabCare Group, Inc. *	33,705
2,800	ResMed, Inc. *	202,552
1,500	Techne Corp. *	85,455
2,700	Triad Hospitals, Inc. *	129,978
4,980	Universal Health Services, Inc.-Class B	254,528
		5,173,464

	Machinery — 1.1%
900	Dril-Quip, Inc. *	37,818
1,500	Flowserve Corp. *	55,710
700	Gulfmark Offshore, Inc. *	20,853
700	Lufkin Industries, Inc.	32,298
1,700	NACCO Industries, Inc.-Class A	185,215
900	National-Oilwell Varco, Inc. *	57,789
2,900	Oil States International, Inc. *	100,514
1,350	RPC, Inc.	31,320

See accompanying notes to the financial statements.	7

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Machinery — continued
1,600	Stewart & Stevenson Services Corp.	38,992
1,400	Tidewater, Inc.	62,356
1,500	W-H Energy Services, Inc. *	48,675
		671,540

	Manufacturing — 2.7%
1,500	Aptargroup, Inc.	74,595
700	Ball Corp.	26,257
4,000	Crown Holdings, Inc. *	67,560
1,100	Greif, Inc.-Class A	64,735
1,100	Harsco Corp.	64,515
2,721	Kaman Corp.-Class A	65,277
1,200	Longview Fibre Co.	24,240
1,000	Mobile Mini, Inc. *	41,920
3,600	Mueller Industries, Inc.	94,356
12,300	Owens-IIlinois, Inc. *	317,340
5,100	Pall Corp.	145,860
6,200	Rock-Tenn Co.-Class A	94,488
2,500	Shaw Group (The), Inc. *	52,750
800	Sonoco Products Co.	22,744
10,800	SPX Corp	491,832
		1,648,469

	Metals & Mining — 0.2%
800	CONSOL Energy, Inc.	55,760
3,900	USEC, Inc.	45,903
		101,663

	Oil & Gas — 3.2%
4,200	Ashland, Inc.	255,318
2,900	Giant Industries, Inc. *	142,825
2,700	Helmerich & Payne, Inc.	160,434
1,500	Holly Corp.	84,510
1,000	Pogo Producing Co.	56,000
3,200	Premcor, Inc.	312,170
5,400	Pride International, Inc. *	136,620

8	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued
3,800	Stone Energy Corp. *	199,082
1,400	Sunoco, Inc.	101,780
8,900	Tesoro Corp.	514,420
		1,963,159

	Primary Process Industry — 1.4%
1,100	Carpenter Technology Corp.	61,270
7,800	Commercial Metals Co.	233,454
300	Cytec Industries, Inc.	14,280
1,800	FMC Corp. *	102,528
1,000	NS Group, Inc. *	41,620
2,800	OfficeMax, Inc.	82,740
1,200	Olympic Steel, Inc. *	19,920
800	Quanex Corp.	49,208
5,000	Ryerson Tull, Inc.	102,700
1,900	Steel Technologies, Inc.	44,479
3,258	Stepan Co.	85,034
2,200	Worthington Industries, Inc.	39,820
		877,053

	Retail Stores — 7.9%
8,900	7-Eleven, Inc. *	252,226
3,800	Abercrombie & Fitch Co - Class A	211,318
1,478	American Eagle Outfitters, Inc.	42,315
1,600	Barnes & Noble, Inc. *	60,432
10,500	BJ’s Wholesale Club, Inc. *	299,775
18,000	Blockbuster, Inc.-Class A	118,260
900	Brown Shoe Co., Inc.	32,220
2,100	Building Materials Holding Corp.	196,308
2,250	Cato Corp.-Class A	43,650
900	Charlotte Russe Holding, Inc. *	12,357
3,800	Chico’s FAS, Inc. *	131,898
1,400	Claire’s Stores, Inc.	32,872
11,700	Dollar Tree Stores, Inc. *	266,409
5,900	Great Atlantic & Pacific Tea Co. *	149,742
6,000	Group 1 Automotive, Inc. *	177,600

See accompanying notes to the financial statements.	9

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Retail Stores — continued
6,100	Ingles Markets, Inc.-Class A	91,195
7,400	Insight Enterprises, Inc. *	139,342
5,300	Lithia Motors, Inc.-Class A	157,357
2,000	Longs Drug Stores Corp.	84,800
1,800	Men’s Wearhouse, Inc. *	54,864
1,500	Neiman-Marcus Group, Inc.-Class A	148,350
11,000	O’Reilly Automotive, Inc. *	303,270
3,200	Pantry (The), Inc. *	114,848
3,300	Pathmark Stores, Inc. *	35,640
2,100	Payless Shoesource, Inc. *	38,934
10,600	Pier 1 Imports, Inc.	131,970
13,100	Rent-A-Center, Inc. *	264,620
1,500	Retail Ventures, Inc. *	17,130
4,500	Ross Stores, Inc.	111,960
5,900	Shopko Stores, Inc. *	146,733
8,500	Sonic Automotive, Inc.	199,325
10,200	Supervalu, Inc.	354,960
2,900	Too, Inc. *	77,314
7,600	United Auto Group, Inc.	256,500
1,900	Williams-Sonoma, Inc. *	76,475
		4,832,969

	Services — 5.8%
4,675	Applebee’s International, Inc.	103,364
2,250	Applied Industrial Technologies, Inc.	80,797
3,800	Aqua America, Inc.	130,188
2,000	Bob Evans Farms, Inc.	48,380
9,700	Brinker International, Inc. *	360,355
900	California Pizza Kitchen, Inc. *	26,631
1,100	Catalina Marketing Corp.	26,334
2,400	CBRL Group, Inc.	86,784
350	CEC Entertainment, Inc. *	12,002
12,500	Darden Restaurants, Inc.	392,625
2,550	Factset Research Systems, Inc.	89,250
4,700	Handleman Co.	65,753
800	Ihop Corp.	32,128

10	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Services — continued
2,700	Interactive Data Corp. *	61,803
1,600	Isle of Capri Casinos, Inc. *	35,184
2,200	ITT Educational Services, Inc. *	111,848
5,320	Jack in the Box, Inc. *	187,636
4,500	Manpower, Inc.	202,770
700	Marcus Corp.	13,496
2,400	Nash Finch Co.	100,800
1,900	O’Charley’s, Inc. *	31,141
8,600	Outback Steakhouse, Inc.	357,846
2,800	Papa John’s International, Inc. *	133,896
6,000	Performance Food Group Co. *	185,820
5,200	Regis Corp.	212,940
10,900	Ryan’s Restaurant Group, Inc. *	139,629
6,800	Sabre Holdings Corp.	130,424
2,500	Servicemaster Co.	34,350
500	URS Corp. *	18,840
3,700	World Fuel Services Corp.	120,990
		3,534,004

	Technology — 6.1%
2,800	American Power Conversion Corp.	73,276
10,204	Arrow Electronics, Inc. *	304,283
10,700	Avnet, Inc. *	268,035
5,800	BEA Systems, Inc. *	51,156
2,200	Bell Microproducts, Inc. *	22,286
1,600	Black Box Corp.	68,752
4,300	Brightpoint, Inc. *	123,238
1,300	Coherent, Inc. *	41,327
2,300	Comverse Technology, Inc. *	59,294
23,000	Convergys Corp. *	327,060
1,800	Diebold, Inc.	86,400
700	EDO Corp.	19,663
2,100	General Cable Corp. *	32,949
4,100	Goodrich Corp.	187,862
3,200	Harris Corp.	123,552
1,500	Hutchinson Technology, Inc. *	39,600

See accompanying notes to the financial statements.	11

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
26,850	Ingram Micro, Inc.-Class A *	470,144
1,600	International Rectifier Corp. *	76,960
4,800	LSI Logic Corp. *	46,272
3,600	Mantech International Corp.-Class A *	111,636
3,000	Maximus, Inc.	112,980
700	Paxar Corp. *	13,167
4,800	Pomeroy IT Solutions, Inc. *	61,968
2,100	QLogic Corp. *	72,576
5,400	Reynolds & Reynolds, Inc. (The)-Class A	154,116
2,200	Storage Technology Corp. *	81,290
3,000	SYKES Enterprises, Inc. *	31,950
9,297	Tech Data Corp. *	340,363
1,600	Unisys Corp. *	10,640
4,300	United Stationers, Inc. *	201,670
6,100	Western Digital Corp. *	84,485
		3,698,950

	Transportation — 1.1%
1,800	Alaska Air Group, Inc. *	60,696
5,400	America West Holdings Corp.-Class B *	38,016
11,800	AMR Corp. *	148,562
1,200	Arkansas Best Corp.	40,404
502	CNF, Inc.	25,336
6,700	Continental Airlines, Inc.-Class B *	89,579
100	Kirby Corp. *	4,700
2,900	Laidlaw International, Inc.	71,775
18,500	Northwest Airlines Corp.-Class A *	93,055
1,100	Overseas Shipholding Group, Inc.	67,265
1,900	SCS Transportation, Inc. *	30,495
1,000	US Xpress Enterprises, Inc.-Class A *	13,170
		683,053

12	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Utility — 7.2%
8,000	Allegheny Energy, Inc. *	241,280
5,400	Alliant Energy Corp.	162,270
50,600	Centerpoint Energy, Inc.	719,026
15,200	CMS Energy Corp. *	244,720
9,000	Duquesne Light Holdings, Inc.	163,350
1,700	El Paso Electric Co. *	35,632
6,800	Energy East Corp.	178,296
6,100	Great Plains Energy, Inc.	189,649
2,600	MDU Resources Group, Inc.	83,668
3,726	National Fuel Gas Co.	112,190
6,900	Northeast Utilities	137,448
8,700	NSTAR	257,172
24,500	Pepco Holdings, Inc.	559,580
6,400	Pinnacle West Capital Corp.	287,552
1,900	PNM Resources, Inc.	56,202
5,900	Puget Energy, Inc.	134,343
3,100	SCANA Corp.	131,409
2,800	Talk America Holdings, Inc. *	25,676
33,100	TECO Energy, Inc.	576,271
3,600	Time Warner Telecom, Inc.-Class A *	27,720
2,000	Wisconsin Energy Corp.	78,340
		4,401,794

	TOTAL COMMON STOCKS (COST $50,643,633)	59,039,721

See accompanying notes to the financial statements.	13

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 3.7%

	Repurchase Agreement(s) — 3.7%
2,277,266	Citigroup Global Markets Repurchase Agreement, dated 08/31/2005, due 09/01/2005, with a maturity value of $2,277,425 and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.0%, maturity date of 02/15/2026 and a market value including accrued interest of $2,322,812.	2,277,266

	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,277,266)	2,277,266

	TOTAL INVESTMENTS — 100.4%
	(Cost $52,920,899)	61,316,987

	Other Assets and Liabilities (net) — (0.4%)	(271,796)

	TOTAL NET ASSETS — 100.0%	$61,045,191

	Notes to Schedule of Investments:

	REIT - Real Estate Investment Trust
	* Non-income producing security.

14	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

3	Russell 2000	September 2005	$1,000,800	$26,196

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	15

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $52,920,899) (Note 2)	$61,316,987
Receivable for investments sold	501,391
Dividends and interest receivable	65,795
Receivable for variation margin on open futures contracts (Note 2)	19,950
Receivable for collateral on open futures contracts (Note 2)	40,500
Receivable for expenses reimbursed by Manager (Note 3)	7,099

Total assets	61,951,722

Liabilities:
Payable for investments purchased	725,156
Payable for Fund shares repurchased	101,344
Payable to affiliate for (Note 3):
Management fee	17,121
Shareholder service fee	7,782
Trustees and Chief Compliance Officer fees	271
Accrued expenses	54,857

Total liabilities	906,531
Net assets	$61,045,191

Net assets consist of:
Paid-in capital	$43,829,122
Accumulated undistributed net investment income	182,897
Accumulated net realized gain	8,610,888
Net unrealized appreciation	8,422,284
$61,045,191

Net assets attributable to:
Class III shares	$61,045,191

Shares outstanding:
Class III	5,049,626

Net asset value per share:
Class III	$ 12.09

16	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 742,463
Interest (including securities lending income of $58,161)	75,628

Total investment income	818,091

Expenses:
Management fee (Note 3)	119,318
Shareholder service fee (Note 3) - Class III	54,235
Custodian, fund accounting agent and transfer agent fees	19,596
Audit and tax fees	22,908
Legal fees	1,104
Trustees fees and related expenses (Note 3)	1,037
Registration fees	6,164
Miscellaneous	952
Total expenses	225,314
Fees and expenses reimbursed by Manager (Note 3)	(50,232)
Net expenses	175,082

Net investment income (loss)	643,009

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	8,799,190
Closed futures contracts	131,536

Net realized gain (loss) on investments	8,930,726

Change in net unrealized appreciation (depreciation) on:
Investments	(4,977,214)
Open futures contracts	33,298

Net unrealized gain (loss)	(4,943,916)

Net realized and unrealized gain (loss)	3,986,810

Net increase (decrease) in net assets resulting from operations	$4,629,819

See accompanying notes to the financial statements.	17

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 643,009	$ 1,383,615
Net realized gain (loss)	8,930,726	30,048,028
Change in net unrealized appreciation (depreciation)	(4,943,916)	(25,127,123)

Net increase (decrease) in net assets from operations	4,629,819	6,304,520

Distributions to shareholders from:
Net investment income
Class III	(965,487)	(1,320,881)
Net realized gains
Class III	(5,353,004)	(39,426,031)

	(6,318,491)	(40,746,912)
Net share transactions (Note 7):
Class III	(17,469,098)	(65,419,740)

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	118,464	678,238

Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(17,350,634)	(64,741,502)

Total increase (decrease) in net assets	(19,039,306)	(99,183,894)

Net assets:
Beginning of period	80,084,497	179,268,391
End of period (including accumulated undistributed net investment income of $182,897 and $505,375, respectively)	$ 61,045,191	$ 80,084,497

18	See accompanying notes to the financial statements.

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 12.38		$ 15.51	$ 9.81	$ 14.91	$ 13.86	$ 12.41
Income (loss) from investment operations:
Net investment income (loss)	0.11	†	0.19 †	0.17	0.18	0.23	0.23
Net realized and unrealized gain (loss)	0.74		1.32	5.78	(2.74)	1.58	2.38
Total from investment operations	0.85		1.51	5.95	(2.56)	1.81	2.61
Less distributions to shareholders:
From net investment income	(0.16)		(0.16)	(0.15)	(0.17)	(0.21)	(0.20)
From net realized gains	(0.98)		(4.48)	(0.10)	(2.37)	(0.55)	(0.96)
Total distributions	(1.14)		(4.64)	(0.25)	(2.54)	(0.76)	(1.16)
Net asset value, end of period	$ 12.09		$ 12.38	$ 15.51	$ 9.81	$ 14.91	$ 13.86
Total Return (a)	6.87	%**	14.98%	61.14%	(18.58)%	13.39%	22.14%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,045		$80,084	$179,268	$146,915	$313,596	$305,178
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.78	%*	1.48%	1.21%	1.21%	1.60%	1.73%
Portfolio turnover rate	25	%**	66%	86%	69%	59%	111%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.14	%*	0.12%	0.08%	0.08%	0.04%	0.06%
Purchase premiums and redemption fees consisted of the following per share amounts: †	$ 0.02		$ 0.09	$ 0.04	$ 0.08	$ 0.01	$ 0.03

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Small/Mid Cap Value Fund (the “Fund”) (formerly GMO Small Cap Value Fund) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks long-term growth of capital.  The Fund’s benchmark is the Russell 2500 Value Index.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying

20

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap contracts.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities

21

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $72,316 and $14,155, respectively.  As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

22

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$53,215,053	$10,861,707	$(2,759,773)	$8,101,934

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, (if any), is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.50% of the amount invested or redeemed.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $262 and $50,621 in purchase premiums and $118,202 and $627,617 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

23

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

GMO has entered into a binding agreement effective until at least October 31, 2005 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $853 and $279, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $17,083,136 and $39,381,558, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 32.1% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.1% of the Fund’s shares was held by eight related parties comprised of certain GMO employee accounts, and 65.5% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

24

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	298,808	$ 3,457,002	1,651,363	$ 21,168,002
Shares issued to shareholders in reinvestment of distributions	505,423	6,140,423	3,397,583	40,265,442
Shares repurchased	(2,225,440)	(27,066,523)	(10,134,287)	(126,853,184)
Purchase premiums and redemption fees	—	118,464	—	678,238
Net decrease	(1,421,209)	$(17,350,634)	(5,085,341)	$ (64,741,502)

8.              Subsequent Event

On September 16, 2005, shareholders of the Fund holding 95.4% of the Fund’s then outstanding shares requested the redemption of their shares.  On the same day, the Fund transferred assets and liabilities (representing on a net basis 95.4% of the Fund’s net assets) to GMO U.S. Small/Mid Cap Value Fund in consideration for all of the outstanding shares of GMO U.S. Small/Mid Cap Value Fund, thereby allowing the Fund to honor the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Small/Mid Cap Value Fund.  The preceding events are hereafter referred to as the Redemption Transaction. The Fund continues to operate in a manner consistent with its operations prior to the Redemption Transaction.

The Redemption Transaction did not result in the recognition of gain or loss to the Fund for tax purposes.

It is expected that the Fund will be treated as being a partnership for tax purposes subsequent to the Redemption Transaction.

On September 9, 2005, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock Value Opportunities Fund in exchange for Class A shares of John Hancock Value Opportunities Fund.  That transaction is subject to shareholder approval. A related filing is currently under review by the Securities and Exchange Commission.

25

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Small/Mid Cap Value Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

26

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

27

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

28

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
3,730,608	2,576	0	0

29

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees,  and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

30

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.48%	$1,000.00	$1,068.70	$2.50
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*                 Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005 multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

31

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	100.2%
Mutual Fund	3.5
Futures	0.1
Written Options	(0.6)
Swaps	(1.4)
Other Assets and Liabilities (net)	(1.8)
100.0%

1

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 100.2%

	Asset-Backed Securities — 94.5%

	Auto Financing — 12.7%
7,000,000	ARG Funding Corp, Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 3.75%, due 05/20/11	6,992,891
2,845,460	Daimler Chrysler Auto Trust, Series 05-B, Class A1, 144A, 3.26%, due 05/08/06	2,844,350
7,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 3.60%, due 01/15/09	7,001,260
5,750,000	Daimler Chrysler Master Owner Trust, Series 2004-B, Class A, Variable Rate, 1 mo. LIBOR + .01%, 3.58%, due 08/17/09	5,758,984
10,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 3.72%, due 05/15/10	10,000,390
4,000,000	GE Dealer Floorplan Master Trust, Series 2005-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.65%, due 04/20/10	4,000,000
6,034,811	Honda Auto Receivables Owner Trust, Series 05-3, Series A1, 3.42%, due 06/19/06	6,030,888
4,580,531	Household Automotive Trust, Series 05-2, Class A1, 3.70%, due 08/17/06	4,578,563
7,000,000	Nissan Master Owner Trust Receivables, Series 03-A, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 3.63%, due 09/15/08	7,002,870
8,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 3.60%, due 07/15/10	8,007,500
8,000,000	Superior Wholesale Inventory Financing Trust, Series 05-A12, Class A, Variable Rate, 1 mo. LIBOR + .18%, 3.75%, due 06/15/10	8,000,000
10,000,000	Superior Wholesale Inventory Financing Trust, Series 2004-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 3.19%, due 09/15/11	9,950,900
3,488,971	Triad Auto Receivables Owner Trust, Series 05-A, Class A1, 3.30%, due 06/12/06	3,486,668
8,000,000	Truck Retail Installment Paper Corp, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR +.27%, 3.84%, due 12/15/16	7,996,480
1,628,418	Wachovia Auto Owner Trust, Series 05-4, Class A1, 3.34%, due 05/22/06	1,626,636
4,683,646	Wells Fargo Financial Auto Owner Trust, Series 05-A, Class A1, 3.39%, due 06/15/06	4,679,946
5,000,000	Wheels SPV, LLC, Series 2005-B, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 3.65%, due 06/10/10	4,998,200
7,500,000	World Omni Auto Receivables Trust, Series 05-B, Class A1, 3.83%, due 08/21/06	7,500,000
		110,456,526

2	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Business Loans — 5.8%
4,745,867	Bayview Commercial Asset Trust, Series 04-3, Class A1, Variable Rate, 1 mo. LIBOR + .37%, 4.01%, due 01/25/35	4,753,793
4,721,461	Capitalsource Commercial Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 3.70%, due 03/22/10	4,721,461
8,327,685	GE Business Loan Trust, Series 2005-1A, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 3.64%, due 12/15/09	8,327,685
5,805,790	Lehman Brothers Small Balance Commercial, Series 05-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 02/25/30	5,803,978
8,000,000	Marlin Leasing Receivables LLC, Series 05-1A, Class A1, Variable Rate, 4.05%, due 08/15/06	8,000,000
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.75%, due 02/25/13	5,000,000
5,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR +.12%, 3.69%, due 05/13/10	5,000,000
9,000,000	Textron Financial Floorplan Master Note, Series 2005-1A, Class A, Variable Rate, 1 mo. LIBOR +.12%, 3.69%, due 05/13/10	9,000,000
		50,606,917

	CMBS Collateralized Debt Obligations — 0.8%
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, Variable Rate, 1 mo. LIBOR + .32%, 3.96%, due 08/26/30	7,000,000

	Credit Cards — 19.8%
6,000,000	Advanta Business Card Master Trust, Series 00-C, Class A, Variable Rate, 1 mo. LIBOR + .25%, 3.86%, due 04/20/08	6,001,641
6,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 3.68%, due 04/20/11	6,496,620
7,000,000	American Express Credit Account Master Trust, Series 01-7, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.69%, due 02/16/09	7,010,117
5,000,000	American Express Credit Account Master Trust, Series 2005-3, Class A, Variable Rate, 1 mo. LIBOR, 3.57%, due 01/18/11	4,998,400
10,000,000	American Express Credit Account Master Trust, Series 2005-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.61%, due 02/15/13	10,000,000
5,760,000	Bank One Issuance Trust, Series 2003 - A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 3.68%, due 06/15/11	5,777,510
5,530,000	Capital One Mulit-Asset Execution Trust, Series 2003-A3, Class A3, Variable Rate, 1 mo. LIBOR + .25%, 3.82%, due 05/16/11	5,566,291
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 3.58%, due 06/16/14	5,021,300
7,875,000	Chase Credit Card Master Trust, Series 2003-3, Class A, Variable Rate, 1 mo. LIBOR +.11%, 3.68%, due 10/15/10	7,894,072

See accompanying notes to the financial statements.	3

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Credit Cards — continued
4,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 3.92%, due 02/07/10	4,014,844
10,000,000	Citibank Credit Card Issuance Trust, Series 01-A2, Class A2, Variable Rate, 3 mo. LIBOR + .12%, 3.87%, due 02/07/08	9,997,700
9,750,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 3.70%, due 08/15/10	9,768,281
10,000,000	Discover Card Master Trust I, Series 2004-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 3.64%, due 05/15/12	9,983,594
4,000,000	Discover Card Master Trust I, Series 2005-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 3.58%, due 09/16/10	3,990,000
7,500,000	First USA Credit Card Master Trust, Series 1997-8, Class A, Variable Rate, 1 mo. LIBOR + .15%, 3.73%, due 05/17/10	7,518,750
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.61%, due 03/15/13	7,000,000
7,000,000	Gracechurch Card Funding PLC, Series 3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.68%, due 03/15/10	7,017,500
5,000,000	Gracechurch Card Funding PLC, Series 4, Class A, Variable Rate, 1 mo. LIBOR + .05%, 3.62%, due 06/15/08	5,001,900
7,000,000	Household Credit Card Master Note Trust I, Series 00-1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.71%, due 08/15/08	7,002,730
5,500,000	Household Private Label Credit Card Master Note Trust I, Series 2002-2, Class A, Variable Rate, 1 mo. LIBOR + .17%, 3.74%, due 01/18/11	5,514,795
5,000,000	MBNA Master Credit Card Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 3.57%, due 12/15/10	5,000,000
4,000,000	MBNA Master Credit Card Trust, Series 2002-12A, Class A12, Variable Rate, 1 mo. LIBOR + .06%, 3.63%, due 04/15/08	4,004,800
7,500,000	MBNA Master Credit Card Trust, Series 2003-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 3.72%, due 01/15/14	7,533,398
7,000,000	Pillar Funding PLC, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.55%, due 09/15/11	7,001,094
7,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class B, Variable Rate, 1 mo. LIBOR + .50%, 4.07%, due 03/15/13	6,997,130
6,640,000	World Financial Network Credit Card Master Trust, Series 2003-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 3.94%, due 05/15/12, 3.94%, due 05/15/12	6,692,912
		172,805,379

	Emerging Markets Collateralized Debt Obligations — 0.5%
4,000,000	Santiago CDO Ltd, Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 3.80%, due 04/18/17	4,005,200

4	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Equipment Leases — 2.7%
2,156,533	Caterpillar Financial Asset Trust, Series 05-A, Class A1, 3.21%, due 04/25/06	2,153,500
7,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 3.43%, due 06/15/12	6,997,812
9,000,000	CNH Wholesale Master Note Trust, Series 2005-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.68%, due 06/15/11	9,000,000
5,136,116	GE Commercial Equipment Financing LLC, Series 2005-1, Class A1, Variable Rate, 3.42%, due 06/20/06	5,144,141
		23,295,453

	Insurance Premiums — 0.8%
7,000,000	AICCO Premium Finance Master Trust, Series 2004-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 3.75%, due 11/17/08	7,006,562

	Insured Auto Financing — 3.4%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 3.73%, due 04/20/10	4,963,150
4,736,864	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A1, MBIA, 3.30%, due 06/06/06	4,734,458
5,500,000	AmeriCredit Automobile Receivables Trust, Series 05-CF, Class A1, 3.84%, due 09/06/06	5,500,880
7,000,000	Capital One Auto Finance Trust, Series 2005-A, Class A4, Variable Rate, 1 mo. LIBOR + .05%, 3.62%, due 12/15/11	6,994,260
7,000,000	Rental Car Finance Corp, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 3.84%, due 06/25/09	7,008,764
		29,201,512

	Insured Credit Cards — 0.8%
7,000,000	Cabela’s Master Credit Card Trust, Series 2004-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 3.39%, due 03/15/11	7,015,680

	Insured Residential Mortgage-Backed Securities (United States) — 0.5%
4,186,748	Quest Trust, Series 2005-X1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .18%, 3.82%, due 03/25/35	4,186,748

	Insured Time Share — 0.8%
7,000,000	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, Variable Rate, 1 mo. LIBOR + .18%, 3.72%, due 05/20/17	7,000,000

See accompanying notes to the financial statements.	5

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Investment Grade Corporate Collateralized Debt Obligations — 4.0%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + .80%, 4.33%, due 08/05/09	2,005,000
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3mo. LIBOR + .65%, 4.08%, due 12/20/09	5,020,000
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3mo. LIBOR + .75%, 4.18%, due 12/20/09	2,988,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3mo. LIBOR + .52%, 3.76%, due 03/20/10	2,997,000
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3mo. LIBOR + .40%, 3.88%, due 12/20/10	6,006,000
3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3mo. LIBOR + .45%, 3.88%, due 03/20/10	2,997,000
6,000,000	Morgan Stanley ACES SPC, Series 2004-16, Class I, 144A, Variable Rate, 3mo. LIBOR + .40%, 4.13%, due 08/05/09	6,006,000
7,000,000	Salisbury International Investments Ltd, Series E, Note, (MTN), Variable Rate, 3mo. LIBOR + .42%, 3.86%, due 06/22/10	6,991,250
		35,010,250

	Other — 0.2%
2,000,000	Ensec Home Finance Pool Limited, Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 3.77%, due 05/15/14	2,001,797

	Rate Reduction Bonds — 1.1%
5,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	5,006,055
5,000,000	PG&E Energy Recovery Funding LLC, Series 2005-1, Class A4, 4.37%, due 06/25/14	4,982,000
		9,988,055

	Residential Asset-Backed Securities (United States) — 22.7%
4,692,422	ACE Securities Corp., Series 2005-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 3.42%, due 06/25/11	4,692,750
7,000,000	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 3.91%, due 03/25/35	7,009,870
7,748,358	Aegis Asset Backed Securities Trust, Series 05-3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 3.74%, due 08/25/35	7,748,358
6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 3.56%, due 02/28/40	6,499,492
2,706,607	Bear Stearns Asset Backed Securities Inc., Series 03-HE4, Class A1, Variable Rate, 1 mo. LIBOR + .18%, 3.82%, due 06/25/31	2,706,905

6	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) — continued
1,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 3.79%, due 05/25/35	1,000,000
6,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 05/25/35	6,000,000
1,840,891	Centex Home Equity, Series 04-C, Class AV3, Variable Rate, 1 mo. LIBOR + .13%, 3.15%, due 11/25/28	1,840,983
1,600,000	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 3.84%, due 07/25/34	1,601,937
1,200,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 3.98%, due 01/25/35	1,202,250
8,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 06/25/35	7,990,625
2,450,844	Citifinancial Mortgage Securities Inc, Series 04-1, Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 3.73%, due 04/25/34	2,450,011
5,990,556	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class A3A, Variable Rate, 1 mo. LIBOR + .09%, 3.12%, due 05/25/35	5,990,017
1,907,238	Countrywide Asset-Backed Certificates, Series 05-4, Class AF, Variable Rate, 1 mo. LIBOR + .13%, 3.96%, due 05/25/07	1,906,642
7,000,000	Countrywide Asset-Backed Certificates, Series 2004-14, Class A2, Variable Rate, 1 mo. LIBOR + .27%, 3.91%, due 06/25/35	7,002,187
426,693	Credit-Based Asset Servicing and Securitization, Series 04-CB4, Class A1, Variable Rate, 1 mo. LIBOR + .17%, 3.81%, due 05/25/35	426,732
1,560,403	Finance America Mortgage Loan Trust, Series 04-1, Class 2A1, Variable Rate, 1 mo. LIBOR + .17%, 3.81%, due 06/25/34	1,560,512
9,000,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFH2, Class A2, Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 04/25/35	9,000,000
6,000,000	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 3.66%, due 04/25/35	5,996,314
9,000,000	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 3.80%, due 07/25/07	9,000,000
7,000,000	Greenpoint Mortgage Funding Trust, Series 05-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 3.74%, due 09/25/34	6,996,719
10,500,000	GSAMP Trust, Series 2005-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + 0.22%, 3.86%, due 06/25/35	10,490,156
5,000,000	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 3.85%, due 01/20/35	5,000,000
3,170,362	Indy Mac Home Equity Loan Asset-Backed Trust, Series 04-C, Class AII-1, Variable Rate, 1 mo. LIBOR + .16%, 3.80%, due 03/25/35	3,170,425

See accompanying notes to the financial statements.	7

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
4,740,185	Master Asset Backed Securities Trust, Series 05-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 3.16%, due 05/25/35	4,740,185
3,633,598	Master Asset Backed Securities Trust, Series 05-NC1, Class A3, Variable Rate, 1 mo. LIBOR + .13%, 3.77%, due 12/25/34	3,633,598
7,538,721	New Century Home Equity Loan Trust, Series 05-3, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 3.73%, due 07/25/35	7,550,500
4,500,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 3.89%, due 05/25/35	4,500,000
8,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 08/25/35	8,000,000
4,346,148	Ownit Mortgage Loan Asset Backed Certificates, Series 05-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 3.75%, due 03/25/36	4,340,036
9,000,000	Park Place Securities, Inc., Series 2005-WCW2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 3.79%, due 07/25/35	9,000,000
8,000,000	Park Place Securities, Inc., Series 2005-WCWI, Class A3B, Variable Rate, 1 mo. LIBOR + .16%, 3.80%, due 09/25/35	7,930,000
8,000,000	People’s Choice Home Loan Securities Trust, Series 2005-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 3.91%, due 08/25/35	8,000,000
4,000,000	Residential Asset Mortgage Products Inc, Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 04/25/35	3,995,000
3,050,164	Residential Asset Mortgage Products, Inc., Series 2004-RZ3, Class AII1, Variable Rate, 1 mo. LIBOR + .17%, 3.81%, due 06/25/24	3,053,977
7,000,000	Residential Asset Securities Corp., Series 04-KS12, Class AI2, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 01/25/35	7,011,758
2,017,883	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 3.74%, due 12/25/35	2,017,883
7,000,000	Structured Asset Securities Corp., Series 2005-WF1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 3.84%, due 02/25/35	6,992,888
		198,048,710
	Residential Mortgage-Backed Securities (Australian) — 3.9%
5,147,800	Australian Mortgage Securities II, G3 A1A, Variable Rate, 3 mo. LIBOR + .21%, 3.34%, due 01/10/35	5,160,000
5,934,625	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 3.94%, due 11/19/37	5,941,116
6,991,503	Interstar Millennium Trust, Series 2005-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 3.49%, due 12/08/36	6,990,804
5,925,210	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 3.84%, due 05/10/36	5,923,907

8	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
5,336,669	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 3.54%, due 03/20/34	5,336,509
4,309,616	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 3.52%, due 03/23/36	4,306,815
		33,659,151

	Residential Mortgage-Backed Securities (European) — 5.3%
5,714,280	Granite Master Issuer PLC, Series 05-1, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 3.65%, due 12/20/19	5,714,280
5,000,000	Granite Master Issuer PLC, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 3.90%, due 12/20/54	5,000,000
6,843,410	Leek Finance PLC, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.58%, due 03/21/37	6,831,776
7,000,000	Paragon Mortgages PLC, Series 6A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 3.76%, due 03/15/30	7,023,242
3,550,000	Permanent Financing PLC, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 3.47%, due 12/10/11	3,551,456
5,000,000	Permanent Financing PLC, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 3.42%, due 09/10/14	5,006,250
6,000,000	Permanent Financing PLC, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 3.49%, due 06/10/14	5,999,460
6,818,560	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 3.83%, due 08/10/30	6,812,168
		45,938,632

	Student Loans — 8.0%
5,000,000	College Loan Corporation Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 3.76%, due 04/25/16	5,004,700
2,000,000	College Loan Corporation Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 3.68%, due 01/25/14	1,998,760
4,649,412	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 3.50%, due 09/29/14	4,645,416
5,000,000	Montana Higher Education Student Assistance Corp, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR +.04%, 3.39%, due 06/20/15	4,997,600
8,000,000	National Collegiate Student Loan Trust, Series 2005-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 3.79%, due 02/25/26	8,013,440
7,000,000	Nelnet Educational Loan Funding Corp, Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 3.94%, due 11/25/15	7,004,690
9,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 3.84%, due 06/22/17	8,991,563

See accompanying notes to the financial statements.	9

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
3,272,193	SLM Student Loan Trust, Series 05-2, Class A1, Variable Rate, 3 mo. LIBOR - .02%, 3.63%, due 04/25/10	3,271,068
5,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 3.68%, due 07/25/16	4,992,022
9,000,000	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 3.66%, due 07/25/16	8,997,188
5,000,000	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 3.72%, due 01/25/18	4,994,000
6,842,730	SLM Student Loan Trust, Series 2005-4, Class A1, Variable Rate, 3 mo. LIBOR, 3.66%, due 10/26/15	6,842,730
		69,753,177

	Utilities — 0.7%
6,000,000	PSE&G Transition Funding LLC, Series 2001-1, Class A4, Variable Rate, 3 mo. LIBOR +.30%, 3.71%, due 06/15/11	6,037,266

	Total Asset-Backed Securities	823,017,015

	U.S. Government — 5.7%
24,078,200	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	25,537,941
25,000,000	U.S. Treasury Note, 2.50%, due 10/31/06 (b)	24,628,908
		50,166,849

	TOTAL DEBT OBLIGATIONS (COST $874,025,120)	873,183,864

10	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUND — 3.5%

30,234,577	Merrimac Cash Series, Premium Class	30,234,577
	TOTAL MUTUAL FUND (COST $30,234,577)	30,234,577

	TOTAL INVESTMENTS — 103.7%
	(Cost $904,259,697)	903,418,441

	Other Assets and Liabilities (net) — (3.7%)	(32,185,836)

	TOTAL NET ASSETS — 100.0%	$871,232,605

	Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN - Medium Term Note
Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2005, which are subject to change based on the terms of the security.
(a) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).

Currency Abbreviations:

CAD - Canadian Dollar	JPY - Japanese Yen
EUR - Euro	USD - United States Dollar
GBP - British Pound

See accompanying notes to the financial statements.	11

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

2,870	Eurodollar 90 Day	September 2005	$ 687,616,125	$1,336,175

Sales

109	U.S. Treasury Note 10 Yr.	September 2005	$ 12,308,484	$ (48,326)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Written Options

A summary of open written option contracts for the Fund at August 31, 2005, is as follows:

Notional		Expiration			Market
Amount		Date	Description	Premiums	Value
Call	$45,000,000	9/19/2005	USD Interest Rate Swaption, Strike 4.685%	$ 335,250	$ 918,604
Put	45,000,000	9/19/2005	USD Interest Rate Swaption, Strike 4.685%	335,250	44,279
Call	25,000,000	9/1/2005	USD Interest Rate Swaption, Strike 4.805%	205,000	737,072
Call	25,000,000	9/6/2005	USD Interest Rate Swaption, Strike 4.763%	208,750	650,353
Call	10,000,000	9/12/2005	USD Interest Rate Swaption, Strike 4.835%	75,000	316,988
Call	40,000,000	9/30/2005	USD Interest Rate Swaption, Strike 4.473%	310,000	310,000
Put	25,000,000	9/1/2005	USD Interest Rate Swaption, Strike 4.805%	205,000	—
Put	25,000,000	9/6/2005	USD Interest Rate Swaption, Strike 4.763%	208,750	200
Put	10,000,000	9/12/2005	USD Interest Rate Swaption, Strike 4.835%	75,000	406
Put	40,000,000	9/30/2005	USD Interest Rate Swaption, Strike 4.473%	310,000	310,000
Call	35,000,000	9/12/2005	USD Interest Rate Swaption, Strike 4.825%	262,500	1,081,608
Call	20,000,000	9/30/2005	USD Interest Rate Swaption, Strike 4.455%	156,000	156,000
Put	35,000,000	9/12/2005	USD Interest Rate Swaption, Strike 4.825%	262,500	1,683
Put	20,000,000	9/30/2005	USD Interest Rate Swaption, Strike 4.455%	156,000	156,000
Call	45,000,000	9/26/2005	USD Interest Rate Swaption, Strike 4.650%	335,250	835,606
Put	45,000,000	9/26/2005	USD Interest Rate Swaption, Strike 4.650%	335,250	95,087
				$3,775,500	$5,613,886

12	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Swap Agreements

Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
13,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$2,172
5,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(114,857)
							$(112,685)

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
240,000,000	CAD	4/5/2007	Deutsche Bank AG	Receive	3.39%	3 month Floating Canadian Dollar Offering Rate	$1,955,914
178,100,000	GBP	5/31/2007	JP Morgan Chase Bank	(Pay)	4.60%	6 month GBP LIBOR	(815,470)
324,200,000	USD	6/2/2007	Deutsche Bank AG	Receive	3.95%	3 month LIBOR	(1,366,780)
291,300,000	EUR	7/5/2007	Citigroup	(Pay)	2.19%	6 month EUR LIBOR	776,829
351,700,000	USD	7/5/2007	JP Morgan Chase Bank	Receive	4.03%	3 month LIBOR	(932,037)
201,800,000	GBP	8/1/2007	Deutsche Bank AG	(Pay)	4.51%	6 month GBP LIBOR	(694,568)
355,300,000	USD	8/3/2007	JP Morgan Chase Bank	Receive	4.41%	3 month LIBOR	1,505,187
51,000,000	USD	1/21/2008	Deutsche Bank AG	(Pay)	3.81%	3 month LIBOR	446,856
51,000,000	USD	6/16/2008	JP Morgan Chase Bank	(Pay)	4.15%	3 month LIBOR	86,515
225,000,000	USD	1/21/2010	Deutsche Bank AG	Receive	4.10%	3 month LIBOR	(1,491,655)
221,000,000	CAD	4/5/2010	JP Morgan Chase Bank	(Pay)	3.99%	3 month Floating Canadian Dollar Offering Rate	(4,269,507)
91,400,000	EUR	4/15/2010	Citigroup	Receive	3.05%	6 month EUR LIBOR	1,896,382
225,000,000	USD	6/16/2010	JP Morgan Chase Bank	Receive	4.28%	3 month LIBOR	58,976
92,000,000	EUR	7/15/2010	Citigroup	Receive	2.78%	6 month EUR LIBOR	540,071
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	(260)
77,000,000	CAD	4/5/2012	Deutsche Bank AG	(Pay)	4.31%	3 month Floating Canadian Dollar Offering Rate	(2,338,141)
150,000,000	USD	1/21/2013	Deutsche Bank AG	(Pay)	4.41%	3 month LIBOR	(466,198)
150,000,000	USD	6/16/2013	JP Morgan	(Pay)	4.43%	3 month LIBOR	(538,863)
165,000,000	USD	1/10/2015	Chase Bank
			Deutsche Bank AG	Receive	4.67%	3 month LIBOR	2,820,213

See accompanying notes to the financial statements.	13

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Interest Rate Swaps — continued

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
15,000,000	USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	$(36,156)
21,000,000	EUR	2/22/2015	Deutsche Bank AG	Receive	3.69%	6 month EUR LIBOR	1,131,210
21,000,000	EUR	3/21/2015	UBS AG	Receive	3.78%	6 month EUR LIBOR	1,301,081
60,000,000	EUR	3/21/2025	UBS AG	(Pay)	4.84%	6 month EUR LIBOR	(2,569,784)
124,000,000	CAD	4/5/2015	JP Morgan Chase Bank	Receive	4.60%	3 month Floating Canadian Dollar Offering Rate	6,877,693
100,000,000	EUR	4/15/2015	Citigroup	(Pay)	3.62%	6 month EUR LIBOR	(5,914,689)
100,000,000	USD	5/20/2015	Lehman Brothers	Receive	4.53%	3 month LIBOR	674,816
21,000,000	EUR	5/23/2015	JP Morgan Chase Bank	Receive	3.44%	6 month EUR LIBOR	573,595
45,500,000	GBP	6/15/2015	Citigroup	(Pay)	4.69%	6 month GBP LIBOR	(1,375,415)
9,002,200,000	JPY	6/17/2015	JP Morgan Chase Bank	Receive	1.28%	6 month JPY LIBOR	(557,899)
100,000,000	USD	7/11/2015	JP Morgan Chase Bank	Receive	4.44%	3 month LIBOR	(30,974)
50,400,000	GBP	7/14/2015	Deutsche Bank AG	(Pay)	4.65%	6 month GBP LIBOR	(1,305,059)
100,000,000	EUR	7/15/2015	Citigroup	(Pay)	3.35%	6 month EUR LIBOR	(1,650,551)
90,100,000	USD	7/18/2015	JP Morgan Chase Bank	Receive	4.57%	3 month LIBOR	870,005
25,100,000	GBP	8/15/2015	Deutsche Bank AG	(Pay)	4.63%	6 month GBP LIBOR	(567,220)
4,945,000,000	JPY	8/17/2015	Deutsche Bank AG	Receive	1.50%	6 month JPY LIBOR	506,172
60,000,000	EUR	2/22/2025	Deutsche Bank AG	(Pay)	4.70%	6 month EUR LIBOR	(995,018)
60,000,000	EUR	5/23/2025	JP Morgan Chase Bank	(Pay)	4.52%	6 month EUR LIBOR	(1,151,192)
86,000,000	USD	1/10/2035	Deutsche Bank AG	(Pay)	5.24%	3 month LIBOR	(7,213,467)
24,400,000	EUR	4/16/2035	Citigroup	Receive	4.19%	6 month EUR LIBOR	2,704,520
50,800,000	USD	5/20/2035	Lehman Brothers	(Pay)	4.89%	3 month LIBOR	(1,519,357)
50,250,000	USD	7/11/2035	JP Morgan Chase Bank	(Pay)	4.73%	3 month LIBOR	(232,189)
23,800,000	EUR	7/16/2035	Citigroup	Receive	3.91%	6 month EUR LIBOR	1,014,057
							$(12,292,357)

Total Return Swaps

Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	(Pay)	Receive	(Depreciation)
20,000,000	USD	9/30/2005	Citigroup	1 month LIBOR	Return on Lehman Brothers	$418,805
				- 0.20%	CMBS AAA 8.5+ Index

14	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $904,259,697) (Note 2)	$903,418,441
Cash	15,148,521
Receivable for investments sold	167,498
Receivable for Fund shares sold	14,500,000
Interest receivable	2,233,423
Receivable for variation margin on open futures contracts (Note 2)	888,203
Receivable for open swap contracts (Note 2)	26,161,069
Receivable for closed swap contracts (Note 2)	211,486
Periodic payments from open swap agreements (Note 2)	695,011
Receivable for expenses reimbursed by Manager (Note 3)	15,097
Receivable for option premiums	932,000

Total assets	964,370,749

Liabilities:
Foreign cash due to custodian (cost $131,352)	128,628
Payable for Fund shares repurchased	48,400,000
Written options outstanding, at value (premiums $3,775,500) (Note 2)	5,613,886
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	3,145
Payable for open swap contracts (Note 2)	38,147,306
Payable for closed swap contracts (Note 2)	793,758
Accrued expenses	51,421

Total liabilities	93,138,144
Net assets	$871,232,605

Shares outstanding	35,011,989

Net asset value per share	$ 24.88

See accompanying notes to the financial statements.	15

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Interest	$ 12,588,989

Total investment income	12,588,989

Expenses:
Custodian, fund accounting agent and transfer agent fees	39,284
Audit and tax fees	33,672
Legal fees	6,624
Trustees fees and related expenses (Note 3)	3,774
Miscellaneous	7,140
Total expenses	90,494
Fees and expenses reimbursed by Manager (Note 3)	(82,432)
Net expenses	8,062

Net investment income (loss)	12,580,927

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	72,509
Closed futures contracts	1,412,124
Closed swap contracts	(8,971,376)
Written options	180,033
Foreign currency, forward contracts and foreign currency related transactions	36,254

Net realized gain (loss) on investments	(7,270,456)

Change in net unrealized appreciation (depreciation) on:
Investments	(181,948)
Open futures contracts	1,240,836
Open swap contracts	(13,447,203)
Written options	(1,838,386)
Foreign currency, forward contracts and foreign currency related transactions	4,059

Net unrealized gain (loss)	(14,222,642)

Net realized and unrealized gain (loss)	(21,493,098)

Net increase (decrease) in net assets resulting from operations	$ (8,912,171)

16	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended	Period from November 22, 2004
	August 31, 2005	(commencement of operations)
	(Unaudited)	through February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 12,580,927	$ 3,173,280
Net realized gain (loss)	(7,270,456)	(351,840)
Change in net unrealized appreciation (depreciation)	(14,222,642)	847,336

Net increase (decrease) in net assets from operations	(8,912,171)	3,668,776

Fund share transactions: (Note 7)
Proceeds from sale of shares	347,766,000	584,910,000
Cost of shares repurchased	(49,900,000)	(6,300,000)
Increase (decrease) in net assets resulting from net share transactions	297,866,000	578,610,000

Total increase (decrease) in net assets	288,953,829	582,278,776

Net assets:
Beginning of period	582,278,776	—
End of period	$871,232,605	$582,278,776

See accompanying notes to the financial statements.	17

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005(a)
Net asset value, beginning of period	$ 25.17		$ 25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.42		0.15
Net realized and unrealized gain (loss)	(0.71)		0.02

Total from investment operations	(0.29)		0.17

Net asset value, end of period	$ 24.88		$ 25.17
Total Return(b)	(1.15	)%**	0.68	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$871,233		$582,279
Net expenses to average daily net assets	0.00	%*(c)	0.01	%*
Net investment income to average daily net assets	3.33	%*	2.21	%*
Portfolio turnover rate	13	%**	8	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.06	%*

(a)	Period from November 22, 2004 (commencement of operations) through February 28, 2005.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)	Net expenses were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO World Opportunity Overlay Fund (the “Fund”), which commenced operations on November 22, 2004, is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks total return in excess of its benchmark.  The Fund seeks to achieve its objective of outperforming its benchmark primarily through returns on the Fund’s derivatives positions.  The Fund’s benchmark index is the J.P. Morgan U.S. 3-Month Cash Index.

Shares of the Fund are not publicly offered and are principally available only to other Funds of the Trust and certain accredited investors.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value or exchange rate may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect the security’s value.

19

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund.  As of August 31, 2005, the total value of these securities represented 22.5% of net assets.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of August 31, 2005, the Fund held no forward currency contracts.

20

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option.  There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  See the Schedule of Investments for open written options contracts held by the Fund as of August 31, 2005.

21

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Written Options

	Puts		Calls
	Principal		Principal
	Amount		Amount
	of Contracts	Premiums	of Contracts	Premiums
Outstanding, beginning of period	—	$ —	—	$ —
Options written	625,000,000	4,985,875	625,000,000	4,985,875
Options exercised	(200,000,000)	(1,609,125)	(180,000,000)	(1,489,000)
Options expired	(180,000,000)	(1,489,000)	(200,000,000)	(1,609,125)
Options sold	—	—	—	—
Outstanding, end of period	245,000,000	$1,887,750	245,000,000	$1,887,750

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.  As of August 31, 2005, the Fund did not hold any loan agreements.

22

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

23

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.  The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day.  As of August 31, 2005, the Fund did not hold any reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes.  As a partnership, the Fund will not be subject to federal and state income tax.  Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss.  Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements. A more detailed discussion of the tax consequences of owning an interest in the Fund is included in the Fund’s Private Placement Memorandum.

24

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so in the sole discretion of the Trustees.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal.  Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.              Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services.  In addition, effective until at least June 30, 2006, GMO has contractually agreed to reimburse all of the Fund’s expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

The Fund’s portion of the fees paid by the Trust and CCO to the independent Trustees during the six months ended August 31, 2005 was $2,578 and $2,419, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities excluding short-term investments, for the six months ended August 31, 2005, aggregated $589,459,056 and $84,790,569, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The

25

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders

As of August 31, 2005, 79.5% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  All of the shareholders are other funds of GMO Trust.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 96.2% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended		Period from November 22, 2004
	August 31, 2005		(commencement of operations)
	(Unaudited)		through February 28, 2005
	Shares	Amount	Shares	Amount
Shares sold	13,882,952	$347,766,000	23,385,215	$584,910,000
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(2,005,482)	(49,900,000)	(250,696)	(6,300,000)
Net increase (decrease)	11,877,470	$297,866,000	23,134,519	$578,610,000

26

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO World Opportunity Overlay Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

27

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

28

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

29

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

30

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the period beginning March 1, 2005 through August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.00%	$1,000.00	$ 988.50	$ 0.00**
2) Hypothetical	0.00%	$1,000.00	$1,025.16	$ 0.00**

*            Expenses are calculated using the annualized expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

**     Net expenses incurred are less than $0.01.

31

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	52.3
Debt Obligations	39.1
Short-Term Investment(s)	5.9
Preferred Stocks	4.0
Mutual Funds	0.6
Call Options Purchased	0.4
Loan Assignments	0.4
Loan Participations	0.3
Private Equity Securities	0.2
Investment Funds	0.1
Swaps	0.1
Convertible Securities	0.0
Promissory Notes	0.0
Put Options Purchased	0.0
Rights And Warrants	0.0
Written Options	0.0
Futures	(0.1)
Forward Currency Contracts	(0.1)
Reverse Repurchase Agreements	(2.4)
Other Assets and Liabilities (net)	(0.8)
100.0%

*            The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Country/Region Summary**	% of Investments
Euro Region ***	26.2%
United States	22.8
Japan	9.4
South Korea	8.1
Taiwan	5.9
Brazil	5.3
United Kingdom	3.9
Canada	3.0
Mexico	2.6
Sweden	2.6
South Africa	2.4
China	1.5
Malaysia	0.9
Turkey	0.9
India	0.8
Russia	0.8
Indonesia	0.6
Austria	0.4
Hong Kong	0.4
Philippines	0.4
Poland	0.4
Thailand	0.4
Venezuela	0.4
Argentina	0.3
Singapore	0.3
Denmark	0.2
Egypt	0.2
Norway	0.2
Ukraine	0.2
Algeria	0.1
Australia	0.1
Chile	0.1
Colombia	0.1
Israel	0.1
Nigeria	0.1
Peru	0.1
Qatar	0.1
Uruguay	0.1
Switzerland	(3.2)
Other^	0.8
100.0%

**          The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.  The table includes values of derivative contracts.

***   The “Euro Region” is comprised of Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

^                  Other includes investment in GMO Emerging Country Debt Fund.

2

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
17,860,263	GMO Alpha Only Fund, Class III *	187,711,368
2,400,000	GMO Alternative Asset Opportunity Fund, Class III *	64,560,000
3,964,816	GMO Core Plus Bond Fund, Class IV	41,828,806
24,507,248	GMO Currency Hedged International Bond Fund, Class III	239,190,745
8,228,299	GMO Currency Hedged International Equity Fund, Class III	71,010,219
3,580,286	GMO Emerging Country Debt Fund, Class IV	42,068,364
14,199,726	GMO Emerging Markets Fund, Class VI	269,936,784
4,563,908	GMO Inflation Indexed Bond Fund, Class III	53,260,808
1,031,313	GMO International Growth Fund, Class III	28,948,962
962,239	GMO International Intrinsic Value Fund, Class IV	28,684,355
3,369,824	GMO International Small Companies Fund, Class III	57,960,970
1,407,035	GMO U.S. Quality Equity Fund, Class IV	28,000,000

	TOTAL MUTUAL FUNDS (COST $1,015,031,726)	1,113,161,381

See accompanying notes to the financial statements.	3

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 0.0%

	Repurchase Agreements — 0.0%
13,846	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $13,846, and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 2/15/26, and a market value, including accrued interest of $14,124.	13,846

	TOTAL SHORT-TERM INVESTMENT(S) (COST $13,846)	13,846

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,015,045,572)	1,113,175,227

	Other Assets and Liabilities (net) — 0.0%	(58,719)

	TOTAL NET ASSETS — 100.0%	$1,113,116,508

	Notes to Schedule of Investments:

	* Non-income producing security.

	As of August 31, 2005, 39.2% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor (Note 2).

4	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities —  August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $13,846) (Note 2)	$ 13,846
Investments in affiliated issuers, at value (cost $1,015,031,726) (Notes 2 and 8)	1,113,161,381
Receivable for investments sold	77,000,000
Dividends and interest receivable	6,606,393
Receivable for expenses reimbursed by Manager (Note 3)	8,463

Total assets	1,196,790,083

Liabilities:
Payable for investments purchased	83,606,392
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	1,862
Accrued expenses	65,321

Total liabilities	83,673,575
Net assets	$1,113,116,508

Net assets consist of:
Paid-in capital	$ 970,893,617
Accumulated undistributed net investment income	11,736,196
Accumulated net realized gain	32,357,040
Net unrealized appreciation	98,129,655
$1,113,116,508

Net assets attributable to:
Class III shares	$1,113,116,508

Shares outstanding:
Class III	$ 41,047,505

Net asset value per share:
Class III	$ 27.12

See accompanying notes to the financial statements.	5

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affilliated issuers (Note 8)	$11,752,474
Interest	180

Total investment income	11,752,654

Expenses:
Custodian, fund accounting agent and transfer agent fees	24,564
Audit and tax fees	10,120
Legal fees	11,776
Trustees fees and related expenses (Note 3)	9,191
Registration fees	2,852
Miscellaneous	13,615
Total expenses	72,118
Fees and expenses reimbursed by Manager (Note 3)	(55,660)
Net expenses	16,458

Net investment income (loss)	11,736,196

Realized and unrealized gain:
Net realized gain (loss) on:
Investments in affiliated issuers	6,140,707
Realized gains distributions from affiliated issuers (Note 8)	26,657,251

Net realized gain (loss) on investments	32,797,958

Change in net unrealized appreciation (depreciation) on investments	10,103,103

Net realized and unrealized gain (loss)	42,901,061

Net increase (decrease) in net assets resulting from operations	$54,637,257

6	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 11,736,196	$ 30,875,154
Net realized gain (loss)	32,797,958	62,056,996
Change in net unrealized appreciation (depreciation)	10,103,103	63,161,953
Net increase (decrease) in net assets from operations	54,637,257	156,094,103

Distributions to shareholders from:
Net investment income
Class III	—	(37,871,765)
Net realized gains
Class III	(29,027,813)	(28,936,618)

	(29,027,813)	(66,808,383)
Net share transactions (Note 7):
Class III	19,380,914	689,182,292

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	27,548	2,140,230

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	19,408,462	691,322,522
Total increase (decrease) in net assets	45,017,906	780,608,242

Net assets:
Beginning of period	1,068,098,602	287,490,360
End of period (including accumulated undistributed net investment income of $11,736,196 and $0, respectively)	$1,113,116,508	$1,068,098,602

See accompanying notes to the financial statements.	7

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004
Net asset value, beginning of period	$ 26.50		$ 24.28	$ 20.00

Income from investment operations:
Net investment income (a)	0.29	†	0.98 †	0.61
Net realized and unrealized gain	1.05		3.00	4.53

Total from investment operations	1.34		3.98	5.14

Less distributions to shareholders:
From net investment income	—		(0.99)	(0.75)
From net realized gains	(0.72)		(0.77)	(0.11)

Total distributions	(0.72)		(1.76)	(0.86)
Net asset value, end of period	$ 27.12		$ 26.50	$ 24.28
Total Return (b)	5.16%		16.74%	25.92	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,113,117		$1,068,099	$ 287,490
Net expenses to average daily net assets (c)(d)	0.00	%*	0.00%	0.00	%*
Net investment income to average daily net assets (a)	2.17	%*	3.92%	5.05	%*
Portfolio turnover rate	38	%**	50%	24	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%	0.07	%*
Purchase premiums and redemption fees consisted of the following per share amounts: †	$ 0.00	(e)	$ 0.07	$ 0.13

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown.  Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

8	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Benchmark-Free Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund operates as a “fund-of-funds” and makes investments in other funds of the Trust (“underlying fund(s)”).  The Fund seeks positive return regardless of market direction.  The Fund will not seek to control risk relative to a particular securities market index or benchmark.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect).

The Fund currently limits subscriptions due to capacity considerations.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Shares of underlying fund(s) are valued at their net asset value.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain underlying fund(s) in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair prices are available.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those

9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 10.8% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

10

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,015,751,052	$97,424,175	$—	$97,424,175

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from underlying fund(s) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchase and redemption of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently 0.28% and 0.25%, of the amount invested or redeemed, respectively.  The Fund’s purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying fund(s) in which the Fund was invested.  The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund’s investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and for the year ended February 28, 2005, the Fund received $4,341 and $2,103,988 in purchase premiums and $23,207 and $36,242 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.              Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s).  The Manager does not directly charge a management or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment- related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment- related legal expense)	Total Indirect Expenses
0.405%	0.096%	0.123%	0.079%	0.703%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $6,523 and $4,092, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

12

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $434,471,833 and $405,722,092, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholder and related parties

As of August 31, 2005, 13.7% of the outstanding shares of the Fund was held by one shareholder.  Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2005, 1.4% of the Fund was held by eighteen related parties comprised of certain GMO employee accounts, and 97.9% was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	47,560	$ 1,238,357	27,019,490	$652,106,084
Shares issued to shareholders in reinvestment of distributions	1,042,911	27,272,119	2,333,898	59,349,385
Shares repurchased	(342,608)	(9,129,562)	(895,813)	(22,273,177)
Purchase premiums and redemption fees	—	27,548	—	2,140,230
Net increase	747,863	$19,408,462	28,457,575	$691,322,522

13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alpha Only Fund, Class III	$ —	$185,926,500	$ —	$ —	$ —	$ 187,711,368
GMO Alternative Asset Opportunity Fund, Class III	—	60,000,000	—	—	—	64,560,000
GMO Core Plus Bond Fund, Class III	—	41,631,907	41,751,819	31,908	—	—
GMO Core Plus Bond Fund, Class IV	—	41,471,819	—	—	—	41,828,806
GMO Currency Hedged International Bond Fund, Class III	269,724,169	16,178,816	51,660,000	7,483,781	635,688	239,190,745
GMO Currency Hedged International Equity Fund, Class III	85,231,973	11,174,926	28,000,000	—	7,159,925	71,010,219
GMO Emerging Country Debt Fund, Class IV	92,884,914	876,823	53,310,000	132,852	743,971	42,068,364
GMO Emerging Markets Fund, Class VI	259,580,754	12,939,795	3,472,000	2,208,248	10,731,547	269,936,784
GMO Inflation Indexed Bond Fund, Class III	224,758,112	7,499,311	179,802,000	1,780,027	1,405,284	53,260,808
GMO International Growth Fund, Class III	16,000,551	11,933,255	—	62,677	471,087	28,948,962
GMO International Intrinsic Value Fund, Class IV	16,247,098	11,708,314	—	52,981	379,382	28,684,355
GMO International Small Companies Fund, Class III	103,740,259	5,130,367	47,726,273	—	5,130,367	57,960,970
GMO U.S. Quality Equity Fund, Class IV	—	28,000,000				28,000,000
Totals	$1,068,167,830	$434,471,833	$405,722,092	$11,752,474	$26,657,251	$1,113,161,381

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Benchmark-Free Allocation Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

16

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.   At that meeting, considerations of certain proposals were adjourned to final meetings held on March 30, 2005.

Proposal 1

The meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2C

To revise the Fund’s fundamental investment restriction with respect to investments in commodities:

Votes for	Votes against	Abstentions
19,118,728	0	3,402,482

17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

18

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.70%	$1,000.00	$1,051.60	$3.62
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57

*            Expenses are calculated using the Class’s annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

19

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	104.5%
Short-Term Investment(s)	2.5
Mutual Funds	1.5
Call Options Purchased	0.9
Futures	0.4
Loan Assignments	0.3
Loan Participations	0.2
Preferred Stocks	0.2
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	(0.1)
Forward Currency Contracts	(0.3)
Swaps	(0.3)
Reverse Repurchase Agreements	(3.1)
Other Assets and Liabilities (net)	(6.7)
100.0%

Country Summary**	% of Investments
United States	105.0%
Japan	17.6
Sweden	5.7
Canada	3.1
Euro Region***	(1.6)
Australia	(4.6)
Switzerland	(13.1)
United Kingdom	(15.1)
Other^	3.0
100.0%

*                      The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**               The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.

***        The “Euro Region” is comprised of Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

^                       Other includes investment in GMO Emerging Country Debt Fund.

1

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

	Par Value	Description	Value ($)

		DEBT OBLIGATIONS — 9.1%

		Albania — 0.3%

		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	5,919,199

		Austria — 0.3%

		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,064,285
USD	4,175,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	5,089,283
			6,153,568

		Brazil — 0.2%

		Foreign Government Obligations
USD	10,000,000	Brazil Discount Bond, Principal Strip, Series D1A, Zero Coupon, due 04/15/24 (a)	4,006,370

		Canada — 0.2%

		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,709,532

		Chile — 0.0%

		Corporate Debt
USD	750,000	Banco Santander Series MBIA, 6.50%, due 11/01/05	751,875

		Luxembourg — 0.4%

		Corporate Debt
USD	8,000,000	Tyco International Group SA, 5.80%, due 08/01/06	8,120,000

2	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

	Par Value	Description	Value ($)

		United States — 7.7%

		Corporate Debt — 1.3%
USD	5,000,000	Wells Fargo & Co, 5.00%, due 11/15/14	5,124,000
USD	10,000,000	General Electric Capital Corp, Series MTNA, 5.88%, due 02/15/12	10,730,000
USD	5,000,000	Target Corp, 4.00%, due 06/15/13 (b)	4,846,500
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13 (b)	4,877,750
			25,578,250

		U.S. Government — 2.8%
USD	30,097,750	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c)(d)	31,922,426
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 (e)	8,267,932
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (e)	7,502,050
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (e)	7,320,809
			55,013,217

		U.S. Government Agency — 3.6%
USD	70,000,000	Fannie Mae, TBA, 5.50%, due 09/01/35	70,809,375

		Total United States	151,400,842

		TOTAL DEBT OBLIGATIONS (COST $171,702,422)	180,061,386

See accompanying notes to the financial statements.	3

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Principal Amount / Shares	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.8%

	Cross Currency Options — 0.8%
147,100,000	AUD Call / JPY Put, Expires 9/14/05, Strike 80.78	3,145,023
102,000,000	AUD Call / JPY Put, Expires 9/28/05, Strike 80.88	2,215,412
75,800,000	GBP Call / JPY Put, Expires 10/28/05, Strike 185.00	9,240,339
		14,600,774

	TOTAL CALL OPTIONS PURCHASED (COST $10,132,084)	14,600,774

	PREFERRED STOCKS — 0.2%

	United States — 0.2%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	3,387,210

	TOTAL PREFERRED STOCKS (COST $3,877,161)	3,387,210

	MUTUAL FUNDS — 94.0
5,062,638	GMO Emerging Country Debt Fund, Class IV (f)	59,485,998
54,326,258	GMO Short-Duration Collateral Fund (f)	1,395,641,569
93,858	GMO Special Purpose Holding Fund (f)	986,448
15,858,193	GMO World Opportunity Overlay Fund (f)	394,551,838
3,757,913	Merrimac Cash Series, Premium Class	3,757,913

	TOTAL MUTUAL FUNDS (COST $1,837,809,020)	1,854,423,766

4	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 0.1%

	Cash Equivalent(s) — 0.1%
892,343	Harris Trust & Savings Bank Eurodollar Term, 3.55%, due 9/21/05 (g)	892,343

	Repurchase Agreement(s) — 0.0%
737,707	Merrill Lynch & Co. Triparty Repurchase Agreement dated 8/31/05, due 9/21/05 with a maturity value of $739,235, an effective interest yield of 3.55%, collateralized by various Government obligations with aggregate market value, including accrued interest, of $752,473. (g)	737,707

	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,630,050)	1,630,050

	TOTAL INVESTMENTS — 104.2%
	(Cost $2,025,150,737)	2,054,103,186

	Other Assets and Liabilities (net) — (4.2%)	(81,811,381)

	TOTAL NET ASSETS — 100.0%	$1,972,291,805

See accompanying notes to the financial statements.	5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN - Medium Term Note
TBA - To Be Announced – Delayed Delivery Security (Note 2)

(a)	Security is backed by the U.S. Government.
(b)	All or a portion of this security is out on loan (Note 2).
(c)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(f)	Affiliated issuer (Note 8).
(g)	Investment of security lending collateral (Note 2).

Currency Abbreviations:

AUD - Australian Dollar	JPY - Japanese Yen
CAD - Canadian Dollar	SEK - Swedish Krona
CHF - Swiss Franc	USD - United States Dollar
GBP - British Pound

6	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

					Net Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive		Currency	Value	(Depreciation)

Buys

10/25/05	AUD		102,100,000	$ 76,492,445	$ (1,542,473)
9/01/05	CAD		692,288	582,685	619
9/13/05	CHF		16,200,000	12,884,641	283,521
9/01/05	EUR		81,660	100,429	273
9/20/05	EUR		19,100,000	23,508,435	320,080
9/01/05	GBP		27,758	49,925	71
9/06/05	GBP		65,100,000	117,075,272	682,446
10/11/05	JPY		3,200,000,000	28,909,040	186,095
10/04/05	NZD		207,200,000	143,059,444	2,167,200
					$ 2,097,832

Sales

9/01/05	AUD		28,778	$ 212,617	$ 151
11/01/05	CAD		15,100,000	12,730,476	(333,103)
9/13/05	CHF		283,700,000	238,523,925	(3,192,631)
9/01/05	EUR		31,950	39,294	122
9/20/05	EUR		222,600,000	273,977,892	(5,728,626)
9/06/05	GBP		2,100,000	3,776,622	38,448
9/01/05	JPY		360,000	3,239	15
10/11/05	JPY		3,930,000,000	35,503,914	115,560
					$ (9,100,064)

Forward cross currency contracts

					Net Unrealized
Settlement Date	Deliver/Units of Currency		Receive / In Exchange For		Appreciation (Depreciation)

9/27/05	CHF	29,413,692	EUR	18,900,000	$ (151,816)
10/18/05	EUR	12,600,000	NOK	99,187,200	29,269
11/08/05	EUR	16,100,000	SEK	149,488,500	(95,543)
11/08/05	SEK	24,190,400	EUR	2,600,000	8,898
					$ (209,192)

See accompanying notes to the financial statements.	7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

586	Canadian Government Bond 10 Yr.	December 2005	$57,560,844	$ 192,050
1	Japanese Government Bond 10 Yr. (LIF)	September 2005	1,263,077	176
230	Japanese Government Bond 10 Yr. (TSE)	September 2005	290,112,928	(205,280)
2,164	U.S. Long Bond	December 2005	255,419,625	4,723,305
1,901	U.S. Treasury Note 10 Yr.	December 2005	213,060,516	2,970,467
2,833	U.S. Treasury Note 5 Yr. (CBT)	December 2005	307,026,375	3,046,443
				$10,727,161

Sales

351	Australian Government Bond 10 Yr.	September 2005	$28,419,727	$ (443,465)
780	Australian Government Bond 3 Yr.	September 2005	60,475,801	(352,859)
131	Euro Bund Future Sep05	September 2005	20,032,142	(84,691)
65	Euro-bobl Future Sep05	September 2005	9,260,399	(21,713)
1,498	Long Gilt Futures Dec05	December 2005	307,626,116	(2,397,981)
89	Swiss Federal Bond	September 2005	9,504,641	(27,804)
				$(3,328,513)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

8	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Swap Agreements

Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
5,000,000	USD	4/2/2007	Lehman Brothers	Receive	0.52%	General Electric Capital Corporation	$24,138
3,000,000	USD	4/17/2007	UBS AG	Receive	0.80%	EOP Operating LP	28,746
3,000,000	USD	4/17/2007	UBS AG	Receive	0.47%	Goldman Sachs Group, Inc.	11,676
3,000,000	USD	4/17/2007	Bear Stearns	Receive	1.28%	National Rural Utilities Cooperative Finance Corp.	54,003
10,000,000	USD	12/16/2007	Citibank N.A.	Receive	2.41%	AOL Time Warner, Inc.	486,069
5,000,000	USD	6/20/2008	Lehman Brothers	Receive	0.50%	Dominion Resources, Inc.	32,468
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.48%	Household Finance Corporation	46,662
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.65%	Kraft Foods, Inc.	72,359
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Norfolk Southern Corporation	31,922
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Washington Mutual, Inc.	14,591
10,000,000	USD	9/20/2008	Deutsche Bank AG	Receive	0.32%	American International Group, Inc.	49,678
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan Bank System	67,636
5,000,000	USD	5/20/2009	JP Morgan	Receive	1.13%	United Mexican States	103,248
5,000,000	USD	6/20/2009	Citibank N.A.	Receive	0.25%	ConocoPhillips Company	16,626
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	1.81%	Ford Motor Credit Co.	(546,128)
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	1.73%	General Motors Corp.	(599,836)
5,000,000	USD	6/20/2009	Barclays Bank PLC	Receive	0.91%	Sprint Capital Corp.	138,879
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	0.67%	Wyeth Energy	112,087
5,000,000	USD	9/20/2009	UBS AG	Receive	0.59%	Capital One Bank	81,648
5,000,000	USD	9/20/2009	Citibank N.A.	Receive	0.30%	Coca-Cola Enterprises, Inc.	33,911
5,000,000	USD	9/20/2009	Citibank N.A.	Receive	0.69%	Comcast Cable Communications, Inc.	75,792
5,000,000	USD	9/20/2009	UBS AG	Receive	0.62%	Devon Energy Corp.	75,252
5,000,000	USD	9/20/2009	Barclays Bank PLC	Receive	0.54%	Duke Energy Corp.	63,293
5,000,000	USD	9/20/2009	Citibank N.A.	Receive	0.25%	International Business Machines	14,655
5,000,000	USD	9/20/2009	UBS AG	Receive	0.53%	Kinder Morgan Energy Partners L.P.	52,850
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services, Inc.	21,228
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Bank of America Corp.	23,881

See accompanying notes to the financial statements.	9

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	49,592
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	CitiGroup, Inc.	23,900
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.82%	Clear Channel Communications, Inc.	21,742
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	Daimler-Chrysler AG	15,297
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	2,515
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.26%	Morgan Stanley	15,427
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	38,412
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaueser Company	21,501
5,000,000	USD	6/20/2010	UBS AG	Receive	0.36%	The Bear Stearns Companies	17,998
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.30%	Credit Suisse First Boston (USA), Inc.	3,245
5,000,000	USD	6/20/2010	UBS AG	Receive	0.34%	The Goldman Sachs Group, Inc.	21,103
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	HSBC Finance Corporation	34,972
5,000,000	USD	6/20/2010	UBS AG	Receive	0.29%	JP Morgan Chase & Co.	30,152
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	Lehman Brothers Holdings, Inc.	1,747
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	21,216
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.27%	Merrill Lynch & Co., Inc.	26,539
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Power LLC	5,051
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	1,997
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric Delivery Company	(31,876)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia Corporation	19,193
15,500,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(24,723)
25,000,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(39,876)
10,000,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(15,950)
25,000,000	USD	6/20/2015	JP Morgan	Receive	0.65%	Reference security within CDX Index	(144,013)
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(28,803)
25,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(144,013)
							$529,679

10	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
203,000,000	SEK	9/2/2008	JP Morgan	Receive	2.49%	3 month SEK STIBOR	$23,496
10,100,000	USD	2/15/2010	JP Morgan	(Pay)	0.00%	3 month LIBOR	(1,026,995)
217,000,000	SEK	8/26/2010	Citibank N.A.	Receive	2.83%	3 month SEK STIBOR	81,514
79,000,000	SEK	8/26/2010	Deutsche Bank AG	Receive	2.84%	3 month SEK STIBOR	33,305
24,700,000	CHF	12/9/2011	Deutsche Bank AG	(Pay)	2.13%	6 month CHF LIBOR	(310,259)
75,400,000	CHF	1/10/2012	Deutsche Bank AG	(Pay)	2.24%	6 month CHF LIBOR	(1,336,936)
10,100,000	USD	2/15/2012	JP Morgan	(Pay)	0.00%	3 month LIBOR	(1,082,031)
10,100,000	USD	8/15/2012	JP Morgan	(Pay)	0.00%	3 month LIBOR	(1,096,418)
8,500,000	USD	10/24/2013	JP Morgan	(Pay)	4.70%	3 month LIBOR	(173,477)
10,800,000	CHF	11/11/2014	Deutsche Bank AG	(Pay)	2.68%	6 month CHF LIBOR	(376,718)
41,000,000	CHF	6/7/2015	JP Morgan	(Pay)	2.26%	6 month CHF LIBOR	(207,414)
38,000,000	CHF	6/30/2015	UBS AG	(Pay)	2.32%	6 month CHF LIBOR	(339,384)
84,000,000	CHF	8/26/2015	JP Morgan	(Pay)	2.24%	6 month CHF LIBOR	(188,411)
105,000,000	SEK	8/26/2015	JP Morgan	Receive	3.35%	3 month SEK STIBOR	108,672
12,000,000	CHF	9/2/2015	JP Morgan	(Pay)	2.23%	6 month CHF LIBOR	(19,438)
150,000,000	SEK	9/2/2015	Deutsche Bank AG	Receive	3.30%	3 month SEK STIBOR	62,732
10,000,000	USD	4/15/2024	JP Morgan	(Pay)	0.00%	3 month LIBOR	(1,058,227)
15,680,000	USD	8/31/2025	JP Morgan	(Pay)	0.00%	3 month LIBOR	(1,637,323)
							$(8,543,312)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
88,000,000	USD	9/1/2005	Lehman Brothers	1 month LIBOR - 0.09%	Return on Lehman Mortgage Total Return Index	$537,218
35,000,000	USD	9/1/2005	UBS AG	1 month LIBOR - 0.08%	Return on Lehman Mortgage Total Return Index	213,375
120,000,000	USD	10/1/2005	UBS AG	1 month LIBOR - 0.10%	Return on Lehman Mortgage Total Return Index	733,570
25,000,000	USD	11/1/2005	JP Morgan	1 month LIBOR - 0.11%	Return on Lehman Mortgage Total Return Index	148,452
105,000,000	USD	12/1/2005	UBS AG	1 month LIBOR - 0.08%	Return on Lehman Mortgage Total Return Index	640,124

See accompanying notes to the financial statements.	11

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Total Return Swaps — continued

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
175,000,000	USD	2/1/2006	UBS AG	1 month LIBOR - 0.09%	Return on Lehman Mortgage Total Return Index	1,068,331
160,000,000	USD	2/1/2006	UBS AG	1 month LIBOR - 0.05%	Return on Lehman Mortgage Total Return Index	958,093
50,000,000	USD	2/28/2006	JP Morgan	1 month LIBOR - 0.01%	Return on Lehman U.S. Aggregate Index	497,181
88,000,000	USD	3/1/2006	Lehman Brothers	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	0
35,000,000	USD	3/1/2006	UBS AG	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	0
75,000,000	USD	7/31/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	889,758
						$5,686,102

12	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, including securities on loan of $1,578,613 (cost $191,099,630) (Note 2)	$203,437,333
Investments in affiliated issuers, at value (cost $1,834,051,107) (Notes 2 and 8)	1,850,665,853
Foreign currency, at value (cost $44,052) (Note 2)	31,196
Receivable for Fund shares sold	47,879,995
Interest receivable	552,830
Unrealized appreciation for open forward and cross currency contracts	3,832,768
Receivable for variation margin on open futures contracts (Note 2)	3,293,533
Net receivable for open swap contracts (Note 2)	8,100,718
Receivable for expenses reimbursed by Manager (Note 3)	75,955

Total assets	2,117,870,181

Liabilities:
Payable for investments purchased	51,342,089
Payable for investments purchased – delayed delivery (Note 2)	70,324,414
Payable upon return of securities loaned (Note 2)	1,630,050
Payable for Fund shares repurchased	40,000
Payable to affiliate for (Note 3):
Management fee	399,095
Shareholder service fee	166,351
Trustees and Chief Compliance Officer fees	1,305
Unrealized depreciation for open forward and cross currency contracts (Note 2)	11,044,192
Interest payable for open swap contracts (Note 2)	100,565
Net payable for open swap contracts (Note 2)	10,428,249
Accrued expenses	102,066

Total liabilities	145,578,376
Net assets	$1,972,291,805

Net assets consist of:
Paid-in capital	$1,922,403,782
Accumulated undistributed net investment income	5,498,791
Accumulated net realized gain	13,248,366
Net unrealized appreciation	31,140,866
$1,972,291,805

See accompanying notes to the financial statements.	13

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited) — (Continued)

Net assets attributable to:
Class III shares	$172,946,590
Class IV shares	$1,799,345,215

Shares outstanding:
Class III	16,396,959
Class IV	170,540,753

Net asset value per share:
Class III	$10.55
Class IV	$10.55

14	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$4,126,815
Interest (including securities lending income of $625) (Note 2)	2,951,303
Dividends	128,027

Total investment income	7,206,145

Expenses:
Management fee (Note 3)	1,960,084
Shareholder service fee (Note 3) - Class III	921,982
Shareholder service fee (Note 3) - Class IV	169,379
Custodian, fund accounting agent and transfer agent fees	220,616
Audit and tax fees	26,772
Legal fees	16,652
Trustees fees and related expenses (Note 3)	11,118
Registration fees	6,900
Miscellaneous	16,653
Total expenses	3,350,156
Fees and expenses reimbursed by Manager (Note 3)	(276,276)
Indirectly incurred fees waived or borne by Manager (Note 3)	(94,448)
Shareholder service fee waived (Note 3) - Class III	(31,903)
Net expenses	2,947,529

Net investment income (loss)	4,258,616

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(8,846,739)
Realized gains distributions from affiliated issuers (Note 8)	1,504,083
Closed futures contracts	5,055,871
Closed swap contracts	(5,262,199)
Foreign currency, forward contracts and foreign currency related transactions	11,924,861

Net realized gain (loss) on investments	4,375,877

See accompanying notes to the financial statements.	15

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited) — (Continued)

Change in net unrealized appreciation (depreciation) on:
Investments	8,537,122
Open futures contracts	11,306,745
Open swap contracts	1,718,025
Foreign currency, forward contracts and foreign currency related transactions	(1,103,734)

Net unrealized gain (loss)	20,458,158

Net realized and unrealized gain (loss)	24,834,035

Net increase (decrease) in net assets resulting from operations	$29,092,651

16	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,258,616	$15,604,929
Net realized gain (loss)	4,375,877	36,570,115
Change in net unrealized appreciation (depreciation)	20,458,158	(10,346,019)

Net increase (decrease) in net assets from operations	29,092,651	41,829,025

Distributions to shareholders from:
Net investment income
Class III	(1,381,834)	(24,425,784)
Net realized gains
Class III	—	(20,284,796)

	(1,381,834)	(44,710,580)
Net share transactions (Note 7):
Class III	(1,056,463,706)	616,308,628
Class IV	1,784,793,484	—
Increase (decrease) in net assets resulting from net share transactions	728,329,778	616,308,628

Total increase (decrease) in net assets	756,040,595	613,427,073

Net assets:
Beginning of period	1,216,251,210	602,824,137
End of period (including accumulated undistributed net investment income of $5,498,791 and $2,622,009, respectively)	$1,972,291,805	$1,216,251,210

See accompanying notes to the financial statements.	17

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004(a)	2003(a)	2002(a)	2001(a)(b)
Net asset value, beginning of period	$10.35		$10.40	$9.95	$10.39	$10.17	$9.64
Income from investment operations:
Net investment income (loss)(c)†	0.04		0.18	0.25 (c)	0.20 (c)	0.77 (c)	0.62 (c)
Net realized and unrealized gain	0.17		0.24	0.91	0.44	0.07	0.73
Total from investment operations	0.21		0.42	1.16	0.64	0.84	1.35
Less distributions to shareholders:
From net investment income	(0.01)		(0.25)	(0.28)	(0.47)	(0.62)	(0.82)
From net realized gains	—		(0.22)	(0.43)	(0.61)	— (d)	—
Total distributions	(0.01)		(0.47)	(0.71)	(1.08)	(0.62)	(0.82)
Net asset value, end of period	$10.55		$10.35	$10.40	$9.95	$10.39	$10.17
Total Return(e)	2.01	%**	4.01%	11.99%	6.45%	8.53%	14.52%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$172,947		$1,216,251	$602,824	$286,030	$340,039	$156,412
Net expenses to average daily net assets(f)	0.39	%*	0.39%	0.39%	0.38%	0.38%	0.39%
Net investment income to average daily net assets(c)	0.70	%*	1.77%	2.43%	1.91%	7.38%	6.29%
Portfolio turnover rate	37	%**	108%	114%	108%	113%	181%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.07%	0.09%	0.09%	0.09%	0.12%

(a)

As a result of changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.51% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of 0.06%, (0.01%) and (0.05%) and to net investment income per share of $0.01, less than $(0.01) and less than $(0.01) in the fiscal years ending February 28/29, 2003, 2002 and 2001, respectively.

(b)

Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	The distribution from net realized gains was less than $0.01 per share.
(e)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(f)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout the period)

	Period from
	July 26, 2005
	(commencement
	of operations) through
	August 31, 2005
	(Unaudited)
Net asset value, beginning of period	$10.46

Income from investment operations:
Net investment income (loss)(a)†	(0.00)	(d)(e)
Net realized and unrealized gain	0.09

Total from investment operations	0.09
Net asset value, end of period	$10.55
Total Return(b)	0.86	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,799,345
Net expenses to average daily net assets(c)	0.34	%*
Net investment income to average daily net assets(a)	(0.04	)%*
Portfolio turnover rate	37	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total return would have been lower had certain expenses not been reimbursed during periods shown.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
(d)	Net investment loss per share is less than (0.01).
(e)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the six month period ended August 31, 2005.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Core Plus Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks a high total return through direct and indirect investment in U.S. securities, with additional return sought through exposure to foreign bond and currency markets.  The Fund achieves U.S. bond market exposure by investing in other fund(s) of the Trust (“underlying fund(s)”), primarily GMO Emerging Country Debt Fund, GMO Short-Duration Collateral Fund, and GMO World Opportunity Overlay Fund, and “synthetic” bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent or another fixed income security) and/or directly in U.S. Government securities and other high-quality U.S. dollar denominated fixed income securities.  The Fund’s benchmark is the Lehman Brothers U.S. Aggregate Bond Index.

As of August 31, 2005, the Fund had two classes of shares outstanding: Class III and Class IV.  Effective July 26, 2005, Class IV shares commenced operations.  The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect).  Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported

20

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 19.9% of net assets.

GMO Special Purpose Holding Fund (“SPHF”), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF.  In July of 2005, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $585,387 indirectly in conjunction with the settlement.  The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund.  To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

21

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any

22

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for open purchased option contracts held by the Fund as of August 31, 2005.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another

23

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the

24

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Fund did not hold any repurchase agreements.  See the Schedule of Investments for a summary of open repurchase agreements held by the Fund as of August 31, 2005.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.  The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day.  As of August 31, 2005, the Fund did not hold any reverse repurchase agreements.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis.  Payment and delivery may take place a month or more after the date of the transaction.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.  See the Schedule of Investments for a summary of open delayed delivery commitments held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $26,143 and $25,518, respectively.  For the six months ended August 31, 2005, the Fund had loaned securities having a market value of $1,578,613 collateralized by cash in the amount of $1,630,050, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

25

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital losses of $14,826,772.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$2,029,313,354	$27,119,891	$(2,330,059)	$24,789,832

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premium and discount.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.  Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in principal or face amount of these securities is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

26

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.  The Fund may invest in GMO Emerging Country Debt Fund (“ECDF”).  Like the management fee (as described below), the Fund’s shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund’s investment in ECDF.  The Fund does not incur any indirect shareholder service fees as a result of the Fund’s investment in GMO Short-Duration Collateral Fund (“SDCF”), GMO Special Purpose Holding Fund (“SPHF”), and GMO World Opportunity Overlay Fund (“Overlay Fund”).

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying fund(s) exceed 0.25% of the average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.  For purposes of this calculation, the Fund’s total direct annual operating expenses excludes shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees) (“Trustees fees”), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes.   Additionally, the indirect fees and operating expenses incurred through investment in underlying fund(s) excludes investment-related expenses and Trustees fees.  Through June 29, 2004, the indirect Trustees fees incurred by the Fund through its investment in ECDF were not excluded.

27

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.006%)	0.020%	0.004%	0.010%	0.028%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $7,806 and $5,119, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

For the six months ended August 31, 2005, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales

U.S. Government securities	$536,295,775	$473,845,508
Investments (non-U.S. Government securities)	875,624,999	128,309,816

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

28

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

6.              Principal shareholders and related parties

As of August 31, 2005, 65.9% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by five related parties comprised of certain GMO employee accounts, and 96.3% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	60,435,438	$633,414,675	57,848,297	$599,398,741
Shares issued to shareholders in reinvestment of distributions	130,051	1,361,632	4,307,518	44,152,060
Shares repurchased	(161,624,693)	(1,691,240,013)	(2,681,366)	(27,242,173)
Net increase	(101,059,204)	$(1,056,463,706)	59,474,449	$616,308,628

	Period from July 26, 2005 (commencement of operations) through August 31, 2005 (Unaudited)
	Shares	Amount
Class IV:
Shares sold	170,540,753	$1,784,793,484
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	—	—
Net increase (decrease)	170,540,753	$1,784,793,484

29

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the securities of these issuers during the six months ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gain	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class III	$ 35,506,057	$ 17,978,061	$ 54,464,555	$ 159,365	$ 918,696	$ —
GMO Emerging Country Debt Fund, Class IV	—	57,764,555	—	—	—	59,131,613
GMO Short-Duration Collateral Fund	815,781,713	633,567,450	68,700,000	3,967,450	—	1,395,641,569
GMO Special Purpose Holding Fund	1,455,738	—	—	—	585,387	986,448	*
GMO World Opportunity Overlay Fund	241,800,555	156,340,000	—	—	—	394,551,838
Totals	$1,094,544,063	$865,650,066	$123,164,555	$4,126,815	$1,504,083	$1,850,311,468

*After the effect of a return of capital distribution of $517,416 on April 5, 2005.

30

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Core Plus Bond Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

31

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

32

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

33

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
109,535,749	0	280,030	0

34

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

35

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred

Class III
1) Actual	0.42%	$1,000.00	$1,020.10	$2.14	*
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14	*

Class IV
1) Actual	0.37%	$1,000.00	$1,008.60	$0.37	**
2) Hypothetical	0.37%	$1,000.00	$1,004.57	$0.37	**

*            Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

**     Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2005, multiplied by 36 days in the period, divided by 365 days in the year.

36

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	89.8
Preferred Stocks	6.4
Rights And Warrants	0.0
Short-Term Investments	4.3
Other Assets and Liabilities (net)	(0.5)
100.0%

Industry Sector Summary	% of Equity Investments*
Information Technology	27.8%
Energy	19.6
Telecommunication Services	16.3
Materials	9.4
Consumer Staples	7.9
Consumer Discretionary	6.0
Industrials	4.9
Financials	4.4
Health Care	2.5
Utilities	1.2
100.0%

Country Summary	% of Equity Investments*
South Korea	18.8
Taiwan	17.0
South Africa	10.4
Brazil	10.0
China	7.9
Russia	6.8
India	6.5
Mexico	6.3
Malaysia	3.6
Israel	3.2
Thailand	2.7
Poland	1.7
Chile	1.6
Indonesia	1.3
Argentina	0.9
Turkey	0.8
Philippines	0.4
100.0%

*  The table excludes short-term investments.

1

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.8%

	Argentina — 0.9%
29,200	Tenaris SA ADR	3,342,816

	Brazil — 3.8%
109,000	Compania Vale do Rio Doce	3,750,488
162,900	Petroleo Brasileiro SA (Petrobras)	10,277,145
46,305	Tele Centro Oeste Celular Participacoes SA	447,923
		14,475,556

	Chile — 1.6%
19,600	Banco de Chile ADR	815,359
22,900	Banco Santander Chile SA ADR	868,597
46,900	Compania Cervecerias Unidas ADR	1,231,594
65,900	Distribucion y Servicio ADR (a)	1,426,735
36,000	Lan Airlines SA	1,134,000
7,200	Vina Concha y Toro SA ADR	601,200
		6,077,485

	China — 7.6%
1,294,000	China Life Insurance Co Ltd *	1,008,173
516,600	China Merchants Holdings International Co Ltd	1,099,579
3,772,000	China Mobile Ltd	16,471,695
342,000	China Resources Enterprise Ltd	546,283
2,002,000	CNOOC Ltd	1,443,865
880,000	Cosco Pacific Ltd	1,747,862
594,000	Datang International Power Generation Co Ltd Class H	445,658
3,614,592	Denway Motors Ltd	1,336,185
1,692,000	Huaneng Power International Inc Class H	1,207,879
2,576,000	Lenovo Group Ltd	1,071,647
12,000	Netease.com Inc ADR *	872,040
1,497,400	PetroChina Co Ltd Class H	1,213,850
1,033,600	Yanzhou Coal Mining Co Ltd Class H	768,239
		29,232,955

2	See accompanying notes to the financial statements.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	India — 6.3%
105,000	GAIL India Ltd	557,261
40,500	Hero Honda Motors Ltd	596,350
743,700	Hindustan Lever Ltd	2,800,707
195,100	Infosys Technologies Inc	10,560,517
50,100	ITC Ltd	1,978,380
28,400	Oil & Natural Gas Corp Ltd	633,252
34,400	Ranbaxy Laboratories Ltd	409,940
84,900	Reliance Industries Ltd	1,387,640
193,300	Satyam Computer Services Ltd	2,327,829
22,900	Tata Consultancy Services Ltd	733,396
260,400	Wipro Ltd	2,171,958
		24,157,230

	Indonesia — 1.2%
829,585	Astra International Tbk PT	822,533
490,000	Gudang Garam Tbk PT	525,422
6,090,000	Telekomunikasi Indonesia Tbk PT	2,992,727
25,200	Telekomunikasi Indonesia Tbk PT ADR	483,840
		4,824,522

	Israel — 3.1%
142,400	Check Point Software Technologies *	3,212,544
77,900	Teva Pharmaceutical Industries	2,529,523
188,200	Teva Pharmaceutical Industries ADR	6,105,208
		11,847,275

	Malaysia — 3.4%
68,000	British American Tobacco Berhad	689,775
383,000	Genting Berhad	1,942,557
270,000	IOI Corp Berhad	809,735
718,000	Magnum Corp Berhad	388,790
524,000	Malakoff Berhad	1,084,480
37,000	Malaysian International Shipping Berhad	178,669
599,100	Malaysian International Shipping Berhad (Foreign Registered)	2,832,018
881,800	Maxis Communications Berhad	2,223,810

See accompanying notes to the financial statements.	3

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
282,000	Resorts World Berhad	771,239
525,000	Sime Darby Berhad	842,631
115,000	Tanjong Plc	411,915
223,837	Telekom Malaysia Berhad	618,062
751,640	YTL Power International Berhad	414,498
		13,208,179

	Mexico — 6.1%
182,400	America Movil SA de CV Class L ADR	4,012,800
348,000	America Telecom SA de CV *	1,203,682
352,608	Cemex SA de CV CPO	1,679,273
123,000	Fomento Economico Mexicano SA de CV	843,445
356,000	Grupo Modelo SA de CV Class C	1,153,566
114,000	Kimberly Clark de Mexico Series A	374,912
439,200	Telefonos de Mexico SA de CV Class L ADR	8,432,640
1,295,866	Walmart de Mexico SA de CV Class V	5,646,144
		23,346,462

	Philippines — 0.4%
25,000	Philippine Long Distance Telephone	706,678
508,101	San Miguel Corp Class B	854,907
		1,561,585

	Poland — 1.6%
187,500	Polski Koncern Naftowy Orlen SA	3,258,056
12,000	Prokom Software SA	428,093
354,900	Telekomunikacja Polska SA	2,476,755
		6,162,904

	Russia — 6.5%
246,300	Lukoil ADR	11,945,550
13,800	MMC Norilsk Nickel ADR	993,600
111,700	Mobile Telesystems ADR	4,132,900
12,100	OAO Gazprom ADR (a)	596,530
40,200	Sibneft ADR	683,400

4	See accompanying notes to the financial statements.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
115,700	Surgutneftegaz ADR (a)	5,495,750
29,400	Vimpel-Communications ADR *	1,212,162
		25,059,892

	South Africa — 10.0%
42,160	ABSA Group Ltd	608,195
289,000	African Bank Investments Ltd	923,379
28,000	Anglo American Platinum Corp	1,366,506
16,500	AngloGold Ltd	587,150
70,400	Barlow Ltd	1,124,917
156,000	Bidvest Group Ltd	2,141,694
122,000	Edgars Consolidated Stores Ltd	609,209
851,004	FirstRand Ltd	2,027,807
48,000	Goldfields Ltd	554,912
36,000	Impala Platinum Holdings Ltd	3,776,189
89,967	Imperial Holdings Ltd *	1,696,520
54,000	JD Group Ltd	626,860
149,700	MTN Group Ltd	1,088,948
161,000	Nampak Ltd	389,282
37,000	Nedcor Ltd	510,687
601,000	Old Mutual Plc	1,535,887
80,900	Remgro Ltd	1,342,981
320,600	RMB Holdings Ltd	1,207,290
301,300	Sasol Ltd	10,122,624
308,014	Standard Bank Group Ltd	3,366,802
589,000	Steinhoff International Holdings	1,525,481
62,000	Tiger Brands Ltd	1,263,142
		38,396,462

	South Korea — 17.6%
59,900	Daewoo Heavy Industries & Machinery Ltd	523,531
30,900	Daewoo Shipbuilding & Marine Engineering Co Ltd	601,603
59,000	Hyundai Mobis	4,249,377
59,930	Hyundai Motor Co	4,132,019
36,900	Kangwon Land Inc	581,382
58,340	KIA Motors Corp	867,714

See accompanying notes to the financial statements.	5

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
26,200	Korea Electric Power Corp	828,694
66,500	KT Corp ADR	1,353,275
23,900	KT Freetel Co Ltd	581,050
63,300	KT&G Corp	2,802,724
35,300	LG Chemicals Ltd	1,445,788
16,300	LG Electronics Inc	988,279
29,200	LG Engineering & Construction Ltd	1,076,897
13,300	NCSoft Corp *	923,062
11,400	NHN Corp *	1,575,227
27,900	POSCO	5,779,043
16,600	Samsung Electro Mechanics Co	400,647
47,200	Samsung Electronics Co Ltd	24,989,050
37,000	Samsung SDI Co Ltd	3,498,769
8,300	Shinsegae Co Ltd	2,962,931
11,400	SK Telecom Co Ltd	2,096,235
244,100	SK Telecom Co Ltd ADR	5,189,566
		67,446,863

	Taiwan — 16.3%
696,420	Acer Inc	1,324,533
1,757,690	Asustek Computer Inc	4,293,250
548,270	AU Optronics Corp	816,303
647,115	Benq Corp	607,763
597,510	China Motor Corp	550,902
1,622,250	China Steel Corp	1,409,688
1,031,000	Chunghwa Telecom Co Ltd	1,917,518
5,500	Chunghwa Telecom Co Ltd ADR	105,875
1,013,000	CMC Magnetics Corp *	381,067
2,018,791	Compal Electronics Inc	2,024,518
326,002	Delta Electronics Inc	531,961
1,263,900	Formosa Chemicals & Fibre Co	1,965,266
1,968,886	Formosa Petrochemical Corp	3,672,931
1,206,669	Formosa Plastics Corp	1,805,350
1,771,199	Hon Hai Precision Industry Co Ltd	9,185,481
1,339,261	Inventec Co Ltd	597,429
414,120	Lite-On Technology Corp	431,294

6	See accompanying notes to the financial statements.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
468,600	MediaTek Inc	3,998,735
2,776,140	Nan Ya Plastic Corp	3,390,307
179,328	Novatek Microelectronics	761,359
1,249,429	Quanta Computer Inc	1,996,076
509,250	Realtek Semiconductor Corp	514,717
331,000	Sunplus Technology Co Ltd	334,075
11,567,375	Taiwan Semiconductor Manufacturing Co Ltd	19,033,188
1,777,916	United Microelectronics Corp	1,077,661
		62,727,247

	Thailand — 2.6%
353,000	Advanced Info Service Pcl (Foreign Registered) (b)	871,606
405,000	Advanced Info Service Pcl NVDR	1,000,001
1,500,000	BEC World Pcl (Foreign Registered)	505,761
167,000	PTT Exploration & Production Pcl (Foreign Registered) (b)	1,972,587
449,611	PTT Pcl (Foreign Registered) (b)	2,700,083
157,000	PTT Pcl NVDR	942,844
588,000	Shin Corp Pcl (Foreign Registered) (b)	546,514
48,000	Siam Cement Pcl (Foreign Registered) (b)	281,316
65,000	Siam Cement Pcl (Foreign Registered) NVDR	361,901
2,439,000	Tanayong Pcl (Foreign Registered) *(b) (c)	592
397,000	Thai Oil Pcl (Foreign Registered) (b)	644,563
		9,827,768

	Turkey — 0.8%
154,376	Akbank TAS	928,920
59,030	Arcelik AS	353,070
150,783	KOC Holding AS	713,358
36,275	Tupras-Turkiye Petrol Rafineriler AS	558,554
105,135	Vestel Elektronik Sanayi *	389,175
		2,943,077

	TOTAL COMMON STOCKS (COST $296,685,596)	344,638,278

See accompanying notes to the financial statements.	7

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 6.4%

	Brazil — 5.9%
222,900	Aracruz Celulose SA 3.40%	813,297
4,000	Banco Itau Holding Financeira SA 2.79%	836,657
951,100	Caemi Mineracao e Metalurgica SA 3.43%	1,113,719
9,753,000	Companhia de Bebidas das Americas 3.03%	3,140,656
83,000	Compania Vale do Rio Doce Class A 3.97%	2,493,169
58,900	Empresa Brasileira de Aeronautica SA ADR 3.84%	2,112,154
66,900	Gerdau SA 8.17%	810,350
163,255	Investimentos Itau SA 4.28%	407,272
197,200	Petroleo Brasileiro SA (Petrobras) 4.72%	10,876,538
		22,603,812

	South Korea — 0.5%
5,400	Samsung Electronics Co Ltd (Non Voting) 2.95%	1,946,745

	TOTAL PREFERRED STOCKS (COST $17,838,411)	24,550,557

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 4/03/08 *(b)	—

	Turkey — 0.0%
150,783	KOC Holdings AS Rights, Expires 9/13/05	87,410

	TOTAL RIGHTS AND WARRANTS (COST $68,982)	87,410

8	See accompanying notes to the financial statements.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.3%

	Cash Equivalents — 4.3%
2,000,000	HBOS Treasury Time Deposit 3.55% 09/01/05	2,000,000
2,300,000	HSBC Bank Time Deposit, 3.50%, due 09/01/05	2,300,000
2,000,000	ING Bank Time Deposit, 3.56%, due 09/01/05	2,000,000
2,000,000	Rabobank Time Deposit, 3.56%, due 09/01/05	2,000,000
2,000,000	Rabobank Time Deposit, 3.57%, due 09/01/05	2,000,000
2,000,000	Societe Generale Time Deposit, 3.58%, due 09/01/05	2,000,000
3,928,675	The Boston Global Investment Trust (d)	3,928,675
		16,228,675

	TOTAL SHORT-TERM INVESTMENTS (COST $16,228,675)	16,228,675

	TOTAL INVESTMENTS — 100.5%
	(Cost $330,821,664)	385,504,920

	Other Assets and Liabilities (net) — (0.5%)	(1,730,435)

	TOTAL NET ASSETS — 100.0%	$383,774,485

Notes to Schedule of Investments:

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
NVDR - Non-Voting Depository Receipt
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(c)	Bankrupt issuer.
(d)	Investment of security lending collateral (Note 2).

As of August 31, 2005, 66.6% of the Net Assets of the Fund were valued using fair valued prices based on tools by a third party vendor (Note 2).

See accompanying notes to the financial statements.	9

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities —  August 31, 2005 (Unaudited)

Assets:
Investments, at value, including securities on loan of $3,855,795 (cost $330,821,664) (Note 2)	$385,504,920
Cash	33,725
Foreign currency, at value (cost $994,766) (Note 2)	1,003,070
Receivable for Fund shares sold	250,000
Dividends and interest receivable	1,531,194
Receivable for expenses reimbursed by Manager (Note 3)	9,920

Total assets	388,332,829

Liabilities:
Payable upon return of securities loaned (Note 2)	3,928,675
Accrued capital gain and repatriation taxes payable (Note 2)	334,454
Payable to affiliate for (Note 3):
Management fee	125,793
Shareholder service fee	30,021
Trustees and Chief Compliance Officer fees	69
Accrued expenses	139,332

Total liabilities	4,558,344
Net assets	$383,774,485

Net assets consist of:
Paid-in capital	$324,483,544
Accumulated undistributed net investment income	4,640,329
Accumulated distributions in excess of net gain	296,703
Net unrealized appreciation	54,353,909
$383,774,485

Net assets attributable to:
Class III shares	$163,085,632
Class VI shares	$220,688,853

Shares outstanding:
Class III	19,470,763
Class VI	26,268,628

Net asset value per share:
Class III	$8.38
Class VI	$8.40

10	See accompanying notes to the financial statements.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $804,288) (Note 2)	$5,434,644
Interest (including securities lending income of $25,584)	191,441

Total investment income	5,626,085

Expenses:
Management fee (Note 3)	562,374
Shareholder service fee (Note 3) - Class III	93,062
Shareholder service fee (Note 3) - Class VI	43,204
Custodian and fund accounting agent fees	217,212
Transfer agent fees	21,620
Audit and tax fees	31,188
Legal fees	5,152
Trustees fees and related expenses (Note 3)	1,819
Registration fees	2,944
Miscellaneous	5,667
Total expenses	984,242
Fees and expenses reimbursed by Manager (Note 3)	(61,916)
Net expenses	922,326

Net investment income (loss)	4,703,759

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of CPMF tax of $2,870) (Note 2)	589,392
Foreign currency, forward contracts and foreign currency related transactions	(69,587)

Net realized gain (loss) on investments	519,805

Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual change of ($278,784)) (Note 2)	29,039,701
Foreign currency, forward contracts and foreign currency related transactions	(7,509)

Net unrealized gain (loss)	29,032,192

Net realized and unrealized gain (loss)	29,551,997

Net increase (decrease) in net assets resulting from operations	$34,255,756

See accompanying notes to the financial statements.	11

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,703,759	$1,656,390
Net realized gain (loss)	519,805	42,887,386
Change in net unrealized appreciation (depreciation)	29,032,192	(26,890,800)
Net increase (decrease) in net assets from operations	34,255,756	17,652,976

Distributions to shareholders from:
Net investment income
Class III	(210,939)	(3,327,581)
Class VI	(289,967)	(98,389)
Total distributions from net investment income	(500,906)	(3,425,970)
Net realized gains
Class III	(439,457)	(34,630,395)
Class VI	(557,628)	(2,361,326)
Total distributions from net realized gains	(997,085)	(36,991,721)

	(1,497,991)	(40,417,691)
Net share transactions (Note 7):
Class III	66,355,322	(26,189,561)
Class VI	98,530,774	91,844,257

Increase (decrease) in net assets resulting from net share transactions	164,886,096	65,654,696
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	353,601	457,595
Class VI	471,551	343,428
Increase (decrease) in net assets resulting from net purchase premiums and redemption fees	825,152	801,023

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	165,711,248	66,455,719

Total increase (decrease) in net assets	198,469,013	43,691,004

Net assets:
Beginning of period	185,305,472	141,614,468
End of period (including accumulated undistributed net investment income of $4,640,329 and $437,476, respectively)	$383,774,485	$185,305,472

12	See accompanying notes to the financial statements.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$7.71		$ 13.77	$7.25	$8.09	$7.87	$ 12.35
Income from investment operations:

Net investment income	0.13	†	0.17 †	0.23	0.06	0.07	0.09
Net realized and unrealized gain (loss)	0.58		0.19	6.35	(0.85)	0.26	(3.32)

Total from investment operations	0.71		0.36	6.58	(0.79)	0.33	(3.23)

Less distributions to shareholders:
From net investment income	(0.01)		(0.52)	(0.06)	(0.05)	(0.11)	(0.01)
From net realized gains	(0.03)		(5.90)	—	—	—	(1.24)

Total distributions	(0.04)		(6.42)	(0.06)	(0.05)	(0.11)	(1.25)

Net asset value, end of period	$8.38		$ 7.71	$ 13.77	$7.25	$8.09	$ 7.87
Total Return(a)	9.21	%**	16.19%	91.04%	(9.82)%	4.41%	(27.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163,086		$82,153	$105,354	$105,354	$117,878	$113,927
Net expenses to average daily net assets	0.71	%*	1.22%	1.25%	1.35%	1.28%	1.30%
Net investment income to average daily net assets	3.25	%**	1.84%	1.76%	0.80%	1.01%	1.22%
Portfolio turnover rate	4	%**	141%	39%	72%	68%	84%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.11%	0.07%	0.06%	0.09%	0.07%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$ 0.06	$0.02	$0.00 (b)	$0.00 (b)	$0.04

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	Purchase and redemption fees were less than $0.01 per share.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class VI share outstanding throughout each period)

			Period from
			September 23, 2004
	Six Months Ended		(commencement
	August 31, 2005		of operations) through
	(Unaudited)		February 28, 2005
Net asset value, beginning of period	$7.72		$6.52
Income from investment operations:†
Net investment income	0.13		0.03
Net realized and unrealized gain	0.59		1.44

Total from investment operations	0.72		1.47

Less distributions to shareholders:
From net investment income	(0.01)		(0.01)
From net realized gains	(0.03)		(0.26)

Total distributions	(0.04)		(0.27)
Net asset value, end of period	$8.40		$7.72
Total Return(a)	9.34	%**	23.05	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$220,689		$103,152
Net expenses to average daily net assets	0.61	%*	0.71	%*
Net investment income to average daily net assets	3.42	%**	0.99	%*
Portfolio turnover rate	4	%**	141	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.16	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02%		$0.06

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

†	Computed using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.
*	Annualized
**	Not Annualized.

14	See accompanying notes to the financial statements.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.   Organization

GMO Emerging Markets Quality Fund, (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in equity securities traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe (“Emerging Markets”).  The Fund’s benchmark is the S&P/IFCI (Investable) Composite Index.  Prior to September 23, 2004, the Fund’s benchmark was the Asia 7 Index, an index maintained by the Manager and composed of the S&P/IFCI (Investable) Country Indices of seven Asian countries (China, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand), all of which are equally weighted.

For the six months ended August 31, 2005, the Fund had two classes of shares outstanding: Class III and Class VI.  The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.

The Fund currently limits subscriptions due to capacity considerations.

2.    Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The value of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s

15

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of August 31, 2005, the Fund did not hold any forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

16

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The

17

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.  As of August 31, 2005, the Fund did not hold any exchange traded options.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  As of August 31, 2005, the Fund did not hold any indexed securities.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

18

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $56,526 and $30,942, respectively. As of August 31, 2005, the Fund had loaned securities having a market value of $3,855,795, collateralized by cash in the amount of $3,928,675, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.  The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $334,454 for potential capital gains and repatriation taxes at August 31, 2005.  The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) in the Statement of Operations.  For the six months ended August 31, 2005, the Fund has incurred $602 related to capital gain taxes which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera (“CPMF”) tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian

19

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

market.  For the six months ended August 31, 2005, the Fund incurred $2,870 related to CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$331,001,384	$58,112,379	$(3,608,843)	$54,503,536

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.  Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.80%.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase

20

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  These fees are allocated relative to each class’s net assets on the share transaction date.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $823,367 and $503,084 in purchase premiums and $1,785 and $297,939 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

Investments in emerging countries present certain risks that are not inherent in many other securities.  Many emerging countries present elements of political and/or economic instability.  The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets.  Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets for emerging countries are relatively illiquid.  Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.40% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.40% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended was $1,267 and $839, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $168,470,242 and $9,518,614, respectively.

21

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 54.0% of the outstanding shares of the Fund was held by one shareholder.  Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by seven related parties comprised of certain GMO employee accounts, and 88.5% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

22

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	9,298,870	$70,333,374	8,481,852	$ 57,280,306
Shares issued to shareholders in reinvestment of distributions	81,350	628,029	4,364,286	28,188,546
Shares repurchased	(569,449)	(4,606,081)	(12,472,068)	(111,658,413)
Purchase premiums and redemption fees	—	353,601	—	457,595
Net increase (decrease)	8,810,771	$66,708,923	374,070	$ (25,731,966)

	Six Months Ended		Period from September 23, 2004
	August 31, 2005		(commencement of operations)
	(Unaudited)		through February 28, 2005
	Shares	Amount	Shares	Amount
Class VI:
Shares sold	12,795,171	$97,683,179	13,013,063	$89,384,542
Shares issued to shareholders in reinvestment of distributions	109,508	847,595	350,886	2,459,715
Shares repurchased	—	—	—	—
Purchase premiums and redemption fees	—	471,551	—	343,428
Net increase (decrease)	12,904,679	$99,002,325	13,363,949	$92,187,685

23

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Markets Quality Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

24

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

25

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

26

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
21,695,055	0	278,569	0

27

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees,  and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	0.71%	$1,000.00	$1,092.10	$3.74
2) Hypothetical	0.71%	$1,000.00	$1,021.63	$3.62

Class VI
1) Actual	0.61%	$1,000.00	$1,093.40	$3.22
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*

Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

29

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.7%
Short-Term Investment(s)	6.3
Preferred Stocks	1.4
Rights and warrants	0.0
Other Assets and Liabilities (net)	(1.4)
100.0%

Country Summary	% of Equity Investments*
United Kingdom	21.9%
Japan	18.8
Germany	8.1
France	5.9
Italy	4.8
Finland	4.7
Switzerland	4.4
South Korea	3.5
Norway	3.3
Spain	3.2
Brazil	2.6
Canada	2.4
Ireland	2.4
Hong Kong	2.3
Netherlands	2.1
Austria	1.6
Sweden	1.4
India	1.4
Singapore	1.0
Belgium	1.0
Taiwan	0.9
Mexico	0.6
Thailand	0.4
Australia	0.4
Turkey	0.3
Croatia	0.2
Columbia	0.1
Malaysia	0.1
Greece	0.1
Egypt	0.1
New Zealand	0.0
Indonesia	0.0
100.0%

* The table excludes short-term investments.

1

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Investments*
Industrials	25.5%
Consumer Discretionary	21.4
Financials	17.6
Consumer Staples	8.2
Materials	7.2
Information Technology	7.0
Energy	4.8
Health Care	3.9
Utilities	3.0
Telecommunication Services	1.4
100.0%

* The table excludes short-term investments.

2

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.7%

	Australia — 0.4%
685,566	Brazin Ltd	972,616
480,797	Consolidated Rutile Ltd	240,672
35,234	ION Ltd (a)	—
400,000	McGuigan Simeon Wines Ltd (b)	1,346,570
825,000	Pasminco Ltd *(a)	—
1,100,000	PMP Ltd *	1,108,804
		3,668,662

	Austria — 1.5%
29,000	Boehler Uddeholm (Bearer)	4,493,303
41,400	Erste Bank Der Oesterreichischen Sparkassen AG	2,299,323
20,677	Flughafen Wien AG	1,378,610
110,800	OMV AG	6,044,265
35,000	Wienerberger AG	1,442,934
		15,658,435

	Belgium — 1.0%
102,000	AGFA-Gevaert NV	2,671,314
37,918	Bekaert NV	3,144,270
32,964	Omega Pharma SA (b)	1,893,723
14,790	Solvay SA	1,611,586
5,006	Unibra SA *	545,821
		9,866,714

	Brazil — 2.3%
190,000	All America Latina Logistica	6,440,815
286,800	Compania de Concessoes Rodoviarias	6,838,422
135,000	Diagnosticos da America SA *	1,620,916
475,000	Localiza Rent A Car *	3,264,743
300,000	Porto Seguro SA	2,774,714
205,600	Tam SA *	2,267,095
		23,206,705

See accompanying notes to the financial statements.	3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Canada — 2.3%
368,800	Canfor Corp *	4,101,057
535,000	Hudson’s Bay Co	6,165,536
653,800	Ivanhoe Mines Ltd *	4,764,222
90,600	KAP Resources Ltd *(a)	763
183,800	Patheon Inc *	1,292,894
776,300	QLT Inc *	6,932,126
		23,256,598

	Colombia — 0.1%
66,900	Bancolombia SA ADR	1,430,322

	Croatia — 0.2%
160,000	Pliva D.D. GDR	2,028,800

	Egypt — 0.1%
95,000	Lecico Egypt SAE GDR 144A	950,000

	Finland — 4.4%
208,500	Finnlines	3,703,829
302,150	Jaakko Poyry Group Oyj	9,978,143
86,700	Marimekko Oyj	1,694,457
556,000	Ramirent Oyj	12,673,856
1,178,160	Rapala VMC Oyj (b)	8,335,218
403,900	Uponor Oyj	8,684,970
		45,070,473

	France — 5.6%
23,271	Bacou Dalloz	2,297,886
22,800	BIC SA	1,346,581
161,900	Boursorama *(b)	1,282,066
3,700	Casino Guichard Perrachon SA	260,344
50,932	Clarins (b)	3,302,993
6,450	Damartex SA	227,409
44,100	Essilor International SA	3,450,450
45,877	Eurazeo	4,757,610

4	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	France — continued
6,300	Gaumont SA	429,544
31,108	Groupe Partouche *(b)	536,692
9,000	Guyenne et Gascogne SA	1,036,743
17,700	Klepierre	1,756,789
14,100	Lagardere S.C.A.	1,012,308
55,200	LISI	3,952,518
75,000	Metropole TV	2,047,319
61,000	Michelin SA Class B	3,723,795
9,407	Natexis Banques Populaires	1,310,509
59,100	Peugeot SA	3,687,537
45,000	Publicis Groupe	1,497,902
1,351	SAGA	70,003
34,600	Schneider Electric SA	2,730,680
1,416,000	SCOR SA (b)	2,798,215
20,350	Seb SA	2,296,635
30,001	Sequana Capital	844,138
7,250	SOMFY SA (b)	1,472,303
25,000	Thales SA	1,136,161
51,872	Virbac SA	2,088,588
99,341	Zodiac SA	5,561,195
		56,914,913

	Germany — 6.6%
178,680	Aareal Bank AG *(b)	5,916,785
32,992	Adidas-Salomon AG	5,921,605
119,200	Commerzbank AG	3,114,756
18,100	Continental AG	1,437,157
300,000	Depfa Bank Plc	5,088,753
350,200	Deutsche Lufthansa AG (Registered)	4,717,896
102,617	Fraport AG	4,788,174
137,747	Hannover Rueckversicherungs AG (Registered) (b)	4,976,206
156,520	Heidelberger Druckmaschinen	5,577,116
310,000	Infineon Technologies AG *	2,910,575
135,503	Medion AG (b)	2,160,489
450,000	MTU Aero Engines Holding *	13,323,960

See accompanying notes to the financial statements.	5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
62,900	Singulus Technologies *(b)	879,577
63,222	Suedzucker AG	1,329,677
16,601	Volkswagen AG	877,569
77,000	Vossloh AG	4,441,658
		67,461,953

	Greece — 0.1%
172,640	Lamda Development SA *	1,067,890

	Hong Kong — 2.1%
711,000	ASM Pacific Technology	3,502,171
383,000	China Resources Peoples Telephone Co Ltd	134,135
1,676,000	Hang Lung Properties Ltd	2,625,737
1,929,000	Hopewell Highway Infrastructure Ltd	1,305,286
988,500	Kerry Properties Ltd	2,692,715
770,000	Orient Overseas International Ltd	3,086,896
2,278,000	Pacific Basin Shipping Ltd	1,082,832
1,300,000	Shangri-La Asia Ltd	2,260,332
1,200,000	Techtronic Industries Co	3,031,325
250,000	Wing Lung Bank	2,095,012
		21,816,441

	India — 1.4%
641,984	Arvind Mills Ltd	1,936,342
300,000	Great Eastern Shipping Co	1,321,129
54,688	Himatsingka Seide Ltd	703,359
413,117	Jain Irrigation Systems Ltd *	1,571,728
1,435,450	Mirc Electronics Ltd *	857,178
31,692	Punjab National Bank Ltd	289,035
75,000	Rajesh Exports Ltd	1,304,281
132,806	Raymond Ltd	1,108,194
1,341,000	Sakthi Sugars Ltd *	3,074,946
900,000	Welspun Gujarat Stahl Ltd *	1,568,793
		13,734,985

6	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 0.0%
680,500	Adira Dinamika Multi Finance PT	105,709

	Ireland — 2.3%
336,346	Anglo Irish Bank Corp Plc	4,533,412
250,000	C&C Group Plc	1,418,015
153,457	CRH Plc	4,177,665
493,000	Grafton Group Plc *	5,207,894
252,113	Greencore Group Plc	1,103,852
379,440	IFG Group Plc	628,491
141,000	Irish Continental Group Plc *	1,779,074
230,000	Irish Life & Permanent Plc	4,264,097
		23,112,500

	Italy — 4.5%
255,000	Arnoldo Mondadori Editore SPA (b)	2,601,437
708,425	Banca Intesa SPA	3,423,832
187,500	Banche Popolari Unite Scrl	3,830,361
157,000	Brembo Filatura del Brembo SPA	1,197,320
204,200	Buzzi Unicem SPA	3,223,462
497,000	Campari	4,067,507
112,800	ERG SPA	2,609,470
264,700	Finmeccanica SPA	4,982,071
357,716	Gruppo Editoriale L’Espresso (b)	2,048,404
1,115,300	IFIL SPA	5,045,868
300,300	Indesit Company SPA (b)	3,503,038
30,000	Pagnossin SPA *	37,592
79,552	Riunione Adriatica di Sicurta SPA	1,652,733
600,000	Snam Rete Gas SPA	3,321,071
1,759,364	Telecom Italia Di RISP	4,636,464
		46,180,630

	Japan — 17.8%
52,672	Arisawa Manufacturing Co Ltd	1,123,893
289,500	Asahi Soft Drinks Co Ltd	3,350,970
700,000	Bank of Yokohama Ltd	4,520,033

See accompanying notes to the financial statements.	7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
300,000	Brother Industries Ltd	2,423,033
100,000	Cawachi Ltd	4,087,141
600,000	Central Glass Co Ltd	3,760,902
168,000	Daikin Industries Ltd	4,522,556
1,400,000	Dainippon Ink and Chemicals Inc	4,402,329
80,000	Dainippon Screen Manufacturing Co Ltd	565,532
475,000	Daito Trust Construction Co Ltd	19,897,620
80,000	Diamond Lease Co Ltd	3,229,989
15,800	Electric Power Development Co	489,504
123,000	Hino Motors	788,473
90,000	Hitachi High Technologies Corp	1,467,183
460,000	Isuzu Motors Ltd (b)	1,423,124
600,000	J Oil Mills Inc (b)	2,690,111
600,000	JACCS Co Ltd	5,105,892
600	Japan Retail Fund Investment Corp	4,910,314
1,100,000	Kobe Steel Ltd	2,623,223
200,000	Koei Co Ltd (b)	4,900,213
1,250,000	Marubeni Corp	5,254,316
500,000	Mitsui Trust Holding Inc	5,640,457
800,000	NHK Spring Co Ltd	6,102,139
700,000	Nippon Electric Glass Co Ltd	12,582,558
794,500	Nippon Mining Holdings Inc	5,393,840
1,520,000	Nitto Boseki Co Ltd (b)	3,721,616
600,000	Oki Electric Industry Co Ltd	1,943,044
300	ORIX JREIT Inc (b)	2,066,615
200,000	Santen Pharmaceutical Co Ltd	5,136,977
230,000	Sanwa Shutter Corp	1,379,811
60,000	Seiren Co Ltd (b)	678,774
450,000	Shimadzu Corp	2,854,285
2,400,000	Showa Denko	7,248,690
750,000	Showa Shell Sekiyu	8,673,748
300,000	Sumitomo Rubber Industries Inc	3,181,481
300,000	Taisei Corp	1,097,647
150,000	TIS Inc	4,510,878
1,750,000	Tokyu Land Corp (b)	9,900,045

8	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
420,000	Toyo Suisan Kaisha Ltd	7,422,606
500,000	Yamaha Motor Co Ltd (b)	9,444,147
		180,515,709

	Malaysia — 0.1%
7,750,000	E & O Property Development *	1,337,553

	Mexico — 0.6%
500,000	Grupo Bimbo SA de CV	1,538,819
1,346,700	Grupo Imsa SA Class UBC	3,067,796
1,250,000	Sare Holding SA de CV *	1,040,214
		5,646,829

	Netherlands — 2.0%
556,097	Buhrmann NV (b)	6,798,824
110,300	Fortis NV	3,155,465
15,756	Fugro NV	474,319
528,139	Hagemeyer NV *(b)	1,443,542
49,800	Imtech NV	1,798,249
204,267	VNU NV (b)	6,286,295
		19,956,694

	New Zealand — 0.0%
46,000	Air New Zealand	39,569
1,207,475	Evergreen Forests Ltd *	269,240
		308,809

	Norway — 3.1%
713,390	Ekornes ASA	12,400,619
195,550	Prosafe ASA (b)	7,945,204
1,350,000	Seadrill Ltd *(b)	11,207,619
		31,553,442

See accompanying notes to the financial statements.	9

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Singapore — 1.0%
10,538,000	Anwell Technologies Ltd	918,119
676,000	ComfortDelgro Corp Ltd	581,605
2,500,000	GES International Ltd	1,300,178
700,000	Gold Peak Batteries International	679,976
2,300,000	Huan Hsin Holdings Ltd	831,365
3,375,000	LMA International NV *	1,705,865
1,809,000	People’s Food Holdings Ltd	1,001,916
2,600,000	Petra Foods Ltd	1,518,406
1,300,000	Unisteel Technology Ltd	1,382,801
		9,920,231

	South Korea — 3.3%
91,980	Asia Cement Co Ltd	3,137,598
79,533	FnC Kolon Corp *	686,564
525,560	Handsome Co Ltd	4,723,098
264,140	Hotel Shilla Co Ltd	2,148,857
144,000	Kooksoondang Co Ltd	2,095,509
81,100	Korea Electric Terminal Co	1,019,886
320,963	Kortek Corp	1,695,979
130,000	LG Household & Health Care Ltd	6,731,139
61,000	Pulmuone Co Ltd	1,669,109
29,150	Sam Yang Corp	1,081,066
60,000	Samsung Electro Mechanics Co	1,448,122
49,800	Samsung SDI Co Ltd	4,709,154
50,000	Samsung SDI Co Ltd GDR 144A	1,167,500
240,000	Woongjin.com Co Ltd	1,324,523
		33,638,104

	Spain — 3.1%
192,000	ACS Actividades de Construccion y Servicios SA	5,782,883
243,794	Aguas de Barcelona SA Class A	5,567,709
54,400	Altadis SA	2,363,958
10,649	Bankinter SA	537,219
43,296	Compania de Distribucion Integral Logista SA	2,221,131
70,000	Fomento de Construcciones y Contratas SA	4,036,549

10	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
106,800	Gas Natural SDG SA	3,182,445
70,000	Red Electrica de Espana	1,891,849
70,000	Union Fenosa SA	2,043,703
628,157	Uralita SA	3,407,487
		31,034,933

	Sweden — 1.4%
181,400	Autoliv Inc SDR	8,060,826
543,070	Lundin Mining Corp SDR *	5,739,571
		13,800,397

	Switzerland — 4.2%
2,131	Bank Sarasin & Cie AG Class B (Registered)	4,241,985
2,500	Belimo Holding AG (Registered)	1,633,433
16,470	Bobst Group AG (Registered)	776,321
98,286	Charles Voegele Holding AG	7,990,939
700	Eichhof Holding AG (Registered)	737,658
2,719	Forbo Holdings AG (Registered) *(b)	580,373
3,294	Geberit AG (Registered)	2,425,249
17,510	Helvetia Patria Holding (Registered)	3,116,915
1,000	Jelmoli Holding AG (Bearer)	1,487,596
3,250	Jelmoli Holding AG (Registered)	969,717
66,000	Julius Baer Holding AG	4,310,183
9,030	Sarna Kunststoff Holding AG (Registered) *	1,110,373
1,000	Schaffner Holding AG (Registered)	154,809
34,700	Swatch Group AG	4,821,510
28,010	Unique Zurich Airport *	4,781,696
17,908	Valiant Holding AG (Registered) *	1,614,442
10,650	Valora Holding AG *	1,986,761
		42,739,960

	Taiwan — 0.9%
4,319,000	Arima Computer Corp *	927,009
1,942,500	Benq Corp	1,824,372
2,287,450	Compal Electronics Inc	2,293,939

See accompanying notes to the financial statements.	11

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
703,000	Phoenixtec Power Co Ltd	654,702
1,080,000	Tsann Kuen Enterprises Co Ltd	1,682,198
4,517,000	Yageo Corp *	1,427,813
		8,810,033

	Thailand — 0.4%
250,000	Amata Corp (Public Shares)	73,760
13,500,000	Asian Property Development Pcl (Foreign Registered) (a)	1,183,284
3,298,000	Glow Energy Pcl (Foreign Registered)	1,800,000
3,787,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (a)	1,028,365
		4,085,409

	Turkey — 0.2%
575,000	Petkim Petrokimya Holding *	2,542,906

	United Kingdom — 20.7%
175,000	Alliance & Leicester Plc	2,723,682
170,828	Alliance Unichem Plc	2,545,150
107,310	Aviva Plc	1,189,110
682,342	Balfour Beatty Plc	4,090,936
575,000	BBA Group Plc	3,176,945
687,250	Bodycote International Plc	2,651,432
198,600	BPB Plc	2,627,444
425,000	Brambles Industries Plc	2,543,079
500,000	British Airways Plc *	2,505,864
1,600,000	British Insurance Holdings Plc	2,603,027
750,000	Brown (N) Group Plc	2,377,335
1,425,000	Cable & Wireless Plc	3,897,090
814,100	Carphone Warehouse Group Plc	2,791,550
549,176	Cattle’s Plc	2,888,442
500,000	Centrica Plc	2,256,197
239,888	Chemring Group Plc	2,549,891
650,000	Cobham Group Plc	1,626,702
742,000	Compass Group Plc	3,348,865
128,342	Computacenter Plc	470,300

12	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
3,700,000	Dimension Data Holdings Plc *	2,538,528
9,750	DX Services Plc	61,649
696,493	FKI Plc	1,333,125
1,057,600	Fyffes Plc	3,339,586
259,952	Gallaher Group Plc	3,970,797
700,000	Group4Securicor *	1,953,604
360,000	Hanson Plc	3,765,945
196,747	Hays Plc	466,386
461,049	ICAP Plc	2,644,426
127,400	Imperial Tobacco Group Plc	3,543,732
300,000	ISOFT Group Plc	2,475,543
2,000,000	ITV Plc	4,212,793
575,000	JJB Sports Plc	1,893,522
135,000	Johnson Matthey Plc	2,766,029
445,000	Kelda Group Plc	5,443,829
360,000	Kesa Electricals Plc	1,704,997
362,344	Kier Group Plc	6,019,963
73,376	Lonmin Plc	1,569,954
512,200	Matalan Plc	1,874,888
950,000	Misys Plc	3,890,155
1,531,551	Morrison Supermarkets	4,995,483
100,000	Next Plc	2,729,032
300,300	Northern Rock Plc	4,393,969
1,800,000	O2 Plc	4,984,291
1,000,000	PD Ports Plc	1,986,701
580,000	Peninsular & Oriental Steam Navigation Co	3,324,494
274,031	Pennon Group Plc	5,025,427
1,284,614	Photo-Me International Plc	2,951,372
2,050,000	PHS Group Plc	4,235,705
500,000	Premier Foods Plc	2,924,439
135,000	Provident Financial Plc	1,562,211
10,000	Resolution Plc	112,008
500,736	Rexam Plc	4,555,593
750,000	RM Plc	2,301,624
2,477,400	Royal & Sun Alliance Insurance Group	4,154,613
1,000,000	Sage Group Plc	4,133,116

See accompanying notes to the financial statements.	13

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
275,000	Shire Pharmaceuticals Plc	3,458,303
532,000	Slough Estates Plc	5,276,472
755,160	Smith (David S.) Holdings Plc	2,231,289
165,600	Smith WH Plc	1,104,579
500,000	SSL International Plc	2,584,730
68,600	Tate & Lyle Plc	571,120
550,300	Tomkins Plc	2,796,741
110,000	Travis Perkins Plc	3,119,244
295,000	Trinity Mirror Plc	3,310,235
1,280,000	TT Electronics Plc	3,201,968
230,700	Ultra Electronics Holdings Plc	3,482,507
283,500	Viridian Group Plc	3,885,778
338,100	Westbury Plc	2,745,811
265,100	William Hill Plc	2,815,875
167,800	Wolseley Plc	3,424,459
850,000	Wood Group (John) Plc	3,172,835
91,282	Xstrata Plc	2,146,630
325,000	Yell Group Plc	2,653,131
		210,684,277

	TOTAL COMMON STOCKS (COST $633,758,853)	952,107,016

	PREFERRED STOCKS — 1.4%

	Brazil — 0.2%
890,000	Caemi Mineracao e Metalurgica SA 3.43%	1,042,172
280,000	Suzano Bahia Sul Papel e Celulose SA 1.86%	1,224,777
		2,266,949

	France — 0.1%
6,800	Casino Guichard Perrachon SA 3.88% (b)	427,248

	Germany — 1.1%
55,900	Henkel KGaA 1.88%	5,309,877
150,000	Volkswagen AG 3.96%	5,957,513
		11,267,390

14	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)

	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries *	160,771

	TOTAL PREFERRED STOCKS (COST $10,681,608)	14,122,358

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
631,167	Sino Thai Engineering & Construction Pcl Warrants, Expires 4/18/08 *	20,669

	TOTAL RIGHTS AND WARRANTS (COST $49,387)	20,669

	SHORT-TERM INVESTMENT(S) — 6.3%

	Cash Equivalents — 6.3%
13,400,000	Societe Generale Time Deposit, 3.58%, due 09/01/05	13,400,000
50,930,132	The Boston Global Investment Trust (c)	50,930,132
		64,330,132

	TOTAL SHORT-TERM INVESTMENT(S) (COST $64,330,132)	64,330,132

	TOTAL INVESTMENTS — 101.4%
	(Cost $708,819,980)	1,030,580,175

	Other Assets and Liabilities (net) — (1.4%)	(14,233,338)

	TOTAL NET ASSETS — 100.0%	$1,016,346,837

See accompanying notes to the financial statements.	15

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt
* Non-income producing security.
(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(b) All or a portion of this security is out on loan (Note 2).
(c) Investment of security lending collateral (Note 2).

As of August 31, 2005, 85.8% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor (Note 2).

16	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities —  August 31, 2005 (Unaudited)

Assets:
Investments, at value, including securities on loan of $48,946,940 (cost $708,819,980) (Note 2)	$1,030,580,175
Cash	69,431
Foreign currency, at value (cost $33,912,147) (Note 2)	34,036,811
Receivable for investments sold	4,803,731
Dividends and interest receivable	1,369,520
Foreign taxes receivable	223,304
Receivable for expenses reimbursed by Manager (Note 3)	73,904

Total assets	1,071,156,876

Liabilities:
Payable for investments purchased	2,755,276
Payable upon return of securities loaned (Note 2)	50,930,132
Accrued capital gain and repatriation taxes payable (Note 2)	196,496
Payable to affiliate for (Note 3):
Management fee	598,546
Shareholder service fee	103,423
Trustees and Chief Compliance Officer fees	1,638
Accrued expenses	224,528

Total liabilities	54,810,039
Net assets	$1,016,346,837

Net assets consist of:
Paid-in capital	$ 622,874,177
Accumulated undistributed net investment income	4,691,796
Accumulated net realized gain	67,029,595
Net unrealized appreciation	321,751,269
$1,016,346,837

Net assets attributable to:
Class III shares	$ 425,807,901
Class IV shares	$ 590,538,936

Shares outstanding:
Class III	25,055,580
Class IV	34,722,758

Net asset value per share:
Class III	$ 16.99
Class IV	$ 17.01

See accompanying notes to the financial statements.	17

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,603,922)	$15,910,226
Interest (including securities lending income of $620,048)	928,207

Total investment income	16,838,433

Expenses:
Management fee (Note 3)	3,433,913
Shareholder service fee (Note 3) - Class III	313,474
Shareholder service fee (Note 3) - Class IV	281,576
Custodian and fund accounting agent fees	353,004
Transfer agent fees	21,528
Audit and tax fees	26,680
Legal fees	10,770
Trustees fees and related expenses (Note 3)	7,989
Registration fees	920
Miscellaneous	14,378
Total expenses	4,464,232
Fees and expenses reimbursed by Manager (Note 3)	(419,060)
Net expenses	4,045,172

Net investment income (loss)	12,793,261

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax and CPMF tax of $36,793 and $29,228, respectively) (Note 2)	68,791,001
Foreign currency, forward contracts and foreign currency related transactions	(1,635,250)

Net realized gain (loss) on investments	67,155,751

Change in net unrealized appreciation (depreciation) on:
Investments (including foreign capital gains tax accrual change of $19,409) (Note 2)	(38,809,347)
Foreign currency, forward contracts and foreign currency related transactions	(284,959)

Net unrealized gain (loss)	(39,094,306)

Net realized and unrealized gain (loss)	28,061,445

Net increase (decrease) in net assets resulting from operations	$40,854,706

18	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 12,793,261	$ 14,743,431
Net realized gain (loss)	67,155,751	98,592,316
Change in net unrealized appreciation (depreciation)	(39,094,306)	113,649,493
Net increase (decrease) in net assets from operations	40,854,706	226,985,240

Distributions to shareholders from:
Net investment income
Class III	(2,115,450)	(12,236,026)
Class IV	(2,934,724)	(8,819,758)
Total distributions from net investment income	(5,050,174)	(21,055,784)
Net realized gains
Class III	(18,462,112)	(40,519,991)
Class IV	(25,324,360)	(28,580,789)
Total distributions from net realized gains	(43,786,472)	(69,100,780)

	(48,836,646)	(90,156,564)
Net share transactions (Note 7):
Class III	2,759,590	(129,870,091)
Class IV	27,763,518	172,149,959
Increase (decrease) in net assets resulting from net share transactions	30,523,108	42,279,868

Total increase (decrease) in net assets	22,541,168	179,108,544

Net assets:
Beginning of period	993,805,669	814,697,125
End of period (including accumulated undistributed net investment income of $4,691,796 and distributions in excess of net investment income of $3,051,291, respectively)	$1,016,346,837	$993,805,669

See accompanying notes to the financial statements.	19

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003		2002		2001(a)
Net asset value, beginning of period	$ 17.19		$ 14.79	$ 9.13	$ 9.59		$ 9.68		$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	0.22	†	0.26 †	0.20 †	0.16	†	0.15		0.06
Net realized and unrealized gain (loss)	0.44		3.76	5.77	(0.51	)(b)	0.00	(b)(c)	(0.33	)(b)

Total from investment operations	0.66		4.02	5.97	(0.35)		0.15		(0.27)

Less distributions to shareholders:
From net investment income	(0.09)		(0.38)	(0.31)	(0.11)		(0.24)		(0.05)
From net realized gains	(0.77)		(1.24)	—	—		—		—

Total distributions	(0.86)		(1.62)	(0.31)	(0.11)		(0.24)		(0.05)
Net asset value, end of period	$ 16.99		$ 17.19	$ 14.79	$ 9.13		$ 9.59		$ 9.68
Total Return (d)	4.17	%**	28.40%	65.76%	(3.64)%		1.59%		(2.64)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$425,808		$426,758	$480,966	$275,739		$149,566		$61,244
Net expenses to average daily net assets	0.85	%*	0.85%	0.85%	0.85%		0.86%	(e)	0.85	%*
Net investment income to average daily net assets	2.59	%*	1.71%	1.71%	1.59%		1.48%		1.08	%*
Portfolio turnover rate	20	%**	25%	31%	24%		17%		16	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*	0.09%	0.11%	0.15%		0.26%		0.43	%*

(a)	Period from June 30, 2000 (commencement of operations) to February 28, 2001.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares
(c)	Net realized and unrealized loss was less than $0.01 per share.
(d)	Total return would have been lower had certain expenses not been reimbursed during the periods shown.
(e)	Includes transfer taxes not reimbursed by the Manager, which approximate 0.01% of average daily net assets.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003(a)

Net asset value, beginning of period	$ 17.20		$ 14.80	$ 9.13	$ 10.60

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.26	0.21	0.08
Net realized and unrealized gain (loss)	0.45		3.76	5.77	(1.43)

Total from investment operations	0.67		4.02	5.98	(1.35)

Less distributions to shareholders:
From net investment income	(0.09)		(0.38)	(0.31)	(0.12)
From net realized gains	(0.77)		(1.24)	—	—

Total distributions	(0.86)		(1.62)	(0.31)	(0.12)

Net asset value, end of period	$ 17.01		$ 17.20	$ 14.80	$ 9.13
Total Return (b)	4.23	%**	28.44%	65.92%	(12.76	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$590,539		$567,048	$333,731	$202,319
Net expenses to average daily net assets	0.80	%*	0.81%	0.80%	0.80	%*
Net investment income to average daily net assets	2.62	%*	1.69%	1.78%	1.13%
Portfolio turnover rate	20	%**	25%	31%	24	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*	0.09%	0.11%	0.14	%*

(a)	Period from June 14, 2002 (commencement of operations) through February 28, 2003.
(b)	Total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	21

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Foreign Small Companies Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in a diversified portfolio of equity securities of non-U.S. issuers.  The Fund’s benchmark is the S&P/Citigroup Extended Market Index (“EMI”) World ex-U.S. Index.

Throughout the six months ended August 31, 2005, the Fund had two classes of shares outstanding: Class III and Class IV.  The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.  Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Fund’s prospectus.

The Fund currently limits subscriptions due to capacity considerations.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events

22

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of August 31, 2005, the Fund did not hold any forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund

23

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire or are closed are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The

24

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees

25

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $1,109,046 and $488,998, respectively. As of August 31, 2005, the Fund had loaned securities having a market value of $48,946,940, collateralized by cash in the amount of $50,930,132, which was invested in a short-term instrument.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.  The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $196,496 for potential capital gains and repatriation taxes as of August 31, 2005.  The accrual for capital gains and repatriation taxes is included in net unrealized gain in the Statement of Operations.  For the six months ended August 31, 2005, the Fund incurred $36,793 related to capital gains taxes which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera (“CPMF”) tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market.  For the six months ended August 31, 2005, the Fund incurred $29,228 related to CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

26

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

			Net Unrealized
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Appreciation (Depreciation)
$709,110,980	$338,270,003	$(16,800,808)	$321,469,195

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.70% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

27

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.70% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $5,597 and $3,720, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the aggregated $181,663,896 and $207,891,790, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 48.3% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.1% of the Fund’s shares was held by ten related parties comprised of certain GMO employee accounts.

28

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	360,513	$ 5,900,000	2,003,413	$ 31,586,841
Shares issued to shareholders in reinvestment of distributions	1,264,284	20,064,187	3,225,981	50,882,694
Shares repurchased	(1,398,560)	(23,204,597)	(12,913,661)	(212,339,626)
Net increase (decrease)	226,237	$ 2,759,590	(7,684,267)	$(129,870,091)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class IV:
Shares sold	—	$ —	8,179,317	$136,758,180
Shares issued to shareholders in reinvestment of distributions	1,748,332	27,763,518	2,242,284	35,391,779
Shares repurchased	—	—	—	—
Net increase (decrease)	1,748,332	$27,763,518	10,421,601	$172,149,959

29

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Foreign Small Companies Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

30

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

31

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

32

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

33

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

34

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	0.85%	$1,000.00	$1,041.70	$4.37
2) Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33

Class IV
1) Actual	0.80%	$1,000.00	$1,042.30	$4.12
2) Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08

*             Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

35

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.2%
Short-Term Investment(s)	5.5
Debt Obligations	1.9
Preferred Stocks	1.9
Loan Assignments	0.1
Loan Participations	0.1
Private Equity Securities	0.1
Call Options Purchased	0.0
Convertible Securities	0.0
Investment Funds	0.0
Mutual Funds	0.0
Promissory Notes	0.0
Put Options Purchased	0.0
Rights And Warrants	0.0
Swaps	0.0
Forward Currency Contracts	0.0
Written Options	0.0
Futures	(0.1)
Reverse Repurchase Agreements	(0.3)
Other Assets and Liabilities (net)	(0.4)
100.0%

*         The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Country Summary**	% of Equity Investments
United States	52.1%
United Kingdom	8.3
Japan	7.7
South Korea	3.2
Netherlands	2.3
Taiwan	2.3
Italy	2.2
France	2.1
Germany	2.1
Canada	1.9
Brazil	1.8
Australia	1.5
Spain	1.3
Sweden	1.2
Belgium	1.1
Finland	1.1
South Africa	0.9
Hong Kong	0.7
Mexico	0.7
Switzerland	0.7
China	0.6
Ireland	0.6
Norway	0.6
Austria	0.5
Malaysia	0.4
Singapore	0.4
Denmark	0.3
India	0.3
Turkey	0.3
Indonesia	0.2
Argentina	0.1
Egypt	0.1
Greece	0.1
Philippines	0.1
Poland	0.1
Thailand	0.1
100.0%

**      The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.

2

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	AFFILIATED ISSUERS — 100.0%

	Mutual Funds — 100.0%
1,231,964	GMO Alpha Only Fund, Class III *	12,947,938
1,418,950	GMO Currency Hedged International Equity Fund, Class III	12,245,538
300,704	GMO Emerging Countries Fund, Class III	4,781,190
218,390	GMO Emerging Country Debt Fund, Class IV	2,566,078
1,607,662	GMO Emerging Markets Fund, Class VI	30,561,659
6,183	GMO Growth Fund, Class III	110,611
232,741	GMO Inflation Indexed Bond Fund, Class III	2,716,088
1,538,581	GMO International Growth Fund, Class III	43,187,971
1,439,397	GMO International Intrinsic Value Fund, Class IV	42,908,413
139,290	GMO International Small Companies Fund, Class III	2,395,788
312,003	GMO Real Estate Fund, Class III	5,260,366
14,949	GMO Short-Duration Investment Fund, Class III	133,043
8,420,632	GMO U.S. Core Fund, Class VI	119,741,383
1,160,011	GMO U.S. Quality Equity Fund, Class IV	23,084,215
74,370	GMO Value Fund, Class III	742,959
		303,383,240

	Private Investment Fund — 0.0%
175	GMO SPV I, LLC *	898

	TOTAL AFFILIATED ISSUERS (COST $258,019,203)	303,384,138

See accompanying notes to the financial statements.	3

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Repurchase Agreements — 0.0%
22,814	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $22,816, and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 2/15/26, and a market value, including accrued interest of $23,271.	22,814

	TOTAL SHORT-TERM INVESTMENTS (COST $22,814)	22,814

	TOTAL INVESTMENTS — 100.0%
	(Cost $258,042,017)	303,406,952

	Other Assets and Liabilities (net) — 0.0%	(20,568)

	TOTAL NET ASSETS — 100.0%	$303,386,384

	Notes to Schedule of Investments:

	* Non-income producing security.
	As of August 31, 2005, 32.9% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on modeling tools by a third party vendor.

4	See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $258,019,203) (Notes 2 and 8)	$303,384,138
Investments in unaffiliated issuers, at value (cost $22,814) (Note 2)	22,814
Receivable for investments sold	9,147,590
Dividends and interest receivable	1,017,251
Receivable for expenses reimbursed by Manager (Note 3)	6,169

Total assets	313,577,962

Liabilities:
Payable for investments purchased	10,134,838
Payable for Fund shares repurchased	30,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	1,019
Accrued expenses	25,721

Total liabilities	10,191,578
Net assets	$303,386,384

Net assets consist of:
Paid-in capital	$238,397,725
Accumulated undistributed net investment income	2,023,647
Accumulated net realized gain	17,600,077
Net unrealized appreciation	45,364,935
$303,386,384

Net assets attributable to:
Class III shares	$303,386,384

Shares outstanding:
Class III	25,774,565

Net asset value per share:
Class III	$11.77

See accompanying notes to the financial statements.	5

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,025,903
Interest	3,233

Total investment income	2,029,136

Expenses:
Custodian, fund accounting agent and transfer agent fees	19,044
Audit and tax fees	9,936
Legal fees	3,680
Trustees fees and related expenses (Note 3)	3,185
Registration fees	2,668
Miscellaneous	4,236
Total expenses	42,749
Fees and expenses reimbursed by Manager (Note 3)	(37,260)
Net expenses	5,489

Net investment income (loss)	2,023,647

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	13,664,740
Realized gains distributions from affiliated issuers (Note 8)	4,118,763

Net realized gain (loss) on investments	17,783,503

Change in net unrealized appreciation (depreciation) on investments	(10,569,592)

Net realized and unrealized gain (loss)	7,213,911

Net increase (decrease) in net assets resulting from operations	$9,237,558

6	See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,023,647	$5,507,879
Net realized gain (loss)	17,783,503	16,196,803
Change in net unrealized appreciation (depreciation)	(10,569,592)	19,014,524

Net increase (decrease) in net assets from operations	9,237,558	40,719,206

Distributions to shareholders from:
Net investment income
Class III	—	(7,147,138)
Net realized gains
Class III	(5,820,098)	(10,998,619)

	(5,820,098)	(18,145,757)
Net share transactions (Note 7):
Class III	(35,869,175)	90,283,380

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	18,709	106,660

Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(35,850,466)	90,390,040

Total increase (decrease) in net assets	(32,433,006)	112,963,489

Net assets:
Beginning of period	335,819,390	222,855,901
End of period (including accumulated undistributed net investment income of $2,023,647 and $0, respectively)	$303,386,384	$335,819,390

See accompanying notes to the financial statements.	7

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004		2003		2002		2001

Net asset value, beginning of period	$11.63		$10.86		$7.51		$8.66		$8.92		$9.49
Income from investment operations:
Net investment income (loss)(a)	0.07	†	0.23	†	0.14		0.15		0.23		0.24
Net realized and unrealized gain (loss)	0.30		1.23		3.55		(1.07)		(0.14)		0.39
Total from investment operations	0.37		1.46		3.69		(0.92)		0.09		0.63
Less distributions to shareholders:
From net investment income	—		(0.27)		(0.21)		(0.23)		(0.13)		(0.51)
From net realized gains	(0.23)		(0.42)		(0.13)		—		(0.22)		(0.69)
Total distributions	(0.23)		(0.69)		(0.34)		(0.23)		(0.35)		(1.20)
Net asset value, end of period	$11.77		$11.63		$10.80		$7.51		$8.66		$8.92
Total Return(b)	3.26	%(c)**	13.70	%(c)	49.63	%(c)	(10.84)%		1.12%		6.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$303,386		$335,819		$222,856		$79,736		$40,124		$42,776
Net expenses to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income to average daily net assets(a)	1.27	%*	2.11%		1.99%		3.06%		2.73%		2.56%
Portfolio turnover rate	10	%**	17%		73%		30%		13%		19%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.04%		0.05%		0.07%		0.07%		0.07%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(f)	$0.01		—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(c)	Calculations exclude purchase premiums and redemption fees which are borne by the shareholders.
(d)	Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

8	See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Global (U.S.+) Equity Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund operates as a “fund-of-funds” and makes investments in other funds of the Trust (“underlying fund(s)”).  The Fund seeks total return greater than that of the GMO Global Equity Index through investments to varying extents in the underlying fund(s).  The GMO Global Equity Index, a composite index computed by the Manager, consists of (i) the S&P 500 Index (an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor’s) and (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International) in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI (All Country World Index) ex-U.S. Index).

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

The Fund currently limits subscriptions due to capacity considerations.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost,

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

which approximates fair value.  Shares of other funds of the Trust (“underlying fund(s)”) and other mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 1.2% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$258,203,067	$45,213,361	$(9,476)	$45,203,885

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from underlying fund(s) are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchase and redemption of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.10% of the amount invested or redeemed.  The redemption fee is only applicable to shares purchased on or after June 30, 2003.  The Fund’s purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested.  The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund’s investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund).  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $7,097 and $105,459 in purchase premiums and $11,612 and

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

$1,201 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.              Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s).  The Manager does not directly charge an advisory fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment- related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
0.421%	0.053%	0.091%	0.006%	0.571%

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $2,357 and $1,302, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $31,470,044 and $67,011,242, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 32.7% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund was held by two related parties comprised of a GMO employee accounts.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	510,334	$ 5,945,019	7,760,948	$83,476,617
Shares issued to shareholders in reinvestment of distributions	489,524	5,614,845	1,354,357	15,196,295
Shares repurchased	(4,092,233)	(47,429,039)	(777,061)	(8,389,532)
Purchase premiums and redemption fees	—	18,709	—	106,660
Net increase (decrease)	(3,092,375)	$(35,850,466)	8,338,244	$90,390,040

13

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.    Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Alpha Only Fund, Class III	$ 4,261,184	$ 9,410,835	$ 878,950	$—	$—	$12,947,938
GMO Currency Hedged International Bond Fund, Class III	6,866,604	178,133	7,183,780	164,186	13,946	—
GMO Currency Hedged International Equity Fund, Class III	14,004,042	2,599,619	4,773,547	—	1,099,619	12,245,538
GMO Emerging Countries Fund, Class III	5,157,459	225,456	563,758	24,258	201,198	4,781,190
GMO Emerging Country Debt Fund, Class IV	2,681,246	49,446	316,867	7,492	41,954	2,566,078
GMO Emerging Markets Fund, Class VI	34,241,582	1,465,016	5,097,839	250,013	1,215,003	30,561,659
GMO Growth Fund, Class III	123,851	3,247	14,427	467	2,780	110,611
GMO Inflation Indexed Bond Fund, Class III	2,712,770	2,058,795	2,122,449	31,289	24,702	2,716,088
GMO International Growth Fund, Class III	46,704,145	2,441,153	7,173,829	93,781	704,872	43,187,971
GMO International Intrinsic Value Fund, Class IV	46,508,288	2,521,331	6,849,685	79,507	569,324	42,908,413
GMO International Small Companies Fund, Class III	8,458,729	198,604	6,076,351	—	198,604	2,395,788
GMO Real Estate Fund, Class III	7,195,261	—	2,858,342	—	—	5,260,366
GMO Short—Duration Investment Fund, Class III	147,457	561	17,049	560	—	133,043
GMO U.S. Core Fund, ClassVI	129,975,587	9,141,269	19,058,197	1,243,962	—	119,741,383
GMO U.S. Quality Equity Fund, Class IV	25,966,395	1,171,040	3,930,450	124,849	46,191	23,084,215
GMO SPV I, LLC	1,355	—	—	—	570	898	*
GMO Value Fund, Class III	824,736	5,539	95,722	5,539	—	742,959
Totals	$335,830,691	$31,470,044	$67,011,242	$2,025,903	$4,118,763	$303,384,138

*After effect of the return of capital distribution of $504 on April 4, 2005.

14

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Global (U.S.+) Equity Allocation Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

15

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

16

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

17

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
16,099,030	0	132	0

Proposal 2C

To revise the Fund’s fundamental investment restriction with respect to investments in commodities:

Votes for	Votes against	Abstentions
16,099,030	0	132

18

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred *
1) Actual	0.57%	$1,000.00	$1,032.60	$2.92
2) Hypothetical	0.57%	$1,000.00	$1,022.33	$2.91

*       Expenses are calculated using the Class’s annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

19

GMO Global Bond Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary *	% of Total Net Assets
Debt Obligations	96.9%
Short-Term Investment(s)	2.0
Mutual Funds	1.9
Call Options Purchased	1.4
Forward Currency Contracts	1.3
Swaps	0.7
Loan Assignments	0.3
Loan Participations	0.2
Promissory Notes	0.0
Put Options Purchased	0.0
Rights And Warrants	0.0
Futures	(0.1)
Written Options	(0.1)
Reverse Repurchase Agreements	(2.6)
Other Assets and Liabilities (net)	(1.9)
100.0%

Country Summary *	% of Investments **
Japan	47.5%
Euro Region***	37.2
United States	26.0
Sweden	6.6
Canada	5.3
Denmark	0.7
Australia	(4.2)
United Kingdom	(9.3)
Switzerland	(13.0)
Other^	3.2
100.0%

*	The tables above incorporate aggregate indirect country and asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets. The table includes values of derivative contracts.

***	The “Euro Region” is comprised of Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

^	Other includes investment in GMO Emerging Country Debt Fund.

1

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

	Par Value	Description	Value ($)

		DEBT OBLIGATIONS — 13.8%

		Australia — 1.0%

		Asset-Backed Securities
USD	1,784,445	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 3.63%, due 12/21/33	1,788,495

		Austria — 1.8%

		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	3,047,475

		Canada — 1.3%

		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,179,350

		United Kingdom — 6.6%

		Asset-Backed Securities
GBP	2,658,950	RMAC 2003-NS1X A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.31%, due 06/12/35	4,811,850
GBP	3,437,899	RMAC 2003-NS2A A2A, 144A, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.26%, due 09/12/35	6,217,160
		Total United Kingdom	11,029,010

		United States — 3.1%

		U.S. Government
USD	3,557,880	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)(b)	3,869,194
USD	1,156,030	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	1,297,463
		Total United States	5,166,657

		TOTAL DEBT OBLIGATIONS (COST $21,092,422)	23,210,987

2	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Principal Amount / Shares	Description	Value ($)

	CALL OPTIONS PURCHASED — 1.3%

	Cross Currency Options — 1.3%
19,900,000	AUD Call/JPY Put, Expires 9/14/2005, Strike 80.78	425,465
13,700,000	AUD Call/JPY Put, Expires 9/28/2005, Strike 80.88	297,560
11,300,000	GBP Call/JPY Put, Expires 10/28/2005, Strike 185.00	1,377,518
		2,100,543

	TOTAL CALL OPTIONS PURCHASED (COST $1,437,184)	2,100,543

	MUTUAL FUNDS — 82.6%

459,403	GMO Emerging Country Debt Fund, Class III (c)	5,397,986
3,811,432	GMO Short-Duration Collateral Fund (c)	97,915,684
45,838	GMO Special Purpose Holding Fund (c)	481,760
1,360,018	GMO World Opportunity Overlay Fund (c)	33,837,240
1,186,278	Merrimac Cash Series, Premium Class	1,186,278

	TOTAL MUTUAL FUNDS (COST $136,092,731)	138,818,948

	TOTAL INVESTMENTS — 97.7%
	(Cost $158,622,337)	164,130,478

	Other Assets and Liabilities (net) — 2.3%	3,815,669

	TOTAL NET ASSETS — 100.0%	$167,946,147

See accompanying notes to the financial statements.	3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2005, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(c)	Affiliated issuer.

Currency Abbreviations:

AUD - Australian Dollar	GBP - British Pound
CAD - Canadian Dollar	JPY - Japanese Yen
CHF - Swiss Franc	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
USD - United States Dollar

4	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward Currency Contracts

				Net
				Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

10/25/05	AUD	4,500,000	$ 3,371,319	$(55,242)
11/01/05	CAD	3,300,000	2,782,157	72,797
9/13/05	CHF	3,500,000	2,783,719	61,255
9/20/05	EUR	44,000,000	54,155,558	1,533,873
9/06/05	GBP	4,300,000	7,733,083	75,961
10/11/05	JPY	7,210,000,000	65,135,680	583,212
10/04/05	NZD	17,700,000	12,220,812	191,732
				$2,463,588

Sales

10/25/05	AUD	6,500,000	$ 4,869,683	$107,754
9/13/05	CHF	25,400,000	20,201,844	(300,545)
9/20/05	EUR	9,700,000	11,938,839	(151,103)
9/06/05	GBP	5,500,000	9,891,152	100,698
10/11/05	JPY	200,000,000	1,806,815	12,161
10/04/05	NZD	200,000	138,088	(164)
				$(231,199)

Forward Cross Currency Contracts

					Net
					Unrealized
Settlement					Appreciation
Date	Deliver/Units of Currency		Receive/In Exchange For		(Depreciation)

9/27/05	CHF	2,645,676	EUR	1,700,000	$(13,656)
10/18/05	EUR	1,000,000	NOK	7,872,000	2,323
11/08/05	EUR	1,700,000	SEK	15,784,500	(10,088)
					$(21,421)

See accompanying notes to the financial statements.	5

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

62	Canadian Government Bond 10 Yr.	December 2005	$ 6,090,055	$20,320
34	Euro BOBL	September 2005	4,843,901	36,423
9	Euro Bund	September 2005	1,376,254	3,817
55	Federal Fund 30 day	September 2005	22,092,288	462
30	Japanese Government Bond 10 Yr.	September 2005	37,840,817	(79,121)
1	Swiss Federal Bond	September 2005	106,794	259
53	U.S. Long Bond	December 2005	6,255,656	121,117
12	U.S. Treasury Note 10 Yr.	December 2005	1,344,937	19,029
				$122,306

Sales

29	Australian Government Bond 10 Yr.	September 2005	$ 2,348,068	$(37,291)
64	Australian Government Bond 3 Yr.	September 2005	4,962,117	(29,998)
20	U.S. Treasury Note 5 Yr.	December 2005	2,167,500	(12,827)
119	UK Gilt Long Bond	December 2005	24,437,589	(191,485)
				$(271,601)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

6	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
15,000,000	SEK	9/2/2008	JP Morgan Chase Bank	Receive	2.49%	3 month SEK STIBOR	$1,735
20,000,000	SEK	8/26/2010	Citigroup	Receive	2.83%	3 month SEK STIBOR	7,513
8,000,000	SEK	8/26/2010	Deutsche Bank AG	Receive	2.84%	3 month SEK STIBOR	3,373
4,000,000	CHF	12/9/2011	Deutsche Bank AG	(Pay)	2.13%	6 month CHF LIBOR	(51,296)
13,200,000	CHF	1/10/2012	Deutsche Bank AG	(Pay)	2.24%	6 month CHF LIBOR	(233,985)
3,200,000	CHF	11/11/2014	Deutsche Bank AG	(Pay)	2.68%	6 month CHF LIBOR	(111,558)
200,000	CHF	6/7/2015	JP Morgan Chase Bank	(Pay)	2.26%	6 month CHF LIBOR	(1,094)
7,000,000	CHF	8/26/2015	JP Morgan Chase Bank	(Pay)	2.24%	6 month CHF LIBOR	(15,701)
10,000,000	SEK	8/26/2015	JP Morgan Chase Bank	Receive	3.35%	3 month SEK STIBOR	10,350
13,000,000	SEK	9/2/2015	Deutsche Bank AG	Receive	3.30%	3 month SEK STIBOR	5,437
3,000,000	EUR	3/21/2030	UBS AG	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,355,028
							$969,802

Total Return Swaps
							Net Unrealized
Notional		Expiration					Appreciation
Amount		Date	Counterparty	(Pay)	Receive		(Depreciation)
75,000,000	USD	9/24/2005	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on JP Morgan Hedged Traded Total Return Government Bond Index		$379,726
31,000,000	USD	7/21/2006	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index		184,845
							$564,571

See accompanying notes to the financial statements.	7

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $23,715,884) (Note 2)	$ 26,497,808
Investments in affiliated issuers, at value (cost $134,906,453) (Notes 2 and 8)	137,632,670
Foreign currency, at value (cost $18,254) (Note 2)	14,653
Interest receivable	321,626
Receivable for open forward currency and cross currency contracts (Note 2)	2,741,766
Receivable for variation margin on open futures contracts (Note 2)	12,230
Receivable for open swap contracts (Note 2)	1,948,007
Receivable for expenses reimbursed by Manager (Note 3)	7,128

Total assets	169,175,888

Liabilities:
Payable to affiliate for (Note 3):
Management fee	26,967
Shareholder service fee	21,289
Trustees and Chief Compliance Officer fees	334
Payable for open forward currency and cross currency contracts (Note 2)	530,798
Interest payable for open swap contracts (Note 2)	175,510
Payable for open swap contracts (Note 2)	413,634
Accrued expenses	61,209

Total liabilities	1,229,741
Net assets	$167,946,147

Net assets consist of:
Paid-in capital	$175,634,449
Distributions in excess of net investment income	(874,759)
Accumulated net realized loss	(15,761,858)
Net unrealized appreciation	8,948,315
$167,946,147

Net assets attributable to:
Class III shares	$167,946,147

Shares outstanding:
Class III	19,312,708

Net asset value per share:
Class III	$ 8.70

8	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Interest	$ 674,001
Dividends from affiliated issuers (Note 8)	351,825

Total investment income	1,025,826

Expenses:
Management fee (Note 3)	161,020
Shareholder service fee (Note 3) - Class III	127,121
Custodian, fund accounting agent and transfer agent fees	46,736
Audit and tax fees	26,864
Legal fees	2,668
Trustees fees and related expenses (Note 3)	1,433
Registration fees	2,668
Miscellaneous	2,147
Total expenses	370,657
Fees and expenses reimbursed by Manager (Note 3)	(62,244)
Indirectly incurred fees waived or borne by Manager (Note 3)	(10,531)
Shareholder service fee waived (Note 3) - Class III	(3,861)
Net expenses	294,021

Net investment income (loss)	731,805

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,128,006)
Investments in affiliated issuers (Note 8)	(1,098,547)
Realized gains distributions from affiliated issuers (Note 8)	374,152
Closed futures contracts	1,218,954
Closed swap contracts	1,771,447
Foreign currency, forward contracts and foreign currency related transactions	(8,207,757)

Net realized gain (loss) on investments	(7,069,757)

Change in net unrealized appreciation (depreciation) on:
Investments	278,998
Open futures contracts	140,685
Open swap contracts	697,966
Foreign currency, forward contracts and foreign currency related transactions	939,015

Net unrealized gain (loss)	2,056,664

Net realized and unrealized gain (loss)	(5,013,093)

Net increase (decrease) in net assets resulting from operations	$(4,281,288)

See accompanying notes to the financial statements.	9

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:

Net investment income (loss)	$ 731,805	$ 3,535,655
Net realized gain (loss)	(7,069,757)	8,728,147
Change in net unrealized appreciation (depreciation)	2,056,664	1,684,945

Net increase (decrease) in net assets from operations	(4,281,288)	13,948,747

Distributions to shareholders from:
Net investment income
Class III	(3,512,926)	(8,082,420)

Increase (decrease) in net assets resulting from net share transactions (Note 7):
Class III	4,989,933	26,199,761

Total increase (decrease) in net assets	(2,804,281)	32,066,088

Net assets:
Beginning of period	170,750,428	138,684,340
End of period (including distributions in excess of net investment income of $874,759 and accumulated undistributed net investment income of $1,906,362, respectively)	$167,946,147	$170,750,428

10	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004(a)	2003(a)	2002(a)	2001(a)(b)
Net asset value, beginning of period	$9.11		$ 8.73	$9.20	$9.33	$ 10.04	$9.41
Income (loss) from investment operations:
Net investment income (loss)(c)†	0.04		0.21	0.12	0.09	0.52	0.50
Net realized and unrealized gain (loss)	(0.26)		0.63	1.42	1.49	(0.65)	0.13

Total from investment operations	(0.22)		0.84	1.54	1.58	(0.13)	0.63
Less distributions to shareholders:
From net investment income	(0.19)		(0.46)	—	(1.51)	(0.39)	—
From net realized gains	—		—	(1.90)	(0.20)	(0.19)	—
Return of capital	—		—	(0.11)	—	—	—

Total distributions	(0.19)		(0.46)	(2.01)	(1.71)	(0.58)	—
Net asset value, end of period	$8.70		$ 9.11	$ 8.73	$9.20	$9.33	$ 10.04
Total Return(d)	(2.42	)%**	9.52%	20.21%	17.76%	(1.34)%	6.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$167,946		$170,750	$138,684	$235,842	$273,074	$291,112
Net expenses to average daily net assets(e)	0.35	%*	0.33%	0.32%	0.33%	0.32%	0.33%
Net investment income to average daily net assets(c)	0.86	%*	2.40%	1.44%	1.10%	5.36%	5.34%
Portfolio turnover rate	10	%**	38%	45%	50%	28%	35%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09%		0.12%	0.12%	0.08%	0.08%	0.08%

See accompanying notes to the financial statements.	11

GMO Global Bond Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)

(For a Class III share outstanding throughout each period)

(a)

As a result of changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.17% and net investment income per share by $0.02.  For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.16%), (0.05%) and (0.11%) and to net investment income per share of $(0.02), $(0.01) and $(0.01) in the fiscal years ending February 28/29, 2003, 2002 and 2001, respectively.

(b)

Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.

(c)	Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(e)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
†	Calculated using average shares outstanding throughout the period.
*	Annualized
**	Not Annualized

12	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Global Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in global bond and currency markets, primarily by investing in other Fund(s) of the Trust (“underlying fund(s)”), including GMO Short-Duration Collateral Fund and GMO World Opportunity Overly Fund and “synthetic” bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security).  The Fund’s benchmark is the J.P. Morgan Global Government Bond Index.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available without charge, upon request by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund and the GMO World Opportunity Overlay Fund are not publicly available for direct purchase.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 1.4% of net assets.

GMO Special Purpose Holding Fund (“SPHF”), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF.  In July of 2005, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $285,890 indirectly in conjunction with the settlement.  The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund.  To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for open purchased option contracts held by the Fund as of August 31, 2005.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.  The market value of the securities the Fund has sold is determined daily and any

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

additional required collateral is allocated to or sent by the fund on the next business day.  As of August 31, 2005, the Fund did not hold any reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $10,615,925 expiring in 2012.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.  As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital losses of $7,406,255.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$159,418,145	$4,875,094	$(162,761)	$4,712,333

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.19% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.   The Fund may invest in Class III shares of GMO Emerging Country Debt Fund (“ECDF”).  Like the management fee (as described below), the Fund’s shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund’s investment in ECDF.  The Fund does not incur any indirect shareholder service fees as a result of the Fund’s investment in GMO Short-Duration Collateral Fund (“SDCF”), GMO Special Purpose Holding Fund (“SPHF”) and GMO World Opportunity Overlay Fund (“Overlay Fund”).

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total direct annual expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying fund(s) exceed 0.25% of the average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.  Prior to July 1, 2005, GMO agreed to reimburse the Fund to the extent that the Fund’s total direct annual expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying fund(s) exceeded 0.19% of the average daily net assets. For purposes of this calculation, the Fund’s total direct annual operating expenses excludes shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees) (“Trustees fees”), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes.  Additionally, the indirect fees and operating expenses incurred through investment in underlying fund(s) excludes investment-related expenses and Trustees fees.  Through June 29, 2004, the indirect Trustees fees incurred by the Fund through its investment in ECDF were not excluded.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.008%)	0.023%	0.005%	0.011%	0.031%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $973 and $651, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.    Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $16,439,119 and $18,503,750, respectively.

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.    Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 75.3% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund was held by two related parties comprised of certain GMO employee accounts, and as of August 31, 2005, 5.8% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	285,941	$ 2,523,338	2,193,277	$20,132,327
Shares issued to shareholders in reinvestment of distributions	407,834	3,466,595	864,819	7,947,689
Shares repurchased	(115,877)	(1,000,000)	(217,972)	(1,880,255)
Net increase (decrease)	577,898	$ 4,989,933	2,840,124	$26,199,761)

21

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period

GMO Emerging Country Debt Fund, Class III	$ 4,994,024	$ 103,573	$ —	$ 15,311	$ 88,262	$ 5,397,986
GMO Short-Duration Collateral Fund	97,283,265	14,936,514	15,700,000	336,514	—	97,915,684
GMO Special Purpose Holding Fund	710,951	—	—	—	285,890	481,760	*
GMO World Opportunity Overlay Fund	34,194,946	50,000	—	—	—	33,837,240

Totals	$137,183,186	$15,090,087	$15,700,000	$ 351,825	$ 374,152	$137,632,670

*  After effect of return of capital distributions of $252,695 on April 5, 2005.

22

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Global Bond Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

23

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

24

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

25

GMO Global Bond Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2-B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
9,498,928	0	0	0

26

GMO Global Bond Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.38%	$1,000.00	$ 975.80	$1.89
2) Hypothetical	0.38%	$1,000.00	$1,023.29	$1.94

*       Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred as disclosed in the table for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

27

GMO Global Growth Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Global Growth Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.9%
Short-Term Investment(s)	1.5
Preferred Stocks	0.2
Futures	0.1
Forward Currency Contracts	(0.1)
Other Assets and Liabilities (net)	0.4
100.0%

Country Summary	% of Equity Investments*
United States	47.8%
Japan	8.3
Canada	6.9
United Kingdom	6.4
Australia	3.7
Belgium	3.5
Italy	3.2
Germany	2.2
Spain	2.2
France	2.2
Austria	2.1
Netherlands	2.0
Norway	1.9
Sweden	1.6
Hong Kong	1.5
Singapore	1.4
Ireland	1.2
Switzerland	1.0
Finland	0.8
Greece	0.1
100.0%

* The table excludes short-term investments.

1

GMO Global Growth Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Equity Investments*
Financials	18.1%
Health Care	16.8
Energy	15.3
Information Technology	10.6
Consumer Discretionary	9.3
Industrials	8.6
Consumer Staples	7.7
Utilities	6.0
Materials	4.4
Telecommunication Services	3.2
100.0%

* The table excludes short-term investments.

2

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Australia — 3.6%
9,599	Australia and New Zealand Banking Group Ltd	161,262
38,781	BHP Billiton Ltd	607,881
6,298	Commonwealth Bank of Australia	178,511
4,425	CSL Ltd	115,118
2,770	Macquarie Bank Ltd	132,749
3,582	National Australia Bank Ltd	84,873
5,994	QBE Insurance Group Ltd	77,896
12,276	Rinker Group Ltd	135,277
2,822	Rio Tinto Ltd	108,313
2,843	St. George Bank Ltd	58,249
7,513	Suncorp-Metway Ltd	112,228
8,743	TABCORP Holdings Ltd	109,238
45,357	Telstra Corp Ltd	160,456
2,988	Wesfarmers Ltd	89,414
5,372	Westpac Banking Corp	80,339
6,749	Woodside Petroleum Ltd	168,249
8,081	Woolworths Ltd	99,619
		2,479,672

	Austria — 2.1%
2,641	Bank Austria Creditanstalt AG	299,527
3,593	Erste Bank Der Oesterreichischen Sparkassen AG	199,552
545	Mayr-Melnhof Karton AG (Bearer)	76,444
254	Oesterreichische Elektrizitaetswirtschafts AG Class A	86,328
8,400	OMV AG	458,230
8,257	Telekom Austria AG	174,075
3,276	Wienerberger AG	135,059
		1,429,215

See accompanying notes to the financial statements.	3

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Belgium — 3.4%
3,298	Belgacom SA	116,375
539	Colruyt SA	71,793
1,718	Delhaize Group	99,284
14,439	Dexia	315,459
634	Electrabel SA	322,284
16,306	Fortis	466,674
3,711	Interbrew	145,132
5,342	KBC Bancassurance Holding	443,942
6,112	UCB SA	348,540
		2,329,483

	Canada — 6.7%
5,700	Bank of Nova Scotia	196,394
27,300	Bombardier Inc Class B	72,444
2,400	Brascan Corp Class A	95,026
2,100	Cameco Corp	105,862
3,700	Canadian National Railway Co	244,152
15,800	Canadian Natural Resources	778,254
1,600	Canadian Pacific Railway Ltd	60,412
7,300	EnCana Corp	357,974
4,700	Imperial Oil Ltd	476,711
4,100	Manulife Financial Corp	208,687
6,200	Nexen Inc	268,829
6,000	Petro-Canada	242,618
1,300	Potash Corporation of Saskatchewan Inc	142,698
2,800	Precision Drilling Corp *	131,314
1,700	Research In Motion Ltd *	132,858
1,400	Rogers Communications Inc	51,929
2,600	Royal Bank of Canada	176,867
3,800	Suncor Energy Inc	225,205
7,600	Talisman Energy Inc	371,021
3,800	Teck Cominco Ltd Class B	148,024
2,200	Toronto-Dominion Bank	103,509
		4,590,788

4	See accompanying notes to the financial statements.

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.7%
10,000	Fortum Oyj	195,212
16,850	Nokia Oyj	265,768
2,800	Sampo Oyj Class A	44,259
		505,239

	France — 2.1%
6,076	France Telecom SA	183,703
1,273	LVMH Moet Hennessy Louis Vuitton SA	103,271
2,456	Peugeot SA	153,242
5,000	Sanofi-Aventis	428,177
5,911	Suez SA	172,979
1,359	Total SA	358,468
480	Vinci SA	42,701
		1,442,541

	Germany — 2.0%
1,563	Altana AG	89,472
3,798	BASF AG	267,732
3,402	Deutsche Post AG (Registered)	86,162
5,398	Deutsche Telekom (Registered)	102,935
1,084	E. On AG	103,806
864	Muenchener Rueckversicherungs AG (Registered)	97,198
1,918	RWE AG	128,796
4,629	Schering AG	294,172
3,270	Volkswagen AG	172,860
		1,343,133

	Greece — 0.1%
1,805	National Bank of Greece SA	67,367

See accompanying notes to the financial statements.	5

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.5%
33,000	CLP Holdings Ltd	192,769
27,000	Esprit Holdings Ltd	199,996
113,000	Hong Kong & China Gas	227,367
39,500	Hong Kong Electric Holdings Ltd	191,246
17,000	Hutchison Whampoa Ltd	168,838
16,000	Li & Fung Ltd	32,621
		1,012,837

	Ireland — 1.2%
12,377	Allied Irish Banks Plc	270,345
9,675	Anglo Irish Bank Corp	130,987
20,503	Bank of Ireland	322,688
4,005	CRH Plc	109,031
		833,051

	Italy — 3.2%
4,500	Autostrade SA	119,402
37,784	Banca Intesa SPA	182,611
12,591	Capitalia SPA	70,954
62,588	Enel SPA	556,734
34,043	ENI SPA	1,009,371
44,471	Telecom Italia Di RISP	117,195
35,542	Telecom Italia SPA	112,378
		2,168,645

	Japan — 8.2%
400	Aeon Credit Service Co Ltd	26,375
1,500	Aiful Corp	115,733
4,000	Astellas Pharma Inc	143,014
2,500	Benesse Corp	84,144
12,000	Chiba Bank	86,033
8,800	Chubu Electric Power Co Inc	214,937
2,900	Daito Trust Construction Co Ltd	121,480
5,000	Eisai Co Ltd	190,281
17,000	Fuji Heavy Industries Ltd	74,236

6	See accompanying notes to the financial statements.

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
2,300	Hitachi Chemical Co Ltd	42,821
22,000	Hokuhoku Financial Group Inc	66,497
22,000	Itochu Corp	132,699
19	Japan Tobacco Inc	275,643
4,000	Kaneka Corp	48,295
2,000	Kao Corp	47,623
300	Keyence Corp	70,895
6,000	Kyowa Hakko Kogyo Co Ltd	44,465
39,000	Marubeni Corp	163,935
28,000	Mazda Motor Corp (a)	111,034
31,200	Mitsubishi Corp	516,599
6,000	Mitsubishi Pharma Corp	59,459
24,000	Mitsui & Co	254,128
13,000	Mitsui OSK Lines Ltd	95,995
10,500	Nippon Mining Holdings Inc	71,284
9,000	Nippon Oil Corp	72,724
50,000	Nippon Steel Corp	147,051
11,000	Nippon Yusen Kabushiki Kaisha	69,811
4,000	Nissin Food Products Co Ltd	104,219
1,000	ORIX Corp	165,788
46,000	Osaka Gas Co Ltd	147,463
118	Rakuten Inc	94,866
1,000	Sega Sammy Holdings Inc	73,609
2,800	Shimano Inc	77,459
1,700	Shin-Etsu Chemical Co Ltd	68,899
19,000	Sumitomo Corp	180,846
13,900	Takeda Pharmaceutical Co Ltd	754,021
10,000	Teijin Ltd	53,325
4,500	Terumo Corp	129,590
6,200	Tokyo Electric Power Co Inc	152,650
9,000	TonenGeneral Sekiyu KK	98,861
5,000	Yakult Honsha Co Ltd	119,656
		5,568,443

See accompanying notes to the financial statements.	7

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 2.0%
19,059	ABN Amro Holdings NV	459,027
2,540	Heineken NV	82,132
28,171	ING Groep NV	822,102
		1,363,261

	Norway — 1.9%
20,000	DnB NOR ASA	211,511
2,860	Norsk Hydro ASA	307,536
2,450	Orkla ASA	98,464
19,900	Statoil ASA	488,360
6,400	Storebrand	63,868
11,400	Telenor ASA	104,962
		1,274,701

	Singapore — 1.4%
13,000	Keppel Corp Ltd	90,232
157,000	Singapore Technologies Engineering Ltd	243,189
381,860	Singapore Telecommunications	587,494
		920,915

	Spain — 2.1%
5,140	Abertis Infraestructures SA	135,386
421	Acciona SA	47,180
4,322	ACS Actividades de Construccion y Servicios SA	130,175
4,791	Altadis SA	208,193
2,852	Antena 3 de Television SA	56,329
9,583	Banco Bilbao Vizcaya Argentaria SA	159,873
1,310	Grupo Ferrovial SA	101,610
13,822	Iberdrola SA	356,952
3,013	Sacyr Vallehermoso SA	77,453
3,942	Telefonica SA	65,401
4,376	Union Fenosa SA	127,761
		1,466,313

8	See accompanying notes to the financial statements.

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Sweden — 1.6%
12,800	Hennes & Mauritz AB Class B	447,459
30,000	Nordea AB	291,685
14,500	Swedish Match AB	184,728
27,500	TeliaSonera AB	137,303
		1,061,175

	Switzerland — 1.0%
1,262	Roche Holding AG (Non Voting)	175,107
291	Serono SA	193,838
651	Swisscom AG (Registered)	219,407
636	Zurich Financial Services AG *	112,862
		701,214

	United Kingdom — 6.3%
23,050	Barclays Plc	230,654
23,636	BG Group Plc	213,919
23,004	BHP Billiton Plc	343,551
11,423	British American Tobacco Plc	230,454
22,371	Cadbury Schweppes Plc	221,509
40,966	Centrica Plc	184,855
31,381	Dixons Group Plc	85,917
18,284	GlaxoSmithKline Plc	443,202
19,311	HBOS Plc	303,694
12,283	Imperial Tobacco Group Plc	341,661
9,535	Lloyds TSB Group Plc	78,736
29,576	National Grid Transco Plc	280,880
3,681	Next Plc	100,456
2,013	Reckitt Benckiser Plc	62,474
21,589	Royal Bank of Scotland Group	632,926
4,968	Royal Dutch Shell Plc Class A	162,051
9,139	SABMiller Plc	161,563
6,111	Scottish & Southern Energy Plc	108,889
19,093	Tesco Plc	112,537
		4,299,928

See accompanying notes to the financial statements.	9

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — 46.8%
1,000	3M Co	71,150
1,500	Abercrombie & Fitch Co — Class A	83,415
7,600	Adobe Systems Inc	205,504
4,800	Aetna Inc	382,416
6,200	Allstate Corp (The)	348,502
1,300	AMBAC Financial Group Inc	89,154
3,900	AmerisourceBergen Corp	291,213
16,200	Apple Computer Inc *	760,266
6,900	Archer Daniels Midland Co	155,319
3,800	Autodesk Inc	164,160
600	Bear Stearns Cos (The) Inc	60,300
2,000	Becton Dickinson & Co	105,260
2,400	Bed Bath & Beyond Inc *	97,320
1,600	Best Buy Co Inc	76,256
5,200	Burlington Northern Santa Fe Corp	275,704
2,300	Burlington Resources Inc	169,717
3,700	Capital One Financial Corp	304,288
4,300	Cardinal Health Inc	256,323
4,400	Caremark Rx Inc *	205,612
2,900	Carnival Corp	143,086
3,600	Caterpillar Inc	199,764
9,200	Cendant Corp	187,128
1,900	Centex Corp	128,725
6,200	Chevron Corp	380,680
400	Chicago Mercantile Exchange	111,040
20,400	Cisco Systems Inc *	359,448
3,100	Coach Inc *	102,889
2,200	Cognizant Technology Solutions Corp *	100,166
2,900	Colgate-Palmolive Co	152,250
21,000	ConocoPhillips	1,384,740
1,400	Constellation Brands Inc Class A *	38,528
9,000	Corning Inc *	179,640
1,900	Costco Wholesale Corp	82,536
3,800	Countrywide Financial Corp	128,402

10	See accompanying notes to the financial statements.

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — continued
7,100	CVS Corp	208,527
4,400	D.R. Horton Inc	162,448
2,500	Danaher Corp	133,900
22,400	Dell Inc *	797,440
2,900	Devon Energy Corp	176,233
5,800	Dow Chemical Co	250,560
5,400	eBay Inc *	218,646
3,300	EMC Corp *	42,438
1,000	Everest Re Group Ltd	92,590
2,300	Exelon Corp	123,947
12,100	Exxon Mobil Corp	724,790
12,300	Fannie Mae	627,792
1,300	FedEx Corp	105,872
3,900	Fidelity National Financial Inc	152,568
6,200	First Data Corp	257,610
2,500	Franklin Resources Inc	201,100
9,400	Freddie Mac	567,572
6,000	Genentech Inc *	563,640
1,000	General Dynamics Corp	114,590
12,500	General Electric Co	420,125
1,500	Genzyme Corp *	106,755
3,000	Gilead Sciences Inc *	129,000
5,400	Gillette Co (The)	290,898
1,400	Guidant Corp	98,896
3,000	Halliburton Co	185,910
5,100	Harley Davidson Inc	251,226
600	Hartford Financial Services Group Inc	43,830
3,400	HCA Inc	167,620
2,400	Hershey Co (The)	141,816
15,900	Hewlett-Packard Co	441,384
18,100	Home Depot Inc	729,792
900	Ingersoll Rand Co	71,658
41,100	Intel Corp	1,057,092
2,800	International Business Machines Corp	225,736
3,000	JC Penney Co Inc Holding Co	145,890
17,700	Johnson & Johnson	1,122,003

See accompanying notes to the financial statements.	11

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,600	Johnson Controls Inc	95,968
2,700	Juniper Networks Inc *	61,398
1,400	KB Home	103,824
12,800	King Pharmaceuticals Inc *	188,160
1,200	Lehman Brothers Holdings Inc	126,792
2,200	Lennar Corp Class A	136,620
1,500	Lockheed Martin Corp	93,360
1,100	Marriott International Inc Class A	69,531
4,800	Marsh & McLennan Cos Inc	134,640
3,300	McDonald’s Corp	107,085
2,200	McGraw-Hill Cos Inc	106,084
1,600	Medco Health Solutions Inc *	78,832
3,400	Metlife Inc	166,532
2,100	MGIC Investment Corp	131,103
1,100	MGM Mirage *	46,486
13,200	Microsoft Corp	361,680
2,400	Monsanto Co	153,216
1,800	Moody’s Corp	88,398
8,900	Motorola Inc	194,732
1,600	Network Appliance Inc *	37,984
1,200	Nike Inc Class B	94,692
2,500	Nordstrom Inc	83,950
3,600	Norfolk Southern Corp	128,196
2,700	Nucor Corp	152,496
2,000	Occidental Petroleum Corp	166,060
31,400	Oracle Corp *	407,258
1,300	Paccar Inc	91,104
4,000	PepsiCo Inc	219,400
89,400	Pfizer Inc	2,277,018
13,500	Procter & Gamble Co	748,980
3,100	Prudential Financial Inc	199,547
4,300	Qualcomm Inc	170,753
2,100	Radian Group Inc	107,478
2,100	Rockwell Automation Inc	109,284
2,500	Schlumberger Ltd	215,575
900	Sears Holdings Corp *	122,274

12	See accompanying notes to the financial statements.

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — continued
900	SLM Corp	44,775
3,800	Sprint Corp	98,534
1,600	SPX Corp	72,864
4,800	Starbucks Corp *	235,392
2,000	Stryker Corp	109,100
8,200	Symantec Corp *	172,036
3,400	Target Corp	182,750
3,100	Texas Instruments Inc	101,308
9,200	Time Warner Inc	164,864
2,300	Transocean Inc *	135,792
1,400	TXU Corp	135,828
1,500	United Parcel Service Class B	106,335
4,200	United Technologies Corp	210,000
16,700	UnitedHealth Group Inc	860,050
4,000	Valero Energy Corp	426,000
2,900	VeriSign Inc *	63,220
6,100	Walgreen Co	282,613
10,100	Walt Disney Co	254,419
5,800	WellPoint Inc *	430,650
1,100	Whole Foods Market Inc	142,186
6,200	Wyeth	283,898
14,300	Yahoo! Inc *	476,762
1,500	Yum! Brands Inc	71,070
2,200	Zimmer Holdings Inc *	180,774
		31,950,505

	TOTAL COMMON STOCKS (COST $58,411,924)	66,808,426

	PREFERRED STOCKS — 0.2%

	Germany — 0.2%
3,858	Volkswagen AG 3.96%	153,227

	TOTAL PREFERRED STOCKS (COST $107,314)	153,227

See accompanying notes to the financial statements.	13

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description		Value ($)

	SHORT-TERM INVESTMENT(S) — 1.5%

	Cash Equivalents — 1.5%
900,000	HBOS Treasury Time Deposit 3.55% 09/01/05		900,000
106,250	The Boston Global Investment Trust (b)		106,250
			1,006,250

	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,006,250)		1,006,250

	TOTAL INVESTMENTS — 99.6%
	(Cost $59,525,488)		67,967,903

	Other Assets and Liabilities (net) — 0.4%		244,051

	TOTAL NET ASSETS — 100.0%		$68,211,954

	Notes to Schedule of Investments:

	* Non-income producing security.
	(a) All or a portion of this security is out on loan (Note 2).
	(b) Investment of security lending collateral (Note 2).

	As of August 31, 2005, 44.4% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

	Currency Abbreviations:

	AUD – Australian Dollar	HKD – Honk Kong Dollar
	CAD – Canadian Dollar	JPY – Japanese Yen
	CHF – Swiss Franc	NZD – New Zealand Dollar
	EUR – Euro	SEK – Swedish Krona
	GBP – British Pound	SGD – Singapore Dollar

14	See accompanying notes to the financial statements.

GMO Global Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

11/29/2005	CAD	557,416	$470,336	$7,834
11/29/2005	CHF	1,167,648	934,959	7,372
11/29/2005	JPY	541,855,200	4,921,506	(69,506)
11/29/2005	NOK	8,697,223	1,366,744	18,861
11/29/2005	NZD	1,407,460	967,206	(5,903)
11/29/2005	SEK	12,129,370	1,606,093	10,666
11/29/2005	SGD	1,295,280	772,200	(7,958)
				$(38,634)

Sales

11/29/2005	AUD	1,662,141	$1,243,312	$6,974
11/29/2005	CAD	242,120	204,296	(2,272)
11/29/2005	EUR	2,297,906	2,837,943	(13,360)
11/29/2005	GBP	1,481,608	2,660,566	6,228
11/29/2005	HKD	5,693,562	732,693	15
				$(2,415)

See accompanying notes to the financial statements.	15

GMO Global Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2005 (Unaudited)

Futures contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

325	SPI 200	September 2005	$1,088,570	$48,734
50	FTSE 100	September 2005	477,525	(6,821)
2,000	MSCI	September 2005	320,785	(1,208)
				$40,705
Sales

125	DAX	September 2005	746,311	(34,330)
2,400	Amsterda	September 2005	1,154,151	10,278
				$(24,052)
				$16,653

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

16	See accompanying notes to the financial statements.

GMO Global Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value, including securities on loan of $98,741 (cost $59,525,488) (Note 2)	$67,967,903
Cash	214,647
Foreign currency, at value (cost $59,494) (Note 2)	131,714
Dividends and interest receivable	125,407
Foreign taxes receivable	12,479
Receivable for closed forward currency contracts (Note 2)	57,950
Receivable for expenses reimbursed by Manager (Note 3)	19,747

Total assets	68,529,847

Liabilities:
Payable upon return of securities loaned (Note 2)	106,250
Payable to affiliate for (Note 3):
Management fee	26,987
Shareholder service fee	8,613
Trustees and Chief Compliance Officer fees	71
Payable for closed forward currency contracts (Note 2)	98,999
Payable for variation margin on open futures contracts (Note 2)	6,146
Accrued expenses	70,827

Total liabilities	317,893
Net assets	$68,211,954

Net assets consist of:
Paid-in capital	$58,837,724
Accumulated undistributed net investment income	584,541
Accumulated net realized gain	299,618
Net unrealized appreciation	8,490,071
$68,211,954

Net assets attributable to:
Class III shares	$68,211,954

Shares outstanding:
Class III	2,894,901

Net asset value per share:
Class III	$23.56

See accompanying notes to the financial statements.	17

GMO Global Growth Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $79,485)	$871,667
Interest (including securities lending income of $16,543)	43,786

Total investment income	915,453

Expenses:
Management fee (Note 3)	152,211
Shareholder service fee (Note 3) - Class III	48,578
Custodian and fund accounting agent fees	66,608
Transfer agent fees	13,800
Audit and tax fees	24,288
Legal fees	644
Trustees fees and related expenses (Note 3)	956
Registration fees	3,220
Miscellaneous	3,926
Total expenses	314,231
Fees and expenses reimbursed by Manager (Note 3)	(112,148)
Net expenses	202,083

Net investment income (loss)	713,370

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	756,379
Closed futures contracts	(87,624)
Foreign currency, forward contracts and foreign currency related transactions	(358,338)

Net realized gain (loss) on investments	310,417

Change in net unrealized appreciation (depreciation) on:
Investments	1,878,659
Open futures contracts	(3,621)
Foreign currency, forward contracts and foreign currency related transactions	(47,582)

Net unrealized gain (loss)	1,827,456

Net realized and unrealized gain (loss)	2,137,873

Net increase (decrease) in net assets resulting from operations	$2,851,243

18	See accompanying notes to the financial statements.

GMO Global Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended	Period from July 20, 2004
	August 31, 2005	(commencement of operations)
	(Unaudited)	through February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$713,370	$379,276
Net realized gain (loss)	310,417	398,821
Change in net unrealized appreciation (depreciation)	1,827,456	6,662,615

Net increase (decrease) in net assets from operations	2,851,243	7,440,712

Distributions to shareholders from:
Net investment income
Class III	(66,372)	(678,209)
Net realized gains
Class III	(173,144)	—

	(239,516)	(678,209)
Net share transactions (Note 7):
Class III	7,640,536	51,197,188

Total increase (decrease) in net assets	10,252,263	57,959,691

Net assets:
Beginning of period	57,959,691	—
End of period (including accumulated undistributed net investment income of $584,541 and distributions in excess of net investment income of $62,457, respectively)	$68,211,954	$57,959,691

See accompanying notes to the financial statements.	19

GMO Global Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

			Period from
			July 20, 2004
	Six Months Ended		(commencement
	August 31, 2005		of operations) through
	(Unaudited)		February 28, 2005

Net asset value, beginning of period	$22.67		$20.00

Income from investment operations:
Net investment income (loss)†	0.25		0.15
Net realized and unrealized gain (loss)	0.72		2.79

Total from investment operations	0.97		2.94

Less distributions to shareholders:
From net investment income	(0.02)		(0.27)
From net realized gain	(0.06)		—

Total distributions	(0.08)		(0.27)
Net asset value, end of period	$ 23.56		$ 22.67
Total Return (a)	4.31	%**	14.72	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,212		$57,960
Net expenses to average daily net assets	0.62	%*	0.62	%*
Net investment income to average daily net assets	2.20	%*	1.17	%*
Portfolio turnover rate	21	%**	40	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.35	%*	0.51	%*
Purchase premiums and redemption fees consisted of the following per share amounts: (b)	$0.00		$0.00

(a)	The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	For the six months ended August 31, 2005 and for the period ended February 28, 2005, the Fund received no purchase premiums or redemption fees.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Global Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2005 (Unaudited)

1.     Organization

GMO Global Growth Fund (the “Fund”), which commenced operations on July 20, 2004, is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks a high total return through investing primarily in equity securities of both U.S. and non-U.S. issuers.  The Fund’s benchmark is the S&P/Citigroup (f/k/a Salomon Smith Barney) Primary Market Index (“PMI”) World Growth Index.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures Contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire or are closed are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire or are closed are treated as realized losses.  Premiums paid for purchasing options which are exercised or expire are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.  The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement.  These financial instruments are not actively traded on financial markets.  The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $9,943 and $6,600, respectively. As of August 31, 2005, the Fund had loaned securities having a market value of $98,741, collateralized by cash in the amount of $106,250, which was invested in short-term instrument(s).

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are withheld in accordance with the applicable country’s tax treaty with the United States.  The foreign withholding tax rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.  As of August 31, 2005, 99.9% of the Fund was held by a non-U.S. shareholder.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$59,526,683	$8,722,288	$(281,068)	$8,441,220

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchase and redemption of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.30%.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transactions costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital.  For the six months ended August 31, 2005, the Fund received no purchase premiums or redemption fees.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

26

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.47% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.47% of average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended was $772 and $187, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005, aggregated $19,987,531 and $12,721,038, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholder

As of August 31, 2005, approximately 100% of the outstanding shares of the Fund was held by one shareholder.  Investment activities of this shareholder may have a material effect on the Fund.

27

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

			Period from July 20, 2004
	Six Months Ended		(commencement of operations)
	August 31, 2005		through
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	328,662	$7,434,345	2,530,994	$50,620,710
Shares issued to shareholders in reinvestment of distributions	9,160	206,191	26,085	576,478
Shares repurchased	—	—	—	—
Net increase (decrease)	337,822	$7,640,536	2,557,079	$51,197,188

28

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Global Growth Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

29

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

30

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

31

GMO Global Growth Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

32

GMO Global Growth Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.62%	$1,000.00	$1,043.10	$3.19
2) Hypothetical	0.62%	$1,000.00	$1,022.08	$3.16

*   Expenses are calculated using the Class’s annualized expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

33

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.1%
Short-Term Investment(s)	6.2
Preferred Stocks	3.3
Debt Obligations	0.1
Futures	0.1
Investment Funds	0.1
Private Equity Securities	0.1
Convertible Securities	0.0
Rights And Warrants	0.0
Swaps	0.0
Forward Currency Contracts	(0.1)
Other Assets and Liabilities (net)	(1.9)
100.0%

*                 The table above incorporates aggregate asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Country Summary**	% of Equity Investments
United Kingdom	18.5%
Japan	17.0
Netherlands	5.2
South Korea	5.2
Italy	4.9
Germany	4.7
France	4.6
Canada	4.3
Taiwan	3.8
Australia	3.4
Brazil	3.0
Spain	2.9
Sweden	2.6
Belgium	2.4
Finland	2.4
Switzerland	1.6
Hong Kong	1.5
South Africa	1.5
Austria	1.2
Ireland	1.2
Mexico	1.2
Norway	1.2
China	0.9
Singapore	0.8
Denmark	0.7
Malaysia	0.6
India	0.5
Turkey	0.4
Indonesia	0.4
Argentina	0.2
Greece	0.2
Philippines	0.2
Poland	0.2
Thailand	0.2
Chile	0.1
Egypt	0.1
Israel	0.1
United States	0.1
100.0%

**          The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.

2

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
785,650	GMO Emerging Countries Fund, Class III	12,491,827
5,577,240	GMO Emerging Markets Fund, Class VI	106,023,336
8,279,477	GMO International Growth Fund, Class III	232,404,932
7,741,474	GMO International Intrinsic Value Fund, Class IV	230,773,346
283,274	GMO International Small Companies Fund, Class III	4,872,315

	TOTAL MUTUAL FUNDS (COST $478,486,290)	586,565,756

	SHORT-TERM INVESTMENTS — 0.0%

	Repurchase Agreements — 0.0%
16,117	Investors Bank & Trust Repurchase Agreement, dated 08/31/2005, due 09/01/2005, with a maturity value of $16,118 and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, a maturity date of 02/15/2026 and a market value of $16,440.	16,117

	TOTAL SHORT-TERM INVESTMENTS (COST $16,117)	16,117

	TOTAL INVESTMENTS — 100.0%
	(Cost $478,502,407)	586,581,873

	Other Assets and Liabilities (net) — 0.0%	(34,152)

	TOTAL NET ASSETS — 100.0%	$586,547,721

As of August 31, 2005, 82.8% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on modeling tools by a third party vendor (Note 2).

See accompanying notes to the financial statements.	3

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $16,117) (Note 2)	$ 16,117
Investments in affiliated issuers, at value (cost $478,486,290) (Notes 2 and 8)	586,565,756
Receivable for expenses reimbursed by Manager (Note 3)	7,007

Total assets	586,588,880

Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	692
Accrued expenses	40,467

Total liabilities	41,159
Net assets	$586,547,721

Net assets consist of:

Paid-in capital	$461,940,855
Accumulated undistributed net investment income	1,860,180
Accumulated net realized gain	14,667,220
Net unrealized appreciation	108,079,466
$586,547,721

Net assets attributable to:
Class III shares	$586,547,721

Shares outstanding:
Class III	37,875,001

Net asset value per share:
Class III	$ 15.49

4	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,867,423
Interest	249

Total investment income	1,867,672

Expenses:
Custodian, fund accounting agent and transfer agent fees	23,736
Audit and tax fees	9,936
Legal fees	5,244
Trustees fees and related expenses (Note 3)	4,173
Registration fees	3,312
Miscellaneous	6,171
Total expenses	52,572
Fees and expenses reimbursed by Manager (Note 3)	(45,080)
Net expenses	7,492

Net investment income (loss)	1,860,180

Realized and unrealized gain:
Net realized gain (loss) on:
Investments in affiliated issuers	3,296,429
Realized gains distributions from affiliated issuers (Note 8)	12,049,784

Net realized gain (loss) on investments	15,346,213

Change in net unrealized appreciation (depreciation) on investments	9,286,561

Net realized and unrealized gain (loss)	24,632,774

Net increase (decrease) in net assets resulting from operations	$26,492,954

See accompanying notes to the financial statements.	5

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 1,860,180	$ 8,737,061
Net realized gain (loss)	15,346,213	26,888,838
Change in net unrealized appreciation (depreciation)	9,286,561	60,533,545

Net increase (decrease) in net assets from operations	26,492,954	96,159,444

Distributions to shareholders from:
In excess of net investment income
Class III	—	(13,316,966)
Net realized gains
Class III	(14,037,455)	(5,216,511)

	(14,037,455)	(18,533,477)
Net share transactions (Note 7):
Class III	85,061,363	154,841,820

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	4,428	281,874

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	85,065,791	155,123,694

Total increase (decrease) in net assets	97,521,290	232,749,661

Net assets:
Beginning of period	489,026,431	256,276,770
End of period (including accumulated undistributed net investment income of $1,860,180 and $0, respectively)	$586,547,721	$489,026,431

6	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004		2003		2002		2001
Net asset value, beginning of period	$ 15.19		$ 12.83		$ 8.23		$ 9.02		$ 9.67		$ 9.87
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.29		0.25		0.36		0.25		0.16
Net realized and unrealized gain (loss)	0.63		2.65		4.60		(0.83)		(0.66)		(0.06)
Total from investment operations	0.68		2.94		4.85		(0.47)		(0.41)		0.10
Less distributions to shareholders:
From net investment income	—		(0.42)		(0.25)		(0.32)		(0.24)		(0.30)
From net realized gains	(0.38)		(0.16)		—		—		—		—
Total distributions	(0.38)		(0.58)		(0.25)		(0.32)		(0.24)		(0.30)
Net asset value, end of period	$ 15.49		$ 15.19		$ 12.83		$ 8.23		$ 9.02		$ 9.67
Total Return(b)	4.64	%(c)**	23.25	%(c)	60.41	%(c)	(5.58)%		(4.26)%		0.87%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$586,548		$489,026		$256,277		$103,768		$65,712		$72,975
Net expenses to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income to average daily net assets(a)	0.72	%*	2.18%		2.35%		4.11%		2.83%		1.62%
Portfolio turnover rate	3	%**	15%		43%		19%		50%		14%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.03%		0.05%		0.05%		0.05%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts:	$ 0.00	(f)†	$ 0.01	†	$ 0.02	†	—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO International Equity Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund operates as a “fund-of-funds” and makes investments in other funds of the Trust (“underlying fund(s)”).  The Fund seeks total return greater than the return of the MSCI ACWI (All Country World Index) ex-U.S. Index through investment to varying extents in shares of the underlying fund(s).

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

The Fund currently limits subscriptions due to capacity considerations.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain underlying fund(s) in which the Fund invests are valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of underlying fund(s) are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would

8

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE.  As a result, foreign equity securities held by the underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$479,148,104	$107,433,769	$ —	$107,433,769

9

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from underlying fund(s) are recorded on the ex-dividend date.  Non-cash dividends, if any, are recorded at fair market value of the securities received.  Interest income is recorded on the accrual basis.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.17% of the amount invested.  The redemption fee is only applicable to shares purchased on or after June 30, 2003. The Fund’s purchase premium or redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying fund(s) in which the Fund was invested.  The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund’s investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund).  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $175 and $275,721 in purchase premiums and $4,253 and $6,153 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in

10

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.              Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s).  The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
0.549%	0.073%	0.109%	<0.001%	0.731%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $2,977 and $1,860, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $99,785,262 and $14,823,824, respectively.

11

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 25.2% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund was held by four related party accounts comprised of certain GMO employee accounts.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	5,244,975	$78,882,949	12,788,854	$161,936,882
Shares issued to shareholders in reinvestment of distributions	934,122	13,535,427	1,172,649	16,727,131
Shares repurchased	(495,509)	(7,357,013)	(1,742,829)	(23,822,193)
Purchase premiums and redemption fees	—	4,428	—	281,874
Net increase (decrease)	5,683,588	$85,065,791	12,218,674	$155,123,694

12

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Countries Fund, Class III	$11,981,142	$589,050	$46,986	$63,379	$525,671	$12,491,827
GMO Emerging Markets Fund, Class VI	88,609,723	20,246,775	3,323,616	867,336	4,215,040	106,023,336
GMO International Growth Fund, Class III	190,312,376	38,096,880	3,362,741	508,236	3,819,967	232,404,932
GMO International Intrinsic Value Fund, Class IV	187,917,565	39,609,387	1,811,145	428,472	3,068,171	230,773,346
GMO International Small Companies Fund, Class III	10,200,522	1,243,170	6,279,336	—	420,935	4,872,315
Totals	$489,021,328	$99,785,262	$14,823,824	$1,867,423	$12,049,784	$586,565,756

13

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO International Equity Allocation Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

14

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

15

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

16

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.   At that meeting, considerations of certain proposals were adjourned to final meetings held on March 30, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
17,235,279	0	3,926	0

Proposal 2C

To revise the Fund’s fundamental investment restriction with respect to investments in commodities:

Votes for	Votes against	Abstentions
17,155,496	82,679	1,031

17

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.73%	$1,000.00	$1,046.40	$3.77
2) Hypothetical	0.73%	$1,000.00	$1,021.53	$3.72

*                 Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value for the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	102.8%
Short-Term Investment(s)	3.3
Mutual Funds	0.8
Call Options Purchased	0.1
Futures	0.0
Swaps	0.0
Reverse Repurchase Agreements	(3.8)
Other Assets and Liabilities (net)	(3.2)
100.0%

Industry Sector Summary	% of Debt Obligations
Residential Asset-Backed Securities (United States)	19.7%
Credit Cards	18.4
Auto Financing	9.7
Student Loans	6.9
Business Loans	5.9
Residential Mortgage-Backed Securities (European)	5.1
Residential Mortgage-Backed Securities (Australian)	5.1
Insured Auto Financing	3.8
Investment Grade Corporate Collateralized Debt Obligations	3.8
Insured Residential Mortgage-Backed Securities (United States)	2.2
U.S. Government Agency	1.9
Rate Reduction Bond	1.7
Insured High Yield Collateralized Debt Obligations	1.4
CMBS	1.3
CMBS Collateralized Debt Obligations	1.3
Insured Credit Cards	1.2
Insured Residential Asset-Backed Securities (European)	1.1
Equipment Leases	1.0
Residential Mortgaged-Backed Securities (United States)	1.0
Insurance Premiums	0.9
Corporate Debt	0.9
Insured Perpetual Loan Collateralized Debt Obligations	0.8
Insured Time Share	0.7
Airlines	0.7
Insured Insurance Premiums	0.6
Insured Business Loans	0.6
Emerging Markets Collateralized Debt Obligations	0.4
ABS - Collateralized Debt Obligations	0.4
Insured Transportation	0.3
Trade Receivable	0.3
High Yield Collateralized Debt Obligations	0.3
U.S. Government	0.3
Insured Collateralized Loan Obligations	0.1
Collateralized Loan Obligations	0.1
Other	0.1
100.0%

1

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 102.8%

	Asset-Backed Securities — 99.7%

	ABS Collateralized Debt Obligations — 0.4%
15,000,000	Paragon CDO Ltd, Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 4.27%, due 10/20/44	14,998,500

	Airlines — 0.7%
23,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, Variable Rate, 1 mo. LIBOR + .48%, 4.05%, due 05/15/24	14,490,000
12,345,896	Continental Airlines, Series 99-1A, 6.55%, due 02/02/19	12,318,890
		26,808,890

	Auto Financing — 10.0%
30,000,000	ARG Funding Corp, Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 3.75%, due 05/20/11	29,969,531
10,576,818	Capital Auto Receivables Asset Trust (GMAC), Series 03-1, Class A3A, 2.75%, due 04/16/07	10,511,136
13,000,000	Chesapeake Funding LLC, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .16%, 3.72%, due 07/07/16	13,008,190
10,162,357	Daimler Chrysler Auto Trust, Series 05-B, Class A1, 144A, 3.26%, due 05/08/06	10,158,394
28,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 3.60%, due 01/15/09	28,005,040
18,000,000	Ford Credit Auto Owner Trust, Series 03-A, Class A4A, 2.70%, due 06/15/07	17,884,800
40,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 3.72%, due 05/15/10	40,001,560
20,367,486	Honda Auto Receivables Owner Trust, Series 05-3, Series A1, 3.42%, due 06/19/06	20,354,247
10,077,168	Household Automotive Trust, Series 05-2, Class A1, 3.70%, due 08/17/06	10,072,838
15,000,000	Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate 1 mo. LIBOR+ .04%, 3.61%, due 03/15/10	15,019,500
33,370,000	Nissan Master Owner Trust Receivables, Series 03-A, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 3.63%, due 09/15/08	33,383,682
12,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 3.60%, due 07/15/10	12,011,250

2	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Auto Financing — continued
38,000,000	Superior Wholesale Inventory Financing Trust, Series 05-A12, Class A, Variable Rate, 1 mo. LIBOR + .18%, 3.75%, due 06/15/10	38,000,000
13,955,885	Triad Auto Receivables Owner Trust, Series 05-A, Class A1, 3.30%, due 06/12/06	13,946,674
32,000,000	Truck Retail Installment Paper Corp, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR +.27%, 3.84%, due 12/15/16	31,985,920
16,000,000	Volkswagen Auto Lease Trust, Series 04-A, Class A4B, Variable Rate 1 mo. LIBOR + .10%, 3.71%, due 08/20/10	16,013,920
6,513,670	Wachovia Auto Owner Trust, Series 05-4, Class A1, 3.34%, due 05/22/06	6,506,546
3,030,594	Wells Fargo Financial Auto Owner Trust, Series 05-A, Class A1, 3.39%, due 06/15/06	3,028,200
33,000,000	World Omni Auto Receivables Trust, Series 05-B, Class A1, 3.83%, due 08/21/06	33,000,000
		382,861,428

	Business Loans — 6.0%
12,325,268	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 4.00%, due 04/25/34	12,340,675
9,489,734	Bayview Commercial Asset Trust, Series 04-3, Class A1, Variable Rate, 1 mo. LIBOR + .37%, 4.01%, due 01/25/35	9,505,582
12,565,020	Capitalsource Commercial Loan Trust, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 3.94%, due 04/20/13	12,572,308
10,000,000	Capitalsource Commercial Loan Trust, Series 04-2A, Class A2, Variable Rate, 1 mo. LIBOR + .25%, 3.86%, due 08/20/13	10,022,900
20,234,832	Capitalsource Commercial Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 3.70%, due 03/22/10	20,234,832
12,507,590	COLTS Trust, Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .34%, 3.75%, due 09/15/14	12,522,349
9,283,126	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 3.86%, due 05/15/32	9,328,427
25,158,422	Lehman Brothers Small Balance Commercial, Series 05-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 02/25/30	25,150,572
8,272,992	Marlin Leasing Receivables LLC, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .22%, 3.79%, due 01/15/07	8,276,136
20,000,000	Marlin Leasing Receivables LLC, Series 05-1A, Class A1, Variable Rate, 4.05%, due 08/15/06	20,000,000
13,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.75%, due 02/25/13	13,000,000

See accompanying notes to the financial statements.	3

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Business Loans — continued
20,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 3.80%, due 07/25/11	20,016,406
22,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR +.12%, 3.69%, due 05/13/10	22,000,000
31,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.69%, due 05/13/10	31,000,000
4,939,443	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR +.50%, 4.07%, due 09/15/17	4,911,338
		230,881,525

	CMBS — 1.4%
18,640,137	J.P. Morgan Chase Commercial Mortgage Securities Corp, Series 04-FL1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .17%, 3.74%, due 04/16/19	18,642,933
19,577,625	Lehman Brothers Commercial Mortgage, Series 04-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .13%, 3.70%, due 10/15/17	19,577,625
14,651,227	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	14,449,773
		52,670,331

	CMBS Collateralized Debt Obligations — 1.3%
19,470,367	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 3.83%, due 06/28/19	19,508,334
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, Variable Rate, 1 mo. LIBOR + .32%, 3.96%, due 08/26/30	30,000,000
		49,508,334

	Collateralized Loan Obligations — 0.2%
6,000,000	Archimedes Funding IV (Cayman) Ltd, 4A A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 4.32%, due 02/25/13	6,018,000

	Credit Cards — 18.9%
26,000,000	Advanta Business Card Master Trust, Series 00-C, Class A, Variable Rate, 1 mo. LIBOR + .25%, 3.86%, due 04/20/08 (a)	26,007,109
13,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 3.68%, due 04/20/11	13,492,980
20,000,000	Advanta Business Card Master Trust, Series 05-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 3.47%, due 05/20/13	20,000,000

4	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Credit Cards — continued
15,000,000	American Express Credit Account Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.69%, due 12/15/08	15,018,164
21,000,000	American Express Credit Account Master Trust, Series 01-7, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.69%, due 02/16/09	21,030,352
15,000,000	American Express Credit Account Master Trust, Series 02-6, Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.71%, due 03/15/10	15,043,359
5,000,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.68%, due 09/15/10	5,011,800
35,000,000	American Express Credit Account Master Trust, Series 2005-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.61%, due 02/15/13 (a)	35,000,000
20,000,000	Bank One Issuance Trust, Series 02-A5, Class A5, Variable Rate, 1 mo. LIBOR + .12%, 3.69%, due 06/15/10	20,045,400
5,000,000	Bank One Issuance Trust, Series 03-1A, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.21%, due 09/15/10	5,011,450
12,000,000	Capital One Master Trust, Series 01-2, Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.53%, due 01/15/09	12,008,160
20,000,000	Capital One Master Trust, Series 2001-2, Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.71%, due 08/15/08	20,003,000
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 3.67%, due 02/15/12	15,031,641
26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 3.58%, due 06/16/14	26,386,931
25,000,000	Chase Credit Card Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .13%, 3.70%, due 03/16/09	25,043,945
15,650,000	Chase Credit Card Master Trust, Series 02-1, Class A, Variable Rate, 1 mo. LIBOR +.10%, 3.67%, due 06/15/09	15,675,064
18,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 3.92%, due 02/07/10 (a)	18,066,797
30,000,000	Citibank Credit Card Issuance Trust, Series 01-A2, Class A2, Variable Rate, 3 mo. LIBOR + .12%, 3.87%, due 02/07/08	29,993,100
20,000,000	Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 3.72%, due 07/25/11	20,018,750
10,000,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 3.53%, due 04/24/14	9,994,530
28,000,000	Discover Card Master Trust I, Series 01-3, Class A, Variable Rate, 1 mo. LIBOR + .15%, 3.24%, due 09/15/08 (a)	28,022,969
10,000,000	Discover Card Master Trust I, Series 02-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 3.68%, due 11/17/09	10,007,422
20,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 3.70%, due 08/15/10	20,037,500

See accompanying notes to the financial statements.	5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Credit Cards — continued
	12,000,000	Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 3.68%, due 05/15/11	12,007,500
GBP	10,000,000	Earls Five Ltd, Series MTNE, 3 mo. GBP LIBOR + .14%, 4.73%, due 02/27/08	18,224,791
	25,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 3.61%, due 03/15/13	25,000,000
	20,000,000	Gracechurch Card Funding Plc, Series 2, Class A, Variable Rate, 1 mo. LIBOR + .12%, 3.69%, due 10/15/09	20,048,437
	28,000,000	Gracechurch Card Funding PLC, Series 4, Class A, Variable Rate, 1 mo. LIBOR + .05%, 3.62%, due 06/15/08 (a)	28,010,640
	27,435,000	Household Credit Card Master Note Trust I, Series 00-1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 3.71%, due 08/15/08	27,445,700
	27,000,000	MBNA Credit Card Master Note Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 3.69%, due 08/16/10	27,065,880
	6,220,000	MBNA Credit Card Master Note Trust, Series 03-A9, Class A9, Variable Rate, 1 mo. LIBOR + .09%, 3.69%, due 12/15/09	6,228,503
	14,000,000	MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 3.67%, due 12/15/11	14,037,187
	15,000,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 3.72%, due 01/15/14	15,066,797
	19,000,000	MBNA Master Credit Card Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 3.57%, due 12/15/10	19,000,000
	1,333,333	Neiman Marcus Group Credit Card Master Trust, Series 00-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 3.84%, due 04/15/08	1,333,387
	9,100,000	Nordstrom Credit Card Master Note Trust, Series 02-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 3.84%, due 10/13/10	9,136,613
	25,000,000	Pillar Funding PLC, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.55%, due 09/15/11	25,003,906
	18,000,000	World Financial Network Credit Card Master Trust, Series 02-A, Class A, Variable Rate, 1 mo. LIBOR + .43%, 3.02%, due 08/15/11	18,115,740
	25,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 3.75%, due 03/15/13	25,063,477
	7,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class B, Variable Rate, 1 mo. LIBOR + .50%, 4.07%, due 03/15/13	6,997,130
			723,736,111

6	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Emerging Markets Collateralized Debt Obligations — 0.4%
794,236	Oasis CBO Ltd, 144A, Variable Rate, 6 mo. LIBOR + 0.38%, 3.90%, due 05/30/11	794,236
16,000,000	Santiago CDO Ltd, Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 3.80%, due 04/18/17	16,020,800
		16,815,036

	Equipment Leases — 1.1%
10,782,664	Caterpillar Financial Asset Trust, Series 05-A, Class A1, 3.21%, due 04/25/06	10,767,501
7,500,000	CNH Equipment Trust, Series 04-A, Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 3.68%, due 09/15/11	7,500,000
23,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 3.43%, due 06/15/12	22,992,812
		41,260,313

	High Yield Collateralized Debt Obligations — 0.3%
2,083,448	Nomura CBO Ltd, Series 97-2, Class A2, 144A, Step up, 6.26%, due 10/30/09	2,097,323
5,592,622	Rhyno CBO Delaware Corp, Series 97-1, Class A-2, 144A, Step Up, 6.33%, due 09/15/09	5,642,508
3,076,576	SHYPPCO Finance Co, Series 1I, Class A-2B, 144A, 6.64%, due 06/15/10	2,968,896
		10,708,727

	Insurance Premiums — 0.9%
25,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 3.75%, due 11/17/08	25,023,437
11,000,000	Mellon Bank Premium Finance Loan Master Trust, Series 04-1, Class A, Variable Rate, 3 mo. LIBOR + .16%, 3.57%, due 06/15/09	10,998,130
		36,021,567

	Insured Auto Financing — 4.0%
30,000,000	Aesop Funding II LLC, Series 03-2A, Class A1, 144A, MBIA, 2.74%, due 06/20/07	29,721,000
17,500,000	Aesop Funding II LLC, Series 03-5A, Class A2, 144A, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .38%, 3.47%, due 12/20/09	17,634,750
9,000,000	Aesop Funding II LLC, Series 04-2A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .12%, 3.73%, due 04/20/08	9,000,000

See accompanying notes to the financial statements.	7

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Insured Auto Financing — continued
10,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 3.73%, due 04/20/10	9,926,300
18,947,455	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A1, MBIA, 3.30%, due 06/06/06	18,937,834
23,000,000	AmeriCredit Automobile Receivables Trust, Series 05-CF, Class A1, 3.84%, due 09/06/06	23,003,680
17,000,000	Capital One Auto Finance Trust, Series 04-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 3.67%, due 03/15/11	17,014,620
11,000,000	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 3.68%, due 08/15/11	11,013,200
15,000,000	Rental Car Finance Corp, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 3.84%, due 06/25/09	15,018,780
		151,270,164

	Insured Business Loans — 0.6%
9,924,709	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 4.08%, due 10/25/30	10,011,252
12,000,000	Golden Securities Corp, Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 3.81%, due 12/02/13	12,002,520
		22,013,772

	Insured Collateralized Loan Obligations — 0.2%
6,093,655	PAM Capital Funding Corp, Series 98-1W, Class A, 144A, FSA, Variable Rate, 3 mo. LIBOR + 17%, 3.86%, due 05/01/10	6,080,310

	Insured Credit Cards — 1.2%
11,000,000	Cabela’s Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 3.87%, due 01/15/10	11,061,875
35,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 3.69%, due 03/15/11	35,078,400
		46,140,275

	Insured High Yield Collateralized Debt Obligations — 1.4%
2,284,194	Cigna CBO Ltd, Series 96-1, Class A2, 144A, CapMAC, Step Up, 6.46%, due 11/15/08	2,322,682
1,785,781	Clydesdale CBO 1 Ltd, Series 1A, Class A2, 144A, FSA, 6.83%, due 03/25/11	1,817,032

8	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Insured High Yield Collateralized Debt Obligations — continued
	2,206,177	DLJ CBO Ltd, Series 1A, Class A2, 144A, FSA, 6.68%, due 04/15/11	2,247,543
	757,911	FC CBO, Series 03-1AW, Class A1, 144A, AMBAC, Variable Rate, 6 mo. LIBOR + .38%, 3.01%, due 06/03/09	757,911
	10,000,000	GSC Partners CDO Fund Ltd, Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 4.08%, due 12/16/15	10,000,000
	7,093,367	GSC Partners CDO Fund Ltd, Series 1A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .40%, 3.83%, due 05/09/12	7,092,729
	20,346,554	GSC Partners CDO Fund Ltd, Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 4.01%, due 05/22/13	20,409,629
	6,705,292	Northstar CB0 Ltd, Series 1997-2I, Class A2, 4.12%, due 07/15/09	6,706,633
	3,174,268	Spirit CBO, Series 03-4AW, Variable Rate, 6 mo. LIBOR + .55%, 4.04%, due 05/23/11	3,179,220
			54,533,379

		Insured Insurance Premiums — 0.7%
	25,000,000	PFS Financing Corp, Series 01-FA, Class A, MBIA, 144A, Variable Rate, 1 mo. LIBOR + .33%, 3.90%, due 06/15/08	25,037,000

		Insured Perpetual Loan Collateralized Debt Obligations — 0.8%
	32,307,692	Augusta Funding Ltd, Series 10A, Class F-1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 3.74%, due 06/30/17	31,823,077

		Insured Residential Asset-Backed Securities (European) — 1.2%
GBP	10,968,162	RMAC, Series 2003-NS1X A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.31%, due 06/12/35	19,848,868
GBP	13,321,858	RMAC, Series 2003-NS2A A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.26%, due 09/12/35	24,091,495
			43,940,363

		Insured Residential Mortgage-Backed Securities (United States) — 2.6%
	6,146,538	Chevy Chase Mortgage Funding Corp, Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 3.43%, due 10/25/34	6,164,065
	15,794,059	Chevy Chase Mortgage Funding Corp, Series 04-1A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 3.42%, due 01/25/38	15,822,439
	10,770,493	Citigroup Mortgage Loan Trust Inc, Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 4.02%, due 12/25/33	10,822,622
	3,645,305	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 07/25/29	3,646,034

See accompanying notes to the financial statements.	9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Insured Residential Mortgage-Backed Securities (United States) — continued
4,718,151	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 3.85%, due 08/15/30	4,722,302
9,564,768	Lehman ABS Corp, Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 3.86%, due 06/25/34	9,575,232
6,283,824	Quest Trust, Series 03-X4A, 144A, AMBAC, Variable Rate, 1 mo LIBOR + .43%, 4.07%, due 12/25/33	6,279,250
4,786,807	Quest Trust, Series 04-X1, Class A, Variable Rate, 1 mo. LIBOR + .33%, 3.97%, due 03/25/34	4,797,099
6,528,229	Residential Asset Securities Corp, Series 02-KS3, Class A1B, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 05/25/32	6,532,733
3,139,770	Residential Asset Securities Corp, Series 02-KS5, Class AIB3, Variable Rate, 1 mo. LIBOR + .27%, 3.91%, due 08/25/32	3,144,676
2,803,449	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, Variable Rate, 1 mo. LIBOR + .29%, 3.93%, due 12/25/32	2,803,449
12,579,077	Wachovia Asset Securitization Inc, Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 4.02%, due 09/27/32	12,607,506
13,791,510	Wachovia Asset Securitization Inc, Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 3.86%, due 06/25/34	13,793,579
		100,710,986

	Insured Time Share — 0.8%
9,581,915	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 3.79%, due 05/20/16	9,581,895
20,000,000	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, Variable Rate, 1 mo. LIBOR + .18%, 3.72%, due 05/20/17	20,000,000
		29,581,895

	Insured Transportation — 0.3%
13,000,000	GE Seaco Finance, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 3.88%, due 04/17/19	13,000,000

	Investment Grade Corporate Collateralized Debt Obligations — 3.9%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 4.38%, due 09/20/09	20,410,400
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 4.33%, due 08/05/09	10,025,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, Variable Rate, 3 mo. LIBOR + .80%, 4.53%, due 08/05/09	7,014,000

10	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Investment Grade Corporate Collateralized Debt Obligations — continued
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, Variable Rate, 3 mo. LIBOR + .45%, 3.88%, due 12/20/09	6,012,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3mo. LIBOR + .65%, 4.08%, due 12/20/09	11,044,000
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3mo. LIBOR + .75%, 4.18%, due 12/20/09	2,988,000
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3mo. LIBOR + .52%, 3.76%, due 03/20/10	15,984,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3mo. LIBOR + .40%, 3.88%, due 12/20/10	30,030,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3mo. LIBOR + .45%, 3.88%, due 03/20/10	15,984,000
30,000,000	Salisbury International Investments Ltd, Series E, Note, (MTN), variable rate, 3mo. LIBOR + .42%, 3.86%, due 06/22/10	29,962,500
		149,453,900

	Other — 0.1%
5,000,000	Ensec Home Finance Pool Limited, Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 3.77%, due 05/15/14	5,004,492

	Rate Reduction Bonds — 1.7%
12,127,641	California Infrastructure PG&E, Series 97-1, Class A7, 6.42%, due 09/25/08	12,262,656
23,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	23,027,852
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	29,892,000
		65,182,508

	Residential Asset-Backed Securities (United States) — 20.2%
21,704,000	ACE Securities Corp., Series 04-OP1, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 3.86%, due 04/25/34	21,712,464
8,584,246	Aegis Asset Backed Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .35%, 3.99%, due 04/25/34	8,600,384
15,000,000	Aegis Asset Backed Securities Trust, Series 04-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .34%, 3.98%, due 03/25/31	15,039,900
29,835,000	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 3.91%, due 03/25/35	29,877,067

See accompanying notes to the financial statements.	11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) — continued
24,213,620	Aegis Asset Backed Securities Trust, Series 05-3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 3.74%, due 08/25/35	24,213,620
370,455	Ameriquest Mortgage Securities Inc, Series 04-FRI, Class A-2, Variable Rate, 1 mo. LIBOR + .13%, 3.77%, due 05/25/34	370,455
12,457,669	Ameriquest Mortgage Securities Inc, Series 04-R2, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 3.84%, due 04/25/34	12,464,968
22,000,000	Argent Securities Inc, Series 04-W8 Class A5, Variable Rate, 1 mo. LIBOR + .52%, 4.16%, due 05/25/34	22,058,437
7,454,655	Asset Backed Funding Certificates, Series 04-OPT3, Class A3, Variable Rate, 1 mo. LIBOR +.19%, 3.83%, due 02/25/30	7,456,402
10,000,000	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 4.17%, due 05/28/39	10,050,000
10,400,000	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 4.32%, due 05/28/39	10,465,000
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 3.56%, due 02/28/40	14,998,828
4,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 3.79%, due 05/25/35	4,000,000
26,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 05/25/35	26,000,000
16,290,091	Centex Home Equity, Series 04-B, Class AV3, Variable Rate, 1 mo. LIBOR + .20%, 3.84%, due 03/25/34	16,292,636
6,574,611	Centex Home Equity, Series 04-C, Class AV3, Variable Rate, 1 mo. LIBOR + .13%, 3.15%, due 11/25/28	6,574,940
9,400,000	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 3.84%, due 07/25/34	9,411,383
7,000,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 3.98%, due 01/25/35	7,013,125
32,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 06/25/35	31,962,500
2,475,966	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 3.91%, due 04/25/33	2,478,293
12,743,518	CIT Group Home Equity Loan Trust, Series 03-1, Class A3, 2.79%, due 03/20/29	12,687,574
4,551,568	Citifinancial Mortgage Securities Inc, Series 04-1, Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 3.73%, due 04/25/34	4,550,021
22,886,854	Countrywide Asset-Backed Certificates, Series 05-4, Class AF, Variable Rate, 1 mo. LIBOR + .13%, 3.96%, due 05/25/07	22,879,701
6,302,505	Citigroup Mortgage Loan Trust Inc, Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 4.05%, due 10/25/34	6,332,000

12	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) — continued
16,924,574	Countrywide Asset-Backed Certificates, Series 04-9, Class 2AV2, Variable Rate, 1 mo. LIBOR + .34%, 3.98%, due 05/25/33	16,940,441
1,219,123	Credit-Based Asset Servicing and Securitization, Series 04-CB4, Class A1, Variable Rate, 1 mo. LIBOR + .17%, 3.81%, due 05/25/35	1,219,233
9,505,166	Credit-Based Asset Servicing and Securitization, Series 04-CB6, Class AV1, Variable Rate, 1 mo. LIBOR + .33%, 3.97%, due 07/25/35	9,515,562
7,824,682	Equity One ABS Inc, Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 3.94%, due 04/25/34	7,829,572
31,134	Equity One ABS Inc, Series 04-2, Class AF1, Variable Rate, 1 mo. LIBOR + .11%, 3.75%, due 07/25/34	31,133
30,000,000	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 3.66%, due 04/25/35	29,981,569
11,000,000	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 3.80%, due 07/25/07	11,000,000
26,800,000	Greenpoint Mortgage Funding Trust, Series 05-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 3.74%, due 09/25/34	26,787,437
19,145,000	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 3.86%, due 06/25/35	19,127,052
9,584,111	Household Mortgage Loan Trust, Series 04-HC1, Class A, Variable Rate, 1 mo. LIBOR + .35%, 3.96%, due 02/20/34	9,593,676
15,000,000	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 3.85%, due 01/20/35	15,000,000
7,246,541	Indy Mac Home Equity Loan Asset-Backed Trust, Series 04-C, Class AII-1, Variable Rate, 1 mo. LIBOR + .16%, 3.80%, due 03/25/35	7,246,686
6,989,233	IXIS Real Estate Capital Trust, Series 04-HE4, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 3.83%, due 02/25/35	6,992,728
23,700,923	Master Asset Backed Securities Trust, Series 05-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 3.16%, due 05/25/35	23,700,923
12,263,394	Master Asset Backed Securities Trust, Series 05-NC1, Class A3, Variable Rate, 1 mo. LIBOR + .13%, 3.77%, due 12/25/34	12,263,394
7,656,796	Master Asset Backed Securities Trust, Series 04-OPT1, Class A3, Variable Rate, 1 mo. LIBOR + .26%, 3.90%, due 02/25/34	7,661,620
15,000,000	Morgan Stanley ABS Capital I, Series 04-HE5, Class A4, Variable Rate, 1 mo. LIBOR + .53%, 4.17%, due 06/25/34	15,018,750
13,000,000	Morgan Stanley ABS Capital I, Series 04-HE9, Class A3C, Variable Rate, 1 mo. LIBOR + .30%, 3.94%, due 11/25/34	13,016,250
20,093,454	Morgan Stanley ABS Capital I, Series 04-NC4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 04/25/34	20,105,510
11,317,421	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 3.86%, due 08/25/34	11,338,697

See accompanying notes to the financial statements.	13

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) — continued
16,000,000	New Century Home Equity Loan Trust, Series 04-3, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 3.99%, due 11/25/34	16,029,920
16,962,123	New Century Home Equity Loan Trust, Series 05-3, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 3.73%, due 07/25/35	16,988,626
20,000,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 3.89%, due 05/25/35	20,000,000
4,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 08/25/35	4,000,000
24,338,426	Ownit Mortgage Loan Asset Backed Certificates, Series 05-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 3.75%, due 03/25/36	24,304,200
33,000,000	Park Place Securities Inc, Series 05-WCW2, Class CE, Variable Rate, 3.61%, due 10/25/34	33,000,000
25,000,000	People’s Choice Home Loan Securities, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 3.60%, due 08/25/35	25,000,000
16,000,000	Residential Asset Mortgage Products Inc, Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 3.87%, due 04/25/35	15,980,000
6,454,047	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 3.91%, due 03/25/35	6,458,081
9,685,837	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 3.74%, due 12/25/35	9,685,837
10,715,750	Wells Fargo Home Equity Trust, Series 04-2, Class AI1A, Variable Rate, 1 mo. LIBOR + .17%, 3.81%, due 02/25/18	10,714,075
		774,020,670

	Residential Mortgage-Backed Securities (Australian) — 5.2%
20,591,200	Australian Mortgage Securities II, G3 A1A, Variable Rate, 3 mo. LIBOR + .21%, 3.34%, due 01/10/35	20,640,001
20,347,286	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 3.94%, due 11/19/37	20,369,541
9,693,656	Crusade Global Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 3.48%, due 06/17/37	9,687,549
17,032,739	Interstar Millennium Trust, Series 03-3G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 4.22%, due 09/27/35	17,079,978
16,527,823	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 3.87%, due 01/20/36	16,572,365
16,929,340	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 3.60%, due 03/14/36	16,957,115
10,981,198	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 3.63%, due 12/21/33	11,006,125

14	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Mortgage-Backed Securities (Australian) — continued
15,553,528	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 3.42%, due 05/25/35	15,823,070
8,464,586	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 3.84%, due 05/10/36	8,462,724
28,208,109	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 3.54%, due 03/20/34	28,207,263
8,639,426	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 3.51%, due 03/09/36	8,645,966
25,857,696	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 3.52%, due 03/23/36	25,840,888
		199,292,585

	Residential Mortgage-Backed Securities (European) — 5.2%
14,285,700	Granite Master Issuer PLC, Series 05-1, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 3.65%, due 12/20/19	14,285,700
9,000,000	Granite Master Issuer PLC, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 3.90%, due 12/20/54	9,000,000
15,000,000	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 3.57%, due 09/20/44	15,022,050
20,000,000	Leek Finance PLC, Series 14A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR, 3.62%, due 09/21/36	20,004,000
24,440,750	Leek Finance PLC, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.58%, due 03/21/37	24,399,201
12,616,281	Lothian Mortgages Plc, Series 3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.79%, due 07/24/19	12,624,229
14,000,000	Paragon Mortgages PLC, Series 6A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 3.76%, due 03/15/30	14,046,484
17,354,520	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 4.00%, due 05/15/34	17,333,695
20,000,000	Permanent Financing Plc, Series 5, Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 3.49%, due 06/10/11	20,025,000
10,000,000	Permanent Financing PLC, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 3.47%, due 12/10/11	10,004,100
5,000,000	Permanent Financing PLC, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 3.42%, due 09/10/14	5,006,250
22,500,000	Permanent Financing PLC, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 3.49%, due 06/10/14	22,497,975
15,585,280	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 3.83%, due 08/10/30	15,570,669
		199,819,353

See accompanying notes to the financial statements.	15

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Mortgage-Backed Securities (United States) — 0.6%
7,994,511	Chevy Chase Mortgage Funding Corp, Series 04-3, Class A2, Variable Rate, 1 mo. LIBOR + .25%, 3.80%, due 08/25/35	8,013,248
14,867,506	Mellon Residential Funding Corp, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 02/26/34	14,862,860
		22,876,108

	Student Loans — 7.1%
22,000,000	College Loan Corporation Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 3.76%, due 04/25/16	22,020,680
8,000,000	College Loan Corporation Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 3.68%, due 01/25/14	7,995,040
22,352,940	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 3.50%, due 09/29/14	22,333,731
13,000,000	Montana Higher Education Student Assistance Corp, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR +.04%, 3.39%, due 06/20/15	12,993,760
22,089,018	National Collegiate Student Loan Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR +.12%, 3.59%, due 06/25/14	22,089,018
19,338,281	National Collegiate Student Loan Trust, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 3.75%, due 04/25/23	19,338,281
20,000,000	Nelnet Educational Loan Funding Corp, Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 3.94%, due 11/25/15	20,013,400
37,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 3.84%, due 06/22/17	36,965,313
15,893,511	SLM Student Loan Trust, Series 05-2, Class A1, Variable Rate, 3 mo. LIBOR - .02%, 3.63%, due 04/25/10	15,888,044
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 3.68%, due 07/25/16	16,972,874
30,000,000	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 3.66%, due 07/25/16	29,990,625
30,000,000	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 3.72%, due 01/25/18	29,964,000
1,082,499	SLM Student Loan Trust, Series 96-4, Class A2, Variable Rate, 3 mo. U.S. Treasury Bill + .64%, 4.18%, due 07/25/09	1,081,308
4,932,000	SMS Student Loan Trust, Series 95-A, Certificates, Variable Rate, 1 mo. LIBOR + .65%, 4.11%, due 04/25/25	4,937,376
9,336,936	SMS Student Loan Trust, Series 97-A, Class A, Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 4.14%, due 10/27/25	9,391,090
		271,974,540

16	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	Trade Receivable — 0.3%
13,000,000	SSCE Funding LLC, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 3.80%, due 11/15/10	12,993,500

	Total Asset-Backed Securities	3,817,037,639

	Corporate Debt — 0.9%
11,750,000	Banco Santander Series MBIA, 6.50%, due 11/01/05	11,779,375
20,500,000	Westralia Airports Corp, 144A, MBIA, 6.48%, due 04/01/10	22,097,565
		33,876,940

	U.S. Government — 0.2%
10,000,000	U.S. Treasury Note, 2.25%, due 04/30/06 (b)	9,901,563

	U.S. Government Agency — 2.0%
850,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 3.96%, due 01/01/14	848,938
3,128,125	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 3.60%, due 10/01/12	3,116,395
1,303,366	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 3.76%, due 10/01/11	1,294,412
15,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 3.55%, due 02/01/27	14,887,500
4,402,069	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 4.58%, due 03/30/19	4,415,848
19,500,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 3.91%, due 02/01/25	19,244,162

See accompanying notes to the financial statements.	17

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($) / Principal Amount / Shares	Description	Value ($)

	U.S. Government Agency — continued
15,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 4.21%, due 10/29/26	14,962,500
1,064,760	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 1.82%, due 11/15/14	1,059,437
1,453,688	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35, 3.88%, due 05/01/14	1,443,702
512,092	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 3.88%, due 05/01/14	508,574
12,690,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 3.14%, due 07/01/23	12,594,825
1,083,334	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 3.70%, due 01/01/12	1,070,475
33,110	Small Business Administration, Series 95-10C, Class 1, 6.88%, due 09/10/05	33,110
		75,479,878

	TOTAL DEBT OBLIGATIONS (COST $3,931,942,402)	3,936,296,020

	CALL OPTIONS PURCHASED — 0.1%

	Options on Bonds — 0.1%
25,000,000	Bellsouth Telecommunications, 7.00%, due 12/01/95, Expires 10/26/06, Strike 100.00	2,625,090

	TOTAL CALL OPTIONS PURCHASED (COST $2,281,250)	2,625,090

	MUTUAL FUND — 0.8%

30,234,577	Merrimac Cash Series, Premium Class	30,234,577
	TOTAL MUTUAL FUND (COST $30,234,577)	30,234,577

18	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 3.3%

	Commercial Paper — 3.3%
100,000,000	Rabobank Financial Corp., 3.54%, due 9/01/2005	100,000,000
27,468,000	UBS Finance Inc., 3.56%, due 9/01/2005	27,468,000
		127,468,000

	TOTAL SHORT-TERM INVESTMENT(S) (COST $127,468,000)	127,468,000

	TOTAL INVESTMENTS — 107.0%
	(Cost $4,091,926,229)	4,096,623,687

	Other Assets and Liabilities (net) — (7.0%)	(269,086,940)

	TOTAL NET ASSETS — 100.0%	$3,827,536,747

	Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

	AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
	C.A.B.E.I. - Central American Bank of Economic Integration
	CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.
	CBO - Collateralized Bond Obligation
	CDO - Collateralized Debt Obligation
	FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
	FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
	GBP - British Pound
	GMAC - Insured as to the payment of principal and interest by General Motors Acceptance Corporation.
	MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
	MTN - Medium Term Note
	(a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).
	(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).

See accompanying notes to the financial statements.	19

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Sales

293	U.S. Treasury Note 5 Yr. (CBT)	December 2005	$31,753,875	$(310,798)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Forward Currency Contracts

				Net Unrealized
				Appreciation
Settlement Date	Deliver	Units of Currency	Value	(Depreciation)

Buys

9/6/2005	GBP	6,300,000	$11,329,865	$(19,963)

Sales

9/6/2005	GBP	39,200,000	$70,496,938	$717,702
				$697,739

Reverse Repurchase Agreements

Face Value	Description			Market Value

$ 29,643,804	Barclays Bank, 3.61%, dated 8/11/05, to be repurchased on demand at face value plus accrued interest.			$29,706,229
27,672,400	Barclays Bank, 3.61%, dated 8/23/05, to be repurchased on demand at face value plus accrued interest.			27,697,374
25,680,200	Barclays Bank, 3.61%, dated 8/23/05, to be repurchased on demand at face value plus accrued interest.			25,703,376
27,459,600	Barclays Bank, 3.66%, dated 8/30/05, to be repurchased on demand at face value plus accrued interest.			27,465,184
34,146,000	Barclays Bank, 3.66%, dated 8/30/05, to be repurchased on demand at face value plus accrued interest.			34,152,943

				$144,725,106

20	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Swap Agreements

Credit Default Swaps
							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
60,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$10,024
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(643,202)
							$(633,178)

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	Variable Rate	(Depreciation)
100,000,000	USD	1/18/2006	Goldman Sachs	(Pay)	5.82%	3 month LIBOR	$(557,142	)*
50,000,000	USD	1/9/2008	JP Morgan Chase Bank	(Pay)	3.43%	3 month LIBOR	907,103
45,000,000	USD	3/4/2008	JP Morgan Chase Bank	(Pay)	3.10%	3 month LIBOR	1,326,051	**
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	(3,389,087	)*
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	(1,561)
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	(417,105	)**
							$(2,131,741)

Total Return Swaps

							Net Unrealized
Notional		Expiration					Appreciation
Amount		Date	Counterparty	Pay	Receive		(Depreciation)
65,000,000	USD	9/30/2005	Citigroup	1 month LIBOR - 0.20%	Return on Lehman Brothers CMBS AAA 8.5+ Index		$1,361,116

*                 Includes unrealized gains of $13,421,572 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

**          Includes unrealized gains of $513,041 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.

See accompanying notes to the financial statements.	21

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:

Investments, at value (cost $4,091,926,229) (Note 2)	$4,096,623,687
Cash	17,729,136
Receivable for Fund shares sold	36,447,100
Interest receivable	11,564,658
Unrealized appreciation on open forward currency contracts	717,702
Receivable for open swap contracts (Note 2)	3,604,294
Receivable for expenses reimbursed by Manager (Note 3)	50,903

Total assets	4,166,737,480

Liabilities:
Payable for Fund shares repurchased	188,100,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	7,339
Unrealized depreciation on open forward currency contracts	19,963
Interest payable for open swap contracts (Note 2)	1,012,279
Payable for open swap contracts (Note 2)	5,008,097
Payable for variation margin on open futures contracts (Note 2)	136,094
Payable for reverse repurchase agreements (Note 2)	144,725,106
Accrued expenses	191,855

Total liabilities	339,200,733
Net assets	$3,827,536,747

Net assets consist of:
Paid-in capital	$3,779,335,439
Accumulated undistributed net investment income	59,817,016
Accumulated net realized loss	(28,552,313)
Net unrealized appreciation	16,936,605
$3,827,536,747

Net assets:	$3,827,536,747

Shares outstanding:	148,970,365

Net asset value per share:	$25.69

22	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Interest (including securities lending income of $921)	$65,169,974

Total investment income	65,169,974

Expenses:
Chief Compliance Officer (Note 3)	14,331
Custodian, fund accounting agent and transfer agent fees	195,408
Audit and tax fees	38,272
Legal fees	47,656
Trustees fees and related expenses (Note 3)	31,312
Interest expense (Note 2)	123,102
Miscellaneous	32,445
Total expenses	482,526
Fees and expenses reimbursed by Manager (Note 3)	(296,424)
Net expenses	186,102

Net investment income (loss)	64,983,872

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,740,501
Closed futures contracts	137,001
Closed swap contracts	(2,479,449)
Foreign currency, forward contracts and foreign currency related transactions	2,042,120

Net realized gain (loss)	1,440,173

Change in net unrealized appreciation (depreciation) on:
Investments	(4,865,886)
Open futures contracts	(582,182)
Open swap contracts	3,848,555
Foreign currency, forward contracts and foreign currency related transactions	2,354,235

Net unrealized gain (loss)	754,722

Net realized and unrealized gain (loss)	2,194,895

Net increase (decrease) in net assets resulting from operations	$67,178,767

See accompanying notes to the financial statements.	23

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 64,983,872	$ 65,897,081
Net realized gain (loss)	1,440,173	(9,874,861)
Change in net unrealized appreciation (depreciation)	754,722	5,200,805

Net increase (decrease) in net assets from operations	67,178,767	61,223,025

Distributions to shareholders from:
Net investment income (loss)	(12,180,887)	(43,986,168)
Net realized gains	—	(1,370,773)

	(12,180,887)	(45,356,941)

Net share transactions (Note 7):	288,649,687	1,716,487,912

Total increase (decrease) in net assets	343,647,567	1,732,353,996

Net assets:
Beginning of period	3,483,889,180	1,751,535,184
End of period (including accumulated undistributed net investment income of $59,817,016 and $7,014,031, respectively)	$3,827,536,747	$3,483,889,180

24	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28,
	(Unaudited)		2005		2004(b)		2003(a)(b)
Net asset value, beginning of period	$25.33		$25.18		$25.01		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.43		0.59		0.56		0.18
Net realized and unrealized gain (loss)	0.01		(0.09)		0.06	(c)	(0.12)

Total from investment operations	0.44		0.50		0.62		0.06

Less distributions to shareholders:
From net investment income	(0.08)		(0.34)		(0.45)		(0.05)
From net realized gains	—		(0.01)		—		—

Total distributions	(0.08)		(0.35)		(0.45)		(0.05)
Net asset value, end of period	$25.69		$25.33		$25.18		$25.01
Total Return(c)	1.73	%**	2.01%		2.48%		0.24	%**
Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,827,537		$3,483,889		$1,751,535		$1,146,954
Net operating expenses to average daily net assets	0.00	%(d)*	0.00	%(d)	0.00	%(d)	0.00	%*
Interest expense to average daily net assets	0.01	%*	—		0.00	%(e)	—
Total net expenses to average daily net assets	0.01	%*	0.00	%(f)	0.00	%(f)	0.00	%*
Net investment income to average daily net assets	3.37	%*	2.31%		2.51%		2.94	%*
Portfolio turnover rate	23	%**	34%		33%		15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02%		0.02%		0.02%		0.05	%*

(a)	Period from November 26, 2002 (commencement of operations) through February 28, 2003.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d)	Net operating expenses were less than 0.01% to average daily net assets.
(e)	Interest expense was less than 0.01% to average daily net assets.
(f)	Total net expenses were less than 0.01% to average daily net assets.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	25

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Short-Duration Collateral Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks total return in excess of its benchmark.  The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments.  The Fund’s benchmark is the J.P. Morgan U.S. 3-Month Cash Index.

Shares of the Fund are not publicly offered and are principally available only to other Funds of the Trust and certain accredited investors.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value or exchange rate may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect the security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Certain investments in securities held by the Fund are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund.  As of August 31, 2005, the total value of these securities represented 20.3% of net assets.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for open purchased option contracts held by the Fund as of August 31, 2005.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.  As of August 31, 2005, the Fund did not hold any loan agreements.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day.  See the Schedule of Investments for open reverse repurchase agreements held by the Fund as of August 31, 2005.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $17,424 and $16,503, respectively. As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $29,576,884 and $142,552 expiring in 2011 and 2012, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$4,091,927,409	$13,826,089	$(9,129,811)	$4,696,278

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal.  Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.              Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services.  In addition, effective until at least June 30, 2006, GMO has contractually agreed to reimburse all of the Fund’s expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $21,928 and $14,331, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

For the six months ended August 31, 2005, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales

U.S. Government securities	$ —	$ 136,340,614
Investments (non-U.S. Government securities)	1,707,991,520	692,987,571

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders

As of August 31, 2005, 66.5% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  All of the shareholders are other funds of GMO Trust.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 96.2% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Shares sold	52,413,172	$1,337,154,800	107,900,318	$2,728,975,542
Shares issued to shareholders in reinvestment of distributions	476,934	12,180,887	1,801,070	45,356,941
Shares repurchased	(41,476,722)	(1,060,686,000)	(41,697,536)	(1,057,844,571)
Net increase	11,413,384	$288,649,687	68,003,852	$1,716,487,912

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Short-Duration Collateral Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.01%	$1,000.00	$1,017.35	$0.05
2) Hypothetical	0.01%	$1,000.00	$1,025.16	$0.05

*                 Expenses are calculated using the annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	65.3%
Debt Obligations	29.9
Short-Term Investment(s)	5.3
Real Estate Investment Trusts	1.1
Preferred Stocks	0.8
Mutual Funds	0.4
Call Options Purchased	0.3
Futures	0.1
Loan Assignments	0.1
Loan Participations	0.1
Promissory Notes	0.0
Put Options Purchased	0.0
Rights And Warrants	0.0
Swaps	0.0
Forward Currency Contracts	0.0
Written Options	0.0
Reverse Repurchase Agreements	(1.1)
Other Assets and Liabililities (net)	(2.3)
100.0%

*                 The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Country/Region Summary**	% of Investments
United States	34.6%
Euro Region***	23.7
Japan	15.9
United Kingdom	8.1
Canada	3.6
Sweden	3.0
South Korea	1.6
Taiwan	1.4
Australia	1.0
Brazil	0.9
South Africa	0.9
Hong Kong	0.8
Austria	0.7
China	0.7
Norway	0.7
India	0.6
Russia	0.6
Mexico	0.5
Denmark	0.4
Singapore	0.4
Israel	0.3
Malaysia	0.3
Chile	0.2
Thailand	0.2
Argentina	0.1
Greece	0.1
Indonesia	0.1
Poland	0.1
Turkey	0.1
Switzerland	(2.3)
Other^	0.7
100.0%

**                    The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.  The table includes values of derivative contracts.

***             The “Euro Region” is comprised of Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

^                            Other includes investment in GMO Emerging Country Debt Fund.

2

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
883,853	GMO Core Plus Bond Fund, Class IV	9,324,645
509,574	GMO Currency Hedged International Bond Fund, Class III	4,973,447
291,444	GMO Domestic Bond Fund, Class VI	2,929,017
35,123	GMO Emerging Country Debt Fund, Class IV	412,696
752,862	GMO Emerging Markets Quality Fund, Class VI	6,324,045
68,466	GMO Inflation Indexed Bond Fund, Class III	798,995
423,770	GMO International Bond Fund, Class III	4,174,132
597,300	GMO International Growth Fund, Class III	16,766,219
560,519	GMO International Intrinsic Value Fund, Class IV	16,709,070
36,902	GMO International Small Companies Fund, Class III	634,717
55,196	GMO Real Estate Fund, Class III	930,602
552,686	GMO U.S. Core Fund, Class VI	7,859,188
270,605	GMO U.S. Quality Equity Fund, Class IV	5,385,037
	TOTAL MUTUAL FUNDS (COST $75,323,022)	77,221,810

	SHORT-TERM INVESTMENT(S) — 0.0%

	Repurchase Agreement(s) — 0.0%
12,784	Citigroup Global Markets Repurchase Agreement, dated 08/31/2005, due 09/01/2005, with a maturity value of $12,785, and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 02/15/2026 and a market value including accrued interest of $13,040.	12,784

	TOTAL SHORT-TERM INVESTMENT(S) (COST $12,784)	12,784

	TOTAL INVESTMENTS — 100.0%
	(Cost $75,335,806)	77,234,594

	Other Assets and Liabilities (net) — 0.0%	(2,874)

	TOTAL NET ASSETS — 100.0%	$77,231,720

	As of August 31, 2005, 42.7% of the Net Assets of the Fund, through investment in the underlying funds, were valued using fair value prices based on modeling tools by a third party vendor (Note 2).

See accompanying notes to the financial statements.	3

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $12,784) (Note 2)	$12,784
Investments in affiliated issuers, at value (cost $75,323,022) (Notes 2 and 8)	77,221,810
Receivable for investments sold	1,550,995
Receivable for expenses reimbursed by Manager (Note 3)	3,286

Total assets	78,788,875

Liabilities:
Payable for investments purchased	1,550,995
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	16
Accrued expenses	6,144

Total liabilities	1,557,155
Net assets	$77,231,720

Net assets consist of:
Paid-in capital	$74,609,885
Accumulated undistributed net investment income	331,562
Accumulated net realized gain	391,485
Net unrealized appreciation	1,898,788
$77,231,720

Net assets attributable to:
Class III shares	$77,231,720

Shares outstanding:
Class III	3,668,025

Net asset value per share:
Class III	$21.06

4	See accompanying notes to the financial statements.

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Period from May 31, 2005 (commencement of operations)
through August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$325,538
Interest	6,096

Total investment income	331,634

Expenses:
Custodian, fund accounting agent and transfer agent fees	184
Audit and tax fees	6,808
Legal fees	1,288
Trustees fees and related expenses (Note 3)	72
Registration fees	1,288
Miscellaneous	184
Total expenses	9,824
Fees and expenses reimbursed by Manager (Note 3)	(9,752)
Net expenses	72

Net investment income (loss)	331,562

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(121,885)
Realized gains distributions from affiliated issuers (Note 8)	513,370

Net realized gain (loss) on investments	391,485

Change in net unrealized appreciation (depreciation) on investments	1,898,788

Net realized and unrealized gain (loss)	2,290,273

Net increase (decrease) in net assets resulting from operations	$2,621,835

See accompanying notes to the financial statements.	5

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from May 31, 2005
(commencement of operations)
through August 31, 2005
(Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$331,562
Net realized gain (loss)	391,485
Change in net unrealized appreciation (depreciation)	1,898,788

Net increase (decrease) in net assets from operations	2,621,835

Net share transactions (Note 7):
Class III	74,564,948

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	44,937

Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	74,609,885

Total increase (decrease) in net assets	77,231,720

Net assets:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $331,562)	$77,231,720

6	See accompanying notes to the financial statements.

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Financial Highlights

(For a share outstanding throughout the period)

	Period from
	May 31, 2005
	(commencement
	of operations) through
	August 31, 2005
	(Unaudited)
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:

Net investment income (loss)(a)	0.14	†
Net realized and unrealized gain (loss)	0.92

Total from investment operations	1.06

Net asset value, end of period	$21.06
Total Return(b)	5.30	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,232
Net expenses to average daily net assets(c)	0.00	%(d)*
Net investment income to average daily net assets(a)	2.63	%*
Portfolio turnover rate	28	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*
Purchase premiums and redemption fees consisted of the following per share amounts:	$0.02	†

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b)

The total return would have been lower had certain expenses not been reimbursed and/or waived during the period shown.  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(d)	Net expenses to average daily net assets was less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized
**	Not Annualized

See accompanying notes to the financial statements.	7

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Strategic Balanced Allocation Fund (the “Fund”), which commenced operations on May 31, 2005, is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund operates as a “fund-of-funds” and makes investments in other funds of the Trust (“underlying fund(s)”). The Fund seeks total return greater than the return of the GMO Strategic Balanced Index through investments to varying extents in the underlying fund(s). The GMO Strategic Balanced Index is a composite benchmark computed by GMO consisting of (i) the MSCI World Index (a global developed markets equity index that is independently maintained and published by Morgan Stanley Capital International) and (ii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher by Moody’s Investors Service, Standard & Poor’s or Fitch IBCA, Inc.) in the following proportions:  75% (MSCI World), and 25% (Lehman Brothers).  The GMO Strategic Balanced Index reflects investment of all applicable dividends, capital gains, and interest. The Fund pursues its objective by investing in the least expensive class of the underlying fund(s) that is currently operational.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain underlying fund(s) in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.

8

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of underlying fund(s) are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE.  As a result, foreign equity securities held by the underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 5.9% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

9

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$75,335,806	$2,146,166	$(247,378)	$1,898,788

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from underlying fund(s) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.  Non-cash dividends, if any, are recorded at fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

The premiums on cash purchases and fees on redemptions of Fund shares are currently each 0.06% of the amount invested or redeemed.  The Fund’s purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested.  The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund’s investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund).  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the period ended August 31, 2005, the Fund received $44,937 in purchase premiums and $0 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

10

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.              Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s).  The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes, and expenses indirectly incurred by investments in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the period ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
0.352%	0.062%	0.111%	0.005%	0.53%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2005 was $72 and $0, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

11

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2005 aggregated $87,261,339 and $11,816,432, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 74.3% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 100% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Period from May 31, 2005 (commencement of operations) through August 31, 2005 (Unaudited)
	Shares	Amount
Class III:
Shares sold	3,681,787	$74,849,948
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(13,762)	(285,000)
Purchase premiums and redemption fees	—	44,937
Net increase (decrease)	3,668,025	$74,609,885

12

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the period ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Core Plus Bond, Fund Class III	$—	$7,564,725	$7,491,746	$5,725	$—	$—
GMO Core Plus Bond, Fund Class IV	—	9,241,746	—	—	—	9,324,645
GMO Currency Hedged International Bond Fund, Class III	—	6,189,302	1,150,000	92,450	7,853	4,973,447
GMO Domestic Bond, Fund Class III	—	2,803,279	2,773,691	—	12,279	—
GMO Domestic Bond, Fund Class VI	—	2,893,691	—	—	—	2,929,017
GMO Emerging Country Debt Fund, Class IV	—	804,698	400,995	2,378	13,319	412,696
GMO Emerging Markets Quality Fund, Class VI	—	5,896,974	—	7,860	15,115	6,324,045
GMO Inflation Indexed Bond Fund, Class III	—	798,995	—	—	—	798,995
GMO International Bond Fund, Class III	—	4,303,045	—	127,585	2,461	4,174,132
GMO International Growth Fund, Class III	—	15,921,771	—	29,564	222,206	16,766,219
GMO International Intrinsic Value Fund, Class IV	—	15,990,757	—	24,968	178,789	16,709,070
GMO International Small Companies Fund, Class III	—	639,616	—	—	52,616	634,717
GMO Real Estate Fund, Class III	—	895,000	—	—	—	930,602
GMO U.S. Core Fund, Class VI	—	7,876,875	—	23,875	—	7,859,188
GMO U.S. Quality Equity Fund, Class IV	—	5,440,865	—	11,133	8,732	5,385,037
Totals	$—	$87,261,339	$11,816,432	$325,538	$513,370	$77,221,810

13

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, including purchase premium and redemption fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 31, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

14

GMO Strategic Balanced Allocation Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.53%	$1,000.00	$1,053.00	$1.37
2) Hypothetical	0.53%	$1,000.00	$1,011.27	$1.34

*                 Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2005 multiplied by the average account value over the period, multiplied by 92 days in the period, divided by 365 days in the year.

15

GMO Taiwan Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Taiwan Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.9%
Short-Term Investment(s)	0.8
Other Assets and Liabilities (net)	2.3
100.0%

Industry Sector Summary	% of Equity Investments
Information Technology	58.3%
Materials	12.9
Financials	11.9
Telecommunication Services	6.4
Industrials	5.9
Consumer Discretionary	2.4
Energy	2.2
100.0%

1

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.9%

	Taiwan — 96.9%
1,010,000	Accton Technology Corp *	379,899
6,160,746	Acer Inc	11,717,231
2,358,000	Arima Computer Corp *	506,110
3,055,761	Asia Cement Corp	1,701,056
59,385	Asia Optical Co	364,152
10,016,490	Asustek Computer Inc	24,465,804
3,000,450	AU Optronics Corp	4,467,281
2,846,180	Cheng Loong Corp	759,761
7,702,000	China Bills Finance Corp	2,444,227
16,325,037	China Development Financial Holding Corp *	5,999,937
2,126,000	China Petrochemical Development Corp *	624,979
2,831,058	Chinatrust Financial Holding Co	2,648,798
1,356,770	Chung Hung Steel Corp	502,021
1,389,200	Chung Hwa Pulp Corp	520,078
4,522,000	Chunghwa Telecom Co Ltd	8,410,299
5,300	Chunghwa Telecom Co Ltd ADR	102,025
1,474,122	Compal Electronics Inc	1,478,304
1,264,000	Compeq Manufacturing Co Ltd *	518,001
2,250,603	Delta Electronics Inc	3,672,469
495,871	E.Sun Financial Holdings Co Ltd	353,517
899,000	Elitegroup Computer Systems *	527,819
3,408,900	Evergreen Marine Corp	2,353,223
3,570,772	Far Eastern International Bank	1,852,811
4,562,373	Far Eastern Textile Co Ltd	2,968,551
1,105,000	Far Eastone Telecommunications Co Ltd	1,391,585
4,782,750	Federal Corp	2,469,944
5,238,392	Formosa Chemicals & Fibre Co	8,145,292
2,908,755	Formosa Petrochemical Corp	5,426,245
6,160,917	Formosa Plastics Corp	9,217,616
3,213,000	Formosa Taffeta Co	1,438,629
2,328,000	Fubon Financial Holding Co Ltd	2,112,836
108,000	Giant Manufacturing Inc	177,053
1,777,862	GigaByte Technology Co Ltd	1,695,787
2,497,080	Goldsun Development & Construction Co Ltd *	616,241

2	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
2,593,000	Grand Pacific Petrochem *	601,228
629,760	High Tech Computer Corp	6,958,748
3,150,599	Hon Hai Precision Industry Co Ltd	16,339,083
123,000	Hotai Motor Company Ltd	314,777
1,271,395	Hua Nan Financial Holdings Co Ltd	858,652
1,708,157	International Bank of Taipei	1,078,178
6,615,453	Inventec Co Ltd	2,951,078
7,584,920	KGI Securities Co Ltd	2,630,589
2,464,702	Kinpo Electronics	1,066,896
496,000	Lee Chang Yung Chem Industries	375,550
2,144,040	Lite-On Technology Corp	2,232,957
883,725	MediaTek Inc	7,541,148
6,618,000	Mega Financial Holdings Co Ltd	4,406,780
1,802,500	Micro-Star International Co Ltd	1,043,953
2,399,252	Mitac International Corp	2,843,264
677,587	Novatek Microelectronics	2,876,780
181,727	Optimax Technology Corp	320,064
1,291,690	Oriental Union Chemical	890,607
395,520	Premier Camera Taiwan Ltd	463,285
1,629,555	Quanta Computer Inc	2,603,362
2,173,500	Realtek Semiconductor Corp	2,196,834
1,954,000	Sampo Corp *	290,451
1,346,588	Shin Kong Financial Holdings	1,228,413
2,333,000	Silicon Integrated Systems Corp *	1,505,679
849,831	Siliconware Precision Industries Co	769,739
1,690,701	Sinopac Holdings Co	813,287
1,708,516	Systex Corp	464,174
1,232,000	Taichung Commercial Bank *	321,697
2,920,634	Taishin Financial Holdings Co Ltd	1,878,935
6,720,000	Taiwan Cellular Corp	6,252,575
8,039,053	Taiwan Cement Corp	5,001,371
803,000	Taiwan Fertilizer Co Ltd	958,468
24,511,891	Taiwan Semiconductor Manufacturing Co Ltd	40,332,352
235,409	Taiwan Semiconductor Manufacturing Co Ltd ADR	1,937,416
42,720	Tsann Kuen Enterprises Co Ltd	66,540
1,060,000	TSRC Corp	553,621

See accompanying notes to the financial statements.	3

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
611,000	Tung Ho Steel Enterprise	397,725
1,007,000	U-Ming Marine Transport Co	1,175,407
319,000	Via Technologies Inc *	188,294
143,000	Waffer Technology Co Ltd	207,101
10,147,378	Walsin Lihwa Corp *	3,004,584
2,594,263	Wan Hai Lines Ltd	2,084,417
3,712,000	Waterland Financial Holdings	1,327,808
970,090	Wintek Corp	1,416,414
2,153,730	WUS Printed Circuit Co Ltd	686,925
457,296	Ya Hsin Industrial Co Ltd	440,421
4,614,452	Yang Ming Marine Transport	3,184,282
3,780,000	Yieh Phui Enterprise	1,587,184
16,819	Yuen Foong Yu Paper Manufacturing Co Ltd	5,935
370,475	Yulon Motor Co Ltd	373,620
168,720	Zyxel Communications Corp	333,920
		251,412,149

	TOTAL COMMON STOCKS (COST $239,993,140)	251,412,149

4	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 0.8%

	Cash Equivalent — 0.8%
2,000,000	ING Bank GC Time Deposit, 3.56%, due 09/01/05	2,000,000

	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,000,000)	2,000,000

	TOTAL INVESTMENTS — 97.7%
	(Cost $241,993,140)	253,412,149

	Other Assets and Liabilities (net) — 2.3%	5,986,299

	TOTAL NET ASSETS — 100.0%	$259,398,448

	Notes to Schedule of Investments:

	ADR - American Depositary Receipt
	* Non-income producing security.

	As of August 31, 2005, 96.1% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor.

See accompanying notes to the financial statements.	5

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $241,993,140) (Note 2)	$253,412,149
Cash	60,826
Foreign currency, at value (cost $3,900,195) (Note 2)	3,834,180
Dividends and interest receivable	2,491,511

Total assets	259,798,666

Liabilities:
Payable for investments purchased	3,046
Payable to affiliate for (Note 3):
Management fee	181,505
Shareholder service fee	33,613
Trustees and Chief Compliance Officer fees	214
Accrued expenses	181,840

Total liabilities	400,218
Net assets	$259,398,448

Net assets consist of:
Paid-in capital	$240,154,819
Accumulated undistributed net investment income	5,478,934
Accumulated net realized gain	2,471,370
Net unrealized appreciation	11,293,325
$259,398,448

Net assets attributable to:
Class III shares	$259,398,448

Shares outstanding:
Class III	10,036,649

Net asset value per share:
Class III	$25.85

6	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,900,152)	$ 7,669,817
Interest	15,677

Total investment income	7,685,494

Expenses:
Management fee (Note 3)	970,182
Shareholder service fee (Note 3) - Class III	179,663
Custodian and fund accounting agent fees	303,048
Transfer agent fees	14,168
Audit and tax fees	27,876
Legal fees	6,808
Trustees fees and related expenses (Note 3)	1,798
Miscellaneous	3,041
Total expenses	1,506,584

Net investment income (loss)	6,178,910

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	4,055,193
Foreign currency, forward contracts and foreign currency related transactions	(199,669)

Net realized gain (loss) on investments	3,855,524

Change in net unrealized appreciation (depreciation) on:
Investments	(19,363,723)
Foreign currency, forward contracts and foreign currency related transactions	(125,770)

Net unrealized gain (loss)	(19,489,493)

Net realized and unrealized gain (loss)	(15,633,969)

Net increase (decrease) in net assets resulting from operations	$(9,455,059)

See accompanying notes to the financial statements.	7

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2005 (Unaudited)	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 6,178,910	$ 828,376
Net realized gain (loss)	3,855,524	(1,500,671)
Change in net unrealized appreciation (depreciation)	(19,489,493)	(4,257,920)

Net increase (decrease) in net assets from operations	(9,455,059)	(4,930,215)

Distributions to shareholders from:
Net investment income
Class III	(905,486)	—
Net realized gains
Class III	—	(9,930,750)

	(905,486)	(9,930,750)
Net share transactions (Note 7):
Class III	44,992,062	57,688,207

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	300,835	325,785

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	45,292,897	58,013,992

Total increase (decrease) in net assets	34,932,352	43,153,027

Net assets:
Beginning of period	224,466,096	181,313,069
End of period (including accumulated undistributed net investment income of $5,478,934 and $205,510, respectively)	$259,398,448	$224,466,096

8	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003(a)
Net asset value, beginning of period	$26.79		$29.67	$20.28	$20.00
Income from investment operations:

Net investment income (loss)†	0.69		0.13	(0.10)	(0.12)
Net realized and unrealized gain (loss)	(1.53)		(1.45)	10.03	0.40

Total from investment operations	(0.84)		(1.32)	9.93	0.28

Less distributions to shareholders:
From net investment income	(0.10)		—	(0.02)	—
From net realized gains	—		(1.56)	(0.52)	—

Total distributions	(0.10)		(1.56)	(0.54)	—
Net asset value, end of period	$25.85		$26.79	$29.67	$20.28
Total Return(b)	(3.14	)%**	(3.82)%	49.53%	1.40	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,398		$224,466	$181,313	$41,167
Net expenses to average daily net assets	1.26	%*	1.34%	1.36%	1.76	%*
Net investment income to average daily net assets	5.16	%*	0.53%	(0.40)%	(1.43	)%*
Portfolio turnover rate	23	%**	88%	86%	50	%**
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.05	$0.04	$0.01

(a)	Period from October 4, 2002 (commencement of operations) through February 28, 2003.
(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	9

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Taiwan Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in equity securities traded in the Taiwan securities markets.  The Fund’s benchmark is the MSCI Taiwan Index.

Shares of the Fund are principally available to other GMO funds and certain accredited investors.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by the Fund are valued using fair value prices based on modeling tools by third party vendors to the extent that these fair value prices are available. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges

10

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of August 31, 2005, the Fund did not hold any forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

11

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

12

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  As of August 31, 2005, the Fund did not hold any indexed securities.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

13

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund is currently subject to Taiwan security transaction tax of 0.3% on equities and 0.1% on mutual fund shares of the transaction amount.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,206,200, expiring in 2013.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.  As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital losses of $85,990.

14

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$242,367,481	$25,758,563	$(14,713,895)	$11,044,668

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.   In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Taiwanese companies typically declare dividends in the Fund’s third fiscal quarter of each year.  As a result, the Fund receives substantially less dividend income in the first half of its year.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax.  Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

The premium on cash purchases of Fund shares is currently 0.15% of the amount invested.  In the case of cash redemptions, the fee is currently 0.45% of the amount redeemed.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $125,041 and $136,441 in purchase premiums and $175,794 and $189,344 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

15

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Investment risks

Investments in emerging countries, such as Taiwan, present certain risks that are not inherent in many other securities.  Many emerging countries present elements of political and/or economic instability.  The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets.  Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The Taiwanese markets are relatively illiquid.  Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.  The Fund may concentrate investments in the securities of a small number of issuers.  As a result, the value of the Fund’s shares can be expected to change in light of factors affecting those issuers and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of securities.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for class III shares.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and the Chief Compliance Officer (“CCO”) during the six months ended August 31, 2005 was $1,246 and $745, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchase and proceeds from sales of securities, excluding short-term investments, for the  August 31, 2005 aggregated $94,669,379 and $52,546,497, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

16

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

6.              Principal shareholders

As of August 31, 2005, 98.9% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 100.0% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	3,138,603	$83,235,958	4,079,726	$101,952,796
Shares issued to shareholders in reinvestment of distributions	34,273	905,485	412,923	9,885,373
Shares repurchased	(1,513,946)	(39,149,381)	(2,226,255)	(54,149,962)
Purchase premiums and redemption fees	—	300,835	—	325,785
Net increase (decrease)	1,658,930	$45,292,897	2,266,394	$58,013,992

17

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Taiwan Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees discussed in detail the Fund’s performance and requested additional performance information from the Manager.  The Trustees reviewed the additional performance information and had further discussions with the Manager. The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

18

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

19

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

20

GMO Taiwan Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

21

GMO Taiwan Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred *
1) Actual	1.26%	$1,000.00	$ 968.60	$6.25
2) Hypothetical	1.26%	$1,000.00	$1,018.85	$6.41

*                 Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.9%
Preferred Stocks	0.9
Short-Term Investments	0.4
Futures	(0.0)
Other Assets and Liabilities (net)	3.8
100.0%

Industry Sector Summary	% of Equity Investments*
Financials	24.0%
Energy	12.5
Health Care	11.7
Consumer Discretionary	10.6
Industrials	9.4
Utilities	9.3
Materials	7.3
Consumer Staples	6.6
Telecommunication Services	4.8
Information Technology	3.8
100.0%

* The table excludes short-term investments.

1

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Country Summary	% of Equity Investments*
United Kingdom	21.8%
Japan	21.7
Germany	7.5
Netherlands	6.4
Italy	5.8
France	5.5
Australia	2.9
Belgium	2.9
Sweden	2.8
Norway	2.7
Finland	2.4
Spain	2.1
Switzerland	1.8
South Korea	1.8
Canada	1.7
Austria	1.5
Taiwan	1.4
Ireland	1.4
Singapore	1.1
Hong Kong	1.1
Brazil	1.0
South Africa	0.6
Mexico	0.4
China	0.4
Denmark	0.4
Greece	0.2
Russia	0.2
Turkey	0.1
Malaysia	0.1
Poland	0.1
Indonesia	0.1
Israel	0.1
Philippines	0.0
Thailand	0.0
India	0.0
United States	0.0
100.0%

* The table excludes short-term investments.

2

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.9%

	Australia — 2.8%
84,857	Australia and New Zealand Banking Group Ltd	1,425,583
235,869	BHP Billiton Ltd	3,697,181
62,471	Boral Ltd	344,980
156,685	General Property Trust Units	462,999
26,512	Macquarie Bank Ltd	1,270,558
140,236	National Australia Bank Ltd	3,322,805
130,965	Santos Ltd	1,150,943
720,121	Telstra Corp Ltd	2,547,523
65,625	Westfield Group	867,356
49,785	Woodside Petroleum Ltd	1,241,115
141,450	Woolworths Ltd	1,743,741
		18,074,784

	Austria — 1.4%
7,896	Austrian Airlines *	64,280
6,722	Boehler Uddeholm (Bearer)	1,041,517
6,941	Flughafen Wien AG	462,781
446	Lenzing AG	101,778
98,840	OMV AG	5,391,834
18,046	Voestalpine AG	1,479,560
14,206	Wienerberger AG	585,666
		9,127,416

	Belgium — 2.8%
6,470	Colruyt SA	861,778
18,354	Delhaize Group	1,060,688
115,924	Dexia	2,532,675
5,176	Electrabel SA	2,631,137
147,719	Fortis	4,227,680
49,112	KBC Bancassurance Holding	4,081,410
45,552	UCB SA	2,597,628
		17,992,996

	Brazil — 0.4%
8,719	Banco do Brasil SA	129,065
12,000	Compania de Concessoes Rodoviarias	286,126
8,000	Compania Vale do Rio Doce	275,265

3	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
15,144,000	Electrobas (Centro)	209,459
13,500	Petroleo Brasileiro SA (Petrobras)	851,697
3,200	Petroleo Brasileiro SA (Petrobras) ADR	200,192
7,600	Unibanco-Uniao de Bancos Brasileiros SA GDR	339,872
		2,291,676

	Canada — 1.7%
15,200	Canadian National Railway Co	1,003,004
79,600	Canadian Natural Resources	3,920,822
41,800	EnCana Corp	2,049,769
15,700	National Bank of Canada	758,912
36,600	Petro-Canada	1,479,971
19,800	Royal Bank of Canada	1,346,910
		10,559,388

	China — 0.4%
222,000	China Mobile Ltd	969,437
1,038,000	China Petroleum & Chemical Corp Class H	463,742
6,300	China Telecom Corp Ltd ADR	237,132
288,300	China Telecom Corp Ltd Class H	108,244
776,000	PetroChina Co Ltd Class H	629,056
80,999	Weiqiao Textile Co	106,284
		2,513,895

	Denmark — 0.4%
210	AP Moller - Maersk A/S	2,270,731
1,600	DFDS A/S	117,753
		2,388,484

	Finland — 2.3%
64,800	Fortum Oyj	1,264,974
23,000	Kemira Oyj	323,828
33,700	Metso Oyj	834,387
462,200	Nokia Oyj	7,290,099
25,300	Orion Oyj Class B	535,858
71,300	Rautaruukki Oyj	1,437,910
168,300	Sampo Oyj Class A	2,660,302
13,000	Yit Yhtymae Oyj	494,031
		14,841,389

See accompanying notes to the financial statements.	4

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	France — 5.3%
68,397	Arcelor	1,512,140
63,540	BNP Paribas	4,639,714
4,173	Bongrain SA	259,990
28,291	Business Objects SA *	941,966
5,024	Chargeurs SA	149,247
36,812	Cie de Saint-Gobain	2,246,819
7,429	Eiffage SA	703,515
1,821	Eramet	202,539
2,228	Esso S.A.F.	494,302
51,875	France Telecom SA	1,568,397
56,746	Peugeot SA	3,540,659
57,493	Sanofi-Aventis	4,923,438
17,878	Societe Generale	1,938,463
30,956	Suez SA	905,892
786	Total Gabon	621,134
28,137	Total SA	7,421,801
21,278	Vinci SA	1,892,915
		33,962,931

	Germany — 6.8%
16,150	Adidas-Salomon AG	2,898,700
22,500	Allianz AG (Registered)	2,930,019
24,600	Altana AG	1,408,198
51,400	BASF AG	3,623,334
22,888	Bayer AG	811,190
38,400	Bayerische Motoren Werke AG	1,731,935
60,700	Bayerische Vereinsbank *	1,726,630
28,672	DaimlerChrysler AG (Registered)	1,482,722
13,600	Deutsche Bank AG (Registered)	1,183,496
15,100	Deutsche Boerse AG	1,387,560
71,870	E. On AG	6,882,389
12,000	IWKA AG	285,537
36,900	MAN AG	1,865,336
30,200	Merck KGaA	2,601,041
30,800	RWE AG	2,068,252
54,200	Schering AG	3,444,402
38,641	Suedzucker AG	812,693
67,849	ThyssenKrupp AG	1,303,082

5	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
59,800	TUI AG	1,424,637
70,630	Volkswagen AG	3,733,674
		43,604,827

	Greece — 0.2%
31,935	National Bank of Greece SA	1,191,890

	Hong Kong — 1.0%
119,000	Cheung Kong Holdings Ltd	1,299,792
346,400	CLP Holdings Ltd	2,023,491
389,000	Hang Lung Group Co Ltd	733,322
507,500	Hong Kong Electric Holdings Ltd	2,457,150
		6,513,755

	India — 0.0%
7,700	ICICI Bank Ltd ADR	180,026

	Indonesia — 0.1%
306,999	Astra International Tbk PT	304,389
1,248,000	Bank Pan Indonesia Tbk PT	50,550
2,042,000	Bumi Resources Tbk PT	155,033
		509,972

	Ireland — 1.3%
118,199	Allied Irish Banks Plc	2,581,766
84,208	Anglo Irish Bank Corp	1,140,071
127,118	Bank of Ireland	2,000,654
89,154	CRH Plc	2,427,101
79,446	Greencore Group Plc	347,846
		8,497,438

	Israel — 0.1%
11,000	Teva Pharmaceutical Industries ADR	356,840

	Italy — 5.6%
394,750	Banca Intesa SPA	1,907,835
277,750	Banca Intesa SPA (Savings Shares)	1,240,087
225,537	Banca Monte dei Paschi di Siena SPA	885,264
116,000	Banca Popolare di Milano	1,181,710

See accompanying notes to the financial statements.	6

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
295,000	Capitalia SPA	1,662,412
727,276	Enel SPA	6,469,283
482,760	ENI SPA	14,313,777
137,338	Fiat SPA *	1,215,502
58,812	Mediobanca SPA	1,149,743
122,594	Sanpaolo IMI SPA	1,765,186
1,566,274	Telecom Italia Di RISP	4,127,612
		35,918,411

	Japan — 20.8%
20,150	Acom Co Ltd	1,333,221
20,900	Advantest Corp	1,648,810
153,000	AIOI Insurance Co Ltd	866,568
42,000	Alps Electric Co Ltd	686,149
131,900	Chubu Electric Power Co Inc	3,221,606
25,200	Chugoku Electric Power Co Inc	502,891
182,000	Cosmo Oil Co Ltd	907,339
83,700	Daiichi Pharmaceuticals Co Ltd	1,963,779
28,400	Daito Trust Construction Co Ltd	1,189,668
72,800	Eisai Co Ltd	2,770,485
19,600	Fanuc Ltd	1,486,188
279,000	Fuji Heavy Industries Ltd	1,218,337
304,000	Furukawa Electric Co Ltd *	1,441,989
546,000	Haseko Corp *	1,535,262
143,200	Honda Motor Co Ltd	7,709,531
47,000	Ibiden Co Ltd	1,617,652
675,000	Ishikawajima-Harima Heavy Industries *	1,094,059
426,000	Isuzu Motors Ltd	1,317,936
391,000	Itochu Corp	2,358,431
76,000	JACCS Co Ltd	646,746
187	Japan Tobacco Inc	2,712,906
272,000	Kajima Corp	1,096,172
137,000	Kamigumi Co Ltd	1,046,276
55,000	Kandenko Co	361,907
85,000	Kansai Electric Power Co Inc	1,812,327
42,000	Kansai Paint Co	267,701
121,000	Kao Corp	2,881,169
165,000	Komatsu Ltd	1,844,147
46,000	Kyudenko Corp	296,004

7	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
74,300	Kyushu Electric Power Co Inc	1,686,627
566,000	Marubeni Corp	2,379,154
383,000	Mazda Motor Corp	1,518,791
265,200	Mitsubishi Corp	4,391,095
1,219,000	Mitsubishi Motors Corp *	1,780,818
253	Mitsubishi Tokyo Financial Group Inc	2,610,999
162,000	Mitsui & Co	1,715,362
158,000	Mitsui OSK Lines Ltd	1,166,712
252,000	Mitsui Trust Holding Inc	2,842,790
670	Mizuho Financial Group Inc	3,749,073
9,000	MOS Food Services	146,719
59,000	Nagase & Co	639,029
43,000	Nippo Corp	322,857
499,000	Nippon Steel Corp	1,467,569
322	Nippon Telegraph & Telephone Corp	1,405,028
244,000	Nippon Yusen Kabushiki Kaisha	1,548,530
68,000	Nissan Chemical Industries Ltd	833,598
206,800	Nissan Motor Co	2,176,612
71,000	Nisshin Seifun Group Inc	772,871
27,600	Nitto Denko Corp	1,769,286
381	NTT Data Corp	1,320,497
68,000	Okumura Corp	423,152
24,300	Ono Pharmaceutical Co Ltd	1,211,554
3,800	ORIX Corp	629,995
23,700	Promise Co Ltd	1,616,891
617	Resona Holdings Inc *	1,329,979
16,200	Ryosan Co	408,191
71,300	Sankyo Co Ltd	1,451,721
22,500	Secom Co Ltd	1,034,291
192,000	Shimizu Corp	1,035,932
38,000	Shin-Etsu Chemical Co Ltd	1,540,092
213,000	Sumitomo Heavy Industries Ltd	1,200,520
886,000	Sumitomo Metal Industries Ltd	2,051,783
259,000	Taiheiyo Cement Corp	877,982
302,000	Taisei Corp	1,104,964
73,000	Taisho Pharmaceutical Co Ltd	1,460,962
313,900	Takeda Pharmaceutical Co Ltd	17,027,864
16,090	Takefuji Corp	1,130,872
49,200	Terumo Corp	1,416,854

See accompanying notes to the financial statements.	8

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
79,800	Tohoku Electric Power Co Inc	1,732,301
87,000	Tokuyama Corp	764,525
68,400	Tokyo Electric Power Co Inc	1,684,079
31,800	Tokyo Electron Ltd	1,810,578
108,000	TonenGeneral Sekiyu KK	1,186,326
160,000	Toshiba Corp	635,288
39,200	Toyota Motor Corp	1,605,725
451,000	Ube Industries Ltd	1,100,837
21,000	Urban Corp	874,559
17,500	Yamada Denki Co Ltd	1,126,364
		133,553,454

	Malaysia — 0.1%
49,000	Malakoff Berhad	101,411
57,000	Malaysian International Shipping Berhad (Foreign Registered)	269,446
54,700	Maxis Communications Berhad	137,948
42,000	Proton Holdings Berhad	98,680
		607,485

	Mexico — 0.4%
21,000	America Movil SA de CV Class L ADR	462,000
207,320	Cemex SA de CV CPO	987,348
41,000	Grupo Financiero Banorte SA de CV	336,616
29,000	Organizacion Soriana SA de CV Class B *	113,789
36,800	Telefonos de Mexico SA de CV Class L ADR	706,560
		2,606,313

	Netherlands — 6.1%
485,629	ABN Amro Holdings NV	11,696,150
280,003	Aegon NV	3,950,863
43,981	Akzo Nobel NV	1,808,958
5,579	Boskalis Westminster NV	244,440
22,930	DSM NV	1,780,796
2,671	Gamma Holdings NV	122,130
60,607	Heineken NV	1,959,759
489,510	ING Groep NV	14,285,153
159,678	Koninklijke Ahold NV *	1,425,178
2,252	Koninklijke Ten Cate	222,597
19,535	Koninklijke Wessanen NV	313,760

9	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
18,500	Van Ommeren Vopak NV	533,658
9,956	Wereldhave NV	1,049,216
		39,392,658

	Norway — 2.6%
242,860	DnB NOR ASA	2,568,373
21,304	Frontline Ltd	1,008,608
45,861	Norsk Hydro ASA	4,931,433
68,300	Orkla ASA	2,744,925
207,115	Statoil ASA	5,082,749
		16,336,088

	Philippines — 0.0%
8,240	Philippine Long Distance Telephone	232,921

	Poland — 0.1%
22,400	Polski Koncern Naftowy Orlen SA	389,229
28,000	Telekomunikacja Polska SA	195,405
		584,634

	Russia — 0.2%
19,300	Lukoil ADR	936,050

	Singapore — 1.1%
529,000	Capitaland Ltd	922,470
217,000	DBS Group Holdings Ltd	2,022,430
67,500	Fraser & Neave Ltd	672,852
166,000	Keppel Corp Ltd	1,152,197
290,000	Overseas Chinese Town Group	1,081,753
610,380	Singapore Telecommunications	939,074
		6,790,776

	South Africa — 0.5%
10,044	ABSA Group Ltd	144,893
43,900	AVI Ltd	100,717
19,000	Barlow Ltd	303,600
50,800	Consol Ltd *	97,322
96,096	FirstRand Ltd	228,981

See accompanying notes to the financial statements.	10

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
6,492	Imperial Holdings Ltd *	122,421
25,000	MTN Group Ltd	181,855
18,000	Nedcor Ltd	248,442
17,000	Remgro Ltd	282,209
152,900	Sanlam Ltd	319,075
14,800	Sasol Ltd	497,228
36,345	Standard Bank Group Ltd	397,276
82,000	Steinhoff International Holdings	212,376
13,000	Tiger Brands Ltd	264,852
		3,401,247

	South Korea — 1.7%
17,960	Daewoo Engineering & Construction Co Ltd	147,027
7,100	Daewoo Motor Sales Corp	96,725
1,706	Dong-A Pharmaceutical	75,812
13,500	Dongkuk Steel Mill	221,731
6,900	Dongwon Financial Holding Co Ltd	151,405
6,000	Hana Bank	181,469
11,200	Hanjin Shipping	255,161
330	Hankuk Electric Glass Co Ltd	12,403
9,800	Hanwha Chemical Corp	115,602
3,300	Honam Petrochemical Corp	173,332
13,600	Hyundai Development Co	365,752
13,400	Hyundai Engineering & Construction *	408,170
18,600	Hyundai Marine & Fire Insurance Co	152,932
4,800	Hyundai Mobis	345,712
9,700	Hyundai Motor Co	668,790
12,500	Kookmin Bank	631,902
23,400	Korea Electric Power Corp	740,131
2,700	Korea Express Co Ltd *	140,881
2,300	Korea Zinc Co Ltd	74,251
13,800	KT Corp ADR	280,830
7,900	KT Freetel Co Ltd	192,063
6,000	KT&G Corp	265,661
1,000	Kumgang Korea Chemical Co Ltd	215,462
6,700	LG Cable & Machinery Ltd	164,140
6,100	LG Chemicals Ltd	249,839
23,800	LG Corp	557,162
3,200	LG Electronics Inc	194,018

11	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
7,000	LG Engineering & Construction Ltd	258,160
928	LG Home Shopping Inc	86,967
23,600	LG Investment & Securities Co Ltd	246,492
3,290	Samsung Electronics Co Ltd	1,741,822
2,100	Samsung SDI Co Ltd	198,579
10,400	Shinhan Financial Group Co Ltd	307,544
500	Shinsegae Co Ltd	178,490
6,000	SK Corp	299,247
400	SK Telecom Co Ltd	73,552
19,500	SK Telecom Co Ltd ADR	414,570
		10,883,786

	Spain — 2.0%
37,706	ACS Actividades de Construccion y Servicios SA	1,135,674
30,971	Altadis SA	1,345,848
165,923	Endesa SA	3,753,447
127,322	Iberdrola SA	3,288,080
114,883	Repsol YPF SA	3,405,630
		12,928,679

	Sweden — 2.7%
37,900	Electrolux AB	854,165
161,050	Hennes & Mauritz AB Class B	5,629,943
21,200	Holmen AB Class B	636,159
380,300	Nordea AB	3,697,593
42,200	Securitas AB	686,634
130,100	Skanska AB Class B	1,687,507
206,000	Swedish Match AB	2,624,406
138,250	Tele2 AB Class B	1,518,881
		17,335,288

	Switzerland — 1.7%
6,497	Bobst Group AG (Registered)	306,239
57,600	Credit Suisse Group	2,510,576
263	Movenpick Holdings (Bearer) *	64,950
8,391	Swisscom AG (Registered)	2,828,030
1,603	Valora Holding AG *	299,040
27,669	Zurich Financial Services AG *	4,910,044
		10,918,879

See accompanying notes to the financial statements.	12

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 1.3%
157,940	Acer Inc	300,389
173,800	Asustek Computer Inc	424,516
363,580	AU Optronics Corp	541,323
313,120	Cheng Loong Corp	83,584
307,000	China Bills Finance Corp	97,426
144,000	Chunghwa Telecom Co Ltd	267,820
144,259	Compal Electronics Inc	144,668
120,547	Delta Electronics Inc	196,705
266,760	Far Eastern Textile Co Ltd	173,570
166,000	Far EastoneTelecommunications Co Ltd	209,053
231,000	Formosa Chemicals & Fibre Co	359,187
293,652	Formosa Petrochemical Corp	547,804
288,850	Formosa Plastics Corp	432,161
38,640	High Tech Computer Corp	426,966
142,949	Hon Hai Precision Industry Co Ltd	741,337
275,604	Lite-On Technology Corp	287,034
494,000	Mega Financial Holdings Co Ltd	328,944
174,070	Micro-Star International Co Ltd	100,816
154,445	Mitac International Corp	183,027
166,000	Powerchip Semiconductor Corp	102,395
151,200	Quanta Computer Inc	241,556
148,400	Realtek Semiconductor Corp	149,993
206,099	Shin Kong Financial Holdings	188,012
143,000	Siliconware Precision Industries Co	129,523
281,390	Taishin Financial Holdings Co Ltd	181,027
349,000	Taiwan Cellular Corp	324,725
725,545	Taiwan Semiconductor Manufacturing Co Ltd	1,193,826
5,432	Taiwan Semiconductor Manufacturing Co Ltd ADR	44,705
167,158	Wan Hai Lines Ltd	134,307
		8,536,399

	Thailand — 0.0%
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	8,557
29,000	PTT Pcl (Foreign Registered) (a)	174,156
		182,713

13	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.1%
50,128	Akbank TAS	301,632
15,006	Tupras-Turkiye Petrol Rafineriler AS	231,059
61,358	Yapi Ve Kredi Bankasi AS *	269,451
		802,142

	United Kingdom — 20.9%
48,229	Alliance & Leicester Plc	750,631
126,600	AstraZeneca Plc	5,813,288
316,479	Aviva Plc	3,506,926
274,355	BAE Systems Plc	1,622,918
105,713	Barclays Plc	1,057,837
153,848	Barratt Developments Plc	1,962,610
226,977	BBA Group Plc	1,254,076
61,837	Berkeley Group Holdings *	969,013
217,316	BHP Billiton Plc	3,245,487
204,369	Boots Group Plc	2,279,363
128,673	BP Plc	1,470,787
109,600	British American Tobacco Plc	2,211,129
1,500,751	BT Group Plc	5,839,723
271,490	Cadbury Schweppes Plc	2,688,184
563,196	Centrica Plc	2,541,362
95,820	Diageo Plc	1,373,099
654,853	Dixons Group Plc	1,792,899
100,042	Gallaher Group Plc	1,528,153
935,908	GlaxoSmithKline Plc	22,686,292
159,205	GUS Plc	2,619,022
149,232	Hanson Plc	1,561,110
503,763	HBOS Plc	7,922,428
152,871	Imperial Tobacco Group Plc	4,252,228
26,429	Inchcape Plc	989,377
233,322	J Sainsbury Plc	1,195,339
87,537	Kelda Group Plc	1,070,868
295,427	Kingfisher Plc	1,344,053
795,243	Lloyds TSB Group Plc	6,566,782
286,800	National Grid Transco Plc	2,723,711
88,143	Next Plc	2,405,451
312,802	Northern Foods Plc	856,635
337,411	O2 Plc	934,308
93,950	Rio Tinto Plc	3,338,184

See accompanying notes to the financial statements.	14

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
258,792	Royal Dutch Shell Plc Class A	8,441,544
171,103	Royal Dutch Shell Plc Class B	5,801,734
220,831	Scottish & Southern Energy Plc	3,934,872
206,775	Scottish Power Plc	1,876,053
48,832	Severn Trent Plc	858,052
63,048	Smiths Group Plc	1,034,826
145,230	Tate & Lyle Plc	1,209,092
286,900	Taylor Woodrow Plc	1,659,890
935,418	Vodafone Group Plc	2,561,048
39,817	Whitbread Plc	717,804
213,682	Wimpey (George) Plc	1,584,418
101,590	Wolseley Plc	2,073,247
		134,125,853

	TOTAL COMMON STOCKS (COST $485,685,738)	608,681,483

	PREFERRED STOCKS — 0.9%

	Brazil — 0.5%
15,500	Banco Bradesco SA 3.66%	657,616
2,665	Banco Itau Holding Financeira SA 2.79%	557,422
17,919,400	Compania Paranaense de Energia 2.89%	102,864
9,000	Compania Vale do Rio Doce Class A 3.97%	270,344
9,900	Gerdau Metalurgica SA 11.70%	151,629
120,754	Investimentos Itau SA 4.28%	301,245
985,857	Net Servicos de Comunicacoa SA *	363,893
21,281	Petroleo Brasileiro SA (Petrobras) 4.72%	1,173,750
		3,578,763

	Germany — 0.4%
7,491	RWE AG 3.36%	436,609
24,807	Villeroy & Boch AG (Non Voting) 4.00%	400,152
43,340	Volkswagen AG 3.96%	1,721,324
		2,558,085

	TOTAL PREFERRED STOCKS (COST $3,700,022)	6,136,848

15	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT(S) — 0.4%

		Cash Equivalent — 0.3%
USD	2,100,000	Societe Generale Time Deposit, 3.58%, due 09/01/05	2,100,000

		U.S. Government — 0.1%
USD	600,000	U.S. Treasury Bill, 3.64%, due 02/23/06 (b)(c)	589,644

		TOTAL SHORT-TERM INVESTMENT(S) (COST $2,689,369)	2,689,644

		TOTAL INVESTMENTS — 96.2%
		(Cost $492,075,129)	617,507,975

		Other Assets and Liabilities (net) — 3.8%	23,997,966

		TOTAL NET ASSETS — 100.0%	$641,505,941

		Notes to Schedule of Investments:

		ADR - American Depositary Receipt
		Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
		GDR - Global Depository Receipt
		*	Non-income producing security.
		(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
		(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
		(c)	Rate shown represents yield-to-maturity.

		As of August 31, 2005, 89.9% of the Net Assets of the Fund were valued using fair value prices based on tools by a third party vendor (Note 2).

		Currency Abbreviations:

		USD - United States Dollar

See accompanying notes to the financial statements.	16

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures contracts

				Net Unrealized
Number of				Appreciation
Contracts	Type	Expiration Date	Contract Value	(Depreciation)

Buys

300	CAC40 10	September 2005	$1,629,779	$(29,452)
225	DAX	September 2005	1,343,361	(29,313)
480	FTSE 100	September 2005	4,581,615	(50,360)
200	Hang Seng	September 2005	383,342	561
40	IBEX 35	September 2005	494,985	(8,986)
3,200	OMXS30	September 2005	359,798	(6,754)
20	S&P/MIB	September 2005	827,196	(9,952)
375	SPI 200	September 2005	1,256,043	(2,884)
170,000	TOPIX	September 2005	1,951,260	39,163
				$(97,977)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

17	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $492,075,129) (Note 2)	$617,507,975
Cash	23,126
Foreign currency, at value (cost $23,073,292) (Note 2)	22,898,912
Receivable for investments sold	45,174
Dividends and interest receivable	1,484,657
Foreign taxes receivable	410,205
Receivable for variation margin on open futures contracts (Note 2)	71,968
Receivable for expenses reimbursed by Manager (Note 3)	57,226

Total assets	642,499,243

Liabilities:
Payable for investments purchased	22,591
Payable for Fund shares repurchased	420,000
Payable to affiliate for (Note 3):
Management fee	288,049
Shareholder service fee	80,014
Trustees and Chief Compliance Officer fees	786
Accrued expenses	181,862

Total liabilities	993,302
Net assets	$641,505,941

Net assets consist of:
Paid-in capital	$499,565,729
Accumulated undistributed net investment income	8,183,084
Accumulated net realized gain	8,595,635
Net unrealized appreciation	125,161,493
$641,505,941

Net assets attributable to:
Class III shares	$641,505,941

Shares outstanding:
Class III	39,065,279

Net asset value per share:
Class III	$16.42

See accompanying notes to the financial statements.	18

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,316,423)	$11,991,044
Interest	234,318

Total investment income	12,225,362

Expenses:
Management fee (Note 3)	1,572,878
Shareholder service fee (Note 3) - Class III	436,910
Custodian and fund accounting agent fees	259,624
Transfer agent fees	14,536
Audit and tax fees	26,404
Legal fees	5,985
Trustees fees and related expenses (Note 3)	4,569
Registration fees	3,312
Miscellaneous	8,252
Total expenses	2,332,470
Fees and expenses reimbursed by Manager (Note 3)	(313,076)
Net expenses	2,019,394

Net investment income (loss)	10,205,968

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of CPMF tax of $952) (Note 2)	13,890,771
Closed futures contracts	623,874
Foreign currency, forward contracts and foreign currency related transactions	(782,476)

Net realized gain (loss) on investments	13,732,169

Change in net unrealized appreciation (depreciation) on:
Investments	3,609,751
Open futures contracts	(102,162)
Foreign currency, forward contracts and foreign currency related transactions	(333,983)

Net unrealized gain (loss)	3,173,606

Net realized and unrealized gain (loss)	16,905,775

Net increase (decrease) in net assets resulting from operations	$27,111,743

19	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,205,968	$7,528,584
Net realized gain (loss)	13,732,169	7,597,234
Change in net unrealized appreciation (depreciation)	3,173,606	78,977,448

Net increase (decrease) in net assets from operations	27,111,743	94,103,266

Distributions to shareholders from:
Net investment income
Class III	(1,213,051)	(8,725,523)

Net share transactions (Note 7):
Class III	55,695,361	183,173,856

Total increase (decrease) in net assets	81,594,053	268,551,599

Net assets:
Beginning of period	559,911,888	291,360,289
End of period (including accumulated undistributed net investment income of $8,183,084 and distributions in excess of net investment income of $809,833, respectively)	$641,505,941	$559,911,888

See accompanying notes to the financial statements.	20

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$15.78		$13.19	$8.73	$9.70	$10.79	$10.43

Income (loss) from investment operations:
Net investment income (loss)†	0.28		0.26	0.21	0.19	0.25	0.23
Net realized and unrealized gain (loss)	0.39		2.61	4.55	(0.90)	(1.03)	0.29

Total from investment operations	0.67		2.87	4.76	(0.71)	(0.78)	0.52

Less distributions to shareholders:
From net investment income	(0.03)		(0.28)	(0.30)	(0.26)	(0.31)	(0.16)

Total distributions	(0.03)		(0.28)	(0.30)	(0.26)	(0.31)	(0.16)
Net asset value, end of period	$16.42		$15.78	$13.19	$8.73	$9.70	$10.79
Total Return(a)	4.27	%**	21.94%	54.99%	(7.47)%	(7.16)%	5.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$641,506		$559,912	$291,360	$94,709	$75,287	$75,538
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.70%	0.69%	0.69%
Net investment income to average daily net assets	3.50	%*	1.91%	1.87%	1.98%	2.49%	2.11%
Portfolio turnover rate	22	%**	44%	36%	48%	50%	56%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.16%	0.26%	0.45%	0.41%	0.34%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

21	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Tax-Managed International Equities Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities.  The Fund’s benchmark is the MSCI EAFE Index (after-tax).  The Fund’s benchmark is computed by the Manager by applying the maximum historical applicable individual federal tax rate to the MSCI EAFE Index’s dividend yield and to its estimated short-term and long-term realized capital gains and losses (arising from changes in the constituents of the MSCI EAFE Index).

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

22

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.  Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of August 31, 2005, the Fund did not hold any forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of

23

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during the specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire or are closed are treated as realized gains.  Premiums received from writing options which are exercised or expire are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specific time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

24

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.  The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement.  The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement.  These financial instruments are not actively traded on financial markets.  The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material.  Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no

25

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera (“CPMF”) tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market.  For the six months ended August 31, 2005, the Fund incurred $952 related to CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $288,057 and $4,807,000 expiring in 2010 and 2011, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

At August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$492,116,605	$126,634,354	$(1,242,984)	$125,391,370

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the

26

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $3,189 and $2,139, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $208,365,730 and $121,323,499, respectively.

27

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 24.2% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 3.6% of the Fund was held by nine related parties comprised of certain GMO employee accounts, and 0.2% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	4,199,590	$65,286,525	14,350,468	$197,448,337
Shares issued to shareholders in reinvestment of distributions	36,716	562,869	229,800	3,400,258
Shares repurchased	(656,737)	(10,154,033)	(1,191,283)	(17,674,739)
Net increase	3,579,569	$55,695,361	13,388,985	$183,173,856

28

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Tax-Managed International Equities Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

29

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

30

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

31

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

32

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.69%	$1,000.00	$1,042.70	$3.55
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52

*  Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

33

GMO Value Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Value Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.2
Short-Term Investments	6.8
Futures	0.0
Other Assets and Liabilities (net)	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Financial Services	29.8
Consumer Discretionary	19.1
Health Care	13.2
Technology	10.5
Consumer Staples	8.4
Utilities	7.6
Producer Durables	5.0
Integrated Oils	2.6
Other	1.9
Diversified Materials & Processing	1.0
Other Energy	0.9
100.0%

1

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.2%

	Consumer Discretionary — 17.8%
7,900	Applebee’s International, Inc.	174,669
6,800	Bed Bath & Beyond Inc *	275,740
17,900	Cendant Corp	364,086
26,900	Dollar General Corp.	512,714
5,200	Federated Department Stores	358,696
29,900	Home Depot Inc	1,205,568
11,700	Jones Apparel Group, Inc.	329,706
9,300	Kimberly Clark Corp.	579,576
11,000	Liz Claiborne, Inc.	451,330
12,100	Lowe’s Cos., Inc.	778,151
16,400	News Corp., Inc.-Class A	265,844
800	Omnicom Group	64,352
9,600	Viacom, Inc.-Class B	326,304
8,800	Walt Disney Co	221,672
		5,908,408

	Consumer Staples — 7.9%
12,100	Altria Group, Inc.	855,470
10,400	Dean Foods Co. *	384,176
14,300	Kroger Co. *	282,282
1,000	Molson Coors Brewing Co.-Class B	64,110
26,800	Sara Lee Corp.	509,200
14,800	Supervalu, Inc.	515,040
		2,610,278

	Diversified Materials & Processing — 0.9%
4,900	Ashland, Inc.	297,871

	Financial Services — 27.8%
13,900	Allstate Corp (The)	781,319
4,500	AMBAC Financial Group Inc	308,610
12,800	American International Group, Inc.	757,760

2	See accompanying notes to the financial statements.

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued
12,300	Bank of America Corp.	529,269
6,500	Capital One Financial Corp	534,560
1,900	Chubb Corp.	165,224
2,900	Cigna Corp.	334,428
13,800	Citigroup, Inc.	604,026
12,300	CNA Financial Corp. *	356,331
11,100	First Data Corp	461,205
5,800	Hartford Financial Services Group Inc	423,690
3,300	Lehman Brothers Holdings Inc	348,678
6,900	Marsh & McLennan Cos. Inc	193,545
23,300	MBNA Corp.	587,160
9,000	Metlife Inc	440,820
7,000	Morgan Stanley	356,090
7,900	National City Corp.	289,377
19,300	Old Republic International Corp.	485,781
5,200	Protective Life Corp.	213,356
7,500	Providian Financial Corp. *	139,500
6,300	Radian Group Inc	322,434
1,200	Torchmark Corp.	63,288
4,800	Wachovia Corp.	238,176
7,300	Washington Mutual, Inc.	303,534
		9,238,161

	Health Care — 12.3%
700	Guidant Corp	49,448
1,000	Health Net, Inc. *	46,110
22,600	Johnson & Johnson	1,432,614
1,100	Medtronic, Inc.	62,700
21,700	Merck & Co., Inc.	612,591
51,300	Pfizer Inc	1,306,611
4,000	UnitedHealth Group Inc	206,000
8,300	Wyeth	380,057
		4,096,131

See accompanying notes to the financial statements.	3

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Integrated Oils — 2.4%
7,600	ConocoPhillips	501,144
5,100	Exxon Mobil Corp	305,490
		806,634

	Other — 1.7%
9,500	General Electric Co	319,295
4,300	Johnson Controls Inc	257,914
		577,209

	Other Energy — 0.9%
2,700	Valero Energy Corp	287,550

	Producer Durables — 4.6%
2,100	Centex Corp	142,275
2,500	KB Home	185,400
6,200	Lexmark International, Inc. *	390,476
3,700	Pulte Homes, Inc.	318,940
800	Ryland Group, Inc.	57,888
4,000	Standard-Pacific Corp.	175,720
5,400	United Technologies Corp	270,000
		1,540,699

	Technology — 9.8%
38,300	Dell Inc *	1,363,480
37,200	Hewlett-Packard Co	1,032,672
13,100	Ingram Micro, Inc.-Class A *	229,381
23,200	Microsoft Corp	635,680
		3,261,213

	Utilities — 7.1%
9,400	American Electric Power Co., Inc.	349,492
14,100	BellSouth Corp.	370,689
1,600	Iowa Telecommunications Services, Inc.	29,776
34,600	SBC Communications, Inc.	833,168

4	See accompanying notes to the financial statements.

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)

	Utilities — continued
11,400	Sempra Energy	510,948
7,900	Verizon Communications, Inc.	258,409
		2,352,482

	TOTAL COMMON STOCKS (COST $28,911,767)	30,976,636

	SHORT-TERM INVESTMENTS — 6.8%

	Repurchase Agreements — 6.8%
1,647,661	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $1,647,776 and an effective yield of 2.5%, collateralized by the U.S. Treasury Note with a rate of 6.0%, maturity date of 2/15/26 and market value accrued interest of $1,680,615.	1,647,661
622,904	Morgan Stanley Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $622,947 and an effective yield of 2.51%, collateralized by the U.S. Treasury Note with a rate of 6.125%, maturity date of 5/15/21 and market value accrued interest of $635,362.	622,904
		2,270,565

	TOTAL SHORT-TERM INVESTMENTS (COST $2,270,565)	2,270,565

	TOTAL INVESTMENTS — 100.0%
	(Cost $31,182,332)	33,247,201

	Other Assets and Liabilities (net) — 0.0%	12,520

	TOTAL NET ASSETS — 100.0%	$33,259,721

	Notes to Schedule of Investments:

	* Non-income producing security.

See accompanying notes to the financial statements.	5

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys

17	S&P 500	September 2005	$1,038,190	$7,627

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

6	See accompanying notes to the financial statements.

GMO Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities —  August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $31,182,332) (Note 2)	$33,247,201
Receivable for investments sold	346,352
Dividends and interest receivable	76,641
Receivable for collateral on open futures contracts (Note 2)	44,100
Receivable for variation margin on open futures contracts (Note 2)	10,770
Receivable for expenses reimbursed by Manager (Note 3)	8,277

Total assets	33,733,341

Liabilities:
Payable for investments purchased	346,352
Payable for Fund shares repurchased	76,193
Payable to affiliate for (Note 3):
Management fee	12,759
Shareholder service fee	1,801
Administration fee - Class M	3,146
Trustees and Chief Compliance Officer fees	176
Payable for 12b-1 fee - Class M	8,007
Accrued expenses	25,186

Total liabilities	473,620
Net assets	$33,259,721

Net assets consist of:
Paid-in capital	$45,373,747
Accumulated undistributed net investment income	74,015
Accumulated net realized loss	(14,260,537)
Net unrealized appreciation	2,072,496
$33,259,721
Net assets attributable to:
Class III shares	$14,653,537
Class M shares	$18,606,184

Shares outstanding:
Class III	1,467,016
Class M	1,869,338

Net asset value per share:
Class III	$ 9.99
Class M	$ 9.95

See accompanying notes to the financial statements.	7

GMO Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$498,882
Interest (including securities lending income of $296)	18,743

Total investment income	517,625

Expenses:
Management fee (Note 3)	113,650
Shareholder service fee (Note 3) - Class III	23,934
12b-1 fee (Note 3) - Class M	21,876
Administration fee (Note 3) - Class M	17,500
Custodian, fund accounting agent and transfer agent fees	18,216
Audit and tax fees	22,172
Legal fees	644
Trustees fees and related expenses (Note 3)	764
Registration fees	10,856
Miscellaneous	703
Total expenses	230,315
Fees and expenses reimbursed by Manager (Note 3)	(52,256)
Net expenses	178,059

Net investment income (loss)	339,566

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	3,075,921
Closed futures contracts	(395,237)

Net realized gain (loss) on investments	2,680,684

Change in net unrealized appreciation (depreciation) on:
Investments	(2,404,603)
Open futures contracts	7,627

Net unrealized gain (loss)	(2,396,976)

Net realized and unrealized gain (loss)	283,708

Net increase (decrease) in net assets resulting from operations	$623,274

8	See accompanying notes to the financial statements.

GMO Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2005 (Unaudited)	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$339,566	$937,725
Net realized gain (loss)	2,680,684	6,957,401
Change in net unrealized appreciation (depreciation)	(2,396,976)	(3,230,182)

Net increase (decrease) in net assets from operations	623,274	4,664,944

Distributions to shareholders from:
Net investment income
Class III	(144,673)	(752,804)
Class M	(120,878)	(218,843)
Total distributions from net investment income	(265,551)	(971,647)

Net share transactions (Note 7):
Class III	(26,854,217)	(8,289,388)
Class M	1,671,117	4,861,078
Increase (decrease) in net assets resulting from net share transactions	(25,183,100)	(3,428,310)

Total increase (decrease) in net assets	(24,825,377)	264,987

Net assets:
Beginning of period	58,085,098	57,820,111
End of period (including accumulated undistributed net investment income of $74,015 and $0, respectively)	$33,259,721	$58,085,098

See accompanying notes to the financial statements.	9

GMO Value Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$9.89		$9.28	$6.73	$8.82	$9.57	$7.98

Income from investment operations:
Net investment income	0.07	†	0.16 †	0.13	0.14	0.18	0.18
Net realized and unrealized gain (loss)	0.10		0.62	2.59	(2.10)	(0.51)	2.32

Total from investment operations	0.17		0.78	2.72	(1.96)	(0.33)	2.50

Less distributions to shareholders:
From net investment income	(0.07)		(0.17)	(0.17)	(0.13)	(0.17)	(0.18)
From net realized gains	—		—	—	—	(0.25)	(0.73)

Total distributions	(0.07)		(0.17)	(0.17)	(0.13)	(0.42)	(0.91)
Net asset value, end of period	$9.99		$9.89	$9.28	$6.73	$8.82	$9.57
Total Return(a)	1.75	%**	8.46%	40.69%	(22.29)%	(3.64)%	32.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,654		$41,306	$46,904	$163,463	$232,289	$247,971
Net expenses to average daily net assets	0.61	%*	0.61%	0.61%	0.61%	0.61%	0.61%
Net investment income to average daily net assets	1.49	%*	1.71%	1.74%	1.79%	1.89%	1.99%
Portfolio turnover rate	21	%**	110%	127%	100%	95%	102%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.21	%*	0.18%	0.20%	0.07%	0.06%	0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

10	See accompanying notes to the financial statements.

GMO Value Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002(a)

Net asset value, beginning of period	$9.87		$9.26	$6.72	$8.82	$9.06

Income from investment operations:
Net investment income	0.06	†	0.13 †	0.11	0.12	0.01
Net realized and unrealized gain (loss)	0.09		0.62	2.57	(2.10)	(0.25)

Total from investment operations	0.15		0.75	2.68	(1.98)	(0.24)

Less distributions to shareholders:
From net investment income	(0.07)		(0.14)	(0.14)	(0.12)	—

Total distributions	(0.07)		(0.14)	(0.14)	(0.12)	—
Net asset value, end of period	$9.95		$9.87	$9.26	$6.72	$8.82
Total Return(b)	1.50	%**	8.21%	40.23%	(22.56)%	(2.65	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,606		$16,779	$10,916	$6,444	$486
Net expenses to average daily net assets	0.92	%*	0.91%	0.91%	0.92%	0.91	%*
Net investment income to average daily net assets	1.17	%*	1.42%	1.42%	1.46%	1.52	%*
Portfolio turnover rate	21	%**	110%	127%	100%	95%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.21	%*	0.18%	0.20%	0.07%	0.06	%*

(a)	Period from January 10, 2002 (commencement of operations) through February 28, 2002.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	11

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Value Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks long-term capital growth primarily through investment in equity securities.  The Fund’s benchmark is the Russell 1000 Value Index.

Throughout the six months ended August 31, 2005, the Fund had two classes of shares outstanding:  Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

12

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

13

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $15,392 and $15,096, respectively.  As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $12,653,832 and $3,753,821 expiring in 2011 and 2012,

14

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$31,569,863	$2,479,322	$(801,984)	$1,677,338

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.46% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

15

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.  Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund.  This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO has entered into a binding agreement effective until at least October 31, 2005 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Office (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.46% of average daily net assets.

The Fund’s portion of the fee paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $580 and $186, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $9,768,991 and $35,084,511, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 55.9% of the outstanding shares of the Fund was held by one shareholder.  Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2005, less than 0.1% of the Fund was held by four related parties comprised of certain GMO employee accounts and 25.0% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

16

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	140,593	$ 1,379,750	546,928	$ 4,023,325
Shares issued to shareholders in reinvestment of distributions	9,364	92,848	97,052	791,137
Shares repurchased	(2,857,963)	(28,326,815)	(19,876,245)	(130,859,019)
Net increase (decrease)	(2,708,006)	$(26,854,217)	(19,232,265)	$(126,044,557)

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class M:
Shares sold	263,489	$2,600,408	482,342	$3,960,130
Shares issued to shareholders in reinvestment of distributions	12,146	120,878	19,668	162,700
Shares repurchased	(106,574)	(1,050,169)	(282,747)	(2,344,942)
Net increase (decrease)	169,061	$1,671,117	219,263	$1,777,888

8.              Subsequent Event

On September 16, 2005, shareholders of the Fund holding 95.3% of the Fund’s then outstanding shares requested the redemption of their shares.  On the same day, the Fund transferred assets and liabilities (representing on a net basis 95.3% of the Fund’s net assets) to GMO U.S. Value Fund in consideration for all of the outstanding shares of GMO U.S. Value Fund, thereby allowing the Fund to honor the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO U.S. Value Fund.  The preceding events are hereafter referred to as the Redemption Transaction. The Fund continues to operate in a manner consistent with its operations prior to the Redemption Transaction.

The Redemption Transaction did not result in the recognition of gain or loss to the Fund for tax purposes.

17

GMO Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

It is expected that the Fund will be treated as being a partnership for tax purposes subsequent to the Redemption Transaction.

On September 9, 2005, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock Active Value Fund in exchange for Class A shares of John Hancock Active Value Fund.  That transaction is subject to shareholder approval. A related filing is currently under review by the Securities and Exchange Commission.

18

GMO Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Value Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

19

GMO Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

20

GMO Value Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
3,059,938	0	358,698	0

21

GMO Value Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

22

GMO Value Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized			Net
	Expense	Beginning	Ending	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	0.61%	1,000.00	1,017.50	3.10
2) Hypothetical	0.61%	1,000.00	1,022.13	3.11

Class M
1) Actual	0.92%	1,000.00	1,015.00	4.67
2) Hypothetical	0.92%	1,000.00	1,020.57	4.69

*                 Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.1
Short-Term Investment(s)	6.5
Real Estate Investment Trusts	1.0
Preferred Stocks	0.6
Convertible Securities	0.0
Debt Obligations	0.0
Futures	0.0
Investment Funds	0.0
Private Equity Securities	0.0
Rights And Warrants	0.0
Swaps	0.0
Forward Currency Contracts	0.0
Other Assets and Liabilities (net)	(1.2)
100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Country Summary**	% of Investments
United States	32.1%
United Kingdom	14.3
Japan	13.2
Netherlands	4.0
Italy	3.8
Germany	3.7
France	3.6
Canada	3.3
Australia	2.6
Spain	2.2
Sweden	2.0
Belgium	1.9
Finland	1.9
Switzerland	1.3
Hong Kong	1.1
Ireland	1.0
Norway	1.0
Austria	0.9
South Korea	0.9
Taiwan	0.8
Denmark	0.6
Singapore	0.6
Brazil	0.5
South Africa	0.5
China	0.4
India	0.3
Mexico	0.3
Russia	0.3
Israel	0.2
Malaysia	0.2
Chile	0.1
Greece	0.1
Indonesia	0.1
Poland	0.1
Thailand	0.1
100.0%

**

The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.

2

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
143,274	GMO Alpha Only Fund, Class III *	1,505,814
1,581,241	GMO Currency Hedged International Equity Fund, Class III	13,646,111
861,013	GMO Emerging Markets Quality Fund, Class VI	7,232,506
1,420,159	GMO International Growth Fund, Class III	39,863,874
1,327,617	GMO International Intrinsic Value Fund, Class IV	39,576,273
31,251	GMO International Small Companies Fund, Class III	537,509
96,031	GMO Real Estate Fund, Class III	1,619,087
2,516,203	GMO U.S. Core Fund, Class VI	35,780,407
586,923	GMO U.S. Quality Equity Fund, Class IV	11,679,761
	TOTAL MUTUAL FUNDS (COST $148,938,733)	151,441,342

	SHORT-TERM INVESTMENT(S) — 0.0%

	Repurchase Agreement(s) — 0.0%
7,093	Citigroup Global Markets Repurchase Agreement, dated 8/31/2005, due 9/01/2005, with a maturity value of $7,093 and an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 02/15/2026 and a market value, including accrued interest of $7,235.	7,093

	TOTAL SHORT-TERM INVESTMENT(S) (COST $7,093)	7,093

	TOTAL INVESTMENTS — 100.0%
	(Cost $148,945,826)	151,448,435

	Other Assets and Liabilities (net) — 0.0%	(5,141)

	TOTAL NET ASSETS — 100.0%	$151,443,294

	Notes to Schedule of Investments:

	* Non-income producing security.
	As of August 31, 2005, 56.7% of the Net Assets of the Fund, through investments in underlying funds, were valued using fair value prices based on tools by a third party vendor (Note 2).

See accompanying notes to the financial statements.	3

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $7,093) (Note 2)	$7,093
Investments in affiliated issuers, at value (cost $148,938,733) (Notes 2 and 8)	151,441,342
Dividends receivable	910,528
Receivable for expenses reimbursed by Manager (Note 3)	4,278

Total assets	152,363,241

Liabilities:
Payable for investments purchased	910,528
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	17
Accrued expenses	9,402

Total liabilities	919,947
Net assets	$151,443,294

Net assets consist of:
Paid-in capital	$147,523,678
Accumulated undistributed net investment income	118,283
Accumulated net realized gain	1,298,724
Net unrealized appreciation	2,502,609
$151,443,294

Net assets attributable to:
Class III shares	$151,443,294

Shares outstanding:
Class III	7,250,960

Net asset value per share:
Class III	$20.89

4	See accompanying notes to the financial statements.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Period from June 16, 2005 (commencement of operations)

through August 31, 2005 (Unaudited)

Investment Income:
Interest	$2,117
Dividends from affiliated issuers (Note 8)	117,330

Total investment income	119,447

Expenses:
Custodian, fund accounting agent and transfer agent fees	1,216
Audit and tax fees	5,928
Legal fees	1,064
Trustees fees and related expenses (Note 3)	1,088
Registration fees	2,052
Miscellaneous	304
Total expenses	11,652
Fees and expenses reimbursed by Manager (Note 3)	(10,488)
Net expenses	1,164

Net investment income (loss)	118,283

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(14)
Realized gains distributions from affiliated issuers (Note 8)	1,298,738

Net realized gain (loss) on investments	1,298,724

Change in net unrealized appreciation (depreciation) on investments	2,502,609

Net realized and unrealized gain (loss)	3,801,333

Net increase (decrease) in net assets resulting from operations	$3,919,616

See accompanying notes to the financial statements.	5

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from June 16, 2005
(commencement of operations)
through August 31, 2005
(Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 118,283
Net realized gain (loss)	1,298,724
Change in net unrealized appreciation (depreciation)	2,502,609

Net increase (decrease) in net assets from operations	3,919,616

Net share transactions (Note 7):
Class III	147,497,077

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	26,601

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	147,523,678

Total increase (decrease) in net assets	151,443,294

Net assets:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $118,283)	$151,443,294

6	See accompanying notes to the financial statements.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout the period)

	Period from
	June 16, 2005
	(commencement
	of operations) through
	August 31, 2005
	(Unaudited)
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:

Net investment income (loss)	0.04	†
Net realized and unrealized gain (loss)	0.85

Total from investment operations	0.89

Net asset value, end of period	$20.89
Total Return(a)	4.45	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$151,443
Net expenses to average daily net assets(b)	0.01	%*
Net investment income to average daily net assets	0.99	%*
Portfolio turnover rate	0	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01

(a)

The total return would have been lower had certain expenses not been reimbursed and/or waived during the period shown.  Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

(b)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
†	Calculated using average shares outstanding throughout the period.
*	Annualized
**	Not Annualized

See accompanying notes to the financial statements.	7

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO World Opportunities Equity Allocation Fund (the “Fund”), which commenced operations on June 16, 2005, is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund operates as a “fund-of-funds” and makes investments in other funds of the Trust (“underlying fund(s)”).  The Fund seeks total return greater than the return of the MSCI World Index, the Fund’s benchmark.  The MSCI World Index is a global developed markets equity index that is independently maintained and published by Morgan Stanley Capital International.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Shares of underlying fund(s) are valued at their net asset value.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain underlying fund(s) in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of

8

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

information or events occurring after the close of a foreign market that would materially affect that security’s value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the underlying funds are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$148,945,840	$3,109,181	$(606,586)	$2,502,595

9

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from underlying fund(s) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.  Non-cash dividends, if any, are recorded at fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.04% of the amount invested or redeemed.  The Fund’s purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested.  The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund’s investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund).  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the period ended August 31, 2005, the Fund received $26,601 in purchase premiums and $0 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

10

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.              Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s).  The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes, and expenses indirectly incurred by investments in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the period ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
0.418%	0.052%	0.101%	<0.001%	0.571%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2005 was $100 and $76, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2005 aggregated $148,939,747 and $1,000, respectively.

11

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders

As of August 31, 2005, 96.7% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Period from June 16, 2005
	(commencement of operations)
	through August 31, 2005
	(Unaudited)
	Shares	Amount
Class III:
Shares sold	7,250,960	$147,497,077
Purchase premiums and redemption fees	—	26,601
Net increase (decrease)	7,250,960	$147,523,678

12

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the period ended August 31, 2005, is set forth below:

	Value, beginning of		Sales	Dividend	Realized Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Alpha Only Fund, Class III	$—	$1,500,000	$—	$—	$—	$1,505,814
GMO Currency Hedged International Equity Fund, Class III	—	14,238,069	—	—	932,725	13,646,111
GMO Emerging Markets Quality Fund, Class VI	—	6,921,609	—	3,122	6,003	7,232,506
GMO International Growth Fund, Class III	—	38,448,747	—	23,023	173,043	39,863,874
GMO International Intrinsic Value Fund, Class IV	—	38,295,464	—	19,772	141,585	39,576,273
GMO International Small Companies Fund, Class III	—	535,339	—	—	35,607	537,509
GMO Real Estate Fund, Class III	—	1,580,108	—	—	—	1,619,087
GMO U.S. Core Fund, Class VI	—	35,726,021	1,000	58,949	—	35,780,407
GMO U.S. Quality Equity Fund, Class IV	—	11,694,390	—	12,464	9,775	11,679,761
Totals	$—	$148,939,747	$1,000	$117,330	$1,298,738	$151,441,342

13

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 16, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.58%	$1,000.00	$1,044.50	$1.23
2) Hypothetical	0.58%	$1,000.00	$1,009.20	$1.21

*      Actual expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2005, multiplied by the average account value over the period, multiplied by 76 days in the period, divided by 365 days in the year.

14

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Investments Concentration Summary(a)

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	109.5%
Other Assets and Liabilities (net)	(9.5)
100.0%

(a) GMO SPV I, LLC is an 80.5% owned subsidiary of GMO Special Purpose Holding Fund.

1

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value($)	Description	Value ($)

	DEBT OBLIGATIONS — 109.5%(a)

	Asset-Backed Securities — 109.5%

	Health Care Receivables — 109.5%
44,074,711	Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A(b)	2,475,000
20,172,749	Interest related to the Bankruptcy Estate of NPF XII Inc Series 00-3 Class A(b)	1,100,000
51,348,377	Interest related to the Bankruptcy Estate of NPF XII Inc Series 02-1 Class A(b)	2,800,000
		6,375,000

	Total Asset-Backed Securities	6,375,000

	TOTAL DEBT OBLIGATIONS (COST $5,945,814)	6,375,000

	TOTAL INVESTMENTS — 109.5%
	(Cost $5,945,814)	6,375,000

	Other Assets and Liabilities (net) — (9.5%)	(553,552)

	TOTAL NET ASSETS — 100.0%	$5,821,448

	Notes to Schedule of Investments:

	(a) Owned by GMO SPV I, LLC. GMO SPV I, LLC is an 80.5% owned subsidiary of GMO Special Purpose Holding Fund.
	(b) Security in default.

2	See accompanying notes to the financial statements.

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Assets:
Investments in unaffiliated issuers, at value (cost $4,780,434 and $5,945,814, respectively) (Note 2)	$5,438,961	$ 6,375,000	$ —	$(5,438,961)	$6,375,000
Cash	476,336	405,667	—	—	882,003
Interest receivable	268	2,115	—	—	2,383
Receivable for expenses reimbursed by Manager (Note 3)	2,325	2,540	—	—	4,865
Total assets	5,917,890	6,785,322	—	(5,438,961)	7,264,251

Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	10,715	—	—	—	10,715
Accrued expenses	85,727	22,432	—	—	108,159
Minority interest	—	—	1,323,929	—	1,323,929

Total liabilities	96,442	22,432	1,323,929	—	1,442,803
Net assets	$5,821,448	$ 6,762,890	$(1,323,929)	$(5,438,961)	$5,821,448

Shareholders capital	$5,821,448				$5,821,448
Shares outstanding	554,071				554,071

Net asset value per share	$ 10.51				$10.51

See accompanying notes to the financial statements.	3

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidated Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Investment Income:
Interest	$3,979	$ 8,896	$—	$—	$12,875

Total income	3,979	8,896	—	—	12,875

Expenses:
Custodian and transfer agent fees	644	13,892	—	—	14,536
Audit and tax fees	26,680	2,760	—	—	29,440
Legal fees	10,120	16,482	—	—	26,602
Trustees fees and related expenses (Note 3)	4,426	—	—	—	4,426
Miscellaneous	49	498	—	—	547

Total expenses	41,919	33,632	—	—	75,551
Fees and expenses reimbursed by Manager (Note 3)	(37,444)	(16,950)	—	—	(54,394)
Net expenses	4,475	16,682	—	—	21,157
Net investment income (loss)	(496)	(7,786)	—	—	(8,282)
Minority Interest	—	—	1,518	—	1,518
Net investment income (loss) after minority interest	(496)	(7,786)	1,518	—	(6,764)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	4,294,031	—	—	4,294,031
Realized gains distributions from affiliated issuers (Note 8)	3,455,710	—	—	(3,455,710)	—

Net realized gain	3,455,710	4,294,031	—	(3,455,710)	4,294,031

Change in net unrealized appreciation (depreciation) on:
Investments	281,863	358,567	—	(281,863)	358,567

Net unrealized gain	281,863	358,567	—	(281,863)	358,567

Net realized and unrealized gain	3,737,573	4,652,598	—	(3,737,573)	4,652,598

Minority interest in realized and unrealized gain	—	—	(908,757)	—	(908,757)
Net increase in net assets resulting from operations	$3,737,077	$4,644,812	$(907,239)	$(3,737,573)	$3,737,077

4	See accompanying notes to the financial statements.

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2005 (Unaudited)	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations
Net investment income (loss)	$ (8,282)	$ 517,399
Net realized gain (loss)	4,294,031	(75,420,900)
Change in net unrealized appreciation (depreciation)	358,567	101,186,067
Minority Interest	(907,239)	(19,278,614)

Net increase (decrease) in net assets from operations	3,737,077	7,003,952

Distributions to shareholders from:
Net Investment income	—	(6,893,402)
Return of capital	(3,054,459)	(596,105)
Partnership distributions	(3,455,710)	(9,580,120)
	(6,510,169)	(17,069,627)

Fund share transactions: (Note 6)
Proceeds from sale of shares	—	—
Net asset value of shares issued to shareholders in payment of distributions declared	—	7,489,507
Cost of shares repurchased	—	(214,556,130)

Net increase (decrease) in Fund share transactions	—	(207,066,623)

Total increase (decrease) in net assets	(2,773,092)	(217,132,298)

Net assets:
Beginning of period	8,594,540	225,726,838
End of period	$ 5,821,448	$ 8,594,540

See accompanying notes to the financial statements.	5

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005	Period from December 1, 2003 through February 29, 2004(a)(b)
Net asset value, beginning of period	$15.51		$24.11	$ 23.89

Income from investment operations:
Net investment income	(0.01	)†	0.41 †	0.13	†
Net realized and unrealized gain (loss)	6.76		9.08	0.09

Total from investment operations	6.75		9.49	0.22

Less distributions to shareholders:
From net investment income	—		(0.74)	—
From net realized gains	—		—	—
In excess of net realized gains	(5.51)		(17.29)
Return of capital	(6.24)		(0.06)

Total distributions	(11.75)		(18.09)	—
Net asset value, end of period	$10.51		$15.51	$ 24.11
Total Return (e)	67.56	%**(i)	36.35%	0.92	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,821		$8,595	$225,727
Net operating expenses to average daily net assets	0.60	%*	(0.01)%	0.08	%*
Interest expense to average daily net assets(g)	—		—	0.04	%*
Total net expenses to average daily net assets	0.60	%*	(0.01)%	0.12	%*
Net investment income to average daily net assets	(0.19	)%*	1.83%	0.49	%*
Portfolio turnover rate	0	%**	0%	4	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.54	%*	0.67%	0.11	%*

6	See accompanying notes to the financial statements.

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidated Financial Highlights — (Continued)

(For a share outstanding throughout each period)

	Year Ended		Period from March 1, 2002 through		Year Ended February. 28/29, (a)
	November 30, 2003(a)		November 30, 2002(a)(c)		2002(d)	2001(d)
Net asset value, beginning of period	$23.77		$25.66		$26.14	$25.29

Income from investment operations:
Net investment income	0.75	†	0.73	†	1.29 †	1.83 †
Net realized and unrealized gain (loss)	(0.63)		(2.39)		(0.33)	0.07

Total from investment operations	0.12		(1.66)		0.96	1.90

Less distributions to shareholders:
From net investment income	—		(0.15)		(1.44)	(1.05)
From net realized gains	—		(0.08)		—	—
In excess of net realized gains	—		—		—	—
Return of capital	—		—		—	—

Total distributions	(0.23)		(0.23)		(1.44)	(1.05)
Net asset value, end of period	$23.89		$23.77		$25.66	$26.14
Total Return (e)	0.50%		(6.53	)%**	3.69%	7.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$224,113		$281,715		$1,440,711	$1,520,173
Net operating expenses to average daily net assets	0.13%		0.01	%*	— (f)	— (f)
Interest expense to average daily net assets(g)	—	%(h)	0.03	%*	0.05%	0.20%
Total net expenses to average daily net assets	0.13%		0.04	%*	0.05%	0.20%
Net investment income to average daily net assets	3.11%		3.76	%*	4.91%	7.05%
Portfolio turnover rate	80%		39	%**	29%	39%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10%		0.02	%*	0.02%	0.02%

See accompanying notes to the financial statements.	7

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights — (Continued)

(For a share outstanding throughout each period)

(a)     As a result of changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations.  The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.06% and net investment income per share by $0.01.  For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of 0.15%, 0.41%, 0.24%, less than 0.01% and (0.15)% and to net investment income per share of $0.04, $0.08, $0.06, less than $0.01 and less than $(0.01) in the fiscal years/periods ending November 30, 2003, November 30, 2002, February 28, 2002, February 28, 2001 and February 29, 2000, respectively.

(b)    The Fund changed its fiscal year end from November 30 to February 28.

(c)     The Fund changed its fiscal year end from February 28 to November 30.

(d)    Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share.  The effect of this change decreased the ratio of net investment income to average net assets from 7.06% to 7.05%.

(e)     The total return would have been lower had certain expenses not been reimbursed during the period shown.

(f)       Net operating expenses as a percentage of average daily net assets was less than 0.01%.

(g)    Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(h)    Interest expense as a percentage of average daily net assets was less than 0.01%.

(i)        Return assumes the reinvestment of an extraordinary capital gain distribution (Note 1).

†             Calculated using average shares outstanding throughout the period.

*            Annualized.

**     Not annualized.

8	See accompanying notes to the financial statements.

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Special Purpose Holding Fund (the “Fund”) (formerly GMO Alpha LIBOR Fund) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The consolidated financial statements include the accounts of the Fund and GMO SPV I LLC, its 80.5% owned subsidiary (collectively, the “Fund”).  All significant intercompany balances and transactions have been eliminated.

Shares of the Fund are not publicly offered and are principally available only to other Funds of the Trust and certain accredited investors. Presently the Fund is closed to new investments.

On November 26, 2002, approximately 78% of the Fund’s assets were transferred to a new fund, the GMO Short-Duration Collateral Fund (“SDCF”).  The Fund retained certain defaulted asset backed securities (through its investment in GMO SPV I, LLC (“SPV”)) and generally retained other lower quality issues.

On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which the Fund contributed its net assets, other than its interest in SPV, its claims resulting from its holdings of the defaulted asset backed securities (“NPF Securities”), and a fixed amount of cash, such contribution representing $214,143,316 or 94.14% of the Fund’s assets, to SDCF in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by the Fund were then distributed to the shareholders. After distribution of the SDCF shares, the Fund changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

In April 2004, a plan of liquidation (“the Plan”) was approved by the bankruptcy court with respect to the NPF Securities.  Pursuant to the Plan, the Fund received a cash distribution, less expenses associated with the transaction.  The ultimate amount of losses and costs associated with NPF securities that may be recovered by the Fund (through its investment in SPV) is not known at this time.

GMO Special Purpose Holding Fund (“SPHF”) has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF.  In July of 2005, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $3,445,710 in conjunction with the settlement.  The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund.  To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

9

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the GMO Special Purpose Holding Fund and its majority-owned investment in SPV.  The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of minority participants are recorded as “Minority Interest”.  All significant fund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of investment funds are valued at their net asset value.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value using prices supplied by an independent pricing service to the extent that such prices are available.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value. The prices provided by the Manager may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund are valued solely on the basis of a price provided by a principal market maker.  These prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund. As of August 31, 2005, the total value of these securities represented 100% of net assets.

10

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of August 31, 2005, the Fund did not hold any repurchase agreements.

Taxes

Effective on April 1, 2004, the Fund elected to be taxed as a partnership for federal income tax purposes and, accordingly, the Fund is no longer a regulated investment company for federal income tax purposes.  As a partnership, the Fund will not be subject to federal and state income tax.  Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

The Fund qualified as a regulated investment company until March 31, 2004, under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Through March 31, 2004, the Fund’s policy was to declare and pay distributions from its net investment income annually, and from net realized short-term and long-term capital gains at least annually.  All distributions were paid in shares of the Fund, at net asset value, unless the shareholder elected to receive cash distributions.  Distributions to shareholders were recorded by the Fund on the ex-dividend date.  Income dividends and capital gain distributions were determined in accordance with U.S. federal income tax regulations which may have differed from U.S. GAAP.  Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund’s financial statements as a return of capital.  For the Fund’s tax year ended March 31, 2004, the Fund had a return of capital distribution of $596,105.

Certain tax-related characteristics of the Fund as of March 31, 2004 became attributable to SDCF, effective April 1, 2004.  Included in such tax characteristics was the Fund’s capital loss carryover of $31,628,512.  See Note 1 for additional information related to the Fund’s March 31, 2004 tax-free reorganization with SDCF.

SPV is also treated as a partnership for federal income tax purposes and subject to the same rules as the Fund with respect to federal income taxation of partnerships.

A more detailed discussion of the tax consequences of owning an interest in the Fund is included in the Fund’s Private Placement Memorandum.

11

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions

The Fund will distribute proceeds and other cash receipts received from its underlying investments.  Distributions made by the Fund, other than a distribution in partial or complete redemption of a shareholder’s interest in the Fund, are reported in the Fund’s financial statements as partnership distributions.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts.  Income is not recognized, nor are premium and discount amortized on securities for which collection in the ordinary course of business is not expected.  Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.              Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services.  In addition, effective until at least June 30, 2006, GMO has contractually agreed to reimburse all of the Fund’s expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

The Fund’s portion of the fee paid by the Trust to the independent Trustees and the CCO during the six months ended August 31, 2005 was $3,138 and less than $1, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager except for the CCO.

4.              Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the six months ended August 31, 2005.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the

12

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders

As of August 31, 2005, 61.7% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  One of the shareholders is another fund of GMO Trust.  Investment activities of these shareholders may have a material effect on the Fund.  As of August 31, 2005, 100% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)	Year Ended February 28, 2005

Shares sold	—	—
Shares issued to shareholders
In reinvestment of distributions	—	320,338
Shares repurchased	—	(9,128,161)
Net increase (decrease)	—	(8,807,823)

Fund shares:
Beginning of period	554,071	9,361,894
End of period	554,071	554,071

13

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Special Purpose Holding Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

14

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

15

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

16

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

17

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred *
1) Actual	0.60%	$1,000.00	$1,675.60	$4.05
2) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

*                 Expenses are calculated using the Fund’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Investments Concentration Summary(a)

August 31, 2005 (Unaudited)

Asset Class Summary	% of Net Assets
Mutual Funds	72.8%
Short-Term Investments	16.0
Debt Obligations	9.8
Other Assets and Liabilities (net)	1.4
100.0%

(a)   GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

1

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)/ Shares	Description	Value ($)

	DEBT OBLIGATIONS — 9.8%

	U.S. Government — 9.8%
15,000,000	U.S. Treasury Note, 3.75%, due 03/31/07 (a)(c)	14,979,989

	TOTAL DEBT OBLIGATIONS (COST $15,002,808)	14,979,989

	MUTUAL FUNDS — 72.8%

4,119,131	GMO Short-Duration Collateral Fund (b)	105,820,472
5,786,191	Merrimac Cash Series, Premium Class (c)	5,786,191
	TOTAL MUTUAL FUNDS (COST $110,618,968)	111,606,663

	SHORT-TERM INVESTMENT(S) — 16.0%

	U.S. Government Agencies — 16.0%
2,200,000	Fannie Mae, 3.44%, due 09/21/05 (c)	2,195,165
4,000,000	Fannie Mae, 3.48%, due 09/28/05 (c)	3,988,400
6,000,000	Federal Farm Credit Bank, 3.37%, due 09/01/05 (c)	5,991,013
5,900,000	Federal Home Loan Bank, 3.40%, due 09/28/05 (c)	5,878,826
6,500,000	Federal Home Loan Mortgage Corp., 3.45%, due 09/20/05 (c)	6,486,919
		24,540,323

	TOTAL SHORT-TERM INVESTMENT(S) (COST $24,540,323)	24,540,323

	TOTAL INVESTMENTS — 98.6%
	(Cost $150,162,099)	151,126,975

	Other Assets and Liabilities (net) — 1.4%	2,126,255

	TOTAL NET ASSETS — 100.0%	$153,253,230

	Notes to Schedule of Investments:

	(a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
	(b) Affiliated issuer.
	(c) All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

2	See accompanying notes to the financial statements.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

75	Copper	December 2005	$3,036,563	$ (23,688)
46	Crude Oil	October 2005	3,171,240	115,793
39	Gasoline NY Unlimited	October 2005	3,694,181	598,622
70	Gold 100 OZ	December 2005	3,066,700	(28,163)
40	Heating Oil	October 2005	3,488,520	310,171
32	Natural Gas	October 2005	3,671,040	525,360
280	Sugar #11 (World)	October 2005	3,157,952	204,770
				$1,702,865
Sales

83	Cocoa	December 2005	$1,165,320	$ (18,051)
57	Coffee “C”	December 2005	2,159,944	131,171
193	Corn	December 2005	2,089,225	24,163
88	Cotton No. 2	December 2005	2,188,560	117,223
47	Lean Hogs	October 2005	1,197,560	(108,480)
67	Live Cattle	October 2005	2,204,300	(27,995)
15	Silver	December 2005	514,125	2,090
24	Soybean	November 2005	718,500	14,572
37	Soybean Oil	December 2005	506,160	10,800
134	Wheat	December 2005	2,127,250	112,970
				$ 258,463

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	3

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	(Pay)	Receive	(Depreciation)
50,658,084	USD	4/12/2006	AIG	3 month T-Bill + 0.45%	Return on DJ-AIG Commodity Total Return Index	$1,425,960
5,665,455	USD	4/12/2006	AIG	3 month T-Bill + 0.45%	Return on DJ-AIG Commodity Total Return Index	159,475
15,336,256	USD	4/12/2006	AIG	3 month T-Bill + 0.45%	Return on DJ-AIG Commodity Total Return Index	431,696
						$2,017,131

4	See accompanying notes to the financial statements.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Assets:
Investments, at value (cost $150,162,099) (Note 2)	$153,361,119	$44,245,255	$(46,479,399)	$151,126,975
Receivable for open swap contracts (Note 2)	—	2,017,131	—	2,017,131
Interest receivable	3,680	265,444	—	269,124
Receivable for expenses reimbursed by Manager (Note 3)	11,067	10,943	—	22,010
Total assets	153,375,866	46,538,773	(46,479,399)	153,435,240

Liabilities:
Payable to affiliate for (Note 3):
Management fee	56,436	—	—	56,436
Shareholder service fee	18,812	—	—	18,812
Trustees and Chief Compliance Officer fees	136	—	—	136
Payable for variation margin on open futures contracts (Note 2)	—	25,511	—	25,511
Accrued expenses	47,252	33,863	—	81,115

Total liabilities	122,636	59,374	—	182,010
Net assets	$153,253,230	$46,479,399	$(46,479,399)	$153,253,230

Shareholders capital
Class III shares	$153,253,230			$153,253,230

Shares outstanding
Class III	5,696,473			5,696,473

Net asset value per share
Class III	$ 26.90			$ 26.90

See accompanying notes to the financial statements.	5

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Operations — Period from April 11, 2005 to August 31, 2005
(Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Investment Income:
Dividends from affiliated issuers (Note 8)	$ 325,652	$ 35,428	$—	$361,080
Interest	16,305	387,395	—	403,700

Total income	341,957	422,823	—	764,780

Expenses:
Management fee (Note 3)	223,052	—		223,052
Shareholder service fee (Note 3) – Class III	74,351	—	—	74,351
Custodian and transfer agent fees	11,644	32,994	—	44,638
Audit and tax fees	32,944	10,934	—	43,878
Legal fees	5,822	3,834	—	9,656
Trustees fees and related expenses (Note 3)	4,918	1,988	—	6,906
Miscellaneous	872	426	—	1,298

Total expenses	353,603	50,176	—	403,779
Fees and expenses reimbursed by Manager (Note 3)	(50,994)	(50,176)	—	(101,170)
Net expenses	302,609	—	—	302,609
Net investment income	39,348	422,823	—	462,171

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	7,126	—	—	7,126
Closed futures contracts	—	935,789	—	935,789
Closed swap contracts	—	4,971,228	—	4,971,228

Net realized gain	7,126	5,907,017	—	5,914,143

Change in net unrealized appreciation (depreciation) on:
Investments	11,273,175	(23,900)	(10,284,399)	964,876
Open futures contracts	—	1,961,328	—	1,961,328
Open swap contracts	—	2,017,131	—	2,017,131

Net unrealized gain	11,273,175	3,954,559	(10,284,399)	4,943,335

Net realized and unrealized gain	11,280,301	9,861,576	(10,284,399)	10,857,478
Net increase in net assets resulting from operations	$11,319,649	$10,284,399	(10,284,399)	11,319,649

6	See accompanying notes to the financial statements.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

Period from April 11, 2005 (commencement of operations) to August 31, 2005 (Unaudited)
Increase (decrease) in net assets:
Operations
Net investment income (loss)	$ 462,171
Net realized gain (loss)	5,914,143
Change in net unrealized appreciation (depreciation)	4,943,335
Net increase (decrease) in net assets from operations	11,319,649

Fund share transactions: (Note 7)
Proceeds from sale of shares
Class III	141,937,938

Net asset value of shares issued to shareholders in payment of distributions declared
Class III	—

Cost of shares repurchased
Class III	(4,357)

Net increase (decrease) in Fund share transactions	141,933,581
Total increase (decrease) in net assets	153,253,230

Net assets:
Beginning of period	—
End of period	$153,253,230

See accompanying notes to the financial statements.	7

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Financial Highlights

(For a Class III share outstanding throughout the period)

	Period from
	April 11, 2005
	(commencement
	of operations) through
	August 31, 2005
	(Unaudited)
Net asset value, beginning of period	$ 25.00
Income (loss) from investment operations:

Net investment income (loss)(a)	0.09	†
Net realized and unrealized gain (loss)	1.81

Total from investment operations	1.90

Net asset value, end of period	$ 26.90
Total Return(b)	7.60	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$153,253
Net expenses to average daily net assets(c)	0.61	%*
Net investment income to average daily net assets(a)	0.93	%*
Portfolio turnover rate	1	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return would have been lower had certain expenses not been reimbursed during the period shown.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

8	See accompanying notes to the financial statements.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Alternative Asset Opportunity Fund (the “Fund”), which commenced operations on April 11, 2005, is a series of GMO Trust (the “Trust”).  The Fund is an open-end, non-diversified management investment company which does not intend to offer its shares publicly or to make them available other than to other GMO funds and certain other accredited investors.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The consolidated financial statements include the accounts of the Fund and GMO Alternative Asset SPC Ltd. Fund, its 100% owned subsidiary (collectively, the “Fund”). All significant intercompany balances and transactions have been eliminated.

The Fund seeks high total return primarily through investments in commodity futures; commodity index options and options on futures; swap contracts and other commodity related derivatives; and non-commodity futures, options and swap contracts.  Additionally, the Fund seeks exposure to high quality U.S. and foreign fixed income securities directly or indirectly through investments in GMO Short-Duration Collateral Fund (“underlying fund(s)”).

The Fund’s benchmark is a composite benchmark computed by GMO consisting of the Dow Jones-AIG Commodity Index and the JPMorgan 3-Month Cash Index in the following proportions: 50% (Dow Jones-AIG Commodity), and 50% (JPMorgan 3-Month Cash).  The Manager does not seek to manage risk relative to the Fund’s benchmark or match the Fund’s portfolio composition to that of its benchmark.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the GMO Alternative Asset Opportunity Fund and its majority-owned investment in GMO Alternative Asset SPC Ltd.  The consolidated financial statements include 100% of the assets and liabilities of GMO Alternative Asset SPC Ltd..  All significant fund accounts and transactions have been eliminated in consolidation.

9

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain underlying funds in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 14.0% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial and commodities markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but

10

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)

August 31, 2005 (Unaudited)

not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security, commodity or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See the Schedule of Investments for a summary of open swap agreements held by the Fund as of August 31, 2005.

11

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes.  As a partnership, the Fund will not be subject to federal and state income tax.  Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss.  Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements. A more detailed discussion of the tax consequences of owning an interest in the Fund is included in the Fund’s Private Placement Memorandum.

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so in the sole discretion of the Trustees.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.  Non-cash dividends, if any, are recorded at fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds.  Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

12

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)

August 31, 2005 (Unaudited)

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.45% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.45% of the average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in GMO Short Duration Collateral Fund.  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment- related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.011%)	0.013%	0.000%	0.005%	0.007%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2005 was $515 and $288, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the manager, except for the CCO.

The Fund’s investments in commodity-related derivatives are generally made through GMO Alternative Asset Opportunity SPC Ltd., a wholly-owned subsidiary organized as a Bermuda limited liability company, which GMO serves as investment manager but does not receive any additional management or other fees for such services.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2005 aggregated $142,420,652 and $1,400,000, respectively.

13

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 70.9% of the outstanding shares of the Fund was held by two shareholders, both of which are other Funds of GMO Trust, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 100.0% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Period from April 11, 2005 (commencement of operations) through August 31, 2005 (Unaudited)
	Shares	Amount
Class III:
Shares sold	5,696,647	$141,937,938
Shares repurchased	(174)	(4,357)
Net increase (decrease)	5,696,473	$141,933,581

14

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the period ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Short-Duration Collateral Fund	$—	$106,225,652	$1,400,000	$325,652	$—	$105,820,472
Totals	$—	$106,225,652	$1,400,000	$325,652	$—	$105,820,472

15

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs including management, shareholder service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 11, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

16

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.62%	$1,000.00	$1,076.00	$2.50
2) Hypothetical	0.62%	$1,000.00	$1,017.04	$2.43

*                 Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2005, multiplied by the average account value over the period, multiplied by 142 days in the period, divided by 365 days in the year.

17

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.2%
Short-Term Investment(s)	8.2
Preferred Stocks	0.4
Futures	0.1
Forward Currency Contracts	0.1
Other Assets and Liabilities (net)	(2.0)
100.0%

Country**	% of Equity Investments
United Kingdom	22.7%
Japan	20.9
Netherlands	6.3
Italy	6.0
Germany	5.8
France	5.7
Canada	5.3
Australia	4.2
Spain	3.6
Sweden	3.2
Belgium	3.0
Finland	2.9
Switzerland	2.0
Hong Kong	1.8
Austria	1.5
Ireland	1.5
Norway	1.5
Singapore	1.0
Denmark	0.9
Greece	0.2
100.0%

* The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

** The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 98.6%

	United States — 98.6%
	Affiliated Issuers
10,196,861	GMO International Growth Fund, Class III	286,225,877
9,434,211	GMO International Intrinsic Value Fund, Class IV	281,233,834
		567,459,711

	TOTAL MUTUAL FUNDS (COST $505,875,374)	567,459,711

	COMMON STOCKS — 0.0%

	Hong Kong — 0.0%
796	China Digicontent Co Ltd *(a)	1

	United Kingdom — 0.0%
19,018	British Energy Plc (Deferred Shares) *(a)	—

	TOTAL COMMON STOCKS (COST $19)	1

	SHORT-TERM INVESTMENT(S) — 0.9%

	Cash Equivalent — 0.9%
5,200,000	ING Bank Time Deposit, 3.56%, due 09/01/05	5,200,000

	TOTAL SHORT-TERM INVESTMENT(S) (COST $5,200,000)	5,200,000

	TOTAL INVESTMENTS — 99.5%
	(Cost $511,075,393)	572,659,712

	Other Assets and Liabilities (net) — 0.5%	2,748,899

	TOTAL NET ASSETS — 100.0%	$575,408,611

2	See accompanying notes to the financial statements.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

* Non-income producing security.
(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

As of August 31, 2005, 84.8% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on modeling tools by a third party vendor. (Note 2)

Currency Abbreviations:

DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

See accompanying notes to the financial statements.	3

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Buys

11/29/05	SGD	2,524,120	1,504,790	$ (17,598)

Sales

11/29/05	AUD	31,437,758	$ 23,516,030	$ 120,851
11/29/05	CHF	29,265,613	23,433,568	(180,856)
11/29/05	DKK	213,822,560	35,405,639	(193,261)
11/29/05	EUR	171,173,096	211,400,885	(1,138,212)
11/29/05	GBP	95,014,291	170,619,885	414,096
11/29/05	HKD	78,565,611	10,110,454	102
11/29/05	JPY	17,275,510,818	156,908,220	2,198,636
11/29/05	NOK	49,313,064	7,749,406	(152,995)
11/29/05	SEK	105,617,649	13,985,209	(107,263)
				$ 961,098

4	See accompanying notes to the financial statements.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $5,200,019) (Note 2)	$5,200,001
Investments in affiliated issuers, at value (cost $505,875,374) (Notes 2 and 8)	567,459,711
Cash	68,751
Foreign currency, at value (cost $255,266) (Note 2)	44,866
Receivable for investments sold	176,000,000
Interest receivable	515
Unrealized appreciation on open forward currency contracts	2,733,685
Receivable for expenses reimbursed by Manager (Note 3)	418,856

Total assets	751,926,385

Liabilities:
Payable for Fund shares repurchased	174,020,000
Payable to affiliate for (Note 3):
Management fee	337,000
Shareholder service fee	93,614
Trustees and Chief Compliance Officer fees	616
Payable for income distribution	189,317
Unrealized depreciation on open forward currency contracts (Note 2)	1,790,185
Accrued expenses	87,042

Total liabilities	176,517,774
Net assets	$575,408,611

Net assets consist of:
Paid-in capital	$478,908,092
Accumulated undistributed net investment loss	(7,759,183)
Accumulated net realized gain	41,431,759
Net unrealized appreciation	62,827,943
$575,408,611

Net assets attributable to:
Class III shares	$575,408,611

Shares outstanding:
Class III	66,659,522

Net asset value per share:
Class III	$8.63

See accompanying notes to the financial statements.	5

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$ 1,444,242
Interest	141,345

Total investment income	1,585,587

Expenses:
Management fee (Note 3)	1,810,305
Shareholder service fee (Note 3) - Class III	502,862
Custodian and fund accounting agent fees	42,412
Transfer agent fees	14,260
Audit and tax fees	24,840
Legal fees	6,720
Trustees fees and related expenses (Note 3)	4,859
Registration fees	3,128
Miscellaneous	7,809
Total expenses	2,417,195
Fees and expenses reimbursed by Manager (Note 3)	(94,944)
Indirectly incurred fees waived or borne by Manager (Note 3)	(1,761,399)
Shareholder service fee waived (Note 3) - Class III	(391,630)
Net expenses	169,222

Net investment income (loss)	1,416,365

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	54,338,765
Realized gains distributions from affiliated issuers (Note 8)	10,620,477
Foreign currency, forward contracts and foreign currency related transactions	29,658,098

Net realized gain (loss) on investments	94,617,340

Change in net unrealized appreciation (depreciation) on:
Investments	(32,538,007)
Foreign currency, forward contracts and foreign currency related transactions	9,929,092

Net unrealized appreciation (depreciation)	(22,608,915)

Net realized and unrealized gain (loss)	72,008,425

Net increase (decrease) in net assets resulting from operations	$73,424,790

6	See accompanying notes to the financial statements.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 1,416,365	$ 8,376,827
Net realized gain (loss)	94,617,340	(20,210,427)
Change in net unrealized appreciation (depreciation)	(22,608,915)	65,699,602
Net increase (decrease) in net assets from operations	73,424,790	53,866,002

Distributions to shareholders from:
Net realized gains
Class III	(54,140,592)	—

Net share transactions (Note 7):
Class III	(24,780,860)	366,453,256

Total increase (decrease) in net assets	(5,496,662)	420,319,258

Net assets:
Beginning of period	580,905,273	160,586,015
End of period (including accumulated undistributed net investment loss of $7,759,183 and distributions in excess of net investment income of $9,175,548, respectively)	$575,408,611	$580,905,273

See accompanying notes to the financial statements.	7

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004		2003		2002		2001
Net asset value, beginning of period	$ 8.38		$ 7.33		$ 5.54		$ 7.14		$ 9.25		$ 10.04

Income (loss) from investment operations:
Net investment income (loss)†	0.02	(a)	0.21	(a)	0.20	(a)	0.22	(a)	0.46	(a)	0.23
Net realized and unrealized gain (loss)	0.90		0.84		1.59		(1.55)		(1.00)		1.34
Total from investment operations	0.92		1.05		1.79		(1.33)		(0.54)		1.57
Less distributions to shareholders:
From net investment income	—		—		—		(0.27)		(1.53)		(0.21)
From net realized gains	(0.67)		—		—		—		(0.04)		(2.15)
Total distributions	(0.67)		—		—		(0.27)		(1.57)		(2.36)
Net asset value, end of period	$ 8.63		$ 8.38		$ 7.33		$ 5.54		$ 7.14		$ 9.25
Total Return(b)	10.99	%**	14.32%		32.31%		(19.53)%		(5.38)%		16.69%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$575,409		$580,905		$160,586		$28,923		$37,581		$49,332
Net expenses to average daily net assets	0.05	%(c)*	0.04	%(c)	0.04	%(c)	0.06	%(c)	0.31	%(c)	0.69%
Net investment income to average daily net assets	0.42	%(a)*	2.64	%(a)	2.98	%(a)	3.32	%(a)	5.33	%(a)	2.23%
Portfolio turnover rate	24	%**	3%		5%		90%		120%		39%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.67	%*	0.71%		0.87%		1.32%		0.79%		0.38%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(c)

On July 3, 2001, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its reimbursement policy. Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).

†	Calculated using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

8	See accompanying notes to the financial statements.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.    Organization

GMO Currency Hedged International Equity Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in other Fund(s) of the Trust (“underlying fund(s)”), including International Intrinsic Value Fund and International Growth Fund, and through management of the Fund’s foreign currency positions.  The Fund’s benchmark is the MSCI EAFE Index (Europe, Australasia, Far East) (Hedged).

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or visiting GMO’s website at www.gmo.com.

2.    Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of other funds of the Trust (“underlying fund(s)”) and other mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the

9

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.

The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund

10

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire or are closed are treated as realized gains.  Premiums received from writing options which are exercised are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The

11

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.

12

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund receives compensation and pays expenses for lending its securities.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,190,350 and $1,682,281 expiring in 2010 and 2011, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.  As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October currency losses of $17,352,031.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

			Net Unrealized
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Appreciation (Depreciation)
$511,075,393	$61,584,337	$(18)	$61,584,319

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-

13

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.    Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.  As described in Note 1, the Fund invests in certain underlying fund(s).  Like the management fee (as described below), the Fund’s shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund’s investment in shares of the underlying fund(s).

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees and the following expenses: fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, “fund expenses”)) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above), incurred indirectly by the Fund through its investment in the underlying fund(s), exceed 0.54% of the Fund’s average daily net assets.  Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed 0.54% of the Fund’s average daily net assets, and because

14

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses (as defined above)) and investment-related expenses incurred indirectly by the Fund through its investment in the underlying fund(s) may exceed 0.54% of the Fund’s average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment- related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
0.477%	0.051%	0.117%	0.000%	0.645%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $3,387 and $2,419, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $151,064,719  and $184,400,000, respectively.

5.    Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.    Principal shareholders and related parties

As of August 31, 2005, 50.2% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.  One of the shareholders is another fund of GMO Trust.

15

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, less than 0.1% of the Fund was held by two related parties comprised of certain GMO employee accounts, and 76.7% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	13,168,801	$112,491,042	49,419,111	$381,261,853
Shares issued to shareholders in reinvestment of distributions	6,236,842	53,935,320	—	—
Shares repurchased	(22,101,153)	(191,207,222)	(1,958,952)	(14,808,597)
Net increase (decrease)	(2,695,510)	$(24,780,860)	47,460,159	$366,453,256

8.   Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period

GMO International Growth Fund, Class III	$289,439,426	$ 76,177,203	$ 92,200,000	$ 784,065	$ 5,893,138	$286,225,877
GMO International Intrinsic Value Fund, Class IV	289,554,810	74,887,516	92,200,000	660,177	4,727,339	281,233,834

Totals	$578,994,236	$151,064,719	$184,400,000	$1,444,242	$10,620,477	$567,459,711

16

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Currency Hedged International Equity Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

17

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

18

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

19

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
65,271,803	0	2,611	0

20

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

21

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.70%	$1,000.00	$1,109.90	$3.72
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57

*   Expenses are calculated using the Class’s annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

GMO Developed World Stock Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Net Assets
Common Stocks	96.4%
Preferred Stocks	0.1
Forward Currency Contracts	0.0
Futures	(0.1)
Short-Term Investment(s)	2.6
Other Assets and Liabilities (net)	1.0
100.0%

Country Summary	% of Equity Investments *
United States	46.6%
Japan	13.2
United Kingdom	8.9
Germany	4.1
Netherlands	4.0
Italy	3.6
France	3.3
Belgium	2.6
Canada	2.3
Finland	1.7
Norway	1.7
Singapore	1.6
Austria	1.4
Sweden	1.2
Switzerland	0.9
Australia	0.7
Hong Kong	0.7
Ireland	0.7
Spain	0.6
Denmark	0.2
100.0%

* The table excludes short-term investment(s).

1

GMO Developed World Stock Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Equity Investments*
Financials	23.3%
Consumer Discretionary	13.4
Energy	11.1
Health Care	11.1
Industrials	8.8
Utilities	8.7
Information Technology	7.3
Consumer Staples	6.9
Materials	4.9
Telecommunication Services	4.5
100.0%

* The table excludes short-term investment(s).

2

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.4%

	Australia — 0.7%
28,366	BHP Billiton Ltd	444,629
47,704	Qantas Airways Ltd	116,073
		560,702

	Austria — 1.4%
1,936	Bank Austria Creditanstalt AG	219,570
638	Boehler Uddeholm (Bearer)	98,853
2,355	Erste Bank Der Oesterreichischen Sparkassen AG	130,795
7,253	OMV AG	395,659
4,092	Telekom Austria AG	86,268
1,730	Voestalpine AG	141,840
		1,072,985

	Belgium — 2.5%
16,278	Dexia	355,637
393	Electrabel SA	199,775
20,532	Fortis	587,621
5,377	KBC Bancassurance Holding	446,851
942	Solvay SA	102,645
4,892	UCB SA	278,969
		1,971,498

	Canada — 2.2%
5,400	BCE Inc	141,340
1,900	Canadian National Railway Co	125,376
8,300	Canadian Natural Resources	408,829
8,200	EnCana Corp	402,108
3,500	Imperial Oil Ltd	354,998
3,400	Petro-Canada	137,484
2,100	Royal Bank of Canada	142,854
		1,712,989

See accompanying notes to the financial statements.	3

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.2%
3,200	Tele Danmark A/S Class B	170,213

	Finland — 1.6%
18,600	Fortum Oyj	363,094
3,650	Neste Oil Oyj *	122,707
20,450	Nokia Oyj	322,550
7,800	Rautaruukki Oyj	157,303
4,100	Sampo Oyj Class A	64,808
11,700	UPM-Kymmene Oyj	233,958
		1,264,420

	France — 3.2%
5,331	Air France	87,297
1,333	Assurances Generales de France	116,513
3,600	BNP Paribas	262,873
2,169	Carrefour SA	101,112
1,329	Casino Guichard Perrachon SA	93,513
3,609	Cie de Saint-Gobain	220,275
5,042	Credit Agricole SA	134,876
1,934	European Aeronautic Defense and Space Co	65,593
913	Lafarge SA	85,187
1,611	Michelin SA Class B	98,345
2,644	Peugeot SA	164,972
548	Pinault-Printemps-Redoute SA	58,926
3,324	Renault SA	295,491
3,161	Sanofi-Aventis	270,694
7,265	Suez SA	212,602
813	Total SA	214,448
		2,482,717

	Germany — 3.8%
3,219	Altana AG	184,268
4,153	BASF AG	292,757
6,625	Bayer AG	234,801
8,013	Bayerische Motoren Werke AG	361,406

4	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
3,721	Bayerische Vereinsbank *	105,845
1,419	Continental AG	112,670
4,712	Deutsche Post AG (Registered)	119,340
1,830	E. On AG	175,244
2,651	Hannover Rueckversicherungs AG (Registered)	95,769
1,815	Hypo Real Estate Holding AG	89,537
7,313	KarstadtQuelle AG *	97,944
1,598	Linde AG	118,690
957	Merck KGaA	82,424
3,787	RWE AG	254,301
3,323	Schering AG	211,176
7,469	ThyssenKrupp AG	143,447
6,356	Volkswagen AG	335,994
		3,015,613

	Hong Kong — 0.7%
42,000	CLP Holdings Ltd	245,343
64,000	Hong Kong & China Gas	128,774
38,500	Hong Kong Electric Holdings Ltd	186,404
		560,521

	Ireland — 0.7%
4,854	Allied Irish Banks Plc	106,024
6,130	Anglo Irish Bank Corp	82,993
20,864	Bank of Ireland	328,369
		517,386

	Italy — 3.5%
5,207	Autostrade SA	138,162
34,903	Banca Intesa SPA	168,687
5,825	Banche Popolari Unite Scrl	118,997
18,957	Capitalia SPA	106,828
61,015	Enel SPA	542,742
31,379	ENI SPA	930,384
16,003	Fiat SPA *	141,634

See accompanying notes to the financial statements.	5

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
6,787	Mediaset Spa	84,076
7,706	Sanpaolo IMI SPA	110,956
66,480	Telecom Italia Di RISP	175,195
61,949	Telecom Italia SPA	195,873
		2,713,534

	Japan — 12.8%
1,500	Advantest Corp	118,336
4,000	Chiba Bank	28,678
16,600	Chubu Electric Power Co Inc	405,449
20,000	Cosmo Oil Co Ltd	99,708
29,000	Dainippon Ink and Chemicals Inc	91,191
4,400	Eisai Co Ltd	167,447
3,800	Electric Power Development Co	117,729
35,000	Fuji Heavy Industries Ltd	152,838
14,000	Furukawa Electric Co Ltd	66,407
23,000	Hitachi Ltd	141,390
34,000	Hokuhoku Financial Group Inc	102,769
8,000	Honda Motor Co Ltd	430,700
67,000	Isuzu Motors Ltd	207,281
43,000	Itochu Corp	259,367
20	Japan Tobacco Inc	290,150
13,000	Kajima Corp	52,391
13,600	Kansai Electric Power Co Inc	289,972
32,000	Kobe Steel Ltd	76,312
10,300	Kyushu Electric Power Co Inc	233,812
61,000	Marubeni Corp	256,411
30,000	Mazda Motor Corp	118,965
32,200	Mitsubishi Corp	533,157
70,000	Mitsubishi Motors Corp *	102,262
38,000	Mitsui & Co	402,369
14,000	Mitsui Trust Holding Inc	157,933
51	Mizuho Financial Group Inc	285,377
13,500	Nippon Mining Holdings Inc	91,651
13,300	Nissan Motor Co	139,985

6	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
21	NTT Data Corp	72,783
6,000	Olympus Optical Co Ltd	119,029
43,000	Osaka Gas Co Ltd	137,846
83	Resona Holdings Inc	178,911
17,000	Sapporo Holdings Ltd	78,292
1,000	Sega Sammy Holdings Inc	73,609
17,000	Shimizu Corp	91,723
30,000	Sumitomo Corp	285,546
63,000	Sumitomo Metal Industries Ltd	145,894
29,000	Taisei Corp	106,106
9,000	Taisho Pharmaceutical Co Ltd	180,119
14,500	Takeda Pharmaceutical Co Ltd	786,569
11,600	Tohoku Electric Power Co Inc	251,813
15,000	Tokyo Electric Power Co Inc	369,316
20,000	TonenGeneral Sekiyu KK	219,690
7,000	Toppan Printing Co Ltd	70,077
5,300	Toyo Seikan Kaisha Ltd	80,027
28,400	Toyota Motor Corp	1,163,331
7,000	UNY Co Ltd	82,842
3,500	Yamaha Motor Co Ltd	66,109
		9,979,669

	Netherlands — 3.8%
29,753	ABN Amro Holdings NV	716,587
21,163	Aegon NV	298,611
4,256	Akzo Nobel NV	175,051
1,806	Corio NV	105,099
1,363	DSM NV	105,854
5,701	Heineken NV	184,345
39,555	ING Groep NV	1,154,316
13,732	Koninklijke Ahold NV *	122,563
1,415	Rodamco Europe NV	120,501
		2,982,927

See accompanying notes to the financial statements.	7

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Norway — 1.6%
11,600	DnB NOR ASA	122,676
1,600	Frontline Ltd	75,750
1,780	Norsk Hydro ASA	191,403
2,650	Orkla ASA	106,501
26,700	Statoil ASA	655,237
6,500	Yara International ASA	108,652
		1,260,219

	Singapore — 1.6%
71,000	Capitaland Ltd	123,810
9,000	Fraser & Neave Ltd	89,714
15,000	Keppel Corp Ltd	104,114
51,000	Keppel Land Ltd	104,663
38,000	MobileOne Ltd	46,933
81,000	Sembcorp Industrie	135,968
101,000	Singapore Technologies Engineering Ltd	156,446
304,000	Singapore Telecommunications	467,706
		1,229,354

	Spain — 0.6%
9,231	Endesa SA	208,820
9,980	Iberdrola SA	257,733
		466,553

	Sweden — 1.1%
5,000	Electrolux AB	112,687
9,700	Hennes & Mauritz AB Class B	339,090
23,500	Nordea AB	228,487
3,600	Svenska Cellulosa Class B	128,252
4,800	Swedish Match AB	61,151
		869,667

	Switzerland — 0.9%
5,469	Credit Suisse Group	238,374
631	Swisscom AG (Registered)	212,667
1,317	Zurich Financial Services AG	233,710
		684,751

8	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 8.6%
18,359	Aviva Plc	203,437
6,472	BAA Plc	71,502
19,796	BAE Systems Plc	117,101
24,213	Barclays Plc	242,292
4,391	Barratt Developments Plc	56,015
14,686	BHP Billiton Plc	219,327
6,594	Boots Group Plc	73,544
22,191	British Airways Plc *	111,215
7,832	British American Tobacco Plc	158,007
100,414	BT Group Plc	390,731
16,534	Cadbury Schweppes Plc	163,713
30,095	Centrica Plc	135,800
43,635	Dixons Group Plc	119,467
12,281	Gallaher Group Plc	187,594
15,620	GKN Plc	81,274
11,358	GlaxoSmithKline Plc	275,316
6,182	Hanson Plc	64,670
24,154	HBOS Plc	379,858
8,208	Imperial Tobacco Group Plc	228,312
302,043	Invensys Plc *	80,474
31,979	J Sainsbury Plc	163,833
45,107	Lloyds TSB Group Plc	372,475
26,402	National Grid Transco Plc	250,737
4,609	Next Plc	125,781
35,010	O2 Plc	96,944
40,177	Pilkington	95,840
33,180	Royal Bank of Scotland Group	972,739
8,645	Royal Dutch Shell Plc Class A	281,992
11,216	Scottish & Newcastle Plc	93,213
7,026	Scottish & Southern Energy Plc	125,193
5,390	Severn Trent Plc	94,710
12,313	Taylor Woodrow Plc	71,238
53,736	Tesco Plc	316,727
11,552	United Utilities Plc	133,648
6,968	Wimpey (George) Plc	51,667
6,396	Wolseley Plc	130,529
		6,736,915

See accompanying notes to the financial statements.	9

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — 44.9%
2,700	Abercrombie & Fitch Co - Class A	150,148
7,400	Adobe Systems Inc	200,096
3,600	Aetna Inc	286,812
7,300	Albertson’s, Inc.	146,949
6,600	Allstate Corp (The)	370,986
2,400	Alltel Corp.	148,776
18,100	Altria Group, Inc.	1,279,670
1,500	AMBAC Financial Group Inc	102,870
2,200	American Electric Power Co., Inc.	81,796
2,300	American Financial Group, Inc.	77,119
3,200	American Power Conversion Corp.	83,744
2,200	AmerisourceBergen Corp	164,274
4,800	Annaly Mortgage Management, Inc. REIT	72,960
10,100	Apple Computer Inc *	473,993
3,000	Archer Daniels Midland Co	67,530
8,300	AT&T Corp.	163,344
3,800	Autodesk Inc	164,160
900	Autozone, Inc. *	85,050
1,000	Bear Stearns Cos (The) Inc	100,500
3,600	Bed Bath & Beyond Inc *	145,980
18,400	BellSouth Corp.	483,736
3,000	Boeing Co. (The)	201,060
4,600	Burlington Northern Santa Fe Corp	243,892
2,300	Burlington Resources Inc	169,717
3,700	Capital One Financial Corp	304,288
4,200	Cardinal Health Inc	250,362
3,900	Caterpillar Inc	216,411
7,600	Cendant Corp	154,584
3,600	Centerpoint Energy, Inc.	51,156
3,800	Centex Corp	257,450
9,005	Chevron Corp	552,907
300	Chicago Mercantile Exchange	83,280
2,100	Cigna Corp.	242,172
4,200	CNA Financial Corp. *	121,674
2,500	Coach Inc *	82,975
2,400	Cognizant Technology Solutions Corp *	109,272

10	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — continued
4,500	Computer Sciences Corp. *	200,475
14,800	Compuware Corp. *	134,088
16,700	ConocoPhillips	1,101,198
4,400	Conseco Inc. *	91,872
2,900	Constellation Brands Inc Class A *	79,808
5,800	Convergys Corp. *	82,476
7,900	Corning Inc *	157,684
1,800	CSX Corp.	79,074
4,700	CVS Corp	138,039
7,700	D.R. Horton Inc	284,284
19,200	Dell Inc *	683,520
1,300	Devon Energy Corp	79,001
4,200	Dow Chemical Co	181,440
1,200	DTE Energy Co.	54,924
5,100	Duke Energy Corp.	147,849
6,800	Eastman Kodak Co.	165,716
3,500	Edison International	157,605
8,500	EMC Corp *	109,310
1,400	EOG Resources, Inc.	89,362
1,400	Everest Re Group Ltd	129,626
3,100	Exelon Corp	167,059
9,900	Exxon Mobil Corp	593,010
19,300	Fannie Mae	985,072
2,816	Federated Department Stores	194,248
1,700	Federated Investors, Inc.-Class B	52,802
2,100	FedEx Corp	171,024
4,800	Fidelity National Financial Inc	187,776
3,900	First American Corp.	162,279
3,800	First Data Corp	157,890
1,900	First Horizon National Corp.	74,252
1,600	FirstEnergy Corp.	81,648
17,500	Ford Motor Co.	174,475
4,200	FPL Group, Inc.	180,978
1,100	Franklin Resources Inc	88,484
15,100	Freddie Mac	911,738
3,400	Genentech Inc *	319,396

See accompanying notes to the financial statements.	11

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — continued
500	General Dynamics Corp	57,295
8,100	General Electric Co	272,241
11,800	General Motors Corp.	403,442
3,600	Genworth Financial, Inc.-Class A	115,812
3,500	Halliburton Co	216,895
4,200	Harley-Davidson Inc	206,892
1,600	Hartford Financial Services Group Inc	116,880
1,400	HCA Inc	69,020
3,400	Health Net, Inc. *	156,774
1,400	Hershey Co (The)	82,726
21,300	Hewlett-Packard Co	591,288
16,900	Home Depot Inc	681,408
600	Hovnanian Enterprises, Inc. *	36,090
18,200	Intel Corp	468,104
1,300	JC Penney Co Inc Holding Co	63,219
8,900	Johnson & Johnson	564,171
3,000	Jones Apparel Group, Inc.	84,540
2,900	KB Home	215,064
8,700	King Pharmaceuticals Inc *	127,890
5,600	Kraft Foods Inc	173,600
8,800	Kroger Co. *	173,712
1,100	Lafarge North America, Inc.	75,845
900	Lehman Brothers Holdings Inc	95,094
3,400	Lennar Corp Class A	211,140
3,100	Lincare Holdings, Inc. *	131,254
1,500	Lockheed Martin Corp	93,360
1,100	Loews Corp - Carolina Group	42,471
1,800	Loews Corp.	157,842
1,100	Marriott International Inc Class A	69,531
5,000	Marsh & McLennan Cos. Inc	140,250
1,700	MBIA, Inc.	98,549
13,000	MBNA Corp.	327,600
1,400	MDC Holdings, Inc.	106,932
1,300	Medco Health Solutions Inc *	64,051
6,700	Merck & Co., Inc.	189,141
1,800	MGIC Investment Corp	112,374

12	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,600	MGM Mirage *	67,616
2,700	Monsanto Co	172,368
6,900	National City Corp.	252,747
3,200	National Semiconductor Corp.	79,776
3,400	NCR Corp. *	116,348
5,600	Network Appliance Inc *	132,944
1,400	New Century Financial Corp. REIT	60,186
2,200	Nordstrom Inc	73,876
1,200	Northrop Grumman Corp.	67,308
200	NVR, Inc. *	177,000
3,600	Occidental Petroleum Corp	298,908
4,500	Old Republic International Corp.	113,265
17,500	Oracle Corp *	226,975
1,000	Paccar Inc	70,080
2,200	Peabody Energy Corp.	157,674
2,000	PepsiCo Inc	109,700
89,300	Pfizer Inc	2,274,471
2,100	PMI Group (The), Inc.	84,966
1,400	Precision Castparts Corp.	135,352
2,500	Progress Energy, Inc.	108,975
6,900	Providian Financial Corp. *	128,340
1,500	Prudential Financial Inc	96,555
2,500	Radian Group Inc	127,950
1,900	Raytheon Co.	74,518
2,000	Rockwell Automation Inc	104,080
2,700	Rockwell Collins	129,951
2,000	Ryder System, Inc.	70,180
1,800	Ryland Group, Inc.	130,248
3,900	Sabre Holdings Corp.	74,802
10,200	Safeway, Inc.	242,046
4,000	Sara Lee Corp.	76,000
10,900	SBC Communications, Inc.	262,472
1,000	Sears Holdings Corp *	135,860
2,200	SEI Investments Co.	79,552
5,200	Sprint Corp	134,836
3,300	SPX Corp	150,282

See accompanying notes to the financial statements.	13

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United States — continued
2,700	St. Paul Travelers Companies	116,127
1,300	Starbucks Corp *	63,752
2,200	Starwood Hotels & Resorts Worldwide, Inc.	128,260
400	Sunoco, Inc.	29,080
14,100	Tellabs, Inc. *	125,349
6,500	Texas Instruments Inc	212,420
900	Textron, Inc.	64,170
3,200	Toll Brothers, Inc. *	153,760
3,300	Transocean Inc *	194,832
2,600	TXU Corp	252,252
1,200	United Parcel Service Class B	85,068
11,500	UnitedHealth Group Inc	592,250
10,200	UnumProvident Corp.	197,064
900	USG Corp. *	56,565
2,700	Valero Energy Corp	287,550
3,900	VeriSign Inc *	85,020
5,800	Verizon Communications, Inc.	189,718
5,800	Wachovia Corp.	287,796
2,500	Walgreen Co	115,825
7,800	Walt Disney Co	196,482
8,600	Washington Mutual, Inc.	357,588
3,500	WellPoint Inc *	259,875
7,800	Wells Fargo & Co.	465,036
1,600	Whirlpool Corp.	121,680
3,300	Wyeth	151,107
7,200	Yahoo! Inc *	240,048
		35,160,553

	TOTAL COMMON STOCKS (COST $75,182,883)	75,413,186

	PREFERRED STOCKS — 0.1%

	Germany — 0.1%
2,365	Volkswagen AG 3.96%	93,930

	TOTAL PREFERRED STOCKS (COST $98,316)	93,930

14	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 2.6%

	Cash Equivalent — 2.2%
1,700,000	HBOS Treasury Services PLC - Time Deposit 3.55% 09/01/05	1,700,000

	U.S. Government — 0.4%
300,000	U.S. Treasury Bill, 3.64%, due 02/23/06 (a) (b)	294,822

	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,994,684)	1,994,822

	TOTAL INVESTMENTS — 99.1%
	(Cost $77,275,883)	77,501,938

	Other Assets and Liabilities (net) — 0.9%	704,936

	TOTAL NET ASSETS — 100.0%	$78,206,874

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
(b)	Rate shown represents yield-to-maturity.

As of August 31, 2005, 48.9% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

Currency Abbreviations:

AUD – Australian Dollar	HKD – Hong Kong Dollar
CAD – Canadian Dollar	JPY – Japanese Yen
CHF – Swiss Franc	NOK – Norwegian Krone
EUR – Euro	NZD – New Zealand Dollar
GBP – British Pound	SEK – Swedish Krona
SGD – Singapore Dollar

See accompanying notes to the financial statements.	15

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Sales

11/29/05	AUD	430,978	$322,379	$1,974
11/29/05	CAD	375,286	316,658	(3,521)
11/29/05	CHF	548,232	438,981	2,874
11/29/05	EUR	4,552,164	5,621,979	(30,271)
11/29/05	GBP	1,610,716	2,892,408	6,719
11/29/05	HKD	3,730,848	480,115	10
				$(22,215)

Buys

11/29/05	CAD	4,013,460	3,386,474	53,777
11/29/05	EUR	96,899	119,672	(1,403)
11/29/05	GBP	130,861	234,991	(1,087)
11/29/05	JPY	273,077,000	2,480,275	(31,979)
11/29/05	NOK	13,524,000	2,125,258	42,924
11/29/05	NZD	724,218	497,682	(3,038)
11/29/05	SEK	16,908,100	2,238,861	19,739
11/29/05	SGD	1,875,942	1,118,370	(16,582)
				$62,351

16	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Futures contracts

				Net Unrealized
		Expiration		Appreciation
Contracts	Type	Date	Contract Value	(Depreciation)

Sales

290	CAC 40	September 2005	$1,575,453	$12,263
100	DAX	September 2005	597,049	(13,182)
10	FTSE 100	September 2005	95,450	(842)
2,000	MSCI	September 2005	320,785	(946)
1,500	S&P 500	September 2005	1,832,100	(33,324)
15	S&P/MIB	September 2005	620,397	(7,140)
100	SPI 200	September 2005	334,945	(2,920)
10,000	TOPIX	September 2005	114,780	(4,844)
				$(50,935)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	17

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $77,275,883) (Note 2)	$77,501,938
Cash	445,630
Foreign currency, at value (cost $162,099) (Note 2)	51,895
Receivable for investments sold	91,418
Dividends and interest receivable	149,743
Foreign taxes receivable	2,167
Unrealized appreciation on open forward currency contracts (Note 2)	128,017
Receivable for variation margin on open futures contracts (Note 2)	14,126
Receivable for expenses reimbursed by Manager (Note 3)	23,010

Total assets	78,407,944

Liabilities:
Payable for investments purchased	50,593
Payable to affiliate for (Note 3):
Management fee	29,926
Shareholder service fee	9,551
Trustees and Chief Compliance Officer fees	180
Unrealized depreciation on open forward currency contracts (Note 2)	87,881
Accrued expenses	22,939

Total liabilities	201,070
Net assets	$78,206,874

Net assets consist of:
Paid-in capital	$78,000,000
Accumulated undistributed net investment income	178,389
Accumulated net realized loss	(76,794)
Net unrealized appreciation	105,279
$78,206,874

Net assets attributable to:
Class III shares	$78,206,874

Shares outstanding:
Class III	3,888,300

Net asset value per share:
Class III	$20.11

18	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Operations — Period from August 1, 2005 (commencement of operations)
through August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $7,011)	$198,868
Interest	19,268

Total investment income	218,136

Expenses:
Management fee (Note 3)	29,926
Shareholder service fee (Note 3) - Class III	9,551
Custodian and fund accounting agent fees	11,850
Transfer agent fees	2,310
Audit and tax fees	7,170
Legal fees	690
Trustees fees and related expenses (Note 3)	210
Registration fees	570
Miscellaneous	480
Total expenses	62,757
Fees and expenses reimbursed by Manager (Note 3)	(23,010)
Net expenses	39,747

Net investment income (loss)	178,389

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	28,822
Closed futures contracts	21,312
Foreign currency, forward contracts and foreign currency related transactions	(126,928)

Net realized gain (loss) on investments	(76,794)

Change in net unrealized appreciation (depreciation) on:
Investments	226,055
Open futures contracts	(50,935)
Foreign currency, forward contracts and foreign currency related transactions	(69,841)

Net unrealized gain (loss)	105,279

Net realized and unrealized gain (loss)	28,485

Net increase (decrease) in net assets resulting from operations	$206,874

See accompanying notes to the financial statements.	19

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from August 1, 2005
(commencement of operations)
through August 31, 2005
(Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$178,389
Net realized gain (loss)	(76,794)
Change in net unrealized appreciation (depreciation)	105,279
Net increase (decrease) in net assets from operations	206,874

Net share transactions (Note 7):
Class III	77,766,000
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	234,000

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	78,000,000

Total increase (decrease) in net assets	78,206,874

Net assets:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $178,389)	$78,206,874

20	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout the period)

	Period from
	August 1, 2005
	(commencement
	of operations) through
	August 31, 2005
	(Unaudited)
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:

Net investment income (loss)	0.05	†
Net realized and unrealized gain (loss)	0.06

Total from investment operations	0.11

Net asset value, end of period	$20.11
Total Return(a)	0.55	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$78,207
Net expenses to average daily net assets	0.62	%*
Net investment income to average daily net assets	2.80	%*
Portfolio turnover rate	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.36	%*
Purchased premiums and redemption fees consisted of the following per share amounts: †	$0.06

(a)          The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†                  Calculated using average shares outstanding throughout the period.

*                 Annualized

**          Not Annualized

See accompanying notes to the financial statements.	21

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Developed World Stock Fund (the “Fund”), which commenced operations on August 1, 2005, is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks a high total return through investing primarily in equity securities from the world’s developed markets, including the U.S.  The Fund’s benchmark is the MSCI World Index, (a global developed markets equity index that is independently maintained and published by Morgan Stanley Capital International).

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result,  foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

22

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures Contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

23

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

24

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

25

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are withheld in accordance with the applicable country’s tax treaty with the United States.  The foreign withholding tax rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$77,275,883	$2,090,356	$(1,864,301)	$226,055

26

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchase and redemption of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.30%.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transactions costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital.  For the six month period ended August 31, 2005, the Fund received $234,000 in purchase premiums and $0 in redemption fees.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.47% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

27

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.47% of average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended was $120 and $60, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended aggregated $76,808,039 and $1,400,398, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders

As of August 31, 2005, 100.0% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Funds’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

28

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Period from August 1, 2005
	(commencement of operations)
	through August 31, 2005
	Shares	Amount
Class III:
Shares sold	3,888,300	$77,766,000
Shares repurchased	—	—
Purchase premiums and redemption fees	—	$234,000
Net increase (decrease)	3,888,300	$78,000,000

29

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of initial investment management agreement for GMO Developed World Stock Fund

In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The Trustees considered information relevant to the approval of the Fund’s investment management agreement at meetings throughout the year.  In addition, the Trustees met on May 9, 2005 to discuss the materials provided by the Manager for purposes of (a) considering the Manager’s proposal to establish the Fund as a new series of the Trust and the proposed new investment management agreement between the Trust, on behalf of the Fund, and the Manager and (b) meeting with members of the Manager’s International Quantitative division who would be responsible for the management of the Fund.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who would provide services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention to be devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance.

The Trustees gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very favorably to those of comparable funds included in the report. In evaluating the Fund’s advisory fees, the Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund, although they did take into account not only the actual dollar amount of fees to be paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value to be derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail

30

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of other Funds.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund would be consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund’s estimated total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the conclusion of the meeting of the Trustees on May 9, 2005, the Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s initial investment management agreement should be approved.

31

GMO Developed World Stock Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

32

GMO Developed World Stock Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred*
1) Actual	0.62%	$1,000.00	$1,005.50	$0.51
2) Hypothetical	0.62%	$1,000.00	$1,003.60	$0.51

*                 Expenses are calculated using the Class’s annualized net expense ratio for the period ended August 31, 2005, multiplied by the average account value over the period, multiplied by 30 days in the period, divided by 365 days in the year.

33

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 — (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	83.2%
Loan Assignments	8.4
Loan Participations	7.4
Swaps	3.8
Short-Term Investment(s)	2.7
Call Options Purchased	2.4
Mutual Funds	0.8
Rights and Warrants	0.4
Promissory Notes	0.3
Put Options Purchased	0.3
Futures	0.0
Written Options	(0.3)
Forward Currency Contracts	(0.4)
Reverse Repurchase Agreements	(12.5)
Other Assets and Liabilities (net)	3.5
100.0%

*                 The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 — (Unaudited)

Country Summary *	% of Investments**
Brazil	17.3
Mexico	17.1
Russia	16.6
Venezuela	8.5
Turkey	5.7
Ukraine	4.3
Philippines	3.0
Colombia	2.9
Peru	2.5
Qatar	1.9
Indonesia	1.8
Uruguay	1.7
Argentina	1.3
Algeria	1.3
Nigeria	1.3
India	1.1
Vietnam	1.1
Jamaica	1.0
Malaysia	1.0
Ivory Coast	0.9
Ecuador	0.8
Chile	0.7
Panama	0.7
Thailand	0.7
Serbia	0.6
Dominican Republic	0.5
Egypt	0.5
Bulgaria	0.4
Bosnia	0.4
Africa	0.4
Costa Rica	0.4
Macedonia	0.4
Poland	0.4
South Africa	0.4
Morocco	0.3
El Salvador	0.3
China	0.2
Nicaragua	0.2
Tunisia	0.2
Belize	0.1
Kazakhstan	0.1
Trinidad & Tobago	0.1
Lebanon	(0.1)
South Korea	(0.8)
Other	(0.2)
100.0%

*                The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**         The table excludes short-term investments.

2

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		DEBT OBLIGATIONS — 77.7%

		Argentina — 5.6%

		Foreign Government Obligations
USD	32,000,000	Republic of Argentina Discount Bond Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 4.38%, due 03/31/23 (a)	17,280,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,183,786
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a)(b)	914,632
ARS	7,787,667	Republic of Argentina Global Bond, 2.00%, due 02/04/18 (a)	2,905,077
USD	3,433,525	Republic of Argentina Global Bond, 12.25%, due 06/19/18 (a)	1,064,393
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	7,963,500
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	2,079,300
USD	8,000,000	Republic of Argentina Global Bond, 9.75%, due 09/19/27 (a)	2,480,000
USD	3,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	824,112
USD	45,720,000	Republic of Argentina Global Bond, 12.00%, due 06/19/31 (a)	13,716,000
USD	24,087	Republic of Argentina Global Bond, 8.28%, due 12/31/33	21,895
USD	198,230	Republic of Argentina Global Bond Series 2008, Step Up, 15.50%, due 12/19/08 (a)	65,416
DEM	20,000,000	Republic of Argentina Global Bond Series DM, 5.87%, due 03/31/23 (a)	7,190,901
EUR	3,500,000	Republic of Argentina Global Bond Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,284,590
USD	15,000,000	Republic of Argentina Global Bond Series L-GP, Variable Rate, Step Up, 6.00%, due 03/31/23 (a)	8,100,000
USD	31,390,000	Republic of Argentina Global Bond, Reg. S, Variable Rate, 3 mo. LIBOR + .58%, 9.30%, due 04/06/49 (a)	8,318,350
EUR	42,000,000	Republic of Argentina Global Bond, Step Up, 1.20%, due 12/31/38	18,524,006
USD	149,600,000	Republic of Argentina Global Bond, Step Up, 1.33%, due 12/31/38	54,080,400
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	348,200
JPY	500,000,000	Republic of Argentina Series EMTN, 7.40%, due 04/25/06 (a)(b)	1,264,794
EUR	2,500,000	Republic of Argentina Series EMTN, Variable Rate, 3 mo. EURIBOR +5.10%, 7.28%, due 12/22/49 (a)	863,590
		Total Argentina	150,472,942

See accompanying notes to the financial statements.	3

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Belize — 0.1%

		Foreign Government Obligations
USD	4,000,000	Belize Government International Bond, 9.50%, due 08/15/12	3,400,000

		Bosnia & Herzegovina — 0.5%

		Foreign Government Obligations
DEM	24,991,560	Bosnia & Herzegovina Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	13,399,567

		Brazil — 15.1%

		Foreign Government Obligations
USD	41,177,000	Brazil DCB (Bearer), Series 18 Yr, Variable Rate, 6 mo. LIBOR + .88%, 4.31%, due 04/15/12	39,735,805
USD	73,706,830	Brazil DCB (Registered), Variable Rate, 6 mo. LIBOR + .88%, 4.31%, due 04/15/12	71,127,091
USD	49,525,000	Brazil Discount ZL Bond Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 4.25%, due 04/15/24	46,801,125
USD	16,197,299	Brazil FLIRB (Registered), Variable Rate, 6 mo. LIBOR + .81%, 4.25%, due 04/15/09	15,873,353
USD	6,852,920	Brazil MYDFA Trust Certificates, 144A, Variable Rate, 6 mo. LIBOR + .81%, 4.13%, due 09/15/07	6,732,994
USD	11,191,791	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	10,772,099
USD	560,258	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	528,042
EUR	2,000,000	Republic of Brazil, 11.50%, due 04/02/09	2,969,516
EUR	20,000,000	Republic of Brazil, 11.00%, due 02/04/10	29,695,159
EUR	8,000,000	Republic of Brazil, 9.50%, due 01/24/11	11,379,649
USD	24,000,000	Republic of Brazil, 8.75%, due 02/04/25	24,480,000
USD	4,000,000	Republic of Brazil, 12.25%, due 03/06/30	5,290,000
USD	11,500,000	Republic of Brazil, 8.25%, due 01/20/34	11,155,000
USD	110,250,000	Republic of Brazil, 11.00%, due 08/17/40 (c)	131,362,875
		Total Brazil	407,902,708

4	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Bulgaria — 0.5%

		Foreign Government Obligations
USD	10,822,000	Republic of Bulgaria, Reg S, 8.25%, due 01/15/15	13,432,808

		China — 0.3%

		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	8,342,110

		Colombia — 0.5%

		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	8,736,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,522,000
		Total Colombia	13,258,000

		Costa Rica — 0.3%

		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,247,500
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,466,840
		Total Costa Rica	7,714,340

		Dominican Republic — 1.6%

		Foreign Government Obligations
USD	2,650,481	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.00%, due 08/30/09	2,592,170
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.38%, due 08/30/24	39,578,010
		Total Dominican Republic	42,170,180

See accompanying notes to the financial statements.	5

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Ecuador — 0.6%

		Foreign Government Obligations
USD	2,755,597	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 4.87%, due 02/27/15 (b)	1,530,887
USD	15,587,000	Republic of Ecuador, Variable Rate, Step Up, 9.00%, due 08/15/30	13,794,495
		Total Ecuador	15,325,382

		El Salvador — 0.5%

		Foreign Government Obligations
USD	7,000,000	Republic of El Salvador, Reg S, 8.50%, due 07/25/11	8,102,500
USD	4,000,000	Republic of El Salvador, Reg S, 8.25%, due 04/10/32	4,380,000
		Total El Salvador	12,482,500

		Ivory Coast — 1.0%

		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FF, Variable Rate, Step Up, 4.00%, due 03/31/28 (a)	2,397,974
FRF	155,755,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18 (a)	15,481,206
FRF	256,889,500	Ivory Coast PDI, Series FF, Variable Rate, Step Up, 1.90%, due 03/30/18 (a)	8,696,671
		Total Ivory Coast	26,575,851

		Jamaica — 0.7%

		Corporate Debt — 0.6%
USD	17,000,000	Air Jamaica Limited, Reg S, 9.38%, due 07/08/15	16,893,750

		Foreign Government Obligations — 0.1%
USD	3,000,000	Government of Jamaica, 10.63%, due 06/20/17	3,300,000
		Total Jamaica	20,193,750

6	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Jordan — 0.0%

		Foreign Government Obligations
USD	355,271	Hashemite Kingdom of Jordan IAB, Variable Rate, 6 mo. LIBOR + .81%, 4.50%, due 12/23/05	355,272

		Kazakhstan — 0.2%

		Foreign Government Obligations
USD	4,000,000	Kaztransoil, Reg S, 8.50%, due 07/06/06	4,132,000

		Luxembourg — 0.7%

		Corporate Debt
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 07/02/35	19,083,600

		Macedonia — 0.7%

		Foreign Government Obligations
USD	19,956,771	Macedonia Capitalization Bond, PIK, Variable Rate, 6 mo. LIBOR + .81%, 4.54%, due 07/13/12	19,108,608

		Malaysia — 1.3%

		Corporate Debt — 1.0%
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	12,351,140
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/03/12	14,158,271
			26,509,411

		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	9,218,710

		Total Malaysia	35,728,121

See accompanying notes to the financial statements.	7

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Mexico — 9.2%

		Corporate Debt — 2.5%
USD	4,000,000	Pemex Project Funding Master Trust, 8.63%, due 02/01/22	4,940,000
GBP	7,689,000	Pemex Project Funding Master Trust Series EMTN, 7.50%, due 12/18/13	15,281,285
USD	16,500,000	Pemex Project Funding Master Trust, 144A, 9.50%, due 09/15/27 (c)	21,697,500
EUR	7,500,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	10,539,328
USD	8,000,000	Pemex Project Funding Master Trust, Reg S, 6.63%, due 06/15/35	7,963,536
ITL	11,955,000,000	Petroleos Mexicanos, Series EMTN, Variable Rate, 11.25% - 12 mo. IL LIBOR, 8.88%, due 03/04/08	8,483,615
			68,905,264

		Foreign Government Obligations — 6.7%
DEM	40,000,000	United Mexican States, 8.25%, due 02/24/09	29,495,310
USD	71,000,000	United Mexican States, 8.30%, due 08/15/31	89,992,500
USD	10,000,000	United Mexican States Global Bond, 11.50%, due 05/15/26	16,200,000
ITL	28,000,000,000	United Mexican States Series EMTN, 11.00%, due 05/08/17	27,920,040
GBP	8,274,000	United Mexican States Series GMTN, 6.75%, due 02/06/24	16,033,761
			179,641,611
		Total Mexico	248,546,875

		Nicaragua — 0.3%

		Foreign Government Obligations
USD	10,194,188	Republic of Nicaragua BPI Series E, 5.00%, due 02/01/11	8,412,958

		Nigeria — 1.0%

		Foreign Government Obligations
USD	27,000,000	Central Bank of Nigeria Par Bond Series WW, Step Up, 6.25%, due 11/15/20	26,730,000

8	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Panama — 0.7%

		Foreign Government Obligations
USD	4,000,000	Republic of Panama, 9.38%, due 01/16/23	4,980,000
USD	14,317,875	Republic of Panama PDI Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.69%, due 07/17/16	13,924,133
		Total Panama	18,904,133

		Peru — 4.5%

		Foreign Government Obligations
USD	17,745,750	Peru FLIRB, Series 20 Yr, Variable Rate, Step Up, 5.00%, due 03/07/17	17,080,284
USD	25,000,000	Peru Par Bond, Series 30 Yr, Variable Rate, Step Up, 3.00%, due 03/07/27	19,250,000
USD	7,781,140	Peru Trust II Series 98-A LB, 0.00%, due 02/28/16	5,513,716
USD	19,848,561	Peru Trust Series 97-I-P Class A3, 0.00%, due 12/31/15	13,254,075
USD	8,000,000	Republic of Peru, 7.35%, due 07/21/25	8,300,000
USD	40,381,000	Republic of Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.06%, due 03/07/27	37,958,140
EUR	13,700,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	19,732,723
		Total Peru	121,088,938

		Philippines — 4.6%

		Corporate Debt — 0.3%
USD	8,500,000	National Power Corp Global Bond, 8.40%, due 12/15/16	7,820,000

		Foreign Government Obligations — 4.3%
USD	59,501,000	Central Bank of the Philippines Series A, 8.60%, due 06/15/27	55,633,435
USD	4,310,000	Central Bank of the Philippines Series B, Variable Rate, Step Up, 6.50%, due 12/01/17	4,245,350
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	16,488,401
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11	28,817,505
USD	7,450,000	Republic of Philippines, 10.63%, due 03/16/25	8,446,065
USD	1,800,000	Republic of Philippines, Variable Rate, 6 mo. LIBOR + .81%, 4.38%, due 12/01/09	1,710,000
			115,340,756
		Total Philippines	123,160,756

See accompanying notes to the financial statements.	9

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Poland — 0.7%

		Foreign Government Obligations
USD	10,000,000	Delphes Co No. 2 Ltd, Reg S, 7.75%, due 05/05/09	11,050,000
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,615,000
		Total Poland	17,665,000

		Qatar — 1.3%

		Foreign Government Obligations
USD	23,400,000	Qatar Government International Bond, Reg S, 9.75%, due 06/15/30	36,387,000

		Russia — 7.9%

		Foreign Government Obligations
EUR	45,000,000	Aries Vermogensverwaltung Reg S, 7.75%, due 10/25/09	64,954,305
USD	91,500,000	Aries Vermogensverwaltung Reg S, 9.60%, due 10/25/14	119,865,000
USD	23,959,434	Russian Federation Reg S, Variable Rate, Step Up, 5.00%, due 03/31/30	27,343,704
		Total Russia	212,163,009

		Serbia — 0.5%

		Foreign Government Obligations
USD	13,868,290	Republic of Serbia, 144A, Step Up, 3.75%, due 11/01/24	12,186,760
USD	1,097,736	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	964,635
		Total Serbia	13,151,395

		South Africa — 0.1%

		Foreign Government Agency
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	2,657,435

		South Korea — 0.2%

		Foreign Government Agency
USD	6,000,000	Export Import Bank of Korea, 7.10%, due 03/15/07	6,242,115

10	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Thailand — 0.2%

		Foreign Government Agency
USD	5,000,000	PTT Public Co Ltd, 144A, 5.75%, due 08/01/14	5,224,988

		Tunisia — 0.1%

		Foreign Government Obligations
JPY	360,000,000	Banque Centrale De Tunisie Series 6RG, 4.35%, due 08/15/17	3,772,699

		Turkey — 0.7%

		Foreign Government Obligations
USD	20,000,000	Republic of Turkey, 7.00%, due 06/05/20	19,275,000

		Ukraine — 0.8%

		Corporate Debt — 0.4%
USD	9,000,000	Dresdner (Ukreximbank), 8.75%, due 02/10/10	9,405,000

		Foreign Government Obligations — 0.4%
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, Note, 7.75%, due 09/23/09	10,450,000
USD	746,700	Ukraine Government International Bond Series, Reg S, 11.00%, due 03/15/07	782,168
		Total Ukraine	20,637,168

		United Kingdom — 0.5%

		Asset-Backed Securities
GBP	2,658,950	RMAC, Series 2003-NS1X A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.31%, due 06/12/35	4,811,850
GBP	4,297,374	RMAC, Series 2003-NS2A A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.26%, due 09/12/35	7,771,450
		Total United Kingdom	12,583,300

See accompanying notes to the financial statements.	11

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		United States — 3.6%

		Asset-Backed Securities — 2.2%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, Variable Rate, 1 mo. LIBOR + .48%, 4.05%, due 05/15/24	2,520,000
USD	1,606,855	California Infrastructure PG&E, Series 97-1, Class A7, 6.42%, due 09/25/08	1,624,744
USD	1,870,685	Chevy Chase Mortgage Funding Corp, Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 3.43%, due 10/25/34	1,876,020
USD	3,478,231	CHYPS CBO Ltd., Series 1997-1A, Class A2A, 6.72%, due 01/15/10	2,260,850
USD	4,315,091	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 4.08%, due 10/25/30	4,352,718
USD	5,000,000	Golden Securities Corp, Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 3.81%, due 12/02/13	5,001,050
USD	15,000,000	Huntsman International Asset-Backed Securities Ltd Series 1, Class A1, Variable Rate, 1 mo. LIBOR + .39%, 3.96%, due 03/15/07	14,967,600
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, Variable Rate, 3 mo. LIBOR + .45%, 3.88%, due 12/20/09	10,020,000
USD	3,307,276	Quest Trust, Series 03-X4A, 144A, AMBAC, Variable Rate, 1 mo LIBOR + .43%, 4.07%, due 12/25/33	3,304,868
USD	604,608	Rhyno CBO Delaware Corp, Series 97-1, Class A-2, 144A, Step Up, 6.33%, due 09/15/09	610,001
USD	12,668,254	SHYPPCO Finance Co, Series 1I, Class A-2B, 144A, 6.64%, due 06/15/10	12,224,865
			58,762,716

		U.S. Government — 1.4%
USD	37,321,210	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (d)(e)	39,583,808
		Total United States	98,346,524

		Uruguay — 2.2%

		Foreign Government Obligations
USD	300,000	Republic of Uruguay, 7.63%, due 01/20/12	282,000
USD	1,000,000	Republic of Uruguay, 7.50%, due 03/15/15	995,000
USD	10,000,000	Republic of Uruguay, 9.25%, due 05/17/17	10,900,000
USD	27,991,320	Republic of Uruguay, 7.88%, due 01/15/33 (c)	26,591,754
USD	3,706,000	Uruguay Government International Bond, 7.00%, due 04/07/08	3,668,940

12	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Uruguay — continued

		Foreign Government Obligations — continued
USD	400,000	Uruguay Government International Bond, 7.88%, due 03/25/09	396,000
USD	4,775,000	Uruguay Government International Bond, 7.25%, due 05/04/09	4,560,125
USD	71,533	Uruguay Government International Bond PIK, 7.88%, due 01/15/33	67,957
JPY	1,648,000,000	Uruguay Government International Bond Series 3BR, 2.50%, due 03/14/11	13,101,816
		Total Uruguay	60,563,592

		Venezuela — 7.5%

		Foreign Government Obligations
EUR	25,000,000	Republic of Venezuela, 11.00%, due 03/05/08	35,700,194
EUR	8,400,000	Republic of Venezuela, 11.13%, due 07/25/11	13,031,573
USD	7,000,000	Republic of Venezuela, 8.50%, due 10/08/14	7,385,000
USD	28,750,000	Republic of Venezuela, 9.38%, due 01/13/34	31,193,750
USD	515,717	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 4.52%, due 12/18/07 (b)	507,981
USD	5,021,739	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 4.56%, due 12/18/08	4,795,761
DEM	34,500,000	Republic of Venezuela Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.75%, due 03/31/20 (b)	20,728,245
CHF	7,618,973	Republic of Venezuela FLIRB Series SFR, Variable Rate, CHF 6 mo. LIBOR + .88%, 1.75%, due 03/31/07	5,619,608
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	19,328,921
USD	34,296	Republic of Venezuela New Money Bond Series A Odd Lot, Variable Rate, 6 mo. LIBOR + 1%, 2.44%, due 12/18/05 (b)	33,781
USD	26,471	Republic of Venezuela New Money Bond Series A Odd Lot, Variable Rate, 6 mo. LIBOR + 1%, 3.75%, due 12/18/05 (b)	26,074
USD	637,676	Republic of Venezuela New Money Bond Series A Odd Lot, Variable Rate, 6 mo. LIBOR + 1%, 4.69%, due 12/18/05 (b)	628,110
USD	27,824	Republic of Venezuela New Money Bond Series A Odd Lot, Variable Rate, 6 mo. LIBOR + 1%, 4.69%, due 12/19/05 (b)	27,407
USD	511,764	Republic of Venezuela New Money Bond Series A, Variable Rate, 6 mo. LIBOR + 1%, 4.69%, due 12/18/05	509,206
USD	153,203	Republic of Venezuela New Money Bond Series B Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 3.75%, due 12/18/05 (b)	150,905
DEM	120,000	Republic of Venezuela New Money Bond Series B-NP, Variable Rate, 6 mo. DEM LIBOR + .88%, 3.06%, due 12/18/05	65,475

See accompanying notes to the financial statements.	13

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Venezuela — continued

		Foreign Government Obligations — continued
USD	58,824	Republic of Venezuela New Money Bond Series B-NP, Variable Rate, 6 mo. LIBOR + .88%, 3.75%, due 12/18/05	57,941
DEM	24,500,000	Republic of Venezuela Par Bond, 6.66%, due 03/31/20	14,410,976
USD	20,000,000	Republic of Venezuela Par Bond Series B, 6.75%, due 03/31/20	19,950,000
FRF	54,175,000	Republic of Venezuela Par Bond Series WOIL, 7.71%, due 03/31/20	10,214,509
USD	18,000,000	Republic of Venezuela Reg S, Variable Rate, 3 mo. LIBOR + 1.00%, 4.64%, due 04/20/11	17,100,000
		Total Venezuela	201,465,417

		Vietnam — 0.9%

		Foreign Government Obligations
USD	4,000,000	Vietnam Discount Bond Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 4.06%, due 03/13/28	3,460,000
USD	19,750,000	Vietnam Par Bond Series 30 Yr, Variable Rate, Step Up, 3.75%, due 03/12/28	15,405,000
USD	5,739,130	Vietnam PDI Series 18 Yr, Variable Rate, Step Up, 4.06%, due 03/12/16	5,280,000
		Total Vietnam	24,145,000

		TOTAL DEBT OBLIGATIONS (COST $1,947,646,509)	2,094,201,041

		LOAN ASSIGNMENTS — 8.5%

		Algeria — 1.2%
JPY	114,330,038	Algeria Tranche 1 Loan Agreement, JPY 6 mo. LIBOR + .8125%, (0.9375%), due 03/04/10	1,027,721
JPY	3,031,347,211	Algeria Tranche 3 Loan Agreement, JPY LIBOR + .8125%, (0.9375%), due 03/04/10	27,248,988
JPY	468,750,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.8125%, (2.3875%), due 03/04/10	4,213,626
			32,490,335

		Argentina — 0.0%
ARS	15,432,863	Argentina INDER Certificates (a)	369,169

14	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Congo Republic (Brazzaville) — 0.5%
EUR	4,976,732	Republic of Congo Loan Agreement *	1,320,056
EUR	14,565,612	Republic of Congo Loan Agreement *	3,863,463
FRF	102,097,963	Republic of Congo Loan Agreement *	4,128,476
USD	8,496,466	Republic of Congo Loan Agreement *	1,826,740
EUR	6,987,247	Republic of Congo Loan Agreement *	1,853,336
			12,992,071

		Indonesia — 2.2%
EUR	4,285,467	Republic of Indonesia Bilateral Loan Agreement, Variable Rate, Austrian Export Financing + .60%, 4.10%m due 06/01/21	4,229,585
USD	23,010,859	Republic of Indonesia Loan Agreement dated September 29, 1995, 3 mo. LIBOR +.88%, (4.35%), due 09/29/19	20,479,665
USD	2,850,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 01/25/06	2,821,500
USD	2,850,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 01/25/06	2,821,500
USD	3,800,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 01/25/06	3,762,000
JPY	230,040,002	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + 0.88% (0.95%), due 03/29/13	1,849,631
USD	4,807,000	Republic of Indonesia Loan Agreement, dated January 1, 1994 (3.04375%), due 03/29/13	4,386,387
USD	12,844,000	Republic of Indonesia Loan Agreement, dated June 14, 1995 3 mo. LIBOR + .88%, (4.50%), due 12/14/2019	10,532,080
USD	8,686,602	Republic of Indonesia Loan Agreement, dated September 29, 2004, 6 mo. LIBOR, (3.6875%), due 12/01/19	8,078,540
			58,960,888

		Morocco — 0.3%
USD	7,159,091	Morocco Restructuring and Consolidating Agreement Tranche A, 6 mo. LIBOR + .8125% (4.81%), due 01/01/09	7,123,295

		Russia — 4.3%
USD	12,727,607	Russia Foreign Trade Obligations*(b)	16,713,893
USD	7,489,028	Russia Foreign Trade Obligations*(b)	9,767,191
USD	269,844	Russia Foreign Trade Obligations*(b)	345,562
USD	3,281,440	Russia Foreign Trade Obligations*(b)	4,470,962
USD	3,113,332	Russia Foreign Trade Obligations*(b)	4,160,345

See accompanying notes to the financial statements.	15

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Russia — continued
ATS	1,208,022	Russia Foreign Trade Obligations*(b)	127,477
ATS	964,717	Russia Foreign Trade Obligations*(b)	97,590
ATS	1,733,698	Russia Foreign Trade Obligations*(b)	168,898
ATS	447,177	Russia Foreign Trade Obligations*(b)	52,585
ATS	631,501	Russia Foreign Trade Obligations*(b)	56,346
FRF	3,660,000	Russia Foreign Trade Obligations*(b)	728,491
FRF	3,660,000	Russia Foreign Trade Obligations*(b)	667,846
FRF	3,660,000	Russia Foreign Trade Obligations*(b)	622,621
FRF	3,660,000	Russia Foreign Trade Obligations*(b)	579,943
FRF	3,660,000	Russia Foreign Trade Obligations*(b)	547,039
NLG	495,100	Russia Foreign Trade Obligations*(b)	328,614
FRF	71,883,000	Russia Foreign Trade Obligations*(b)	16,573,546
USD	33,641,081	Russia Foreign Trade Obligations*(b)	43,534,923
DEM	2,503,894	Russia Foreign Trade Obligations*(b)	1,441,526
CHF	231,420	Russia Foreign Trade Obligations*(b)	167,554
USD	10,840,000	Russia Foreign Trade Obligations*(b)	14,587,388
			115,740,340

		TOTAL LOAN ASSIGNMENTS (COST $192,839,846)	227,676,098

		LOAN PARTICIPATIONS — 7.4%

		Algeria — 0.3%
JPY	125,000,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.8125%, (2.3875%), (Participation with Salomon), due 03/04/10	1,123,634
JPY	840,789,474	Algeria Tranche S1 Loan Agreement, JPY Long Term Prime + .8125%, (2.14889%), (Participation with Merrill Lynch), due 03/04/10	7,557,914
			8,681,548

		Egypt — 0.1%
CHF	6,792,326	Paris Club Loan (Participation with Standard Chartered Bank) *(b)	3,450,091

		Indonesia — 1.6%
USD	558,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), (Participation with Salomon), due 01/25/06	552,420
USD	558,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), (Participation with Salomon), due 01/25/06	552,420

16	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		Indonesia — continued
USD	744,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), (Participation with Salomon), due 01/25/06	736,560
USD	29,467,202	Republic of Indonesia Loan Agreement, 3 mo. LIBOR + 1.25%, (3.54%), (Participation with Deutsche Bank), due 02/12/13	27,109,826
USD	238,553	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.70%, (4.13%), (Participation with Deutsche Bank), due 10/05/05	236,167
JPY	1,360,000,000	Republic of Indonesia Loan Agreement, dated January 1, 1994 JPY LIBOR + .88% (.95%), (Participation with Deutsche Bank), due 03/29/13	11,211,492
USD	474,240	Republic of Indonesia Loan Agreement, dated June 14, 1995 3 mo. LIBOR + .88%, (4.50%), (Participation with Salomon), due 12/14/19	388,877
USD	474,240	Republic of Indonesia Loan Agreement, dated June 14, 1995 3 mo. LIBOR + .88%, (4.50%), (Participation with Salomon), due 12/14/19	388,877
USD	632,320	Republic of Indonesia Loan Agreement, dated June 14, 1995 3 mo. LIBOR + .88%, (4.50%), (Participation with Salomon), due 12/14/19	518,502
			41,695,141

		Poland — 0.8%
JPY	2,380,000,000	Poland Paris Club (Participation with Deutsche Bank), due 3/31/09	22,189,538

		Russia — 4.6%
USD	10,000,000	Russia Foreign Trade Obligations, (Participation with Banca Lombardi) *(b)	13,419,000
USD	531,297	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) *(b)	759,383
USD	214,371	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) *(b)	273,302
USD	81,965	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) *(b)	109,915
DEM	2,625,598	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) *(b)	1,956,441
DEM	10,399,680	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) *(b)	7,167,367
USD	23,887,341	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/10	21,988,297
EUR	6,727,197	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/10	9,129,278
EUR	9,828,492	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/16	13,337,952
EUR	27,903,890	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20	37,867,531
EUR	6,916,483	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20	9,386,152
USD	8,849,042	Russian Paris Club Debt, (Participation with Standard Bank), due 08/20/16	8,145,543
			123,540,161
		TOTAL LOAN PARTICIPATIONS (COST $148,372,511)	199,556,479

See accompanying notes to the financial statements.	17

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)

		PROMISSORY NOTES — 0.3%

		Nigeria — 0.3%
USD	27,000,000	Central Bank of Nigeria Promissory Notes, Series RC, 5.09%, due 1/5/2010	8,505,000

		TOTAL PROMISSORY NOTES (COST $12,519,122)	8,505,000

		CALL OPTIONS PURCHASED — 2.3%

		Options on Interest Rate Swaps — 0.2%
USD	61,146,497	KRW/USD Swaption, Expires 02/24/09, Strike 6.05	2,953,560
USD	63,119,137	KRW/USD Swaption, Expires 04/08/09, Strike 6.2	320,412
MXN	125,000,000	MXN/USD Swaption, Expires 10/12/05, Strike 9.73	7,846
MXN	250,000,000	MXN/USD Swaption, Expires 10/7/05, Strike 9.57	250,188
TWD	1,849,200,000	TWD/USD Interest Rate Option, 2.19%, Expires 3/15/10, Strike 2.19	417,734
TWD	1,849,200,000	TWD/USD Interest Rate Option, 2.19%, Expires 3/16/10, Strike 2.19	1,091,453
			5,041,193

		Options on Bonds — 0.2%
USD	4,000,000	Mexico Government International Bond, 6.75%, due 9/27/34, Expires 9/9/05, Strike 105.25	125,920
USD	50,000,000	Mexico Government International Bond, 8.30%, due 8/15/31, Expires 9/23/05, Strike 124.75	1,190,455
USD	25,000,000	Mexico Government International Bond, 8.30%, due 8/15/31, Expires 9/23/05, Strike 124.875	580,145
USD	20,000,000	Mexico Government International Bond, 8.30%, due 8/15/31, Expires 9/26/05, Strike 125.125	429,928
EUR	115,000,000	Poland Government International Bond, 4.20%, due 4/15/20, Expires 9/19/05, Strike 25	22,036
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 9/19/05, Strike 156.25	19,189
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 10/21/05, Strike 153.75	57,543
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 10/24/05, Strike 153.55	61,091
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 11/22/05, Strike 155.375	49,762

18	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)

		Options on Bonds — continued
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 11/7/05, Strike 151.75	87,533
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 9/1/05, Strike 159.25	1
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 9/12/05, Strike 155.625	19,738
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 9/15/05, Strike 155.3	25,259
USD	2,000,000	Qatar Government International Bond, 9/75%, due 6/15/30, Expires 9/6/05, Strike 158.5	1,432
USD	28,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 9/12/05, Strike 118.95	228,500
USD	32,000,000	Republic of Brazil, 8.25%, due 1/20/34, Expires 9/29/05, Strike 96.5	491,693
USD	35,000,000	Republic of Turkey, 11.875%, due 1/15/30, Expires 9/1/05, Strike 142.25	18,242
USD	25,000,000	Republic of Venezuela, 9.25%, due 9/15/27, Expires 9/15/05, Strike 107	409,313
USD	40,000,000	Republic of Venezuela, 9.25%, due 9/15/27, Expires 9/28/05, Strike 106.4	161,092
USD	30,000,000	Republic of Venezuela, 9.375%, due 1/13/34, Expires 9/26/05, Strike 106	736,089
USD	80,000,000	Russia Federation Bond, 5.00%, due 3/31/30, Expires 9/12/05, Strike 111.5	2,096,952
			6,811,913

		Currency Options — 1.9%
USD	30,000,000	BRL Put/USD Call Expires 6/20/2006 Strike 2.703	2,328,450
USD	40,000,000	Republic of Brazil Real, Expires 4/07/06, Strike 2.954	6,921,760
USD	40,000,000	Republic of Brazil, Expires 4/20/06, Strike 2.939	6,472,240
USD	40,000,000	Republic of Brazil, Expires 4/25/07, Strike 3.24	6,418,560
USD	110,000,000	Republic of Brazil, Expires 4/27/06, Strike 2.8715	15,424,310
USD	30,000,000	Republic of Brazil, Expires 4/6/06, Strike 2.985	5,527,980
USD	60,000,000	Republic of Brazil, Expires 5/17/06, Strike 2.822	7,106,760
USD	30,000,000	USD Put/BRL Call Expires 6/20/2006 Strike 2.703	1,433,490
			51,633,550

		TOTAL CALL OPTIONS PURCHASED (COST $35,468,097)	63,486,656

See accompanying notes to the financial statements.	19

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)

		PUT OPTIONS PURCHASED — 0.3%

		Options on Interest Rate Swaps — 0.2%
MXN	125,000,000	MXN Swaption, Expires 10/12/05, Strike 9.73	207,525
MXN	250,000,000	MXN Swaption, Expires 10/07/05, Strike 9.57	46,630
USD	61,146,497	KRW Swaption, Expires 02/24/2009, Strike 6.05	348,163
USD	63,119,137	KRW Swaption, Expires 04/08/2009, Strike 6.20	3,329,867
			3,932,185

		Options on Bonds — 0.0%
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 10/21/05, Strike 149.75	8,528
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 10/4/05, Strike 152.25	10,821
USD	2,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 11/22/05, Strike 151.375	26,043
USD	20,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 9/30/05, Strike 154	133,614
USD	28,000,000	Republic of Brazil, 8.25%, due 1/20/34, Expires 9/15/05, Strike 96.2	148,414
USD	55,000,000	Russia Federation Bond, 5.00%, due 3/31/20, Expires 9/12/05, Strike 110.75	1,661
USD	40,000,000	Russia Federation Bond, 5.00%, due 3/31/30, Expires 9/6/05, Strike 111.125	112
USD	40,000,000	Russia Federation Bond, 5.00%, due 3/31/30, Expires 9/6/05, Strike 111.6875	588
			329,781

		Currency Options — 0.1%
USD	40,000,000	Republic of Brazil Real, Expires 4/25/2007, Strike 3.24	2,296,840
USD	30,000,000	Republic of Brazil Real, Expires 4/6/2006, Strike 2.985	559,860
			2,856,700

		TOTAL PUT OPTIONS PURCHASED (COST $11,379,547)	7,118,666

20	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 6.1%

4,591,219	GMO Short-Duration Collateral Fund (f)	117,948,427
21,409	GMO Special Purpose Holding Fund (f)	225,012
1,059,796	GMO World Opportunity Overlay Fund (f)	26,367,725
19,813,499	Merrimac Cash Series, Premium Class	19,813,499

	TOTAL MUTUAL FUNDS (COST $163,200,231)	164,354,663

	RIGHTS AND WARRANTS — 0.4%

	Mexico — 0.0%
33,077,000	United Mexican States Value Recovery Rights Series D, Expires 6/30/06 **	876,540
2,942,000	United Mexican States Value Recovery Rights Series F, Expires 6/30/08 **	69,137
		945,677

	Nigeria — 0.0%
25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 **	550,000

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights Series VRRB, Expires 01/02/21 **	—

	Venezuela — 0.4%
164,215	Republic of Venezuela Bond Warrants, Expires 4/18/20 **	3,941,160
262,360	Republic of Venezuela Recovery Warrants, Expires 4/15/20 **	6,296,640
		10,237,800

	TOTAL RIGHTS AND WARRANTS (COST $0)	11,733,477

See accompanying notes to the financial statements.	21

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets) — (Continued)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT(S) — 2.6%

		Commercial Papers — 2.6%
USD	60,000,000	Rabobank USA Financial Corp, 3.54%, due 9/1/05	60,000,000
USD	10,000,000	UBS Finance, 3.94%, due 9/1/05	10,000,000
			70,000,000

		TOTAL SHORT-TERM INVESTMENT(S) (COST $70,000,000)	70,000,000

		TOTAL INVESTMENTS — 105.6%
		(Cost $2,581,425,863)	2,846,632,080

		Other Assets and Liabilities (net) — (5.6%)	(151,344,566)

		TOTAL NET ASSETS — 100.0%	$2,695,287,514

22	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BPI - Indemnification payment bonds
DCB - Debt Conversion Bond
EMTN - Euromarket Medium Term Note
FLIRB - Front Loaded Interest Reduction Bond
GMTN - Global Medium Term Note
IAB - Interest Arrears Bond
MTN - Medium Term Note
MYDFA - Multi-Year Deposit Facility Agreement
PDI - Past Due Interest
PIK - Payment In Kind

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August 31, 2005, which are subject to change based on the terms of the security, including varying reset dates.

VRRB - Variable Rate Reduction Bond
* Non-performing. Borrower not currently paying interest.
** Non-income producing security.
(a) Security is in default.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).
(d) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(e) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(f) Affiliated issuer.

Currency Abbreviations:

ARS - Argentine Peso	ITL - Italian Lira
ATS - Austrian Schilling	JPY - Japanese Yen
BRL - Brazilian Real	KRW - South Korean Won
CHF - Swiss Franc	MXN - Mexican Peso
DEM - German Mark	MYR - Malaysian Ringgit
EUR - Euro	NLG - Netherlands Guilder
FRF - French Franc	RUB - Russian Ruble
GBP - British Pound	TWD - Taiwan Dollar
HKD - Hong Kong Dollar	USD - United States Dollar
ZAR - South African Rand

See accompanying notes to the financial statements.	23

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver	Currency	Value	(Depreciation)

Sales

9/13/05	CHF	8,000,000	$ 6,362,786	$ (65,556)
9/20/05	EUR	343,900,000	423,274,919	(11,525,170)
9/06/05	GBP	26,100,000	46,938,012	477,858
10/12/05	HKD	422,400,000	54,352,686	647,314
10/25/06	HKD	382,500,000	49,294,856	705,144
11/01/06	HKD	190,000,000	24,487,009	512,991
10/11/05	JPY	9,800,000,000	88,533,934	(598,177)
				$(9,845,596)

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

875	Federal Fund 30 day	September 2005	$351,468,219	$ 11,722

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

24	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Reverse repurchase agreements

Face Value		Description	Market Value
USD	19,307,779	Deutsche Bank, 2.50%, dated 6/7/05, to be repurchased on demand at face value plus accrued interest.	$19,419,066

USD	37,202,083	Deutsche Bank, 3.42%, dated 6/16/05, to be repurchased on demand at face value plus accrued interest.	37,459,902

USD	21,161,875	Deutsche Bank, 3.63%, dated 7/14/05, to be repurchased on demand at face value plus accrued interest.	21,255,769

USD	17,302,573	Deutsche Bank, 3.53%, dated 7/28/05, to be repurchased on demand at face value plus accrued interest.	17,355,164

USD	16,289,879	Chase Manhattan Bank, 3.35%, dated 8/8/05, to be repurchased on demand at face value plus accrued interest.	16,323,227

USD	10,637,917	Chase Manhattan Bank, 3.20%, dated 8/8/05, to be repurchased on demand at face value plus accrued interest.	10,658,720

USD	16,962,500	Chase Manhattan Bank, 3.78%, dated 8/10/05, to be repurchased on demand at face value plus accrued interest.	16,998,121

USD	22,647,778	Chase Manhattan Bank, 3.78%, dated 8/12/05, to be repurchased on demand at face value plus accrued interest.	22,685,826

USD	19,869,306	Lehman Brothers, 3.35%, dated 8/15/05, to be repurchased on demand at face value plus accrued interest.	19,898,889

USD	34,324,170	Lehman Brothers, 3.50%, dated 8/23/05, to be repurchased on demand at face value plus accrued interest.	34,347,529

USD	84,941,917	Chase Manhattan Bank, 1.75%, dated 8/25/05, to be repurchased on demand at face value plus accrued interest.	84,954,304

USD	31,546,650	Lehman Brothers, 3.30%, dated 8/30/05, to be repurchased on demand at face value plus accrued interest.	31,546,650
			$332,903,167

Average balance outstanding			$198,474,678
Average interest rate			1.35%
Maximum balance outstanding			$276,001,339
Average shares outstanding			$234,195,204
Average balance per share outstanding			$0.85

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

See accompanying notes to the financial statements.	25

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2005, is as follows:

Notional Amount	Expiration Date	Description	Market Value
$20,000,000	9/12/2005	Interest Rate Swap Option, Strike 4.735	$3,949
20,000,000	9/12/2005	Interest Rate Swap Option, Strike 4.735	476,478
20,000,000	9/29/2005	USD Swaption, Strike 4.635	54,015
20,000,000	9/29/2005	USD Swaption, Strike 4.635	356,294
40,000,000	4/7/2006	BRL Call / USD Put Currency Option, Strike 2.592	2,355,400
110,000,000	4/27/2006	USD Put / BRL Call Currency Option, Strike 2.512	4,363,260
40,000,000	4/20/2006	BRL Call / USD Put Currency Option, Strike 2.565	2,002,720
60,000,000	5/17/2006	USD Put / BRL Call Currency Option, Strike 2.475	1,926,120
			$11,538,236

Swap Agreements

Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)

$10,000,000	USD	10/20/2005	Deutsche Bank AG	(Pay)	0.80%	Bolivarian Republic of Venezuela	$ (33,372)

10,000,000	USD	11/6/2005	JP Morgan Chase Bank	(Pay)	9.30%	Republic of Colombia	(465,254)

10,000,000	USD	12/9/2005	Lehman Brothers	(Pay)	1.55%	Gazprom Loan Facility	(64,625)

10,000,000	USD	12/20/2005	UBS AG	(Pay)	2.03%	Republic of Brazil	(87,680)

15,000,000	USD	1/21/2006	Deutsche Bank AG	Receive	5.40%	Gazprom Loan Facility	381,302

14,000,000	USD	2/20/2006	UBS AG	(Pay)	2.10%	Republic of Ecuador	114,166

15,000,000	USD	4/3/2006	Morgan Guaranty Trust Company	(Pay)	0.25%	Banco Santander Senior Bonds or Loans	(22,140)

26	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
15,000,000	USD	4/6/2006	Morgan Guaranty Trust Company	(Pay)	0.26%	Banco Santander Senior Bonds or Loans	$ (23,381)

30,000,000	USD	4/10/2006	Morgan Guaranty Trust Company	(Pay)	0.28%	Banco Santander Senior Bonds or Loans	(49,658)

10,000,000	USD	4/10/2006	Morgan Guaranty Trust Company	(Pay)	0.26%	Banco Santander Senior Bonds or Loans	(15,436)

25,000,000	USD	5/1/2006	Morgan Guaranty Trust Company	(Pay)	0.27%	Banco Bilbao Vizcaya Senior Bonds and Notes	(39,973)

15,000,000	USD	6/8/2006	JP Morgan Chase Bank	Receive	2.95%	United Mexican States	416,323

35,000,000	USD	7/5/2006	Deutsche Bank AG	Receive	5.00%	Gazprom Loan Facility	1,561,260

35,000,000	USD	7/5/2006	UBS AG	(Pay)	3.40%	Gazprom Loan Facility	(1,010,336)

20,000,000	USD	8/9/2006	JP Morgan Chase Bank	(Pay)	0.42%	Banco Bilbao Vizcaya Argentaria SA	(70,902)

15,000,000	USD	8/21/2006	Deutsche Bank AG	Receive	5.45%	Gazprom Loan Facility	715,583

5,000,000	USD	9/27/2006	Merrill Lynch	Receive	5.70%	Dominican Republic	320,951

25,000,000	USD	10/19/2006	Deutsche Bank AG	(Pay)	2.10%	Government of Ukraine	(548,701)

15,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.55%	Republic of Brazil	(831,049)

10,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.40%	Republic of Brazil	(531,982)

30,000,000	USD	12/7/2006	Deutsche Bank AG	(Pay)	1.60%	Gazprom Loan Facility	(460,642)

See accompanying notes to the financial statements.	27

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
20,000,000	USD	12/20/2006	JP Morgan Chase Bank	(Pay)	4.75%	Republic of Brazil	$ (1,119,431)

8,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	(240)

5,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	(179)

10,000,000	USD	2/18/2007	JP Morgan Chase Bank	(Pay)	4.60%	Russia Federation	(613,352)

10,000,000	USD	2/26/2007	Citigroup	(Pay)	2.15%	Republic of South Africa	(291,274)

5,000,000	USD	3/20/2007	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Phillippines	(9,603)

10,000,000	USD	6/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	Banco Bilbao Vizcaya Argentaria SA	(52,739)

3,000,000	USD	7/2/2007	Deutsche Bank AG	(Pay)	0.64%	Bank of China Bonds or Loans	(26,998)

10,000,000	USD	7/2/2007	Citibank N.A.	(Pay)	0.64%	Bank of China Bonds or Loans	(89,354)

15,000,000	USD	8/20/2007	Morgan Stanley	(Pay)	0.87%	Government of Ukraine	(19,980)

15,000,000	USD	9/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	HSBC Bank Plc	(105,042)

10,000,000	USD	10/10/2007	JP Morgan Chase Bank	(Pay)	0.70%	Banco Bilbao Vizcaya Argentaria SA	(138,958)

8,000,000	USD	10/19/2007	Deutsche Bank AG	(Pay)	15.00%	Republic of Venezuela	(2,659,903)

5,000,000	USD	10/22/2007	JP Morgan Chase Bank	(Pay)	0.54%	Banco Bilbao Vizcaya Argentaria SA	(51,982)

28	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
5,000,000	USD	10/23/2007	JP Morgan Chase Bank	(Pay)	0.48%	Banco Bilbao Vizcaya Argentaria SA	$ (45,315)

5,000,000	USD	10/30/2007	Deutsche Bank AG	(Pay)	0.44%	Banco Bilbao Vizcaya Argentaria SA	(41,065)

10,000,000	USD	11/4/2007	Deutsche Bank AG	Receive	1.68%	Aries Russia Paris Club	377,031

10,000,000	USD	11/4/2007	Deutsche Bank AG	(Pay)	1.21%	Russian Federation	(192,152)

10,000,000	USD	11/23/2007	Deutsche Bank AG	(Pay)	1.15%	Endesa SA of Spain	(183,064)

15,000,000	USD	11/27/2007	JP Morgan Chase Bank	(Pay)	1.10%	Endesa SA of Spain	(258,588)

30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	(1,116,661)

50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(700,217)

5,000,000	USD	5/7/2008	JP Morgan Chase Bank	Receive	9.65%	Republic of Brazil	1,078,292

5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	991,432

5,000,000	USD	8/6/2008	Bear Stearns International Limited	Receive	1.10%	Republic of Trinidad and Tobago	123,100

2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	431,554

10,000,000	USD	9/20/2008	Morgan Stanley Capital Services, Inc.	Receive	5.15%	Republic of Colombia	1,249,022

4,000,000	USD	10/20/2008	Deutsche Bank AG	Receive	8.50%	Republic of Uruguay	687,744

See accompanying notes to the financial statements.	29

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)

15,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	5.80%	Republic of Brazil	$ 1,684,502

10,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	5.70%	Republic of Brazil	1,091,231

9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	945,709

20,000,000	USD	12/20/2008	JP Morgan Chase Bank	Receive	5.95%	Republic of Brazil	2,250,996

14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korean Deposit Insurance Corporation	(240,094)

5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	338,899

10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Phillippines	422,721
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	1,068,683

5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	4.40%	Gazprom Loan Facility	615,737

25,000,000	USD	5/21/2009	UBS AG	Receive	4.50%	Gazprom Loan Facility	3,162,060

25,000,000	USD	6/20/2009	JP Morgan Chase Bank	Receive	8.01%	Republic of Brazil	4,710,373

7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	820,819

10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	(103,739)

10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(95,533)

25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	133,013

30	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	872,769

20,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.70%	Republic of Brazil	$ 385,461

10,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.57%	Republic of Brazil	143,332

12,000,000	USD	2/20/2010	Morgan Stanley Capital Services, Inc.	Receive	3.63%	Republic of Brazil	199,358

10,000,000	USD	2/20/2010	UBS AG	Receive	3.62%	Republic of Brazil	162,332

12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	3,605,205

18,000,000	USD	3/20/2010	Morgan Stanley Capital Services, Inc.	Receive	0.75%	United Mexican States	70,810

3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	555,435

85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(1,504,500)

36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(637,200)

12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	(257,398)

12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	(191,268)

10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	(96,151)

6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	(61,427)

See accompanying notes to the financial statements.	31

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	596,019

7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	$ 929,131

3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive (Pay)	3.40% 6 month LIBOR	Deutsche Bank Loan to Ukrtelekom	(16,776)

5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	672,787

5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	629,498

7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	973,913

3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive (Pay)	3.50% 6 month LIBOR	Deutsche Bank Loan to Ukrtelekom	(22,441)

5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	702,703

9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	1,355,338

5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	657,214

7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	1,022,268

3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive (Pay)	3.60% 6 month LIBOR	Deutsche Bank Loan to Ukrtelekom	(25,158)

15,000,000	USD	10/17/2011	Deutsche Bank AG	Receive	3.55%	Gazprom Loan Facility	1,731,248

5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	729,546

32	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	1,028,319

10,000,000	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	9,493

3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive (Pay)	3.68% 6 month LIBOR	Deutsche Bank Loan to Ukrtelekom	$ (28,557)

19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	1,074,833

10,000,000	USD	6/20/2012	Morgan Stanley Capital Services, Inc.	Receive	2.10%	Republic of Panama	197,002

5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	847,733

3,000,000	USD	8/25/2012	Deutsche Bank AG	Receive (Pay)	3.75% 6 month LIBOR	Deutsche Bank Loan to Ukrtelekom	(31,038)

10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,761,708

5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	222,022

10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	2,308,816

10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	2,925,646

7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	1,751,242

10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	2,901,031

15,000,000	USD	2/11/2013	JP Morgan Chase Bank	Receive	3.05%	United Mexican States	1,785,660

See accompanying notes to the financial statements.	33

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
10,000,000	USD	6/6/2013	Deutsche Bank AG	Receive	9.40%	Republic of Brazil	3,071,347

20,000,000	USD	6/12/2013	Deutsche Bank AG	Receive	9.08%	Republic of Brazil	5,747,739

10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	$ 663,388

10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	383,569

10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	4.28%	Republic of Brazil	63,853

10,000,000	USD	1/20/2014	Citibank N.A.	Receive	4.94%	Republic of Colombia	1,008,525

10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	1.77%	United Mexican States	398,596

15,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.30%	Republic of Brazil	312,403
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.32%	Republic of Brazil	110,311

5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	572,355

20,000,000	USD	4/20/2014	Lehman Brothers	Receive	1.58%	United Mexican States	606,858

20,000,000	USD	4/20/2014	Goldman Sachs	Receive	1.59%	United Mexican States	621,222

10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,218,010

5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	1,036,510

7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,374,095

34	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)

10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	659,694

10,000,000	USD	5/20/2014	UBS AG	Receive	2.10%	United Mexican States	659,694

5,000,000	USD	5/20/2014	Deutsche Bank AG	Receive	2.03%	United Mexican States	$ 304,847

10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	659,694

15,000,000	USD	6/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	1,374,907

10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	1,900,841

10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	642,023

10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	642,023

10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.15%	United Mexican States	677,545

10,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.00%	United Mexican States	554,303

35,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.01%	United Mexican States	1,964,801

2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	4,356

15,000,000	USD	12/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	1,385,359

50,000,000	USD	12/23/2014	Deutsche Bank AG	Receive	3.35%	Gazprom Loan Facility	5,439,432

See accompanying notes to the financial statements.	35

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Credit Default Swaps — continued

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)

800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	22,081,304

600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	$ (18,427,223)

412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	27,574,349

300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	(24,396,497)

10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	928,786

15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	599,361

10,000,000	USD	10/7/2017	JP Morgan Chase Bank	Receive	4.20%	United Mexican States	2,639,744

20,000,000	USD	3/20/2019	JP Morgan Chase Bank	Receive	1.90%	United Mexican States	1,235,788

20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(1,084,287)

30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(1,442,926)
							$87,984,566

36	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
6,000,000,000	JPY	3/10/2008	Deutsche Bank AG	(Pay)	0.29%	6 month Japanese LIBOR	$ (21,709)

6,000,000,000	JPY	3/26/2008	JP Morgan Chase Bank	(Pay)	0.27%	6 month Japanese LIBOR	7,796

6,000,000,000	JPY	4/16/2008	Citibank N.A.	(Pay)	0.27%	6 month Japanese LIBOR	31,390

See accompanying notes to the financial statements.	37

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
6,000,000,000	JPY	5/9/2008	Citibank N.A.	(Pay)	0.23%	6 month Japanese LIBOR	$ 90,612

6,000,000,000	JPY	5/29/2008	Deutsche Bank AG	(Pay)	0.22%	6 month Japanese LIBOR	(52,003)

6,000,000,000	JPY	6/11/2008	JP Morgan Chase Bank	(Pay)	0.19%	6 month Japanese LIBOR	167,934

6,000,000,000	JPY	6/12/2008	Deutsche Bank AG	(Pay)	0.19%	6 month Japanese LIBOR	176,179

36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	(118,914)

36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	185,808

150,000,000	USD	5/12/2014	Citibank N.A.	Receive	5.31%	3 month LIBOR	8,901,903

75,000,000	USD	3/29/2015	Deutsche Bank AG	Receive	5.14%	3 month LIBOR	4,054,091

25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	2,021,164
							$15,444,251

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	(Pay)	Receive	(Depreciation)
223,800,000	RUB	12/5/2007	JP Morgan Chase Bank	3 month LIBOR + 0.25%	Return on Russia Railways	$233,462

38	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,438,039,131) (Note 2)	$2,702,090,916
Investments in affiliated issuers, at value (cost $143,386,732) (Notes 2 and 8)	144,541,164
Cash	586
Foreign currency, at value (cost $904,722) (Note 2)	903,331
Receivable for investments sold	204,607,376
Receivable for Fund shares sold	3,440,307
Interest receivable	47,066,009
Unrealized appreciation on open forward currency contracts (Note 2)	2,343,307
Receivable for variation margin on open futures contracts (Note 2)	11,722
Receivable for open swap contracts (Note 2)	164,488,346
Periodic payments from open swap agreements (Note 2)	3,759,158
Receivable for option premiums	60,600

Total assets	3,273,312,822

Liabilities:
Payable for investments purchased	100,565,259
Payable for Fund shares repurchased	58,583,729
Written options outstanding, at value (premiums $3,878,500) (Note 2)	11,538,236
Payable to affiliate for (Note 3):
Management fee	805,237
Shareholder service fee	276,908
Trustees and Chief Compliance Officer fees	6,226
Unrealized depreciation on open forward currency contracts (Note 2)	12,188,903
Payable for open swap contracts (Note 2)	60,826,067
Payable for reverse repurchase agreements (Note 2)	332,903,167
Accrued expenses and other liabilities	331,576

Total liabilities	578,025,308
Net assets	$2,695,287,514

See accompanying notes to the financial statements.	39

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,179,846,935
Accumulated undistributed net investment income	68,919,047
Accumulated net realized gain	100,279,805
Net unrealized appreciation	346,241,727
$2,695,287,514

Net assets attributable to:
Class III shares	$1,087,909,102
Class IV shares	$1,607,378,412

Shares outstanding:
Class III	92,574,804
Class IV	136,741,122

Net asset value per share:
Class III	$11.75
Class IV	$11.75

40	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Interest	$127,020,035
Dividends	2,807,140
Dividends from affiliated issuers (Note 8)	323,076

Total investment income	130,150,251

Expenses:
Management fee (Note 3)	4,655,810
Shareholder service fee (Note 3) - Class III	831,198
Shareholder service fee (Note 3) - Class IV	776,100
Custodian and fund accounting agent fees	667,368
Audit and tax fees	58,236
Legal fees	43,332
Trustees fees and related expenses (Note 3)	21,455
Registration fees	8,372
Interest expense (Note 2)	2,478,182
Miscellaneous	33,306
Net expenses	9,573,359

Net investment income (loss)	120,576,892

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	26,821,609
Realized gains distributions from affiliated issuers (Note 8)	133,528
Closed futures contracts	(13,428)
Closed swap contracts	30,988,368
Written options	1,308,200
Foreign currency, forward contracts and foreign currency related transactions	42,827,155

Net realized gain (loss)	102,065,432

Change in net unrealized appreciation (depreciation) on:
Investments	(15,317,816)
Open futures contracts	13,936
Open swap contracts	9,015,882
Written options	(7,659,736)
Foreign currency, forward contracts and foreign currency related transactions	(3,280,726)
Net unrealized gain (loss)	(17,228,460)

Net realized and unrealized gain (loss)	84,836,972

Net increase (decrease) in net assets resulting from operations	$205,413,864

See accompanying notes to the financial statements.	41

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 120,576,892	$ 199,238,722
Net realized gain (loss)	102,065,432	106,376,098
Change in net unrealized appreciation (depreciation)	(17,228,460)	158,824,769
Net increase (decrease) in net assets from operations	205,413,864	464,439,589

Distributions to shareholders from:
Net investment income
Class III	(3,328,015)	(101,367,334)
Class IV	(4,631,437)	(152,736,370)
Total distributions from net investment income	(7,959,452)	(254,103,704)
Net realized gains
Class III	(19,185,028)	(25,122,881)
Class IV	(25,936,045)	(37,649,329)
Total distributions from net realized gains	(45,121,073)	(62,772,210)

	(53,080,525)	(316,875,914)
Net share transactions (Note 7):
Class III	(63,480,300)	104,134,829
Class IV	(33,275,778)	220,470,474

Increase (decrease) in net assets resulting from net share transactions	(96,756,078)	324,605,303
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	404,254	1,308,564
Class IV	295,554	1,294,427
Increase in net assets resulting from net purchase premiums and redemption fees	699,808	2,602,991

Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(96,056,270)	327,208,294
Total increase (decrease) in net assets	56,277,069	474,771,969

Net assets:
Beginning of period	2,639,010,445	2,164,238,476
End of period (including accumulated undistributed net investment income of $68,919,047 and distributions in excess of net investment income of $43,698,393, respectively)	$2,695,287,514	$2,639,010,445

42	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005 (Unaudited)
			Year Ended February 28/29,
			2005		2004		2003		2002		2001
Net asset value, beginning of period	$11.09		$10.51		$9.51		$9.30		$8.96		$8.74
Income (loss) from investment operations:
Net investment income (loss)†	0.51		0.89		1.01		0.90		0.97		1.14
Net realized and unrealized gain	0.38		1.16		1.81		0.49		0.56		0.40
Total from investment operations	0.89		2.05		2.82		1.39		1.53		1.54
Less distributions to shareholders:
From net investment income	(0.03)		(1.18)		(1.06)		(0.99)		(1.19)		(1.32)
From net realized gains	(0.20)		(0.29)		(0.76)		(0.19)		—		—
Total distributions	(0.23)		(1.47)		(1.82)		(1.18)		(1.19)		(1.32)
Net asset value, end of period	$11.75		$11.09		$10.51		$9.51		$9.30		$8.96
Total Return(a)	8.09	%(b)**	20.58%		30.46%		15.94	%(b)	18.53	%(b)	18.78	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,087,909		$1,088,609		$925,517		$822,080		$570,459		$430,003
Net operating expenses to average daily net assets	0.56	%(c)*	0.57	%(c)	0.57	%(c)	0.57	%(c)	0.57	%(c)	0.56%
Interest expense to average daily net assets	0.19	%(d)*	0.08	%(d)	0.08	%(d)	0.08	%(d)	0.14	%(d)	—
Total net expenses to average daily net assets	0.75	%*	0.65%		0.65%		0.65%		0.71%		0.56%
Net investment income to average daily net assets	9.04	%*	8.22%		9.44%		9.78%		10.78%		12.64%
Portfolio turnover rate	63	%**	121%		119%		121%		130%		139%
Fees and expenses reimbursed by the Manager to average daily net assets:	—	(e)	0.00	%(e)	—	(e)	0.01	%(e)	0.02%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts:†	—	(f)	$0.01		$0.03		$0.01		—	(f)	$0.01

See accompanying notes to the financial statements.	43

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)

(For a Class III share outstanding throughout each period)

(a)	Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying fund. (See Note 3).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses.  Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses. (See Note 3).
(f)	Purchase and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

44	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004		2003		2002		2001
Net asset value, beginning of period	$11.09		$10.51		$9.52		$9.29		$8.95		$8.74
Income (loss) from investment operations:
Net investment income (loss)†	0.52		0.90		1.06		0.91		0.98		1.15
Net realized and unrealized gain	0.38		1.16		1.75		0.50		0.55		0.39
Total from investment operations	0.90		2.06		2.81		1.41		1.53		1.54
Less distributions to shareholders:
From net investment income	(0.04)		(1.19)		(1.06)		(0.99)		(1.19)		(1.33)
From net realized gains	(0.20)		(0.29)		(0.76)		(0.19)		—		—
Total distributions	(0.24)		(1.48)		(1.82)		(1.18)		(1.19)		(1.33)
Net asset value, end of period	$11.75		$11.09		$10.51		$9.52		$9.29		$8.95
Total Return(a)	8.10	%(b)**	20.64%		30.38%		16.25	%(b)	18.60	%(b)	18.71	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$ 1,607,378		$ 1,550,402		$ 1,238,209		$ 616,174		$ 489,615		$ 579,912
Net operating expenses to average daily net assets	0.51	(c)*	0.52	%(c)	0.52	%(c)	0.52	%(c)	0.52	%(c)	0.51%
Interest expense to average daily net assets	0.19	(d)*	0.08	%(d)	0.08	%(d)	0.08	%(d)	0.14	%(d)	—
Total net expenses to average daily net assets	0.70	%*	0.60%		0.60%		0.60%		0.66%		0.51%
Net investment income to average daily net assets	9.08	%*	8.29%		9.95%		9.89%		10.83%		12.69%
Portfolio turnover rate	63	%**	121%		119%		121%		130%		139%
Fees and expenses reimbursed by the Manager to average daily net assets:	—	(e)	0.00	%(e)	—	(e)	0.01	%(e)	0.02%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts:†	—	(f)	$0.01		$0.04		$0.01		—	(f)	$0.01

See accompanying notes to the financial statements.	45

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)

(For a Class IV share outstanding throughout each period)

(a)	Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses. (See Note 3).
(f)	Purchase and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

46	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO Emerging Country Debt Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through direct and indirect investment primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Eastern Europe.  The Fund’s benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).

Throughout the six months ended August 31, 2005, the Fund had two classes of shares outstanding:  Class III and Class IV.  The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.  Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Trust’s prospectus.

The financial statements of other Fund(s) of GMO Trust (“underlying fund(s)”) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, upon request, without charge by calling (617) 346-7646 (collect).  Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

The currently limits subscriptions due to capacity considerations.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of the underlying funds and other mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund, or underlying funds in which it invests, are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or underlying funds. As of August 31, 2005, the total value of these securities represented 25.9% of net assets.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or are closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  See the Schedule of Investments for open written option contracts held by the Fund as of August 31, 2005.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for open purchased option contracts held by the Fund as of August 31, 2005.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Written options

	Puts		Calls
	Principal		Principal
	Amount		Amount
	of Contracts	Premiums	of Contracts	Premiums
Outstanding, beginning of period	$—	$—	$—	$—
Options written	396,000,000	4,785,450	116,000,000	904,250
Options exercised	(40,000,000)	(395,000)	(58,000,000)	(503,000)
Options expired	(66,000,000)	(805,200)	(18,000,000)	(108,000)
Options sold	—	—	—	—
Outstanding, end of period	$290,000,000	$3,585,250	$40,000,000.00	$293,250.00

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.  See the Schedule of Investments for loan agreements held by the Fund as of August 31, 2005.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses.  At August 31, 2005, the Fund had entered into reverse repurchase agreements having a market value of $332,903,167, collateralized by securities with a market value of $303,750,000.  See the Schedule of Investments for a summary of the open reverse repurchase agreements held by the Fund as of August 31, 2005.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis.  Payment and delivery may take place a month or more after the date of the transaction.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. As of August 31, 2005, the Fund did not hold any delayed delivery commitments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Aggregate Cost
$2,586,998,132	$376,207,062	$(116,573,114)	$259,633,948

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts.  Income is not recognized, nor are premium and discount amortized on securities for which

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in the principal or face amount of these securities is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Purchases and redemptions of Fund shares

The premium on cash purchases of Fund shares is currently 0.50% of the amount invested.  In the case of cash redemptions, the fee is currently 0.25% of the amount redeemed.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $221,945 and $1,785,929 in purchase premiums and $477,863 and $817,062 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

Investments in emerging country debt present certain risks that are not inherent in many other securities.  Many emerging countries present elements of political and/or economic instability, which may result in the Fund’s inability to collect on a timely basis, or in full, principal and interest payments.  Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets for emerging country debt are typically less liquid than those of developed markets.

The Fund owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia, Mexico and Brazil.  The Fund’s financial position would be substantially adversely affected in the case of a default by these countries on obligations held by the Fund, or on obligations issued by those countries generally.  The Fund has purchased default protection in the form of credit default swap agreements with respect to the countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

issued by such countries; however the Fund as of August 31, 2005, has sold more of such default protection than it has purchased. In addition, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of the Fund’s losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

Other matters

In July 2005, the Fund entered into litigation against the Government of Argentina (“Argentina”) related to Argentina’s failure to make payments on certain sovereign debt.  The applicable defaulted sovereign debt, which continues to be valued according to the Fund’s valuation policy, represented 2.7% of the net assets of the Fund as of August 31, 2005.  The Fund’s costs associated with this action will be borne by the Fund.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.35% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.001%)	0.001%	0.000%	<0.001%	<0.001%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and Chief Compliance Officer (“CCO”) during the six months ended August 31, 2005 was $14,923 and $9,952, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $1,707,145,486 and $1,651,770,101, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholders and related parties

As of August 31, 2005, 38.4% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s shares outstanding.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.5% of the Fund was held by forty-nine related parties comprised of certain GMO employee accounts and 18.5% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	4,394,323	$49,559,160	18,447,846	$196,778,449
Shares issued to shareholders in reinvestment of distributions	1,932,657	22,032,288	10,496,759	111,419,528
Shares repurchased	(11,878,595)	(135,071,748)	(18,872,655)	(204,063,148)
Purchase premiums and redemption fees	—	404,254	—	1,308,564
Net increase (decrease)	(5,551,615)	$(63,076,046)	10,071,950	$105,443,393

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class IV:
Shares sold	5,533,056	$63,238,310	20,627,830	$217,128,999
Shares issued to shareholders in reinvestment of distributions	2,674,491	30,489,199	17,398,521	184,619,120
Shares repurchased	(11,205,536)	(127,003,287)	(16,105,655)	(181,277,645)
Purchase premiums and redemption fees	—	295,554	—	1,294,427
Net increase (decrease)	(2,997,989)	$(32,980,224)	21,920,696	$221,764,901

8.     Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$102,308,184	$52,023,077	$38,000,000	$323,076	$—	$117,948,427

GMO Special Purpose Holding Fund	332,058	—	—	—	133,528	225,012	*

GMO World Opportunity Overlay Fund	16,308,824	10,300,000	—	—	—	26,367,725

Totals	$118,949,066	$62,323,077	$38,000,000	$323,076	$133,528	$144,541,164

*  After effect of return of capital distribution of $118,024 on April 5, 2005.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Country Debt Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
158,613,660	34,725,627	225,352	338,879

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	0.75%	$1,000.00	$1,080.90	$3.93
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82

Class IV
1) Actual	0.70%	$1,000.00	$1,081.00	$3.67
2) Hypothetical	0.70%	$1,000.00	$1,021.63	$3.57

*  Expenses are calculated using each Class’s annualized expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	83.2%
Loan Assignments	8.4
Loan Participations	7.4
Swaps	3.8
Short-Term Investment(s)	2.7
Call Options Purchased	2.4
Mutual Funds	0.8
Rights and Warrants	0.4
Promissory Notes	0.3
Put Options Purchased	0.3
Futures	0.0
Written Options	(0.3)
Forward Currency Contracts	(0.4)
Reverse Repurchase Agreements	(12.5)
Other Assets and Liabilities (net)	3.5
100.0%

*   The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Country Summary**	% of Investments
Brazil	17.3%
Mexico	17.1
Russia	16.6
Venezuela	8.5
Turkey	5.7
Ukraine	4.3
Philippines	3.0
Colombia	2.9
Peru	2.5
Qatar	1.9
Indonesia	1.8
Uruguay	1.7
Argentina	1.3
Algeria	1.3
Nigeria	1.3
India	1.1
Vietnam	1.1
Jamaica	1.0
Malaysia	1.0
Ivory Coast	0.9
Ecuador	0.8
Chile	0.7
Panama	0.7
Thailand	0.7
Serbia	0.6
Dominican Republic	0.5
Egypt	0.5
Bulgaria	0.4
Bosnia	0.4
Africa	0.4
Costa Rica	0.4
Macedonia	0.4
Poland	0.4
South Africa	0.4
Morocco	0.3
El Salvador	0.3
China	0.2
Nicaragua	0.2
Tunisia	0.2
Belize	0.1
Kazakhstan	0.1
Trinidad & Tobago	0.1
Lebanon	(0.1)
South Korea	(0.8)
Other	(0.2)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments. The table includes values of derivative contracts.

2

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUND — 99.6%

	Affiliated Issuer — 99.6%
13,455,434	GMO Emerging Country Debt Fund, Class III	158,101,344
	TOTAL MUTUAL FUND (COST $141,415,059)	158,101,344

	TOTAL INVESTMENTS — 99.6%
	(Cost $141,415,059)	158,101,344

	Other Assets and Liabilities (net) — 0.4%	626,439

	TOTAL NET ASSETS — 100.0%	$158,727,783

See accompanying notes to the financial statements.	3

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $141,415,059) (Notes 2 and 8)	$158,101,344
Cash	514,357
Receivable for Fund shares sold	122,786
Interest receivable	1,412

Total assets	158,739,899

Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	276
Accrued expenses	11,840

Total liabilities	12,116
Net assets	$158,727,783

Net assets consist of:
Paid-in capital	$137,501,478
Accumulated undistributed net investment income	424,857
Accumulated net realized gain	4,115,163
Net unrealized appreciation	16,686,285
$158,727,783

Net assets attributable to:
Class III shares	$158,727,783

Shares outstanding:
Class III	14,245,041

Net asset value per share:
Class III	$11.14

4	See accompanying notes to the financial statements.

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$432,099
Interest	11,470

Total investment income	443,569

Expenses:
Custodian, fund accounting agent and transfer agent fees	8,188
Audit and tax fees	6,532
Legal fees	2,116
Trustees fees and related expenses (Note 3)	1,206
Registration fees	8,648
Miscellaneous	2,876
Total expenses	29,566
Fees and expenses reimbursed by Manager (Note 3)	(19,728)
Net expenses	9,838

Net investment income (loss)	433,731

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,490,963
Investments in affiliated issuers	(114,773)
Realized gains distributions from affiliated issuers (Note 8)	2,490,923

Net realized gain (loss) on investments	4,867,113

Change in net unrealized appreciation (depreciation) on investments	5,784,500

Net realized and unrealized gain (loss)	10,651,613

Net increase (decrease) in net assets resulting from operations	$11,085,344

See accompanying notes to the financial statements.	5

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$433,731	$11,949,262
Net realized gain (loss)	4,867,113	6,251,534
Change in net unrealized appreciation (depreciation)	5,784,500	2,746,511

Net increase (decrease) in net assets from operations	11,085,344	20,947,307

Distributions to shareholders from:
Net investment income
Class III	(13,482)	(11,946,927)
Net realized gains
Class III	(3,114,364)	(3,945,279)

	(3,127,846)	(15,892,206)
Net share transactions (Note 7):
Class III	18,920,278	25,852,230

Total increase (decrease) in net assets	26,877,776	30,907,331

Net assets:
Beginning of period	131,850,007	100,942,676
End of period (including accumulated undistributed net investment income of $424,857 and $4,608, respectively)	$158,727,783	$131,850,007

6	See accompanying notes to the financial statements.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004		2003		2002		2001
Net asset value, beginning of period	$10.54		$10.05		$9.56		$9.25		$8.90		$8.70

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		1.13		1.10		0.83		1.03		1.33
Net realized and unrealized gain (loss)	0.80		0.86		1.73		0.57		0.51		0.23

Total from investment operations	0.83		1.99		2.83		1.40		1.54		1.56

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(1.12)		(1.85)		(1.09)		(1.19)		(1.36)
From net realized gains	(0.23)		(0.38)		(0.49)		—		—		—

Total distributions	(0.23)		(1.50)		(2.34)		(1.09)		(1.19)		(1.36)
Net asset value, end of period	$11.14		$10.54		$10.05		$9.56		$9.25		$8.90
Total Return(c)	7.95	%**	20.27%		29.91%		15.81%		18.47%		18.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,728		$131,850		$100,943		$66,140		$89,952		$102,481
Net expenses to average daily net assets(d)	0.01	%*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income to average daily net assets(a)	0.61	%(f)**	10.81%		10.06%		8.88%		11.43%		14.39%
Portfolio turnover rate	7	%**	14%		20%		30%		14%		0%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.06%		0.08%		0.08%		0.06%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund (“ECDF”).
(b)	Distributions from net investment income were less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d)	Net expenses exclude expenses incurred indirectly through investment in ECDF. (See note 3).
(e)	The ratio of net expenses to average daily net assets was less than 0.01%.
(f)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	7

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO Emerging Country Debt Share Fund (the “Fund”), is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in Class III shares of GMO Emerging Country Debt Fund (“ECDF”), another fund (“underlying fund”) of the Trust.  GMO also serves as investment manager to ECDF.  ECDF pursues its objective by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Eastern Europe.  The Fund’s benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).  The financial statements of ECDF should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Shares of ECDF are valued at their net asset value.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Certain investments in securities held by the underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 25.8% of net assets.

8

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$141,993,735	$16,107,609	$—	$16,107,609

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from ECDF are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in ECDF (See Note 3).

Purchases and redemptions of Fund shares

The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares.  As a shareholder in ECDF, the Fund will indirectly bear ECDF’s purchase premiums and redemption fees which are currently 0.50% and 0.25%, respectively.  These fees are paid to and retained by ECDF.  If the Manager determines that any portion of a cash purchase or redemption is offset

9

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by ECDF may be waived in extraordinary circumstances if it will not incur transaction costs.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

The Fund is subject to the investment risks associated with an investment in ECDF.  Investments in emerging country debt present certain risks that are not inherent in many other securities.  Many emerging countries present elements of political and/or economic instability, which may result in ECDF’s inability to collect on a timely basis, or in full, principal and interest payments.  Further, countries may impose various types of foreign currency regulations or controls which may impede ECDF’s ability to repatriate amounts it receives.  ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets for emerging country debt are relatively illiquid.  Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings.  Additionally, the investment risk associated with an investment in ECDF may be more pronounced to the extent that ECDF engages in derivative transactions.

ECDF owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia, Mexico and Brazil.  The Fund’s financial position would be substantially adversely affected in the case of a default by these countries on obligations held by ECDF, or on obligations issued by those countries generally.  ECDF has purchased default protection in the form of credit default swap agreements with respect to the countries, which may offset some of the losses that ECDF might experience in the case of default on bonds issued by such countries; however as of August 31, 2005, ECDF has sold more of such default protection than it has purchased.  However, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of ECDF’s losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if ECDF incurs substantial losses due to weakening of the credit or virtual default by the countries.

3.     Fees and other transactions with affiliates

The manager does not directly charge an advisory fee or shareholder service fee.  GMO, in its capacity as Manager of ECDF, earns a management fee at the annual rate of 0.35% of ECDF’s average daily net assets.  Additionally, Class III shares of ECDF bear a shareholder service fee at the annual rate of 0.15% of ECDF Class III shares’ average daily net assets.

Effective July 1, 2005, GMO will no longer reimburse any Fund fees or expenses.  Prior to July 1, 2005, GMO had been contractually obligated to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging

10

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

The Fund incurs fees and expenses indirectly as a shareholder in ECDF.  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment- related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
0.347%	0.062%	0.149%	0.187%	0.745%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $838 and $558, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager and CCO, except for the CCO.

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $29,272,145 and $10,524,400, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholders

As of August 31, 2005, 100% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

11

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	2,082,772	$ 22,383,402	2,747,234	$ 29,345,812
Shares issued to shareholders in reinvestment of distributions	288,547	3,127,846	1,545,795	15,892,206
Shares repurchased	(634,411)	(6,590,970)	(1,831,725)	(19,385,788)
Net increase (decrease)	1,736,908	$ 18,920,278	2,461,304	$ 25,852,230

8.     Investments in affiliated issuer

A summary of the Fund’s transactions in the shares of this issuer during the six months ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class III	$131,192,910	$29,272,145	$10,524,400	$432,099	$2,490,923	$158,101,344

12

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Country Debt Share Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

13

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

14

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

15

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
7,940,586	44,205	4,137	0

16

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.76%	$1,000.00	$1,079.50	$3.98
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

17

GMO Emerging Countries Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	83.9%
Preferred Stocks	13.2
Rights and Warrants	0.0
Short-Term Investment(s)	2.3
Other Assets and Liabilities (net)	0.6
100.0%

Country Summary	% of Equity Investments*
South Korea	26.8%
Taiwan	19.0
Brazil	12.5
South Africa	8.2
China	6.3
Mexico	6.1
Malaysia	3.1
Russia	3.0
India	2.2
Israel	2.0
Turkey	1.9
Thailand	1.8
Poland	1.5
Chile	1.3
Indonesia	1.1
Argentina	0.8
Hungary	0.7
Egypt	0.7
Philippines	0.6
Czech Republic	0.3
Venezuela	0.1
100.0%

* The table excludes short-term investments.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Equity Investments*
Financials	21.2%
Information Technology	18.3
Energy	16.3
Telecommunication Services	10.5
Materials	9.6
Consumer Discretionary	8.2
Industrials	7.0
Utilities	4.5
Consumer Staples	3.7
Health Care	0.7
100.0%

* The table excludes short-term investments.

2

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 83.9%

	Argentina — 0.8%
20,600	IRSA Inversiones y Representaciones SA GDR *	250,290
17,601	Telecom Argentina SA ADR *	211,212
14,493	Tenaris SA ADR	1,659,159
70,400	Transportadora de Gas del Sur ADR *	435,072
		2,555,733

	Brazil — 3.7%
8,569,000	Aes Tiete SA	145,459
247,280	Banco do Brasil SA	3,660,415
24,632,328	Compania Saneamento Basico SAO PA	1,546,601
128,538	Compania Siderurgica Nacional SA	2,526,587
10,700	Compania Vale do Rio Doce	368,167
39,240,000	Electrobas (Centro)	542,734
4,400	Petroleo Brasileiro SA (Petrobras)	277,590
26,500	Petroleo Brasileiro SA (Petrobras) ADR	1,657,840
90,323	Souza Cruz SA (Registered)	1,011,679
57,715	Tele Centro Oeste Celular Participacoes SA	558,295
		12,295,367

	Chile — 1.2%
19,728	Banco de Chile ADR	820,685
10,900	Banco Santander Chile SA ADR	413,437
15,200	Compania Cervecerias Unidas ADR	399,152
18,400	Empresa Nacional de Electricidad SA ADR	483,000
128,800	Enersis SA ADR	1,378,160
11,600	Lan Airlines SA	365,400
21,196	Quinenco SA ADR	276,396
		4,136,230

	China — 6.1%
396,000	Aluminum Corp of China Ltd	217,779
8,500	China Finance Online Co ADR *	47,082
288,240	China International Marine Containers Co Ltd Class B	285,672

See accompanying notes to the financial statements.	3

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	China — continued
1,024,000	China Mobile Ltd	4,471,637
9,600	China Mobile Ltd ADR	209,760
3,251,883	China Petroleum & Chemical Corp Class H	1,452,827
488,000	China Resources Enterprise Ltd	779,491
60,400	China Telecom Corp Ltd ADR	2,273,456
398,000	China Telecom Corp Ltd Class H	149,431
1,134,000	CNOOC Ltd	817,853
5,800	CNOOC Ltd ADR	418,354
134,000	Cosco Pacific Ltd	266,152
535,000	Foxconn International Holdings 144A *	466,577
2,222,100	Guangdong Investments Ltd	698,340
768,000	Huaneng Power International Inc Class H	548,257
616,000	Maanshan Iron & Steel Co Ltd Class H	206,177
7,813,896	PetroChina Co Ltd Class H	6,334,246
236,000	Shanghai Industrial Holdings Ltd	449,064
594,000	Zhejiang Southeast Electric Power Co Class B	248,173
		20,340,328

	Czech Republic — 0.3%
5,355	Cesky Telecom AS	102,046
18,379	CEZ AS	488,093
1,525	Komercni Banka AS	211,689
12,400	Unipetrol *	101,871
		903,699

	Egypt — 0.7%
47,696	Commercial International Bank	404,206
8,200	Eastern Tobacco Co	277,077
14,459	MobiNil-Egyptian Mobile Services Co	467,923
4,500	Orascom Construction Industries	138,168
11,400	Orascom Telecommunications	1,078,256
		2,365,630

4	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Hungary — 0.7%
1,500	Egis Rt	139,152
8,900	MOL Magyar Olaj es Gazipari Rt (New Shares)	981,749
31,300	OTP Bank	1,245,107
		2,366,008

	India — 2.2%
24,100	HDFC Bank	352,005
13,000	Hindalco Industries Ltd	42,359
7,300	Hindalco Industries Ltd GDR	232,140
1,200	Hindalco Industries Ltd GDR 144A	38,160
143,900	ICICI Bank Ltd	1,579,345
11,200	Infosys Technologies Inc	606,242
82,757	Mahanagar Telephone Nigam	239,224
58,200	Oil & Natural Gas Corp Ltd	1,297,721
110,231	Satyam Computer Services Ltd	1,327,464
23,494	State Bank of India GDR	1,060,282
14,100	Tata Consultancy Services Ltd	451,567
		7,226,509

	Indonesia — 1.1%
706,186	Astra International Tbk PT	700,183
946,600	Bank Central Asia Tbk PT	316,280
1,142,000	Bank Rakyat Indonesia	286,797
7,252,000	Bumi Resources Tbk PT	550,586
147,000	Gudang Garam Tbk PT	157,627
7,562,120	Matahari Putra Prima Tbk PT	591,526
2,990,000	PT Ramayana Lestari Sentosa	239,165
1,378,224	Telekomunikasi Indonesia Tbk PT	677,282
		3,519,446

	Israel — 1.9%
177,300	Bank Hapoalim Ltd	654,776
769,600	Bank Leumi Le-Israel	2,282,448
27,800	Check Point Software Technologies *	627,168
0	IDB Development Corp Ltd	4

See accompanying notes to the financial statements.	5

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Israel — continued
153,500	Israel Chemicals Ltd	574,161
4,100	Teva Pharmaceutical Industries	133,133
64,000	Teva Pharmaceutical Industries ADR	2,076,160
		6,347,850

	Malaysia — 3.0%
1,025,000	Commerce Asset Holdings Berhad	1,508,913
129,000	Genting Berhad	654,282
316,000	Hong Leong Bank Berhad	457,706
188,000	IOI Corp Berhad	563,816
101,000	Kuala Lumpur Kepong Berhad	192,939
382,000	Magnum Corp Berhad	206,849
654,000	Malakoff Berhad	1,353,530
340,300	Malaysian International Shipping Berhad (Foreign Registered)	1,608,639
414,600	Maxis Communications Berhad	1,045,579
318,000	Proton Holdings Berhad	747,148
524,500	Public Bank Berhad	953,889
268,000	Sime Darby Berhad	430,143
135,131	Telekom Malaysia Berhad	373,126
		10,096,559

	Mexico — 5.9%
367,800	Alfa SA de CV Class A	2,230,055
140,700	America Movil SA de CV Class L ADR	3,095,400
441,046	Cemex SA de CV CPO	2,100,453
61,000	Fomento Economico Mexicano SA de CV	418,294
423,900	Grupo Financiero Banorte SA de CV	3,480,276
551,340	Grupo Mexico SA Class B	969,395
259,000	Grupo Televisa SA (Participating Certificates)	814,447
196,700	Organizacion Soriana SA de CV Class B	771,803
296,800	Telefonos de Mexico SA de CV Class L ADR	5,698,560
		19,578,683

	Philippines — 0.6%
5,075,754	Ayala Land Inc	734,282
249,400	Equitable PCI Bank	228,681

6	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
317,421	Ginebra San Miguel Inc	175,275
20,436	Philippine Long Distance Telephone	577,667
4,200	Philippine Long Distance Telephone ADR	119,322
		1,835,227

	Poland — 1.5%
168,300	Bank Millennium SA	214,739
16,800	Bank Pekao SA	844,352
59,500	KGHM Polska Miedz SA	733,711
118,900	Polski Koncern Naftowy Orlen SA	2,066,042
156,100	Telekomunikacja Polska SA	1,089,382
		4,948,226

	Russia — 3.0%
84,300	Lukoil ADR	4,088,550
4,100	Lukoil ADR 144A	198,850
7,700	MMC Norilsk Nickel ADR	554,400
10,500	Mobile Telesystems ADR	388,500
47,100	OAO Gazprom ADR	2,322,030
750	Sberbank RF	667,500
14,700	Unified Energy Systems ADR	486,938
26,200	Vimpel-Communications ADR *	1,080,226
		9,786,994

	South Africa — 8.0%
100,752	ABSA Group Ltd	1,453,435
35,000	AECI Ltd	288,266
50,000	Barlow Ltd	798,946
150,830	Edgars Consolidated Stores Ltd	753,172
98,000	Foschini Ltd	725,749
12,400	Impala Platinum Holdings Ltd	1,300,687
28,400	Investec Ltd	905,623
211,767	Ispat Iscor Ltd	1,595,276
77,400	MTN Group Ltd	563,023
21,700	Naspers Ltd Class N	354,781

See accompanying notes to the financial statements.	7

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
32,300	Nedcor Ltd	445,816
1,240,738	Old Mutual Plc	3,170,772
9,500	Pretoria Portland Cement Co Ltd	386,837
273,700	Remgro Ltd	4,543,560
1,530,900	Sanlam Ltd	3,194,713
119,900	Sasol Ltd	4,028,220
26,000	Tiger Brands Ltd	529,705
742,250	Woolworths Holdings	1,343,952
		26,382,533

	South Korea — 21.2%
2,700	Amorepacific Corp	726,737
54,470	Cheil Industries Inc	1,121,443
50,460	Daesang Corp	485,668
33,640	Daesang Holdings	136,536
93,790	Daewoo Engineering & Construction Co Ltd	767,797
67,320	Daewoo Heavy Industries & Machinery Ltd	588,382
89,600	Daewoo Securities Co Ltd *	945,687
22,800	Dongbu Steel Co Ltd	254,456
22,300	Hana Bank	674,460
103,100	Hanjin Heavy Industry & Construction	1,759,666
75,000	Hanjin Shipping	1,708,664
150,400	Hynix Semiconductor Inc *	3,154,942
38,950	Hyundai Development Co	1,047,504
46,300	Hyundai Engineering & Construction *	1,410,319
26,400	Hyundai Merchant Marine *	339,598
20,200	Hyundai Mobis	1,454,872
117,140	Hyundai Motor Co	8,076,500
118,200	Industrial Bank of Korea	1,231,331
370,400	KIA Motors Corp	5,509,106
59,060	Kookmin Bank	2,985,609
125,200	Korea Electric Power Corp	3,960,017
50,100	Korean Air Lines Co Ltd	860,868
38,300	KT Corp	1,452,634
1,700	KT Corp ADR	34,595

8	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
27,600	KT Freetel Co Ltd	671,004
126,800	KT&G Corp	5,614,304
14,500	KT&G Corp GDR 144A	311,750
53,400	LG Corp	1,250,104
20,900	LG Electronics Inc	1,267,179
22,400	LG Engineering & Construction Ltd	826,113
27,200	LG Investment & Securities Co Ltd	284,093
66,400	LG Telecom Co Ltd *	359,311
28,500	POSCO	5,903,323
31,600	Samsung Corp	465,751
1,174	Samsung Electronics Co Ltd	621,550
1,614	Samsung Electronics Co Ltd GDR 144A (Non Voting)	288,099
15,300	Samsung SDI Co Ltd	1,446,788
16,300	Samsung Securities	506,075
52,863	Shinhan Financial Group Co Ltd	1,563,243
600	Shinsegae Co Ltd	214,188
138,746	SK Corp	6,919,886
103,700	Woori Finance Holdings Co Ltd	1,222,379
		70,422,531

	Taiwan — 18.4%
2,220,918	Acer Inc	4,224,003
2,594,489	Asustek Computer Inc	6,337,176
163,000	AU Optronics Corp	242,686
863,940	Benq Corp	811,402
443,000	Chang Hwa Commercial Bank	232,327
5,333,533	China Development Financial Holding Corp *	1,960,232
3,404,759	China Steel Corp	2,958,637
702,039	Chinatrust Financial Holding Co	656,843
1,336,000	Chunghwa Telecom Co Ltd	2,484,776
31,050	Chunghwa Telecom Co Ltd ADR	597,713
409,707	Compal Electronics Inc	410,869
510,400	Evergreen Marine Corp	352,338
1,158,390	Far Eastern Textile Co Ltd	753,718
185,000	Far Eastone Telecommunications Co Ltd	232,980

See accompanying notes to the financial statements.	9

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
875,700	Formosa Chemicals & Fibre Co	1,361,645
726,655	Formosa Petrochemical Corp	1,355,565
1,049,070	Formosa Plastics Corp	1,569,559
894,749	Hon Hai Precision Industry Co Ltd	4,640,190
698,200	International Bank of Taipei	440,700
2,352,662	Inventec Co Ltd	1,049,496
831,300	Lite-On Technology Corp	865,775
304,400	MediaTek Inc	2,597,556
3,235,000	Mega Financial Holdings Co Ltd *	2,154,115
184,000	Mitac International Corp	218,052
303,425	Nan Ya Plastic Corp	370,552
412,000	Novatek Microelectronics	1,749,197
703,204	Powerchip Semiconductor	433,764
670,000	Promos Technologies Inc	222,724
112,550	Quanta Computer Inc	179,809
513,564	Ritek Corp	174,593
845,759	Shin Kong Financial Holdings	771,536
299,563	Siliconware Precision Industries Co	271,331
1,445,167	Sinopac Holdings Co	695,176
287,000	Taishin Financial Holdings Co Ltd	184,636
2,072,000	Taiwan Cellular Corp	1,927,877
3,987,309	Taiwan Cement Corp	2,480,642
5,727,235	Taiwan Semiconductor Manufacturing Co Ltd	9,423,706
61,499	Taiwan Semiconductor Manufacturing Co Ltd ADR	506,137
3,584,887	Walsin Lihwa Corp	1,061,466
455,288	Wan Hai Lines Ltd	365,811
2,486,000	Yang Ming Marine Transport	1,715,507
		61,042,817

	Thailand — 1.7%
393,900	Advanced Info Service Pcl (Foreign Registered) (a)	972,593
182,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	70,905
100,000	Banpu Pcl (Foreign Registered) (a)	380,608
407,600	Kasikornbank Pcl (Foreign Registered)	627,721
509,000	Kasikornbank Pcl NVDR	758,996

10	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
67,140	PTT Exploration & Production Pcl (Foreign Registered) (a)	793,051
137,504	PTT Pcl (Foreign Registered) (a)	825,763
22,398	PTT Pcl NVDR	134,508
75,000	Siam Cement Pcl (Foreign Registered) NVDR	417,578
258,400	Thai Airways International Pcl (Foreign Registered) (a)	232,962
242,500	Thai Oil Pcl (Foreign Registered) (a)	393,719
		5,608,404

	Turkey — 1.8%
417,264	Akbank TAS	2,510,776
22,372	Aksa Akrilik Kimya Sanayii AS	223,075
56,974	Tupras-Turkiye Petrol Rafineriler AS	877,273
88,428	Turkcell Iletisim Hizmet AS	488,184
90,434	Turkiye IS Bankasi Class C	549,056
322,361	Yapi Ve Kredi Bankasi AS *	1,415,633
		6,063,997

	Venezuela — 0.1%
27,100	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	402,435

	TOTAL COMMON STOCKS (COST $199,308,826)	278,225,206

	PREFERRED STOCKS — 13.2%

	Brazil — 8.4%
14,800	Banco Bradesco SA 3.66%	627,917
14,830	Banco Itau Holding Financeira SA 2.79%	3,101,905
52,809,900	Compania Energetica de Minas Gerais 4.11%	1,845,098
17,700	Compania Vale do Rio Doce Class A 3.97%	531,676
23,565,000	Geracao Tiete 9.47%	438,407
75,870	Gerdau SA 8.17%	919,002
2,276,826	Investimentos Itau SA 4.28%	5,679,990
18,633,600	Lojas Americanas SA 3.89%	342,314

See accompanying notes to the financial statements.	11

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
229,028	Petroleo Brasileiro SA (Petrobras) 4.72%	12,632,007
31,868,163	Siderurgica de Tubarao 3.52%	1,811,766
		27,930,082

	South Korea — 4.8%
33,000	Dongbu Steel Co Ltd 7.74%	247,885
10,200	Hyundai Motor Co 3.72%	423,652
41,660	Samsung Electronics Co Ltd (Non Voting) 2.95%	15,018,774
3,000	Samsung SDI Co Ltd 4.49%	178,672
		15,868,983

	TOTAL PREFERRED STOCKS (COST $18,309,939)	43,799,065

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 4/03/08 *(a)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

12	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 2.3%

	Cash Equivalent — 2.3%
7,700,000	ING Bank Time Deposit, 3.56%, due 09/01/05	7,700,000

	TOTAL SHORT-TERM INVESTMENT(S) (COST $7,700,000)	7,700,000

	TOTAL INVESTMENTS — 99.4%
	(Cost $225,318,765)	329,724,271

	Other Assets and Liabilities (net) — 0.6%	2,078,764

	TOTAL NET ASSETS — 100.0%	$331,803,035

	Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

	ADR - American Depositary Receipt
	Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
	GDR - Global Depository Receipt
	NVDR - Non-Voting Depository Receipt
	* Non-income producing security.
	(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

	As of August 31, 2005, 69.7% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

See accompanying notes to the financial statements.	13

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited) — (Continued)

Assets:
Investments, at value (cost $225,318,765) (Note 2)	$329,724,271
Cash	30,838
Foreign currency, at value (cost $894,040) (Note 2)	884,456
Receivable for investments sold	226,230
Receivable for Fund shares sold	309,539
Dividends and interest receivable	1,174,175
Foreign taxes receivable	239,300
Total assets	332,588,809
Liabilities:
Payable for investments purchased	68,730
Payable for Fund shares repurchased	189,007
Accrued capital gain and repatriation taxes payable (Note 2)	75,294
Payable to affiliate for (Note 3):
Management fee	183,681
Shareholder service fee	33,500
Administration fee - Class M	11,852
Trustees and Chief Compliance Officer fees	467
Payable for 12b-1 fee - Class M	28,828
Accrued expenses	194,415
Total liabilities	785,774
Net assets	$331,803,035

Net assets consist of:
Paid-in capital	$209,099,799
Accumulated undistributed net investment income	2,049,607
Accumulated net realized gain	16,341,476
Net unrealized appreciation	104,312,153
$331,803,035

Net assets attributable to:
Class III shares	$262,693,252
Class M shares	$69,109,783

Shares outstanding:
Class III	16,525,284
Class M	4,387,114

Net asset value per share:
Class III	$15.90
Class M	$15.75

14	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $747,251)	$6,194,113
Interest (including securities lending income of $1,714)	73,553

Total investment income	6,267,666

Expenses:
Management fee (Note 3)	1,003,002
Shareholder service fee (Note 3) - Class III	182,797
12b-1 fee (Note 3) - Class M	81,109
Administration fee (Note 3) - Class M	64,887
Custodian and fund accounting agent fees	343,712
Transfer agent fees	23,460
Audit and tax fees	32,844
Legal fees	3,680
Trustees fees and related expenses (Note 3)	2,445
Registration fees	13,984
Miscellaneous	4,611
Net expenses	1,756,531

Net investment income (loss)	4,511,135

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax and CPMF tax of $24,165 and $8,008, respectively) (Note 2)	16,770,449
Foreign currency, forward contracts and foreign currency related transactions	(94,873)

Net realized gain (loss) on investments	16,675,576

Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual change of ($1,550))	(6,462,549)
Foreign currency, forward contracts and foreign currency related transactions	(98,011)

Net unrealized loss	(6,560,560)

Net realized and unrealized gain (loss)	10,115,016

Net increase (decrease) in net assets resulting from operations	$14,626,151

See accompanying notes to the financial statements.	15

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,511,135	$5,625,787
Net realized gain (loss)	16,675,576	46,634,322
Change in net unrealized appreciation (depreciation)	(6,560,560)	12,243,929
Net increase (decrease) in net assets from operations	14,626,151	64,504,038

Distributions to shareholders from:
Net investment income
Class III	(1,319,868)	(4,433,864)
Class M	(326,772)	(1,026,623)
Total distributions from net investment income	(1,646,640)	(5,460,487)
Net realized gains
Class III	(10,947,145)	(34,276,629)
Class M	(2,953,515)	(9,292,661)
Total distributions from net realized gains	(13,900,660)	(43,569,290)

	(15,547,300)	(49,029,777)
Net share transactions (Note 7):
Class III	14,353,793	(12,170,481)
Class M	256,540	6,619,994
Increase (decrease) in net assets resulting from net share transactions	14,610,333	(5,550,487)

Total increase (decrease) in net assets	13,689,184	9,923,774

Net assets:
Beginning of period	318,113,851	308,190,077
End of period (including accumulated undistributed net investment income of $2,049,607 and distributions in excess of net investment income of $814,888, respectively)	$331,803,035	$318,113,851

16	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005 (Unaudited)
			Year Ended February 28/29,
			2005	2004	2003		2002		2001
Net asset value, beginning of period	$15.99		$14.99	$8.54	$9.65		$8.81		$11.41

Income (loss) from investment operations:
Net investment income (loss)	0.23	†	0.30 †	0.18	0.08		0.14		0.08
Net realized and unrealized gain (loss)	0.48		3.43	6.71	(1.04)		0.77		(2.48)
Total from investment operations	0.71		3.73	6.89	(0.96)		0.91		(2.40)
Less distributions to shareholders:
From net investment income	(0.09)		(0.31)	(0.22)	(0.15)		(0.07)		—
From net realized gains	(0.71)		(2.42)	(0.22)	—		—		(0.20)
Total distributions	(0.80)		(2.73)	(0.44)	(0.15)		(0.07)		(0.20)
Net asset value, end of period	$15.90		$15.99	$14.99	$8.54		$9.65		$8.81
Total Return(a)	4.77	%**	28.76%	81.45%	(10.15	)%(b)	10.49	%(b)	(21.27	)%(b)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$262,693		$249,005	$249,844	$89,042		$72,405		$52,239
Net expenses to average daily net assets	1.08	%*	1.10%	1.16%	1.27%		1.40%		1.40%
Net investment income to average daily net assets	1.51	%(c)**	2.12%	1.82%	0.78%		2.12%		0.91%
Portfolio turnover rate	15	%**	53%	57%	108%		109%		98%
Fees and expenses reimbursed by the Manager to average daily net assets:	—		0.05%	0.06%	0.31%		0.17%		0.15%
Purchase premiums and redemption fees consisted of the following per share amounts:	—		—	—	$0.00	(d)	$0.04		$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)	Calculations exclude purchase premiums and redemption fees which are borne by the shareholder.
(c)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

(d)	Purchase premiums and redemption fees were less than$0.01 per share. The purchase premium and redemption fee was rescinded effective April 1, 2002.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	17

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class M share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003(a)
Net asset value, beginning of period	$15.87		$14.91	$8.51	$9.85

Income (loss) from investment operations:
Net investment income (loss)	0.21	†	0.26 †	0.11	0.01
Net realized and unrealized gain (loss)	0.46		3.39	6.71	(1.35)

Total from investment operations	0.67		3.65	6.82	(1.34)

Less distributions to shareholders:
From net investment income	(0.08)		(0.27)	(0.20)	—
From net realized gains	(0.71)		(2.42)	(0.22)	—

Total distributions	(0.79)		(2.69)	(0.42)	—
Net asset value, end of period	$15.75		$15.87	$14.91	$8.51
Total Return(b)	4.57%		28.30%	80.98%	(13.60	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,110		$69,109	$58,346	$579
Net expenses to average daily net assets	1.37	%*	1.40%	1.45%	1.57	%*
Net investment income to average daily net assets	1.35	%(c)**	1.82%	1.27%	0.20	%*
Portfolio turnover rate	15	%**	53%	57%	108	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	—		0.05%	0.06%	0.41	%*

(a)	Period from July 9, 2002 (commencement of operations) through February 28, 2003.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

*	Annualized.
**	Not annualized.
***	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.
†	Calculated using average shares outstanding throughout the period.

18	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO Emerging Countries Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in equity securities traded in the securities markets of emerging countries of Asia, Latin America, the Middle East, Africa and Europe (“Emerging Countries”).  The Fund’s benchmark is the S&P/IFCI (Investable) Composite Index.

Throughout the six months ended August 31, 2005, the Fund had two classes of shares outstanding: Class III and Class M.  The principal economic difference between the classes of shares is Class III shares bear a shareholder service fee while Class M shares bear an administration fee and a 12b-1 fee (See Note 3).

The Fund currently limits subscriptions due to capacity considerations.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.

19

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of, the Fund did not hold any forward contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

20

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire or are closed are treated as realized gains.  Premiums received from writing options which are exercised are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

21

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid are $4,541 and $2,827, respectively.  As of August 31, 2005, the Fund did not participate in security lending.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  As of August 31, 2005, the Fund did not hold any indexed securities.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values

22

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $75,294 for potential capital gains and repatriation taxes as of August 31, 2005.   The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations.  For the six months ended August 31, 2005, the Fund has incurred $24,165 related to capital gains taxes which is included in net realized gain (loss) in the Statement of Operations.  For the six months ended August 31, 2005, the Fund has recorded a receivable for a refund of Indian capital gains taxes paid of $239,300.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera (“CPMF”) tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the year. During the six months ended August 31, 2005, the Fund incurred $8,008, related to the CPMF tax which is included in net realized gain (loss) on investments in the Statement of Operations.

23

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $49,879 expiring in 2011.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$225,600,911	$109,553,833	$(5,430,473)	$104,123,360

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Investment risks

Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments.  Many emerging countries present elements of political and/or economic instability.  The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets.  Further, countries may impose various types of  foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities in anticipation of improving conditions

24

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets for emerging countries are relatively illiquid.  Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at an annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.  Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto.  This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) exceed 1.00% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $1,709 and $1,116, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $50,705,715 and $44,919,554, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The

25

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholders and related parties

As of August 31, 2005, 28.7% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.1 % of the Fund’s shares was held by thirteen related parties comprised of certain GMO employee accounts and, 11.6% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	971,708	$ 14,979,186	2,384,407	$ 34,258,956
Shares issued to shareholders in reinvestment of distributions	776,540	11,430,668	2,421,224	33,371,388
Shares repurchased	(791,092)	(12,056,061)	(5,901,106)	(79,800,825)
Net increase (decrease)	957,156	$ 14,353,793	(1,095,475)	$(12,170,481)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class M:
Shares sold	593,511	$9,029,414	1,851,406	$ 26,301,677
Shares issued to shareholders in reinvestment of distributions	224,832	3,280,287	756,405	10,319,284
Shares repurchased	(784,763)	(12,053,161)	(2,168,546)	(30,000,967)
Net increase (decrease)	33,580	$256,540	439,265	$6,619,994

26

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Countries Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

27

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

28

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

29

GMO Emerging Countries Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.  At the meeting, considerations of certain proposals were adjourned to final meetings held on April 6, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
10,259,799	1,170,858	29,829	3,335,477

30

GMO Emerging Countries Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

31

GMO Emerging Countries Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	1.08%	1,000.00	1,047.70	5.57
2) Hypothetical	1.08%	1,000.00	1,019.76	5.50

Class M
1) Actual	1.37%	1,000.00	1,045.70	7.06
2) Hypothetical	1.37%	1,000.00	1,018.30	6.97

*   Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Emerging Markets Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	82.3%
Preferred Stocks	14.6
Short-Term Investment(s)	1.2
Private Equity Securities	0.6
Debt Obligations	0.3
Investment Funds	0.3
Rights and Warrants	0.1
Convertible Securities	0.0
Swaps	0.0
Other Assets and Liabilities (net)	0.6
100.0%

Country Summary**	% of Equity Investments
South Korea	28.1%
Taiwan	20.3
Brazil	16.0
South Africa	7.9
Mexico	6.5
China	5.2
Malaysia	3.1
India	3.0
Turkey	2.3
Indonesia	1.6
Thailand	1.2
Poland	1.2
Argentina	0.9
Philippines	0.8
Egypt	0.8
Israel	0.3
Chile	0.3
Russia	0.3
Venezuela	0.2
100.0%

*                 The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying fund(s)”).

**          The table excludes short-term investments and any investment in the underlying fund(s) that is less than 3% of invested assets.

1

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	19.7%
Information Technology	18.5
Energy	12.1
Materials	11.5
Telecommunication Services	10.9
Industrials	10.1
Consumer Discretionary	8.7
Consumer Staples	3.7
Utilities	3.3
Health Care	0.5
Multi-Sector Holdings	0.1
Miscellaneous	0.9
100.0%

2

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 82.3%

	Argentina — 0.9%
805,120	Grupo Financiero Galicia SA ADR *	6,642,240
575,300	IRSA Inversiones y Representaciones SA GDR *(a)	6,989,895
1,074,950	Telecom Argentina SA ADR *	12,899,400
547,498	Tenaris SA ADR	62,677,571
		89,209,106

	Brazil — 4.0%
267,637,000	Aes Tiete SA	4,543,130
6,380,020	Banco do Brasil SA	94,441,620
791,100	Compania de Concessoes Rodoviarias	18,862,885
385,543,498	Compania Saneamento Basico SAO PA	24,207,290
3,765,672	Compania Siderurgica Nacional SA	74,019,340
222,900	Compania Vale do Rio Doce	7,669,576
2,491,521,000	Electrobas (Centro)	34,460,579
527,500	Localiza Rent A Car *	3,625,583
1,103,600	Petroleo Brasileiro SA (Petrobras)	69,624,658
200,000	Petroleo Brasileiro SA (Petrobras) ADR	12,512,000
2,790,304	Souza Cruz SA (Registered)	31,253,299
3,365,838	Tele Centro Oeste Celular Participacoes SA	32,558,806
		407,778,766

	Chile — 0.3%
54,476	Banco de Chile ADR	2,266,202
198,300	Banco Santander Chile SA ADR	7,521,519
106,500	Compania Cervecerias Unidas ADR	2,796,690
166,000	Compania de Telecommunicaciones de Chile ADR	1,917,300
93,000	Empresa Nacional de Electricidad SA ADR	2,441,250
251,681	Enersis SA ADR	2,692,987
55,200	Lan Airlines SA	1,738,800
258,028	Masisa SA ADR *	3,016,347
130,801	Quinenco SA ADR	1,705,645
17,800	Sociedad Quimica y Minera de Chile SA ADR	2,118,200
		28,214,940

See accompanying notes to the financial statements.	3

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	China — 5.0%
282,600	China Finance Online Co ADR *	1,565,321
369,450	China Medical Technologies Inc ADR *(a)	7,481,362
29,563,000	China Mobile Ltd	129,096,693
284,800	China Mobile Ltd ADR (a)	6,222,880
155,473,301	China Petroleum & Chemical Corp Class H	69,460,005
6,861,000	China Resources Enterprise Ltd	10,959,202
951,800	China Telecom Corp Ltd ADR (a)	35,825,752
70,040,000	China Telecom Corp Ltd Class H	26,296,824
25,108,000	CNOOC Ltd	18,108,167
52,000	CNOOC Ltd ADR	3,750,760
10,622,000	Foxconn International Holdings 144A *	9,263,506
30,674,000	Guangdong Investments Ltd	9,639,932
143,304,889	PetroChina Co Ltd Class H	116,168,484
281,000	Shandong Molong Petroleum Machinery Co Ltd	38,012
10,025,000	Shanghai Industrial Holdings Ltd	19,075,705
22,600,000	Sinochem Hong Kong Holding *	4,388,762
8,648,000	Weiqiao Textile Co	11,347,617
11,182,400	Yanzhou Coal Mining Co Ltd Class H	8,311,493
32,458,000	Zhejiang Expressway Co Ltd	22,083,877
		509,084,354

	Egypt — 0.8%
1,613,388	Commercial International Bank	13,672,861
234,341	Eastern Tobacco Co	7,918,349
479,257	MobiNil-Egyptian Mobile Services Co	15,509,729
442,760	Orascom Telecommunications	41,877,967
		78,978,906

	Hungary — 0.0%
100	Magyar Telecom	2,489

	India — 2.8%
1,686,500	Amtek Auto Ltd	8,545,431
154,458	Arvind Mills Ltd	465,874
2,252,000	Bank of India	6,087,919
776,463	Bharat Electronics Ltd	12,634,721

4	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	India — continued
3,000	Cipla Ltd (Shares Under Objection) *(b)	1
203,900	Galaxy Entertainment Corp Ltd *	1,664,660
2,802,110	Gammon India Ltd	24,294,965
1,644,320	Geodesic Information Systems Ltd	10,622,191
756,400	Gujarat NRE Coke Ltd	2,348,580
200	HCL Infosystems Ltd (Shares Under Objection) (b)	—
155,789	Hero Honda Motors Ltd	2,293,943
4,487,825	Hexaware Technologies Ltd	10,936,511
714,000	ICICI Bank Ltd	7,836,360
4,582,565	Indian Overseas Bank	9,267,523
5,960,710	Infrastructure Development Finance Co Ltd *	8,942,757
15,500	Infosys Technologies Inc	838,995
622,500	ING Vysya Bank Ltd *	2,481,453
100	ITC Ltd (Shares Under Objection) *(b)	—
1,907,550	IVRCL Infrastructure	36,550,127
1,656,245	Jaiprakash Associates Ltd	11,641,523
430,472	Jindal Steel & Power Ltd	11,541,273
787,800	KEC International Ltd *	4,916,958
87	Mahindra GESCO Developers Ltd *	410
700	National Thermal Power Co	1,632
15,956	NIIT Technologies Ltd	61,928
306,800	Raymond Ltd	2,560,079
912,279	Reliance Capital Ltd	9,834,913
364,911	Reliance Energy Ltd	4,715,444
900	Reliance Energy Ltd (Shares Under Objection) *(b)	—
7,133	Reliance Industries Ltd (Shares Under Objection) *(b)	2
1,057,000	Rolta India Ltd	3,942,832
174,899	Sakthi Sugars Ltd *	401,048
328,200	Satyam Computer Services Ltd	3,952,371
2,889,220	Shasun Chemicals	5,724,908
240,444	Siemens India Ltd	12,530,359
497,490	Sintex Industries Ltd	7,061,617
2,910,563	Spicejet Ltd *	6,780,240
1,846,700	Syndicate Bank	3,264,970
713,119	Tasc Pharmaceuticals Ltd *	4,738,857
1,850,100	Union Bank of India	5,672,589

See accompanying notes to the financial statements.	5

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	India — continued
1,121,998	United Phosphorus Ltd	24,204,913
262,100	UTV Software Communications Ltd *(b) (c)	961,201
5,269,772	Vijaya Bank India	7,611,657
67,166	Welspun India Ltd *	200,073
600	Wockhardt Ltd	7,275
729,650	Yes Bank *	1,113,742
		279,254,825

	Indonesia — 1.5%
51,188,613	Astra International Tbk PT — Jakarta, Indonesia	50,753,474
93,894,000	Bank Central Asia Tbk PT	31,372,084
63,240,950	Bank Pan Indonesia Tbk PT	2,561,579
259,467,000	Bumi Resources Tbk PT	19,699,233
16,414,000	Ciputra Surya Tbk PT	616,010
60,628,000	Matahari Putra Prima Tbk PT	4,742,460
48,281,000	Mayora Indah Tbk PT	3,710,384
72,698,000	Summarecon Agung	5,471,933
61,089,560	Telekomunikasi Indonesia Tbk PT	30,020,424
301,969	Telekomunikasi Indonesia Tbk PT ADR	5,797,805
		154,745,386

	Israel — 0.3%
1,793,100	Bank Hapoalim Ltd	6,621,992
1,729,300	Bank Leumi Le-Israel	5,128,686
157,800	Check Point Software Technologies *	3,559,968
419,300	Israel Chemicals Ltd	1,568,376
1,367,200	Israel Discount Bank Class A *	1,926,021
172,600	Taro Pharmaceuticals Industries *	4,708,528
22,300	Teva Pharmaceutical Industries	724,112
313,200	Teva Pharmaceutical Industries ADR	10,160,208
		34,397,891

	Lebanon — 0.0%
12,059	Banque Libanaise pour le Commerce Sal *(b)	35,695

6	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 3.1%
36,062,000	Arab-Malaysian Corp Berhad *	10,425,666
21,935,500	Berjaya Sports Toto	26,545,328
52,202,000	Commerce Asset Holdings Berhad	76,847,101
6,960,956	Edaran Otomobil Berhad	6,433,533
1,620,723	EON Capital Berhad	2,321,217
5,685,000	Habib Corporation Berhad	2,553,126
10,902,200	Highlands and Lowlands Berhad	12,604,585
13,040,600	IJM Corp Berhad	16,592,884
13,324,900	Malaysian International Shipping Berhad (Foreign Registered)	62,988,413
18,921,100	Maxis Communications Berhad	47,717,088
16,702,031	Telekom Malaysia Berhad	46,117,885
		311,146,826

	Mexico — 6.4%
7,854,900	Alfa SA de CV Class A	47,626,037
3,325,530	America Movil SA de CV Class L ADR	73,161,660
3,672,289	Carso Global Telecom Class A *	6,146,090
77,471	Cemex SA de CV ADR (Participating Certificates)	3,693,043
21,029,044	Cemex SA de CV CPO	100,149,478
23,622,500	Corporacion GEO SA de CV Series B *	65,672,966
4,705,000	Fomento Economico Mexicano SA de CV	32,263,482
6,963,000	Grupo Cementos de Chihuahua SA de CV	16,347,350
10,074,900	Grupo Financiero Banorte SA de CV	82,716,287
8,232,755	Grupo Financiero Serfin SA de CV Class B *(b) (d)	7,655
12,660,800	Grupo Mexico SA Class B	22,260,877
9,265,400	Telefonos de Mexico SA de CV Class L ADR	177,895,680
3,969,160	Walmart de Mexico SA de CV Class V	17,293,802
		645,234,407

	Philippines — 0.8%
112,029,950	Ayala Land Inc	16,206,767
5,460,240	Bank of the Philippine Islands	5,202,932
4,146,000	Fil-Hispano Corp*	443,502
10,728,823	First Philippine Holdings	8,043,214
796,872	Philippine Long Distance Telephone	22,525,281
253,700	Philippine Long Distance Telephone ADR (a)	7,207,617

See accompanying notes to the financial statements.	7

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
6,212,276	San Miguel Corp Class B	10,452,487
61,154,199	SM Prime Holdings	7,744,822
		77,826,622

	Poland — 0.6%
339,200	BRE Bank SA *	14,612,071
2,639,600	Polski Koncern Naftowy Orlen SA	45,866,484
		60,478,555

	Russia — 0.0%
53,400	Lukoil ADR	2,589,900
29,300	Mobile Telesystems ADR	1,084,100
135,000	Russia Petroleum *(b)	205,875
		3,879,875

	South Africa — 7.7%
4,061,075	ABSA Group Ltd	58,584,521
1,866,000	AECI Ltd	15,368,715
8,175,230	African Bank Investments Ltd	26,120,526
6,527,000	AVI Ltd	14,974,535
2,060,000	Barlow Ltd	32,916,591
4,087,000	Consol Ltd *	7,829,828
1,477,700	Edgars Consolidated Stores Ltd	7,378,921
4,339,290	Foschini Ltd	32,135,055
404,100	Impala Platinum Holdings Ltd	42,387,723
5,725,376	Ispat Iscor Ltd	43,130,221
3,897,100	MTN Group Ltd	28,348,291
1,264,000	Naspers Ltd Class N	20,665,563
808,100	Nedcor Ltd	11,153,678
35,105,000	Old Mutual Plc	89,712,686
5,222,370	Remgro Ltd	86,694,009
36,293,557	Sanlam Ltd	75,738,116
3,115,510	Sasol Ltd	104,670,219
4,243,100	Steinhoff International Holdings	10,989,421
2,189,341	Telkom SA Ltd	43,753,414

8	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Africa — 7.7%
1,268,800	Tiger Brands Ltd	25,849,586
853,800	Tongaat-Hulett Group	8,692,680
		787,094,299

	South Korea — 24.7%
856,356	Ace Digitech Co Ltd *	6,851,532
93,080	Amorepacific Corp	25,053,597
1,130,900	Cheil Industries Inc	23,283,270
131,800	CJ CGV Co Ltd	3,145,493
558,817	Clover Hitech Co Ltd *	2,846,567
2,271,500	Daegu Bank	23,933,449
571,620	Daelim Industrial Co Ltd	34,001,091
1,454,460	Daesang Corp	13,998,916
1,104,040	Daesang Holdings	4,481,010
3,641,090	Daewoo Engineering & Construction Co Ltd	29,807,198
2,751,010	Daewoo Heavy Industries & Machinery Ltd	24,044,049
717,800	Daewoo Motor Sales Corp	9,778,770
3,382,300	Daewoo Securities Co Ltd *	35,698,613
1,146,500	Dongkuk Steel Mill	18,830,708
2,232,700	Dongwon Financial Holding Co Ltd	48,991,671
924,000	DPI Co Ltd	5,414,617
796,900	Global Enterprises	6,746,102
500,200	Hana Securities Co Ltd	5,498,124
234,365	Hanil Cement Manufacturing	15,153,843
1,705,000	Hanjin Heavy Industry & Construction	29,100,204
1,575,200	Hanjin Shipping	35,886,510
153,150	Hankuk Electric Glass Co Ltd	5,756,149
1,538,310	Hanwha Chemical Corp	18,146,040
3,688,608	Hanwha Corp	69,749,933
1,926,200	Hynix Semiconductor Inc *	40,405,912
858,561	Hyosung Corp	10,130,267
2,192,700	Hyundai Development Co	58,969,504
2,022,100	Hyundai Engineering & Construction *	61,594,089
1,146,600	Hyundai Merchant Marine *	14,749,344
704,749	Hyundai Mipo Dockyard	49,890,784
612,800	Hyundai Mobis	44,135,906

See accompanying notes to the financial statements.	9

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,170,520	Hyundai Motor Co	149,651,746
1,941,100	Hyundai Securities Co *	18,031,004
5,030,600	Industrial Bank of Korea	52,405,512
1,188,330	INI Steel Co	24,191,171
7,941,600	KIA Motors Corp	118,118,573
1,988,770	Kolon Construction *	14,336,199
1,761,890	Kookmin Bank	89,067,309
212,900	Korea Cement Co Ltd	2,642,278
3,733,100	Korea Electric Power Corp	118,076,206
1,140,200	Korean Air Lines Co Ltd	19,592,046
396,000	KT Corp	15,019,398
303,100	KT Corp ADR	6,168,085
2,564,800	KT&G Corp	113,561,243
576,000	KT&G Corp GDR 144A	12,384,000
343,400	Kumgang Construction Co	8,228,875
856,700	Kumho Industrial Co Ltd	11,945,702
2,583,794	LG Corp	60,487,101
275,510	LG Electronics Inc	16,704,335
914,700	LG Engineering & Construction Ltd	33,734,163
325,137	LG Home Shopping Inc	30,470,097
889,900	LG Insurance Co Ltd	8,971,476
2,834,300	LG Investment & Securities Co Ltd	29,603,089
548,400	LG Petrochemical Co Ltd	13,694,089
93,750	Nasan Co Ltd *	984,693
1,058,600	Poongsan Corp	11,484,052
696,949	POSCO	144,361,942
433,390	Pumyang Construction Co Ltd *	3,919,225
591,750	Samsung Electronics Co Ltd	313,289,625
1,200,800	Samsung Engineering Co Ltd	22,755,211
215,900	Samsung SDI Co Ltd	20,415,789
1,433,400	Samsung Techwin Co Ltd	18,429,770
234,600	SFA Engineering Corp	5,112,589
1,074,870	Shinhan Financial Group Co Ltd	31,785,608
57,500	Shinsegae Co Ltd	20,526,329
1,457,820	SK Corp	72,708,032
44,100	SK Telecom Co Ltd	8,109,120
2,112,700	SK Telecom Co Ltd ADR	44,916,002

10	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Korea — 24.7%
222,828	SM Entertainment Co *	3,335,915
412,400	SODIFF Advanced Materials Co Ltd	7,274,726
804,408	STX Engine Co Ltd	13,242,592
320,833	Taewoong Co Ltd	3,646,351
1,505,300	Woori Finance Holdings Co Ltd	17,743,943
		2,507,198,473

	Sri Lanka — 0.0%
333,600	Lanka Walltile Ltd	173,761

	Taiwan — 19.8%
49,319,240	Acer Inc	93,801,128
62,206,511	Asustek Computer Inc	151,942,680
13,154,000	AU Optronics Corp	19,584,599
26,736,255	Benq Corp	25,110,364
25,315,820	Cheng Loong Corp	6,757,817
70,039,000	China Bills Finance Corp	22,226,850
66,570,651	China Development Financial Holding Corp *	24,466,696
84,079,096	China Steel Corp	73,062,295
25,880,404	Chinatrust Financial Holding Co	24,214,259
35,406,499	Chung Hung Steel Corp	13,100,837
45,090,000	Chunghwa Telecom Co Ltd	83,861,204
845,220	Chunghwa Telecom Co Ltd ADR (a)	16,270,485
18,290,565	Compal Electronics Inc	18,342,449
25,948,100	Evergreen Marine Corp	17,912,429
25,671,305	Far Eastern International Bank	13,320,389
35,531,268	Far Eastern Textile Co Ltd	23,118,759
10,271,000	Far Eastone Telecommunications Co Ltd	12,934,811
36,246,360	Formosa Chemicals & Fibre Co	56,360,268
28,245,987	Formosa Petrochemical Corp	52,692,522
35,969,590	Formosa Plastics Corp	53,815,669
21,184,000	Fubon Financial Holding Co Ltd	19,226,081
18,975,917	GigaByte Technology Co Ltd	18,099,896
3,634,600	High Tech Computer Corp	40,161,753
32,982,456	Hon Hai Precision Industry Co Ltd	171,047,822
16,595,500	International Bank of Taipei	10,474,978

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
43,426,876	Inventec Co Ltd	19,372,232
28,980,080	KGI Securities Co Ltd	10,050,823
27,628,842	Lite-On Technology Corp	28,774,659
8,547,600	MediaTek Inc	72,939,790
93,058,000	Mega Financial Holdings Co Ltd	61,965,262
22,736,735	Micro-Star International Co Ltd	13,168,423
16,151,306	Mitac International Corp	19,140,309
6,987,772	Nan Ya Plastic Corp	8,533,681
6,530,719	Novatek Microelectronics	27,726,980
14,174,462	Oriental Union Chemical	9,773,151
18,684,986	Powerchip Semiconductor	11,525,641
23	Promos Technologies Inc	8
22,582,556	Realtek Semiconductor Corp	22,825,000
31,642,736	Shin Kong Financial Holdings	28,865,808
9,405,636	Siliconware Precision Industries Co	8,519,209
18,940,073	Sinopac Holdings Co	9,110,840
25,632,125	Taishin Financial Holdings Co Ltd	16,489,948
42,749,000	Taiwan Cellular Corp	39,775,497
67,786,949	Taiwan Cement Corp	42,172,590
4,811,000	Taiwan Fertilizer Co Ltd	5,742,454
203,994,804	Taiwan Semiconductor Manufacturing Co Ltd	335,657,099
2,873,238	Taiwan Semiconductor Manufacturing Co Ltd ADR	23,646,749
8,012,800	Tsann Kuen Enterprises Co Ltd	12,480,664
11,690,000	U-Ming Marine Transport Co	13,644,996
5,649,000	Waffer Technology Co Ltd	8,181,201
78,320,050	Walsin Lihwa Corp	23,190,148
20,352,703	Wan Hai Lines Ltd	16,352,822
36,151,000	Waterland Financial Holdings	12,931,461
7,699,445	Wintek Corp	11,241,848
36,233,000	Yang Ming Marine Transport	25,003,204
35,196,659	Yieh Phui Enterprise	14,778,728
		2,015,488,265

12	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Thailand — 1.2%
6,842,500	Advanced Info Service Pcl (Foreign Registered) (b)	16,895,074
27,379,600	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	10,649,253
13,355,400	Central Pattana Pcl (Foreign Registered) (b)	3,346,285
13,394,100	Home Product Center Pcl (Foreign Registered) (b)	2,209,336
21,807,000	Kasikornbank Pcl NVDR	32,517,530
6,887,150	Krungthai Card Pcl (Foreign Registered) (b)	3,643,849
28,256,000	Power Line Engineering PCL	5,242,627
4,389,293	PTT Pcl (Foreign Registered) (b)	26,359,352
508,607	PTT Pcl NVDR	3,054,376
15,707,100	Saha Pathana International Holdings Pcl (Foreign Registered) (b)	6,413,107
3,108,050	Star Block Co Ltd (Foreign Registered) *(b) (d)	754
5,355,000	Thai Oil Pcl (Foreign Registered) (b)	8,694,299
12,926,900	Yarnapund PCL	4,808,681
		123,834,523

	Turkey — 2.2%
10,793,192	Akbank TAS	64,945,258
2,862,695	Doktas Dokumculuk Ticaret	3,959,264
4,441,087	Finansbank AS *	23,611,862
81,588	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	6,907,117
42,150	Medya Holding AS *(b) (d)	313
5,343,223	Trakya Cam Sanayii AS	20,634,650
1,363,167	Tupras-Turkiye Petrol Rafineriler AS	20,989,732
2,985,209	Turkcell Iletisim Hizmet AS	16,480,439
5,049,871	Turkiye IS Bankasi Class C	30,659,530
3,420,296	Vestel Elektronik Sanayi *	12,660,815
5,687,500	Yapi Ve Kredi Bankasi AS *	24,976,389
		225,825,369

	Venezuela — 0.2%
1,485,112	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	22,053,913

	TOTAL COMMON STOCKS (COST $6,243,734,331)	8,361,937,246

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 14.6%

	Brazil — 11.7%
1,744,953	Banco Bradesco SA 3.66%	74,032,796
542,317	Banco Itau Holding Financeira SA 2.79%	113,433,297
12,203,000	Belgo Mineira (Registered) 3.41%	6,274,371
40,281,898	Caemi Mineracao e Metalurgica SA 3.43%	47,169,299
1,365,517,800	Compania Energetica de Minas Gerais 4.11%	47,709,118
3,521,604,700	Compania Paranaense de Energia 2.89%	20,215,236
498,800	Compania Vale do Rio Doce Class A 3.97%	14,983,046
2,726,953,860	Electrobras (Centro) SA Class B 8.09%	36,328,533
736,003,000	Geracao Tiete 9.36%	13,692,716
4,185,588	Gerdau SA 8.17%	50,699,422
64,239,139	Investimentos Itau SA 4.28%	160,257,165
58,585,389	Net Servicos de Comunicacoa SA *	21,624,645
8,295,913	Petroleo Brasileiro SA (Petrobras) 4.72%	457,559,902
521,700	Petroleo Brasileiro SA (Petrobras) ADR 6.93%	28,688,283
7,171,823	Sadia SA 4.03%	16,005,002
943,479,248	Siderurgica de Tubarao 3.52%	53,638,617
407,300	Tele Centro Oeste Celular SA ADR 3.78% (a)	3,963,029
16,369,823	Unipar, Class B 1.99%	17,849,149
		1,184,123,626

	India — 0.1%
4,784,484	CBAY Systems Ltd Series E *(c)	9,798,623
267,898	CBAY Systems Ltd Series F (c)	548,655
		10,347,278

	Philippines — 0.0%
50,000	Philippine Long Distance Telephone, Series III *	2,523,500

	South Korea — 2.8%
653,200	Hyundai Motor Co 3.72%	27,130,351
591,260	LG Electronics Inc 3.88%	21,569,364
644,953	Samsung Electronics Co Ltd (Non Voting) 2.95%	232,510,881
		281,210,596

	TOTAL PREFERRED STOCKS (COST $626,488,463)	1,478,205,000

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)

	PRIVATE EQUITY SECURITIES — 0.6%

	Poland — 0.6%
21,635,077	CHP Investors (Multimedia) *(b) (c)	32,452,616
25,091,031	MHP Investors (Tri Media Holdings Ltd) *(b) (c)	27,359,260
		59,811,876

	Russia — 0.0%
90,000	Divot Holdings NV — Class D *(b) (c) (d)	900
124,330	Divot Holdings NV — Class E *(b) (c) (d)	1,243
46,624	Divot Holdings NV, Convertible Securities — Class F *(b) (c) (d)	466
		2,609

	Sri Lanka — 0.0%
1,591,169	Millenium Information Technology *(b) (c)	787,470

	TOTAL PRIVATE EQUITY SECURITIES (COST $64,357,733)	60,601,955

	DEBT OBLIGATION(S) — 0.3%

	United States — 0.3%
27,205,000	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (e) (f)	35,082,099

	TOTAL DEBT OBLIGATION(S) (COST $35,860,968)	35,082,099

	INVESTMENT FUNDS — 0.3%

	China — 0.1%
500,000	Martin Curries Sino-American Corp Ltd A Share *(c)	5,000,000

	India — 0.0%
170	SPG Infinity Technology Fund I *(b) (c)	657,669
1,371,900	TDA India Technology Fund II LP *(b) (c)	971,171
100	UTI Masterplus 1991 Units (Shares Under Objection) *(b)	—
		1,628,840

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Kazakhstan — 0.0%
450,000	Kazakhstan Investment Fund *(b) (c)	76,319

	Poland — 0.0%
1,749,150	The Emerging Europe Fund II, LP *(b) (c)	455,972

	Russia — 0.2%
9,500,000	NCH Eagle Fund LP *(b) (c)	21,350,769

	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund *(b) (c)	47,105

	TOTAL INVESTMENT FUNDS (COST $21,166,270)	28,559,005

	RIGHTS AND WARRANTS — 0.1%

	India — 0.1%
126,997	Arvind Mills Ltd Warrants, 144A, Expires 6/12/07 (Goldman Sachs) *(e) (g)	382,230
107,835	Hero Honda Motors Ltd Warrants, 144A, Expires 5/5/06 (Merrill Lynch) *(e) (g)	1,577,903
32,542	Uniphos Enterprises Ltd Warrants, 144A, Expires 1/28/09 (Merrill Lynch) *(e) (g)	23,360
142,330	United Phosphorus Ltd Warrants, 144A, Expires 1/28/09 (Merrill Lynch) *(e) (g)	3,099,043
		5,082,536

	Malaysia — 0.0%
5,685,000	Habib Corp Rights, Expires 9/22/05 *	813,865

	Philippines — 0.0%
2,073,000	Fil-Hispano Holdings Corp Rights, Expires 9/16/05 *	184,185

	Thailand — 0.0%
2,689,393	True Corp Pcl Warrants, Expires 4/03/08 *(b)	—

	TOTAL RIGHTS AND WARRANTS (COST $4,441,271)	6,080,586

16	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuer
8,064	GMO Special Purpose Holding Fund *	84,756

	TOTAL MUTUAL FUNDS (COST $12,427)	84,756

	CONVERTIBLE SECURITIES — 0.0%

	Russia — 0.0%
56,000	Lukinter Finance BV, 0.03%, due 11/29/07 *	128,534

	TOTAL CONVERTIBLE SECURITIES (COST $59,290)	128,534

	SHORT-TERM INVESTMENT(S) — 1.2%

	Cash Equivalents — 1.2%
92,800,000	Rabobank Time Deposit, 3.57%, due 09/01/05	92,800,000
29,399,225	The Boston Global Investment Trust (h)	29,399,225
		122,199,225

	TOTAL SHORT-TERM INVESTMENT(S) (COST $122,199,225)	122,199,225

	TOTAL INVESTMENTS — 99.4%
	(Cost $7,118,319,978)	10,092,878,406

	Other Assets and Liabilities (net) — 0.6%	65,356,779

	TOTAL NET ASSETS — 100.0%	$10,158,235,185

See accompanying notes to the financial statements.	17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(c)	Direct placement securities are restricted as to resale.
(d)	Bankrupt issuer.
(e)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(f)	All or a portion of this security is held as collateral for open swap contracts.
(g)	Structured warrants with risks similar to equity swaps.
(h)	All or a portion of this security represents investment of security lending collateral. (Note 2)

As of August 31, 2005, 70.0% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

18	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Additional information on each restricted security is as follows:

			Market
			Value as a
			Percentage	Market
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, Description	Date	Cost	Net Assets	August 31, 2005
CBAY Systems Ltd Series E	5/06/03-3/29/05	$5,444,220	0.09%	$9,798,623
CBAY Systems Ltd. Series F	8/4/05	656,350	0.01%	548,655
CHP Investors (Multimedia)	12/13/99-3/05/01	22,825,006	0.31%	32,452,616
Divot Holdings NV, Private Equity Securities	9/21/01	124,330	0.00%	1,243
Divot Holdings NV, Private Equity Securities	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Convertible Securities	3/27/02	46,624	0.00%	466
Kazakhstan Investment Fund	10/16/97	3,285,000	0.00%	76,319
Martin Curries Sino-American Corp Ltd A Share	3/17/05	5,000,000	0.04%	5,000,000
MHP Investors (Tri Media Holdings Ltd)	11/27/01	26,147,396	0.26%	27,359,260
Millenium Information Technology	10/21/99	2,252,570	0.00%	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.21%	21,350,769
Societe Generale Thalmann Ukraine Fund	7/15/97	1,123,189	0.00%	47,105
SPG Infinity Technology Fund I	12/23/99	1,190,000	0.00%	657,669
TDA India Technology Fund II LP	2/23/00-3/23/04	1,371,900	0.00%	971,171
The Emerging Europe Fund II, LP	12/05/97-3/17/00	1,749,150	0.00%	455,972
U TV Software Communications Ltd.	2/29/00	3,004,959	0.00%	961,201
				$100,469,439

See accompanying notes to the financial statements.	19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Swap Agreements

Total Return Swaps

						Net
Notional	Expiration					Unrealized
Amount	Date	Counterparty	Receive	(Pay)	Index	Appreciation
						(Depreciation)
22,235,419 USD	5/19/2006	Merrill Lynch	Return on Index	3 month LIBOR - 4.00%	MSCI Turkey Index	$2,538,219
14,264,639 USD	9/09/2005	Morgan Stanley	Return on Index	3 month LIBOR - 3.50%	MSCI Taiwan Index	(899,332)
						$1,638,887

20	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, including securities on loan of $29,018,234 (cost $7,118,307,551) (Note 2)	$10,092,793,650
Investments in affiliated issuers, at value (cost $12,427) (Notes 2 and 8)	84,756
Cash	4,434
Foreign currency, at value (cost $55,138,270) (Note 2)	54,501,378
Receivable for investments sold	21,583,396
Receivable for Fund shares sold	31,100,000
Dividends and interest receivable	41,005,170
Foreign taxes receivable	2,883,802
Receivable for open swap contracts (Note 2)	2,538,219
Receivable for expenses reimbursed by Manager (Note 3)	45,570

Total assets	10,246,540,375

Liabilities:
Payable for investments purchased	15,993,433
Payable upon return of securities loaned (Note 2)	29,399,225
Payable for Fund shares repurchased	24,900,000
Accrued capital gain and repatriation taxes payable (Note 2)	4,569,491
Payable to affiliate for (Note 3):
Management fee	7,050,173
Shareholder service fee	985,762
Trustees and Chief Compliance Officer fees	14,142
Payable for open swap contracts (Note 2)	899,332
Accrued expenses	4,493,632

Total liabilities	88,305,190
Net assets	$10,158,235,185

See accompanying notes to the financial statements.	21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$6,424,668,678
Accumulated undistributed net investment income	80,173,440
Accumulated net realized gain	682,374,588
Net unrealized appreciation	2,971,018,479
$10,158,235,185

Net assets attributable to:
Class III shares	$4,576,079,169
Class IV shares	$2,821,899,920
Class V shares	$615,060,519
Class VI shares	$2,145,195,577

Shares outstanding:
Class III	240,363,720
Class IV	148,501,028
Class V	32,360,399
Class VI	112,826,368

Net asset value per share:
Class III	$19.04
Class IV	$19.00
Class V	$19.01
Class VI	$19.01

22	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $23,959,325)	$208,163,815
Interest (including securities lending income of $22,564)	3,458,895

Total investment income	211,622,710

Expenses:
Management fee (Note 3)	38,864,157
Shareholder service fee (Note 3) – Class III	3,241,467
Shareholder service fee (Note 3) – Class IV	1,589,604
Shareholder service fee (Note 3) – Class V	85,081
Shareholder service fee (Note 3) – Class VI	562,684
Custodian and fund accounting agent fees	6,128,488
Transfer agent fees	29,348
Audit and tax fees	86,572
Legal fees	115,552
Trustees fees and related expenses (Note 3)	77,454
Registration fees	9,936
Miscellaneous	138,422
Total expenses	50,928,765
Fees and expenses reimbursed by Manager (Note 3)	(268,824)
Net expenses	50,659,941

Net investment income (loss)	160,962,769

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax and CPMF tax of $1,126,606 and $178,720, respectively) (Note 2)	702,620,739
Investments in affiliated issuers	50,297
Closed swap contracts	6,271,913
Foreign currency, forward contracts and foreign currency related transactions	(4,609,584)

Net realized gain (loss) on investments	704,333,365

Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual of ($1,323,883))	(343,257,828)
Open swap contracts	(2,462,165)
Foreign currency, forward contracts and foreign currency related transactions	(2,458,579)

Net unrealized loss	(348,178,572)

Net realized and unrealized gain (loss)	356,154,793

Net increase (decrease) in net assets resulting from operations	$517,117,562

See accompanying notes to the financial statements.	23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$160,962,769	$163,707,788
Net realized gain (loss)	704,333,365	979,476,425
Change in net unrealized appreciation (depreciation)	(348,178,572)	1,234,346,922
Net increase (decrease) in net assets from operations	517,117,562	2,377,531,135

Distributions to shareholders from:
Net investment income
Class III	(36,949,516)	(72,005,938)
Class IV	(26,504,073)	(49,441,849)
Class V	(1,274,048)	(1,769,486)
Class VI	(18,019,730)	(31,573,876)
Total distributions from net investment income	(82,747,367)	(154,791,149)
Net realized gains
Class III	(184,054,774)	(257,307,655)
Class IV	(130,393,496)	(179,643,341)
Class V	(6,154,040)	(24,240)
Class VI	(87,571,493)	(117,184,878)
Total distributions from net realized gains	(408,173,803)	(554,160,114)

	(490,921,170)	(708,951,263)
Net share transactions (Note 7):
Class III	132,209,272	(332,269,901)
Class IV	(422,348,062)	842,762,604
Class V	555,311,993	(316,414,743)
Class VI	54,121,590	801,130,131

Increase (decrease) in net assets resulting from net share transactions	319,294,793	995,208,091
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	932,568	3,225,794
Class IV	472,999	697,130
Class V	—	—
Class VI	435,048	2,255,094
Increase in net assets resulting from net purchase premiums and redemption fees	1,840,615	6,178,018

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	321,135,408	1,001,386,109
Total increase (decrease) in net assets	347,331,800	2,669,965,981

Net assets:
Beginning of period	9,810,903,385	7,140,937,404
End of period (including accumulated undistributed net investment income of $80,173,440 and $1,958,038, respectively)	$10,158,235,185	$9,810,903,385

24	See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002		2001
Net asset value, beginning of period	$ 19.05		$ 15.78	$ 8.82	$ 9.84	$ 9.04		$ 11.16
Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.34	0.23	0.11	0.18		0.17
Net realized and unrealized gain (loss)	0.64		4.40	6.97	(1.00)	0.80		(2.27)
Total from investment operations	0.95		4.74	7.20	(0.89)	0.98		(2.10)
Less distributions to shareholders:
From net investment income	(0.16)		(0.32)	(0.24)	(0.13)	(0.18)		(0.02)
From net realized gains	(0.80)		(1.15)	—	—	—		—
Total distributions	(0.96)		(1.47)	(0.24)	(0.13)	(0.18)		(0.02)
Net asset value, end of period	$ 19.04		$ 19.05	$ 15.78	$ 8.82	$ 9.84		$ 9.04
Total Return(a)	5.37	%**	31.45%	82.10%	(9.14)%	11.15%		(18.79)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,576,079		$4,433,098	$4,079,172	$1,215,653	$826,960		$560,205
Net expenses to average daily net assets	1.09	%*	1.11%	1.12%	1.16%	1.19	%(b)	1.23%
Net investment income to average daily net assets	1.67	%**(c)	2.17%	1.85%	1.12%	2.32%		1.69%
Portfolio turnover rate	20	%**	57%	46%	59%	74%		90%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.02%	0.02%	0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$ 0.00	(d)	$ 0.01	$ 0.06	$ 0.05	$ 0.05		$ 0.03

(a)

The total returns would have been lower had certain expenses not been reimbursed on the Fund and underlying funds during the periods shown.  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate 0.035% of average daily net assets.
(c)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	25

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002		2001
Net asset value, beginning of period	$ 19.02		$ 15.75	$ 8.81	$ 9.83	$ 9.03		$ 11.16
Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.34	0.24	0.11	0.17		0.17
Net realized and unrealized gain (loss)	0.63		4.41	6.94	(0.99)	0.82		(2.28)
Total from investment operations	0.94		4.75	7.18	(0.88)	0.99		(2.11)
Less distributions to shareholders:
From net investment income	(0.16)		(0.33)	(0.24)	(0.14)	(0.19)		(0.02)
From net realized gains	(0.80)		(1.15)	—	—	—		—
Total distributions	(0.96)		(1.48)	(0.24)	(0.14)	(0.19)		(0.02)
Net asset value, end of period	$ 19.00		$ 19.02	$ 15.75	$ 8.81	$ 9.83		$ 9.03
Total Return(a)	5.34	%**	31.59%	81.97%	(9.09)%	11.22%		(18.82)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,821,900		$3,255,865	$1,799,736	$1,003,594	$735,455		$467,619
Net expenses to average daily net assets	1.05	%*	1.06%	1.08%	1.12%	1.14	%(b)	1.18%
Net investment income to average daily net assets	1.68	%**(c)	2.13%	2.05%	1.16%	2.27%		1.73%
Portfolio turnover rate	20	%**	57%	46%	59%	74%		90%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.02%	0.02%	0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$ 0.00	(d)	$ 0.00 (d)	$ 0.05	$ 0.02	$ 0.03		$ 0.03

(a)

The total returns would have been lower had certain expenses not been reimbursed on the Fund and underlying funds during the periods shown.  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate 0.035% of average daily net assets.
(c)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

26	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class V share outstanding throughout each period)

		Period from					Period from
		February 11, 2005			Period from		August 4, 2003
	Six Months Ended	(commencement of			March 1, 2004		(commencement of
	August 31, 2005	operations) through			through		operations) through
	(Unaudited)	February 28, 2005 (a)			October 26, 2004 (a)		February 29, 2004
Net asset value, beginning of period	$19.02		$ 17.88		$ 15.77		$ 10.81

Income (loss) from investment operations:
Net investment income (loss) †	0.37		(0.01)		0.25		0.13
Net realized and unrealized gain (loss)	0.59		1.15		(0.09)		5.02

Total from investment operations	0.96		1.14		0.16		5.15

Less distributions to shareholders:
From net investment income	(0.17)		—		(0.07)		(0.19)
From net realized gains	(0.80)		—		(0.00	)(b)	—

Total distributions	(0.97)		—		(0.07)		(0.19)
Net asset value, end of period	$19.01		$ 19.02		$ 15.86		$ 15.77
Total Return (c)	5.41	%**	6.38	%**	1.10	%**	47.82	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$615,061		$38,564		$116,417		$382,193
Net expenses to average daily net assets	1.04	%*	1.03	%*	1.05	%*	1.07	%*
Net investment income (loss) to average daily net assets	1.97	%(d)**	(0.05	)%(d)**	1.70	%(d)**	1.69	%*
Portfolio turnover rate	20	%**	57	%***	57	%***	46	%****
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02	%*	0.01	%*	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	—		—		—		$ 0.03

See accompanying notes to the financial statements.	27

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)

(For a Class V share outstanding throughout each period)

(a)	The class was inactive from October 27, 2004 to February 11, 2005.
(b)	Distributions from net realized gains were less than$0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed on the fund and underlying fund(s) during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The ratios for the periods have not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
***	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.
****	Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

28	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class VI share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004(a)
Net asset value, beginning of period	$ 19.03		$ 15.76	$ 10.45
Income (loss) from investment operations:
Net investment income (loss)†	0.32		0.34	0.14
Net realized and unrealized gain (loss)	0.62		4.41	5.42
Total from investment operations	0.94		4.75	5.56
Less distributions to shareholders:
From net investment income	(0.16)		(0.33)	(0.25)
From net realized gains	(0.80)		(1.15)	—
Total distributions	(0.96)		(1.48)	(0.25)
Net asset value, end of period	$ 19.01		$ 19.03	$ 15.76
Total Return(b)	5.35	%**	31.63%	53.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,145,196		$2,083,376	$879,837
Net expenses to average daily net assets	1.00	%*	1.01%	1.04	%*
Net investment income to average daily net assets	1.72	%**(c)	2.15%	1.54	%*
Portfolio turnover rate	0	%**	57%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$ 0.00	(d)	$ 0.03	$ 0.04

(a)	Period from June 30, 2003 (commencement of operations) through February 29, 2004.
(b)

The total returns would have been lower had certain expenses not been reimbursed on the Fund and underlying fund(s) during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	29

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO Emerging Markets Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through direct and indirect investment in equity securities traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe (“Emerging Markets”).  The Fund’s benchmark is the S&P/IFCI (Investable) Composite Index.

Throughout the six months ended August 31, 2005, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI.  Class V was liquidated on October 26, 2004, but became operational again on February 12, 2005. The principal economic difference among the classes of shares is the level of shareholder service fees borne by the classes.  Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Fund’s prospectus.

The financial statements of other GMO Fund(s) (“underlying fund(s)”) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).  Shares of the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities

30

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund’s locally held assets pending resolution of the dispute.  The amount of these restricted assets is small relative to the size of the Fund, representing approximately 0.05% of the Fund’s net assets as of August 31, 2005. The valuation of this possible claim and all matters relating to the Fund’s response to these allegations are subject to supervision and control of the Trust’s Board of Trustees, and all costs in respect of this matter are being borne by the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a

31

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of, the Fund did not hold any forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk

32

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.

33

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $134,126 and $111,562, respectively.  As of August 31, 2005, the Fund had loaned securities having a market value of $29,018,234 collateralized by cash in the amount of $29,399,225 which was invested in a short-term instrument.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

34

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.  The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $4,569,491 for potential capital gains and repatriation taxes as of August 31, 2005.  The accrual for capital gains and repatriation taxes is included in net unrealized loss in the Statement of Operations. For the six months ended August 31, 2005, the Fund has incurred $1,126,606 related to capital gain taxes which is included in net realized gain (loss) in the Statement of Operations.  For the six months ended August 31, 2005, the Fund has recorded a receivable for a refund of Indian capital gains paid by the Fund of $2,883,802.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera (“CPMF”) tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market.  During the six months ended August 31, 2005, the Fund incurred $178,720 related to CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$7,131,540,689	$3,165,799,928	$(204,462,211)	$2,961,337,717

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the

35

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.80%.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  These fees are allocated relative to each class’s net assets on the share transaction date.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $606,822 and $4,614,444 in purchase premiums and $1,233,793 and $1,563,574 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

Investments in securities of emerging countries present certain risks that are not inherent in many other investments.  Many emerging countries present elements of political and/or economic instability.  The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets.  Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets in emerging countries are typically less liquid than those of developed markets.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares, and 0.055% for Class VI shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual direct operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.81% of the average daily net assets.

36

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the GMO Special Purpose Holding Fund. For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
< (0.001%)	< 0.001%	0.000%	< 0.001%	< 0.001%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $54,730 and $35,249, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 were as follows:

	Purchases	Sales
U.S. Government securities	$ —	$ —
Investments (non-U.S. Government securities)	1,820,053,072	1,871,130,680

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Related parties

As of August 31, 2005, 0.7% of the Fund’s shares was held by fifty-nine related parties comprised of certain GMO employee accounts, and 19.5% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

37

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	6,033,258	$ 110,853,914	22,789,985	$ 356,466,932
Shares issued to shareholders in reinvestment of distributions	11,740,456	207,101,639	18,207,389	302,857,058
Shares repurchased	(10,069,721)	(185,746,281)	(66,895,746)	(991,593,891)
Purchase premiums and redemption fees	—	932,568	—	3,225,794
Net increase (decrease)	7,703,993	$ 133,141,840	(25,898,372)	$(329,044,107)

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class IV:
Shares sold	3,794,016	$ 69,916,984	50,766,722	$ 746,501,294
Shares issued to shareholders in reinvestment of distributions	8,659,899	152,414,225	13,485,724	223,882,226
Shares repurchased	(35,154,354)	(644,679,271)	(7,304,133)	(127,620,916)
Purchase premiums and redemption fees	—	472,999	—	697,130
Net increase (decrease)	(22,700,439)	$(421,875,063)	56,948,313	$ 843,459,734

	Six Months Ended		Period from August 4, 2003
	August 31, 2005		(commencement of operations)
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class V:
Shares sold	29,910,818	$547,883,905	2,027,531	$ 36,252,254
Shares issued to shareholders in reinvestment of distributions	422,050	7,428,088	39,776	557,259
Shares repurchased	—	—	(24,279,304)	(353,224,256)
Net increase (decrease)	30,332,868	$555,311,993	(22,211,997)	$(316,414,743)

38

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class VI:
Shares sold	2,432,270	$ 45,201,882	49,525,885	$ 729,514,934
Shares issued to shareholders in reinvestment of distributions	5,556,941	97,857,725	8,119,899	135,307,131
Shares repurchased	(4,662,232)	(88,938,017)	(3,976,582)	(63,691,934)
Purchase premiums and redemption fees	—	435,048	—	2,255,094
Net increase (decrease)	3,326,979	$ 54,556,638	53,669,202	$ 803,385,225

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Special Purpose Holding Fund	$125,078	$—	$—	$—	$50,297	$84,756

*After effect of the return of capital distribution of $44,457 on April 5, 2005.

39

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Markets Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

40

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

41

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

42

GMO Emerging Markets Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
313,044,725	12,412,376	1,828,942	2,560,264

43

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees,  and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

44

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	1.09%	$1,000.00	$1,053.70	$5.64
2) Hypothetical	1.09%	$1,000.00	$1,019.71	$5.55

Class IV
1) Actual	1.05%	$1,000.00	$1,053.40	$5.43
2) Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

Class V
1) Actual	1.04%	$1,000.00	$1,054.10	$5.38
2) Hypothetical	1.04%	$1,000.00	$1,019.96	$5.30

Class VI
1) Actual	1.00%	$1,000.00	$1,053.50	$5.18
2) Hypothetical	1.00%	$1,000.00	$1,020.16	$5.09

*                 Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred)  for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the year.

45

GMO Foreign Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.9%
Short-Term Investment(s)	4.1
Preferred Stocks	0.8
Rights and Warrants	0.0
Debt Obligations	0.0
Other Assets and Liabilities (net)	0.2
100.0%

Country Summary	% of Equity Investments
United Kingdom	24.4%
Japan	24.3
Germany	9.9
France	5.6
Italy	4.3
Netherlands	4.2
Spain	4.1
Switzerland	3.6
Norway	2.5
Hong Kong	2.1
Australia	1.7
Ireland	1.5
Belgium	1.4
Singapore	1.2
Taiwan	1.1
South Korea	1.1
Finland	0.9
Canada	0.8
Austria	0.8
Denmark	0.8
Sweden	0.8
Brazil	0.7
India	0.6
New Zealand	0.5
China	0.3
Thailand	0.3
Malaysia	0.2
Indonesia	0.2
Mexico	0.1
100.0%

*                 The table excludes short-term investments.

1

GMO Foreign Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Equity Investments*
Financials	26.6%
Consumer Discretionary	15.6
Industrials	14.2
Energy	9.0
Telecommunication Services	8.4
Consumer Staples	7.0
Utilities	6.0
Materials	5.0
Health Care	4.8
Information Technology	3.4
100.0%

* The table excludes short-term investments.

2

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares / Units	Description	Value ($)

	COMMON STOCKS — 94.9%

	Australia — 1.6%
287,000	Commonwealth Bank of Australia	8,134,769
5,236,600	Foster’s Group Ltd	22,821,783
1,316,550	National Australia Bank Ltd	31,194,835
10,946,321	Pasminco Ltd *(a)	—
1,819,586	Telstra Corp Ltd	6,437,026
1,210,627	Westpac Banking Corp	18,105,055
929,431	Woolworths Ltd (b)	11,457,664
		98,151,132

	Austria — 0.8%
223,100	Erste Bank Der Oesterreichischen Sparkassen AG	12,390,796
29,330	Flughafen Wien AG	1,955,536
344,400	OMV AG	18,787,409
385,500	Telekom Austria AG	8,127,143
131,530	Wienerberger AG	5,422,545
		46,683,429

	Belgium — 1.4%
192,990	Belgacom SA	6,809,924
25,192	Cie Francois d’ Entreprises	12,236,672
110,820	Dexia	2,421,164
34,463	Electrabel SA	17,518,719
281,495	Fortis	8,056,314
52,985	Groupe Bruxelles Lambert SA	5,080,468
231,465	KBC Bancassurance Holding	19,235,697
72,092	Solvay SA (b)	7,855,474
103,459	UCB SA	5,899,808
		85,114,240

	Brazil — 0.6%
90,800	All America Latina Logistica	3,078,031
527,500	Compania de Concessoes Rodoviarias	12,577,641
274,400	EDP-Energias do Brasil SA*	2,875,554
134,300	Gerdau SA	1,245,566

See accompanying notes to the financial statements.	3

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
581,300	Tam SA *	6,409,838
76,800	Unibanco-Uniao de Bancos Brasileiros SA GDR	3,434,496
491,400	Votorantim Celulose e Papel SA ADR	5,700,240
		35,321,366

	Canada — 0.8%
241,000	Canfor Corp *	2,679,921
930,120	Hudson’s Bay Co	10,719,044
40,900	ING Canada Inc *	1,472,614
839,300	Ivanhoe Mines Ltd *	6,115,956
220,100	KAP Resources Ltd *(a)	1,854
120,000	Manulife Financial Corp	6,107,915
1,421,200	Nortel Networks Corp *	4,322,086
445,400	Patheon Inc *	3,133,053
1,506,400	QLT Inc *	13,451,700
		48,004,143

	China — 0.3%
10,556,000	China Shenhua Energy Co Ltd *	11,681,123
18,306,000	China Telecom Corp Ltd Class H	6,873,068
		18,554,191

	Denmark — 0.7%
1,291,400	Danske Bank A/S	39,235,839
249,100	H. Lundbeck A/S (b)	6,499,630
		45,735,469

	Finland — 0.9%
330,800	Jaakko Poyry Group Oyj	10,924,275
389,000	Ramirent Oyj	8,867,140
321,700	Rapala VMC Oyj	2,275,955
1,441,500	Uponor Oyj	30,996,249
		53,063,619

4	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	France — 5.3%
48,260	Accor SA	2,552,499
163,400	Arcelor	3,612,492
113,340	Assurances Generales de France	9,906,657
467,440	Axa	12,486,003
107,905	BIC SA	6,372,929
382,371	BNP Paribas	27,920,868
6,082	Cap Gemini SA *	200,768
29,410	Casino Guichard Perrachon SA	2,069,386
142,996	Cie de Saint-Gobain	8,727,756
189,717	Credit Agricole SA	5,075,013
596,192	France Telecom SA	18,025,366
107,676	Groupe Danone	11,406,376
17,475	Guyenne et Gascogne SA (b)	2,013,009
94,492	Imerys SA (b)	6,970,099
76,278	Lafarge SA	7,117,089
128,166	Lagardere S.C.A.	9,201,668
118,800	L’Oreal SA	9,566,878
83,100	Metropole (b)	2,268,429
163,104	Michelin SA Class B	9,956,817
30,083	Pernod-Ricard	5,229,111
265,272	Peugeot SA	16,551,612
80,300	Publicis Groupe	2,672,923
216,733	Sanofi-Aventis	18,560,025
101,964	Schneider Electric SA	8,047,141
24,831	Sequana Capital	698,670
55,400	Societe Generale	6,006,873
1,275,220	Suez SA (b)	37,317,856
102,440	Technip SA	5,885,565
108,114	Thales SA	4,913,395
209,100	Total SA	55,155,080
115,031	Wendel Investissement	10,366,189
		326,854,542

See accompanying notes to the financial statements.	5

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Germany — 8.7%
279,820	Adidas-Salomon AG	50,223,794
436,691	Allianz AG (Registered)	56,867,247
212,900	Bayerische Motoren Werke AG	9,602,315
446,610	Commerzbank AG	11,670,145
110,820	Continental AG	8,799,211
1,338,317	DaimlerChrysler AG (Registered)	69,208,721
758,600	Depfa Bank Plc	12,867,761
259,000	Deutsche Bank AG (Registered)	22,538,632
2,353,923	Deutsche Lufthansa AG (Registered) (b)	31,712,060
428,400	Deutsche Post AG (Registered)	10,850,033
3,268,438	Deutsche Telekom (Registered)	62,326,021
389,870	Fraport AG	18,191,580
311,818	Heidelberger Druckmaschinen (b)	11,110,690
445,900	Infineon Technologies AG *	4,186,533
503,074	Muenchener Rueckversicherungs AG (Registered)	56,594,890
35,270	Repower Systems AG (Registered) *(b)	810,339
970,637	Siemens AG (Registered)	74,212,786
435,450	Volkswagen AG	23,018,950
		534,791,708

	Hong Kong — 2.0%
2,650,000	China Resources Peoples Telephone Co Ltd	928,087
7,750,000	China Resources Power Holdings Co	4,450,368
2,136,500	CLP Holdings Ltd	12,480,339
285,200	Dah Sing Financial Services	1,878,713
7,991,000	Hang Lung Properties Ltd	12,519,249
4,507,000	Hong Kong Land Holdings	14,832,086
6,746,000	Hopewell Highway Infrastructure Ltd	4,564,779
2,702,500	Jardine Strategic Holdings Ltd	29,187,000
2,825,000	Kerry Properties Ltd	7,695,418
812,000	Swire Pacific Ltd Class A	7,749,349
7,737,500	Swire Pacific Ltd Class B	14,426,129
553,500	Wing Hang Bank Ltd	4,090,672
2,488,000	Yue Yuen Industrial Holdings	7,538,384
		122,340,573

6	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	India — 0.6%
2,828,003	Arvind Mills Ltd	8,529,777
1,080,000	Hindalco Industries Ltd	3,519,093
78,600	Hindalco Industries Ltd GDR 144A	2,499,480
806,000	Jain Irrigation Systems Ltd *	3,066,474
3,158,989	Mirc Electronics Ltd *	1,886,388
421,664	Oil & Natural Gas Corp Ltd	9,402,101
645,008	Punjab National Bank Ltd	5,882,555
		34,785,868

	Indonesia — 0.2%
11,374	Bajaj Hindusthan Ltd	50,889
5,250,000	Gujarat Ambuja Cements Ltd	7,826,751
6,200,000	Telekomunikasi Indonesia Tbk PT	3,046,783
		10,924,423

	Ireland — 1.4%
1,849,840	Allied Irish Banks Plc	40,405,195
1,892,770	Bank of Ireland	29,789,470
265,624	CRH Plc	7,231,265
425,300	Grafton Group Plc	4,492,733
224,000	Irish Life & Permanent Plc	4,152,859
		86,071,522

	Italy — 4.1%
675,200	Alleanza Assicurazioni SPA (b)	7,634,559
264,531	Assicurazioni Generali SPA (b)	8,317,731
1,500,528	Banca Intesa SPA	7,252,081
969,623	Banca Intesa SPA (Savings Shares)	4,329,134
941,124	Banca Monte dei Paschi di Siena SPA (b)	3,694,043
267,554	Buzzi Unicem SPA	4,223,556
178,447	Danieli and Co SPA (Savings Shares)	890,155
1,691,557	Edison SPA *	3,854,456
3,380,935	Enel SPA (b)	30,074,173
2,260,121	ENI SPA	67,012,321
833,510	Fiat SPA *(b)	7,376,931
460,020	Finmeccanica SPA	8,658,300

See accompanying notes to the financial statements.	7

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
221,146	Gruppo Editoriale L’Espresso (b)	1,266,358
512,470	Italcementi SPA — RNC	5,946,606
58,000	Pagnossin SPA *	72,678
538,371	Riunione Adriatica di Sicurta SPA	11,184,931
829,300	Snam Rete Gas SPA	4,590,274
9,299,276	Telecom Italia Di RISP	24,506,443
11,311,498	Telecom Italia SPA	35,765,257
2,906,382	UniCredito Italiano SPA (b)	16,605,288
		253,255,275

	Japan — 23.4%
973,000	Aisin Seiki Co Ltd	24,896,206
331,568	Arisawa Manufacturing Co Ltd	7,074,859
850,000	Asahi Breweries	10,509,062
416,000	Asahi Glass Co Ltd	4,292,970
773,000	Asahi Kasei Corp	3,639,634
740,400	Astellas Pharma Inc	26,471,941
1,034,000	Canon Inc	52,362,208
780	Central Japan Railway Co	5,980,125
1,283,700	Chubu Electric Power Co Inc (b)	31,353,871
1,151,000	Daikin Industries Ltd	30,984,895
1,678,000	Daimaru Inc	17,127,203
2,654,000	Daiwa Securities Co Ltd	18,129,455
1,425,300	Denso Corp	36,228,986
5,928	East Japan Railway Co	31,978,162
812,300	Eisai Co Ltd	30,912,984
121,300	Electric Power Development Co	3,758,029
254,700	Fanuc Ltd	19,312,860
4,213,000	Fujitsu Ltd	25,255,871
1,006,000	Hino Motors (b)	6,448,814
803,900	Honda Motor Co Ltd	43,279,969
304	INPEX Corp	2,386,180
807,700	Isetan Co Ltd	12,372,792
2,928,000	Isuzu Motors Ltd (b)	9,058,492
5,392,000	Itochu Corp	32,523,425
1,055,200	JFE Holdings Inc	30,801,936

8	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
429,000	JSR Corp	9,709,715
1,332,000	Kaneka Corp	16,082,112
1,038,000	Kao Corp	24,716,143
6,190	KDDI Corp	32,703,568
1,480,000	Komatsu Ltd	16,541,438
138,718	Kose Corp (b)	4,966,289
3,465,000	Kubota Corp	21,641,656
227,200	Lawson Inc	8,510,230
414,300	Marui Co Ltd	6,812,264
4,002,000	Matsushita Electric Industrial Co Ltd	70,117,903
2,112,200	Mitsubishi Corp	34,973,116
6,562,000	Mitsubishi Electric Corp	35,407,228
2,517,000	Mitsubishi Rayon Co Ltd	11,039,204
1,271	Mitsubishi Tokyo Financial Group Inc	13,116,914
1,375,000	Mitsui Fudosan Co Ltd	17,808,671
2,881,000	Mitsui Mining & Smelting Co Ltd	14,352,187
1,234,000	Mitsui OSK Lines Ltd	9,112,167
6,808	Mizuho Financial Group Inc	38,095,054
367,000	Mori Seiki Co (b)	4,617,800
3,121,500	Nippon Mining Holdings Inc	21,191,784
2,168,000	Nippon Oil Corp	17,518,507
1,204,000	Nishi Nippon City Bank Ltd	5,132,792
2,940,400	Nissan Motor Co	30,948,306
130,000	Nisshin Oillio Group Ltd	802,263
222,700	Nissin Food Products Co Ltd	5,802,383
467	Nomura Real Estate Office Fund (REIT)	3,377,474
1,944,000	NTN Corp	11,942,974
416,500	Omron Corp	9,259,539
185,000	Onward Kashiyama Co Ltd	2,778,352
167,100	ORIX Corp	27,703,213
408,900	Sega Sammy Holdings Inc	30,098,759
1,136,000	Sekisui Chemical Co Ltd	7,390,986
348,300	Seven — Eleven Japan Co Ltd	10,375,581
2,451,000	Sumitomo Electric Industries Ltd	30,328,655
3,226,000	Sumitomo Heavy Industries Ltd	18,182,516
11,424	Sumitomo Mitsui Financial Group Inc	93,726,695

See accompanying notes to the financial statements.	9

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
2,412,000	Taisei Corp	8,825,079
534,300	Takeda Pharmaceutical Co Ltd	28,983,713
4,232,000	Tokyo Gas Co Ltd	15,832,352
100,600	Tokyo Seimitsu Co Ltd (b)	4,384,322
920,000	Tokyo Tatemono Co Ltd	6,919,804
2,823,000	Toray Industries Inc	12,978,809
2,600,000	Tosoh Corp	10,528,896
2,187,300	Toyota Motor Corp	89,596,995
680,000	Ushio Inc	13,476,764
1,103	West Japan Railway Co	3,957,549
786,700	Yokogawa Electric Corp	10,420,663
		1,439,930,313

	Malaysia — 0.2%
2,082,000	IOI Corp Berhad	6,243,958
1,500,000	Malaysian International Shipping Berhad (Foreign Registered)	7,090,681
		13,334,639

	Mexico — 0.1%
769,300	Alfa SA de CV Class A	4,664,440

	Netherlands — 4.0%
969,285	ABN Amro Holdings NV	23,344,782
1,068,049	Aegon NV (b)	15,070,250
381,902	Akzo Nobel NV	15,707,800
626,650	Fortis NV	17,927,217
134,832	Fugro NV	4,058,984
1,244,454	Hagemeyer NV *(b)	3,401,419
139,274	Hal Trust (Participating Units)	7,333,257
1,504,367	ING Groep NV	43,901,275
333,213	Koninklijke Ahold NV *	2,974,035
1,100,500	Koninklijke KPN NV	10,438,168
187,831	Koninklijke Wessanen NV (b)	3,016,832
1,318,532	Philips Electronics NV	34,934,916
92,391	Philips Electronics NV ADR	2,452,981
166,007	TNT NV	4,277,799

10	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
102,523	Unilever NV	7,091,425
42,734	Univar NV	1,651,663
143,310	Van Ommeren Vopak NV	4,133,974
1,054,714	VNU NV	32,458,711
72,087	Wereldhave NV	7,596,906
205,519	Wolters Kluwer NV	3,865,934
		245,638,328

	New Zealand — 0.5%
394,477	Air New Zealand	339,327
7,161,843	Telecom Corp of New Zealand	30,482,106
8,100,237	Trans Tasman Properties Ltd *	2,480,525
		33,301,958

	Norway — 2.4%
2,628,900	DnB NOR ASA	27,802,006
978,398	Ekornes ASA	17,007,164
74,852	Norsk Hydro ASA	8,048,834
199,700	Orkla ASA	8,025,791
521,720	Prosafe ASA (b)	21,197,504
2,144,000	Seadrill Ltd *(b)	17,799,359
1,248,400	Statoil ASA	30,636,619
1,756,600	Telenor ASA	16,173,416
		146,690,693

	Singapore — 1.1%
11,937,000	Chartered Semiconductor Manufacturing Ltd *	7,882,750
4,390,000	ComfortDelgro Corp Ltd	3,776,993
2,248,880	DBS Group Holdings Ltd	20,959,455
1,106,000	Keppel Corp Ltd	7,676,686
15,664,000	People’s Food Holdings Ltd	8,675,518
907,000	Singapore Airlines Ltd	6,403,318
4,756,220	Singapore Telecommunications	7,317,479
7,433,000	Unisteel Technology Ltd	7,906,431
		70,598,630

See accompanying notes to the financial statements.	11

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Korea — 1.0%
19,865	Hansol Paper Co	199,443
1,459,100	KT Corp ADR	29,692,685
297,000	Samsung Electro Mechanics Co	7,168,206
178,310	Samsung SDI Co Ltd	16,861,229
30,620	SK Telecom Co Ltd	5,630,414
147,700	SK Telecom Co Ltd ADR	3,140,102
		62,692,079

	Spain — 3.9%
446,340	ACS Actividades de Construccion y Servicios SA	13,443,396
366,760	Altadis SA	15,937,596
53,900	Antena 3 de Television SA	1,064,555
1,756,392	Banco Bilbao Vizcaya Argentaria SA	29,301,809
684,315	Banco Popular Espanol	8,387,434
1,087,932	Banco Santander Central Hispano SA	13,358,332
1,178,318	Endesa SA	26,655,458
337,600	Gas Natural SDG SA	10,059,863
1,182,923	Iberdrola SA	30,548,890
132,100	Inditex SA	3,606,891
124,750	Red Electrica de Espana	3,371,546
1,179,129	Repsol YPF SA	34,954,490
2,592,161	Telefonica SA	43,006,338
141,477	Transportes Azkar SA	1,176,052
289,290	Union Fenosa SA	8,446,041
		243,318,691

	Sweden — 0.7%
753,390	Autoliv Inc SDR	33,478,203
1,044,450	Lundin Mining Corp SDR *	11,038,530
		44,516,733

	Switzerland — 3.5%
1,160,316	ABB Ltd *	8,437,526
117,270	Baloise Holding Ltd	6,237,472
1,620	Bank Sarasin & Cie AG Class B (Registered)	3,224,784
2,822	Banque Cantonale Vaudoise	764,678

12	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
2,666	Belimo Holding AG (Registered)	1,741,893
20,560	Bobst Group AG (Registered)	969,105
90,460	Converium Holding AG *	827,859
441,250	Credit Suisse Group	19,232,498
9,335	Energiedienst Holding AG (Registered)	3,425,583
6,697	Forbo Holdings AG (Registered) *	1,429,482
11,768	Geberit AG (Registered)	8,664,338
3,700	Givaudan SA (Registered)	2,370,755
141,905	Holcim Ltd	9,207,972
880	Jelmoli Holding AG (Bearer)	1,309,085
4,836	Jelmoli Holding AG (Registered)	1,442,939
59,900	Julius Baer Holding AG	3,911,817
102,120	Nestle SA (Registered)	28,708,512
522,784	Novartis AG (Registered)	25,417,407
93,700	Swatch Group AG	13,019,466
19,900	Swiss Life Holding	2,786,179
504	Swiss National Insurance Co (Registered)	262,744
212,626	Swiss Reinsurance Co	13,735,782
31,330	Swisscom AG (Registered)	10,559,192
328,340	UBS AG (Registered)	26,931,054
59,970	Unique Zurich Airport *	10,237,713
18,941	Valora Holding AG	3,533,450
28,841	Zurich Financial Services AG	5,118,023
		213,507,308

	Taiwan — 1.0%
3,528,000	Benq Corp	3,313,455
675,000	Chunghwa Telecom Co Ltd ADR	12,993,750
689,860	Compal Electronics GDR 144A	3,469,996
4,223,465	Compal Electronics Inc	4,235,445
20,071,000	Mega Financial Holdings Co Ltd	13,364,835
646,070	Standard Foods Corp	253,630
957,300	Taiwan Semiconductor Manufacturing Co Ltd ADR	7,878,579
30,980,091	United Microelectronics Corp	18,778,192
		64,287,882

See accompanying notes to the financial statements.	13

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.3%
786,000	Siam Cement Pcl (Foreign Registered) (a)	4,606,543
813,500	Siam Cement Pcl (Foreign Registered) NVDR	4,529,327
16,559,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (a)	4,496,617
3,117,000	Thai Airways International Pcl (Foreign Registered) (a)	2,810,154
		16,442,641

	United Kingdom — 23.4%
860,900	Amvescap Plc	5,711,307
432,900	Anglo American Plc	10,987,024
767,408	Associated British Foods Plc	11,727,364
764,800	AstraZeneca Plc	35,118,502
2,216,616	Aviva Plc	24,562,477
209,372	AWG Plc	3,479,702
1,421,628	BAA Plc	15,706,006
7,388,910	BAE Systems Plc	43,708,329
5,683,794	Barclays Plc	56,875,967
896,942	BBA Group Plc	4,955,714
2,436,846	BG Group Plc	22,054,833
579,847	BHP Billiton Plc	8,659,675
253,500	BOC Group	4,799,620
649,990	Boots Group Plc	7,249,453
7,320,151	BP Plc	83,672,425
454,033	BPB Plc	6,006,779
224,100	Brambles Industries Plc	1,340,951
501,600	British Energy Plc (Deferred Shares) *(a)	—
804,676	British Sky Broadcasting Plc	8,300,042
8,501,501	BT Group Plc	33,081,043
414,370	Bunzl Plc	4,098,368
2,765,801	Cable & Wireless Plc	7,563,913
718,800	Cadbury Schweppes Plc	7,117,267
976,047	Cattle’s Plc	5,133,609
5,022,457	Centrica Plc	22,663,302
3,297,000	Cobham Group Plc	8,251,135
2,245,100	Compass Group Plc	10,132,798
2,036,297	Diageo Plc	29,180,107
1,903,594	Dixons Group Plc	5,211,783

14	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
55,095	DX Services Plc	348,364
260,981	Filtrona Plc *	1,147,916
526,698	FKI Plc	1,008,128
1,857,345	Gallaher Group Plc	28,371,159
3,192,720	GlaxoSmithKline Plc	77,391,131
753,389	GUS Plc	12,393,719
741,658	Hanson Plc	7,758,453
1,132,961	Hays Plc	2,685,667
3,463,305	HBOS Plc	54,465,662
1,717,091	Hilton Group Plc	9,767,264
3,299,577	HSBC Holdings Plc	53,236,822
1,005,670	ICAP Plc	5,768,193
755,120	Imperial Chemical Industries Plc	3,954,880
1,104,418	Imperial Tobacco Group Plc	30,720,260
177,057	Intercontinental Hotels Group Plc	2,388,395
1,577,300	International Power Plc	6,631,191
3,918,000	ITV Plc	8,252,862
1,473,440	J Sainsbury Plc	7,548,627
343,370	Johnson Matthey Plc	7,035,342
283,803	Kesa Electricals Plc	1,344,120
1,486,434	Kingfisher Plc	6,762,573
8,637,744	Legal & General Group Plc	17,392,616
4,319,420	Lloyds TSB Group Plc	35,667,952
131,938	Lonmin Plc	2,822,947
1,255,000	Matalan Plc	4,593,879
1,936,500	Misys Plc	7,929,773
402,128	Mitchells & Butlers Plc	2,658,411
1,196,870	Morrison Supermarkets	3,903,849
1,781,554	National Grid Transco Plc	16,919,242
180,132	Next Plc	4,915,860
633,700	Northern Rock Plc	9,272,254
2,112,101	O2 Plc	5,848,515
1,205,500	Pearson Plc	14,574,945
1,307,017	Peninsular & Oriental Steam Navigation Co	7,491,673
1,471,606	Photo-Me International Plc	3,380,982
2,415,356	Prudential Plc	22,130,287

See accompanying notes to the financial statements.	15

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
337,590	Reed Elsevier Plc	3,174,414
2,581,620	Rentokil Initial Plc	7,558,167
621,169	Reuters Group Plc	4,099,182
625,836	Rexam Plc	5,693,727
2,200,000	Royal & Sun Alliance Insurance Group	3,689,412
3,192,795	Royal Bank of Scotland Group	93,603,292
161,000	Royal Dutch Shell A Shares	5,253,102
679,540	Royal Dutch Shell Plc Class A	22,165,934
1,812,597	Royal Dutch Shell Plc Class B	61,461,261
1,140,400	SABMiller Plc	20,160,457
1,283,000	Sage Group Plc	5,302,788
1,534,421	Scottish & Newcastle Plc	12,752,201
912,260	Scottish & Southern Energy Plc	16,255,081
1,549,700	Scottish Power Plc	14,060,301
773,363	Severn Trent Plc	13,589,157
665,100	Shire Pharmaceuticals Plc	8,364,063
635,595	Slough Estates Plc	6,303,946
597,432	Smith (David S.) Holdings Plc	1,765,246
100,000	SSL International Plc	516,946
282,734	Standard Chartered Plc	6,060,491
1,145,234	Tesco Plc	6,750,152
226,228	TI Automotive Ltd Class A *(a)	—
948,246	Tomkins Plc	4,819,186
216,525	Travis Perkins Plc	6,139,949
340,847	Trinity Mirror Plc	3,824,690
1,182,332	Unilever Plc	11,922,664
901,112	United Utilities Plc	10,425,170
377,082	Viridian Group Plc	5,168,455
26,216,527	Vodafone Group Plc	71,777,307
280,066	Whitbread Plc	5,048,913
652,021	Wolseley Plc	13,306,432
2,291,250	Wood Group (John) Plc	8,552,657
746,400	WPP Group Plc	7,739,439
		1,443,137,590

	TOTAL COMMON STOCKS (COST $4,466,896,224)	5,841,713,425

16	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

	Shares / Par Value ($)	Description	Value ($)

		PREFERRED STOCKS — 0.8%

		Brazil — 0.0%
	696,700	Suzano Bahia Sul Papel e Celulose SA 1.86%	3,047,508

		France — 0.0%
	21,058	Casino Guichard Perrachon SA 3.88% (b)	1,323,087

		Germany — 0.8%
	223,190	Henkel KGaA 1.88%	21,200,562
	636,899	Volkswagen AG 3.96%	25,295,559
			46,496,121

		Italy — 0.0%
	165,933	Fiat SPA *	1,301,208
	76,871	IFI Istituto Finanziario Industries *	1,235,862
			2,537,070

		TOTAL PREFERRED STOCKS (COST $44,232,146)	53,403,786

		DEBT OBLIGATIONS — 0.0%

		United Kingdom — 0.0%
GBP	102,000	BG Transco Holdings Plc, 7.00%, due 12/16/24	227,824
GBP	102,000	BG Transco Holdings Plc, 4.19%, due 12/14/22	258,981
GBP	102,000	BG Transco Holdings Plc, Variable Rate, 5.75%, due 12/14/09	188,925
			675,730

		TOTAL DEBT OBLIGATIONS (COST $381,364)	675,730

See accompanying notes to the financial statements.	17

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
2,759,833	Sino Thai Engineering & Construction Pcl Warrants, Expires 4/18/08 *	90,377

	TOTAL RIGHTS AND WARRANTS (COST $215,949)	90,377

	SHORT-TERM INVESTMENT(S) — 4.1%

	Cash Equivalents — 4.1%
101,200,000	HBOS Treasury Services PLC — Time Deposit 3.55% 09/01/05	101,200,000
149,372,790	The Boston Global Investment Trust (c)	149,372,790
		250,572,790

	TOTAL SHORT-TERM INVESTMENT(S) (COST $250,572,790)	250,572,790

	TOTAL INVESTMENTS — 99.8%
	(Cost $4,762,298,473)	6,146,456,108

	Other Assets and Liabilities (net) — 0.2%	9,420,836

	TOTAL NET ASSETS — 100.0%	$6,155,876,944

18	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered — Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2005, which are subject to change based on the terms of the security.
* Non-income producing security.
(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(b) All or a portion of this security is out on loan (Note 2).
(c) Investment of security lending collateral (Note 2).

As of August 31, 2005, 90.5% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

Currency Abbreviations:

GBP - British Pound

See accompanying notes to the financial statements.	19

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value, including securities on loan of $128,917,804 (cost $4,762,298,473) (Note 2)	$6,146,456,108
Foreign currency, at value (cost $162,040,349) (Note 2)	162,684,238
Receivable for investments sold	6,899,466
Receivable for Fund shares sold	10,139
Dividends and interest receivable	14,487,378
Foreign taxes receivable	1,480,063
Receivable for expenses reimbursed by Manager (Note 3)	252,247

Total assets	6,332,269,639

Liabilities:
Payable for investments purchased	8,271,098
Payable upon return of securities loaned (Note 2)	149,372,790
Payable for Fund shares repurchased	12,571,823
Due to custodian	1,480,987
Accrued capital gain and repatriation taxes payable (Note 2)	95,776
Payable to affiliate for (Note 3):
Management fee	3,110,847
Shareholder service fee	778,952
Administration fee - Class M	699
Trustees and Chief Compliance Officer fees	9,109
Payable for 12b-1 fee - Class M	1,683
Accrued expenses	698,931

Total liabilities	176,392,695
Net assets	$6,155,876,944

20	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$4,546,473,648
Accumulated undistributed net investment income	70,206,659
Accumulated net realized gain	154,505,113
Net unrealized appreciation	1,384,691,524
$6,155,876,944

Net assets attributable to:
Class II shares	$ 967,672,640
Class III shares	$4,093,888,698
Class IV shares	$1,090,084,278
Class M shares	$ 4,231,328

Shares outstanding:
Class II	63,455,958
Class III	267,501,064
Class IV	71,182,673
Class M	276,701

Net asset value per share:
Class II	$ 15.25
Class III	$ 15.30
Class IV	$ 15.31
Class M	$ 15.29

See accompanying notes to the financial statements.	21

MO Foreign Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $10,198,827)	$ 109,266,225
Interest (including securities lending income of $3,569,767)	6,336,986

Total investment income	115,603,211

Expenses:
Management fee (Note 3)	17,290,647
Shareholder service fee (Note 3) - Class II	968,591
Shareholder service fee (Note 3) - Class III	2,849,338
Shareholder service fee (Note 3) - Class IV	486,061
12b-1 fee (Note 3) - Class M	4,700
Administration fee (Note 3) - Class M	3,760
Custodian and fund accounting agent fees	1,229,488
Transfer agent fees	39,376
Audit and tax fees	36,524
Legal fees	61,399
Trustees fees and related expenses (Note 3)	46,190
Registration fees	19,228
Miscellaneous	82,706
Total expenses	23,118,008
Fees and expenses reimbursed by Manager (Note 3)	(1,426,828)
Net expenses	21,691,180

Net investment income (loss)	93,912,031

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax and CPMF tax of $35,186 and $690) (Note 2)	167,548,186
Foreign currency, forward contracts and foreign currency related transactions	(8,156,870)

Net realized gain (loss) on investments	159,391,316

Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual change of $(75,672)) (Note 2)	(38,823,315)
Foreign currency, forward contracts and foreign currency related transactions	(1,590,664)

Net unrealized gain (loss)	(40,413,979)

Net realized and unrealized gain (loss)	118,977,337

Net increase (decrease) in net assets resulting from operations	$ 212,889,368

22	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2005 (Unaudited)	Year Ended February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 93,912,031	$ 90,861,700
Net realized gain (loss)	159,391,316	273,901,994
Change in net unrealized appreciation (depreciation)	(40,413,979)	548,944,432

Net increase (decrease) in net assets from operations	212,889,368	913,708,126

Distributions to shareholders from:
Net investment income
Class II	(2,835,613)	(20,351,355)
Class III	(12,434,190)	(77,653,151)
Class IV	(3,404,465)	(27,096,262)
Class M	(10,830)	(91,041)
Total distributions from net investment income	(18,685,098)	(125,191,809)
Net realized gains
Class II	(19,356,140)	(21,380,268)
Class III	(81,340,327)	(80,817,446)
Class IV	(21,816,368)	(27,299,080)
Class M	(79,082)	(75,925)
Total distributions from net realized gains	(122,591,917)	(129,572,719)

	(141,277,015)	(254,764,528)
Net share transactions (Note 7):
Class II	146,364,047	(79,831,540)
Class III	377,665,427	993,325,125
Class IV	(85,269,605)	104,840,700
Class M	672,660	(10,038,565)
Increase (decrease) in net assets resulting from net share transactions	439,432,529	1,008,295,720

Total increase (decrease) in net assets	511,044,882	1,667,239,318

Net assets:
Beginning of period	5,644,832,062	3,977,592,744
End of period (including accumulated undistributed net investment income of $70,206,659 and distributions in excess of net investment income of $5,020,274, respectively)	$6,155,876,944	$5,644,832,062

See accompanying notes to the financial statements.	23

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 15.13		$ 13.29	$ 8.88	$ 9.94	$ 11.21	$ 13.14

Income (loss) from investment operations:
Net investment income (loss)(a)	0.24		0.26	0.17	0.15	0.16	0.20
Net realized and unrealized gain (loss)	0.24		2.28	4.46	(1.03)	(1.20)	(0.41)

Total from investment operations	0.48		2.54	4.63	(0.88)	(1.04)	(0.21)

Less distributions to shareholders:
From net investment income	(0.05)		(0.34)	(0.22)	(0.18)	(0.11)	(0.29)
From net realized gains	(0.31)		(0.36)	—	—	(0.12)	(1.43)

Total distributions	(0.36)		(0.70)	(0.22)	(0.18)	(0.23)	(1.72)
Net asset value, end of period	$ 15.25		$ 15.13	$ 13.29	$ 8.88	$ 9.94	$ 11.21
Total Return(b)	3.34	%**	19.40%	52.49%	(9.00)%	(9.37)%	(1.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$ 967,673		$ 808,149	$781,448	$ 305,423	$ 100,127	$ 61,681
Net expenses to average daily net assets	0.82	%*	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income to average daily net assets	3.16	%*	1.92%	1.47%	1.54%	1.56%	1.63%
Portfolio turnover rate	11	%**	23%	25%	22%	22%	38%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06%	0.08%	0.09%	0.09%	0.09%

(a)	Calculated using average shares outstanding throughout the period.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*	Annualized.
**	Not annualized.

24	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class II share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 15.18		$ 13.34	$ 8.90	$ 9.95	$ 11.22	$ 13.16
Income (loss) from investment operations:
Net investment income (loss)(a)	0.24		0.26	0.19	0.17	0.19	0.21
Net realized and unrealized gain (loss)	0.24		2.30	4.47	(1.04)	(1.23)	(0.43)
Total from investment operations	0.48		2.56	4.66	(0.87)	(1.04)	(0.22)
Less distributions to shareholders:
From net investment income	(0.05)		(0.36)	(0.22)	(0.18)	(0.11)	(0.29)
From net realized gains	(0.31)		(0.36)	—	—	(0.12)	(1.43)
Total distributions	(0.36)		(0.72)	(0.22)	(0.18)	(0.23)	(1.72)
Net asset value, end of period	$ 15.30		$ 15.18	$ 13.34	$ 8.90	$ 9.95	$ 11.22
Total Return(b)	3.35	%**	19.41%	52.76%	(8.89)%	(9.33)%	(1.85)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$ 4,093,889		$ 3,663,370	$2,260,046	$ 1,241,562	$1,049,456	$ 1,019,541
Net expenses to average daily net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	3.24	%*	1.87%	1.67%	1.77%	1.88%	1.71%
Portfolio turnover rate	11	%**	23%	25%	22%	22%	38%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06%	0.08%	0.09%	0.09%	0.09%

(a)	Calculated using average shares outstanding throughout the period.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	25

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 15.18		$ 13.34	$ 8.90	$ 9.96	$ 11.22	$ 13.16

Income (loss) from investment operations:
Net investment income (loss)(a)	0.25		0.28	0.19	0.18	0.20	0.22
Net realized and unrealized gain (loss)	0.24		2.28	4.48	(1.05)	(1.22)	(0.43)

Total from investment operations	0.49		2.56	4.67	(0.87)	(1.02)	(0.21)

Less distributions to shareholders:
From net investment income	(0.05)		(0.36)	(0.23)	(0.19)	(0.12)	(0.30)
From net realized gains	(0.31)		(0.36)	—	—	(0.12)	(1.43)

Total distributions	(0.36)		(0.72)	(0.23)	(0.19)	(0.24)	(1.73)
Net asset value, end of period	$ 15.31		$ 15.18	$ 13.34	$ 8.90	$ 9. 96	$ 11.22
Total Return(b)	3.42	%**	19.47%	52.84%	(8.92)%	(9.19)%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,090,084		$1,169,805	$ 923,221	$ 207,858	$ 134,357	$ 144,425
Net expenses to average daily net assets	0.69	%*	0.69%	0.70%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	3.38	%*	2.00%	1.65%	1.79%	1.97%	1.77%
Portfolio turnover rate	11	%**	23%	25%	22%	22%	38%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.06%	0.09%	0.09%	0.09%	0.09%

(a)	Calculated using average shares outstanding throughout the period.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*	Annualized.
**	Not annualized.

26	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class M share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002†

Net asset value, beginning of period	$15.19		$13.25	$8.86	$9.93	$9.85

Income (loss) from investment operations:
Net investment income (loss)(a)	0.22		0.30	0.14	0.05	0.00	(b)
Net realized and unrealized gain (loss)	0.23		2.21	4.45	(0.93)	0.08

Total from investment operations	0.45		2.51	4.59	(0.88)	0.08

Less distributions to shareholders:
From net investment income	(0.04)		(0.21)	(0.20)	(0.19)	—
From net realized gains	(0.31)		(0.36)	—	—	—

Total distributions	(0.35)		(0.57)	(0.20)	(0.19)	—
Net asset value, end of period	$15.29		$15.19	$13.25	$8.86	$9.93
Total Return(c)	3.18	%**	19.18%	52.10%	(9.09)%	0.81	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,231		$3,508	$12,878	$4,449	$1
Net expenses to average daily net assets	1.05	%*	1.05%	1.05%	1.06%	1.05	%*
Net investment income to average daily net assets	2.94	%*	2.24%	1.23%	0.55%	0.35	%*
Portfolio turnover rate	11	%**	23%	25%	22%	22	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06%	0.08%	0.10%	0.09	%*

(a)	Calculated using average shares outstanding throughout the period.
(b)	Net investment income earned was less than $.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Period from January 25, 2002 (commencement of operations) to February 28, 2002.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2002.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	27

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.    Organization

GMO Foreign Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in equity securities of non-U.S. issuers.  The Fund’s benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East).

Throughout the six months ended August 31, 2005, the Fund had four classes of shares outstanding:  Class II, Class III, Class IV, and Class M.  Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3).  The principal economic difference among the classes of shares is the level of fees borne by the classes.  Eligibility for and automatic conversion among the various classes of shares, except Class M, is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Trust’s prospectus.

The Fund currently limits subscriptions due to capacity considerations.

2.    Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s

28

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security’s value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of August 31, 2005, the Fund did not hold any forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

29

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire or are closed are treated as realized gains.  Premiums received from writing options which are exercised are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The

30

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. For the six months ended August 31, 2005, the gross compensation received and expenses paid were $3,987,884 and $418,117, respectively.  As of August 31, 2005, the Fund had loaned securities having a market value of $128,917,804, collateralized by cash in the amount of $149,372,790, which was invested in a short-term instrument.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.  The Fund has recorded a deferred tax liability in respect of unrealized appreciation (depreciation) on foreign securities of $95,776 for potential capital gains and repatriation taxes as of August 31, 2005.  The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations.  For the six months ended August 31, 2005, the Fund incurred $690 related to capital gain taxes which is included in net realized gain in the Statement of Operations.

31

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera (“CPMF”) tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the period.  For the six months ended August 31, 2005, the Fund incurred $35,186 related to the CPMF tax which is included in net realized gain in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$ 4,766,042,402	$ 1,420,825,665	$ 40,411,959)	$ 1,380,413,706

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid

32

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.60% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.  Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto.  This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees (Class II, Class III and Class IV only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.60% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended was $32,298 and $21,116, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the aggregated $927,006,053 and $603,485,834, respectively.

5.    Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that

33

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.    Related parties

As of August 31, 2005, less than 0.1% of the Fund’s shares was held by thirteen related parties comprised of certain GMO employee accounts, and 0.6% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
Class II:	Shares	Amount	Shares	Amount
Shares sold	9,607,859	$ 140,699,396	9,864,921	$ 135,159,548
Shares issued to shareholders in reinvestment of distributions	1,503,030	21,388,133	2,677,947	39,124,025
Shares repurchased	(1,071,248)	(15,723,482)	(17,908,586)	(254,115,113)
Net increase (decrease)	10,039,641	$ 146,364,047	(5,365,718)	$ (79,831,540)

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	46,039,521	$ 671,400,408	73,613,892	$ 1,012,049,726
Shares issued to shareholders in reinvestment of distributions	5,725,031	81,753,445	8,609,335	126,389,249
Shares repurchased	(25,610,388)	(375,488,426)	(10,356,779)	(145,113,850)
Net increase (decrease)	26,154,164	$ 377,665,427	71,866,448	$ 993,325,125

34

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
Class IV:	Shares	Amount	Shares	Amount
Shares sold	251,018	$ 3,700,000	6,486,623	$ 85,105,954
Shares issued to shareholders in reinvestment of distributions	1,717,820	24,530,468	3,345,917	49,084,746
Shares repurchased	(7,823,484)	(113,500,073)	(2,003,741)	(29,350,000)
Net increase (decrease)	(5,854,646)	$ (85,269,605)	7,828,799	$ 104,840,700

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
Class M:	Shares	Amount	Shares	Amount
Shares sold	64,904	$ 958,951	304,303	$ 4,053,057
Shares issued to shareholders in reinvestment of distributions	6,301	89,911	11,731	166,966
Shares repurchased	(25,492)	(376,202)	(1,056,646)	(14,258,588)
Net increase (decrease)	45,713	$ 672,660	(740,612)	$ (10,038,565)

35

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Foreign Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

36

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

37

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

38

GMO Foreign Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
187,266,369	45,795,597	1,098,513	975,547

39

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class II
1) Actual	0.82%	$1,000.00	$1,025.98	$4.19
2) Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18

Class III
1) Actual	0.82%	$1,000.00	$1,025.98	$4.19
2) Hypothetical	0.75%	$1,000.00	$1,035.48	$3.85

Class IV
1) Actual	0.69%	$1,000.00	$1,034.20	$3.54
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52

Class M
1) Actual	1.05%	$1,000.00	$1,031.77	1.05%
2) Hypothetical	1.05%	$1,000.00	$1,019.91	1.05%

*                 Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

41

GMO International Bond Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	98.2%
Short-Term Investment(s)	2.4
Forward Currency Contracts	1.6
Mutual Funds	1.3
Call Options Purchased	1.1
Loan Assignments	0.3
Swaps	0.3
Loan Participations	0.2
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Futures	0.0
Written Options	(0.1)
Reverse Repurchase Agreements	(3.0)
Other Assets and Liabilities (net)	(2.3)
100.0%

Country/Region Summary**	% of Investments
Japan	56.3%
Euro Region***	50.1
Sweden	6.9
Canada	5.9
United States	1.8
Denmark	0.4
Australia	(4.0)
United Kingdom	(7.3)
Switzerland	(13.1)
Other^	3.0
100.0%

*                   The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**            The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments.  The table includes values of derivative contracts.

***     The “Euro Region” is comprised of Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

^                    Other includes investment in GMO Emerging Country Debt Fund.

1

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

	Par Value	Description	Value ($)

		DEBT OBLIGATIONS — 4.4%

		Australia — 0.2%

		Asset-Backed Securities
USD	960,855	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 3.63%, due 12/21/33	963,036

		Canada — 1.5%

		Foreign Government Obligations
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,854,766
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,382,932
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,269,025
		Total Canada	7,506,723

		United Kingdom — 1.1%

		Asset-Backed Securities
GBP	1,329,475	RMAC, Series 03-NS1X A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.31%, due 06/12/35	2,405,925
GBP	1,718,949	RMAC, Series 03-NS2A A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.26%, due 09/12/35	3,108,580
		Total United Kingdom	5,514,505

		United States — 1.6%

		U.S. Government
USD	7,223,460	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	7,661,382

		TOTAL DEBT OBLIGATIONS (COST $19,053,503)	21,645,646

2	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Principal Amount/ Shares	Description	Value ($)

	CALL OPTIONS PURCHASED — 1.0%

	Cross Currency Options — 1.0%
51,200,000	AUD Call/JPY Put, Expires 9/14/2005, Strike 80.78	1,094,665
35,200,000	AUD Call/JPY Put, Expires 9/28/2005, Strike 80.88	764,534
26,000,000	GBP Call/JPY Put, Expires 10/28/2005, Strike 185.00	3,169,509
		5,028,708

	TOTAL CALL OPTIONS PURCHASED (COST $3,495,193)	5,028,708

	MUTUAL FUNDS — 92.3%

	Affiliated Issuers — 92.3%
1,264,387	GMO Emerging Country Debt Fund, Class III	14,856,548
13,173,661	GMO Short-Duration Collateral Fund	338,431,339
37,466	GMO Special Purpose Holding Fund	393,767
3,952,007	GMO World Opportunity Overlay Fund	98,325,937

	TOTAL MUTUAL FUNDS (COST $445,943,637)	452,007,591

	TOTAL INVESTMENTS — 97.7%
	(Cost $468,492,333)	478,681,945

	Other Assets and Liabilities (net) — 2.3%	11,098,885

	TOTAL NET ASSETS — 100.0%	$489,780,830

See accompanying notes to the financial statements.	3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2005, which are subject to change based on the terms of the security.
(a) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).

Currency Abbreviations:

AUD - Australian Dollar	JPY - Japanese Yen
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	USD - United States Dollar

4	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

198	Canadian Government Bond 10 Yr.	December 2005	$19,448,886	$65,030
356	Euro BOBL	September 2005	50,718,493	194,096
621	Euro Bund	September 2005	94,961,528	989,072
750	Federal Fund 30 day	September 2005	301,258,474	6,298
147	Japanese Government Bond 10 Yr.	September 2005	185,420,002	(657,288)
18	U.S. Long Bond	December 2005	2,124,562	40,707
8	U.S. Treasury Note 10 Yr.	December 2005	896,625	12,522
				$650,437

Sales

79	Australian Government Bond 10 Yr.	September 2005	6,396,463	$(102,262)
176	Australian Government Bond 3 Yr.	September 2005	13,645,822	(81,779)
2	Japanese Government Bond 10 Yr. (LIF)	September 2005	2,526,154	(507)
1	Swiss Federal Bond	September 2005	106,794	(313)
244	U.S. Treasury Note 5 Yr.	December 2005	26,443,500	(245,173)
246	UK Gilt Long Bond	December 2005	50,518,040	(394,516)
				$(824,550)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	5

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Forward currency contracts

				Net Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

10/25/05	AUD	12,300,000	$9,214,939	$(153,266)
11/01/05	CAD	8,500,000	7,166,162	175,711
9/13/05	CHF	10,200,000	8,130,701	196,662
9/20/05	EUR	177,300,000	218,508,516	6,509,609
9/06/05	GBP	25,000,000	45,049,056	203,785
10/11/05	JPY	23,750,000,000	214,559,279	1,939,109
10/04/05	NZD	51,100,000	35,281,552	554,605
				$9,426,215

Sales

10/25/05	AUD	7,000,000	$5,244,274	$74,553
9/13/05	CHF	74,300,000	59,226,573	(985,945)
9/20/05	EUR	29,300,000	36,109,980	(507,852)
10/11/05	JPY	630,000,000	5,691,467	38,306
				$(1,380,938)

Forward cross currency contracts

					Net Unrealized
Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Appreciation (Depreciation)

9/27/05	CHF	7,470,144	EUR	4,800,000	(38,971)
10/18/05	EUR	3,000,000	NOK	23,616,000	6,969
11/08/05	EUR	6,000,000	SEK	55,710,000	(35,606)
					$(67,608)

6	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

							Net
							Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
37,000,000	SEK	9/2/2008	JP Morgan	Receive	2.49%	3 month SEK STIBOR	$4,282
54,000,000	SEK	8/26/2010	Citigroup	Receive	2.83%	3 month SEK STIBOR	20,285
20,000,000	SEK	8/26/2010	Deutsche Bank AG	Receive	2.84%	3 month SEK STIBOR	8,432
9,600,000	CHF	12/9/2011	Deutsche Bank AG	(Pay)	2.13%	6 month CHF LIBOR	(123,114)
35,000,000	CHF	1/10/2012	Deutsche Bank AG	(Pay)	2.24%	6 month CHF LIBOR	(620,415)
10,000,000	SEK	6/30/2012	JP Morgan	Receive	2.95%	3 month SEK STIBOR	(3,858)
7,400,000	CHF	11/11/2014	Deutsche Bank AG	(Pay)	2.68%	6 month CHF LIBOR	(257,981)
5,000,000	CHF	6/7/2015	JP Morgan	(Pay)	2.26%	6 month CHF LIBOR	(25,265)
22,000,000	CHF	8/26/2015	JP Morgan	(Pay)	2.24%	6 month CHF LIBOR	39,329
38,000,000	SEK	8/26/2015	JP Morgan	Receive	3.35%	3 month SEK STIBOR	(49,346)
40,000,000	SEK	9/2/2015	Deutsche Bank AG	Receive	3.30%	3 month SEK STIBOR	16,728
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	2,258,381
							$1,267,458

Total Return Swaps

							Net
							Unrealized
Notional		Expiration					Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
33,000,000	USD	7/21/2006	JP Morgan	1 month LIBOR		Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	$196,770
112,000,000	USD	7/21/2006	JP Morgan	1 month LIBOR - 0.01%		Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	668,106
							$864,876

See accompanying notes to the financial statements.	7

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $22,548,696) (Note 2)	$26,674,354
Investments in affiliated issuers, at value (cost $445,943,637) (Notes 2 and 8)	452,007,591
Cash	769,330
Foreign currency, at value (cost $258,213) (Note 2)	264,789
Receivable for investments sold	40,000
Interest receivable	433,707
Unrealized appreciation for open forward currency and cross currency contracts (Note 2)	10,054,939
Receivable for variation margin on open futures contracts (Note 2)	449,862
Receivable for open swap contracts (Note 2)	3,212,312
Receivable for expenses reimbursed by Manager (Note 3)	28,619

Total assets	493,935,503

Liabilities:
Payable for Fund shares repurchased	36,084
Payable to affiliate for (Note 3):
Management fee	103,351
Shareholder service fee	62,011
Trustees and Chief Compliance Officer fees	793
Unrealized depreciation on open forward currency and cross currency contracts (Note 2)	2,291,370
Payable for open swap contracts (Note 2)	1,079,978
Payable for closed swap contracts (Note 2)	505,553
Accrued expenses	75,533

Total liabilities	4,154,673
Net assets	$489,780,830

Net assets consist of:
Paid-in capital	$496,036,909
Distributions in excess of net investment income	(4,702,094)
Distributions in excess of net realized gain	(21,310,985)
Net unrealized appreciation	19,757,000
$489,780,830

Net assets attributable to:
Class III shares	$489,780,830

Shares outstanding:
Class III	49,728,904

Net asset value per share:
Class III	$9.85

8	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,181,630
Interest	814,941

Total investment income	1,996,571

Expenses:
Management fee (Note 3)	585,570
Shareholder service fee (Note 3) - Class III	351,342
Custodian, fund accounting agent and transfer agent fees	86,664
Audit and tax fees	27,416
Legal fees	6,164
Trustees fees and related expenses (Note 3)	3,764
Registration fees	3,036
Miscellaneous	5,842
Total expenses	1,069,798
Fees and expenses reimbursed by Manager (Note 3)	(125,028)
Indirectly incurred fees waived or borne by Manager (Note 3)	(28,580)
Shareholder service fee waived (Note 3) - Class III	(10,464)
Net expenses	905,726

Net investment income (loss)	1,090,845

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(3,637,336)
Realized gains distributions from affiliated issuers (Note 8)	476,592
Closed futures contracts	8,936,702
Closed swap contracts	2,108,894
Foreign currency, forward contracts and foreign currency related transactions	(33,585,451)

Net realized gain (loss)	(25,700,599)

Change in net unrealized appreciation (depreciation) on:
Investments	2,170,292
Open futures contracts	990,035
Open swap contracts	(45,022)
Foreign currency, forward contracts and foreign currency related transactions	3,075,889

Net unrealized gain (loss)	6,191,194

Net realized and unrealized gain (loss)	(19,509,405)

Net increase (decrease) in net assets resulting from operations	$(18,418,560)

See accompanying notes to the financial statements.	9

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,090,845	$5,508,928
Net realized gain (loss)	(25,700,599)	31,679,192
Change in net unrealized appreciation (depreciation)	6,191,194	2,505,047
Net increase (decrease) in net assets from operations	(18,418,560)	39,693,167

Distributions to shareholders from:
Net investment income
Class III	(14,894,446)	(31,212,330)
Net realized gains
Class III	(287,353)	(1,835,152)

	(15,181,799)	(33,047,482)
Net share transactions (Note 7):
Class III	85,016,125	160,704,821

Total increase (decrease) in net assets	51,415,766	167,350,506

Net assets:
Beginning of period	438,365,064	271,014,558
End of period (including distributions in excess of net investment income of $4,702,094 and accumulated undistributed net investment income of $9,101,507, respectively)	$489,780,830	$438,365,064

10	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004(a)	2003(a)	2002(a)	2001(a)(b)
Net asset value, beginning of period	$10.61		$10.38	$9.94	$9.05	$9.44	$9.19
Income from investment operations:
Net investment income (loss)(c)†	0.02		0.17	0.20	0.20	0.44	0.61
Net realized and unrealized gain (loss)	(0.46)		1.02	1.94	2.00	(0.80)	(0.32)
Total from investment operations	(0.44)		1.19	2.14	2.20	(0.36)	0.29
Less distributions to shareholders:
From net investment income	(0.31)		(0.91)	(0.71)	(1.31)	(0.03)	—
From net realized gains	(0.01)		(0.05)	(0.99)	—	—	(0.04)
Total distributions	(0.32)		(0.96)	(1.70)	(1.31)	(0.03)	(0.04)
Net asset value, end of period	$9.85		$10.61	$10.38	$9.94	$9.05	$9.44
Total Return(d)	(4.10	)%**	11.81%	23.17%	25.17%	(3.80)%	3.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$489,781		$438,365	$271,015	$122,521	$135,048	$212,591
Net expenses to average daily net assets(e)	0.39	%*	0.39%	0.39%	0.38%	0.38%	0.39%
Net investment income to average daily net assets(c)	0.47	%*	1.65%	1.98%	1.96%	4.73%	6.63%
Portfolio turnover rate	14	%**	51%	26%	40%	36%	114%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.07	%*	0.09%	0.12%	0.11%	0.11%	0.04%

See accompanying notes to the financial statements.	11

GMO International Bond Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)

(For a Class III share outstanding throughout each period)

(a)

As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.16% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.46%), (0.12%), 0.19% and 0.21% to net investment income per share of $(0.04), $(0.01) and $(0.02) in the fiscal years ending February 28/29, 2003, 2002 and 2001, respectively.

(b)

Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%.

(c)	Net investment income is affected by the timing of the declaration of the dividends by other funds of the Trust in which the Fund invests.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(e)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
†	Computed using average shares outstanding throughout the period.

12	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO International Bond Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through direct and indirect investment in foreign bond and currency markets, primarily by investing in other Fund(s) of the Trust “(underlying fund(s)”), including GMO Short-Duration Collateral Fund, GMO World Opportunity Overlay Fund and GMO Emerging Country Debt Fund and “synthetic” bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security).  The Fund’s benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, upon request, without charge by calling (617) 346-7646 (collect).  Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of underlying funds and other mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the

13

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Certain investments in securities held by the Fund, or underlying Funds in which it invests, are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.  As of August 31, 2005, the total value of these securities represented 19.4% of net assets.

GMO Special Purpose Holding Fund (“SPHF”), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF.  In July of 2005, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $233,673 indirectly in conjunction with the settlement.  The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund.  To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are

14

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire or are closed are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the

15

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for open purchased option contracts held by the Fund as of August 31, 2005.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund as of August 31, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund

16

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of all open swap agreements held by the Fund as of August 31, 2005.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of August 31, 2005, the Fund did not hold any repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid

17

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day.  As of August 31, 2005, the Fund did not hold any reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or the inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the Fund did not participate in security lending.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2005, the Fund elected to defer to March 1, 2005 post-October capital losses of $2,916,495.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$470,139,346	$9,044,253	$(501,654)	$8,542,599

18

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in the principal or face amount of these securities is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds.  Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.   The Fund may invest in Class III shares of GMO Emerging Country Debt Fund (“ECDF”).  Like the management fee (as described below), the Fund’s shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund’s investment in ECDF.  The Fund does not incur any indirect shareholder service fees as a result

19

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

of the Fund’s investment in GMO Short-Duration Collateral Fund (“SDCF”), GMO Special Purpose Holding Fund (“SPHF”) and GMO World Opportunity Overlay Fund (“Overlay Fund”).

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed 0.25% of the average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.  For purposes of this calculation, the Fund’s total direct annual operating expenses excludes shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees) (“Trustees fees”), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes.  Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and Trustees fees.  Through June 29, 2004, the indirect Trustees fees incurred by the Fund through its investment in ECDF were not excluded.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment- related expenses)	Indirect Shareholder Service Fees	Indirect Investment-Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expenses
(0.006%)	0.021%	0.004%	0.011%	0.030%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $2,568 and $1,768, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

For the six months ended August 31, 2005, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales

U.S. Government securities	$—	$—
Investments (non-U.S. Government securities)	113,588,278	63,676,848

20

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 43.4% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund’s outstanding shares.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 3.6% of the Fund was held by twenty-five related parties comprised of certain GMO employee accounts, and 44.6% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	7,922,206	$81,104,006	13,143,558	$138,918,584
Shares issued to shareholders in reinvestment of distributions	1,466,264	14,090,802	2,982,381	31,230,984
Shares repurchased	(994,631)	(10,178,683)	(905,666)	(9,444,747)
Net increase (decrease)	8,393,839	$85,016,125	15,220,273	$160,704,821

21

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the securities of these issuers during the six months ended August 31, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period

GMO Emerging Country Debt Fund, Class III	$13,036,542	$985,058	$—	$42,139	$242,919	$14,856,548
GMO Short-Duration Collateral Fund	297,103,689	97,939,491	61,200,000	1,139,491	—	338,431,339
GMO Special Purpose Holding Fund	581,096	—	—	—	233,673	393,767*
GMO World Opportunity Overlay Fund	88,260,749	11,175,000	—	—	—	98,325,937
Totals	$398,982,076	$110,099,549	$61,200,000	$1,181,630	$476,592	$452,007,591

* After effect of return of capital distribution of $206,540 on April 5, 2005.

22

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO International Bond Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

23

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement —  (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

24

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement —  (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

25

GMO International Bond Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
21,236,649	1,739	186,456	0

26

GMO International Bond Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

27

GMO International Bond Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.42%	$1,000.00	$ 959.00	$2.07
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14

*                 Expenses are calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

28

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.6%
Short-Term Investment(s)	3.3
Preferred Stocks	0.7
Futures	0.1
Forward Currency Contracts	0.0
Other Assets and Liabilities (net)	0.3
100.0%

Country Summary	% of Equity Investments*
United Kingdom	25.3%
Japan	22.0
Germany	8.2
Italy	6.5
Netherlands	6.4
France	5.7
Australia	4.5
Canada	2.8
Finland	2.7
Belgium	2.6
Spain	2.5
Switzerland	2.2
Sweden	2.1
Austria	1.4
Ireland	1.3
Hong Kong	1.2
Norway	0.9
Singapore	0.9
Denmark	0.6
Greece	0.2
100.0%

Industry Sector Summary	% of Equity Investments*
Financials	24.9%
Consumer Discretionary	11.1
Health Care	11.1
Energy	11.0
Utilities	9.4
Materials	8.6
Consumer Staples	7.8
Industrials	7.7
Telecommunication Services	4.8
Information Technology	3.6
100.0%

* The table excludes short-term investments.

1

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.6%

	Australia — 4.3%
57,225	Aristocrat Leisure Ltd	545,408
196,959	Australia and New Zealand Banking Group Ltd	3,308,878
548,351	BHP Billiton Ltd	8,595,248
100,787	Commonwealth Bank of Australia	2,856,721
614,029	Foster’s Group Ltd	2,676,018
504,454	General Property Trust Units	1,490,646
91,865	Macquarie Bank Ltd	4,402,528
291,650	National Australia Bank Ltd	6,910,466
155,640	Rinker Group Ltd	1,715,090
406,528	Santos Ltd	3,572,637
1,405,227	Telstra Corp Ltd	4,971,176
90,911	Wesfarmers Ltd	2,720,450
171,687	Woodside Petroleum Ltd	4,280,071
292,194	Woolworths Ltd	3,602,054
		51,647,391

	Austria — 1.3%
20,173	Austrian Airlines *	164,225
24,221	Bank Austria Creditanstalt AG	2,747,001
10,073	Boehler Uddeholm (Bearer)	1,560,726
11,342	Flughafen Wien AG	756,212
8,129	Generali Holding Vienna AG	293,221
6,077	Mayr-Melnhof Karton AG (Bearer)	852,381
1	Oesterreichische Elektrizitaetswirtschafts AG Class A	340
119,470	OMV AG	6,517,223
29,325	Voestalpine AG	2,404,305
15,542	Wienerberger AG	640,745
		15,936,379

	Belgium — 2.5%
3,929	Bekaert NV	325,804
51,197	Belgacom SA	1,806,558
8,903	Colruyt SA	1,185,843
18,689	Delhaize Group	1,080,048
189,279	Dexia	4,135,314

2	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Belgium — continued
8,028	Electrabel SA	4,080,906
282,198	Fortis	8,076,434
65,187	KBC Bancassurance Holding	5,417,309
70,742	UCB SA	4,034,102
		30,142,318

	Canada — 2.7%
41,300	Canadian National Railway Co	2,725,268
186,700	Canadian Natural Resources	9,196,200
134,400	EnCana Corp	6,590,644
41,000	National Bank of Canada	1,981,871
106,000	Petro-Canada	4,286,256
31,500	Potash Corporation of Saskatchewan Inc	3,457,689
50,000	Royal Bank of Canada	3,401,289
		31,639,217

	Denmark — 0.5%
378	AP Moller - Maersk A/S	4,087,315
41,700	Tele Danmark A/S Class B	2,218,094
		6,305,409

	Finland — 2.6%
181,921	Fortum Oyj	3,551,317
39,900	Kesko Oyj Class B	1,140,353
1,126,768	Nokia Oyj	17,772,070
101,152	Rautaruukki Oyj	2,039,937
278,349	Sampo Oyj Class A	4,399,836
1,980	Stora Enso Oyj Class A	27,192
54,100	Wartsila Oyj Class B	1,600,328
		30,531,033

	France — 5.5%
85,208	Arcelor	1,883,802
114,222	Axa	3,051,036
94,895	BNP Paribas	6,929,267
61,294	Business Objects SA *	2,040,820
31,616	Carrefour SA	1,473,846

See accompanying notes to the financial statements.	3

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	France — continued
37,239	Cie de Saint-Gobain	2,272,881
172,801	France Telecom SA	5,224,494
17,698	Michelin SA Class B	1,080,389
96,819	Peugeot SA	6,041,009
18,076	Renault SA	1,606,890
138,290	Sanofi-Aventis	11,842,524
26,283	Societe Generale	2,849,795
55,557	Total SA	14,654,475
51,067	Vinci SA	4,542,978
		65,494,206

	Germany — 7.3%
17,813	Adidas-Salomon AG	3,197,185
53,068	Allianz AG (Registered)	6,910,678
65,473	Altana AG	3,747,924
173,087	Bankgesellschaft Berlin AG *	706,104
140,472	BASF AG	9,902,276
74,696	Bayer AG	2,647,356
55,302	Bayerische Motoren Werke AG	2,494,257
116,968	Bayerische Vereinsbank *	3,327,190
17,747	Celesio AG	1,552,546
35,691	DaimlerChrysler AG (Registered)	1,845,698
3,599	Degussa AG	150,656
117,352	Depfa Bank Plc	1,990,585
31,416	Deutsche Bank AG (Registered)	2,733,875
35,258	Deutsche Boerse AG	3,239,907
113,276	E. On AG	10,847,496
67,825	Hochtief AG	2,775,615
23,771	Hypo Real Estate Holding AG	1,172,658
32,010	Merck KGaA	2,756,931
25,987	Muenchener Rueckversicherungs AG (Registered)	2,923,489
36,821	RWE AG	2,472,568
115,944	Schering AG	7,368,225
58,718	Suedzucker AG	1,234,949
137,977	ThyssenKrupp AG	2,649,934

4	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
77,265	TUI AG	1,840,712
123,024	Volkswagen AG	6,503,349
		86,992,163

	Greece — 0.2%
75,110	National Bank of Greece SA	2,803,284

	Hong Kong — 1.2%
357,200	Cheung Kong Holdings Ltd	3,901,561
423,000	CLP Holdings Ltd	2,470,949
306,500	Esprit Holdings Ltd	2,270,324
743,000	Hang Lung Group Co Ltd	1,400,664
599,500	Hong Kong Electric Holdings Ltd	2,902,584
298,500	Yue Yuen Industrial Holdings	904,424
		13,850,506

	Ireland — 1.3%
290,512	Allied Irish Banks Plc	6,345,519
126,950	Anglo Irish Bank Corp	1,718,744
101,486	Bank of Ireland	1,597,243
112,622	CRH Plc	3,065,986
53,145	DCC Plc	1,187,329
126,629	Grafton Group Plc *	1,337,668
		15,252,489

	Italy — 6.2%
86,280	Autostrade SA	2,289,336
990,074	Banca Intesa SPA	4,785,047
558,953	Banca Intesa SPA (Savings Shares)	2,495,591
506,651	Banca Monte dei Paschi di Siena SPA	1,988,676
689,700	Capitalia SPA	3,886,663
1,419,498	Enel SPA	12,626,752
816,479	ENI SPA	24,208,506
395,288	Fiat SPA *	3,498,473
257,207	Mediaset Spa	3,186,236
179,390	Mediobanca SPA	3,506,977

See accompanying notes to the financial statements.	5

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
249,952	Sanpaolo IMI SPA	3,598,968
2,966,196	Telecom Italia Di RISP	7,816,836
		73,888,061

	Japan — 21.1%
25,950	Acom Co Ltd	1,716,977
39,900	Advantest Corp	3,147,729
128,300	Alps Electric Co Ltd	2,096,022
59,900	Astellas Pharma Inc	2,141,639
24,000	Canon Sales Co Inc	469,328
212,000	Chiba Bank	1,519,913
259,100	Chubu Electric Power Co Inc	6,328,416
70,000	Chugoku Electric Power Co Inc	1,396,920
195,000	Cosmo Oil Co Ltd	972,149
368,000	Daido Steel Co Ltd	1,864,095
148,800	Daiichi Pharmaceuticals Co Ltd	3,491,163
24,700	Daito Trust Construction Co Ltd	1,034,676
67,000	Denso Corp	1,703,039
104,800	Eisai Co Ltd	3,988,281
59,500	Fanuc Ltd	4,511,642
539,000	Fuji Heavy Industries Ltd	2,353,705
487,000	Furukawa Electric Co Ltd	2,310,028
921,500	Haseko Corp *	2,591,106
618,000	Hokuhoku Financial Group Inc	1,867,972
248,300	Honda Motor Co Ltd	13,367,852
92,500	Ibiden Co Ltd	3,183,677
580,000	Isuzu Motors Ltd	1,794,373
536,000	Itochu Corp	3,233,041
503	Japan Tobacco Inc	7,297,283
91,800	JFE Holdings Inc	2,679,698
609,000	Kajima Corp	2,454,298
149,400	Kansai Electric Power Co Inc	3,185,431
211,000	Kao Corp	5,024,187
1,134,000	Kawasaki Heavy Industries Ltd	2,445,593
236,000	Kawasaki Kisen Kaisha Ltd	1,559,241
391,000	Komatsu Ltd	4,370,069
31,900	Konami Corp	732,967

6	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
144,600	Kyushu Electric Power Co Inc	3,282,454
145,700	Leopalace21 Corp	2,732,122
770,000	Marubeni Corp	3,236,659
481,000	Mazda Motor Corp	1,907,411
556,800	Mitsubishi Corp	9,219,312
766,000	Mitsubishi Materials Corp	2,234,649
2,342,000	Mitsubishi Motors Corp *	3,421,391
416	Mitsubishi Tokyo Financial Group Inc	4,293,183
469,000	Mitsui & Co	4,966,078
119,200	Mitsui Sumitomo Insurance Co Ltd	1,218,089
456,000	Mitsui Trust Holding Inc	5,144,097
783	Mizuho Financial Group Inc	4,381,379
14,600	Nidec Corp	1,663,434
244,000	Nippon Mining Holdings Inc	1,656,510
1,479,000	Nippon Steel Corp	4,349,770
384	Nippon Telegraph & Telephone Corp	1,675,561
550,000	Nippon Yusen Kabushiki Kaisha	3,490,538
283,900	Nissan Motor Co	2,988,105
45,000	Nisshin Seifun Group Inc	489,848
62,300	Nitto Denko Corp	3,993,714
897	NTT Data Corp	3,108,887
246,000	Obayashi Corp	1,530,462
42,200	Ono Pharmaceutical Co Ltd	2,104,016
8,100	ORIX Corp	1,342,885
920,000	Osaka Gas Co Ltd	2,949,253
29,650	Promise Co Ltd	2,022,820
642	Resona Holdings Inc	1,383,867
98,900	Sankyo Co Ltd	2,013,677
43,100	Sankyo Co Ltd Gunma	2,123,760
128,000	Sharp Corp	1,941,527
9,300	Shikoku Electric Power Co Inc	195,232
390,000	Shimizu Corp	2,104,237
87,900	Shin-Etsu Chemical Co Ltd	3,562,477
193,000	Shizuoka Bank Ltd/The	1,765,693
349,700	Sumitomo Corp	3,328,512
1,580,000	Sumitomo Metal Industries Ltd	3,658,935
400,000	Taiheiyo Cement Corp	1,355,957

See accompanying notes to the financial statements.	7

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
603,000	Taisei Corp	2,206,270
109,000	Taisho Pharmaceutical Co Ltd	2,181,436
494,200	Takeda Pharmaceutical Co Ltd	26,808,443
427,000	Teijin Ltd	2,276,984
92,700	Terumo Corp	2,669,561
190,900	Tohoku Electric Power Co Inc	4,144,064
189,000	Tokuyama Corp	1,660,865
115,500	Tokyo Electric Power Co Inc	2,843,729
62,500	Tokyo Electron Ltd	3,558,526
212,000	TonenGeneral Sekiyu KK	2,328,714
109,000	Yamato Transport Co Ltd	1,645,581
		251,993,184

	Netherlands — 6.2%
806,659	ABN Amro Holdings NV	19,428,009
533,271	Aegon NV	7,524,493
64,875	Akzo Nobel NV	2,668,338
162,991	Buhrmann NV	1,992,723
20,381	Corio NV	1,186,057
58,322	DSM NV	4,529,419
647,776	Hagemeyer NV *	1,770,542
30,471	Heineken Holding NV	904,507
105,248	Heineken NV	3,403,249
783,230	ING Groep NV	22,856,654
476,475	Koninklijke Ahold NV *	4,252,695
259,826	Koninklijke KPN NV	2,464,432
10,063	Wereldhave NV	1,060,492
		74,041,610

	Norway — 0.9%
284,117	DnB NOR ASA	3,004,687
44,680	Norsk Hydro ASA	4,804,440
70,550	Orkla ASA	2,835,351
		10,644,478

8	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.9%
1,659,000	Capitaland Ltd	2,892,964
848,000	ComfortDelgro Corp Ltd	729,588
455,000	DBS Group Holdings Ltd	4,240,578
484,000	MobileOne Ltd	597,782
384,500	Singapore Press Holdings Ltd	1,036,424
541,320	Singapore Telecommunications	832,825
		10,330,161

	Spain — 2.4%
91,199	ACS Actividades de Construccion y Servicios SA	2,746,839
69,295	Altadis SA	3,011,222
144,004	Banco Santander Central Hispano SA	1,768,174
327,757	Endesa SA	7,414,393
43,470	Gas Natural SDG SA	1,295,327
290,876	Iberdrola SA	7,511,849
160,819	Repsol YPF SA	4,767,372
		28,515,176

	Sweden — 2.0%
140,300	Electrolux AB	3,161,987
293,650	Hennes & Mauritz AB Class B	10,265,338
393,961	Nordea AB	3,830,417
324,490	Swedish Match AB	4,133,949
237,150	Tele2 AB Class B	2,605,444
		23,997,135

	Switzerland — 2.2%
153,802	Credit Suisse Group	6,703,675
32,306	Logitech International SA *	1,202,736
3,920	Roche Holding AG (Bearer)	614,384
3,462	Serono SA	2,306,078
15,654	Swisscom AG (Registered)	5,275,889
54,357	Zurich Financial Services AG	9,646,003
		25,748,765

See accompanying notes to the financial statements.	9

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 24.3%
57,966	Alliance & Leicester Plc	902,177
842,403	ARM Holdings Plc	1,752,719
194,222	AstraZeneca Plc	8,918,391
491,522	Aviva Plc	5,446,590
457,193	BAE Systems Plc	2,704,478
735,501	Barclays Plc	7,359,931
244,494	Barratt Developments Plc	3,118,964
178,106	BBA Group Plc	984,057
81,262	Berkeley Group Holdings	1,273,411
546,977	BHP Billiton Plc	8,168,781
385,662	Boots Group Plc	4,301,356
310,940	British American Tobacco Plc	6,273,071
269,959	British Sky Broadcasting Plc	2,784,563
2,200,726	BT Group Plc	8,563,466
97,991	Bunzl Plc	969,190
1,043,085	Cable & Wireless Plc	2,852,629
598,348	Cadbury Schweppes Plc	5,924,600
1,117,711	Centrica Plc	5,043,552
1,068,750	Cobham Group Plc	2,674,674
418,334	Compass Group Plc	1,888,065
108,173	Diageo Plc	1,550,118
1,171,688	Dixons Group Plc	3,207,923
81,616	Enterprise Inns Plc	1,217,843
266,986	Gallaher Group Plc	4,078,242
1,412,328	GlaxoSmithKline Plc	34,234,653
297,745	GUS Plc	4,898,091
290,677	Hanson Plc	3,040,760
1,089,022	HBOS Plc	17,126,503
183,595	IMI Plc	1,464,553
329,674	Imperial Tobacco Group Plc	9,170,143
3,213,787	Invensys Plc *	856,255
1,277,306	ITV Plc	2,690,513
333,951	J Sainsbury Plc	1,710,875
531,605	Kingfisher Plc	2,418,552
1,252,440	Lloyds TSB Group Plc	10,342,122
734,056	National Grid Transco Plc	6,971,257
159,342	Next Plc	4,348,494

10	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
358,760	Prudential Plc	3,287,077
271,104	Rio Tinto Plc	9,632,730
1,054,712	Royal & Sun Alliance Insurance Group	1,768,758
105,404	Royal Bank of Scotland Group	3,090,133
658,098	Royal Dutch Shell Plc Class A	21,466,517
414,322	Royal Dutch Shell Plc Class B	14,048,767
436,408	Scottish & Southern Energy Plc	7,776,125
305,899	Scottish Power Plc	2,775,396
123,706	Severn Trent Plc	2,173,701
175,646	Smith WH Plc	1,171,588
152,596	Smiths Group Plc	2,504,605
202,075	Tate & Lyle Plc	1,682,347
376,549	Taylor Woodrow Plc	2,178,564
893,687	Tesco Plc	5,267,503
327,343	Unilever Plc	3,300,935
107,532	United Utilities Plc	1,244,062
2,783,047	Vodafone Group Plc	7,619,606
339,433	Wimpey (George) Plc	2,516,841
153,815	Wolseley Plc	3,139,054
283,486	Yell Group Plc	2,314,233
		290,190,104

	TOTAL COMMON STOCKS (COST $1,027,886,448)	1,139,943,069

	PREFERRED STOCKS — 0.7%

	Germany — 0.6%
17,030	Fresenius AG (Non Voting) 1.47%	2,192,073
12,666	Henkel KGaA 1.88%	1,203,129
7,383	RWE AG 3.36%	430,314
87,385	Volkswagen AG 3.96%	3,470,648
		7,296,164

	Italy — 0.1%
328,560	Compagnia Assicuratrice Unipol 5.56%	959,491

	TOTAL PREFERRED STOCKS (COST $7,573,921)	8,255,655

See accompanying notes to the financial statements.	11

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 3.3%

	Cash Equivalent — 3.3%
39,500,000	ING Bank Time Deposit, 3.56%, due 09/01/05	39,500,000

	TOTAL SHORT-TERM INVESTMENT(S) (COST $39,500,000)	39,500,000

	TOTAL INVESTMENTS — 99.6%
	(Cost $1,074,960,369)	1,187,698,724

	Other Assets and Liabilities (net) — 0.4%	4,505,383

	TOTAL NET ASSETS — 100.0%	$1,192,204,107

	Notes to Schedule of Investments:

	* Non-income producing security.

	As of August 31, 2005, 90.5% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor. (Note 2)

	AUD - Australian Dollar	GBP - British Pound
	CAD - Canadian Dollar	HKD - Hong Kong Dollar
	CHF - Swiss Franc	JPY - Japanese Yen
	DKK - Danish Krone	NOK - Norwegian Krone
	EUR - Euro	SEK - Swedish Krona
	SGD - Singapore Dollar

12	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

11/29/2005	CHF	34,469,160	$27,600,153	$ 213,114
11/29/2005	JPY	8,101,277,202	73,581,441	(1,073,772)
11/29/2005	NOK	191,163,441	30,040,786	592,344
11/29/2005	SEK	255,271,728	33,801,438	218,786
11/29/2005	SGD	1,843,809	1,099,213	(11,328)
				$ (60,856)
Sales

11/29/2005	AUD	17,292,921	$12,935,428	$ 60,220
11/29/2005	CAD	4,474,487	3,775,480	(66,303)
11/29/2005	DKK	20,454,290	3,386,907	(17,398)
11/29/2005	EUR	21,153,207	26,124,471	(754)
11/29/2005	GBP	38,716,939	69,525,117	123,997
11/29/2005	HKD	82,428,774	10,607,597	(303)
				$ 99,459

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

109	DAX	September 2005	$16,269,588	$ 665,654
25	S&P/MIB	September 2005	5,169,974	128,375
143	TOPIX	September 2005	16,413,542	1,413,037
175	MSCI	September 2005	5,613,738	(16,552)
				$ 2,190,514
Sales

162	S&P Toronto 60	September 2005	$16,387,650	$(1,328,526)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	13

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $1,074,960,369) (Note 2)	$1,187,698,724
Cash	2,467
Foreign currency, at value (cost $208,427) (Note 2)	735,137
Receivable for investments sold	378,176
Dividends and interest receivable	2,400,556
Foreign taxes receivable	434,501
Unrealized appreciation on open forward currency contracts	1,208,461
Receivable for collateral on open futures contracts (Note 2)	2,550,000
Receivable for expenses reimbursed by Manager (Note 3)	70,215

Total assets	1,195,478,237

Liabilities:
Payable for Fund shares repurchased	1,439,633
Payable to affiliate for (Note 3):
Management fee	351,393
Shareholder service fee	110,551
Trustees and Chief Compliance Officer fees	756
Unrealized depreciation on open forward currency contracts (Note 2)	1,169,858
Payable for variation margin on open futures contracts (Note 2)	39,239
Accrued expenses	162,700

Total liabilities	3,274,130
Net assets	$1,192,204,107

Net assets consist of:
Paid-in capital	$1,049,897,055
Accumulated undistributed net investment income	13,225,336
Accumulated net realized gain	14,903,353
Net unrealized appreciation	114,178,363
$1,192,204,107

Net assets attributable to:
Class III shares	$ 625,639,979
Class IV shares	$ 566,564,128

Shares outstanding:
Class III	19,655,089
Class IV	17,802,038

Net asset value per share:
Class III	$ 31.83
Class IV	$ 31.83

14	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,661,803)	$15,240,465
Interest (including securities lending income of $377,563) (Note 2)	1,671,959

Total investment income	16,912,424

Expenses:
Management fee (Note 3)	1,636,617
Shareholder service fee (Note 3) - Class III	390,871
Shareholder service fee (Note 3) - Class IV	133,716
Custodian and fund accounting agent fees	270,204
Transfer agent fees	21,804
Audit and tax fees	24,840
Legal fees	7,641
Trustees fees and related expenses (Note 3)	11,166
Registration fees	2,576
Miscellaneous	10,150
Total expenses	2,509,585
Fees and expenses reimbursed by Manager (Note 3)	(332,672)
Net expenses	2,176,913

Net investment income (loss)	14,735,511

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	17,237,702
Closed futures contracts	2,056,658
Foreign currency, forward contracts and foreign currency related transactions	(4,319,526)

Net realized gain (loss) on investments	14,974,834

Change in net unrealized appreciation (depreciation) on:
Investments	23,082,549
Open futures contracts	650,056
Foreign currency, forward contracts and foreign currency related transactions	159,997

Net unrealized gain (loss)	23,892,602

Net realized and unrealized gain (loss)	38,867,436

Net increase (decrease) in net assets resulting from operations	$53,602,947

See accompanying notes to the financial statements.	15

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2005 (Unaudited)	Year Ended February 28, 2005

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,735,511	$8,066,871
Net realized gain (loss)	14,974,834	15,582,203
Change in net unrealized appreciation (depreciation)	23,892,602	58,761,233

Net increase (decrease) in net assets from operations	53,602,947	82,410,307

Distributions to shareholders from:
Net investment income
Class III	(36,712)	(5,052,399)
Class IV	(28,248)	(4,340,736)
Total distributions from net investment income	(64,960)	(9,393,135)
Net realized gains
Class III	(5,451,785)	(4,618,141)
Class IV	(2,796,597)	(3,838,931)
Total distributions from net realized gains	(8,248,382)	(8,457,072)

	(8,313,342)	(17,850,207)
Net share transactions (Note 7):
Class III	275,991,205	81,695,105
Class IV	293,879,765	205,320,826
Increase (decrease) in net assets resulting from net share transactions	569,870,970	287,015,931

Total increase (decrease) in net assets	615,160,575	351,576,031

Net assets:
Beginning of period	577,043,532	225,467,501
End of period (including accumulated undistributed net investment income of $13,225,336 and distributions in excess of net investment income of $1,445,215, respectively)	$1,192,204,107	$577,043,532

16	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002(a)
Net asset value, beginning of period	$30.81		$26.75	$18.04	$20.40	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.54		0.55	0.40	0.37	0.02
Net realized and unrealized gain (loss)	0.78		4.54	8.81	(2.03)	0.38

Total from investment operations	1.32		5.09	9.21	(1.66)	0.40

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.54)	(0.50)	(0.70)	—
From net realized gains	(0.30)		(0.49)	—	—	—

Total distributions	(0.30)		(1.03)	(0.50)	(0.70)	—
Net asset value, end of period	$31.83		$30.81	$26.75	$18.04	$20.40
Total Return(c)	4.35	%**	19.20%	51.46%	(8.28)%	2.00	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$625,640		$321,463	$201,333	$68,047	$47,081
Net expenses to average daily net assets	0.55	%*	0.55%	0.55%	0.55%	0.55	%*
Net investment income to average daily net assets	1.78	%(e)**	1.98%	1.77%	1.82%	1.56	%*
Portfolio turnover rate	20	%**	45%	43%	64%	0	%(d)
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.14%	0.27%	0.39%	1.89	%*

(a)	Period from January 29, 2002 (commencement of operations) through February 28, 2002.
(b)	Distribution from net investment income was less then $0.01.
(c)	Total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d)	Portfolio turnover rate was less than 1%
(e)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004(a)
Net asset value, beginning of period	$30.80		$26.75	$21.08

Income (loss) from investment operations:
Net investment income (loss)†	0.57		0.56	0.16
Net realized and unrealized gain (loss)	0.76		4.54	6.03

Total from investment operations	1.33		5.10	6.19

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.56)	(0.52)
From net realized gains	(0.30)		(0.49)	—

Total distributions	(0.30)		(1.05)	(0.52)
Net asset value, end of period	$31.83		$30.80	$26.75
Total Return(c)	4.39	%**	19.24%	29.71	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$566,564		$255,580	$24,134
Net expenses to average daily net assets	0.49	%*	0.49%	0.49	%*
Net investment income to average daily net assets	1.87	%(d)**	2.01%	0.99	%*
Portfolio turnover rate	20	%**	45%	43	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.14%	0.26	%*

(a)	Period from June 30, 2003 (commencement of operations) through February 29, 2004.
(b)	Distribution from net investment income was less then $0.01.
(c)	Total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
***	Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

18	See accompanying notes to the financial statements.

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO International Disciplined Equity Fund (the «Fund») is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in equity securities of non-U.S. issuers in the world’s developed markets.  The Fund’s benchmark is the MSCI EAFE Index (Europe, Australasia and Far East).

Throughout the six months ended August 31, 2005, the Fund had two classes of shares outstanding: Class III and Class IV.  The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.  Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Trust’s prospectus.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security’s value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign

19

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

20

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire or are closed are treated as realized gains.  Premiums received from writing options which are exercised are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

21

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of dealy in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  The gross compensation received and expenses paid were $444,191 and $66,628, respectively.  As of August 31, 2005, the Fund had no securities on loan.

22

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$1,075,367,320	$117,181,412	$(4,850,008)	$112,331,404

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost,

23

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.40% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

GMO has entered into a binding agreement effective until at least October 31, 2005 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.40% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended was $9,418 and $2,701, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the August 31, 2005 aggregated $707,786,091 and $155,984,278, respectively.

24

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 38.8% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.6% of the Fund was held by nine related parties comprised of certain GMO employee accounts, and 18.4% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	9,398,983	$281,426,915	3,013,455	$ 84,174,462
Shares issued to shareholders in reinvestment of distributions	152,889	4,534,694	263,849	7,820,960
Shares repurchased	(329,152)	(9,970,404)	(370,786)	(10,300,317)
Net increase (decrease)	9,222,720	$275,991,205	2,906,518	$ 81,695,105

25

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class IV:
Shares sold	9,482,485	$293,300,244	7,360,493	$203,977,638
Shares issued to shareholders in reinvestment of distributions	94,659	2,807,551	186,456	5,542,188
Shares repurchased	(72,509)	(2,228,030)	(151,872)	(4,199,000)
Net increase (decrease)	9,504,635	$293,879,765	7,395,077	$205,320,826

8.              Subsequent Event

On September 16, 2005, shareholders of the Fund holding 98.8% of the Fund’s then outstanding shares requested the redemption of their shares.  On the same day, the Fund transferred assets and liabilities (representing on a net basis 98.8% of the Fund’s net assets) to GMO International Core Equity Fund in consideration for all of the outstanding shares of GMO International Core Equity Fund, thereby allowing the Fund to honor the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO International Core Equity Fund.  The preceding events are hereafter referred to as the Redemption Transaction. The Fund continues to operate in a manner consistent with its operations prior to the Redemption Transaction.

The Redemption Transaction did not result in the recognition of gain or loss to the Fund for tax purposes.

It is expected that the Fund will be treated as being a partnership for tax purposes subsequent to the Redemption Transaction.

On September 9, 2005, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock International Core Fund in exchange for Class A shares of John Hancock International Core Fund.  That transaction is subject to shareholder approval. A related filing is currently under review by the Securities and Exchange Commission.

26

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO International Disciplined Equity Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

27

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

28

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

29

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

30

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

31

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class III
1) Actual	0.55%	$1,000.00	$1,043.50	$2.83
2) Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

Class IV
1) Actual	0.49%	$1,000.00	$1,043.90	$2.52
2) Hypothetical	0.49%	$1,000.00	$1,022.74	$2.50

*                 Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO International Growth Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO International Growth Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.2%
Short-Term Investment(s)	6.2
Preferred Stocks	0.4
Futures	0.1
Forward Currency Contracts	(0.1)
Other Assets and Liabilities (net)	(0.8)
100.0%

Country Summary	% of Equity Investments*
United Kingdom	21.2%
Japan	19.5
Canada	7.8
France	6.0
Italy	5.5
Australia	5.5
Netherlands	4.6
Germany	4.3
Spain	4.0
Sweden	3.9
Belgium	3.4
Finland	3.3
Switzerland	1.9
Hong Kong	1.8
Norway	1.8
Ireland	1.7
Austria	1.2
Denmark	1.2
Singapore	0.9
Greece	0.5
100.0%

* The table excludes short-term investments.

1

GMO International Growth Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Equity Investments*
Energy	19.7%
Financials	17.6
Health Care	12.0
Consumer Discretionary	10.1
Industrials	9.6
Utilities	9.1
Consumer Staples	7.4
Materials	6.0
Information Technology	4.8
Telecommunication Services	3.7
100.0%

* The table excludes short-term investments.

2

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.2%

	Australia — 5.2%
783,809	Amcor Ltd	3,910,785
451,794	Australia and New Zealand Banking Group Ltd	7,590,062
435,432	Australian Gas Light Co Ltd	4,675,176
748,019	BHP Billiton Ltd	11,724,988
912,600	Foster’s Group Ltd	3,977,229
402,729	Macquarie Bank Ltd	19,300,338
369,238	National Australia Bank Ltd	8,748,865
40,768	Perpetual Trustees Australia Ltd	1,891,001
1,712,251	Promina Group Ltd	6,200,853
380,419	QBE Insurance Group Ltd	4,943,779
99,890	Rio Tinto Ltd	3,833,932
780,246	Santos Ltd	6,856,933
2,329,448	Telstra Corp Ltd	8,240,730
835,742	Transurban Group	4,530,611
369,381	Wesfarmers Ltd	11,053,476
443,463	Woodside Petroleum Ltd	11,055,312
587,483	Woolworths Ltd	7,242,262
		125,776,332

	Austria — 1.2%
64,842	Erste Bank Der Oesterreichischen Sparkassen AG	3,601,273
8,836	Mayr-Melnhof Karton AG (Bearer)	1,239,368
308,997	OMV AG	16,856,135
171,499	Telekom Austria AG	3,615,556
69,550	Wienerberger AG	2,867,315
		28,179,647

	Belgium — 3.2%
159,889	AGFA-Gevaert NV	4,187,390
134,167	Belgacom SA	4,734,272
40,385	Colruyt SA	5,379,118
231,628	Dexia	5,060,543
23,934	Electrabel SA	12,166,469
329,131	Fortis	9,419,645
86,870	Interbrew	3,397,369
102,886	KBC Bancassurance Holding	8,550,251
45,719	Solvay SA	4,981,752

See accompanying notes to the financial statements.	3

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Belgium — continued
266,424	UCB SA	15,192,978
51,428	Umicore	4,919,488
		77,989,275

	Canada — 7.4%
94,700	Bank of Nova Scotia	3,262,904
72,100	Brascan Corp Class A	2,854,724
50,000	Cameco Corp	2,520,534
68,600	Canadian Imperial Bank of Commerce	4,045,322
106,700	Canadian National Railway Co	7,040,825
980,400	Canadian Natural Resources	48,291,132
209,000	Canadian Pacific Railway Ltd	7,891,310
118,700	Cognos Inc *	4,266,820
146,400	Enbridge Inc	4,319,050
407,900	EnCana Corp	20,002,408
85,500	Imperial Oil Ltd	8,672,086
194,900	Methanex Corp	2,947,184
247,100	Nexen Inc	10,714,154
436,020	Petro-Canada	17,631,069
74,100	Research In Motion Ltd *	5,791,043
102,800	Royal Bank of Canada	6,993,050
111,300	Sun Life Financial Inc	4,106,769
211,400	Talisman Energy Inc	10,320,231
188,900	Teck Cominco Ltd Class B	7,358,356
		179,028,971

	Denmark — 1.2%
862	AP Moller - Maersk A/S	9,320,809
407	AP Moller - Maersk A/S	4,330,989
111,600	Danske Bank A/S	3,390,676
246,300	H. Lundbeck A/S	6,426,572
84,600	Tele Danmark A/S Class B	4,500,018
		27,969,064

	Finland — 3.1%
366,200	Fortum Oyj	7,148,665
3,849,650	Nokia Oyj	60,719,019
456,200	Sampo Oyj Class A	7,211,110
		75,078,794

4	See accompanying notes to the financial statements.

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	France — 5.6%
52,428	Autoroutes du Sud de la France	3,113,237
65,043	BNP Paribas	4,749,463
49,187	Neopost SA	4,559,057
28,545	Pernod-Ricard	4,961,771
265,182	Peugeot SA	16,545,997
189,758	Sanofi-Aventis	16,250,009
79,193	Societe Generale	8,586,683
232,272	Total SA	61,267,244
25,350	Unibail	3,642,161
152,973	Vinci SA	13,608,649
		137,284,271

	Germany — 3.6%
101,658	Altana AG	5,819,291
201,745	BASF AG	14,221,586
48,763	Celesio AG	4,265,893
68,113	Continental AG	5,408,236
59,210	Deutsche Boerse AG	5,440,890
196,127	Deutsche Post AG (Registered)	4,967,284
107,270	Hypo Real Estate Holding AG	5,291,787
49,927	K&S AG	3,139,445
49,797	Merck KGaA	4,288,876
309,168	Schering AG	19,647,583
93,536	Stada Arzneimittel AG	3,267,166
242,479	Volkswagen AG	12,818,032
		88,576,069

	Greece — 0.4%
177,870	Cosmote Mobile Telecommunications SA	3,500,742
180,630	Hellenic Telecommunications Organization SA *	3,763,287
103,860	OPAP SA	3,307,960
		10,571,989

	Hong Kong — 1.7%
489,000	Cheung Kong Holdings Ltd	5,341,162
1,598,000	CLP Holdings Ltd	9,334,698
1,260,000	Esprit Holdings Ltd	9,333,142
2,314,000	Giordano International Ltd	1,552,939
1,627,500	Hong Kong Electric Holdings Ltd	7,879,825

See accompanying notes to the financial statements.	5

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
388,000	Hutchison Whampoa Ltd	3,853,470
946,000	Li & Fung Ltd	1,928,724
1,045,000	Techtronic Industries Co	2,639,779
		41,863,739

	Ireland — 1.7%
358,603	Allied Irish Banks Plc	7,832,799
934,742	Anglo Irish Bank Corp	12,655,236
262,358	Bank of Ireland	4,129,137
177,243	CRH Plc	4,825,208
156,507	DCC Plc	3,496,573
234,089	Grafton Group Plc	2,472,841
227,912	Kerry Group Plc	5,571,680
		40,983,474

	Italy — 5.2%
174,975	Autostrade SA	4,642,752
990,506	Banca Intesa SPA	4,787,135
2,004,334	Enel SPA	17,828,999
2,790,595	ENI SPA	82,740,813
159,060	Luxottica Group SPA	3,675,942
349,928	Mediaset Spa	4,334,848
372,010	Saipem SPA	6,281,631
220,890	Sanpaolo IMI SPA	3,180,515
		127,472,635

	Japan — 18.5%
64,340	Acom Co Ltd	4,257,044
89,225	Aiful Corp	6,884,178
167,500	Aisin Seiki Co Ltd	4,285,832
146,310	Astellas Pharma Inc	5,231,104
357,000	Bridgestone Corp	7,083,675
382,900	Chubu Electric Power Co Inc	9,352,183
253,200	Daiichi Pharmaceuticals Co Ltd	5,940,608
242,900	Denso Corp	6,174,153
644	East Japan Railway Co	3,474,011
295,200	Eisai Co Ltd	11,234,166
62,300	FamilyMart Co Ltd	1,932,405
92,200	Fanuc Ltd	6,991,149

6	See accompanying notes to the financial statements.

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
661,000	Fuji Heavy Industries Ltd	2,886,454
146,800	Fuji Photo Film Co Ltd	4,776,915
268,600	Honda Motor Co Ltd	14,460,754
27,000	Hoya Corp	3,539,579
209,000	Ibiden Co Ltd	7,193,389
44,500	Ito En Ltd	2,259,619
465	Japan Tobacco Inc	6,745,997
205,300	JFE Holdings Inc	5,992,833
150,200	JSR Corp	3,399,532
135,100	Kansai Electric Power Co Inc	2,880,534
274,000	Kao Corp	6,524,300
620,000	Kawasaki Kisen Kaisha Ltd	4,096,311
258,200	Kyushu Electric Power Co Inc	5,861,201
319,700	Leopalace21 Corp	5,994,916
1,282,500	Mitsubishi Corp	21,235,215
568	Mitsubishi Tokyo Financial Group Inc	5,861,847
630,000	Mitsui & Co	6,670,851
709,000	Mitsui OSK Lines Ltd	5,235,435
373,000	Mitsui Sumitomo Insurance Co Ltd	3,811,638
1,282,000	Mitsui Trust Holding Inc	14,462,132
43,700	Nidec Corp	4,978,909
649,500	Nippon Mining Holdings Inc	4,409,439
1,348,000	Nippon Steel Corp	3,964,496
1,043,000	Nippon Yusen Kabushiki Kaisha	6,619,329
63,700	Nissin Food Products Co Ltd	1,659,685
115,100	Nitto Denko Corp	7,378,434
1,665	NTT Data Corp	5,770,677
433,000	Olympus Optical Co Ltd	8,589,954
77,900	Ono Pharmaceutical Co Ltd	3,883,953
34,500	ORIX Corp	5,719,694
2,041,000	Osaka Gas Co Ltd	6,542,853
6,021	Resona Holdings Inc	12,978,607
135,600	Sankyo Co Ltd Gunma	6,681,715
42,000	Sega Sammy Holdings Inc	3,091,582
140,000	Sharp Corp	2,123,545
207,900	Shin-Etsu Chemical Co Ltd	8,425,926
42,500	SMC Corp	5,289,347
687,000	Sumitomo Chemical Co Ltd	3,837,672
547,000	Sumitomo Corp	5,206,452

See accompanying notes to the financial statements.	7

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
298,000	Taisho Pharmaceutical Co Ltd	5,963,925
1,494,800	Takeda Pharmaceutical Co Ltd	81,087,132
480,000	Teijin Ltd	2,559,607
224,800	Terumo Corp	6,473,757
289,200	Tohoku Electric Power Co Inc	6,277,964
1,173,000	Tokyo Gas Co Ltd	4,388,315
626,000	TonenGeneral Sekiyu KK	6,876,298
782,000	Tosoh Corp	3,166,768
95,000	Toyota Industries Corp	2,696,872
202,000	Trend Micro Inc	7,083,989
133,000	Yamada Denki Co Ltd	8,560,363
		449,017,219

	Netherlands — 4.4%
799,047	ABN Amro Holdings NV	19,244,678
480,530	Aegon NV	6,780,314
59,364	DSM NV	4,610,344
149,533	Heineken NV	4,835,228
2,013,468	ING Groep NV	58,758,144
976,204	Koninklijke Ahold NV *	8,712,939
44,397	Sbm Offshore NV	3,563,981
		106,505,628

	Norway — 1.7%
783,060	DnB NOR ASA	8,281,273
91,550	Frontline Ltd	4,334,306
108,242	Golden Ocean Group Ltd *	85,338
71,440	Norsk Hydro ASA	7,681,942
166,300	Orkla ASA	6,683,470
366,500	Statoil ASA	8,994,169
247,400	Telenor ASA	2,277,868
199,600	Yara International ASA	3,336,458
		41,674,824

	Singapore — 0.8%
878,000	Keppel Corp Ltd	6,094,150
2,546,000	Neptune Orient Lines Ltd	4,927,869
634,000	Overseas Chinese Town Group	2,364,935

8	See accompanying notes to the financial statements.

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued
1,066,000	Sembcorp Industrie	1,789,409
1,070,000	Singapore Press Holdings Ltd	2,884,196
1,535,930	Singapore Telecommunications	2,363,040
		20,423,599

	Spain — 3.8%
143,939	Abertis Infraestructures SA	3,791,298
43,700	Acciona SA	4,897,267
390,524	ACS Actividades de Construccion y Servicios SA	11,762,263
288,090	Altadis SA	12,518,982
304,719	Endesa SA	6,893,236
62,974	Fomento de Construcciones y Contratas SA	3,631,395
246,183	Gas Natural SDG SA	7,335,804
54,449	Grupo Ferrovial SA	4,223,333
487,827	Iberdrola SA	12,598,093
374,051	Inditex SA	10,213,181
169,389	Indra Sistemas SA	3,437,747
53,523	Metrovacesa SA	3,630,957
235,707	Union Fenosa SA	6,881,644
		91,815,200

	Sweden — 3.7%
246,900	Electrolux AB	5,564,466
1,080,100	Hennes & Mauritz AB Class B	37,757,846
1,095,000	Nordea AB	10,646,501
56,300	Sandvik AB	2,494,752
282,400	Securitas AB	4,594,915
487,100	Skanska AB Class B	6,318,100
662,500	Swedish Match AB	8,440,140
832,850	Tele2 AB Class B	9,150,090
1,059,500	TeliaSonera AB	5,289,920
		90,256,730

	Switzerland — 1.8%
52,064	Alcon Inc	6,146,155
44,206	Lonza Group AG (Registered)	2,527,532
20,776	Nobel Biocare AG	4,541,785
94,225	Novartis AG (Registered)	4,581,156

See accompanying notes to the financial statements.	9

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
26,331	Roche Holding AG (Non Voting)	3,653,519
6,842	Serono SA	4,557,535
31,778	Swisscom AG (Registered)	10,710,182
84,510	UBS AG (Registered)	6,931,666
		43,649,530

	United Kingdom — 20.0%
231,656	Alliance Unichem Plc	3,451,420
151,497	AstraZeneca Plc	6,956,522
1,442,194	Barclays Plc	14,431,589
373,860	Barratt Developments Plc	4,769,262
866,249	BHP Billiton Plc	12,936,922
2,184,893	BP Plc	24,974,252
232,277	British American Tobacco Plc	4,686,081
741,035	British Sky Broadcasting Plc	7,643,601
599,085	Cadbury Schweppes Plc	5,931,898
381,594	Capita Group Plc	2,512,827
5,712,407	Centrica Plc	25,776,628
1,636,330	Cobham Group Plc	4,095,111
2,089,565	Dixons Group Plc	5,720,947
399,304	Firstgroup Plc	2,259,613
803,956	Gallaher Group Plc	12,280,521
1,470,813	GlaxoSmithKline Plc	35,652,322
1,343,943	HBOS Plc	21,135,518
1,170,349	Imperial Tobacco Group Plc	32,554,183
1,042,195	Lloyds TSB Group Plc	8,606,008
149,101	MAN Group Plc	4,438,313
2,211,735	National Grid Transco Plc	21,004,628
406,303	Next Plc	11,088,138
2,315,773	O2 Plc	6,412,493
129,004	Reckitt Benckiser Plc	4,003,658
366,671	Reed Elsevier Plc	3,447,867
1,201,158	Rentokil Initial Plc	3,516,611
266,474	Rio Tinto Plc	9,468,219
210,118	Royal Bank of Scotland Group	6,160,037
1,775,808	Royal Dutch Shell Plc Class A	57,925,131
853,625	Royal Dutch Shell Plc Class B	28,944,586
237,762	SABMiller Plc	4,203,254
1,085,045	Sage Group Plc	4,484,617

10	See accompanying notes to the financial statements.

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
1,938,041	Scottish & Southern Energy Plc	34,532,934
2,105,740	Tesco Plc	12,411,494
442,789	Unilever Plc	4,465,095
7,300,329	Vodafone Group Plc	19,987,314
542,366	Wimpey (George) Plc	4,021,557
301,829	Wolseley Plc	6,159,720
546,925	Yell Group Plc	4,464,812
		487,515,703

	TOTAL COMMON STOCKS (COST $2,004,227,185)	2,291,632,693

	PREFERRED STOCKS — 0.4%

	Germany — 0.4%
28,600	Fresenius AG (Non Voting) 1.47%	3,681,344
166,275	Volkswagen AG 3.96%	6,603,903
		10,285,247

	TOTAL PREFERRED STOCKS (COST $7,695,781)	10,285,247

See accompanying notes to the financial statements.	11

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT(S) — 6.2%

		Cash Equivalents — 6.2%
30,200,000		ING Bank Time Deposit, 3.56%, due 09/01/05	30,200,000
120,900,000		Societe Generale Time Deposit, 3.58%, due 09/01/05	120,900,000
			151,100,000

		TOTAL SHORT-TERM INVESTMENT(S) (COST $151,100,000)	151,100,000

		TOTAL INVESTMENTS — 100.8%
		(Cost $2,163,022,966)	2,453,017,940

		Other Assets and Liabilities (net) — (0.8%)	(19,334,791)

		TOTAL NET ASSETS — 100.0%	$2,433,683,149

		Notes to Schedule of Investments:

		* Non-income producing security.

	As of August 31, 2005, 82.4% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor. (Note 2)

	AUD - Australian Dollar	GBP - British Pound
	CAD - Canadian Dollar	HKD - Hong Kong Dollar
	CHF - Swiss Franc	JPY - Japanese Yen
	DKK - Danish Krone	NOK - Norwegian Krone
	EUR - Euro	SEK - Swedish Krona
		SGD - Singapore Dollar

12	See accompanying notes to the financial statements.

GMO International Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2005 (Unaudited)

A summary of outstanding financial instruments as of August 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

11/29/05	CHF	67,870,413	$ 54,345,212	$ 419,625
11/29/05	DKK	15,084,500	2,497,755	(11,531)
11/29/05	EUR	8,128,760	10,039,118	19,650
11/29/05	GBP	12,492,465	22,433,077	(76,416)
11/29/05	JPY	22,358,110,404	203,071,929	(2,963,423)
11/29/05	NOK	292,190,653	45,916,923	818,328
11/29/05	SEK	256,265,859	33,933,075	258,117
11/29/05	SGD	11,853,090	7,066,389	(79,297)
				$(1,614,947)

Sales

11/29/05	AUD	52,536,099	$ 39,297,983	$ 182,948
11/29/05	CAD	127,151,154	107,287,515	(1,621,532)
11/29/05	DKK	151,244,793	25,043,749	(128,643)
11/29/05	EUR	41,061,157	50,711,035	(9,923)
11/29/05	HKD	324,720,292	41,787,617	(293)
				$(1,577,443)

	See accompanying notes to the financial statements.			13

GMO International Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2005 (Unaudited)

Futures contracts

				Net Unrealized
Number of				Appreciation
Contracts	Type	Expiration Date	Contract Value	(Depreciation)

Buys

8	DAX	September 2005	$ 1,194,098	$ (25,562)
29	CAC 40	September 2005	1,575,453	(32,998)
253	FTSE 100	September 2005	24,148,930	(283,757)
149	Hang Seng	September 2005	14,279,490	20,897
60	IBEX 35	September 2005	7,424,777	(78,781)
688	MSCI Singapore	September 2005	22,070,009	(65,075)
246	OMXS 30	September 2005	2,765,947	(51,922)
673	SPI 200	September 2005	56,354,453	1,988,794
89	S&P/MIB	September 2005	16,750,717	419,652
15	TOPIX	September 2005	1,721,700	20,328
				$1,911,576

Sales

474	Amsterdam Exchanges Index	September 2005	$45,588,965	$471,196

As of August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

14	See accompanying notes to the financial statements.

GMO International Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value (cost $2,163,022,966) (Note 2)	$ 2,453,017,940
Cash	9,375,489
Foreign currency, at value (cost $958,579) (Note 2)	1,160,766
Receivable for Fund shares sold	60,711,040
Dividends and interest receivable	4,105,056
Foreign taxes receivable	565,483
Unrealized appreciation for open forward currency contracts (Note 2)	1,698,668
Receivable for variation margin on open futures contracts (Note 2)	409,579
Receivable for expenses reimbursed by Manager (Note 3)	96,286

Total assets	2,531,140,307

Liabilities:
Payable for Fund shares repurchased	90,930,000
Payable to affiliate for (Note 3):
Management fee	1,093,036
Shareholder service fee	303,622
Trustees and Chief Compliance Officer fees	1,798
Unrealized depreciation for open forward currency contracts (Note 2)	4,891,058
Accrued expenses	237,644

Total liabilities	97,457,158
Net assets	$2,433,683,149

Net assets consist of:
Paid-in capital	2,073,092,816
Accumulated undistributed net investment income	24,795,769
Accumulated net realized gain	44,492,382
Net unrealized appreciation	291,302,182
$2,433,683,149

Net assets attributable to:
Class III shares	$ 2,433,683,149

Shares outstanding:
Class III	86,699,340

Net asset value per share:
Class III	$ 28.07

See accompanying notes to the financial statements.	15

GMO International Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $3,704,895)	$34,739,803
Interest (including securities lending income of $999,506) (Note 2)	3,307,642

Total investment income	38,047,445

Expenses:
Management fee (Note 3)	5,492,604
Shareholder service fee (Note 3) - Class III	1,525,724
Custodian and fund accounting agent fees	423,660
Transfer agent fees	16,100
Audit and tax fees	24,840
Legal fees	19,148
Trustees fees and related expenses (Note 3)	27,839
Registration fees	6,164
Miscellaneous	26,174
Total expenses	7,562,253
Fees and expenses reimbursed by Manager (Note 3)	(503,976)
Net expenses	7,058,277

Net investment income (loss)	30,989,168

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	60,354,743
Closed futures contracts	3,242,231
Foreign currency, forward contracts and foreign currency related transactions	(16,906,778)

Net realized gain (loss) on investments	46,690,196

Change in net unrealized appreciation (depreciation) on:
Investments	56,916,156
Open futures contracts	1,038,115
Foreign currency, forward contracts and foreign currency related transactions	(3,739,533)

Net unrealized gain (loss)	54,214,738

Net realized and unrealized gain (loss)	100,904,934

Net increase (decrease) in net assets resulting from operations	$131,894,102

16	See accompanying notes to the financial statements.

GMO International Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 30,989,168	$ 16,252,310
Net realized gain (loss)	46,690,196	49,659,516
Change in net unrealized appreciation (depreciation)	54,214,738	167,523,666

Net increase (decrease) in net assets from operations	131,894,102	233,435,492

Distributions to shareholders from:
Net investment income
Class III	(5,012,002)	(16,244,197)
Net realized gains
Class III	(37,670,853)	(21,060,601)

	(42,682,855)	(37,304,798)
Net share transactions (Note 7):
Class III	691,419,052	891,818,019

Total increase (decrease) in net assets	780,630,299	1,087,948,713

Net assets:
Beginning of period	1,653,052,850	565,104,137
End of period (including accumulated undistributed net investment income of $24,795,769 and distributions in excess of net investment income of $1,181,397, respectively)	$2,433,683,149	$1,653,052,850

See accompanying notes to the financial statements.	17

GMO International Growth Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002(a)

Net asset value, beginning of period	$ 27.22		$ 23.67	$ 16.83	$19.65	$20.00

Income (loss) from investment operations:
Net investment income†	0.41		0.40	0.29	0.25	0.01
Net realized and unrealized gain (loss)	0.97		3.94	6.81	(2.46)	(0.36)

Total from investment operations	1.38		4.34	7.10	(2.21)	(0.35)

Less distributions to shareholders:
From net investment income	(0.06)		(0.33)	(0.26)	(0.61)	—
From net realized gains	(0.47)		(0.46)	—	—	—

Total distributions	(0.53)		(0.79)	(0.26)	(0.61)	—
Net asset value, end of period	$ 28.07		$ 27.22	$ 23.67	$16.83	$19.65
Total Return(b)	5.20	%**	18.66%	42.33%	(11.40)%	(1.75	)%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,433,683		$1,653,053	$565,104	$ 178,804	$84,884
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.69%	0.69	%*
Net investment income to average daily net assets	3.05	%*	1.64%	1.38%	1.32%	0.36	%*
Portfolio turnover rate	24	%* *	52%	63%	78%	15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.09%	0.16%	0.22%	0.65	%*

(a)	Period from November 30, 2001 (commencement of operations) through February 28, 2002.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO International Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2005 (Unaudited)

1.              Organization

GMO International Growth Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks a high total return through investing primarily in equity securities of non-U.S. issuers.  The Fund’s benchmark is the S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Style Index.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

19

GMO International Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

20

GMO International Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

21

GMO International Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ending August 31, 2005, the gross compensation received and expenses paid were $1,175,889 and $176,383, respectively.  As of August 31, 2005, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no

22

GMO International Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$2,165,020,703	$303,459,149	$(15,461,912)	$287,997,237

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

23

GMO International Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least October 31, 2005 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended was $23,423 and $6,797, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the aggregated $1,050,551,022 and $439,667,217, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

24

GMO International Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

6.              Principal shareholders and related parties

As of August 31, 2005, 37.5% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.  One of the shareholders was another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 0.1% of the Fund’s shares was held by five related parties comprised of certain GMO employee accounts, and 96.1% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
Class III:	Shares	Amount	Shares	Amount
Shares sold	31,734,646	$851,447,022	39,139,271	$945,516,996
Shares issued to shareholders in reinvestment of distributions	1,615,563	42,279,271	1,411,800	36,147,331
Shares repurchased	(7,383,790)	(202,307,241)	(3,692,772)	(89,846,308)
Net increase (decrease)	25,966,419	$691,419,052	36,858,299	$891,818,019

8.              Subsequent event

On September 16, 2005, shareholders of the Fund holding 99.4% of the Fund’s then outstanding shares requested the redemption of their shares.  On the same day, the Fund transferred assets and liabilities (representing on a net basis 99.4% of the Fund’s net assets) to GMO International Growth Equity Fund in consideration for all of the outstanding shares of GMO International Growth Equity Fund, thereby allowing the Fund to honor the redemption requests by distributing to redeeming shareholders shares of equal value in the GMO International Growth Equity Fund.  The preceding events are hereafter referred to as the Redemption Transaction. The Fund continues to operate in a manner consistent with its operations prior to the Redemption Transaction.

The Redemption Transaction did not result in the recognition of gain or loss to the Fund for tax purposes.

25

GMO International Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

It is expected that the Fund will be treated as being a partnership for tax purposes subsequent to the Redemption Transaction.

On September 9, 2005, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock International Growth Fund in exchange for Class A shares of John Hancock International Growth Fund.  That transaction is subject to shareholder approval. A related filing is currently under review by the Securities and Exchange Commission.

26

GMO International Growth Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO International Growth Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect

27

GMO International Growth Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

28

GMO International Growth Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

29

GMO International Growth Fund
(A Series of GMO Trust)

Proxy Voting Results
August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

30

GMO International Growth Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.69%	$1,000.00	$1,052.00	$3.57
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52

*       Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

31

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.8%
Short-Term Investment(s)	8.5
Preferred Stocks	0.4
Futures	0.0
Forward Currency Contracts	0.0
Other Assets and Liabilities (net)	(3.7)
100.0%

Country Summary	% of Equity Investments*
United Kingdom	23.6%
Japan	22.1
Netherlands	9.7
Germany	7.1
France	5.1
Italy	4.8
Belgium	4.5
Australia	3.2
Sweden	3.0
Spain	2.6
Austria	2.4
Switzerland	2.2
Hong Kong	2.0
Norway	1.6
Finland	1.5
Ireland	1.4
Singapore	1.4
Canada	1.3
Denmark	0.4
Greece	0.1
100.0%

* The table excludes short-term investment(s).

1

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Equity Investments*
Financials	31.9%
Health Care	13.2
Utilities	12.1
Consumer Discretionary	10.0
Energy	9.9
Industrials	7.1
Materials	5.4
Consumer Staples	5.1
Telecommunication Services	3.8
Information Technology	1.5
100.0%

* The table excludes short-term investment(s).

2

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.8%

	Australia — 2.7%
1,079,076	Australia and New Zealand Banking Group Ltd	18,128,293
234,216	Commonwealth Bank of Australia	6,638,652
2,855,188	General Property Trust Units	8,436,991
237,643	Macquarie Bank Ltd	11,388,776
1,470,433	National Australia Bank Ltd	34,840,997
1,200	National Australia Bank Ltd ADR	142,080
797,825	Promina Group Ltd	2,889,293
852,678	Santos Ltd	7,493,478
2,308,105	Stockland	10,343,073
266,960	Suncorp-Metway Ltd	3,987,802
4,991,087	Telstra Corp Ltd	17,656,630
248,218	Woodside Petroleum Ltd	6,187,951
796,598	Woolworths Ltd	9,820,151
		137,954,167

	Austria — 1.7%
69,569	Austrian Airlines *(a)	566,348
62,504	Bank Austria Creditanstalt AG	7,088,831
98,014	Boehler Uddeholm (Bearer)	15,186,436
85,971	Flughafen Wien AG	5,731,995
48,525	Generali Holding Vienna AG (a)	1,750,341
6,379	Mayr-Melnhof Karton AG (Bearer)	894,740
658,035	OMV AG	35,896,553
146,140	RHI AG *(a)	4,658,318
165,095	Voestalpine AG (a)	13,535,850
		85,309,412

	Belgium — 2.4%
22,341	Colruyt SA (a)	2,975,730
81,891	Delhaize Group (a)	4,732,528
1,286,799	Dexia (a)	28,113,620
3,837	Electrabel SA	1,950,478

See accompanying notes to the financial statements.	3

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Belgium — continued
1,592,803	Fortis	45,585,612
237,450	KBC Bancassurance Holding	19,733,075
32,196	Solvay SA	3,508,224
249,974	UCB SA	14,254,908
		120,854,175

	Canada — 2.6%
218,700	BCE Inc	5,724,282
145,200	Canadian Imperial Bank of Commerce	8,562,403
120,000	Canadian National Railway Co	7,918,453
711,800	Canadian Natural Resources	35,060,820
61,500	Canadian Pacific Railway Ltd	2,322,084
401,500	EnCana Corp	19,688,568
51,000	Magna International Inc Class A	3,737,837
245,500	National Bank of Canada	11,867,057
379,000	Petro-Canada	15,325,386
21,000	Quebecor Inc Class B	519,405
248,500	Royal Bank of Canada	16,904,406
102,900	TELUS Corp	3,792,490
		131,423,191

	Denmark — 0.6%
851	AP Moller - Maersk A/S	9,201,866
361	AP Moller - Maersk A/S	3,841,492
318,800	Danske Bank A/S	9,685,911
112,300	Tele Danmark A/S Class B	5,973,428
		28,702,697

	Finland — 2.5%
952,600	Fortum Oyj	18,595,900
254,400	Kesko Oyj Class B (a)	7,270,819
17,400	Kone Oyj *	1,143,085
164,500	Metso Oyj	4,072,896
3,379,800	Nokia Oyj	53,308,260
436,154	Rautaruukki Oyj	8,795,938

4	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Finland — continued
1,508,600	Sampo Oyj Class A	23,846,296
38,100	Stockmann Oyj AB Class A	1,548,649
36,700	Wartsila Oyj Class A	1,086,724
122,600	Wartsila Oyj Class B	3,626,621
90,400	Yit Yhtymae Oyj	3,435,417
		126,730,605

	France — 5.1%
564,627	Arcelor	12,482,928
41,867	Assurances Generales de France	3,659,449
170,512	Axa	4,554,624
775,184	BNP Paribas	56,604,214
33,681	Bongrain SA	2,098,422
317,703	Cie de Saint-Gobain	19,390,991
292,419	France Telecom SA	8,841,044
5,570	Fromageries Bel Vache qui Rit	1,013,588
136,564	Michelin SA Class B	8,336,661
441,095	Peugeot SA	27,522,066
268,247	Sanofi-Aventis	22,971,448
4,123,219	SCOR SA	8,148,061
261,712	Societe Generale	28,376,726
149,170	Total SA	39,347,122
150,374	Vinci SA	13,377,439
		256,724,783

	Germany — 6.7%
90,903	Aareal Bank AG *(a)	3,010,150
62,400	Adidas-Salomon AG	11,199,931
171,722	Allianz AG (Registered)	22,362,168
204,988	Altana AG	11,734,293
116,288	Bankgesellschaft Berlin AG *(a)	474,394
374,842	BASF AG (a)	26,423,691
60,599	Bayer AG	2,147,734
409,758	Bayerische Motoren Werke AG	18,481,097
299,209	Bayerische Vereinsbank *	8,511,089

See accompanying notes to the financial statements.	5

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
286,591	DaimlerChrysler AG (Registered)	14,820,552
228,178	Deutsche Bank AG (Registered)	19,856,447
782,217	E. On AG	74,906,386
83,889	Merck KGaA	7,225,124
1,009	Mobilcom AG	24,938
130,059	Muenchener Rueckversicherungs AG (Registered)	14,631,396
313,720	RWE AG	21,066,621
65,152	Salzgitter AG	2,432,577
401,674	Schering AG	25,526,327
27,049	Schwarz Pharma AG	1,356,798
207,701	Suedzucker AG (a)	4,368,341
757,273	ThyssenKrupp AG (a)	14,543,901
350,116	TUI AG (a)	8,340,941
472,272	Volkswagen AG	24,965,451
		338,410,347

	Hong Kong — 1.7%
842,000	Cheung Kong Holdings Ltd	9,196,848
979,000	Cheung Kong Infrastructure Holdings Ltd	3,092,857
3,318,098	CLP Holdings Ltd	19,382,630
389,000	Guoco Group	3,892,858
2,827,511	Hang Lung Group Co Ltd	5,330,273
739,500	Hong Kong Aircraft Engineering Co Ltd	5,829,896
4,991,469	Hong Kong Electric Holdings Ltd	24,167,068
540,700	Hong Kong Ferry Co Ltd	663,354
162	Jardine Matheson Holdings Ltd	2,697
559,911	Jardine Strategic Holdings Ltd	6,047,039
810,862	Mandarin Oriental International Ltd	773,157
579,500	Swire Pacific Ltd Class A	5,530,477
1,724,400	Yue Yuen Industrial Holdings	5,224,755
		89,133,909

6	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Ireland — 1.2%
911,659	Allied Irish Banks Plc	19,912,944
1,114,562	Bank of Ireland	17,541,598
867,267	CRH Plc	23,610,206
		61,064,748

	Italy — 6.0%
2,607,048	Banca Intesa SPA	12,599,914
1,753,526	Banca Intesa SPA (Savings Shares)	7,829,073
3,996,776	Banca Monte dei Paschi di Siena SPA (a)	15,687,905
832,914	Banca Popolare di Milano	8,485,023
177,773	Banche Popolari Unite Scrl	3,631,652
1,612,520	Capitalia SPA (a)	9,087,026
6,417,188	Enel SPA (a)	57,082,323
4,230,729	ENI SPA	125,440,616
1,113,686	Fiat SPA *(a)	9,856,612
112,908	Fiat SPA (Savings Shares) *	929,722
742,806	Fineco SPA	6,975,268
69,368	Finmeccanica SPA	1,305,615
79,889	Fondiaria - Sai SPA	2,496,787
224,729	Fondiaria - Sai SPA - RNC	5,200,732
588,000	Grassetto SPA *(b) (c)	7,254
350,163	Italcementi SPA - RNC	4,063,226
23,422	Italmobiliare SPA	1,683,092
583,902	Milano Assicurazioni SPA	4,125,285
92,900	Natuzzi SPA ADR	812,875
637,708	Sanpaolo IMI SPA	9,182,125
491,236	SMI (Societa Metallurgica Italy) *	366,774
7,632,284	Telecom Italia Di RISP	20,113,408
		306,962,307

	Japan — 21.3%
153,640	Acom Co Ltd	10,165,562
24,700	Aiful Corp	1,905,735
327,000	AIOI Insurance Co Ltd	1,852,078
175,000	Alps Electric Co Ltd	2,858,954

See accompanying notes to the financial statements.	7

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
812,000	Asahi Kasei Corp	3,823,264
117,500	Autobacs Seven Co Ltd (a)	4,544,658
211,000	Bank of Fukuoka Ltd (a)	1,345,577
1,274,100	Chubu Electric Power Co Inc	31,119,395
216,400	Chugoku Electric Power Co Inc	4,318,477
930,000	Daido Steel Co Ltd	4,710,893
385,100	Daiichi Pharmaceuticals Co Ltd	9,035,261
1,364,000	Daikyo Inc *(a)	5,325,419
160,000	Dainippon Screen Manufacturing Co Ltd	1,131,064
243,300	Daito Trust Construction Co Ltd	10,191,770
156,000	Daiwa House Industry Co Ltd	1,903,008
402,000	Daiwa Kosho Lease Co Ltd	2,306,310
552,500	Eisai Co Ltd	21,026,005
83,600	Electric Power Development Co	2,590,035
128,000	Ezaki Glico Co Ltd	1,051,118
2,488,000	Fuji Heavy Industries Ltd (a)	10,864,596
1,481,000	Furukawa Electric Co Ltd *(a)	7,024,951
832,000	Haseko Corp *(a)	2,339,447
72,300	Hitachi Chemical Co Ltd	1,346,066
380,600	Hokkaido Electric Power	7,957,984
1,603,100	Honda Motor Co Ltd	86,306,902
2,620,000	Isuzu Motors Ltd (a)	8,105,618
2,347,000	Itochu Corp	14,156,617
35,000	Japan Airport Terminal Co Ltd	347,318
1,191	Japan Tobacco Inc	17,278,457
241,000	JFE Holdings Inc	7,034,938
664,000	Joyo Bank	3,639,228
2,293,000	Kajima Corp	9,240,894
506,000	Kamigumi Co Ltd	3,864,349
358,000	Kandenko Co	2,355,688
736,100	Kansai Electric Power Co Inc	15,694,752
1,138,000	Kao Corp	27,097,275
3,810,000	Kawasaki Heavy Industries Ltd (a)	8,216,675
606,000	Kawasaki Kisen Kaisha Ltd (a)	4,003,814
181,000	Keisei Electric Railway Co (a)	941,173
227,000	Kikkoman Corp	2,232,427

8	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
87,000	Kinden Corp	692,811
2,555,000	Kobe Steel Ltd	6,093,032
882,000	Komatsu Ltd	9,857,803
776,200	Kyushu Electric Power Co Inc	17,619,922
839,900	Leopalace21 Corp	15,749,546
488,000	Maeda Corp	2,866,983
129,000	Makita Corp	2,578,069
3,259,000	Marubeni Corp	13,699,053
136,000	Maruichi Steel Tube (a)	3,054,626
319,900	Matsui Securities Co Ltd (a)	3,396,692
2,368,000	Mazda Motor Corp (a)	9,390,332
592,000	Mistsubishi Chemical Corp	1,912,904
1,967,900	Mitsubishi Corp	32,583,844
2,715,000	Mitsubishi Materials Corp	7,920,459
7,888,000	Mitsubishi Motors Corp *(a)	11,523,457
772,000	Mitsubishi Rayon Co Ltd	3,385,882
1,789	Mitsubishi Tokyo Financial Group Inc	18,464,817
1,232,000	Mitsui & Co	13,045,220
837,000	Mitsui Chemicals Inc	4,959,734
445,000	Mitsui Sumitomo Insurance Co Ltd	4,547,397
2,196,000	Mitsui Trust Holding Inc	24,772,888
3,493	Mizuho Financial Group Inc	19,545,538
159,000	Nagase & Co	1,722,129
696,000	Nikko Securities	3,448,712
145,000	Nippo Corp	1,088,705
351	Nippon Building Fund Inc (a)	2,926,614
1,289,000	Nippon Light Metal (a)	3,278,942
1,183,000	Nippon Mining Holdings Inc	8,031,357
2,963,000	Nippon Steel Corp	8,714,245
2,401	Nippon Telegraph & Telephone Corp	10,476,622
1,387,000	Nippon Yusen Kabushiki Kaisha	8,802,502
850,000	Nishimatsu Construction (a)	3,264,194
1,651,200	Nissan Motor Co	17,379,215
283,500	Nissin Food Products Co Ltd	7,386,510
307,000	NSK Ltd	1,668,835
259,000	Obayashi Corp	1,611,340

See accompanying notes to the financial statements.	9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
335,000	Olympus Optical Co Ltd	6,645,807
182,000	Ono Pharmaceutical Co Ltd	9,074,190
32,300	ORIX Corp	5,354,960
5,395,000	Osaka Gas Co Ltd	17,294,804
151,450	Promise Co Ltd	10,332,412
4,824	Resona Holdings Inc *	10,398,406
3,000	Royal Co Ltd	34,540
121,900	Ryosan Co	3,071,508
626,300	Sankyo Co Ltd	12,751,929
5,800	Sankyo Co Ltd Gunma	285,796
312,000	Sharp Corp	4,732,472
1,306,000	Shimizu Corp	7,046,495
331,000	Shizuoka Bank Ltd/The	3,028,210
235,000	Sompo Japan Insurance Inc	2,705,897
171,000	Stanley Electric Co Ltd	2,739,258
1,160,000	Sumitomo Corp	11,041,105
880,000	Sumitomo Heavy Industries Ltd	4,959,893
5,019,000	Sumitomo Metal Industries Ltd	11,622,909
1,558,000	Taiheiyo Cement Corp (a)	5,281,454
2,188,000	Taisei Corp	8,005,502
702,000	Taisho Pharmaceutical Co Ltd	14,049,246
3,119,200	Takeda Pharmaceutical Co Ltd	169,204,564
95,660	Takefuji Corp	6,723,385
288,700	Terumo Corp	8,313,940
834,000	Tohoku Electric Power Co Inc	18,104,502
423,000	Tokuyama Corp	3,717,175
761,300	Tokyo Electric Power Co Inc	18,743,992
2,380,000	Tokyo Gas Co Ltd	8,903,827
201,000	Tokyo Tatemono Co Ltd	1,511,827
856,000	TonenGeneral Sekiyu KK	9,402,733
1,037,000	Ube Industries Ltd	2,531,192
166,000	Wacoal Corp (a)	2,270,832
61,900	Yamada Denki Co Ltd	3,984,109
320,000	Yamato Transport Co Ltd	4,831,063
		1,077,414,617

10	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.0%
751,000	Promet Berhad *(b) (c)	1,991

	Netherlands — 7.7%
5,315,219	ABN Amro Holdings NV	128,014,595
3,024,435	Aegon NV	42,675,001
470,308	Akzo Nobel NV	19,343,979
185,654	Corio NV	10,803,995
122,956	DSM NV	9,549,043
14,210	Gamma Holdings NV	649,742
367,766	Heineken NV	11,891,906
5,040,542	ING Groep NV	147,095,902
171,050	Koninklijke Wessanen NV	2,747,305
410,886	OCE NV	6,204,630
123,107	TNT NV	3,172,318
80,627	Wereldhave NV	8,496,896
		390,645,312

	Norway — 1.2%
74,817	Aker Kvaerner ASA *(a)	2,258,525
1,504,269	DnB NOR ASA	15,908,439
317,337	Norsk Hydro ASA	34,123,243
114,154	Orkla ASA	4,587,762
181,600	Yara International ASA	3,035,575
		59,913,544

	Singapore — 1.0%
3,895,000	Capitaland Ltd	6,792,102
3,387,249	ComfortDelgro Corp Ltd	2,914,263
1,791,000	DBS Group Holdings Ltd	16,692,035
577,000	Fraser & Neave Ltd	5,751,642
379,193	Haw Par Corp Ltd	1,140,962
778,104	Hotel Properties Ltd	696,800
213,000	Keppel Corp Ltd	1,478,421
1,538,000	Overseas Chinese Town Group	5,737,019
2,306,100	Sembcorp Industrie	3,871,066

See accompanying notes to the financial statements.	11

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued
154,000	Singapore Land Ltd	492,397
1,232,370	Singapore Telecommunications	1,896,010
2,037,201	Straits Trading Co Ltd	2,926,349
1,301,960	United Industrial Corp Ltd	823,142
		51,212,208

	Spain — 3.0%
37,490	Acciona SA	4,201,340
219,187	ACS Actividades de Construccion y Servicios SA	6,601,733
1,994,417	Endesa SA	45,116,937
36,548	Fomento de Construcciones y Contratas SA	2,107,540
398,443	Gas Natural SDG SA	11,872,873
1,186,413	Iberdrola SA	30,639,019
87,372	Metrovacesa SA	5,927,246
1,194,708	Repsol YPF SA	35,416,319
343,304	Sacyr Vallehermoso SA	8,825,054
		150,708,061

	Sweden — 2.3%
164,700	Atlas Copco AB A Shares	2,860,337
211,200	Electrolux AB	4,759,884
935,000	Hennes & Mauritz AB Class B	32,685,479
290,400	Holmen AB Class B (a)	8,714,179
3,110,400	Nordea AB	30,241,897
208,600	Securitas AB	3,394,120
669,500	Skandia Forsakrings AB	3,661,149
1,479,100	Swedish Match AB	18,843,488
934,400	Tele2 AB Class B (a)	10,265,767
		115,426,300

	Switzerland — 2.0%
4,337	Banque Cantonale Vaudoise	1,175,198
500,030	Credit Suisse Group	21,794,506
16,901	Pargesa Holding AG B Shares	1,380,667
34,362	Swiss Life Holding	4,810,990

12	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
53,079	Swisscom AG (Registered) (a)	17,889,286
11,935	Valora Holding AG *	2,226,478
304,491	Zurich Financial Services AG *	54,033,908
		103,311,033

	United Kingdom — 23.1%
585,774	Alliance & Leicester Plc	9,116,928
306,348	Arriva Plc	3,128,319
1,305,249	AstraZeneca Plc	59,935,132
2,526,170	Aviva Plc	27,992,666
3,707,041	Barclays Plc	37,095,212
1,159,300	Barratt Developments Plc	14,788,974
1,009,151	BBA Group Plc	5,575,683
249,650	Berkeley Group Holdings *	3,912,124
1,810,512	Boots Group Plc	20,192,959
718,170	British American Tobacco Plc	14,488,748
511,082	British Energy Plc (Deferred Shares) *(c)	—
14,777,730	BT Group Plc	57,503,107
837,944	Cable & Wireless Plc	2,291,610
1,868,518	Cadbury Schweppes Plc	18,501,310
6,157,107	Centrica Plc	27,783,290
3,266,310	Cobham Group Plc	8,174,329
546,167	Diageo Plc	7,826,565
5,987,587	Dixons Group Plc	16,393,204
1,237,509	Friends Provident Plc	3,887,161
645,047	Gallaher Group Plc	9,853,167
10,059,823	GlaxoSmithKline Plc	243,848,842
809,851	GUS Plc	13,322,554
762,603	Hanson Plc	7,977,558
5,781,847	HBOS Plc	90,928,210
937,773	IMI Plc	7,480,697
1,149,347	Imperial Tobacco Group Plc	31,969,996
111,171	Inchcape Plc	4,161,717
1,637,036	J Sainsbury Plc	8,386,750
2,869,568	Kingfisher Plc	13,055,180
10,774,360	Lloyds TSB Group Plc	88,970,130

See accompanying notes to the financial statements.	13

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
3,068,164	National Grid Transco Plc	29,138,050
653,601	Next Plc	17,836,979
2,714,847	Northern Foods Plc	7,434,842
514,656	Northern Rock Plc	7,530,410
234,323	Provident Financial Plc	2,711,570
3,223,812	Royal & Sun Alliance Insurance Group	5,406,350
347,025	Royal Bank of Scotland Group	10,173,745
1,988,406	Royal Dutch Shell Plc Class A (a)	64,859,871
1,218,072	Royal Dutch Shell Plc Class B	41,302,198
2,309,718	Scottish & Southern Energy Plc	41,155,651
2,519,451	Scottish Power Plc	22,858,772
730,848	Smith WH Plc	4,874,877
523,771	Tate & Lyle Plc	4,360,581
1,751,369	Taylor Woodrow Plc	10,132,730
523,973	United Utilities Plc	6,061,963
6,762,873	Vodafone Group Plc	18,515,832
1,557,377	Wimpey (George) Plc	11,547,702
362,327	Wolseley Plc	7,394,363
		1,171,838,608

	TOTAL COMMON STOCKS (COST $4,021,733,382)	4,803,742,015

	PREFERRED STOCKS — 0.4%

	Germany — 0.3%
72,631	RWE AG 3.36%	4,233,256
9,000	Villeroy & Boch AG (Non Voting) 4.00%	145,175
296,347	Volkswagen AG 3.96%	11,769,940
		16,148,371

	Italy — 0.1%
107,179	Fiat SPA *	840,473
330,595	IFI Istituto Finanziario Industries *	5,315,004
		6,155,477

	TOTAL PREFERRED STOCKS (COST $18,820,377)	22,303,848

14	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 8.5%

	Cash Equivalents — 8.1%
233,400,000	Dresdner Bank Time Deposit, 3.56% due 09/01/05	233,400,000
178,576,040	The Boston Global Investment Trust (d)	178,576,040
		411,976,040

	U.S. Government — 0.4%
20,900,000	U.S. Treasury Bill, 3.64%, due 02/23/06 (e) (f)	20,539,266

	TOTAL SHORT-TERM INVESTMENT(S) (COST $432,505,718)	432,515,306

	TOTAL INVESTMENTS — 103.7%
	(Cost $4,473,059,477)	5,258,561,169

	Other Assets and Liabilities (net) — (3.7%)	(190,586,562)

	TOTAL NET ASSETS — 100.0%	$5,067,974,607

Notes to Schedule of Investments:

ADR - American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(d)	Investment of security lending collateral (Note 2).
(e)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
(f)	Rate shown represents yield-to-maturity.

As of August 31, 2005, 89.7% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

See accompanying notes to the financial statements.	15

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Currency Abbreviation

AUD – Australian Dollar	GBP – British Pound
CAD – Canadian Dollar	HKD – Hong Kong Dollar
CHF – Swiss Franc	JPY – Japanese Yen
DKK – Danish Krone	NOK – Norwegian Krone
EUR – Euro	SEK – Swedish Krona
SGD – Singapore Dollar

16	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement				Appreciation/
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

11/29/05	CAD	7,650,795	$6,455,583	$97,833
11/29/05	CHF	214,185,830	171,502,925	1,323,630
11/29/05	JPY	37,188,593,673	337,772,706	(4,754,024)
11/29/05	NOK	1,035,425,488	162,714,144	3,199,904
11/29/05	SEK	1,249,824,215	165,493,673	1,269,296
11/29/05	SGD	47,776,510	28,482,648	(323,337)
				$813,302

Sales

11/29/05	AUD	52,842,895	$39,527,472	$203,135
11/29/05	DKK	141,173,848	23,376,159	(135,120)
11/29/05	EUR	216,855,016	267,818,619	(1,441,972)
11/29/05	GBP	161,331,574	289,707,733	663,449
11/29/05	HKD	506,828,217	65,222,729	841
11/29/05	JPY	1,112,300,000	10,102,683	(62,796)
				$(772,463)

See accompanying notes to the financial statements.	17

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

133	CAC 40	September 2005	$7,225,355	$(151,334)
553	DAX	September 2005	82,542,040	2,070,538
16	Hang Seng	September 2005	1,533,368	2,244
19	IBEX 35	September 2005	2,351,179	(28,853)
917	MSCI Singapore	September 2005	29,415,986	(86,734)
137	OMXS30	September 2005	1,540,385	(28,916)
392	S&P / MIB	September 2005	81,065,193	2,722,864
65	SPI 200	September 2005	5,442,852	(22,306)
900	TSE TOPIX	September 2005	103,302,015	9,015,431
				$13,492,934

Sales

410	FTSE 100	September 2005	$39,134,630	$(1,643,288)
989	S&P Toronto 60	September 2005	100,045,592	(7,811,177)
				$(9,454,465)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

18	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities —  August 31, 2005 (Unaudited)

Assets:
Investments, at value, including securities on loan of $170,228,374 (cost $4,473,059,477) (Note 2)	$5,258,561,169
Cash	12,688
Foreign currency, at value (cost $4,050,818) (Note 2)	4,056,531
Receivable for Fund shares sold	61,517,796
Dividends and interest receivable	14,498,780
Foreign taxes receivable	1,732,481
Unrealized appreciation on open forward currency contracts	6,758,088
Receivable for variation margin on open futures contracts (Note 2)	13,303
Receivable for expenses reimbursed by Manager (Note 3)	208,227

Total assets	5,347,359,063

Liabilities:
Payable upon return of securities loaned (Note 2)	178,576,040
Payable for Fund shares repurchased	90,730,076
Payable to affiliate for (Note 3):
Management fee	2,289,996
Shareholder service fee	526,260
Administration fee - Class M	3,672
Trustees and Chief Compliance Officer fees	5,633
Payable for 12b-1 fee - Class M	8,959
Unrealized depreciation on open forward currency contracts (Note 2)	6,717,249
Accrued expenses	526,571

Total liabilities	279,384,456
Net assets	$5,067,974,607

Net assets consist of:
Paid-in capital	$4,073,957,173
Accumulated undistributed net investment income	70,669,305
Accumulated net realized gain	133,717,851
Net unrealized appreciation	789,630,278
$5,067,974,607

See accompanying notes to the financial statements.	19

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities —  August 31, 2005 (Unaudited ) — (Continued)

Net assets attributable to:
Class II shares	$343,497,812
Class III shares	$ 2,233,284,628
Class IV shares	$ 2,469,353,819
Class M shares	$21,838,348

Shares outstanding:
Class II	11,598,311
Class III	74,892,336
Class IV	82,828,860
Class M	739,587

Net asset value per share:
Class II	$29.62
Class III	$29.82
Class IV	$29.81
Class M	$29.53

20	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $10,735,693)	$ 99,572,978
Interest (including securities lending income of $2,188,865)	6,484,248

Total investment income	106,057,226

Expenses:
Management fee (Note 3)	12,502,954
Shareholder service fee (Note 3) - Class II	321,771
Shareholder service fee (Note 3) - Class III	1,527,908
Shareholder service fee (Note 3) - Class IV	1,026,479
12b-1 fee (Note 3) - Class M	24,913
Administration fee (Note 3) - Class M	19,930
Custodian and fund accounting agent fees	957,076
Transfer agent fees	37,628
Audit and tax fees	35,880
Legal fees	46,396
Trustees fees and related expenses (Note 3)	35,451
Registration fees	26,772
Miscellaneous	65,853
Total expenses	16,629,011
Fees and expenses reimbursed by Manager (Note 3)	(1,138,960)
Net expenses	15,490,051

Net investment income (loss)	90,567,175

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	151,774,226
Closed futures contracts	2,710,864
Foreign currency, forward contracts and foreign currency related transactions	(15,615,720)

Net realized gain (loss)	138,869,370

Change in net unrealized appreciation (depreciation) on:
Investments	(30,588,067)
Open futures contracts	2,488,330
Foreign currency, forward contracts and foreign currency related transactions	(5,182,822)

Net unrealized gain (loss)	(33,282,559)

Net realized and unrealized gain (loss)	105,586,811

Net increase (decrease) in net assets resulting from operations	$196,153,986

See accompanying notes to the financial statements.	21

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$90,567,175	$63,901,035
Net realized gain (loss)	138,869,370	201,214,536
Change in net unrealized appreciation (depreciation)	(33,282,559)	419,859,759
Net increase (decrease) in net assets from operations	196,153,986	684,975,330

Distributions to shareholders from:
Net investment income
Class II	(569,796)	(4,280,990)
Class III	(3,773,561)	(35,499,046)
Class IV	(4,585,959)	(41,320,160)
Class M	(31,067)	(300,026)
Total distributions from net investment income	(8,960,383)	(81,400,222)
Net realized gains
Class II	(4,394,005)	(306,128)
Class III	(28,550,902)	(2,370,968)
Class IV	(32,838,746)	(2,783,896)
Class M	(289,719)	(22,496)
Total distributions from net realized gains	(66,073,372)	(5,483,488)

	(75,033,755)	(86,883,710)
Net share transactions (Note 7):
Class II	102,170,957	115,923,125
Class III	380,634,239	196,107,018
Class IV	212,512,270	1,022,324,690
Class M	3,021,920	8,573,018
Increase (decrease) in net assets resulting from net share transactions	698,339,386	1,342,927,851

Total increase (decrease) in net assets	819,459,617	1,941,019,471

Net assets:
Beginning of period	4,248,514,990	2,307,495,519
End of period (including accumulated undistributed net investment income of $70,669,305 and distributions in excess of net investment income of $10,937,487, respectively)	$5,067,974,607	$4,248,514,990

22	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class II share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$29.04		$24.18	$16.04	$17.41	$20.30	$20.85

Income from investment operations:
Net investment income†	0.54		0.49	0.44	0.37	0.28	0.40
Net realized and unrealized gain (loss)	0.49		5.07	8.31	(1.05)	(2.44)	1.11

Total from investment operations	1.03		5.56	8.75	(0.68)	(2.16)	1.51

Less distributions to shareholders:
From net investment income	(0.05)		(0.66)	(0.61)	(0.69)	(0.73)	(0.22)
From net realized gains	(0.40)		(0.04)	—	—	—	(1.84)

Total distributions	(0.45)		(0.70)	(0.61)	(0.69)	(0.73)	(2.06)

Net asset value, end of period	$29.62		$29.04	$24.18	$16.04	$17.41	$20.30
Total Return(a)	3.66	%**	23.17%	54.99%	(4.11)%	(10.71)%	7.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$343,498		$231,695	$85,625	$67,896	$42,495	$15,284
Net expenses to average daily net assets	0.76	%*	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income to average daily net assets	1.90	%**(b)	1.88%	2.15%	2.06%	1.56%	1.88%
Portfolio turnover rate	18	%**	46%	44%	51%	51%	31%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.07%	0.09%	0.10%	0.10%	0.08%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	23

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$29.23		$24.32	$16.13	$17.50	$20.37	$20.91

Income from investment operations:
Net investment income†	0.57		0.59	0.45	0.40	0.44	0.44
Net realized and unrealized gain (loss)	0.47		5.02	8.36	(1.08)	(2.59)	1.09

Total from investment operations	1.04		5.61	8.81	(0.68)	(2.15)	1.53

Less distributions to shareholders:
From net investment income	(0.05)		(0.66)	(0.62)	(0.69)	(0.72)	(0.23)
From net realized gains	(0.40)		(0.04)	—	—	—	(1.84)

Total distributions	(0.45)		(0.70)	(0.62)	(0.69)	(0.72)	(2.07)
Net asset value, end of period	$29.82		$29.23	$24.32	$16.13	$17.50	$20.37
Total Return(a)	3.67	%**	23.28%	55.05%	(4.05)%	(10.60)%	7.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,233,285		$1,804,485	$1,350,850	$845,997	$1,053,104	$1,280,603
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	1.98	%**(b)	2.30%	2.22%	2.26%	2.37%	2.07%
Portfolio turnover rate	18	%**	46%	44%	51%	51%	31%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.07%	0.09%	0.10%	0.10%	0.08%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

24	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class IV share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$29.22		$24.31	$16.12	$17.50	$20.37	$20.90

Income from investment operations:
Net investment income†	0.57		0.54	0.43	0.38	0.36	0.50
Net realized and unrealized gain (loss)	0.48		5.09	8.39	(1.05)	(2.49)	1.05

Total from investment operations	1.05		5.63	8.82	(0.67)	(2.13)	1.55

Less distributions to shareholders:
From net investment income	(0.06)		(0.68)	(0.63)	(0.71)	(0.74)	(0.24)
From net realized gains	(0.40)		(0.04)	—	—	—	(1.84)

Total distributions	(0.46)		(0.72)	(0.63)	(0.71)	(0.74)	(2.08)
Net asset value, end of period	$29.81		$29.22	$24.31	$16.12	$17.50	$20.37
Total Return(a)	3.68	%**	23.37%	55.15%	(4.02)%	(10.52)%	7.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,469,354		$2,193,988	$863,612	$334,240	$248,579	$155,558
Net expenses to average daily net assets	0.63	%*	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income to average daily net assets	1.98	%**(b)	2.06%	2.08%	2.13%	1.97%	2.34%
Portfolio turnover rate	18	%**	46%	44%	51%	51%	31%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.07%	0.09%	0.10%	0.10%	0.08%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	25

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class M share outstanding throughout each period)

	Six Months Ended
	August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004(a)
Net asset value, beginning of period	$28.98		$24.15	$20.92

Income from investment operations:
Net investment income†	0.51		0.44	0.01
Net realized and unrealized gain	0.48		5.04	3.73

Total from investment operations	0.99		5.48	3.74

Less distributions to shareholders:
From net investment income	(0.04)		(0.61)	(0.51)
From net realized gains	(0.40)		(0.04)	—

Total distributions	(0.44)		(0.65)	(0.51)
Net asset value, end of period	$29.53		$28.98	$24.15
Total Return(b)	3.53	%**	22.88%	18.06	%**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,838		$18,347	$ 7,408
Net expenses to average daily net assets	0.99	%*	0.99%	0.99	%*
Net investment income to average daily net assets	1.80	%**(c)	1.72%	0.12	%*
Portfolio turnover rate	18	%**	46%	44	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.07%	0.09	%*

(a)	Period from October 2, 2003 (commencement of operations) to February 29, 2004.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)

The ratio for the six months ended August 31, 2005, has not been annualized since the Fund believes it would not be appropriate because the Fund’s dividend income is not earned ratably throughout the fiscal year.

†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.
*	Annualized.
**	Not annualized.

26	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO International Intrinsic Value Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in equity securities of non-U.S. issuers.  The Fund’s benchmark is the S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Value Style Index.

Throughout the six months ended August 31, 2005, the Fund had four classes of shares outstanding: Class II, Class III, Class IV and Class M.  Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3).  The principal economic difference among the classes of shares is the level of fees borne by the classes.  Eligibility for and automatic conversion among the various classes of shares, except Class M, is generally based on the total amount of assets invested in the Fund or with GMO, as more fully outlined in the Fund’s prospectus.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events

27

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund

28

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The

29

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis.  Payment and delivery may take place a month or more after the date of the transaction.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.  As of August 31, 2005, the Fund did not hold any delayed delivery commitments.

30

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $3,023,858 and $834,993, respectively.  As of August 31, 2005, the Fund had loaned securities having a market value of $170,228,374 collateralized by cash in the amount of $178,576,040 which was invested in a short-term instrument.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income, if any, and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

31

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$4,477,501,117	$799,804,558	$(18,744,506)	$781,060,052

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating activity

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class.  Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class’s operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

32

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.  Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental there to.   This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees (Class II, Class III and Class IV only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $24,871 and $16,657, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $1,406,269,187 and $801,915,988, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

33

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

6.     Principal shareholders and related party

As of August 31, 2005, 12.3% of the outstanding shares of the Fund was held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2005, 0.5% of the Fund’s shares was held by nineteen related parties comprised of certain GMO employee accounts, and 57.9% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class II:
Shares sold	4,343,078	$122,879,815	6,377,984	$168,794,136
Shares issued to shareholders in reinvestment of distributions	163,853	4,561,642	144,228	3,997,525
Shares repurchased	(886,197)	(25,270,500)	(2,085,668)	(56,868,536)
Net increase (decrease)	3,620,734	$102,170,957	4,436,544	$115,923,125

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	23,431,747	$677,757,341	28,163,066	$756,569,217
Shares issued to shareholders in reinvestment of distributions	1,097,867	30,762,204	1,025,850	28,475,859
Shares repurchased	(11,369,448)	(327,885,306)	(22,996,855)	(588,938,058)
Net increase (decrease)	13,160,166	$380,634,239	6,192,061	$196,107,018

34

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class IV:
Shares sold	16,517,518	$472,498,324	45,473,301	$1,175,551,297
Shares issued to shareholders in reinvestment of distributions	1,299,384	36,395,745	1,351,198	37,496,919
Shares repurchased	(10,078,508)	(296,381,799)	(7,251,746)	(190,723,526)
Net increase (decrease)	7,738,394	$212,512,270	39,572,753	$1,022,324,690

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Amount	Shares	Amount
Class M:
Shares sold	150,394	$4,272,971	357,710	$9,318,333
Shares issued to shareholders in reinvestment of distributions	11,555	320,786	11,712	322,522
Shares repurchased	(55,417)	(1,571,837)	(43,165)	(1,067,837)
Net increase (decrease)	106,532	$3,021,920	326,257	$8,573,018

35

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO International Intrinsic Value Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

36

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

37

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

38

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
71,599,608	1,027,769	2,255,285	1,899,868

39

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *

Class II
1) Actual	0.76%	$1,000.00	$1,036.60	$3.90
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

Class III
1) Actual	0.69%	$1,000.00	$1,036.70	$3.54
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52

Class IV
1) Actual	0.63%	$1,000.00	$1,036.80	$3.23
2) Hypothetical	0.63%	$1,000.00	$1,022.03	$3.21

Class M
1) Actual	0.99%	$1,000.00	$1,035.30	$5.08
2) Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04

*      Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 in the year.

41

GMO International Small Companies Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2005 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.7%
Short-Term Investment(s)	13.0
Preferred Stocks	3.0
Forward Currency Contracts	0.1
Futures	0.1
Rights and Warrants	0.0
Other Assets and Liabilities (net)	(10.9)
100.0%

Country Summary	% of Equity Investments*
Japan	22.2%
United Kingdom	20.4
Germany	8.9
Italy	4.4
Netherlands	4.3
France	4.0
Australia	3.9
Canada	3.9
Finland	3.1
Sweden	2.8
Singapore	2.7
South Korea	2.3
Austria	2.2
Spain	2.1
Ireland	2.0
Taiwan	1.8
Hong Kong	1.6
Switzerland	1.5
Belgium	1.1
Brazil	1.1
South Africa	0.8
Denmark	0.7
Mexico	0.4
China	0.4
Turkey	0.3
Malaysia	0.2
Poland	0.2
Philippines	0.2
Indonesia	0.1
Argentina	0.1
Greece	0.1
United States	0.1
Norway	0.1
100.0%

* The table excludes short-term investment(s).

1

GMO International Small Companies Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2005 (Unaudited)

Industry Sector Summary	% of Equity Investments*
Industrials	22.1%
Financials	18.8
Consumer Discretionary	18.7
Materials	11.0
Consumer Staples	8.2
Health Care	6.5
Information Technology	6.2
Energy	3.8
Utilities	2.9
Telecommunication Services	1.8
100.0%

* The table excludes short-term investment(s).

2

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.7%

	Argentina — 0.1%
7,600	Tenaris SA ADR	870,048

	Australia — 3.8%
216,169	Alintagas Ltd	1,800,363
43,248	Aristocrat Leisure Ltd	412,194
94,063	Australian Stock Exchange Ltd	1,895,855
272,182	Babcock & Brown Infrastructure Group	349,199
177,504	Billabong International Ltd	1,745,409
263,510	Boral Ltd	1,455,168
242,606	Centennial Coal Co Ltd	980,808
1,007,262	CFS Gandel Retail Trust	1,349,432
93,307	Cochlear Ltd	2,973,455
1,885,929	Commonwealth Property Office Fund	1,813,507
409,929	Computershare Ltd	2,090,206
100,021	Consolidated Minerals Ltd	312,902
969,645	CSR Ltd	1,974,346
2,895,911	DB RREEF Trust	2,996,222
60,071	Foodland Associated Ltd	1,222,122
201,734	Gunns Ltd	460,735
189,341	Healthscope Ltd	805,214
1,836,163	Investa Property Group (a)	2,863,781
468,652	Lion Nathan Ltd	2,858,251
968,487	MacQuarie Goodman Group	3,129,311
906,845	Mirvac Group Ltd	2,624,958
1,642,278	Oil Search Ltd (a)	4,525,365
7,798	Perpetual Trustees Australia Ltd	361,706
512,233	Promina Group Ltd	1,855,033
52,231	SFE Corp NPV	458,246
53,181	Worleyparsons Ltd	385,106
286,718	Zinifex Ltd *	857,822
		44,556,716

See accompanying notes to the financial statements.	3

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Austria — 2.1%
22,166	Andritz AG	2,119,530
76,675	Austrian Airlines *(a)	624,197
25,405	Betandwin.com Interactive *(a)	1,962,768
45,261	Boehler Uddeholm (Bearer)	7,012,807
49,433	Flughafen Wien AG	3,295,876
10,733	Mayr-Melnhof Karton AG (Bearer)	1,505,447
63,248	RHI AG *(a)	2,016,076
72,997	Voestalpine AG (a)	5,984,896
		24,521,597

	Belgium — 1.1%
29,245	AGFA-Gevaert NV	765,908
28,523	CMB Cie Maritime Belge	917,468
4,721	Cofinimmo SA	757,509
22,124	Colruyt SA	2,946,827
8,473	Delhaize Group	489,660
28,089	Euronav SA (a)	920,270
15,914	Sofina SA	1,290,093
50,136	Tessenderlo Chemie	1,770,622
31,347	Umicore	2,998,584
		12,856,941

	Brazil — 0.3%
34,000	Compania de Concessoes Rodoviarias	810,692
10,689,516	Compania Saneamento Basico SAO PA	671,167
55,468,000	Electrobas (Centro)	767,186
53,244	Tele Centro Oeste Celular Participacoes SA	515,046
24,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,073,280
		3,837,371

	Canada — 3.8%
70,200	Ace Aviation Holdings Inc Class A *	2,147,899
93,700	Alimentation Couche Tard Inc *	1,586,597
30,000	Bonavista Energy Trust	869,382
13,000	Calfrac Well Services Ltd	415,610
58,284	Canadian Tire Corp Class A	2,926,352

4	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
25,800	Canadian Utilities Class A	827,217
17,300	CCS Income Trust	480,794
14,400	Cryptologic Inc	260,329
38,844	Dofasco Inc	1,380,916
36,300	Duvernay Oil Corp *	1,181,917
32,400	FNX Mining Co Inc *	372,844
42,000	Fording Canadian Coal Trust	1,731,233
151,802	Hudson’s Bay Co	1,749,422
22,900	Kereco Energy Ltd *	304,806
14,300	Mega Bloks Inc *	301,167
57,700	Metro Inc Class A	1,662,390
96,966	Onex Corp	1,649,251
71,800	Opti CDA Inc *	2,202,298
28,000	Precision Drilling Corp *	1,313,138
28,500	Primewest Energy Trust	805,265
212,671	Quebecor Inc Class B	5,260,116
126,456	Quebecor World Inc	2,445,920
50,200	Real Resources Inc *	1,057,243
8,700	Ritchie Brothers Auctioneers	362,863
151,400	RONA Inc *	3,073,788
93,910	Sears Canada Inc (a)	2,373,363
9,700	SNC — Lavalin Group Inc	556,072
47,004	Sobeys Inc	1,531,624
28,700	Total Energy Trust Ltd	340,904
44,400	Trican Well Service Ltd *	1,484,925
58,200	Western Oil Sands Inc Class A *	1,439,004
		44,094,649

	China — 0.4%
760,000	Angang New Steel Co Class H	384,369
4,082,992	China Petroleum & Chemical Corp Class H	1,824,137
24,000	China Telecom Corp Ltd ADR	903,360
1,091,500	China Telecom Corp Ltd Class H	409,808
1,064,000	Sinopec Shanghai Petrochemical Co Ltd Class H	379,166
295,999	Weiqiao Textile Co	388,400
		4,289,240

See accompanying notes to the financial statements.	5

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.7%
35,598	Coloplast A/S	2,126,666
15,153	DSV A/S	1,568,541
284,499	GN Store Nord A/S	3,730,849
2,625	Kobenhavns Lufthavne AS	639,244
		8,065,300

	Finland — 3.0%
93,502	Amer Group Class A	1,713,217
58,176	Elcoteq Network Corp (a)	1,201,258
2,286	Finnair Oyj Class A	26,303
127,703	Kemira Oyj	1,797,992
168,679	Kesko Oyj Class B (a)	4,820,890
398,819	M-real Oyj Class B (a)	2,178,579
74,640	Nokian Renkaat Oyj	1,588,678
204,629	OKO Bank	3,222,383
209,748	Orion Oyj Class B (a)	4,442,497
400,364	Pohjola Group Plc Class D	5,728,984
336,939	Rautaruukki Oyj	6,795,065
700	Stockmann Oyj AB Class A	28,453
1,550	Wartsila Oyj Class A	45,897
43,700	Yit Yhtymae Oyj	1,660,705
		35,250,901

	France — 3.9%
127,349	Alstom *	5,278,911
65,742	Business Objects SA *	2,188,919
13,185	Eiffage SA	1,248,599
16,172	Eurazeo	1,677,094
485,669	Havas SA (a)	2,659,535
36,459	Neopost SA	3,379,321
87,994	Pagesjaunes Groupe SA	2,284,998
132,648	Publicis Groupe	4,415,415
37,363	Remy Cointreau SA (a)	1,731,751
1,920,475	SCOR SA	3,795,129
46,888	Soitec *(a)	753,348
19,003	Ubisoft Entertainment SA *	977,702

6	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	France — continued
10,799	Vallourec	4,537,630
17,321	Wendel Investissement	1,560,908
148,555	Zodiac SA	8,316,237
		44,805,497

	Germany — 7.3%
137,395	Aareal Bank AG *	4,549,679
81,857	Bankgesellschaft Berlin AG *	333,934
39,440	Bilfinger & Berger AG	2,038,009
347,213	Depfa Bank Plc	5,889,604
2,340	Deutsche Wohnen AG	551,321
114,593	Hannover Rueckversicherungs AG (Registered) (a)	4,139,752
202,223	Hochtief AG (a)	8,275,609
50,154	Hypo Real Estate Holding AG	2,474,170
18,691	IKB Deutsche Industriebank AG (a)	581,933
21,043	IVG Immobilien AG	447,688
69,718	IWKA AG	1,658,922
17,360	K&S AG	1,091,609
156,921	KarstadtQuelle AG *(a)	2,101,670
75,119	MAN AG	3,797,348
155,560	Merck KGaA	13,397,945
57,629	Mobilcom AG (a)	1,424,327
26,772	Norddeutsche Affinerie AG	604,523
68,350	Rheinmetall AG	4,074,869
174,333	Salzgitter AG (a)	6,509,061
105,906	Schwarz Pharma AG	5,312,326
39,673	Stada Arzneimittel AG	1,385,758
179,547	Suedzucker AG (a)	3,776,209
45,194	Techem AG *	1,962,277
335,528	TUI AG (a)	7,993,406
712,173	WCM Beteiligungs & Grundbesitz *	378,944
		84,750,893

	Greece — 0.1%
21,043	Tsakos Energy Navigation Ltd	816,048

See accompanying notes to the financial statements.	7

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.6%
381,000	Asia Satellite Telecommunications Holdings Ltd	730,747
6,862,000	Chaoda Modern Agriculture	2,662,368
334,800	Dah Sing Financial Services	2,205,446
4,254,000	First Pacific Co *	1,457,219
3,021,331	Giordano International Ltd	2,027,633
190,000	Guoco Group	1,901,396
1,285,000	Hang Lung Group Co Ltd	2,422,413
1,113,600	HKR International Ltd	745,266
307,000	Kingboard Chemical Holdings Ltd	722,419
458,000	Noble Group Ltd	393,910
242,000	Orient Overseas International Ltd	970,167
989,000	Shun Tak Holdings Ltd	889,936
192,000	Television Broadcasts Ltd	1,065,438
		18,194,358

	Indonesia — 0.1%
703,815	Astra International Tbk PT	697,832
9,008,000	Bumi Resources Tbk PT	683,905
1,844,000	Indah Kiat Pulp & Paper *	172,983
		1,554,720

	Ireland — 1.9%
375,097	DCC Plc	8,380,162
337,027	Eircom Group Plc	782,642
1,881,721	Fyffes Plc	5,907,004
163,893	Grafton Group Plc	1,731,313
96,172	Kerry Group Plc	2,351,081
214,802	Kingspan Group Plc	2,729,460
20,702	Paddy Power	388,028
		22,269,690

	Italy — 3.6%
85,600	Aedes	695,270
1,049,111	AEM SPA (a)	2,233,424
193,764	Banca Popolare di Lodi	1,904,078
266,505	Banca Popolare di Milano	2,714,928

8	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
52,997	Benetton Group SPA (a)	521,993
101,712	Buzzi Unicem SPA	1,605,606
120,912	Campari	989,558
40,429	Datamat	477,704
152,093	ERG SPA	3,518,459
218,428	Fineco SPA	2,051,133
88,419	Fondiaria - Sai SPA - RNC	2,046,214
102,000	Fornara & Co SPA *(b) (c)	—
186,906	Gemina SPA	437,514
213,400	Grassetto SPA *(b) (c)	2,633
506,840	IFIL SPA	2,293,058
497,335	Impregilo SPA *	2,068,073
134,019	Italcementi SPA (a)	2,175,864
362,996	Italcementi SPA - RNC	4,212,137
35,710	Italmobiliare SPA - RNC	1,972,679
18,879	Lottomatica SPA	715,624
48,598	Marzotto (Gaetano&figli) SPA	263,654
277,957	Milano Assicurazioni SPA	1,963,774
311,719	RCS MediaGroup SPA (a)	2,167,116
148,787	Recordati Aor Post Fraz	1,137,072
58,330	Risanamento SPA	234,969
3,792,582	Seat Pagine Gialle *	1,621,710
33,089	Snai SPA *	413,093
964,517	Telecom Italia Media SPA *(a)	531,658
182,606	Tiscali SPA *(a)	553,606
		41,522,601

	Japan — 21.7%
183,200	Aderans Co Ltd	4,274,443
108,000	Alps Electric Co Ltd	1,764,383
600	Aoyama Trading Co Ltd	16,366
33,800	Autobacs Seven Co Ltd (a)	1,307,314
113,000	Bank of Kyoto (a)	1,001,554
127,000	Bosch Automotive Systems Corp (a)	680,707
262,000	BSL Corp (a)	598,194
143,000	Calsonic Kansei Corp (a)	843,985

See accompanying notes to the financial statements.	9

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
128,000	Central Glass Co Ltd	802,326
158,000	Chiyoda Corp	2,329,307
1,000	Chudenko Corp	16,301
94,900	Coca-Cola West Japan Co Ltd	2,159,069
148,000	Cosmo Oil Co Ltd	737,836
431,000	Daicel Chemical Industries Ltd	2,600,945
791,000	Daido Steel Co Ltd	4,006,792
118,800	Daiei Inc *(a)	2,231,584
113,000	Daifuku	1,360,797
17,000	Daiichikosho Co Ltd	345,308
262,000	Daikyo Inc *(a)	1,022,918
1,694,000	Dainippon Ink and Chemicals Inc	5,326,818
544,000	Dainippon Pharmaceutical Co Ltd	6,569,126
293,000	Dainippon Screen Manufacturing Co Ltd	2,071,261
120,000	Denki Kagaku Kogyo	473,055
157,000	Denki Kogyo Co Ltd (a)	1,091,681
127,000	Dodwell BMS Ltd (a)	823,330
559,000	Fuji Electric Holdings Co Ltd	2,090,907
202,000	Furukawa Electric Co Ltd	958,163
118,100	Futaba Industrial Co Ltd (a)	2,316,567
48,000	Global Media Online Inc (a)	885,191
57,100	H.I.S. Co Ltd	1,219,617
225,000	Hanwa Co Ltd	878,104
1,614,900	Haseko Corp *(a)	4,540,832
84,000	Hisamitsu Pharmaceutical Co Inc	2,223,763
1,685,000	Hitachi Zosen Corp *(a)	2,399,363
31,000	Horiba Ltd (a)	811,116
215	Intelligent Wave Inc	506,349
9,819	Invoice Inc (a)	959,855
2,978,000	Ishikawajima-Harima Heavy Industries *(a)	4,826,824
1,191,000	Isuzu Motors Ltd (a)	3,684,653
41,900	Ito En Ltd (a)	2,127,596
79,000	Izumiya Co Ltd	567,098
114,000	J Bridge Corp *(a)	1,860,075
240,000	JACCS Co Ltd	2,042,357
124	Japan Real Estate Investment Corp	1,053,414

10	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
127	Japan Retail Fund Investment Corp	1,039,350
385,000	Japan Steel Works Ltd (a)	1,315,957
12,000	Joint Corp	432,134
219,000	Juki Corp (a)	1,073,318
65,000	Kaken Pharmaceutical Co Ltd	474,742
328,000	Kamigumi Co Ltd	2,504,954
241,000	Kandenko Co	1,585,812
1,875,000	Kawasaki Heavy Industries Ltd (a)	4,043,639
406,000	Keisei Electric Railway Co (a)	2,111,139
153,000	Kikkoman Corp	1,504,675
38,000	Kissei Pharmaceutical Co Ltd (a)	739,442
213,000	Kitz Corp	1,058,969
174,000	Koito Manufacturing Co Ltd	1,884,464
56,600	Konami Corp	1,300,500
475,000	Kurabo Industries Ltd	1,281,984
125,000	Kyowa Exeo Corp	1,145,405
104,000	Kyudenko Corp	669,227
332,200	Leopalace21 Corp	6,229,312
27,400	Lintec Corp	432,293
365,000	Maeda Corp	2,144,362
29,000	Makita Corp	579,566
287,000	Maruha Group Inc (a)	761,670
130,000	Maruichi Steel Tube (a)	2,919,863
130,400	Matsui Securities Co Ltd (a)	1,384,585
119,000	Mitsubishi Gas Chemical Co Inc	779,894
751,000	Mitsubishi Materials Corp	2,190,889
226,000	Mitsubishi Rayon Co Ltd	991,204
429,000	Mitsui Engineering & Shipbuilding (a)	895,449
60,300	Mitsumi Electric Co Ltd (a)	622,542
250,000	Nagase & Co	2,707,749
120,600	Namco Ltd	1,994,459
76,000	NGK Spark Plug Co Ltd	1,058,792
205,000	Nichiro Corp	446,476
191,000	Nippo Corp	1,434,088
1,331,000	Nippon Light Metal (a)	3,385,781
525,000	Nippon Shinpan Co Ltd	3,503,641

See accompanying notes to the financial statements.	11

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
147,000	Nippon Shokubai Corp	1,445,664
271,000	Nippon Soda Co Ltd	806,939
61,000	Nipro Corp (a)	917,963
662,000	Nishimatsu Construction (a)	2,542,231
238,000	Nissan Chemical Industries Ltd	2,917,591
460,000	Nissan Shatai Co Ltd	3,177,744
318,000	Nisshin Seifun Group Inc	3,461,592
319,000	Nisshin Steel Co Ltd	927,186
535,900	Nissin Company Ltd (a)	1,212,771
12,000	Nissin Kogyo Co Ltd	461,971
13,000	Nitori Co Ltd	1,047,943
178,000	Okasan Securities Co Ltd (a)	1,004,873
182,000	Okuma Corp	1,442,903
61,000	Okumura Corp	379,592
131,000	OMC Card	1,731,702
669,000	Orient Corp *	2,867,641
28,000	Point Inc (a)	1,447,015
96,200	Q.P. Corp	844,435
130,300	Ryosan Co	3,283,162
4,000	Sanden Corp	18,850
84,000	San-In Godo Bank	806,664
145,000	Sanken Electric	1,733,070
67,000	Sanki Engineering	529,701
339,000	Sankyo-Tateyama Holdings Inc	857,491
548,000	Sankyu Inc (a)	1,905,142
181,700	Santen Pharmaceutical Co Ltd	4,666,943
145,000	Sanyo Securities Co Ltd *(b) (c)	1,310
96,000	Sanyo Shokai Ltd	639,575
239,000	Sasebo Heavy Industries *(a)	458,362
220,000	Seino Transportation Co Ltd	1,979,140
43,000	Shibaura Mechatronics Corp (a)	364,152
31,700	Shinko Electric Industries	1,768,863
41,000	Showa Corp	592,851
118,290	Sojitz Holdings Corp *(a)	621,249
255,000	Sumitomo Heavy Industries Ltd	1,437,242
923,000	Sumitomo Light Metal Industry	1,700,712
409,000	Sumitomo Warehouse (a)	2,328,993

12	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
31,000	Sundrug Co Ltd	1,528,688
110,100	Suzuken Co Ltd	3,103,315
503,600	Taiheiyo Cement Corp	1,707,150
128,000	Tamura Taiko Holdings Inc	910,985
96,000	Tanabe Seiyaku Co Ltd	929,533
102,000	Teikoku Oil Co Ltd	860,900
105,000	THK Co Ltd (a)	2,390,143
347,000	Toagosei Co Ltd	1,747,473
442,000	Toda Corp	2,031,491
1,011,000	Toho Gas Co Ltd	4,144,016
296,000	Tokuyama Corp	2,601,144
29,300	Tokyo Seimitsu Co Ltd (a)	1,276,945
546,000	Tokyo Tatemono Co Ltd (a)	4,106,753
159,000	Toshiba Machine Co Ltd	1,005,532
251,000	Tosoh Corp	1,016,443
236,000	Toyo Engineering (a)	815,385
43,000	Toyo Suisan Kaisha Ltd	759,933
995,000	Toyo Tire & Rubber Co Ltd	4,541,444
119,000	Toyoda Machine	1,316,565
157,000	Tsugami Corp	942,081
163,000	Tsumura & Co (a)	3,206,551
1,535,000	Ube Industries Ltd	3,746,751
72,000	Urban Corp (a)	2,998,489
85,000	Wacoal Corp (a)	1,162,775
60,000	Yakult Honsha Co Ltd	1,435,874
66,000	Yamatake Honeywell	1,181,554
57,000	Yamato Kogyo Co	817,346
147,000	Yodogawa Steel Works	882,870
828,000	Yokohama Rubber Co	3,727,587
96,000	Zeon Corp	1,038,515
		251,301,029

	Malaysia — 0.2%
275,000	Malakoff Berhad	569,145
162,000	Malaysian International Shipping Berhad (Foreign Registered)	765,794
448,000	Malaysian Plantations Berhad	294,241

See accompanying notes to the financial statements.	13

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
208,800	Maxis Communications Berhad	526,572
357,000	Promet Berhad *(b)	946
155,000	Proton Holdings Berhad	364,176
312,000	Rekapacific Berhad *(c)	827
		2,521,701

	Mexico — 0.4%
405,000	Carso Global Telecom Class A *	677,824
312,000	Controladora Comercial Mexicana SA de CV	435,146
103,000	Fomento Economico Mexicano SA de CV	706,299
126,000	Grupo Financiero Banorte SA de CV	1,034,477
308,100	Grupo Mexico SA Class B	541,717
276,000	Grupo Modelo SA de CV Class C	894,338
104,000	Organizacion Soriana SA de CV Class B *	408,071
		4,697,872

	Netherlands — 4.2%
11,419	Aalberts Industries NV	592,945
155,201	Amstelland NV	1,851,127
48,275	Boskalis Westminster NV	2,115,138
458,283	Buhrmann NV	5,602,953
32,585	Chicago Bridge & Iron ADR	1,010,787
57,309	Corio NV	3,335,054
33,228	Crucell *	731,166
151,067	CSM	4,234,786
998,593	Hagemeyer NV *(a)	2,729,417
39,197	Hunter Douglas NV (a)	1,946,078
46,581	Imtech NV	1,682,013
191,688	James Hardie Industries NV	1,252,046
35,735	Koninklijke Wessanen NV	573,955
25,157	Nutreco Holding NV	1,124,274
223,773	OCE NV	3,379,109
10,722	Sbm Offshore NV	860,711
71,848	Stork NV	3,590,779
179,527	Van der Moolen Holding NV	907,236
80,200	Van Ommeren Vopak NV	2,313,479

14	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
44,408	Vastned Retail NV	2,956,556
57,495	Wereldhave NV	6,059,125
		48,848,734

	Norway — 0.0%
20,824	Aker ASA *(a)	574,514

	Philippines — 0.2%
543,600	Bank of the Philippine Islands	517,983
22,934	Globe Telecom Inc	293,708
43,882	Philippine Long Distance Telephone	1,240,418
		2,052,109

	Poland — 0.2%
7,225	BRE Bank SA *	311,239
72,700	Polski Koncern Naftowy Orlen SA	1,263,257
90,200	Telekomunikacja Polska SA	629,482
		2,203,978

	Singapore — 2.7%
567,000	Ascendas Real Estate Investment Trust	756,944
1,538,000	Asia Food & Properties Ltd *	349,217
1,294,000	CapitaMall Trust	1,857,619
2,084,000	Cosco Investment Ltd	2,932,101
4,741,000	GES International Ltd	2,465,658
563,000	Hyflux Ltd	1,126,268
1,237,000	Jurong Technologies Industrial Corp Ltd	1,438,495
2,740,000	Keppel Land Ltd	5,623,070
3,778,350	MobileOne Ltd	4,666,594
15,465,100	Pacific Century Region Developments Ltd *	2,074,889
1,674,000	Parkway Holdings Ltd	1,997,152
316,000	Singapore Petroleum Co	1,025,689
614,000	SMRT Corp Ltd	394,873
3,171,000	Want Want Holdings Ltd	3,610,183
258,000	Wheelock Properties (Singapore) Ltd	507,929
		30,826,681

See accompanying notes to the financial statements.	15

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Africa — 0.8%
42,640	ABSA Group Ltd	615,119
258,000	African Bank Investments Ltd	824,331
186,000	AVI Ltd	426,730
39,000	Barlow Ltd	623,178
53,000	Bidvest Group Ltd	727,627
118,100	Consol Ltd *	226,255
10,990	Impala Platinum Holdings Ltd	1,152,787
55,000	Nedcor Ltd	759,129
49,000	Remgro Ltd	813,425
406,000	Sanlam Ltd	847,249
46,800	Telkom SA Ltd	935,286
44,900	Tiger Brands Ltd	914,759
		8,865,875

	South Korea — 2.2%
91,600	Daewoo Engineering & Construction Co Ltd	749,869
54,910	Daewoo Heavy Industries & Machinery Ltd	479,918
39,700	Dongkuk Steel Mill	652,053
27,500	Dongwon Financial Holding Co Ltd	603,427
23,200	Hana Bank	701,681
21,600	Hanjin Shipping	492,095
3,110	Hankuk Electric Glass Co Ltd	116,889
54,600	Hynix Semiconductor Inc *	1,145,345
6,700	Hyundai Department Store Co Ltd	298,652
49,000	Hyundai Development Co	1,317,784
25,600	Hyundai Engineering & Construction *	779,788
11,300	Hyundai Heavy Industries	758,430
18,000	Hyundai Mobis	1,296,420
55,100	KIA Motors Corp	819,524
10,400	Korea Express Co Ltd *	542,653
10,900	Korea Zinc Co Ltd	351,883
43,300	KT Corp ADR	881,155
29,300	KT Freetel Co Ltd	712,334
31,200	KT&G Corp	1,381,437
25,500	LG Cable & Machinery Ltd	624,714
14,100	LG Chemicals Ltd	577,496

16	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
72,300	LG Corp	1,692,557
19,000	LG Electronics Inc	1,151,981
7,360	LG Home Shopping Inc	689,740
42,900	LG Insurance Co Ltd	432,494
23,900	Poongsan Corp	259,275
10,000	Samsung SDI Co Ltd	945,613
49,300	Shinhan Financial Group Co Ltd	1,457,879
2,900	Shinsegae Co Ltd	1,035,241
28,200	SK Corp	1,406,461
47,300	Woori Finance Holdings Co Ltd	557,556
		24,912,344

	Spain — 2.1%
18,075	Acciona SA	2,025,586
117,779	Aguas de Barcelona SA Class A	2,689,809
97,500	Antena 3 de Television SA	1,925,679
48,556	Corp Financiera Alba	1,995,944
31,957	Cortefiel SA	727,291
29,851	Fadesa Inmobiliaria SA	891,122
17,130	Fomento de Construcciones y Contratas SA	987,801
66,405	Gestevision Tecinco	1,544,453
115,278	Indra Sistemas SA	2,339,565
37,443	Inmobiliaria Colonia SA	2,141,458
22,013	Metrovacesa SA	1,493,344
58,465	Red Electrica de Espana	1,580,100
157,505	Sacyr Vallehermoso SA	4,048,861
		24,391,013

	Sweden — 2.7%
40,400	Capio AB *	737,645
12,600	Elekta AB B Shares *	570,276
208,200	Eniro AB	2,347,985
66,900	Fabege AB	1,181,018
95,855	Getinge AB	1,335,932
69,838	Holmen AB Class B	2,095,664
32,392	Invik & Co AB B Shares *(a)	174,706

See accompanying notes to the financial statements.	17

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
323,917	Kinnevik Investment AB (a)	2,758,363
44,019	Lundbergforetagen AB Class B (a)	1,859,603
67,000	Lundin Petroleum AB *	827,685
51,100	Modern Times Group AB *	1,834,506
1,300	SAAB AB Class B	22,036
112,000	Skanska AB Class B	1,452,735
88,220	SSAB Swedish Steel Class A	2,433,762
756,952	Swedish Match AB	9,643,442
177,400	Tele2 AB Class B (a)	1,949,002
		31,224,360

	Switzerland — 1.4%
23,425	Baloise Holding Ltd	1,245,952
180,623	Converium Holding AG *	1,653,001
2,652	Fischer (George) AG (Registered)	866,643
3,446	Forbo Holdings AG (Registered) *	735,552
4,820	Helvetia Patria Holding (Registered)	857,997
443	Jelmoli Holding AG (Bearer)	659,005
190	Jelmoli Holding AG (Registered)	56,691
515	Lindt & Spruengli AG	840,722
60	Lindt & Spruengli AG (Registered)	983,055
74,090	Logitech International SA *	2,758,333
14,538	Lonza Group AG (Registered)	831,228
63	Motor-Columbus (Bearer)	332,401
886	Movenpick Holdings (Bearer) *	218,805
3,775	Sulzer AG (Registered)	1,795,943
13,951	Valora Holding AG	2,602,564
		16,437,892

	Taiwan — 1.8%
588,857	Acer Inc	1,119,957
488,770	Asustek Computer Inc	1,193,846
954,630	AU Optronics Corp	1,421,320
699,430	Cheng Loong Corp	186,706
494,000	Chi Mei Optoelectronics Corp	625,237
1,119,000	China Bills Finance Corp	355,114

18	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
753,818	Compal Electronics Inc	755,956
528,146	Delta Electronics Inc	861,813
1,030,848	Far Eastern International Bank	534,889
945,130	Far Eastern Textile Co Ltd	614,958
394,000	Far Eastone Telecommunications Co Ltd	496,185
712,316	Formosa Chemicals & Fibre Co	1,107,596
850,941	Formosa Plastics Corp	1,273,130
990,000	Fubon Financial Holding Co Ltd	898,500
418,451	GigaByte Technology Co Ltd	399,133
174,920	High Tech Computer Corp	1,932,838
1,001,884	Inventec Co Ltd	446,929
899,640	Lite-On Technology Corp	936,950
1,710,000	Mega Financial Holdings Co Ltd	1,138,651
644,759	Mitac International Corp	764,080
876,000	Powerchip Semiconductor	540,352
443,550	Quanta Computer Inc	708,611
617,150	Realtek Semiconductor Corp	623,776
996,144	Taishin Financial Holdings Co Ltd	640,851
918,000	Taiwan Cellular Corp	854,146
1,186,000	Waterland Financial Holdings	424,240
		20,855,764

	Thailand — 0.0%
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (c)	65,343

	Turkey — 0.3%
129,698	Akbank TAS	780,422
67,222	Trakya Cam Sanayii AS	259,600
66,911	Tupras-Turkiye Petrol Rafineriler AS	1,030,280
210,500	Yapi Ve Kredi Bankasi AS *	924,401
		2,994,703

	United Kingdom — 19.9%
103,810	Abbot Group Plc	495,603
213,175	Aberdeen Asset Management	598,401
120,671	Admiral Group Plc	840,875

See accompanying notes to the financial statements.	19

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
1,158,540	Aegis Group Plc	2,429,694
531,876	Aggreko Plc	2,026,970
1,011,291	AMEC Plc	6,583,778
239,547	Amlin	789,754
758,298	ARM Holdings Plc	1,577,729
552,303	Arriva Plc	5,639,926
568,586	Ashtead Group Plc *	1,253,016
93,411	Associated British Ports	781,098
325,304	AWG Plc	5,406,459
136,618	Balfour Beatty Plc	819,084
1,053,666	Barratt Developments Plc	13,441,420
778,099	BBA Group Plc	4,299,092
91,136	Bellway Plc	1,433,037
455,342	Berkeley Group Holdings	7,135,408
876,872	Bradford & Bingley Plc	5,145,947
374,702	Brambles Industries Plc	2,242,110
637,056	British Insurance Holdings Plc	1,036,421
419,252	Bunzl Plc	4,146,654
59,207	Burren Energy Plc	769,925
3,060,351	Cobham Group Plc	7,658,893
262,909	Computacenter Plc	963,411
244,220	Countrywide Plc	1,562,951
88,398	Crest Nicholson Plc	662,883
232,748	Croda International Plc	1,706,783
108,738	Dana Petroleum (Ordinary Shares) *	1,793,453
219,749	De la Rue (Ordinary Shares)	1,439,103
975,265	Dixons Group Plc	2,670,144
67,230	Domestic & General Group	909,717
59,938	East Surrey Holdings	518,151
76,876	Enterprise Inns Plc	1,147,114
534,000	First Choice Holidays Plc	1,954,590
148,936	Firstgroup Plc	842,811
509,524	GKN Plc	2,651,139
21,077	Go-Ahead Group Plc	502,811
62,019	Gyrus Group Plc *	356,928
773,642	Henderson Group (Ordinary Shares)	965,067
327,585	HMV Group Plc	1,491,125

20	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
72,465	Homeserve Plc	1,394,909
370,153	ICAP Plc	2,123,076
454,409	IMI Plc	3,624,860
105,582	Inchcape Plc	3,952,491
1,094,545	International Power Plc	4,601,621
60,295	Intertek Group Plc	822,735
6,521,232	Invensys Plc *	1,737,463
92,447	Investec Plc	3,055,370
914,778	Jazztel Plc *	1,121,226
170,398	Johnson Matthey Plc	3,491,302
468,566	Kelda Group Plc	5,732,120
167,926	Kesa Electricals Plc	795,315
118,454	London Stock Exchange	1,213,796
111,619	Luminar Plc	1,023,837
278,146	Michael Page International Plc	1,253,500
521,945	Mitchells & Butlers Plc	3,450,504
190,672	Morgan Crucible Co *	683,374
132,219	National Express Group Plc	1,970,704
83,980	Neteller Plc *	1,312,627
1,787,690	Northern Foods Plc	4,895,743
240,439	Paladin Resources Plc	1,321,737
432,613	Paragon Group Cos Plc	3,766,987
247,520	Peninsular & Oriental Steam Navigation Co	1,418,756
107,235	Pennon Group Plc	1,966,572
115,766	Persimmon Plc	1,735,200
178,728	Premier Foods Plc	1,045,358
191,046	Provident Financial Plc	2,210,771
192,866	Punch Taverns Plc	2,685,437
371,548	Rank Group Plc	1,908,713
803,337	Regus Group Plc *	1,620,464
115,704	Resolution Plc	1,295,973
257,658	Restaurant Group Plc	573,663
51,155	Rotork Plc	504,321
3,636,059	Royal & Sun Alliance Insurance Group	6,097,690
347,788	Sage Group Plc	1,437,448
90,127	Schroders Plc	1,420,209

See accompanying notes to the financial statements.	21

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
875,994	Signet Group Plc	1,725,652
739,868	Smith WH Plc	4,935,042
345,555	Somerfield Plc	1,241,967
325,697	Tate & Lyle Plc	2,711,544
1,943,087	Taylor Woodrow Plc	11,241,934
235,124	TDG Plc	971,752
1,567,248	THUS Group Plc *	467,853
340,414	Tomkins Plc	1,730,056
156,518	Torex Retail Plc	322,043
164,765	Travis Perkins Plc	4,672,203
599,042	Tullow Oil Plc	2,330,884
193,893	Venture Production (Ordinary Shares) *	1,770,115
83,409	Victrex Plc	780,339
91,169	VT Group Plc	567,601
80,121	Whitbread Plc	1,444,388
203,921	Wilson Bowden Plc	4,208,154
1,599,313	Wimpey (George) Plc	11,858,650
		230,935,524

	United States — 0.1%
29,000	Nam Tai Electronics Inc	680,920

	TOTAL COMMON STOCKS (COST $849,677,666)	1,096,646,926

	PREFERRED STOCKS — 3.0%

	Brazil — 0.8%
42,327	Banco Bradesco SA 3.66%	1,795,800
8,966	Banco Itau Holding Financeira SA 2.79%	1,875,366
2,169,000	Companhia de Bebidas das Americas 3.03%	698,460
27,524,000	Compania Energetica de Minas Gerais 4.11%	961,647
27,000	Compania Vale do Rio Doce Class A 3.97%	811,031
53,575,800	Electrobras (Centro) SA Class B 8.09%	713,738
5	Embratel Participacoes SA *	—

22	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Brazil — 0.8%
31,500	Gerdau Metalurgica SA 11.70%	482,457
498,203	Investimentos Itau SA 4.28%	1,242,865
		8,581,364

	Germany — 1.4%
78,421	Fresenius AG (Non Voting) 1.47%	10,094,221
182,373	Hugo Boss AG 3.30% (a)	6,053,002
		16,147,223

	Italy — 0.7%
1,538,295	Compagnia Assicuratrice Unipol 5.56% (a)	4,492,269
242,278	IFI Istituto Finanziario Industries *	3,895,124
		8,387,393

	South Korea — 0.1%
21,100	Hyundai Motor Co 3.72%	876,378
13,560	LG Electronics Inc 3.88%	494,673
		1,371,051

	TOTAL PREFERRED STOCKS (COST $20,000,491)	34,487,031

	RIGHTS AND WARRANTS — 0.0%

	Hong Kong — 0.0%
307,764	Global Bio-Chem Technology Group Ltd Warrants, Expires 5/31/07 *	3,366

	TOTAL RIGHTS AND WARRANTS (COST $0)	3,366

See accompanying notes to the financial statements.	23

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 13.0%

	Cash Equivalent(s) — 12.6%
18,100,000	Rabobank Time Deposit, 3.56%, due 09/01/05	18,100,000
127,851,808	The Boston Global Investment Trust (d)	127,851,808
		145,951,808

	U.S. Government — 0.4%
5,000,000	U.S. Treasury Bill, 3.64%, due 02/23/06 (e) (f)	4,913,700

	TOTAL SHORT-TERM INVESTMENT(S) (COST $150,863,215)	150,865,508

	TOTAL INVESTMENTS — 110.7%
	(Cost $1,020,541,372)	1,282,002,831

	Other Assets and Liabilities (net) — (10.7%)	(123,722,042)

	TOTAL NET ASSETS — 100.0%	$1,158,280,789

24	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt

* Non-income producing security.
(a) All or a portion of this security is out on loan (Note 2).
(b) Bankrupt issuer.
(c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(d) Investment of security lending collateral (Note 2).
(e) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
(f) Rate shown represents yield-to-maturity.

As of August 31, 2005, 91% of the net assets of the Fund was valued using fair value prices based on tools by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar	HKD - Hong Kong Dollar
CAD - Canadian Dollar	JPY - Japanese Yen
CHF - Swiss Franc	NOK - Norwegian Krone
DKK - Danish Krone	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar

See accompanying notes to the financial statements.	25

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

A summary of outstanding financial instruments at August 31, 2005 is as follows:

Forward currency contracts

				Net Unrealized
Settlement				Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)

Buys

11/29/05	AUD	4,295,756	$3,213,306	$(59,158)
11/29/05	CAD	66,522,121	56,129,990	836,357
11/29/05	CHF	96,889,145	77,581,098	598,758
11/29/05	JPY	4,683,991,921	42,543,277	(598,780)
11/29/05	NOK	245,917,505	38,645,230	759,989
11/29/05	NZD	6,083,758	4,180,758	(25,516)
11/29/05	SEK	212,532,457	28,142,179	215,844
11/29/05	SGD	10,201,092	6,081,527	(69,724)
				$1,657,770

Sales

11/29/05	AUD	39,843,225	$29,803,476	$153,162
11/29/05	DKK	30,837,800	5,106,253	(29,516)
11/29/05	EUR	66,739,943	82,424,652	(443,785)
11/29/05	GBP	45,313,040	81,369,926	186,342
11/29/05	HKD	150,425,920	19,358,016	(81)
				$(133,878)

26	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2005 (Unaudited)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

82	DAX	September 2005	$12,239,507	$34,154
17	CAC 40	September 2005	923,542	(7,597)
156	S&P / MIB	September 2005	32,260,638	1,134,700
109	MSCI	September 2005	3,496,557	(10,310)
				$1,150,947

Sells

15	SPI 200	September 2005	$1,256,043	$12,396
4	IBEX 35	September 2005	494,985	7,434
333	FTSE 100	September 2005	31,784,066	(951,859)
4	HANG SENG	September 2005	383,342	(623)
16	TOPIX	September 2005	1,836,480	—
32	OMXS 30	September 2005	359,798	6,503
				$(926,149)

At August 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	27

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Assets:
Investments at value, including securities on loan of $122,417,915 (cost $1,020,541,372) (Note 2)	$1,282,002,831
Cash	68,414
Foreign currency, at value (cost $1,540,110) (Note 2)	1,478,982
Receivable for investments sold	473,089
Dividends and interest receivable	1,838,325
Foreign taxes receivable	115,438
Unrealized appreciation on open forward currency contracts (Note 2)	2,750,452
Receivable for variation margin on open futures contracts (Note 2)	217,772
Receivable for expenses reimbursed by Manager (Note 3)	122,698

Total assets	1,289,068,001

Liabilities:
Payable for investments purchased	488,275
Payable upon return of securities loaned (Note 2)	127,851,808
Payable to affiliate for (Note 3):
Management fee	589,788
Shareholder service fee	147,447
Trustees and Chief Compliance Officer fees	3,096
Unrealized depreciation on open forward currency contracts (Note 2)	1,226,560
Accrued expenses	480,238

Total liabilities	130,787,212
Net assets	$1,158,280,789

Net assets consist of:
Paid-in capital	$673,599,360
Accumulated undistributed net investment income	5,939,230
Accumulated net realized gain	215,588,965
Net unrealized appreciation	263,153,234
$1,158,280,789

Net assets attributable to:
Class III shares	$1,158,280,789

Shares outstanding:
Class III	67,352,108

Net asset value per share:
Class III	$17.20

28	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $2,154,164)	$21,719,060
Interest (including securities lending income of $1,134,424)	1,624,279

Total investment income	23,343,339

Expenses:
Management fee (Note 3)	3,640,887
Shareholder service fee (Note 3) — Class III	910,222
Custodian and fund accounting agent fees	662,308
Transfer agent fees	15,456
Audit and tax fees	34,316
Legal fees	15,003
Trustees fees and related expenses (Note 3)	11,224
Registration fees	2,668
Miscellaneous	20,319
Total expenses	5,312,403
Fees and expenses reimbursed by Manager (Note 3)	(739,588)
Net expenses	4,572,815

Net investment income (loss)	18,770,524

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of CPMF tax of $4,674) (Note 2)	215,477,248
Closed futures contracts	3,070,121
Foreign currency, forward contracts and foreign currency related transactions	(2,456,595)

Net realized gain (loss) on investments	216,090,774

Change in net unrealized appreciation (depreciation) on:
Investments	(178,399,428)
Open futures contracts	(1,767,397)
Foreign currency, forward contracts and foreign currency related transactions	114,357

Net unrealized gain (loss)	(180,052,468)

Net realized and unrealized gain (loss)	36,038,306

Net increase (decrease) in net assets resulting from operations	$54,808,830

See accompanying notes to the financial statements.	29

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$18,770,524	$28,790,114
Net realized gain (loss)	216,090,774	265,953,227
Change in net unrealized appreciation (depreciation)	(180,052,468)	30,605,592

Net increase (decrease) in net assets from operations	54,808,830	325,348,933

Distributions to shareholders from:
Net investment income
Class III	—	(44,309,416)
Net realized gains
Class III	(99,807,760)	(219,556,744)

	(99,807,760)	(263,866,160)
Net share transactions (Note 7):
Class III	(316,415,031)	(144,200,631)

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	2,471,366	7,477,157

Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(313,943,665)	(136,723,474)

Total increase (decrease) in net assets	(358,942,595)	(75,240,701)

Net assets:
Beginning of period	1,517,223,384	1,592,464,085
End of period (including accumulated undistributed net investment income of $5,939,230 and distributions in excess of net investment income of $12,831,294, respectively)	$1,158,280,789	$1,517,223,384

30	See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005
			Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002		2001
Net asset value, beginning of period	$ 17.84		$ 17.09	$ 9.50	$ 10.44	$ 11.68		$ 11.54
Income (loss) from investment operations:
Net investment income (loss)	0.27	†	0.30 †	0.20	0.15	0.22		0.23
Net realized and unrealized gain (loss)	0.66		3.56	7.94	(0.80)	(1.11)		1.02
Total from investment operations	0.93		3.86	8.14	(0.65)	(0.89)		1.25
Less distributions to shareholders:
From net investment income	—		(0.54)	(0.20)	(0.29)	(0.35)		(0.25)
From net realized gains	(1.57)		(2.57)	(0.35)	—	(0.00	)(a)	(0.86)
Total distributions	(1.57)		(3.11)	(0.55)	(0.29)	(0.35)		(1.11)
Net asset value, end of period	$ 17.20		$ 17.84	$ 17.09	$ 9.50	$ 10.44		$ 11.68
Total Return(b)	5.89	%**	24.45%	86.62%	(6.30)%	(7.57)%		11.09%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,158,281		$1,517,223	$1,592,464	$536,648	$253,612		$187,093
Net expenses to average daily net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%		0.75%
Net investment income to average daily net assets	3.09	%*	1.75%	1.60%	1.65%	2.02%		2.05%
Portfolio turnover rate	26	%**	53%	46%	44%	34%		60%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.11%	0.13%	0.17%	0.22%		0.22%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$ 0.04		$ 0.08	$ 0.04	$ 0.06	$ 0.05		$ 0.04

(a)	The distribution from net realized gains was less than $0.01 per share.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown.  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	31

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.     Organization

GMO International Small Companies Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in equity securities of non-U.S. issuers.  The Fund’s benchmark is the S&P/Citigroup Extended Market Index (“EMI”) World ex-U.S. Index.

The Fund currently limits subscriptions due to capacity considerations.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security’s value.  As of August 31, 2005, the total value of these securities represents less than 0.01% of net assets.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

32

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments, and represents the currency exposure the Fund has acquired or hedged through forward contracts as of August 31, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

33

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of August 31, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of August 31, 2005, the Fund did not hold any written option contracts.

The Fund may also purchase put and call options.  Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of August 31, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

34

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.  Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of August 31, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to the interest and other fees paid to the intermediary.  The gross compensation received and expenses paid are $2,410,171 and $1,275,747, respectively.  For the six months ended August 31, 2005, the Fund had loaned securities having a market value of $122,417,915 collateralized by cash in the amount of $127,851,808, which was invested in a short-term instrument.

35

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.  Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera (“CPMF”) tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the period.  During the six months ended August 31, 2005, the Fund incurred $4,674 related to the CPMF tax which is included in net realized gain(loss) in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$1,020,824,394	$281,356,255	$(20,177,818)	$261,178,437

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the

36

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on cash redemptions of Fund shares are currently each 0.60% of the amount invested or redeemed.  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and for the year ended February 28, 2005, the Fund received $65,762 and $2,413,955 in purchase premiums and $2,405,604 and $5,063,202 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.     Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees,

37

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.60% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $7,820 and $5,015, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.     Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the August 31, 2005 aggregated $307,691,275 and $672,736,544, respectively.

5.     Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.     Principal shareholders and related parties

As of August 31, 2005, 22.3% of the outstanding shares of the Fund was held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.  Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2005, 1.5% of the Fund’s shares was held by twenty-eight related parties comprised of certain GMO employee accounts, and 27.2% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

38

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

7.     Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	1,439,893	$ 25,002,336	35,119,471	$ 600,052,388
Shares issued to shareholders in reinvestment of distributions	6,209,561	98,918,313	14,064,629	234,243,805
Shares repurchased	(25,328,262)	(440,335,680)	(57,321,117)	(978,496,824)
Purchase premiums and redemption fees	—	2,471,366	—	7,477,157
Net increase (decrease)	(17,678,808)	$ (313,943,665)	(8,137,017)	$ (136,723,474)

39

GMO International Small Companies Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO International Small Companies Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and

40

GMO International Small Companies Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

41

GMO International Small Companies Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

42

GMO International Small Companies Fund
(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
57,451,366	3,717,079	399,067	0

43

GMO International Small Companies Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

44

GMO International Small Companies Fund
(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.75%	$1,000.00	$1,058.90	$3.89
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82

*       Expenses are calculated using the Class’s annualized net expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

45

GMO Real Estate Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)

Investments Concentration Summary (Unaudited)

August 31, 2005

Asset Class Summary	% of Total Net Assets
Real Estate Investment Trusts	94.1%
Short—Term Investments	11.7
Common Stocks	2.1
Other Assets and Liabilities (net)	(7.9)
100.0%

Industry Sector Summary	% of Equity Investments*
Apartments	17.6%
Office Suburban	15.4
Shopping Centers	12.7
Regional Malls	10.8
Diversified	9.4
Office Central Business District	8.9
Industrial	5.8
Health Care	5.3
Hotels	5.1
Storage	4.1
Triple Net	4.0
Manufactured Housing	0.7
Outlets	0.2
100.0%

* The table excludes short-term investments.

1

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	REAL ESTATE INVESTMENTS — 96.2%

	COMMON STOCKS — 2.1%

	Diversified — 0.0%
2,300	One Liberty Properties, Inc.	46,828

	Hotels — 1.7%
21,200	Ashford Hospitality Trust, Inc.	243,588
56,300	Starwood Hotels & Resorts Worldwide, Inc.	3,282,290
19,400	Strategic Hotel Capital	357,736
15,200	Sunstone Hotel Investors, Inc.	384,560
		4,268,174

	Office Central Business District — 0.2%
19,200	BioMed Reality Trust, Inc.	474,816

	Shopping Centers — 0.1%
13,100	Cedar Shopping Centers, Inc. (a)	192,308

	Storage — 0.1%
14,200	U-Store-It Trust	291,952

	TOTAL COMMON STOCKS (COST $4,492,736)	5,274,078

	REAL ESTATE INVESTMENT TRUSTS — 94.1%

	Apartments — 16.9%
16,200	AMLI Residential Properties Trust	511,434
54,300	Apartment Investment & Management Co. – Class A	2,166,570
234,400	Archstone-Smith Trust	9,446,320
15,000	Associated Estates Realty Corp.	148,050
82,200	Avalonbay Communities, Inc. (a)	6,908,088
38,000	BRE Properties-Class A	1,573,200
33,700	Camden Property Trust (a)	1,762,510
305,200	Equity Residential Properties Trust	11,527,404

2	See accompanying notes to the financial statements.

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Apartments — continued
25,100	Essex Property Trust, Inc.	2,207,545
18,800	Gables Residential Trust	818,928
15,200	Home Properties of NY, Inc.	623,352
22,100	Investors Real Estate Trust	219,011
9,600	Mid—America Apartment Communities, Inc.	427,968
25,100	Post Properties	931,210
14,900	Town & Country Trust (a)	417,200
87,300	United Dominion Realty Trust, Inc.	2,067,264
		41,756,054

	Diversified — 9.0%
105,000	Catellus Development Corp.	3,683,400
40,800	Colonial Properties Trust	1,799,280
68,200	Cousins Properties, Inc.	2,067,142
45,900	Crescent Real Estate Equities	901,017
15,300	Glenborough Realty Trust, Inc.	306,765
16,900	Pennslyvania Real Estate Investment Trust	729,235
137,500	Vornado Realty Trust	11,827,750
29,900	Washington Real Estate Investment Trust	927,498
		22,242,087

	Health Care — 5.1%
128,500	Health Care Property Investors, Inc. (a)	3,491,345
41,300	Health Care, Inc.	1,533,056
35,100	Healthcare Realty Trust, Inc.	1,358,370
7,300	National Health Realty, Inc.	146,000
54,400	Nationwide Health Properties (a)	1,271,872
36,900	Omega Healthcare Investors, Inc.	490,032
75,200	Senior Housing Properties Trust	1,428,800
15,300	Universal Health Realty Income Trust	527,697
73,400	Ventas, Inc.	2,286,410
		12,533,582

	Hotels — 3.2%
12,000	Boykin Lodging Co. *	157,920
27,900	Equity Inns, Inc.	358,515

See accompanying notes to the financial statements.	3

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Hotels — continued
32,800	Felcor Lodging Trust, Inc. *	500,200
58,200	Hospitality Properties Trust	2,523,552
185,500	Host Marriott Corp.	3,244,395
13,600	Innkeepers USA Trust	213,520
14,500	Lasalle Hotel Properties	489,665
30,400	Meristar Hospitality Corp. *	279,680
13,000	Winston Hotels, Inc.	141,180
		7,908,627

	Industrial — 5.6%
61,100	AMB Property Corp.	2,708,563
26,200	Centerpoint Properties Corp.	1,104,592
12,600	Eastgroup Properties, Inc.	543,564
31,600	First Industrial Realty Trust	1,197,640
190,000	Prologis	8,266,900
		13,821,259

	Manufactured Housing — 0.7%
10,900	American Land Lease, Inc.	257,567
13,900	Equity Lifestyle Properties, Inc.	627,724
18,200	Sun Communities, Inc.	616,980
9,200	United Mobile Homes, Inc.	142,968
		1,645,239

	Office Central Business District — 8.4%
49,300	American Financial Realty Trust	699,567
81,800	Boston Properties, Inc.	5,820,070
341,300	Equity Office Properties Trust	11,365,290
19,000	Maguire Properties, Inc.	554,800
21,200	SL Green Realty Corp. (a)	1,401,956
37,600	Trizec Properties, Inc.	841,864
		20,683,547

	Office Suburban — 14.8%
25,800	Alexandria Real Estate Equity, Inc.	2,114,310
64,600	Arden Realty Group, Inc.	2,464,490

4	See accompanying notes to the financial statements.

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Office Suburban — continued
17,000	Bedford Property Investors	391,850
58,600	Brandywine Reality Trust	1,869,340
83,400	CarrAmerica Realty Corp.	3,009,906
33,000	Corporate Office Properties	1,149,720
16,700	CRT Properties, Inc.	467,099
133,800	Duke Realty Investments	4,380,612
53,200	Highwood Properties, Inc.	1,642,816
257,900	HRPT Properties Trust	3,301,120
31,800	Kilroy Realty Corp.	1,676,178
105,600	Liberty Property Trust	4,583,040
71,400	Mack—Cali Realty Corp.	3,145,170
25,600	Mission West Properties	274,176
13,800	Parkway Properties, Inc.	667,092
50,300	Prentiss Properties Trust	1,933,532
18,100	PS Business Parks, Inc.	823,550
79,700	Reckson Associates Realty Corp.	2,642,055
		36,536,056

	Outlets — 0.2%
14,700	Tanger Factory Outlet Centers, Inc.	407,484

	Regional Malls — 10.4%
63,200	CBL & Associates Properties, Inc. (a)	2,680,944
116,200	General Growth Properties	5,239,458
31,600	Glimcher Realty Trust	821,600
41,500	Macerich Co.	2,700,820
44,000	Mills Corp.	2,575,760
134,100	Simon Property Group, Inc. (a)	10,200,987
43,700	Taubman Centers, Inc.	1,446,470
		25,666,039

	Shopping Centers — 12.2%
17,000	Acadia Reality Trust	300,900
87,500	Developers Diversified Realty Corp.	4,199,125

See accompanying notes to the financial statements.	5

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	Shopping Centers — continued
92,300	Equity One, Inc. (a)	2,148,744
38,700	Federal Reality Investment Trust	2,396,304
35,800	Heritage Property Investment Trust	1,278,418
221,700	Kimco Realty Corp.	7,010,154
99,200	New Plan Excel Realty Trust	2,375,840
36,000	Pan Pacific Retail Property, Inc.	2,385,720
17,500	Ramco—Gershenson Properties	507,850
58,400	Regency Centers Corp. (a)	3,406,472
14,100	Saul Centers, Inc.	519,444
21,900	Urstadt Biddle Properties, Inc.	378,432
82,300	Weingarten Realty	3,172,665
		30,080,068

	Storage — 3.8%
101,000	Public Storage, Inc. (a)	6,819,520
35,200	Shurgard Storage Centers, Inc.	1,950,080
15,000	Sovran Self Storage (a)	696,000
		9,465,600

	Triple Net — 3.8%
58,000	Capital Automotive (a)	2,080,460
57,900	Commercial Net Lease Realty	1,156,263
12,600	Correctional Properties Trust	368,676
25,000	Corrections Corporation of America *	990,000
25,300	Entertainment Properties Trust	1,152,668
29,300	Getty Reality Corp.	848,528
38,800	Lexington Corporate Properties Trust	892,400
78,800	Realty Income Corp.	1,877,804
6,900	Trustreet Properties, Inc.	113,781
		9,480,580

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $184,054,881)	232,226,222

	TOTAL REAL ESTATE INVESTMENTS (COST $188,547,617)	237,500,300

6	See accompanying notes to the financial statements.

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.7%

	Cash Equivalent — 4.4%
10,955,211	Harris Trust & Savings Bank Eurodollar Time Deposit, 3.55% due 9/21/05 (b)	10,955,211

	Repurchase Agreements — 7.3%
8,913,865	Citigroup Global Markets Repurchase Aggreement, dated 8/31/05, due 9/1/05, with a maturity value of $8,914,484 and an effective yield of 2.5%, collateralized by a U.S. Treasury Bond with a rate of 6%, a maturity date of 2/15/26 and a market value, including accrued interest, of $9,092,143	8,913,865
9,056,765	Merrill Lynch & Co. Triparty Repurchase Agreement, dated 8/31/05, due 9/1/05, with a maturity value of $9,237,900 and an effective yield of 3.55%, collateralized by various Government obligations with aggregate market value, including accrued interest, of $9,238,046 (b)	9,056,765
		17,970,630

	TOTAL SHORT—TERM INVESTMENTS (COST $28,925,841)	28,925,841

	TOTAL INVESTMENTS — 107.9%
	(Cost $217,473,458)	266,426,141

	Other Assets and Liabilities (net) — (7.9%)	(19,612,062)

	TOTAL NET ASSETS — 100.0%	$246,814,079

	Notes to Schedule of Investments:

	* Non-income producing security.
	(a) All or a portion of this security is out on loan (Note 2).
	(b) All or a portion of this security represents investment of security lending collateral. (Note 2)

See accompanying notes to the financial statements.	7

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments, at value, including securities on loan of $19,881,166 (cost $217,473,458) (Note 2)	$266,426,141
Receivable for investments sold	7,565,063
Receivable for Fund shares sold	5,100,908
Dividends and interest receivable	492,619
Receivable for expenses reimbursed by Manager (Note 3)	50,540

Total assets	279,635,271

Liabilities:
Payable for investments purchased	10,618,151
Payable upon return of securities loaned (Note 2)	20,011,976
Payable for Fund shares repurchased	2,009,491
Payable to affiliate for (Note 3):
Management fee	110,350
Shareholder service fee	30,653
Trustees and Chief Compliance Officer fees	723
Accrued expenses	39,848

Total liabilities	32,821,192
Net assets	$246,814,079

Net assets consist of:
Paid-in capital	$174,563,824
Accumulated undistributed net investment income	5,542,947
Accumulated net realized gain	17,754,625
Net unrealized appreciation	48,952,683
$246,814,079

Net assets attributable to:
Class III shares	$246,814,079

Shares outstanding:
Class III	14,641,859

Net asset value per share:
Class III	$ 16.86

8	See accompanying notes to the financial statements.

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 6,060,852
Interest (including securities lending income of $10,226)	81,835

Total investment income	6,142,687

Expenses:
Management fee (Note 3)	670,240
Shareholder service fee (Note 3) - Class III	186,178
Custodian, fund accounting agent and transfer agent fees	18,768
Audit and tax fees	21,896
Legal fees	3,036
Trustees fees and related expenses (Note 3)	2,273
Registration fees	1,472
Miscellaneous	3,354
Total expenses	907,217
Fees and expenses reimbursed by Manager (Note 3)	(307,477)
Net expenses	599,740

Net investment income (loss)	5,542,947

Realized and unrealized gain:
Net realized gain on:
Investments	18,861,428

Change in net unrealized appreciation (depreciation) on investments	11,951,753

Net realized and unrealized gain (loss)	30,813,181

Net increase (decrease) in net assets resulting from operations	$36,356,128

See accompanying notes to the financial statements.	9

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ 5,542,947	$ 11,218,155
Net realized gain (loss)	18,861,428	49,872,213
Change in net unrealized appreciation (depreciation)	11,951,753	(944,523)
Net increase (decrease) in net assets from operations	36,356,128	60,145,845

Distributions to shareholders from:
Net investment income
Class III	—	(19,209,916)
Net realized gains
Class III	—	(30,227,807)

	—	(49,437,723)
Net share transactions (Note 7):
Class III	(25,379,532)	33,671,365

Total increase (decrease) in net assets	10,976,596	44,379,487

Net assets:
Beginning of period	235,837,483	191,457,996
End of period (including accumulated undistributed net investment income of $5,542,947 and $0, respectively)	$246,814,079	$235,837,483

10	See accompanying notes to the financial statements.

GMO Real Estate Fund

(A Series of GMO Trust)

Financial Highlights

(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$14.54		$14.65	$10.49	$11.17	$10.31	$8.26

Income from investment operations:
Net investment income (loss)	0.35	†	0.59 †	0.58 †	0.50 †	0.56 †	0.60
Net realized and unrealized gain (loss)	1.97		1.55	4.01	(0.71)	0.84	1.92

Total from investment operations	2.32		2.14	4.59	(0.21)	1.40	2.52

Less distributions to shareholders:
From net investment income	—		(0.87)	(0.43)	(0.47)	(0.54)	(0.47)
From net realized gains	—		(1.38)	—	—	—	—

Total distributions	—		(2.25)	(0.43)	(0.47)	(0.54)	(0.47)
Net asset value, end of period	$16.86		$14.54	$14.65	$10.49	$11.17	$10.31
Total Return(a)	15.96	%**	16.01%	44.56%	(2.16)%	13.73%	30.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,814		$235,837	$191,458	$142,256	$192,606	$133,420
Net expenses to average daily net assets	0.48	%*	0.48%	0.52%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	4.47	%*	4.13%	4.61%	4.47%	5.18%	5.85%
Portfolio turnover rate	34	%**	134%	56%	61%	6%	11%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.25	%*	0.25%	0.24%	0.04%	0.05%	0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	11

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2005 (Unaudited)

1.              Organization

GMO Real Estate Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund seeks high total return through investment in primarily real estate investment trusts (“REITs”) and other real estate related companies.  REITs are managed vehicles that invest in real estate, real estate-related assets and other real estate-related companies.  The Fund’s benchmark is the Morgan Stanley REIT Index.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of mutual funds are valued at their net asset value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an

12

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day.  Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of August 31, 2005, the Fund did not hold any futures contracts.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreements held by the Fund as of.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or the inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary.  For the six months ended August 31, 2005, the gross compensation received and expenses paid were $239,051 and $228,825, respectively.  As of August 31, 2005, the Fund had loaned securities having a market value of $19,881,166 collateralized by cash in the amount of $20,011,976, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income, if any, and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

13

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

At August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$218,172,056	$48,437,038	$(182,953)	$48,254,085

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Investment risks

There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments.  Since the Fund’s investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates.  The value of the Fund’s shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

14

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2005 (Unaudited)

3.              Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets.  For the six months ended August 31, 2005, GMO waived 0.21% of the Fund’s management fee.  GMO has temporarily agreed to waive 0.21% of the Fund’s management fee until such time as it notifies shareholders that it is discontinuing the waiver.  This waiver is in addition to the Manager’s contractual agreement to reimburse the Fund with respect to certain Fund expenses through June 30, 2006 as described below.  The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support.  Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund to the extent that the Fund’s total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the average daily net assets.

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $1,629 and $1,023, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $80,974,644 and $102,891,643, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 41.3% of the outstanding shares of the Fund was held by one shareholder.  Investment activities of this shareholder may have a material effect on the Fund.

15

As of August 31, 2005, 3.0% of the Fund’s shares was held by sixteen related parties comprised of certain GMO employee accounts, and 91.0% of the Fund’s shares was held by accounts for which the Manager has investment discretion.

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	2,571,710	$ 38,978,487	18,990,769	$259,781,790
Shares issued to shareholders in reinvestment of distributions	—	—	3,374,325	45,470,152
Shares repurchased	(4,145,942)	(64,358,019)	(19,221,933)	(271,580,577)
Net increase (decrease)	(1,574,232)	$ (25,379,532)	3,143,161	$ 33,671,365

16

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Real Estate Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees discussed in detail the Fund’s performance and requested additional performance information from the Manager. The Trustees reviewed the additional performance information and had further discussions with the Manager.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded, based on their discussions with the Manager, that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with

17

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement

August 31, 2005 (Unaudited)

similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

18

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)

August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

19

GMO Real Estate Fund

(A Series of GMO Trust)

Proxy Voting Results

August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2A

To revise the Fund’s fundamental investment restriction with respect to concentration in any one industry:

Votes for	Votes against	Abstentions
13,397,165	0	446,743

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
13,397,154	0	446,754	0

20

GMO Real Estate Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = $5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

21

GMO Real Estate Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2005 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.48%	1,000.00	$1,159.60	$2.61
2) Hypothetical	0.48%	1,000.00	$1,022.79	$2.45

*                 Expenses are calculated using the Class’s annualized expense ratio for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Semi-Annual Report

August 31, 2005

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund’s website at www.gmo.com.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2005 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	61.7%
Debt Obligations	31.2
Short-Term Investments	5.7
Preferred Stocks	1.6
Real Estate Investment Trusts	1.4
Mutual Funds	0.5
Call Options Purchased	0.2
Loan Assignments	0.1
Loan Participations	0.1
Private Equity Securities	0.1
Swaps	0.1
Convertible Securities	0.0
Investment Funds	0.0
Promissory Notes	0.0
Put Options Purchased	0.0
Rights And Warrants	0.0
Futures	0.0
Written Options	0.0
Forward Currency Contracts	(0.1)
Reverse Repurchase Agreements	(1.1)
Other Assets and Liabilities (net)	(1.5)
100.0%

*            The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

1

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2005 (Unaudited)

Country/Region Summary**	% of Investments
United States	57.7%
Euro Region***	13.7
Japan	9.6
United Kingdom	4.2
South Korea	2.6
Canada	2.4
Sweden	2.2
Taiwan	1.9
Brazil	1.5
South Africa	0.7
Mexico	0.6
Australia	0.5
China	0.5
Hong Kong	0.5
Austria	0.4
Norway	0.4
Denmark	0.3
India	0.3
Malaysia	0.3
Singapore	0.3
Indonesia	0.2
Turkey	0.2
Argentina	0.1
Egypt	0.1
Greece	0.1
Philippines	0.1
Poland	0.1
Thailand	0.1
Switzerland	(2.3)
Other ^	0.7
100.0%

**               The table above incorporates aggregate indirect country exposure associated with investments in other funds of GMO Trust (“underlying funds”).  The table excludes short-term investments and any investment in the underlying funds that is less than 3% of invested assets.  The table includes values of derivative contracts.

***        The “Euro Region” is comprised of Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

^                       Other includes investment in GMO Emerging Country Debt Fund.

2

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2005 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
11,016,012	GMO Alpha Only Fund, Class III *	115,778,282
1,640,576	GMO Alternative Asset Opportunity Fund, Class III *	44,131,491
18,292,613	GMO Core Plus Bond Fund, Class IV	192,987,067
6,102,206	GMO Currency Hedged International Bond Fund, Class III	59,557,532
5,797,996	GMO Currency Hedged International Equity Fund, Class III	50,036,703
4,926,514	GMO Domestic Bond Fund, Class VI	49,511,465
760,501	GMO Emerging Countries Fund, Class III	12,091,963
872,128	GMO Emerging Country Debt Fund, Class IV	10,247,498
5,021,657	GMO Emerging Markets Fund, Class VI	95,461,705
547,862	GMO Inflation Indexed Bond Fund, Class III	6,393,554
2,011,485	GMO International Bond Fund, Class III	19,813,131
3,857,209	GMO International Growth Fund, Class III	108,271,858
3,605,954	GMO International Intrinsic Value Fund, Class IV	107,493,499
547,466	GMO International Small Companies Fund, Class III	9,416,414
1,122,678	GMO Real Estate Fund, Class III	18,928,346
360,143	GMO Short-Duration Investment Fund, Class III	3,205,270
17,021,022	GMO U.S. Core Fund, Class VI	242,038,928
4,674,121	GMO U.S. Quality Equity Fund, Class IV	93,015,016
85,943	GMO Value Fund, Class III	858,568

	TOTAL MUTUAL FUNDS (COST $1,134,301,904)	1,239,238,290

See accompanying notes to the financial statements.	3

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2005 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT(S) — 0.0%

	Repurchase Agreement(s) — 0.0%
9,848	Citigroup Global Markets Repurchase Agreement, dated 8/31/05, due 9/01/05, with a maturity value of $9,848, an effective yield of 2.50%, collateralized by a U.S. Treasury Bond with a rate of 6.00%, maturity date of 2/15/26, and market value, including accrued interest of $10,046.	9,848

	TOTAL SHORT-TERM INVESTMENT(S) (COST $9,848)	9,848

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,134,311,752)	1,239,248,138

	Other Assets and Liabilities (net) — 0.0%	(66,004)

	TOTAL NET ASSETS — 100.0%	$1,239,182,134

	Notes to Schedule of Investments:

	* Non-income producing security.
	As of August 31, 2005, 29.4% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on modeling tolls by a third party vendor (Note 2).

4	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2005 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $9,848) (Note 2)	$9,848
Investments in affiliated issuers, at value (cost $1,134,301,904) (Notes 2 and 8)	1,239,238,290
Receivable for investments sold	30,020,000
Dividends and interest receivable	4,339,548
Receivable for expenses reimbursed by Manager (Note 3)	9,114

Total assets	1,273,616,800

Liabilities:
Payable for investments purchased	34,339,531
Payable for Fund shares repurchased	25,109
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	1,568
Accrued expenses	68,458

Total liabilities	34,434,666
Net assets	$1,239,182,134

Net assets consist of:
Paid-in capital	$1,089,130,890
Accumulated undistributed net investment income	6,653,093
Accumulated net realized gain	38,461,765
Net unrealized appreciation	104,936,386
$1,239,182,134

Net assets attributable to:
Class III shares	$1,239,182,134

Shares outstanding:
Class III	107,533,110

Net asset value per share:
Class III	$11.52

See accompanying notes to the financial statements.	5

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2005 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$6,732,415
Interest	19,450

Total investment income	6,751,865

Expenses:
Custodian, fund accounting agent and transfer agent fees	25,852
Audit and tax fees	10,488
Legal fees	11,684
Trustees fees and related expenses (Note 3)	9,143
Registration fees	4,692
Miscellaneous	13,439
Total expenses	75,298
Fees and expenses reimbursed by Manager (Note 3)	(58,972)
Net expenses	16,326

Net investment income (loss)	6,735,539

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	23,955,381
Realized gain distributions from affiliated issuers (Note 8)	14,916,358

Net realized gain (loss) on investments	38,871,739

Change in net unrealized appreciation (depreciation) on investments	(4,449,586)

Net realized and unrealized gain (loss)	34,422,153

Net increase (decrease) in net assets resulting from operations	$41,157,692

6	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005
Increase (decrease) in net assets:
Operations:

Net investment income (loss)	$6,735,539	$17,661,800
Net realized gain (loss)	38,871,739	39,731,226
Change in net unrealized appreciation (depreciation)	(4,449,586)	40,552,791

Net increase (decrease) in net assets from operations	41,157,692	97,945,817

Distributions to shareholders from:
Net investment income
Class III	(1,144,306)	(24,420,472)
Net realized gains
Class III	(18,204,866)	(20,083,566)

	(19,349,172)	(44,504,038)
Net share transactions (Note 7):
Class III	186,950,410	522,541,342

Purchase premiums and redemption fees (Notes 2 and 7):
Class III	185,271	447,679

Total increase in net assets resulting from net share transactions and net purchase premiums and redemption fees	187,135,681	522,989,021

Total increase (decrease) in net assets	208,944,201	576,430,800

Net assets:
Beginning of period	1,030,237,933	453,807,133
End of period (including accumulated undistributed net investment income of $6,653,093 and $1,061,860, respectively)	$1,239,182,134	$1,030,237,933

See accompanying notes to the financial statements.	7

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2005		Year Ended February 28/29,
	(Unaudited)		2005		2004		2003		2002		2001
Net asset value, beginning of period	$11.33		$10.74		$8.13		$8.64		$8.99		$8.96
Income from investment operations:
Net investment income(a)	0.07	†	0.27	†	0.18		0.20		0.23		0.21
Net realized and unrealized gain (loss)	0.31		0.90		2.68		(0.28)		(0.20)		0.18
Total from investment operations	0.38		1.17		2.86		(0.08)		0.03		0.39
Less distributions to shareholders:
From net investment income	(0.01)		(0.32)		(0.23)		(0.43)		(0.38)		(0.36)
From net realized gains	(0.18)		(0.26)		(0.02)		—		—		—
Total distributions	(0.19)		(0.58)		(0.25)		(0.43)		(0.38)		(0.36)
Net asset value, end of period	$11.52		$11.33		$10.74		$8.13		$8.64		$8.99
Total Return(b)	3.36	%(c)**	11.07	%(c)	35.53	%(c)	(1.06)%		0.49%		4.29%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,239,182		$1,030,238		$453,807		$304,145		$7,318		$11,021
Net expenses to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income to average daily net assets(a)	1.18	%*	2.53%		2.19%		4.01%		2.66%		2.31%
Portfolio turnover rate	36	%**	10%		59%		61%		25%		12%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01%		0.02%		0.03%		0.05%		0.31%		0.20%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01	(f)	$0.01		$0.01		—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived on the Fund and underlying Funds during the periods shown.
(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

8	See accompanying notes to the financial statements.

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2005 (Unaudited)

1.              Organization

GMO Global Balanced Asset Allocation Fund (the “Fund”) is a series of GMO Trust (the “Trust”).  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.  The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).  The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985.  The Declaration of Trust permits the Trustees to create an unlimited number of series (“Funds”), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

The Fund operates as a “fund-of-funds” and makes investments in other funds of the Trust (“underlying fund(s)”).  The Fund seeks total return greater than the return of the GMO Global Balanced Index through investments to varying extents in the underlying fund(s).  The GMO Global Balanced Index is a composite benchmark computed by GMO consisting of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor’s Corporation); (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International);  (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year and rated investment grade or higher by Moody’s Investors Service, Standard & Poor’s or Fitch IBCA, Inc.) in the following proportions:  48.75% (S&P 500), 16.25% (MSCI ACWI), and 35% (Lehman Brothers).  The GMO Global Balanced Index reflects investment of all applicable dividends, capital gains, and interest.  The Fund pursues its objective by investing in the least expensive class of the underlying fund(s) that is currently operational.

The financial statements of the underlying fund(s) should be read in conjunction with the Fund’s financial statements.  These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain

9

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

underlying fund(s) in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of underlying fund(s) are valued at their net asset value.  For other assets and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE.  As a result, foreign equity securities held by the underlying funds are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Certain investments in securities held by the underlying fund(s) are valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund of the underlying fund(s).  As of August 31, 2005, the total value of these securities represented 6.2% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of August 31, 2005.

Taxes and distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund’s policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually.  All distributions

10

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

As of February 28, 2005, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,914  and $1,276 expiring in 2008 and 2010, respectively.  Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$1,134,617,276	$105,899,012	$(1,268,150)	$104,630,862

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date.  Income dividends and capital gain distributions from underlying fund(s) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.  Non-cash dividends, if any, are recorded at fair market value of the securities received.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.  In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s).  Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

The premium on cash purchases and fees on redemptions of Fund shares are currently each 0.08% of the amount invested or redeemed.  The redemption fee is only applicable to shares purchased on or after June 30, 2003.  The Fund’s purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested.  The level of purchase premium and redemption fee for the Fund will be adjusted

11

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

approximately annually to account for changes in the Fund’s investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund).  If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion.  In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs.  All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital.  For the six months ended August 31, 2005 and the year ended February 28, 2005, the Fund received $168,545 and $444,839 in purchase premiums and $16,726 and $2,840 in redemption fees, respectively.  There is no premium for reinvested distributions or in-kind transactions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.              Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s).  The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

GMO has entered into a binding agreement effective until at least June 30, 2006 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the Chief Compliance Officer (“CCO”) and independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes, and expenses indirectly incurred by investments in the underlying fund(s)).

12

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s).  For the six months ended August 31, 2005, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Management Fees	Indirect Operating Expenses (excluding management fees, shareholder service fees and investment-related expenses)	Indirect Shareholder Service Fees	Indirect Investment- Related Expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense)	Total Indirect Expense
0.349%	0.063%	0.113%	0.011%	0.536%

The Fund’s portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2005 was $6,475 and $4,093, respectively.  No remuneration is paid to any Trustee or officer who is affiliated with the Manager, except for the CCO.

4.              Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $594,217,952 and $404,792,138, respectively.

5.              Guarantees

In the normal course of business the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.              Principal shareholders and related parties

As of August 31, 2005, 11.0% of the outstanding shares of the Fund was held by one shareholder.  Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2005, 0.4% of the Fund was held by fifteen related parties comprised of certain GMO employee accounts.

13

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

7.              Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).  Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2005		Year Ended
	(Unaudited)		February 28, 2005
	Shares	Amount	Shares	Amount
Class III:
Shares sold	17,235,718	$194,320,985	47,326,709	$506,574,167
Shares issued to shareholders in reinvestment of distributions	1,579,743	17,787,899	3,584,010	39,497,603
Shares repurchased	(2,251,807)	(25,158,474)	(2,189,911)	(23,530,428)
Purchase premiums and redemption fees	—	185,271	—	447,679
Net increase (decrease)	16,563,654	$187,135,681	48,720,808	$522,989,021

8.              Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of these issuers during the six months ended August 31, 2005, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Alpha Only Fund, Class III	$32,963,379	$81,736,801	$8,208	$—	$—	$115,778,282
GMO Alternative Asset Opportunity Fund, Class III	—	41,000,000	4,357	—	—	44,131,491
GMO Core Plus Bond Fund, Class III	127,328,898	58,754,887	187,302,955	143,143	—	—
GMO Core Plus Bond Fund, Class IV	—	191,344,080	—	—	—	192,987,067
GMO Currency Hedged International Bond Fund, Class III	71,877,970	11,608,776	25,157,871	1,926,751	163,662	59,557,532
GMO Currency Hedged International Equity Fund, Class III	45,196,546	19,649,701	16,534,855	—	4,711,897	50,036,703
GMO Domestic Bond Fund, Class III	102,330,133	3,419,813	107,018,243	10,475	1,172,088	—

14

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2005 (Unaudited)

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Domestic Bond Fund, Class VI	—	48,940,044	20,000	—	—	49,511,465
GMO Emerging Countries Fund, Class III	11,466,947	649,573	1,246	61,357	508,898	12,091,963
GMO Emerging Country Debt Fund, Class IV	9,414,586	263,141	1,056	29,921	167,560	10,247,498
GMO Emerging Markets Fund, Class VI	84,567,353	15,130,086	4,969,847	781,019	3,795,560	95,461,705
GMO Inflation Indexed Bond Fund, Class III	28,364,806	3,906,453	26,000,449	116,262	91,786	6,393,554
GMO International Bond Fund, Class III	21,786,870	808,551	1,197,071	643,098	12,407	19,813,131
GMO International Growth Fund, Class III	87,262,780	25,339,207	7,919,137	238,847	1,795,205	108,271,858
GMO International Intrinsic Value Fund, Class IV	86,427,234	26,861,273	8,210,861	201,955	1,446,141	107,493,499
GMO International Small Companies Fund, Class III	19,084,299	1,478,961	10,548,317	—	865,014	9,416,414
GMO Real Estate Fund, Class III	22,680,730	1,161,340	8,002,041	—	—	18,928,346
GMO Short-Duration Investment Fund, Class III	3,145,592	13,278	339	13,277	—	3,205,270
GMO U.S. Core Fund, Class VI	195,163,591	48,942,542	1,865,118	2,117,106	—	242,038,928
GMO U.S. Quality Equity Fund, Class IV	80,387,878	13,197,021	10,074	442,825	186,140	93,015,016
GMO Value Fund, Class III	857,087	12,424	20,093	6,379	—	858,568
Totals	$1,030,306,679	$594,217,952	$404,792,138	$6,732,415	$14,916,358	$1,239,238,290

15

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2005 (Unaudited)

Approval of renewal of investment management agreement for GMO Global Balanced Asset Allocation Fund.

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2005, the Trustees, each of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for each Fund of GMO Trust was considered separately; however, the Trustees noted the common interests of the Funds.  The Trustees considered information relevant to the renewal of the agreement at meetings throughout the year.  In addition, the Trustees met May 19, 2005 with their independent legal counsel and the Trust’s independent chief compliance officer to discuss extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement.  At the conclusion of the meeting, the Trustees instructed their counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 2, 2005.  Matters considered by the Trustees included the following:

The Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the investment management agreement.  The Trustees also received information concerning the investment philosophy and investment process applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund.  In connection with that information, the Trustees considered the Manager’s in-house research capabilities as well as other resources available to the Manager’s personnel.  The Trustees also took into account the time and attention devoted by senior management to the Fund.  The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered information relating to the Fund’s investment performance relative to its performance benchmark(s), relative to the performance of other accounts with similar objectives managed by the Manager, and relative to funds with similar objectives managed by other managers.  The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Fund’s returns, as well as factors identified by the Manager as contributing to the Fund’s performance.  The Trustees noted the generally positive long-term performance of the Fund.  The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.  The Trustees concluded that the Fund’s performance supported the renewal of the agreement.

The Trustees also gave substantial consideration to the fees payable under the agreement.  The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and expense ratio of the Fund compared very favorably to those of most other comparable funds included in the report.  In evaluating the Fund’s advisory fee, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund,

16

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

and reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also reviewed the Manager’s profitability with respect to the Fund.  For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Manager, but also so-called “fallout benefits” to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust’s servicing agreements, and reputational value derived from serving as investment manager to the Fund.  The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities.  The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected economies of scale associated with managing the Fund.  After reviewing these and related factors, including the Manager’s profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered the quality of the services provided by the Manager to the Fund.  The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund.  The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager’s and the Fund’s proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters.  The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement.  The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements.  The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements, and related shareholder services.  The Trustees considered the Manager’s management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the agreement.

17

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2005 (Unaudited)

At the meeting of the Trustees on June 2, 2005, the Manager presented additional information and discussed with the Trustees issues identified by the Trustees. The Trustees, each of whom is not an “interested person” of the Trust, stated that, based on their evaluation of all factors that they deemed to be material, including those factors described above, they had concluded that the Fund’s investment management agreement should be renewed for an additional twelve month period commencing June 30, 2005.

18

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Proxy Voting Results
August 31, 2005 (Unaudited)

A special meeting of shareholders of the Trust and of the Fund was held on March 23, 2005.

Proposal 1

At the meeting each of the nominees for Trustees was elected as follows*:

	Votes for	Votes withheld
Donald W. Glazer	2,047,893,477	65,650,980
Jay O. Light	2,043,894,209	69,650,248
W. Nicholas Thorndike	2,001,606,402	111,938,055

* Reflects a Trust-wide proposal and voting results.

Proposal 2B

To eliminate the Fund’s fundamental investment restriction with respect to investments in certain related issuers:

Votes for	Votes against	Abstentions	Broker Non-Votes
34,951,020	5,374,728	9,803,029	0

Proposal 2C

To revise the Fund’s fundamental investment restriction with respect to investments in commodities:

Votes for	Votes against	Abstentions
35,422,626	5,374,728	9,331,422

19

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Fund Expenses
August 31, 2005 (Unaudited)

Expense Examples:  The following information is in relation to expenses for the six month period ended August 31, 2005.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005 through August 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled “Net Expense Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class III
	Annualized	Beginning	Ending	Net
	Expense	Account	Account	Expense
	Ratio	Value	Value	Incurred *
1) Actual	0.54%	$1,000.00	$1,033.60	$2.77
2) Hypothetical	0.54%	$1,000.00	$1,022.48	$2.75

*                 Expenses are calculated using the Class’s annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2005, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)   The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99CERT.

(a)(3) Not applicable to this registrant.

(b) Certifications by the Chief Executive Officer and Chief Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940
(17 CFR 270.30a-2 (b)) are attached hereto as EX-99.906.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date: 11/1/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date: 11/1/05

By (Signature and Title):	/s/ Susan Randall Harbert
Susan Randall Harbert, Chief Financial Officer

Date: 11/1/05